UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors,
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company,
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
03/31/2026
Date of reporting period:
03/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

iShares Mortgage Real Estate ETF

REM | Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Mortgage Real Estate ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage Real Estate ETF	$49	0.48%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 4.66%.
  For the same period, the Russell 3000® Index returned 18.09% and the FTSE Nareit All Mortgage Capped Index returned 5.40%.
What contributed to performance?
While inflation remained elevated, worries over labor market softness led the Federal Reserve (“Fed”) to lower short-term borrowing costs three times for a total of 75 basis points in the second half of 2025. During the reporting period, agency mortgage REIT holdings contributed to the Fund’s return, as lower short-term funding costs, modestly improving mortgage spreads, and continued demand for high dividend income supported share prices of agency-focused REITs.
What detracted from performance?
The mortgage market remained challenged during the reporting period, as persistent inflation and elevated longer-term Treasury yields kept borrowing costs high despite the Fed’s three rate cuts. While lower short-term rates provided some relief, commercial real estate fundamentals remained under pressure from tighter credit conditions and refinancing risk. The Fund’s commercial mortgage REIT holdings detracted from performance, as concerns over multifamily and transitional property loans weighed on investor sentiment and increased expectations for loan losses.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.66%	(1.18)%	3.23%
Russell 3000® Index	18.09	10.87	13.72
FTSE Nareit All Mortgage Capped Index	5.40	(0.63)	3.88
Key Fund statistics
Net Assets	$545,352,077
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$2,853,956
Portfolio Turnover Rate	21%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Mortgage REITs	100.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	22.2%
AGNC Investment Corp.	14.5%
Starwood Property Trust, Inc.	7.8%
Blackstone Mortgage Trust, Inc., Class A	4.7%
Rithm Capital Corp.	4.6%
Dynex Capital, Inc.	4.5%
ARMOUR Residential REIT, Inc.	4.2%
Arbor Realty Trust, Inc.	3.3%
Apollo Commercial Real Estate Finance, Inc.	3.3%
Ellington Financial, Inc.	3.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell or FTSE International Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Mortgage Real Estate ETF
Annual Shareholder Report — March 31, 2026
REM-03/26-AR

iShares Residential and Multisector Real Estate ETF

REZ | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Residential and Multisector Real Estate ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Residential and Multisector Real Estate ETF	$48	0.48%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned (1.47)%.
  For the same period, the Russell 3000® Index returned 18.09% and the FTSE Nareit All Residential Capped Index returned (0.99)%.
What contributed to performance?
While inflation remained elevated, worries over labor market softness led the Federal Reserve (“Fed”) to lower short-term borrowing costs three times for a total of 75 basis points in the second half of 2025. During the reporting period, healthcare REIT holdings contributed to the Fund’s return, driven by positive demographic tailwinds which supported robust demand for senior housing.
What detracted from performance?
Residential REIT holdings detracted from the Fund's return during the reporting period. Although the Federal Reserve cut rates during the reporting period, borrowing costs remained elevated amid persistent inflation, which weighed on valuations for multi-family residential REITs. Fundamentals were further pressured by a wave of new supply that outpaced demand in several markets, pushing vacancy rates higher and constraining rent growth and landlord pricing power. Single family residential REIT holdings also detracted, as slowing rent growth, regulatory uncertainty, and elevated financing costs constrained earnings and weighed on valuations.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(1.47)%	4.99%	5.54%
Russell 3000® Index	18.09	10.87	13.72
FTSE Nareit All Residential Capped Index	(0.99)	5.48	6.00
Key Fund statistics
Net Assets	$785,973,550
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$3,826,257
Portfolio Turnover Rate	14%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Industry allocation
Industry	Percent of Total Investments(a)
Health Care REITs	47.7%
Residential REITs	35.1%
Specialized REITs	17.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	23.3%
Public Storage	8.6%
Ventas, Inc.	7.7%
Extra Space Storage, Inc.	5.6%
Equity Residential	4.6%
AvalonBay Communities, Inc.	4.4%
Sun Communities, Inc.	3.6%
Essex Property Trust, Inc.	3.6%
Invitation Homes, Inc.	3.6%
Mid-America Apartment Communities, Inc.	3.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell or FTSE International Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Residential and Multisector Real Estate ETF
Annual Shareholder Report — March 31, 2026
REZ-03/26-AR

iShares ESG Select Screened S&P 500 ETF

XVV | Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares ESG Select Screened S&P 500 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P 500 ETF	$9	0.08%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 16.47%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 500 Sustainability Screened Index® returned 16.56%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related companies. However, volatility resurfaced later in the period as renewed geopolitical tensions in the Middle East increased investor uncertainty and contributed to higher energy prices. Stocks in the U.S. information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, driven by robust demand for AI, cloud computing, and data center infrastructure. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. The industrials sector advanced due to commercial aircraft upgrades, infrastructure spending, and record U.S. defense budgets amid geopolitical tensions.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 22, 2020 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	16.47%	11.56%	14.16%
S&P Total Market Index	18.14	10.76	14.04
S&P 500 Sustainability Screened Index®	16.56	11.65	14.26
Key Fund statistics
Net Assets	$596,406,914
Number of Portfolio Holdings	444
Net Investment Advisory Fees	$392,506
Portfolio Turnover Rate	4%
The inception date of the Fund was September 22, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.3%
Financials	14.1%
Communication Services	11.5%
Consumer Discretionary	11.0%
Health Care	9.4%
Industrials	7.4%
Consumer Staples	4.0%
Materials	2.3%
Real Estate	2.2%
Utilities	1.5%
Energy	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.5%
Apple Inc.	7.5%
Microsoft Corp.	5.5%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class A	3.4%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class C, NVS	2.7%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Select Screened S&P 500 ETF
Annual Shareholder Report — March 31, 2026
XVV-03/26-AR

iShares ESG Select Screened S&P Mid-Cap ETF

XJH | Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares ESG Select Screened S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P Mid-Cap ETF	$13	0.12%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 17.62%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P MidCap 400 Sustainability Screened Index® returned 17.73%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related companies. However, volatility resurfaced later in the period as renewed geopolitical tensions in the Middle East increased investor uncertainty and contributed to higher energy prices. Companies in the industrials sector were the largest contributors to the Fund’s return. The industrials sector advanced due to commercial aircraft upgrades, infrastructure spending, and record U.S. defense budgets amid geopolitical tensions. Technology hardware and equipment companies in the information technology sector were supported by demand for networking equipment and optical components needed for AI infrastructure and cloud workloads. Elevated oil prices amid geopolitical risks drove energy names higher.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 22, 2020 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.62%	6.17%	12.67%
S&P Total Market Index	18.14	10.76	14.04
S&P MidCap 400 Sustainability Screened Index®	17.73	6.30	12.83
Key Fund statistics
Net Assets	$346,608,830
Number of Portfolio Holdings	362
Net Investment Advisory Fees	$372,695
Portfolio Turnover Rate	20%
The inception date of the Fund was September 22, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.6%
Financials	15.3%
Information Technology	13.3%
Consumer Discretionary	11.8%
Health Care	10.0%
Real Estate	7.4%
Materials	6.1%
Consumer Staples	4.7%
Energy	2.9%
Utilities	1.7%
Communication Services	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
TechnipFMC PLC	1.0%
Casey's General Stores, Inc.	1.0%
United Therapeutics Corp.	0.9%
Curtiss-Wright Corp.	0.9%
Flex Ltd.	0.8%
XPO, Inc.	0.8%
Woodward, Inc.	0.8%
Royal Gold, Inc.	0.7%
U.S. Foods Holding Corp.	0.7%
Burlington Stores, Inc.	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Select Screened S&P Mid-Cap ETF
Annual Shareholder Report — March 31, 2026
XJH-03/26-AR

iShares ESG Select Screened S&P Small-Cap ETF

XJR | Cboe BZX Exchange

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares ESG Select Screened S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P Small-Cap ETF	$13	0.12%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 17.22%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P SmallCap 600 Sustainability Screened Index® returned 17.35%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related companies. However, volatility resurfaced later in the period as renewed geopolitical tensions in the Middle East increased investor uncertainty and contributed to higher energy prices. Companies in the industrials sector were the largest contributors to the Fund’s return. The industrials sector advanced due to commercial aircraft upgrades, infrastructure spending, and record U.S. defense budgets amid geopolitical tensions. Stocks in the U.S. information technology sector benefited from robust demand for AI, cloud computing, and data center infrastructure. In the financials sector, regional banks were supported by loan growth, improved credit quality, and an improved interest rate environment.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: September 22, 2020 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.22%	3.84%	12.05%
S&P Total Market Index	18.14	10.76	14.04
S&P SmallCap 600 Sustainability Screened Index®	17.35	3.99	12.34
Key Fund statistics
Net Assets	$121,903,614
Number of Portfolio Holdings	603
Net Investment Advisory Fees	$124,995
Portfolio Turnover Rate	27%
The inception date of the Fund was September 22, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.1%
Industrials	17.7%
Consumer Discretionary	14.7%
Information Technology	14.1%
Health Care	11.3%
Real Estate	6.7%
Materials	4.7%
Energy	3.9%
Communication Services	3.0%
Consumer Staples	2.6%
Utilities	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Element Solutions, Inc.	0.6%
Primoris Services Corp.	0.6%
Viavi Solutions, Inc.	0.6%
FormFactor, Inc.	0.6%
LKQ Corp.	0.6%
ESCO Technologies, Inc.	0.6%
Celanese Corp., Class A	0.6%
Semtech Corp.	0.5%
Armstrong World Industries, Inc.	0.5%
Sanmina Corp.	0.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Select Screened S&P Small-Cap ETF
Annual Shareholder Report — March 31, 2026
XJR-03/26-AR

iShares S&P 100 ETF

OEF | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares S&P 100 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 100 ETF	$22	0.20%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 18.67%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 100® returned 18.91%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for large-cap technology and artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Stocks in the U.S. information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, driven by robust demand for AI, cloud computing, and data center infrastructure. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services fueled by surging enterprise AI demand. Additionally, the industrials sector contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.67%	13.41%	15.06%
S&P Total Market Index	18.14	10.76	13.65
S&P 100®	18.91	13.64	15.29
Key Fund statistics
Net Assets	$17,777,668,397
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$47,802,574
Portfolio Turnover Rate	5%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	38.9%
Communication Services	13.5%
Financials	11.3%
Consumer Discretionary	10.2%
Health Care	9.3%
Industrials	5.9%
Consumer Staples	5.8%
Energy	3.1%
Utilities	1.0%
Materials	0.6%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	10.5%
Apple Inc.	9.2%
Microsoft Corp.	6.8%
Amazon.com, Inc.	5.0%
Alphabet, Inc., Class A	4.2%
Broadcom, Inc.	3.6%
Alphabet, Inc., Class C, NVS	3.3%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	2.6%
Berkshire Hathaway, Inc., Class B	2.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 100 ETF
Annual Shareholder Report — March 31, 2026
OEF-03/26-AR

iShares S&P 500 Growth ETF

IVW | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares S&P 500 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Growth ETF	$20	0.18%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 22.44%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 500 Growth Index™ returned 22.67%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for large-cap technology and artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Stocks in the U.S. information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, driven by robust demand for AI, cloud computing, and data center infrastructure. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services fueled by surging enterprise AI demand. Additionally, the industrials sector contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software business models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.44%	12.43%	15.74%
S&P Total Market Index	18.14	10.76	13.65
S&P 500 Growth Index™	22.67	12.63	15.94
Key Fund statistics
Net Assets	$60,977,919,628
Number of Portfolio Holdings	146
Net Investment Advisory Fees	$111,562,707
Portfolio Turnover Rate	22%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	48.1%
Communication Services	16.5%
Financials	9.8%
Consumer Discretionary	9.4%
Industrials	6.8%
Health Care	6.8%
Consumer Staples	1.1%
Real Estate	0.6%
Utilities	0.5%
Materials	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.6%
Microsoft Corp.	9.5%
Apple Inc.	6.4%
Alphabet, Inc., Class A	5.8%
Broadcom, Inc.	5.1%
Alphabet, Inc., Class C, NVS	4.6%
Meta Platforms, Inc., Class A	4.3%
Amazon.com, Inc.	3.7%
Berkshire Hathaway, Inc., Class B	3.0%
Eli Lilly & Co.	2.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Growth ETF
Annual Shareholder Report — March 31, 2026
IVW-03/26-AR

iShares S&P 500 Value ETF

IVE | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares S&P 500 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Value ETF	$19	0.18%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 12.74%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 500 Value Index™ returned 12.91%.
What contributed to performance?
Value stocks in the U.S. information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, as robust demand for AI, cloud computing, and data center infrastructure supported spending on advanced chips and semiconductor manufacturing equipment. Additionally, a consumer-facing technology hardware company gained as a major new smartphone launch drove record sales and an expanding software and subscription business added high-margin recurring revenue. Energy stocks also gained, supported by steady U.S. oil production growth and resilient demand, as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears. Established producers benefited as steady output and robust cash flows funded dividends and stock buybacks. In the industrials sector, value-oriented aerospace and defense firms advanced due to record U.S. defense budgets, aircraft upgrades, and surging global orders amid geopolitical tensions.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.74%	10.49%	11.31%
S&P Total Market Index	18.14	10.76	13.65
S&P 500 Value Index™	12.91	10.68	11.49
Key Fund statistics
Net Assets	$46,606,444,733
Number of Portfolio Holdings	443
Net Investment Advisory Fees	$76,906,704
Portfolio Turnover Rate	28%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	16.6%
Financials	15.6%
Health Care	12.3%
Industrials	11.4%
Consumer Discretionary	10.4%
Consumer Staples	9.7%
Energy	8.3%
Utilities	4.8%
Materials	3.9%
Communication Services	3.6%
Real Estate	3.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.9%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	2.6%
Walmart, Inc.	2.0%
Costco Wholesale Corp.	1.6%
Tesla, Inc.	1.5%
Chevron Corp.	1.4%
Procter & Gamble Co. (The)	1.2%
Home Depot, Inc. (The)	1.2%
Bank of America Corp.	1.2%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 Value ETF
Annual Shareholder Report — March 31, 2026
IVE-03/26-AR

iShares S&P Small-Cap 600 Value ETF

IJS | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares S&P Small-Cap 600 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Value ETF	$20	0.18%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 23.37%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P SmallCap 600 Value Index™ returned 23.56%.
What contributed to performance?
Small-cap value stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. Technology hardware and semiconductor stocks contributed to the Fund’s return as robust artificial intelligence (“AI”) data center demand boosting needs for memory chips, semiconductor manufacturing equipment, and testing systems. Among energy companies, oil and gas explorers benefited from a favorable commodity price environment alongside solid production growth. In the financials sector, regional banks posted solid gains over the period, supported by the Federal Reserve's rate cutting cycle, which eased funding costs and supported profitability alongside moderate loan growth.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software business models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	23.37%	5.01%	9.35%
S&P Total Market Index	18.14	10.76	13.65
S&P SmallCap 600 Value Index™	23.56	5.23	9.54
Key Fund statistics
Net Assets	$7,627,702,941
Number of Portfolio Holdings	496
Net Investment Advisory Fees	$11,875,560
Portfolio Turnover Rate	56%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	20.9%
Consumer Discretionary	15.9%
Industrials	13.7%
Information Technology	9.3%
Energy	8.4%
Materials	7.5%
Health Care	7.3%
Real Estate	6.6%
Communication Services	4.5%
Consumer Staples	3.3%
Utilities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Eastman Chemical Co.	1.1%
LKQ Corp.	1.0%
Match Group, Inc.	0.9%
Celanese Corp., Class A	0.9%
SM Energy Co.	0.9%
Molina Healthcare, Inc.	0.9%
Paycom Software, Inc.	0.8%
CarMax, Inc.	0.8%
Lamb Weston Holdings, Inc.	0.8%
Magnolia Oil & Gas Corp., Class A	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P Small-Cap 600 Value ETF
Annual Shareholder Report — March 31, 2026
IJS-03/26-AR

iShares Core S&P Mid-Cap ETF

IJH | NYSE Arca

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Core S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Mid-Cap ETF	$5	0.05%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 17.30%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P MidCap 400® returned 17.35%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. The industrials sector was the largest contributor to the Fund's performance, aided by record U.S. defense budgets, aircraft upgrades, and surging global orders amid geopolitical tensions. Additionally, increased infrastructure spending supported firms that supply construction and engineering and heavy machinery. In the information technology sector, technology hardware and equipment stocks contributed due to explosive AI data center demand boosting needs for specialized components. Energy stocks advanced, supported by steady U.S. oil production growth and resilient demand, and as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears.
What detracted from performance?
During the reporting period, application software stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.30%	6.88%	10.53%
S&P Total Market Index	18.14	10.76	13.65
S&P MidCap 400®	17.35	6.92	10.58
Key Fund statistics
Net Assets	$106,132,634,226
Number of Portfolio Holdings	408
Net Investment Advisory Fees	$49,578,562
Portfolio Turnover Rate	16%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.7%
Financials	14.7%
Information Technology	12.3%
Consumer Discretionary	11.1%
Health Care	9.0%
Real Estate	6.9%
Materials	5.9%
Energy	5.4%
Consumer Staples	4.6%
Utilities	3.4%
Communication Services	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
TechnipFMC PLC	0.9%
Casey's General Stores, Inc.	0.8%
United Therapeutics Corp.	0.8%
Curtiss-Wright Corp.	0.8%
Flex Ltd.	0.8%
XPO, Inc.	0.7%
Woodward, Inc.	0.7%
Royal Gold, Inc.	0.6%
U.S. Foods Holding Corp.	0.6%
Burlington Stores, Inc.	0.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P Mid-Cap ETF
Annual Shareholder Report — March 31, 2026
IJH-03/26-AR

iShares Core S&P Small-Cap ETF
IJR | NYSE Arca
Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Core S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Small-Cap ETF	$7	0.06%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 20.43%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P SmallCap 600® returned 20.50%.
What contributed to performance?
Small-cap stocks gained during the reporting period, supported by resilient U.S. economic growth and reshoring tailwinds. However, volatility resurfaced later in the reporting period amid renewed Middle East geopolitical tensions that spiked volatility. In this landscape, information technology stocks were the largest contributors to the Fund’s return, propelled by surging demand for artificial intelligence (“AI”) infrastructure and components amid the global expansion of data centers and generative AI models. Additionally, the industrials sector contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions. Energy stocks were supported by steady U.S. oil production growth and resilient demand as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears.
What detracted from performance?
During the reporting period, healthcare equipment and supplies firms in the healthcare sector were modest detractors from the Fund’s return. These companies faced a challenging combination of regulatory and reimbursement uncertainty, earnings disappointments, and policy-driven headwinds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	20.43%	4.42%	9.86%
S&P Total Market Index	18.14	10.76	13.65
S&P SmallCap 600®	20.50	4.49	9.90
Key Fund statistics
Net Assets	$92,018,041,533
Number of Portfolio Holdings	673
Net Investment Advisory Fees	$50,909,805
Portfolio Turnover Rate	25%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.9%
Financials	17.6%
Consumer Discretionary	13.6%
Information Technology	12.9%
Health Care	11.3%
Energy	6.3%
Real Estate	6.1%
Materials	5.3%
Communication Services	3.7%
Consumer Staples	2.9%
Utilities	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Eastman Chemical Co.	0.6%
Element Solutions, Inc.	0.5%
Primoris Services Corp.	0.5%
Viavi Solutions, Inc.	0.5%
Argan, Inc.	0.5%
FormFactor, Inc.	0.5%
LKQ Corp.	0.5%
ESCO Technologies, Inc.	0.5%
Match Group, Inc.	0.5%
Celanese Corp., Class A	0.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P Small-Cap ETF
Annual Shareholder Report — March 31, 2026
IJR-03/26-AR

iShares Core S&P U.S. Growth ETF
IUSG | NASDAQ
Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Core S&P U.S. Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Growth ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 22.58%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 900 Growth Index™ (Spliced) returned 22.63%.
What contributed to performance?
Information technology stocks were the largest contributors to the Fund’s return during the reporting period. Companies that provide semiconductors and semiconductor equipment benefited from surging artificial intelligence (“AI”) infrastructure demand, as hyperscale data center expansion spurred increased chip production and investment in semiconductor manufacturing capacity. Technology hardware and equipment stocks also contributed as a consumer-facing technology hardware company gained following a major smartphone launch that drove record sales, while growth in services and subscription revenue supported margins. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. Additionally, the industrials sector was supported by U.S. reshoring efforts and infrastructure spending, which supported demand for construction equipment and related machinery.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models. In the financials sector, transaction and payment processing services firms were hindered by reduced consumer spending and stiff competition in payment processing.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.58%	12.22%	15.61%
S&P Total Market Index	18.14	10.76	13.65
S&P 900 Growth Index™ (Spliced)	22.63	12.27	15.67
Key Fund statistics
Net Assets	$25,998,002,837
Number of Portfolio Holdings	390
Net Investment Advisory Fees	$9,804,375
Portfolio Turnover Rate	22%
The S&P 900 Growth Index™ (Spliced) reflects the performance of the Russell 3000® Growth Index through January 22, 2017, and the S&P 900 Growth Index™ thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	46.4%
Communication Services	15.7%
Financials	9.7%
Consumer Discretionary	9.4%
Industrials	8.2%
Health Care	7.2%
Consumer Staples	1.2%
Real Estate	0.9%
Materials	0.6%
Utilities	0.5%
Energy	0.2%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	13.9%
Microsoft Corp.	9.0%
Apple Inc.	6.1%
Alphabet, Inc., Class A	5.5%
Broadcom, Inc.	4.8%
Alphabet, Inc., Class C, NVS	4.4%
Meta Platforms, Inc., Class A	4.1%
Amazon.com, Inc.	3.5%
Berkshire Hathaway, Inc., Class B	2.9%
Eli Lilly & Co.	2.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P U.S. Growth ETF
Annual Shareholder Report — March 31, 2026
IUSG-03/26-AR

iShares Core S&P U.S. Value ETF
IUSV | NASDAQ
Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Core S&P U.S. Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Value ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 12.89%.
  For the same period, the S&P Total Market Index returned 18.14% and the S&P 900 Value Index™ (Spliced) returned 12.91%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for large-cap technology and artificial-intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Value-oriented semiconductor stocks gained as heightened AI data center demand increased demand for memory chips, semiconductor manufacturing equipment, and testing systems. Additionally, a consumer-facing technology hardware company advanced amid resilient demand for its smartphone, while growth in its software and subscription services business supported margins. Energy stocks were supported by steady U.S. oil production growth and resilient demand, as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears. Firms in the industrials sector benefited from record U.S. defense budgets, infrastructure spending, aircraft upgrades, and surging global orders amid geopolitical tensions.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.89%	10.44%	11.51%
S&P Total Market Index	18.14	10.76	13.65
S&P 900 Value Index™ (Spliced)	12.91	10.49	11.54
Key Fund statistics
Net Assets	$24,069,243,521
Number of Portfolio Holdings	745
Net Investment Advisory Fees	$8,955,208
Portfolio Turnover Rate	28%
The S&P 900 Value Index™ (Spliced) reflects the performance of the Russell 3000® Value Index through January 22, 2017, and the S&P 900 Value Index™ thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	16.1%
Financials	16.0%
Health Care	11.8%
Industrials	11.8%
Consumer Discretionary	10.5%
Consumer Staples	9.5%
Energy	8.3%
Utilities	4.8%
Materials	4.1%
Real Estate	3.6%
Communication Services	3.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.5%
Amazon.com, Inc.	3.4%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	1.9%
Costco Wholesale Corp.	1.6%
Tesla, Inc.	1.4%
Chevron Corp.	1.4%
Procter & Gamble Co. (The)	1.2%
Home Depot, Inc. (The)	1.2%
Bank of America Corp.	1.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC , and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the comapny listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core S&P U.S. Value ETF
Annual Shareholder Report — March 31, 2026
IUSV-03/26-AR

iShares MSCI USA Quality GARP ETF
GARP | Cboe BZX Exchange
Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares MSCI USA Quality GARP ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality GARP ETF	$17	0.15%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 25.86%.
  For the same period, the MSCI USA Index returned 17.74% and the MSCI USA Quality GARP Select Index (Spliced) returned 26.05%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. Firms that provide semiconductors and semiconductor equipment were the largest contributors to the Fund’s return, as heightened AI data center demand boosting needs key semiconductor components. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services. Additionally, the industrials sector contributed, driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models. In the financials sector, transaction and payment processing services firms were hindered by broader fintech challenges, including reduced consumer spending and competition in payment processing.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: January 14, 2020 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	25.86%	15.52%	17.32%
MSCI USA Index	17.74	11.62	13.36
MSCI USA Quality GARP Select Index (Spliced)	26.05	15.75	17.54
Key Fund statistics
Net Assets	$1,372,451,190
Number of Portfolio Holdings	150
Net Investment Advisory Fees	$1,245,970
Portfolio Turnover Rate	67%
The inception date of the Fund was January 14, 2020.
The MSCI USA Quality GARP Select Index (Spliced) reflects the performance of the Russell US Large Cap Factors Growth Style Index through June 2, 2024, and the MSCI USA Quality GARP Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	49.1%
Communication Services	11.7%
Industrials	9.7%
Financials	8.8%
Consumer Discretionary	7.6%
Health Care	6.5%
Energy	3.9%
Materials	1.1%
Utilities	1.0%
Real Estate	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	5.1%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Lam Research Corp.	4.8%
Meta Platforms, Inc., Class A	4.7%
Visa, Inc., Class A	3.3%
Alphabet, Inc., Class A	3.2%
KLA Corp.	3.2%
Amphenol Corp., Class A	3.0%
Eli Lilly & Co.	2.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., and its respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MSCI USA Quality GARP ETF
Annual Shareholder Report — March 31, 2026
GARP-03/26-AR

iShares Preferred and Income Securities ETF
PFF | NASDAQ
Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Preferred and Income Securities ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Preferred and Income Securities ETF	$46	0.45%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 4.63%.
  For the same period, the MSCI USA Index returned 17.74% and the ICE Exchange-Listed Preferred & Hybrid Securities Index (Spliced) returned 5.13%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Materials stocks contributed the most to the Fund’s return, particularly a leading producer of lithium for electric vehicle batteries and energy storage systems due to strong demand and a rally in lithium prices. In the utilities sector, electric utilities companies benefited from rising power demand from AI data centers and hyperscale customers, which supported increased grid and generation investment. In the industrials sector, an aerospace manufacturer contributed as improving commercial aircraft demand and a gradual recovery in production supported investor sentiment.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.63%	1.12%	3.18%
MSCI USA Index	17.74	11.62	14.16
ICE Exchange-Listed Preferred & Hybrid Securities Index (Spliced)	5.13	1.54	3.79
Key Fund statistics
Net Assets	$13,343,657,164
Number of Portfolio Holdings	462
Net Investment Advisory Fees	$63,842,706
Portfolio Turnover Rate	20%
The ICE Exchange-Listed Preferred & Hybrid Securities Index (Spliced) reflects the performance of the S&P U.S. Preferred Stock Index through January 31, 2019, the ICE Exchange-Listed Preferred & Hybrid Securities Transition Index from February 1, 2019 through October 31, 2019, and the ICE Exchange-Listed Preferred & Hybrid Securities Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	57.7%
Utilities	13.1%
Information Technology	8.9%
Real Estate	5.3%
Industrials	5.2%
Communication Services	3.5%
Materials	1.8%
Consumer Discretionary	1.5%
Consumer Staples	1.2%
Health Care	1.2%
Energy	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Boeing Co. (The)	3.9%
Strategy, Inc., Series A., NVS	2.6%
Wells Fargo & Co., Series L, NVS	2.3%
Oracle Corp., Series D, NVS	2.3%
Albemarle Corp., NVS	1.7%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.4%
Bank of America Corp., Series L, NVS	1.4%
NextEra Energy, Inc.	1.2%
NextEra Energy, Inc.	1.2%
KKR & Co., Inc., Series D	1.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., S&P Dow Jones Indices LLC or ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Preferred and Income Securities ETF
Annual Shareholder Report — March 31, 2026
PFF-03/26-AR

iShares Russell Top 200 ETF
IWL | NYSE Arca
Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell Top 200 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 ETF	$16	0.15%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 18.06%.
  For the same period, the Russell 3000® Index returned 18.09% and the Russell Top 200® Index returned 18.25%.
What contributed to performance?
The information technology sector contributed the most to the Fund’s performance during the reporting period. Companies that provide semiconductors and semiconductor equipment were driven by surging AI infrastructure demand, as hyperscale data center expansion fueled increased chip production, custom silicon deployment, and wafer fabrication investment. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. businesses adopting AI at scale. Additionally, a consumer-facing technology hardware company gained as a major new smartphone launch drove record sales, and an expanding software and subscription business added recurring revenue. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services fueled by surging enterprise AI demand.
What detracted from performance?
During the reporting period, software and services stocks modestly detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.06%	12.54%	14.87%
Russell 3000® Index	18.09	10.87	13.72
Russell Top 200® Index	18.25	12.71	15.04
Key Fund statistics
Net Assets	$1,920,537,080
Number of Portfolio Holdings	202
Net Investment Advisory Fees	$2,759,932
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.9%
Financials	12.7%
Communication Services	11.8%
Consumer Discretionary	9.8%
Health Care	9.8%
Industrials	7.5%
Consumer Staples	5.3%
Energy	3.2%
Materials	1.6%
Utilities	1.4%
Real Estate	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	8.6%
Apple Inc.	7.7%
Microsoft Corp.	5.8%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.5%
Broadcom, Inc.	3.0%
Alphabet, Inc., Class C, NVS	2.9%
Meta Platforms, Inc., Class A	2.6%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc., Class B	1.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Top 200 ETF
Annual Shareholder Report — March 31, 2026
IWL-03/26-AR

iShares Russell Top 200 Growth ETF
IWY | NYSE Arca
Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell Top 200 Growth ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Growth ETF	$22	0.20%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 18.49%.
  For the same period, the Russell 3000® Index returned 18.09% and the Russell Top 200® Growth Index returned 18.73%.
What contributed to performance?
During the reporting period, the information technology sector contributed the most to the Fund’s performance. Companies that provide semiconductors and semiconductor equipment were driven by surging AI infrastructure demand, as hyperscale data center expansion fueled increased chip production, custom silicon deployment, and wafer fabrication investment. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. Additionally, a consumer-facing technology hardware company gained as a major new smartphone launch drove record sales, and an expanding software and subscription business added recurring revenue. An interactive media and services company in the communication sector benefited from accelerating ad revenue growth, aided by AI-driven search expansion, alongside expanding cloud services fueled by surging enterprise AI demand.
What detracted from performance?
During the reporting period, payment and financial technology companies in the financials sector detracted from the Fund’s returns, amid regulatory concerns around interchange fees, and softer consumer spending sentiment. Additionally, software and services stocks faced growing investor concerns over AI tools disrupting the revenue streams of traditional software models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.49%	13.76%	17.61%
Russell 3000® Index	18.09	10.87	13.72
Russell Top 200® Growth Index	18.73	14.00	17.84
Key Fund statistics
Net Assets	$14,767,219,623
Number of Portfolio Holdings	113
Net Investment Advisory Fees	$29,553,397
Portfolio Turnover Rate	18%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	53.6%
Communication Services	12.6%
Consumer Discretionary	11.3%
Health Care	7.5%
Financials	6.0%
Industrials	5.0%
Consumer Staples	3.3%
Real Estate	0.4%
Materials	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	14.6%
Apple Inc.	13.2%
Microsoft Corp.	9.9%
Amazon.com, Inc.	4.5%
Broadcom, Inc.	4.3%
Alphabet, Inc., Class A	3.9%
Tesla, Inc.	3.5%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C, NVS	3.2%
Eli Lilly & Co.	2.9%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective August 1, 2025, the investment management agreement was amended to add a new breakpoint tier of 0.1900% greater than $13billion.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Top 200 Growth ETF
Annual Shareholder Report — March 31, 2026
IWY-03/26-AR

iShares Russell Top 200 Value ETF
IWX | NYSE Arca
Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell Top 200 Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Value ETF	$21	0.20%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 14.71%.
  For the same period, the Russell 3000® Index returned 18.09% and the Russell Top 200® Value Index returned 14.94%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. The industrials sector contributed the most to the Fund’s performance, due to record U.S. defense budgets, aircraft upgrades, infrastructure spending, and surging global orders amid geopolitical tensions. Companies in the semiconductors and semiconductor equipment subsector benefited from renewed investor confidence across the AI supply chain, were driven by surging AI infrastructure demand. Energy stocks advanced, supported by steady U.S. oil production growth and resilient demand as oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears.
What detracted from performance?
During the reporting period, software and services stocks detracted from the Fund’s return, amid growing investor concerns over AI tools disrupting the revenue streams of traditional software models.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	14.71%	9.97%	10.77%
Russell 3000® Index	18.09	10.87	13.72
Russell Top 200® Value Index	14.94	10.20	10.99
Key Fund statistics
Net Assets	$3,414,624,746
Number of Portfolio Holdings	156
Net Investment Advisory Fees	$6,039,495
Portfolio Turnover Rate	18%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.4%
Health Care	13.6%
Industrials	11.6%
Information Technology	11.4%
Communication Services	10.2%
Consumer Staples	8.5%
Energy	7.3%
Consumer Discretionary	6.6%
Utilities	3.3%
Materials	3.2%
Real Estate	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	4.3%
JPMorgan Chase & Co.	3.9%
Exxon Mobil Corp.	3.5%
Alphabet, Inc., Class A	2.9%
Johnson & Johnson	2.9%
Amazon.com, Inc.	2.7%
Walmart, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.4%
Chevron Corp.	1.9%
Micron Technology, Inc.	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Top 200 Value ETF
Annual Shareholder Report — March 31, 2026
IWX-03/26-AR

iShares Russell 3000 ETF
IWV | NYSE Arca
Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell 3000 ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 3000 ETF	$22	0.20%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 17.87%.
  For the same period, the Russell 3000® Index returned 18.09%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. However, volatility resurfaced later in the period amid renewed geopolitical tensions in the Middle East. Stocks in the information technology sector were the largest contributors to the Fund’s return, particularly semiconductor stocks, driven by robust demand for AI, cloud computing, and data center infrastructure. Technology hardware and equipment stocks also contributed due to the data center demand boosting needs for specialized components. In the communications sector, interactive media and services companies benefited from robust ad revenue growth and expanding cloud services. The industrials sector was driven by U.S. reshoring efforts, infrastructure spending, and robust aerospace and defense demand, heightened by geopolitical tensions.
What detracted from performance?
There were no significant detractors from returns during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.87%	10.69%	13.52%
Russell 3000® Index	18.09	10.87	13.72
Key Fund statistics
Net Assets	$17,047,138,938
Number of Portfolio Holdings	2,594
Net Investment Advisory Fees	$33,279,809
Portfolio Turnover Rate	3%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.3%
Financials	13.1%
Industrials	10.3%
Health Care	10.0%
Consumer Discretionary	10.0%
Communication Services	9.7%
Consumer Staples	5.0%
Energy	4.2%
Utilities	2.5%
Materials	2.5%
Real Estate	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	6.5%
Apple Inc.	5.9%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class A	2.7%
Broadcom, Inc.	2.3%
Alphabet, Inc., Class C, NVS	2.2%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
(a)	Excludes money market funds.
Material Fund changes
This is a summary of certain changes to the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective August 1, 2025, the investment management agreement was amended to add a new breakpoint tier of 0.1900% greater than $15billion.
Effective November 24, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 3000 ETF
Annual Shareholder Report — March 31, 2026
IWV-03/26-AR

iShares Russell Mid-Cap Value ETF
IWS | NYSE Arca
Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about iShares Russell Mid-Cap Value ETF (the “Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Value ETF	$25	0.23%
How did the Fund perform last year?
  For the reporting period ended March 31, 2026, the Fund returned 17.43%.
  For the same period, the Russell 3000® Index returned 18.09% and the Russell MidCap® Value Index returned 17.62%.
What contributed to performance?
U.S. equities advanced during the reporting period, supported by resilient economic growth and sustained investor enthusiasm for artificial intelligence (“AI”) related names. In this landscape, information technology stocks were the largest contributors to the Fund’s return. Technology hardware and equipment stocks were meaningful contributors to the Fund's return due to data center demand boosting needs for specialized components. Energy stocks advanced, supported by steady U.S. oil production growth and resilient demand. Oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears. The industrials sector was driven by robust aerospace and defense demand, heightened by geopolitical tensions. Energy stocks also gained, supported by steady U.S. oil production growth and resilient demand. Oil prices surged late in the reporting period amid renewed Middle East geopolitical tensions that heightened supply fears.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: April 1, 2016 through March 31, 2026
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.43%	7.73%	9.54%
Russell 3000® Index	18.09	10.87	13.72
Russell MidCap® Value Index	17.62	7.94	9.75
Key Fund statistics
Net Assets	$14,161,786,208
Number of Portfolio Holdings	716
Net Investment Advisory Fees	$31,484,574
Portfolio Turnover Rate	15%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2026)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	17.4%
Financials	15.0%
Information Technology	12.3%
Energy	8.5%
Real Estate	8.2%
Consumer Discretionary	7.8%
Health Care	7.7%
Utilities	7.5%
Materials	6.9%
Consumer Staples	5.5%
Communication Services	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Corning, Inc.	1.1%
Western Digital Corp.	0.9%
Sandisk Corp.	0.9%
Bank of New York Mellon Corp. (The)	0.8%
Valero Energy Corp.	0.8%
Cummins, Inc.	0.8%
Marathon Petroleum Corp.	0.7%
Phillips 66	0.7%
Kinder Morgan, Inc.	0.7%
L3Harris Technologies, Inc.	0.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Value ETF
Annual Shareholder Report — March 31, 2026
IWS-03/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty series of the registrant for which the fiscal year-end is March 31, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $270,400 for the fiscal year ended March 31, 2025 and $270,400 for the fiscal year ended March 31, 2026.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2025 and March 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $194,000 for the fiscal year ended March 31, 2025 and $194,000 for the fiscal year ended March 31, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended March 31, 2025 and March 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $194,000 for the fiscal year ended March 31, 2025 and $194,000 for the fiscal year ended March 31, 2026.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

John E. Martinez

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

March 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Mortgage Real Estate ETF | REM | Cboe BZX Exchange
●iShares Residential and Multisector Real Estate ETF | REZ | NYSE Arca

2

Schedule of Investments
March 31, 2026
iShares® Mortgage Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Mortgage REITs — 97.8%
ACRES Commercial Realty Corp.(a)(b)	71,658	$ 1,384,433
Adamas Trust, Inc.	1,003,304	7,384,318
AGNC Investment Corp.	7,722,852	77,460,206
Angel Oak Mortgage REIT, Inc.	167,616	1,377,804
Annaly Capital Management, Inc.	5,600,670	118,454,170
Apollo Commercial Real Estate Finance, Inc.	1,647,792	17,400,684
Arbor Realty Trust, Inc.	2,292,620	17,676,100
Ares Commercial Real Estate Corp.	623,616	2,993,357
ARMOUR Residential REIT, Inc.	1,331,689	22,212,572
Blackstone Mortgage Trust, Inc., Class A	1,307,408	25,036,863
BrightSpire Capital, Inc., Class A	1,521,521	8,520,518
Chicago Atlantic Real Estate Finance, Inc.	214,046	2,423,001
Chimera Investment Corp.	964,701	12,106,998
Claros Mortgage Trust, Inc.(a)	1,088,469	2,590,556
Dynex Capital, Inc.	1,867,723	23,832,145
Ellington Financial, Inc.	1,437,630	17,035,915
Franklin BSP Realty Trust, Inc.	965,558	8,197,587
Invesco Mortgage Capital, Inc.	909,020	7,344,882
KKR Real Estate Finance Trust, Inc.	650,575	3,981,519
Ladder Capital Corp., Class A	1,347,454	13,164,626
MFA Financial, Inc.	1,214,894	11,638,685
Nexpoint Real Estate Finance, Inc.	78,822	1,061,732
Orchid Island Capital, Inc.	2,185,668	15,365,246
PennyMac Mortgage Investment Trust	1,029,251	12,001,067
Ready Capital Corp.	1,726,873	2,797,534
Redwood Trust, Inc.	1,494,342	8,383,259
Rithm Capital Corp.	2,601,257	24,659,916
Seven Hills Realty Trust	260,467	2,141,039
Security	Shares	Value
Mortgage REITs (continued)
Starwood Property Trust, Inc.	2,414,481	$ 41,577,363
TPG Mortgage Investment Trust, Inc.	337,250	2,465,297
TPG RE Finance Trust, Inc.	843,040	6,584,142
Two Harbors Investment Corp.	1,231,608	14,064,963
		533,318,497
Total Long-Term Investments — 97.8% (Cost: $727,930,472)		533,318,497
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	544,004	544,112
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	543,783	543,783
Total Short-Term Securities — 0.2% (Cost: $1,087,954)		1,087,895
Total Investments — 98.0% (Cost: $729,018,426)		534,406,392
Other Assets Less Liabilities — 2.0%		10,945,685
Net Assets — 100.0%		$ 545,352,077

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,505,282	$ —	$ (7,961,599)(a)	$ 2,265	$ (1,836)	$ 544,112	544,004	$ 59,562 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	216,674	327,109 (a)	—	—	—	543,783	543,783	67,409	—
				$ 2,265	$ (1,836)	$ 1,087,895		$ 126,971	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
3

Schedule of Investments  (continued)
March 31, 2026
iShares® Mortgage Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	341	06/18/26	$ 12,269	$ 123,744
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 123,744	$ —	$ —	$ —	$ 123,744

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (204,700)	$ —	$ —	$ —	$ (204,700)
Swaps	—	—	(124,679)	—	—	—	(124,679)
	$ —	$ —	$ (329,379)	$ —	$ —	$ —	$ (329,379)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (26,583)	$ —	$ —	$ —	$ (26,583)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 13,095,290
Equity swaps:
Average notional value — long	398,621

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Mortgage Real Estate ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 533,318,497	$ —	$ —	$ 533,318,497
Short-Term Securities
Money Market Funds	1,087,895	—	—	1,087,895
	$ 534,406,392	$ —	$ —	$ 534,406,392
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 123,744	$ —	$ —	$ 123,744

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
5

Schedule of Investments
March 31, 2026
iShares® Residential and Multisector Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Health Care REITs — 47.4%
Alexandria Real Estate Equities, Inc.	315,011	$ 14,622,811
American Healthcare REIT, Inc.	324,920	15,323,227
CareTrust REIT, Inc.	408,668	14,977,682
Chiron Real Estate, Inc.	23,079	763,453
Community Healthcare Trust, Inc.	49,899	792,895
Diversified Healthcare Trust	398,677	2,647,215
Healthcare Realty Trust, Inc.	602,646	10,238,956
Healthpeak Properties, Inc.	1,273,061	20,916,392
LTC Properties, Inc.	85,860	3,190,558
Medical Properties Trust, Inc.	916,190	4,241,960
National Health Investors, Inc.	85,434	6,908,193
Omega Healthcare Investors, Inc.	541,824	23,742,728
Sabra Health Care REIT, Inc.	452,953	8,710,286
Sila Realty Trust, Inc.	101,085	2,393,693
Universal Health Realty Income Trust	23,442	948,698
Ventas, Inc.	738,469	60,391,995
Welltower, Inc.	920,968	182,084,583
		372,895,325
Residential REITs — 34.9%
American Homes 4 Rent, Class A	627,481	17,519,270
AvalonBay Communities, Inc.	211,529	34,553,262
BRT Apartments Corp.	19,962	266,293
Camden Property Trust	193,858	18,932,172
Centerspace	30,554	1,755,327
Equity LifeStyle Properties, Inc.	352,863	22,025,708
Equity Residential	599,951	35,487,102
Essex Property Trust, Inc.	117,048	28,325,616
Independence Realty Trust, Inc.	437,383	6,512,633
Invitation Homes, Inc.	1,123,729	27,924,666
Mid-America Apartment Communities, Inc.	213,695	26,096,433
Security	Shares	Value
Residential REITs (continued)
NexPoint Residential Trust, Inc.	40,744	$ 1,018,600
Sun Communities, Inc.	224,915	28,330,293
UDR, Inc.	606,732	20,495,407
UMH Properties, Inc.	145,964	2,106,261
Veris Residential, Inc.	144,453	2,725,828
		274,074,871
Specialized REITs — 17.1%
CubeSmart	415,718	15,236,065
Extra Space Storage, Inc.	332,256	43,568,729
National Storage Affiliates Trust	129,327	4,880,801
Public Storage	249,101	67,476,479
Smartstop Self Storage REIT, Inc.	101,190	3,064,033
		134,226,107
Total Long-Term Investments — 99.4% (Cost: $880,772,545)		781,196,303
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(a)(b)	1,407,110	1,407,110
Total Short-Term Securities — 0.2% (Cost: $1,407,110)		1,407,110
Total Investments — 99.6% (Cost: $882,179,655)		782,603,413
Other Assets Less Liabilities — 0.4%		3,370,137
Net Assets — 100.0%		$ 785,973,550

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 7,772,017	$ —	$ (7,770,638)(b)	$ (1,271)	$ (108)	$ —	—	$ 6,622 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,770,542	—	(363,432)(b)	—	—	1,407,110	1,407,110	66,525	—
				$ (1,271)	$ (108)	$ 1,407,110		$ 73,147	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Residential and Multisector Real Estate ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	137	06/18/26	$ 4,929	$ (81,481)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 81,481	$ —	$ —	$ —	$ 81,481

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (130,086)	$ —	$ —	$ —	$ (130,086)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (157,890)	$ —	$ —	$ —	$ (157,890)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 4,967,143

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
7

Schedule of Investments  (continued)
March 31, 2026
iShares® Residential and Multisector Real Estate ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 781,196,303	$ —	$ —	$ 781,196,303
Short-Term Securities
Money Market Funds	1,407,110	—	—	1,407,110
	$ 782,603,413	$ —	$ —	$ 782,603,413
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (81,481)	$ —	$ —	$ (81,481)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
82026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
March 31, 2026

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 533,318,497	$ 781,196,303
Investments, at value — affiliated(c)	1,087,895	1,407,110
Cash	1	15,821
Cash pledged:
Collateral — OTC derivatives	117,300	—
Futures contracts	967,000	372,000
Receivables:
Securities lending income — affiliated	70	—
Swaps	4,803	—
Dividends — unaffiliated	10,418,427	3,231,014
Dividends — affiliated	4,124	4,937
Variation margin on futures contracts	204,600	78,636
Total assets	546,122,717	786,305,821
LIABILITIES
Collateral on securities loaned	544,180	—
Payables:
Investment advisory fees	226,460	332,271
Total liabilities	770,640	332,271
Commitments and contingent liabilities
NET ASSETS	$ 545,352,077	$ 785,973,550
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,203,026,350	$ 965,785,813
Accumulated loss	(657,674,273)	(179,812,263)
NET ASSETS	$ 545,352,077	$ 785,973,550

NET ASSET VALUE
Shares outstanding	$ 25,400,000	$ 9,450,000
Net asset value	$ 21.47	$ 83.17
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Investments, at cost — unaffiliated	$ 727,930,472	$ 880,772,545
(b) Securities loaned, at value	$ 540,960	$ —
(c) Investments, at cost — affiliated	$ 1,087,954	$ 1,407,110
See notes to financial statements.
Statements of Assets and Liabilities
9

Statements of Operations
Year Ended March 31, 2026

	iShares Mortgage Real Estate ETF	iShares Residential and Multisector Real Estate ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 56,604,602	$ 21,675,653
Dividends — affiliated	67,409	66,525
Interest — unaffiliated	486	222
Securities lending income — affiliated — net	59,562	6,622
Total investment income	56,732,059	21,749,022
EXPENSES
Investment advisory	2,853,956	3,826,257
Interest expense	465	—
Total expenses	2,854,421	3,826,257
Net investment income	53,877,638	17,922,765
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(49,312,215)	(8,770,750)
Investments — affiliated	2,265	(1,271)
Futures contracts	(204,700)	(130,086)
In-kind redemptions — unaffiliated(a)	1,916,662	9,399,302
Swaps	(124,679)	—
	(47,722,667)	497,195
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	12,826,314	(34,702,841)
Investments — affiliated	(1,836)	(108)
Futures contracts	(26,583)	(157,890)
	12,797,895	(34,860,839)
Net realized and unrealized loss	(34,924,772)	(34,363,644)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 18,952,866	$ (16,440,879)

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
102026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Mortgage Real Estate ETF		iShares Residential and Multisector Real Estate ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 53,877,638	$ 52,260,533	$ 17,922,765	$ 20,251,457
Net realized gain (loss)	(47,722,667)	(34,356,095)	497,195	7,655,038
Net change in unrealized appreciation (depreciation)	12,797,895	11,818,741	(34,860,839)	84,707,491
Net increase (decrease) in net assets resulting from operations	18,952,866	29,723,179	(16,440,879)	112,613,986
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(54,433,864)	(56,819,167)	(18,155,715)	(21,608,968)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(70,171,636)	59,070,723	(38,796,587)	144,885,427
NET ASSETS
Total increase (decrease) in net assets	(105,652,634)	31,974,735	(73,393,181)	235,890,445
Beginning of year	651,004,711	619,029,976	859,366,731	623,476,286
End of year	$ 545,352,077	$ 651,004,711	$ 785,973,550	$ 859,366,731

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
11

Financial Highlights
(For a share outstanding throughout each period)

iShares Mortgage Real Estate ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 22.45	$ 23.23	$ 21.84	$ 32.67	$ 35.20
Net investment income(a)	2.00	1.91	2.31	2.26	0.82
Net realized and unrealized gain (loss)(b)	(1.00)	(0.64)	1.28	(10.57)	(1.27)
Net increase (decrease) from investment operations	1.00	1.27	3.59	(8.31)	(0.45)
Distributions(c)
From net investment income	(1.98)	(2.05)	(2.20)	(2.29)	(2.08)
Return of capital	—	—	—	(0.23)	—
Total distributions	(1.98)	(2.05)	(2.20)	(2.52)	(2.08)
Net asset value, end of year	$ 21.47	$ 22.45	$ 23.23	$ 21.84	$ 32.67
Total Return(d)
Based on net asset value	4.66%	5.82%	16.91%	(26.00)%	(1.65)%
Ratios to Average Net Assets(e)
Total expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	9.06%	8.38%	10.23%	8.57%	2.30%
Supplemental Data
Net assets, end of year (000)	$ 545,352	$ 651,005	$ 619,030	$ 594,163	$ 975,109
Portfolio turnover rate(f)	21%	24%	29%	28%	20%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
122026 iShares Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Residential and Multisector Real Estate ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 86.37	$ 72.08	$ 70.60	$ 95.78	$ 73.95
Net investment income(a)	1.89	1.93	1.96	1.66	1.46
Net realized and unrealized gain (loss)(b)	(3.19)	14.25	1.62	(24.47)	21.98
Net increase (decrease) from investment operations	(1.30)	16.18	3.58	(22.81)	23.44
Distributions(c)
From net investment income	(1.90)	(1.89)	(2.10)	(2.37)	(1.50)
From net realized gain	—	—	—	—	(0.11)
Total distributions	(1.90)	(1.89)	(2.10)	(2.37)	(1.61)
Net asset value, end of year	$ 83.17	$ 86.37	$ 72.08	$ 70.60	$ 95.78
Total Return(d)
Based on net asset value	(1.47)%	22.58%	5.21%	(23.84)%	31.85%
Ratios to Average Net Assets(e)
Total expenses	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	2.25%	2.35%	2.79%	2.10%	1.64%
Supplemental Data
Net assets, end of year (000)	$ 785,974	$ 859,367	$ 623,476	$ 628,342	$ 1,288,274
Portfolio turnover rate(f)	14%	13%	14%	18%	8%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
13

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Mortgage Real Estate	Non-diversified
Residential and Multisector Real Estate	Non-diversified
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’  tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
142026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can
Notes to Financial Statements
15

Notes to Financial Statements  (continued)
resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Mortgage Real Estate
Barclays Bank PLC	$193,200	$(193,200)	$—	$—
BofA Securities, Inc.	57,960	(57,960)	—	—
Citigroup Global Markets, Inc.	19,320	(19,300)	—	20
Morgan Stanley	152,628	(152,470)	—	158
National Financial Services LLC	86,940	(86,940)	—	—
SG Americas Securities LLC	27,048	(27,048)	—	—
UBS AG	3,864	(3,860)	—	4
	$540,960	$(540,778)	$—	$182

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
162026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Mortgage Real Estate	0.48%
Residential and Multisector Real Estate	0.48
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the year ended March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Mortgage Real Estate	$ 15,010
Residential and Multisector Real Estate	1,876
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Notes to Financial Statements
17

Notes to Financial Statements  (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Mortgage Real Estate	$ 1,557,534	$ 15,975,123	$ (4,052,725)
Residential and Multisector Real Estate	42,366,300	61,179,304	(369,498)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Mortgage Real Estate	$ 136,233,073	$ 121,971,022
Residential and Multisector Real Estate	122,213,783	110,671,534
For the year ended March 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate	$ 219,102,690	$ 302,036,673
Residential and Multisector Real Estate	67,475,252	117,372,789
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Mortgage Real Estate	$ 1,226,067	$ (1,226,067)
Residential and Multisector Real Estate	9,080,332	(9,080,332)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/26	Year Ended 03/31/25
Mortgage Real Estate
Ordinary income	$ 54,433,864	$ 56,819,167
Residential and Multisector Real Estate
Ordinary income	$ 18,155,715	$ 21,608,968
182026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Mortgage Real Estate	$ (450,769,956)	$ (206,904,317)	$ (657,674,273)
Residential and Multisector Real Estate	(76,846,149)	(102,966,114)	(179,812,263)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains(losses) on certain futures contracts.

As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mortgage Real Estate	$ 744,901,450	$ 123,744	$ (210,618,802)	$ (210,495,058)
Residential and Multisector Real Estate	886,347,389	91,949,884	(195,693,860)	(103,743,976)

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Notes to Financial Statements
19

Notes to Financial Statements  (continued)
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/26		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Mortgage Real Estate
Shares sold	10,300,000	$229,701,714	11,500,000	$266,864,836
Shares redeemed	(13,900,000)	(299,873,350)	(9,150,000)	(207,794,113)
	(3,600,000)	$(70,171,636)	2,350,000	$59,070,723
Residential and Multisector Real Estate
Shares sold	800,000	$67,786,914	7,600,000	$655,979,636
Shares redeemed	(1,300,000)	(106,583,501)	(6,300,000)	(511,094,209)
	(500,000)	$(38,796,587)	1,300,000	$144,885,427
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
202026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Mortgage Real Estate ETF iShares Residential and Multisector Real Estate ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
21

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Dividend Income
Mortgage Real Estate	$ 2,774,890
Residential and Multisector Real Estate	345,834
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Business Income
Mortgage Real Estate	$ 52,472,819
Residential and Multisector Real Estate	18,783,102
222026 BlackRock Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
23

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
REIT	Real Estate Investment Trust
242026 iShares Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares ESG Select Screened S&P 500 ETF | XVV | Cboe BZX Exchange
●iShares ESG Select Screened S&P Mid-Cap ETF | XJH | Cboe BZX Exchange
●iShares ESG Select Screened S&P Small-Cap ETF | XJR | Cboe BZX Exchange

2

Schedule of Investments
March 31, 2026
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.(a)	938	$ 398,359
General Electric Co.	12,531	3,555,922
Howmet Aerospace, Inc.	4,790	1,103,904
		5,058,185
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	1,402	232,830
Expeditors International of Washington, Inc.	1,620	232,033
FedEx Corp.	2,583	920,013
United Parcel Service, Inc., Class B	8,837	869,384
		2,254,260
Automobile Components — 0.0%
Aptiv PLC(a)	2,543	176,586
Automobiles — 2.3%
Ford Motor Co.	47,036	542,795
General Motors Co.	10,800	804,600
Tesla, Inc.(a)	33,606	12,493,031
		13,840,426
Banks — 3.9%
Bank of America Corp.	79,287	3,865,241
Citigroup, Inc.	20,884	2,368,455
Citizens Financial Group, Inc.	5,033	301,829
Fifth Third Bancorp	10,770	500,374
Huntington Bancshares, Inc.	24,370	381,391
JPMorgan Chase & Co.	32,219	9,477,541
KeyCorp	11,204	224,640
M&T Bank Corp.	1,812	374,577
PNC Financial Services Group, Inc. (The)	4,826	1,004,242
Regions Financial Corp.	10,452	273,006
Truist Financial Corp.	15,088	693,595
U.S. Bancorp	18,554	964,994
Wells Fargo & Co.	36,952	2,941,749
		23,371,634
Beverages — 1.3%
Brown-Forman Corp., Class B, NVS	1,939	51,267
Coca-Cola Co. (The)	46,263	3,518,301
Constellation Brands, Inc., Class A	1,679	251,850
Keurig Dr. Pepper, Inc.	16,250	427,862
Molson Coors Beverage Co., Class B	1,994	85,862
Monster Beverage Corp.(a)	8,558	620,113
PepsiCo, Inc.	16,334	2,536,507
		7,491,762
Biotechnology — 2.0%
AbbVie, Inc.	21,121	4,593,606
Amgen, Inc.	6,431	2,262,747
Biogen, Inc.(a)	1,757	322,111
Gilead Sciences, Inc.	14,804	2,063,234
Incyte Corp.(a)	1,987	187,016
Moderna, Inc.(a)	4,102	208,382
Regeneron Pharmaceuticals, Inc.	1,209	934,122
Vertex Pharmaceuticals, Inc.(a)	3,036	1,355,695
		11,926,913
Broadline Retail — 4.2%
Amazon.com, Inc.(a)	116,733	24,311,982
eBay, Inc.	5,397	491,235
		24,803,217
Building Products — 0.5%
A. O. Smith Corp.	1,360	89,678
Security	Shares	Value
Building Products (continued)
Allegion PLC	1,009	$ 146,598
Builders FirstSource, Inc.(a)	1,293	106,453
Carrier Global Corp.	9,370	527,625
Johnson Controls International PLC	7,312	957,506
Lennox International, Inc.	379	175,905
Masco Corp.	2,481	149,778
Trane Technologies PLC	2,644	1,101,861
		3,255,404
Capital Markets — 3.6%
Ameriprise Financial, Inc.	1,118	496,839
Ares Management Corp., Class A	2,463	268,713
Bank of New York Mellon Corp. (The)	8,224	975,613
BlackRock, Inc.(b)	1,725	1,658,950
Blackstone, Inc., Class A	8,946	1,028,701
Cboe Global Markets, Inc.	1,249	351,056
Charles Schwab Corp. (The)	19,962	1,876,029
CME Group, Inc., Class A	4,308	1,272,368
Coinbase Global, Inc., Class A(a)	2,665	465,336
FactSet Research Systems, Inc.	452	98,079
Franklin Resources, Inc.	3,643	86,048
Goldman Sachs Group, Inc. (The)	3,583	3,031,182
Interactive Brokers Group, Inc., Class A	5,336	357,886
Intercontinental Exchange, Inc.	6,782	1,066,673
Invesco Ltd.	5,282	128,300
KKR & Co., Inc., Class A	8,219	760,258
Moody’s Corp.	1,835	800,519
Morgan Stanley	14,379	2,366,352
MSCI, Inc., Class A	875	471,634
Nasdaq, Inc.	5,379	456,623
Northern Trust Corp.	2,236	312,079
Raymond James Financial, Inc.	2,074	300,294
Robinhood Markets, Inc., Class A(a)	9,431	653,568
S&P Global, Inc.	3,657	1,555,468
State Street Corp.	3,358	424,988
T Rowe Price Group, Inc.	2,629	236,978
		21,500,534
Chemicals — 1.3%
Air Products & Chemicals, Inc.	2,652	770,379
Albemarle Corp.	1,417	254,394
CF Industries Holdings, Inc.	1,880	244,099
Corteva, Inc.	8,041	673,112
Dow, Inc.	8,460	352,359
Ecolab, Inc.	3,051	811,627
International Flavors & Fragrances, Inc.	3,022	219,246
Linde PLC	5,580	2,766,341
LyondellBasell Industries NV, Class A	3,136	252,636
Mosaic Co. (The)	3,911	99,731
PPG Industries, Inc.	2,684	286,866
Sherwin-Williams Co. (The)	2,740	878,307
		7,609,097
Commercial Services & Supplies — 0.5%
Cintas Corp.	4,060	686,708
Copart, Inc.(a)	10,700	355,240
Republic Services, Inc.	2,409	527,619
Rollins, Inc.	3,545	189,339
Veralto Corp.	2,944	260,309
Waste Management, Inc.	4,438	1,019,808
		3,039,023
Communications Equipment — 1.2%
Arista Networks, Inc.(a)	12,359	1,517,438
Ciena Corp.(a)	1,683	653,391
Schedule of Investments
3

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	47,235	$ 3,664,964
F5, Inc.(a)	674	195,008
Motorola Solutions, Inc.	1,983	860,563
		6,891,364
Construction & Engineering — 0.3%
Comfort Systems U.S.A., Inc.	419	577,797
EMCOR Group, Inc.	536	395,734
Quanta Services, Inc.	1,782	978,354
		1,951,885
Construction Materials — 0.3%
CRH PLC	8,010	842,011
Martin Marietta Materials, Inc.	723	425,616
Vulcan Materials Co.	1,579	429,962
		1,697,589
Consumer Finance — 0.6%
American Express Co.	6,403	1,936,779
Capital One Financial Corp.	7,469	1,362,570
Synchrony Financial	4,155	282,623
		3,581,972
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	5,302	5,283,072
Dollar General Corp.	2,642	313,684
Dollar Tree, Inc.(a)	2,192	240,046
Kroger Co. (The)	6,955	503,264
Sysco Corp.	5,690	405,868
Target Corp.	5,402	654,722
		7,400,656
Containers & Packaging — 0.2%
Amcor PLC	5,497	218,506
Avery Dennison Corp.	930	160,592
Ball Corp.	3,194	188,797
International Paper Co.	6,290	224,553
Packaging Corp. of America	1,045	221,770
Smurfit Westrock PLC	6,290	250,657
		1,264,875
Distributors — 0.0%
Genuine Parts Co.	1,685	178,189
Pool Corp.	387	78,301
		256,490
Diversified Telecommunication Services — 1.0%
AT&T Inc.	83,650	2,425,014
Comcast Corp., Class A	42,880	1,231,085
Verizon Communications, Inc.	50,392	2,529,678
		6,185,777
Electric Utilities — 0.9%
Constellation Energy Corp.	3,726	1,040,485
Edison International	4,627	338,604
Entergy Corp.	5,407	607,531
Eversource Energy	4,522	313,284
Exelon Corp.	12,219	598,975
NextEra Energy, Inc.	24,885	2,311,319
		5,210,198
Electrical Equipment — 1.2%
AMETEK, Inc.	2,748	589,061
Eaton Corp. PLC	4,643	1,660,662
Emerson Electric Co.	6,713	879,537
GE Vernova, Inc.	3,223	2,813,357
Generac Holdings, Inc.(a)	692	135,169
Security	Shares	Value
Electrical Equipment (continued)
Hubbell, Inc.	634	$ 311,129
Rockwell Automation, Inc.	1,342	481,617
		6,870,532
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	14,684	1,855,324
CDW Corp.	1,519	183,829
Corning, Inc.	9,345	1,270,640
Jabil, Inc.	1,265	336,022
Keysight Technologies, Inc.(a)	2,055	580,270
TE Connectivity PLC	3,510	733,660
Zebra Technologies Corp., Class A(a)	579	121,057
		5,080,802
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	11,847	723,259
Halliburton Co.	9,943	387,678
SLB Ltd.	17,852	917,414
		2,028,351
Entertainment — 1.5%
Electronic Arts, Inc.	2,692	548,818
Live Nation Entertainment, Inc.(a)	1,873	285,651
Netflix, Inc.(a)	50,455	4,851,248
Take-Two Interactive Software, Inc.(a)	2,078	410,405
TKO Group Holdings, Inc., Class A	779	157,085
Walt Disney Co. (The)	21,172	2,040,558
Warner Bros Discovery, Inc., Class A(a)	29,584	812,377
		9,106,142
Financial Services — 4.1%
Apollo Global Management, Inc.	5,567	620,275
Berkshire Hathaway, Inc., Class B(a)	21,909	10,498,793
Block, Inc., Class A(a)	6,491	390,628
Corpay, Inc.(a)	839	244,141
Fidelity National Information Services, Inc.	6,229	292,203
Fiserv, Inc.(a)	6,469	360,970
Global Payments, Inc.	2,854	192,074
Jack Henry & Associates, Inc.	848	134,018
Mastercard, Inc., Class A	9,733	4,863,191
PayPal Holdings, Inc.	11,005	497,756
Visa, Inc., Class A	20,088	6,071,397
		24,165,446
Food Products — 0.5%
Archer-Daniels-Midland Co.	5,786	420,584
Bunge Global SA	1,640	208,608
Campbell’s Co. (The)	2,410	53,671
Conagra Brands, Inc.	5,805	91,255
General Mills, Inc.	6,305	234,672
Hershey Co. (The)	1,763	366,510
Hormel Foods Corp.	3,413	77,304
J M Smucker Co. (The)	1,248	120,357
Kraft Heinz Co. (The)	10,175	228,836
McCormick & Co., Inc., NVS	3,090	155,860
Mondelez International, Inc., Class A	15,320	883,045
Tyson Foods, Inc., Class A	3,351	214,698
		3,055,400
Gas Utilities — 0.1%
Atmos Energy Corp.	1,978	365,376
Ground Transportation — 1.0%
CSX Corp.	22,154	909,422
JB Hunt Transport Services, Inc.	907	192,193
Norfolk Southern Corp.	2,678	768,586
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	2,195	$ 428,903
Uber Technologies, Inc.(a)	24,590	1,768,759
Union Pacific Corp.	7,093	1,720,903
		5,788,766
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	20,777	2,133,175
Align Technology, Inc.(a)	792	135,773
Baxter International, Inc.	6,058	101,774
Becton Dickinson & Co.	3,414	536,783
Boston Scientific Corp.(a)	17,749	1,113,750
Cooper Cos., Inc. (The)(a)	2,298	164,307
Dexcom, Inc.(a)	4,636	291,141
Edwards Lifesciences Corp.(a)	6,896	552,232
GE HealthCare Technologies, Inc.	5,411	385,155
Hologic, Inc.(a)	2,675	202,203
IDEXX Laboratories, Inc.(a)	957	537,729
Insulet Corp.(a)	847	177,734
Intuitive Surgical, Inc.(a)	4,244	1,956,441
Medtronic PLC	15,289	1,324,792
ResMed, Inc.	1,731	388,575
STERIS PLC	1,182	261,376
Stryker Corp.	4,124	1,355,105
Zimmer Biomet Holdings, Inc.	2,401	217,098
		11,835,143
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	2,809	593,570
Cencora, Inc.	2,320	728,805
Centene Corp.(a)	5,607	183,573
Cigna Group (The)	3,148	839,729
CVS Health Corp.	15,211	1,092,454
DaVita, Inc.(a)	397	61,015
Elevance Health, Inc.	2,637	771,982
HCA Healthcare, Inc.	1,869	884,485
Henry Schein, Inc.(a)	1,234	90,946
Humana, Inc.	1,435	248,814
Labcorp Holdings, Inc.	986	263,075
McKesson Corp.	1,464	1,266,887
Quest Diagnostics, Inc.	1,304	255,558
UnitedHealth Group, Inc.	10,822	2,928,325
Universal Health Services, Inc., Class B	677	121,163
		10,330,381
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	1,874	86,991
Healthpeak Properties, Inc.	8,418	138,308
Ventas, Inc.	5,617	459,358
Welltower, Inc.	8,341	1,649,099
		2,333,756
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	7,713	147,781
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	5,047	637,335
Booking Holdings, Inc.	382	1,608,342
Carnival Corp.	13,742	355,643
Chipotle Mexican Grill, Inc.(a)	15,565	498,236
Darden Restaurants, Inc.	1,374	269,359
Domino’s Pizza, Inc.	369	132,394
DoorDash, Inc., Class A(a)	4,434	665,765
Expedia Group, Inc.	1,388	320,475
Hilton Worldwide Holdings, Inc.	2,742	833,787
Las Vegas Sands Corp.	3,627	195,423
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	2,627	$ 859,213
McDonald’s Corp.	8,511	2,645,134
MGM Resorts International(a)	2,294	84,901
Norwegian Cruise Line Holdings Ltd.(a)	5,302	99,147
Royal Caribbean Cruises Ltd.	3,009	828,017
Starbucks Corp.	13,613	1,219,589
Wynn Resorts Ltd.	991	100,636
Yum! Brands, Inc.	3,332	518,059
		11,871,455
Household Durables — 0.3%
DR Horton, Inc.	3,222	442,123
Garmin Ltd.	1,962	455,204
Lennar Corp., Class A	2,605	226,218
NVR, Inc.(a)	34	224,054
PulteGroup, Inc.	2,299	270,385
		1,617,984
Household Products — 0.9%
Church & Dwight Co., Inc.	2,803	261,576
Clorox Co. (The)	1,473	152,647
Colgate-Palmolive Co.	9,637	821,361
Kimberly-Clark Corp.	3,957	381,732
Procter & Gamble Co. (The)	27,768	4,010,810
		5,628,126
Industrial REITs — 0.2%
Prologis, Inc.	11,130	1,471,163
Insurance — 1.9%
Aflac, Inc.	5,577	611,853
Allstate Corp. (The)	3,106	643,998
American International Group, Inc.	6,408	482,202
Aon PLC, Class A	2,552	823,735
Arch Capital Group Ltd.(a)	4,268	409,685
Arthur J. Gallagher & Co.	3,069	664,684
Assurant, Inc.	604	131,557
Brown & Brown, Inc.	3,469	226,213
Chubb Ltd.	4,346	1,416,492
Cincinnati Financial Corp.	1,860	292,671
Erie Indemnity Co., Class A, NVS	287	72,126
Everest Group Ltd.	483	157,868
Globe Life, Inc.	947	131,794
Hartford Insurance Group, Inc. (The)	3,339	451,533
Loews Corp.	1,992	212,626
Marsh & McLennan Cos., Inc.	5,784	1,003,235
MetLife, Inc.	6,612	467,601
Principal Financial Group, Inc.	2,403	216,534
Progressive Corp. (The)	6,997	1,387,085
Prudential Financial, Inc.	4,297	419,774
Travelers Cos., Inc. (The)	2,582	753,118
W R Berkley Corp.	3,571	236,686
Willis Towers Watson PLC	1,134	329,654
		11,542,724
Interactive Media & Services — 8.6%
Alphabet, Inc., Class A	69,572	20,006,124
Alphabet, Inc., Class C, NVS	55,883	16,030,597
Meta Platforms, Inc., Class A	26,135	14,952,618
		50,989,339
IT Services — 0.4%
Accenture PLC, Class A	7,355	1,458,423
Akamai Technologies, Inc.(a)	1,697	194,900
Cognizant Technology Solutions Corp., Class A	5,688	348,959
EPAM Systems, Inc.(a)	681	92,207
Schedule of Investments
5

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Gartner, Inc.(a)	845	$ 133,797
GoDaddy, Inc., Class A(a)	1,638	135,414
VeriSign, Inc.	999	248,112
		2,611,812
Leisure Products — 0.0%
Hasbro, Inc.	1,627	152,287
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	3,394	386,848
Bio-Techne Corp.	1,924	100,548
Charles River Laboratories International, Inc.(a)	560	96,600
Danaher Corp.	7,529	1,427,498
IQVIA Holdings, Inc.(a)	2,020	344,491
Mettler-Toledo International, Inc.(a)	242	305,210
Revvity, Inc.	1,329	116,434
Thermo Fisher Scientific, Inc.	4,484	2,204,021
Waters Corp.(a)	1,175	349,915
West Pharmaceutical Services, Inc.	858	215,049
		5,546,614
Machinery — 1.9%
Caterpillar, Inc.	5,560	3,939,038
Cummins, Inc.	1,652	888,809
Deere & Co.	3,021	1,701,729
Dover Corp.	1,609	335,396
Fortive Corp.	3,716	205,420
IDEX Corp.	901	170,785
Illinois Tool Works, Inc.	3,133	815,489
Ingersoll Rand, Inc.	4,226	338,587
Nordson Corp.	637	169,480
Otis Worldwide Corp.	4,647	358,191
PACCAR, Inc.	6,264	723,492
Pentair PLC	1,946	169,516
Snap-on, Inc.	620	225,196
Stanley Black & Decker, Inc.	1,882	133,735
Westinghouse Air Brake Technologies Corp.	2,020	504,818
Xylem, Inc.	2,914	348,223
		11,027,904
Media — 0.2%
Charter Communications, Inc., Class A(a)(c)	1,035	223,436
Fox Corp., Class A, NVS	2,393	139,751
Fox Corp., Class B	1,647	87,456
News Corp., Class A, NVS	4,334	108,047
News Corp., Class B	1,489	42,451
Omnicom Group, Inc.	3,753	282,638
Paramount Skydance Corp., Class B, NVS	3,716	33,518
Trade Desk, Inc. (The), Class A(a)	5,172	117,353
		1,034,650
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	17,194	1,010,663
Newmont Corp.	13,021	1,409,523
Nucor Corp.	2,738	462,996
Steel Dynamics, Inc.	1,652	297,360
		3,180,542
Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	7,782	335,871
Consolidated Edison, Inc.	4,330	490,069
Dominion Energy, Inc.	10,211	631,244
Public Service Enterprise Group, Inc.	5,939	480,762
Sempra	7,797	757,635
		2,695,581
Security	Shares	Value
Office REITs — 0.0%
BXP, Inc.	1,715	$ 89,009
Oil, Gas & Consumable Fuels — 1.0%
Kinder Morgan, Inc.	23,352	782,993
Marathon Petroleum Corp.	3,522	860,002
ONEOK, Inc.	7,527	680,366
Phillips 66	4,829	879,747
Targa Resources Corp.	2,569	644,125
Valero Energy Corp.	3,651	902,089
Williams Cos., Inc. (The)	14,617	1,063,825
		5,813,147
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	7,751	515,286
Southwest Airlines Co.	5,873	220,649
United Airlines Holdings, Inc.(a)	3,885	357,692
		1,093,627
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The), Class A	2,937	210,789
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	24,301	1,473,856
Eli Lilly & Co.	9,470	8,710,222
Merck & Co., Inc.	29,655	3,567,200
Pfizer, Inc.	67,938	1,907,699
Viatris, Inc.	13,797	186,397
Zoetis, Inc., Class A	5,043	596,133
		16,441,507
Professional Services — 0.4%
Automatic Data Processing, Inc.	4,811	977,499
Broadridge Financial Solutions, Inc.	1,402	227,797
Equifax, Inc.	1,438	258,941
Jacobs Solutions, Inc.	1,395	177,555
Paychex, Inc.	3,897	358,992
Verisk Analytics, Inc.	1,675	317,831
		2,318,615
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	3,474	470,588
CoStar Group, Inc.(a)	5,059	204,080
		674,668
Residential REITs — 0.2%
AvalonBay Communities, Inc.	1,703	278,185
Camden Property Trust	1,255	122,563
Equity Residential	4,121	243,757
Essex Property Trust, Inc.	752	181,984
Invitation Homes, Inc.	6,773	168,309
Mid-America Apartment Communities, Inc.	1,423	173,777
UDR, Inc.	3,624	122,419
		1,290,994
Retail REITs — 0.3%
Federal Realty Investment Trust	943	100,156
Kimco Realty Corp.	8,169	183,558
Realty Income Corp.	10,952	670,043
Regency Centers Corp.	1,937	146,553
Simon Property Group, Inc.	3,885	724,669
		1,824,979
Semiconductors & Semiconductor Equipment — 15.5%
Analog Devices, Inc.	5,840	1,857,938
Applied Materials, Inc.	9,486	3,242,220
Broadcom, Inc.	56,656	17,535,598
First Solar, Inc.(a)	1,269	250,323
62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P 500 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(a)	56,104	$ 2,475,869
KLA Corp.	1,570	2,311,684
Lam Research Corp.	14,920	3,187,807
Microchip Technology, Inc.	6,501	420,030
Micron Technology, Inc.	13,445	4,542,259
Monolithic Power Systems, Inc.	585	639,610
NVIDIA Corp.	290,367	50,640,005
NXP Semiconductors NV	3,024	595,305
ON Semiconductor Corp.(a)	4,711	291,705
QUALCOMM, Inc.	12,748	1,641,687
Skyworks Solutions, Inc.	1,771	94,837
Teradyne, Inc.	1,864	552,601
Texas Instruments, Inc.	10,843	2,105,060
		92,384,538
Software — 9.2%
Adobe, Inc.(a)	4,907	1,192,793
AppLovin Corp., Class A(a)	3,237	1,288,326
Autodesk, Inc.(a)	2,537	607,358
Cadence Design Systems, Inc.(a)	3,249	902,800
Crowdstrike Holdings, Inc., Class A(a)	3,015	1,177,086
Datadog, Inc., Class A(a)	3,889	459,096
Fair Isaac Corp.(a)	285	304,249
Fortinet, Inc.(a)	7,561	617,885
Gen Digital, Inc.	6,758	127,253
Intuit, Inc.	3,323	1,436,799
Microsoft Corp.	88,729	32,844,814
Oracle Corp.	20,261	2,980,596
Palantir Technologies, Inc., Class A(a)	27,295	3,992,712
Palo Alto Networks, Inc.(a)	9,655	1,547,890
PTC, Inc.(a)	1,439	205,043
Roper Technologies, Inc.	1,277	451,879
Salesforce, Inc.	11,198	2,090,331
ServiceNow, Inc.(a)	12,497	1,306,561
Synopsys, Inc.(a)	2,289	907,543
Trimble, Inc.(a)	2,846	185,644
Tyler Technologies, Inc.(a)	508	173,929
Workday, Inc., Class A(a)	2,542	330,257
		55,130,844
Specialized REITs — 0.9%
American Tower Corp.	5,602	966,793
Crown Castle, Inc.	5,203	423,056
Digital Realty Trust, Inc.	3,865	696,512
Equinix, Inc.	1,175	1,151,782
Extra Space Storage, Inc.	2,538	332,808
Iron Mountain, Inc.	3,516	359,124
Public Storage	1,887	511,151
SBA Communications Corp., Class A	1,257	216,342
VICI Properties, Inc.	12,855	351,199
Weyerhaeuser Co.	8,689	212,272
		5,221,039
Specialty Retail — 1.9%
AutoZone, Inc.(a)	196	662,045
Best Buy Co., Inc.	2,384	153,053
Carvana Co., Class A(a)	1,690	531,302
Home Depot, Inc. (The)	11,897	3,912,804
Security	Shares	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.	6,709	$ 1,585,202
O’Reilly Automotive, Inc.(a)	10,057	928,362
Ross Stores, Inc.	3,862	836,625
TJX Cos., Inc. (The)	13,268	2,118,900
Ulta Beauty, Inc.(a)	521	272,332
Williams-Sonoma, Inc.	1,426	260,003
		11,260,628
Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	175,429	44,522,126
Dell Technologies, Inc., Class C	3,549	582,497
HP, Inc.	10,849	208,409
NetApp, Inc.	2,396	245,327
Seagate Technology Holdings PLC	2,607	1,021,318
Super Micro Computer, Inc.(a)(c)	5,970	135,937
Western Digital Corp.	4,049	1,095,214
		47,810,828
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)	1,724	172,555
Lululemon Athletica, Inc.(a)	1,270	194,437
NIKE, Inc., Class B	14,304	755,537
Ralph Lauren Corp., Class A	463	159,268
Tapestry, Inc.	2,401	338,805
		1,620,602
Trading Companies & Distributors — 0.2%
Fastenal Co.	13,688	635,123
United Rentals, Inc.	754	549,334
		1,184,457
Water Utilities — 0.1%
American Water Works Co., Inc.	2,316	315,184
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	5,664	1,189,610
Total Long-Term Investments — 99.8% (Cost: $568,232,167)		595,120,969
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(b)(d)(e)	366,406	366,479
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)(d)	981,996	981,996
Total Short-Term Securities — 0.2% (Cost: $1,348,496)		1,348,475
Total Investments — 100.0% (Cost: $569,580,663)		596,469,444
Liabilities in Excess of Other Assets — (0.0)%		(62,530)
Net Assets — 100.0%		$ 596,406,914

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
7

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P 500 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 119,148	$ 249,632 (a)	$ —	$ (2,284)	$ (17)	$ 366,479	366,406	$ 11,547 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	491,759	490,237 (a)	—	—	—	981,996	981,996	31,345	—
BlackRock, Inc.	954,052	1,044,734	(306,457)	58,348	(91,727)	1,658,950	1,725	30,343	—
				$ 56,064	$ (91,744)	$ 3,007,425		$ 73,235	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	38	06/18/26	$ 1,248	$ (25,628)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 25,628	$ —	$ —	$ —	$ 25,628

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 93,548	$ —	$ —	$ —	$ 93,548
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (21,716)	$ —	$ —	$ —	$ (21,716)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 908,661
82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P 500 ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 595,120,969	$ —	$ —	$ 595,120,969
Short-Term Securities
Money Market Funds	1,348,475	—	—	1,348,475
	$ 596,469,444	$ —	$ —	$ 596,469,444
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (25,628)	$ —	$ —	$ (25,628)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
9

Schedule of Investments
March 31, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.9%
AeroVironment, Inc.(a)(b)	3,880	$ 710,234
ATI, Inc.(a)	16,572	2,410,563
Carpenter Technology Corp.	6,076	2,394,856
Curtiss-Wright Corp.	4,497	3,062,996
Hexcel Corp.	9,254	748,926
Kratos Defense & Security Solutions, Inc.(a)	22,518	1,587,744
Woodward, Inc.	7,272	2,602,794
		13,518,113
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)	13,967	724,189
Automobile Components — 1.2%
Autoliv, Inc.	8,383	881,556
BorgWarner, Inc.	25,255	1,370,337
Gentex Corp.	26,706	583,526
Goodyear Tire & Rubber Co. (The)(a)	36,555	242,360
Lear Corp.	6,426	778,060
Visteon Corp.	3,493	318,247
		4,174,086
Automobiles — 0.2%
Harley-Davidson, Inc.	15,086	305,039
Thor Industries, Inc.	6,445	514,891
		819,930
Banks — 6.2%
Associated Banc-Corp	19,955	516,036
Bank OZK	12,546	575,736
Columbia Banking System, Inc.	36,034	988,413
Commerce Bancshares, Inc.	16,715	822,378
Cullen/Frost Bankers, Inc.	7,709	1,056,750
East West Bancorp, Inc.	16,782	1,791,646
First Financial Bankshares, Inc.	15,896	468,137
First Horizon Corp.	59,158	1,346,436
Flagstar Bank N.A.	36,532	481,126
FNB Corp.	43,582	728,691
Glacier Bancorp, Inc.	15,695	701,096
Hancock Whitney Corp.	10,034	638,062
Home BancShares, Inc.	22,314	600,916
International Bancshares Corp.	6,597	443,912
Old National Bancorp	42,300	934,830
Prosperity Bancshares, Inc.	12,325	827,994
Southstate Bank Corp.	12,092	1,118,752
Texas Capital Bancshares, Inc.(a)	5,590	530,379
UMB Financial Corp.	8,709	982,288
United Bankshares, Inc.	17,022	705,051
Valley National Bancorp	58,388	717,005
Webster Financial Corp.	19,667	1,365,283
Western Alliance Bancorp	12,526	887,467
Wintrust Financial Corp.	8,169	1,135,001
Zions Bancorp N.A.	17,893	1,030,995
		21,394,380
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A(a)	936	215,655
Celsius Holdings, Inc.(a)	19,494	691,647
Coca-Cola Consolidated, Inc.	6,900	1,323,006
		2,230,308
Biotechnology — 3.4%
Arrowhead Pharmaceuticals, Inc.(a)	17,081	1,070,979
BioMarin Pharmaceutical, Inc.(a)	23,433	1,323,730
Cytokinetics, Inc.(a)(b)	14,913	982,916
Security	Shares	Value
Biotechnology (continued)
Exelixis, Inc.(a)	31,678	$ 1,358,669
Halozyme Therapeutics, Inc.(a)	14,344	927,053
Neurocrine Biosciences, Inc.(a)	12,242	1,612,761
Roivant Sciences Ltd.(a)	54,997	1,523,417
United Therapeutics Corp.(a)	5,252	3,114,331
		11,913,856
Broadline Retail — 0.4%
Macy’s, Inc.	33,873	612,763
Ollie’s Bargain Outlet Holdings, Inc.(a)	7,481	688,551
		1,301,314
Building Products — 2.1%
AAON, Inc.	8,254	683,019
Advanced Drainage Systems, Inc.	8,741	1,198,653
Carlisle Cos., Inc.	4,976	1,660,093
Fortune Brands Innovations, Inc.	14,654	571,066
Owens Corning	10,026	1,085,014
Simpson Manufacturing Co., Inc.	5,057	867,882
Trex Co., Inc.(a)	13,083	476,483
UFP Industries, Inc.	7,105	654,513
		7,196,723
Capital Markets — 2.4%
Affiliated Managers Group, Inc.	3,431	949,358
Evercore, Inc., Class A	4,718	1,408,370
Federated Hermes, Inc., Class B, NVS	9,014	511,184
Hamilton Lane, Inc., Class A	4,985	495,509
Houlihan Lokey, Inc., Class A	6,629	952,057
Janus Henderson Group PLC	15,034	772,297
Jefferies Financial Group, Inc.	20,169	832,375
SEI Investments Co.	11,331	889,143
Stifel Financial Corp.	19,538	1,444,249
		8,254,542
Chemicals — 1.4%
Ashland, Inc.	5,852	325,430
Avient Corp.	11,412	414,256
Axalta Coating Systems Ltd.(a)	26,029	721,003
Cabot Corp.	6,370	479,725
NewMarket Corp.	951	609,543
RPM International, Inc.	15,622	1,552,827
Scotts Miracle-Gro Co. (The)	5,692	346,130
Westlake Corp.	4,068	475,224
		4,924,138
Commercial Services & Supplies — 1.8%
Brink’s Co. (The)	5,067	525,093
Clean Harbors, Inc.(a)	6,126	1,756,508
MSA Safety, Inc.	4,616	756,793
RB Global, Inc.(b)	22,650	2,171,003
Tetra Tech, Inc.	31,812	958,177
		6,167,574
Construction & Engineering — 2.7%
AECOM	15,770	1,337,611
API Group Corp.(a)	47,285	1,915,988
Dycom Industries, Inc.(a)	3,655	1,238,387
MasTec, Inc.(a)	7,482	2,407,259
Sterling Infrastructure, Inc.(a)(b)	3,746	1,525,633
Valmont Industries, Inc.	2,403	960,167
		9,385,045
102026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction Materials — 0.4%
Eagle Materials, Inc.	3,834	$ 726,351
Knife River Corp.(a)(b)	6,911	564,283
		1,290,634
Consumer Finance — 0.5%
Ally Financial, Inc.	34,242	1,343,314
SLM Corp.	24,298	520,220
		1,863,534
Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc., Class A	45,132	769,049
BJ’s Wholesale Club Holdings, Inc.(a)(b)	15,960	1,570,783
Casey’s General Stores, Inc.	4,522	3,291,383
Maplebear, Inc.(a)	22,416	839,704
Sprouts Farmers Market, Inc.(a)	11,877	916,073
U.S. Foods Holding Corp.(a)	26,901	2,480,541
		9,867,533
Containers & Packaging — 1.2%
AptarGroup, Inc.	7,852	989,509
Crown Holdings, Inc.	13,672	1,370,618
Graphic Packaging Holding Co.	37,756	375,295
Greif, Inc., Class A, NVS	3,104	208,185
Silgan Holdings, Inc.	10,698	415,082
Sonoco Products Co.	12,031	650,757
		4,009,446
Diversified Consumer Services — 1.0%
Duolingo, Inc., Class A(a)	4,881	481,120
Graham Holdings Co., Class B	415	438,763
Grand Canyon Education, Inc.(a)	3,370	573,001
H&R Block, Inc.	15,461	490,732
Service Corp. International	16,982	1,401,185
		3,384,801
Diversified REITs — 0.5%
WP Carey, Inc.	26,730	1,816,571
Electrical Equipment — 2.4%
Acuity, Inc.	3,715	1,041,017
EnerSys	4,494	780,698
Nextpower, Inc., Class A(a)	18,110	2,183,160
nVent Electric PLC	19,682	2,327,987
Regal Rexnord Corp.	8,099	1,516,619
Sensata Technologies Holding PLC	17,769	625,824
		8,475,305
Electronic Equipment, Instruments & Components — 4.4%
Advanced Energy Industries, Inc.	4,604	1,485,757
Arrow Electronics, Inc.(a)	6,231	893,588
Avnet, Inc.	10,404	641,094
Belden, Inc.	4,793	550,380
Cognex Corp.	20,212	990,186
Crane NXT Co.	6,312	256,204
Fabrinet(a)	4,370	2,279,042
Flex Ltd.(a)	44,847	2,935,685
IPG Photonics Corp.(a)	3,150	360,959
Littelfuse, Inc.	3,038	1,030,945
Novanta, Inc.(a)	4,364	515,432
TD SYNNEX Corp.	9,146	1,543,022
TTM Technologies, Inc.(a)	12,603	1,227,784
Vontier Corp.	17,272	612,638
		15,322,716
Energy Equipment & Services — 1.7%
NOV, Inc.	43,960	826,888
TechnipFMC PLC	49,340	3,410,874
Security	Shares	Value
Energy Equipment & Services (continued)
Valaris Ltd.(a)	7,853	$ 769,908
Weatherford International PLC	8,748	827,386
		5,835,056
Entertainment — 0.1%
Warner Music Group Corp., Class A	18,667	476,755
Financial Services — 1.4%
Equitable Holdings, Inc.	27,608	1,024,533
Essent Group Ltd.	12,778	746,746
Euronet Worldwide, Inc.(a)	5,563	369,216
MGIC Investment Corp.	29,256	767,970
Shift4 Payments, Inc., Class A(a)(b)	9,513	416,004
Voya Financial, Inc.	12,430	849,218
WEX, Inc.(a)	4,383	670,774
		4,844,461
Food Products — 1.0%
Darling Ingredients, Inc.(a)	19,294	1,193,334
Flowers Foods, Inc.	26,981	219,895
Ingredion, Inc.	7,684	865,680
Marzetti Co. (The)	2,599	359,520
Pilgrim’s Pride Corp.	5,462	206,245
Post Holdings, Inc.(a)	5,148	508,931
		3,353,605
Gas Utilities — 1.0%
New Jersey Resources Corp.	12,300	675,516
ONE Gas, Inc.	7,318	630,299
Southwest Gas Holdings, Inc.	7,836	680,949
Spire, Inc.	7,208	652,612
UGI Corp.	26,180	953,476
		3,592,852
Ground Transportation — 2.0%
Avis Budget Group, Inc.(a)(b)	2,166	315,911
Knight-Swift Transportation Holdings, Inc.	19,801	1,140,142
Landstar System, Inc.	4,307	690,455
Ryder System, Inc.	4,809	984,450
Saia, Inc.(a)	3,250	1,141,660
XPO, Inc.(a)	14,288	2,779,731
		7,052,349
Health Care Equipment & Supplies — 1.7%
DENTSPLY SIRONA, Inc.	25,570	296,612
Envista Holdings Corp.(a)	19,989	507,121
Globus Medical, Inc., Class A(a)	13,589	1,170,828
Haemonetics Corp.(a)	5,668	319,449
Lantheus Holdings, Inc.(a)	8,384	635,926
LivaNova PLC(a)	6,834	434,369
Masimo Corp.(a)	5,569	990,558
Penumbra, Inc.(a)	4,785	1,571,251
		5,926,114
Health Care Providers & Services — 2.1%
Chemed Corp.	1,791	676,532
Encompass Health Corp.	12,272	1,187,071
Ensign Group, Inc. (The)	7,035	1,417,553
HealthEquity, Inc.(a)(b)	10,421	870,883
Hims & Hers Health, Inc., Class A(a)(b)	25,408	527,470
Option Care Health, Inc.(a)(b)	19,362	521,225
Tenet Healthcare Corp.(a)	10,720	2,022,971
		7,223,705
Health Care REITs — 1.1%
American Healthcare REIT, Inc.	21,639	1,020,495
Healthcare Realty Trust, Inc.	42,551	722,941
Schedule of Investments
11

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care REITs (continued)
Omega Healthcare Investors, Inc.	36,052	$ 1,579,799
Sabra Health Care REIT, Inc.	31,895	613,341
		3,936,576
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)	17,061	397,521
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	25,575	269,305
Hotels, Restaurants & Leisure — 2.9%
Aramark	32,060	1,299,712
Boyd Gaming Corp.	7,051	579,451
Cava Group, Inc.(a)	12,167	984,310
Choice Hotels International, Inc.(b)	2,644	273,654
Churchill Downs, Inc.	8,080	725,826
Dutch Bros, Inc., Class A(a)	15,494	784,926
Hilton Grand Vacations, Inc.(a)	7,662	299,738
Hyatt Hotels Corp., Class A(b)	5,042	724,989
Planet Fitness, Inc., Class A(a)	10,122	752,874
Texas Roadhouse, Inc.	8,068	1,332,350
Travel + Leisure Co.	7,846	542,865
Vail Resorts, Inc.	4,364	559,989
Wingstop, Inc.	3,389	525,193
Wyndham Hotels & Resorts, Inc.	9,215	748,535
		10,134,412
Household Durables — 1.8%
KB Home	7,705	398,734
Somnigroup International, Inc.	25,603	1,892,574
Taylor Morrison Home Corp., Class A(a)	11,920	694,221
Toll Brothers, Inc.	11,557	1,577,184
TopBuild Corp.(a)	3,404	1,195,825
Whirlpool Corp.	8,055	434,325
		6,192,863
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	7,413	829,663
Industrial REITs — 1.1%
EastGroup Properties, Inc.	6,494	1,201,975
First Industrial Realty Trust, Inc.	16,165	935,145
Rexford Industrial Realty, Inc.	28,081	919,091
STAG Industrial, Inc.	23,888	861,401
		3,917,612
Insurance — 4.1%
American Financial Group, Inc.	8,443	1,078,256
Brighthouse Financial, Inc.(a)	7,278	435,807
CNO Financial Group, Inc.	11,527	473,299
Fidelity National Financial, Inc., Class A	31,125	1,443,578
First American Financial Corp.	12,429	749,345
Hanover Insurance Group, Inc. (The)	4,318	748,525
Kinsale Capital Group, Inc.(b)	2,696	921,115
Old Republic International Corp.	27,767	1,107,903
Primerica, Inc.	3,892	974,868
Reinsurance Group of America, Inc.	8,015	1,636,342
RenaissanceRe Holdings Ltd.	5,305	1,576,805
RLI Corp.	11,202	638,962
Ryan Specialty Holdings, Inc., Class A	13,911	469,357
Selective Insurance Group, Inc.	7,329	552,533
Unum Group	18,595	1,357,993
		14,164,688
Interactive Media & Services — 0.4%
Pinterest, Inc., Class A(a)	71,411	1,309,678
Security	Shares	Value
IT Services — 1.3%
Kyndryl Holdings, Inc.(a)	29,243	$ 383,668
Okta, Inc., Class A(a)	20,669	1,626,857
Twilio, Inc., Class A(a)	18,493	2,326,789
		4,337,314
Leisure Products — 0.5%
Brunswick Corp.	7,933	577,205
Mattel, Inc.(a)	37,910	550,832
Polaris, Inc.	6,839	372,726
YETI Holdings, Inc.(a)	9,952	364,144
		1,864,907
Life Sciences Tools & Services — 1.8%
Avantor, Inc.(a)	83,193	652,233
Bio-Rad Laboratories, Inc., Class A(a)	2,217	617,989
Bruker Corp.	13,529	488,667
Illumina, Inc.(a)(b)	18,650	2,298,799
Medpace Holdings, Inc.(a)	2,735	1,313,320
Repligen Corp.(a)	6,454	760,410
		6,131,418
Machinery — 6.0%
AGCO Corp.	7,330	849,327
Chart Industries, Inc.(a)	5,483	1,133,610
CNH Industrial NV	107,940	1,187,340
Crane Co.	5,972	1,021,212
Donaldson Co., Inc.	14,068	1,193,951
Esab Corp.	6,960	672,754
Flowserve Corp.	15,494	1,138,964
Graco, Inc.	20,222	1,711,792
ITT, Inc.	10,490	1,998,660
Lincoln Electric Holdings, Inc.	6,712	1,671,825
Middleby Corp. (The)(a)	5,652	749,342
Mueller Industries, Inc.	13,541	1,500,343
Oshkosh Corp.	7,715	1,135,725
SPX Technologies, Inc.(a)	6,079	1,215,435
Terex Corp.	13,869	819,658
Timken Co. (The)	7,732	777,607
Toro Co. (The)	11,890	1,111,002
Watts Water Technologies, Inc., Class A	3,346	971,310
		20,859,857
Marine Transportation — 0.3%
Kirby Corp.(a)	6,611	878,470
Media — 0.7%
New York Times Co. (The), Class A	19,707	1,650,067
Nexstar Media Group, Inc., Class A	3,477	628,746
		2,278,813
Metals & Mining — 3.0%
Alcoa Corp.	31,586	2,095,099
Cleveland-Cliffs, Inc.(a)	69,573	587,892
Commercial Metals Co.	13,527	830,964
Hecla Mining Co.	81,734	1,522,704
MP Materials Corp., Class A(a)(b)	16,429	792,863
Reliance, Inc.	6,378	1,938,402
Royal Gold, Inc.	9,883	2,515,125
		10,283,049
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	87,414	1,848,806
Starwood Property Trust, Inc.	42,461	731,178
		2,579,984
Office REITs — 0.5%
COPT Defense Properties	13,780	421,668
122026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Cousins Properties, Inc.	20,490	$ 462,459
Kilroy Realty Corp.	13,386	377,619
Vornado Realty Trust	19,536	507,741
		1,769,487
Oil, Gas & Consumable Fuels — 1.2%
Antero Midstream Corp.	40,392	920,938
DT Midstream, Inc.	12,402	1,670,177
HF Sinclair Corp.	19,072	1,189,902
PBF Energy, Inc., Class A	10,511	500,534
		4,281,551
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	7,731	562,430
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	13,983	514,295
American Airlines Group, Inc.(a)	80,539	864,989
		1,379,284
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	14,984	241,092
Coty, Inc., Class A(a)	46,868	94,205
elf Beauty, Inc.(a)(b)	7,203	436,574
		771,871
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(a)	60,604	1,450,254
Jazz Pharmaceuticals PLC(a)	7,411	1,401,049
		2,851,303
Professional Services — 1.8%
Booz Allen Hamilton Holding Corp., Class A	14,709	1,147,743
Concentrix Corp.	5,392	147,525
ExlService Holdings, Inc.(a)	19,168	583,666
Exponent, Inc.	6,085	397,046
FTI Consulting, Inc.(a)	3,691	652,458
Genpact Ltd.	19,322	719,745
Maximus, Inc.	6,653	426,457
Paylocity Holding Corp.(a)	5,323	575,097
TransUnion	23,467	1,623,682
		6,273,419
Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(a)	5,757	1,751,970
Residential REITs — 0.9%
American Homes 4 Rent, Class A	39,765	1,110,239
Equity LifeStyle Properties, Inc.	23,643	1,475,796
Independence Realty Trust, Inc.	28,890	430,172
		3,016,207
Retail REITs — 1.1%
Agree Realty Corp.	14,661	1,105,146
Brixmor Property Group, Inc.	37,396	1,077,005
Kite Realty Group Trust	26,408	648,316
NNN REIT, Inc.	23,167	973,709
		3,804,176
Semiconductors & Semiconductor Equipment — 3.9%
Allegro MicroSystems, Inc.(a)	15,142	477,427
Amkor Technology, Inc.	13,876	624,836
Cirrus Logic, Inc.(a)	6,222	899,826
Entegris, Inc.	18,540	2,173,630
Lattice Semiconductor Corp.(a)	16,684	1,547,608
MACOM Technology Solutions Holdings, Inc.(a)	7,868	1,747,247
MKS, Inc.	8,193	1,882,833
Onto Innovation, Inc.(a)	6,057	1,242,109
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.(a)	13,131	$ 1,129,660
Silicon Laboratories, Inc.(a)	4,020	836,763
Synaptics, Inc.(a)	4,885	342,145
Universal Display Corp.	5,393	494,322
		13,398,406
Software — 3.1%
Appfolio, Inc., Class A(a)	2,947	465,096
Bentley Systems, Inc., Class B	18,166	637,990
BILL Holdings, Inc.(a)	10,743	411,457
Blackbaud, Inc.(a)	4,689	181,042
Commvault Systems, Inc.(a)	5,364	417,802
Docusign, Inc.(a)	24,428	1,158,131
Dolby Laboratories, Inc., Class A	7,427	446,066
Dropbox, Inc., Class A(a)	21,275	483,368
Dynatrace, Inc.(a)	36,379	1,345,295
Guidewire Software, Inc.(a)	10,370	1,550,937
Manhattan Associates, Inc.(a)	7,300	971,776
Nutanix, Inc., Class A(a)	32,982	1,253,646
Pegasystems, Inc.	11,134	473,863
Qualys, Inc.(a)	4,374	384,256
UiPath, Inc., Class A(a)(b)	52,230	579,753
		10,760,478
Specialized REITs — 1.6%
CubeSmart	27,815	1,019,420
EPR Properties	9,287	463,978
Gaming & Leisure Properties, Inc.	34,520	1,531,652
Lamar Advertising Co., Class A	10,595	1,341,963
National Storage Affiliates Trust	8,731	329,508
Rayonier, Inc.	35,537	732,773
		5,419,294
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A(a)	5,594	511,124
AutoNation, Inc.(a)	3,176	620,146
Bath & Body Works, Inc.	24,971	466,208
Burlington Stores, Inc.(a)	7,585	2,468,007
Chewy, Inc., Class A(a)	29,093	785,511
Five Below, Inc.(a)	6,728	1,537,213
Floor & Decor Holdings, Inc., Class A(a)	13,144	667,715
GameStop Corp., Class A(a)(b)	50,275	1,158,336
Gap, Inc. (The)	27,673	669,687
Lithia Motors, Inc., Class A	2,958	738,672
Penske Automotive Group, Inc.	2,361	353,017
RH(a)	1,962	274,327
Valvoline, Inc.(a)	15,530	523,050
		10,773,013
Technology Hardware, Storage & Peripherals — 0.7%
Everpure, Inc., Class A(a)	38,259	2,258,811
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	14,901	262,556
Columbia Sportswear Co.	3,234	177,256
Crocs, Inc.(a)	6,127	508,663
PVH Corp.	5,842	407,538
VF Corp.	40,088	681,095
		2,037,108
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	4,550	1,207,206
Core & Main, Inc., Class A(a)	23,030	1,137,682
GATX Corp.	4,354	743,402
MSC Industrial Direct Co., Inc., Class A	5,581	514,959
Schedule of Investments
13

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	4,260	$ 1,549,745
WESCO International, Inc.	5,911	1,617,368
		6,770,362
Water Utilities — 0.4%
Essential Utilities, Inc.	34,516	1,389,959
Total Long-Term Investments — 99.8% (Cost: $310,018,020)		345,974,894
Short-Term Securities
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	10,600,198	10,602,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	287,488	287,488
Total Short-Term Securities — 3.2% (Cost: $10,889,420)		10,889,806
Total Investments — 103.0% (Cost: $320,907,440)		356,864,700
Liabilities in Excess of Other Assets — (3.0)%		(10,255,870)
Net Assets — 100.0%		$ 346,608,830

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 12,012,215	$ —	$ (1,404,258)(a)	$ (4,646)	$ (993)	$ 10,602,318	10,600,198	$ 33,222 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	440,236	—	(152,748)(a)	—	—	287,488	287,488	22,998	—
				$ (4,646)	$ (993)	$ 10,889,806		$ 56,220	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

142026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	2	06/18/26	$ 25	$ 46
S&P Mid 400 E-Mini Index	1	06/18/26	340	2,462
				$ 2,508
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,508	$ —	$ —	$ —	$ 2,508

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (9,493)	$ —	$ —	$ —	$ (9,493)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 3,709	$ —	$ —	$ —	$ 3,709
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 420,395

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
15

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Mid-Cap ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 345,974,894	$ —	$ —	$ 345,974,894
Short-Term Securities
Money Market Funds	10,889,806	—	—	10,889,806
	$ 356,864,700	$ —	$ —	$ 356,864,700
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,508	$ —	$ —	$ 2,508

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
162026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
AAR Corp.(a)	3,578	$ 391,648
Mercury Systems, Inc.(a)	4,840	352,884
		744,532
Air Freight & Logistics — 0.2%
Forward Air Corp.(a)	2,026	33,855
Hub Group, Inc., Class A	5,534	199,445
		233,300
Automobile Components — 1.7%
Adient PLC(a)	7,156	144,623
Dana, Inc.	10,278	345,855
Dauch Corp.(a)	21,555	127,821
Dorman Products, Inc.(a)	2,565	267,683
Fox Factory Holding Corp.(a)	3,818	62,844
Gentherm, Inc.(a)	2,785	77,367
LCI Industries	2,232	274,491
Patrick Industries, Inc.	3,050	338,764
Phinia, Inc.	3,482	238,308
Standard Motor Products, Inc.	1,909	66,319
XPEL, Inc.(a)	2,301	101,842
		2,045,917
Automobiles — 0.1%
Winnebago Industries, Inc.	2,578	79,892
Banks — 9.3%
Ameris Bancorp	5,874	458,113
Atlantic Union Bankshares Corp.	12,950	462,833
Axos Financial, Inc.(a)	5,071	431,491
Banc of California, Inc.	12,262	215,566
BancFirst Corp.	1,911	207,344
Bancorp, Inc. (The)(a)	3,752	201,595
Bank of Hawaii Corp.	3,202	237,749
BankUnited, Inc.	6,182	279,179
Banner Corp.	3,059	185,620
Capitol Federal Financial, Inc.	10,911	77,795
Cathay General Bancorp	6,028	300,556
Central Pacific Financial Corp.	2,178	69,609
City Holding Co.	1,317	157,408
Community Financial System, Inc.	4,810	282,107
Customers Bancorp, Inc.(a)	2,790	193,654
CVB Financial Corp.	11,639	225,680
Dime Community Bancshares, Inc.	3,726	126,013
Eagle Bancorp, Inc.	2,524	62,772
FB Financial Corp.	3,710	192,697
First BanCorp/Puerto Rico	13,126	280,371
First Bancorp/Southern Pines NC	3,788	213,454
First Commonwealth Financial Corp.	9,362	164,584
First Financial Bancorp	9,464	263,856
First Hawaiian, Inc.	11,251	277,225
First Interstate BancSystem, Inc., Class A	8,108	270,807
Fulton Financial Corp.	15,439	314,029
Hanmi Financial Corp.	2,460	64,846
Heritage Financial Corp.	3,756	97,656
Hilltop Holdings, Inc.	3,807	136,367
Hope Bancorp, Inc.	11,710	130,801
Independent Bank Corp.	4,535	341,077
Lakeland Financial Corp.	2,303	132,146
National Bank Holdings Corp., Class A	3,450	135,102
NBT Bancorp, Inc.	4,778	203,447
Northwest Bancshares, Inc.	13,345	169,348
OFG Bancorp	3,519	142,379
Security	Shares	Value
Banks (continued)
Park National Corp.	1,476	$ 241,252
Pathward Financial, Inc.	1,833	163,559
Preferred Bank	561	50,877
Provident Financial Services, Inc.	10,533	222,878
Renasant Corp.	8,472	306,093
S&T Bancorp, Inc.	3,321	138,917
Seacoast Banking Corp. of Florida	8,926	270,369
ServisFirst Bancshares, Inc.	4,607	335,528
Simmons First National Corp., Class A	13,223	257,187
Southside Bancshares, Inc.	2,552	79,342
Stellar Bancorp, Inc.	4,206	153,982
Tompkins Financial Corp.	1,153	90,903
Triumph Financial, Inc.(a)	2,065	123,198
TrustCo Bank Corp.	1,545	67,640
Trustmark Corp.	5,390	227,135
United Community Banks, Inc.	9,796	308,476
WaFd, Inc.	6,341	199,107
Westamerica BanCorp	2,249	117,285
WSFS Financial Corp.	4,400	288,024
		11,347,028
Beverages — 0.1%
National Beverage Corp.(a)	2,138	71,944
Biotechnology — 3.8%
ACADIA Pharmaceuticals, Inc.(a)	11,493	255,834
ADMA Biologics, Inc.(a)	21,782	196,256
Alkermes PLC(a)	15,126	534,855
Apellis Pharmaceuticals, Inc.(a)	9,361	376,593
Arcus Biosciences, Inc.(a)	7,743	167,249
Catalyst Pharmaceuticals, Inc.(a)	10,605	262,580
Krystal Biotech, Inc.(a)	2,362	610,152
Protagonist Therapeutics, Inc.(a)	5,381	567,157
PTC Therapeutics, Inc.(a)	7,352	500,892
Sarepta Therapeutics, Inc.(a)	9,571	208,265
TG Therapeutics, Inc.(a)	12,458	413,855
Veracyte, Inc.(a)	7,257	233,748
Vericel Corp.(a)	4,657	149,816
Vir Biotechnology, Inc.(a)	10,310	92,377
Xencor, Inc.(a)	6,522	78,655
		4,648,284
Broadline Retail — 0.5%
Etsy, Inc.(a)	9,039	451,769
Kohl’s Corp.	10,248	132,199
		583,968
Building Products — 2.8%
American Woodmark Corp.(a)	1,331	53,014
Apogee Enterprises, Inc.	1,965	65,906
Armstrong World Industries, Inc.	3,947	650,466
AZZ, Inc.	2,737	342,481
CSW Industrials, Inc.	1,507	392,694
Gibraltar Industries, Inc.(a)	2,728	108,765
Griffon Corp.	3,589	260,848
Hayward Holdings, Inc.(a)	18,394	246,112
Insteel Industries, Inc.	1,772	59,557
Masterbrand, Inc.(a)	11,580	96,230
Quanex Building Products Corp.	4,196	75,402
Resideo Technologies, Inc.(a)(b)	12,616	425,285
Zurn Elkay Water Solutions Corp.	13,587	609,241
		3,386,001
Capital Markets — 3.5%
Acadian Asset Management, Inc.	2,414	131,370
Schedule of Investments
17

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Artisan Partners Asset Management, Inc., Class A	6,470	$ 235,443
BGC Group, Inc., Class A	33,299	325,664
Cohen & Steers, Inc.	2,516	157,376
Donnelley Financial Solutions, Inc.(a)	2,424	114,267
MarketAxess Holdings, Inc.	3,225	532,061
Moelis & Co., Class A	5,130	292,410
Piper Sandler Cos.	6,174	472,620
PJT Partners, Inc., Class A	2,225	310,877
StepStone Group, Inc., Class A	6,627	316,240
StoneX Group, Inc.(a)	6,397	515,918
Victory Capital Holdings, Inc., Class A	4,355	285,165
Virtu Financial, Inc., Class A	7,319	321,890
Virtus Investment Partners, Inc.	580	77,923
WisdomTree, Inc.	10,494	152,793
		4,242,017
Chemicals — 3.2%
Balchem Corp.	2,966	502,678
Celanese Corp., Class A	10,025	659,344
Element Solutions, Inc.	20,819	710,761
FMC Corp.	11,411	196,497
Hawkins, Inc.	1,927	295,987
HB Fuller Co.	4,982	307,290
Ingevity Corp.(a)	3,303	235,273
Innospec, Inc.	2,263	165,244
Koppers Holdings, Inc.	1,792	69,314
Minerals Technologies, Inc.	2,844	201,696
Quaker Chemical Corp.	1,251	155,412
Sensient Technologies Corp.	3,895	336,684
Stepan Co.	1,963	98,111
		3,934,291
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	5,384	207,392
Brady Corp., Class A, NVS	4,001	325,041
Casella Waste Systems, Inc., Class A(a)	5,725	454,221
Deluxe Corp.	4,111	113,217
Enviri Corp.(a)	7,367	144,541
GEO Group, Inc. (The)(a)	12,488	209,923
Healthcare Services Group, Inc.(a)	6,436	119,388
HNI Corp.	6,369	212,661
Interface, Inc., Class A	5,333	132,898
Liquidity Services, Inc.(a)	2,153	65,817
MillerKnoll, Inc.	6,234	90,144
OPENLANE, Inc.(a)	9,798	285,612
Pitney Bowes, Inc.	7,598	83,958
UniFirst Corp.	1,329	334,363
Vestis Corp.(a)	10,245	80,526
		2,859,702
Communications Equipment — 1.8%
Calix, Inc.(a)	5,557	272,237
Digi International, Inc.(a)	3,435	165,567
Extreme Networks, Inc.(a)	12,264	184,941
Harmonic, Inc.(a)	10,251	92,054
NetScout Systems, Inc.(a)	6,306	200,468
Viasat, Inc.(a)(b)	12,432	569,386
Viavi Solutions, Inc.(a)	21,177	704,770
		2,189,423
Construction & Engineering — 1.9%
Arcosa, Inc.	4,492	476,781
Granite Construction, Inc.	3,983	477,482
MYR Group, Inc.(a)	1,420	400,894
Security	Shares	Value
Construction & Engineering (continued)
Primoris Services Corp.	4,945	$ 707,333
WillScot Holdings Corp., Class A	16,686	289,669
		2,352,159
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	2,260	169,251
Encore Capital Group, Inc.(a)	2,037	142,835
Enova International, Inc.(a)	2,266	307,791
Navient Corp.	6,050	49,489
PRA Group, Inc.(a)	3,564	62,370
PROG Holdings, Inc.	3,613	103,657
World Acceptance Corp.(a)	261	35,245
		870,638
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The)	3,069	220,293
Chefs’ Warehouse, Inc. (The)(a)	3,328	197,850
Grocery Outlet Holding Corp.(a)	8,964	63,196
PriceSmart, Inc.	2,315	348,407
United Natural Foods, Inc.(a)	5,596	252,156
		1,081,902
Containers & Packaging — 0.6%
O-I Glass, Inc.(a)	13,917	146,268
Sealed Air Corp.	13,482	566,918
		713,186
Distributors — 0.6%
LKQ Corp.	23,426	688,022
Diversified Consumer Services — 1.5%
ADT, Inc.	46,593	306,116
Covista, Inc.(a)	3,163	364,536
Frontdoor, Inc.(a)	6,608	349,299
Matthews International Corp., Class A	2,843	73,406
Mister Car Wash, Inc.(a)	8,976	62,563
Perdoceo Education Corp.	4,868	181,138
Strategic Education, Inc.	2,123	176,124
Stride, Inc.(a)	3,853	339,719
		1,852,901
Diversified REITs — 0.7%
American Assets Trust, Inc.	4,324	79,605
Essential Properties Realty Trust, Inc.	19,209	583,185
Global Net Lease, Inc.	18,009	168,564
		831,354
Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc.	4,335	81,671
Iridium Communications, Inc.	9,634	267,247
Lumen Technologies, Inc.(a)	86,366	600,244
Uniti Group, Inc.(a)	16,375	153,598
		1,102,760
Electric Utilities — 0.5%
Hawaiian Electric Industries, Inc.(a)	15,852	235,244
Otter Tail Corp.	3,834	336,510
		571,754
Electrical Equipment — 0.6%
Powell Industries, Inc.	866	468,575
Sunrun, Inc.(a)	21,384	289,967
		758,542
Electronic Equipment, Instruments & Components — 3.5%
Arlo Technologies, Inc.(a)	9,682	137,775
Badger Meter, Inc.	2,700	411,345
Benchmark Electronics, Inc.	3,259	182,700
182026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CTS Corp.	2,653	$ 126,707
ePlus, Inc.	2,389	179,772
Insight Enterprises, Inc.(a)	2,849	190,911
Itron, Inc.(a)	4,197	376,177
Knowles Corp.(a)	7,804	200,407
Mirion Technologies, Inc., Class A(a)	22,411	416,620
OSI Systems, Inc.(a)	1,419	376,759
PC Connection, Inc.	1,038	60,681
Plexus Corp.(a)(b)	2,453	496,831
Rogers Corp.(a)	1,539	165,181
Sanmina Corp.(a)	4,997	647,811
ScanSource, Inc.(a)	1,805	65,522
Vishay Intertechnology, Inc.	11,349	204,282
		4,239,481
Energy Equipment & Services — 2.9%
Archrock, Inc.	16,052	558,610
Atlas Energy Solutions, Inc.	7,021	92,116
Bristow Group, Inc.	2,298	107,753
Cactus, Inc., Class A	6,314	299,094
Core Laboratories, Inc.	4,253	71,408
Helix Energy Solutions Group, Inc.(a)	12,494	123,566
Innovex International, Inc.(a)	3,526	85,999
Kodiak Gas Services, Inc.	7,613	443,990
Liberty Energy, Inc., Class A	14,844	427,507
Noble Corp. PLC	11,513	564,943
Patterson-UTI Energy, Inc.	31,663	342,910
Tidewater, Inc.(a)	4,226	353,082
		3,470,978
Entertainment — 0.7%
Cinemark Holdings, Inc.	9,469	270,056
Madison Square Garden Sports Corp., Class A(a)(b)	1,645	528,703
		798,759
Financial Services — 2.0%
Enact Holdings, Inc.	2,638	107,657
EVERTEC, Inc.	5,844	164,918
HA Sustainable Infrastructure Capital, Inc.	11,693	429,718
Jackson Financial, Inc., Class A	3,151	333,124
Merchants Bancorp	2,712	116,372
NCR Atleos Corp.(a)	6,806	296,605
NMI Holdings, Inc., Class A(a)	7,012	263,020
Payoneer Global, Inc.(a)	25,901	125,102
Radian Group, Inc.	12,414	410,655
Sezzle, Inc.(a)	1,577	99,808
Walker & Dunlop, Inc.	3,112	138,110
		2,485,089
Food Products — 0.9%
Cal-Maine Foods, Inc.	4,099	324,436
Fresh Del Monte Produce, Inc.	3,011	121,223
Freshpet, Inc.(a)	4,478	264,023
J & J Snack Foods Corp.	1,405	111,374
John B Sanfilippo & Son, Inc.	830	65,844
Simply Good Foods Co. (The)(a)	7,865	112,863
Tootsie Roll Industries, Inc.	1,849	78,989
Vital Farms, Inc.(a)	3,395	47,937
		1,126,689
Gas Utilities — 0.4%
Chesapeake Utilities Corp.	2,179	275,360
Northwest Natural Holding Co.	3,792	201,810
		477,170
Security	Shares	Value
Ground Transportation — 0.7%
ArcBest Corp.	2,041	$ 200,753
Heartland Express, Inc.	4,174	43,410
Hertz Global Holdings, Inc.(a)(b)	11,384	52,480
Marten Transport Ltd.	5,288	69,431
RXO, Inc.(a)	15,088	220,587
Schneider National, Inc., Class B	4,601	121,282
Werner Enterprises, Inc.	5,512	162,108
		870,051
Health Care Equipment & Supplies — 3.2%
Artivion, Inc.(a)	3,846	140,841
Avanos Medical, Inc.(a)	4,240	59,402
CONMED Corp.	2,829	100,033
Embecta Corp.	5,410	47,824
Enovis Corp.(a)	5,223	118,823
Glaukos Corp.(a)	5,258	566,076
ICU Medical, Inc.(a)	2,274	293,687
Inspire Medical Systems, Inc.(a)	2,375	122,502
Integer Holdings Corp.(a)	3,231	284,328
Integra LifeSciences Holdings Corp.(a)	6,118	57,632
LeMaitre Vascular, Inc.	1,906	208,078
Merit Medical Systems, Inc.(a)	5,434	374,566
Neogen Corp.(a)(b)	19,869	184,583
Omnicell, Inc.(a)	4,099	136,825
QuidelOrtho Corp.(a)	6,205	101,948
STAAR Surgical Co.(a)	4,543	84,954
Tandem Diabetes Care, Inc.(a)	6,241	119,640
Teleflex, Inc.	4,044	483,703
TransMedics Group, Inc.(a)	3,133	311,452
UFP Technologies, Inc.(a)	705	136,488
		3,933,385
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.(a)	8,479	198,324
AdaptHealth Corp.(a)	9,802	116,644
Addus HomeCare Corp.(a)	1,666	156,021
AMN Healthcare Services, Inc.(a)	3,509	64,355
Astrana Health, Inc.(a)	3,940	96,609
CorVel Corp.(a)	2,872	156,955
National HealthCare Corp.	1,141	182,218
NeoGenomics, Inc.(a)	11,818	87,689
Pediatrix Medical Group, Inc.(a)	7,748	165,730
Privia Health Group, Inc.(a)	10,618	218,412
Progyny, Inc.(a)	7,324	124,361
RadNet, Inc.(a)(b)	6,383	356,746
Select Medical Holdings Corp.	10,066	163,975
U.S. Physical Therapy, Inc.	1,389	104,119
		2,192,158
Health Care REITs — 0.3%
LTC Properties, Inc.	4,382	162,835
Medical Properties Trust, Inc.	45,317	209,818
Universal Health Realty Income Trust	1,166	47,188
		419,841
Health Care Technology — 0.1%
Certara, Inc.(a)	10,911	62,193
HealthStream, Inc.	2,168	44,899
Schrodinger, Inc.(a)	5,126	58,231
		165,323
Hotel & Resort REITs — 1.1%
Apple Hospitality REIT, Inc.	20,199	232,491
DiamondRock Hospitality Co.	18,606	174,338
Pebblebrook Hotel Trust	10,376	131,049
Schedule of Investments
19

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Ryman Hospitality Properties, Inc.	5,768	$ 532,213
Sunstone Hotel Investors, Inc.	17,479	157,486
Xenia Hotels & Resorts, Inc.	8,660	128,428
		1,356,005
Hotels, Restaurants & Leisure — 2.5%
BJ’s Restaurants, Inc.(a)	1,930	67,743
Brinker International, Inc.(a)	3,987	569,224
Caesars Entertainment, Inc.(a)	18,689	493,950
Cheesecake Factory, Inc. (The)	4,210	230,498
Cracker Barrel Old Country Store, Inc.(b)	2,039	57,316
Golden Entertainment, Inc.	1,793	47,855
Marriott Vacations Worldwide Corp.	2,529	164,688
Monarch Casino & Resort, Inc.	1,107	105,829
Papa John’s International, Inc.	3,030	98,202
Penn Entertainment, Inc.(a)	11,634	174,859
Pursuit Attractions & Hospitality, Inc.(a)	1,963	71,905
Red Rock Resorts, Inc., Class A	4,477	238,893
Sabre Corp.(a)	36,069	52,300
Shake Shack, Inc., Class A(a)	3,691	326,543
Six Flags Entertainment Corp.(a)(b)	9,341	165,803
United Parks & Resorts, Inc.(a)	2,491	81,356
Wendy’s Co. (The)	14,435	100,323
		3,047,287
Household Durables — 3.1%
Cavco Industries, Inc.(a)	712	344,815
Century Communities, Inc.	2,308	132,433
Champion Homes, Inc.(a)	5,067	376,833
Dream Finders Homes, Inc., Class A(a)(b)	2,624	36,526
Ethan Allen Interiors, Inc.	2,115	47,080
Green Brick Partners, Inc.(a)	2,786	179,558
Installed Building Products, Inc.	2,073	549,656
La-Z-Boy, Inc.	3,767	121,071
Leggett & Platt, Inc.	12,371	122,225
LGI Homes, Inc.(a)	1,855	73,328
M/I Homes, Inc.(a)	2,389	292,533
Meritage Homes Corp.	6,102	377,348
Mohawk Industries, Inc.(a)	4,756	468,276
Newell Brands, Inc.	38,290	131,335
Sonos, Inc.(a)	11,130	149,142
Tri Pointe Homes, Inc.(a)	7,743	361,830
		3,763,989
Household Products — 0.5%
Central Garden & Pet Co.(a)	740	27,210
Central Garden & Pet Co., Class A, NVS(a)	4,660	151,077
Energizer Holdings, Inc.	5,566	91,394
Reynolds Consumer Products, Inc.	4,995	105,794
WD-40 Co.	1,242	253,293
		628,768
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class A	3,161	123,816
Clearway Energy, Inc., Class C	7,782	305,755
		429,571
Industrial REITs — 0.8%
Innovative Industrial Properties, Inc.	2,560	128,410
LXP Industrial Trust	5,445	251,886
Terreno Realty Corp.	9,534	585,578
		965,874
Insurance — 2.2%
AMERISAFE, Inc.	1,728	57,594
Assured Guaranty Ltd.	3,972	323,639
Security	Shares	Value
Insurance (continued)
Employers Holdings, Inc.	1,632	$ 67,141
Genworth Financial, Inc., Class A(a)	31,998	259,824
Goosehead Insurance, Inc., Class A(a)	2,276	97,094
HCI Group, Inc.	982	151,827
Horace Mann Educators Corp.	3,721	158,812
Lincoln National Corp.	9,926	352,373
Mercury General Corp.	2,428	214,028
Palomar Holdings, Inc.(a)	2,442	291,819
ProAssurance Corp.(a)	4,696	116,085
Safety Insurance Group, Inc.	1,360	98,790
SiriusPoint Ltd.(a)	7,299	157,221
Stewart Information Services Corp.	2,760	169,961
Trupanion, Inc.(a)	3,092	79,186
United Fire Group, Inc.	2,004	74,268
		2,669,662
Interactive Media & Services — 0.8%
Cargurus, Inc., Class A(a)(b)	7,494	255,171
IAC, Inc.(a)	5,986	239,619
QuinStreet, Inc.(a)	5,206	62,524
Shutterstock, Inc.	2,206	36,642
TripAdvisor, Inc.(a)	10,456	111,461
Yelp, Inc.(a)	5,336	132,013
Ziff Davis, Inc.(a)(b)	3,637	152,608
		990,038
IT Services — 0.7%
DigitalOcean Holdings, Inc.(a)	7,269	623,535
DXC Technology Co.(a)	15,506	194,911
Grid Dynamics Holdings, Inc., Class A(a)	6,042	34,439
		852,885
Leisure Products — 0.3%
Acushnet Holdings Corp.	2,531	236,598
Callaway Golf Co.(a)	12,765	177,178
		413,776
Life Sciences Tools & Services — 0.2%
Azenta, Inc.(a)	3,745	79,132
BioLife Solutions, Inc.(a)	3,563	67,982
Cytek Biosciences, Inc.(a)	10,044	43,892
Fortrea Holdings, Inc.(a)	8,440	79,505
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—
		270,511
Machinery — 4.8%
Alamo Group, Inc.	993	163,815
Astec Industries, Inc.	2,113	113,764
Enerpac Tool Group Corp., Class A	4,821	175,822
Enpro, Inc.	1,929	483,504
ESCO Technologies, Inc.	2,370	666,847
Federal Signal Corp.	5,565	601,799
Franklin Electric Co., Inc.	3,504	322,964
Gates Industrial Corp. PLC(a)	23,240	525,456
Greenbrier Cos., Inc. (The)	2,821	148,526
JBT Marel Corp.	4,757	608,277
Kadant, Inc.	1,078	315,153
Kennametal, Inc.	6,995	252,729
Lindsay Corp.	955	113,712
Mueller Water Products, Inc., Class A	14,328	393,877
Proto Labs, Inc.(a)	2,163	123,334
Standex International Corp.	1,117	284,679
Tennant Co.	1,674	111,154
Titan International, Inc.(a)	4,381	30,273
202026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Trinity Industries, Inc.	7,324	$ 235,686
Worthington Enterprises, Inc.	2,851	148,651
		5,820,022
Marine Transportation — 0.4%
Matson, Inc.	2,856	468,213
Media — 0.3%
Cable One, Inc.(a)	423	38,582
DoubleVerify Holdings, Inc.(a)	12,214	116,033
John Wiley & Sons, Inc., Class A	3,680	140,208
Scholastic Corp.	2,091	81,674
		376,497
Metals & Mining — 0.7%
Century Aluminum Co.(a)	4,883	286,583
Kaiser Aluminum Corp.	1,466	176,668
Materion Corp.	1,912	276,571
Metallus, Inc.(a)	3,271	53,448
		793,270
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Adamas Trust, Inc.	7,671	56,459
Apollo Commercial Real Estate Finance, Inc.	11,986	126,572
Arbor Realty Trust, Inc.	14,947	115,241
ARMOUR Residential REIT, Inc.	10,221	170,486
Blackstone Mortgage Trust, Inc., Class A	14,616	279,896
Ellington Financial, Inc.	11,385	134,912
Franklin BSP Realty Trust, Inc.	7,449	63,242
PennyMac Mortgage Investment Trust	7,948	92,674
Redwood Trust, Inc.	11,368	63,775
Two Harbors Investment Corp.	9,679	110,534
		1,213,791
Multi-Utilities — 0.3%
Avista Corp.	7,464	299,605
Unitil Corp.	1,642	85,778
		385,383
Office REITs — 0.6%
Douglas Emmett, Inc.	13,188	124,231
Easterly Government Properties, Inc.	3,997	85,656
Highwoods Properties, Inc.	10,041	214,978
JBG SMITH Properties	5,406	78,981
SL Green Realty Corp.	6,532	241,292
		745,138
Oil, Gas & Consumable Fuels — 1.0%
CVR Energy, Inc.(a)	2,755	92,706
Dorian LPG Ltd.	3,358	114,844
International Seaways, Inc.	3,737	272,352
Kinetik Holdings, Inc., Class A	4,179	202,305
Par Pacific Holdings, Inc.(a)	4,612	288,896
REX American Resources Corp.(a)	2,587	117,890
World Kinect Corp.	5,075	117,080
		1,206,073
Paper & Forest Products — 0.1%
Sylvamo Corp.	3,023	127,692
Passenger Airlines — 0.5%
Allegiant Travel Co.(a)	1,229	99,598
JetBlue Airways Corp.(a)(b)	27,333	120,812
SkyWest, Inc.(a)	3,671	337,108
Sun Country Airlines Holdings, Inc.(a)	4,882	80,651
		638,169
Security	Shares	Value
Personal Care Products — 0.2%
Edgewell Personal Care Co.	4,267	$ 91,058
Interparfums, Inc.	1,670	151,703
		242,761
Pharmaceuticals — 1.9%
Amneal Pharmaceuticals, Inc., Class A(a)	15,506	192,740
Amphastar Pharmaceuticals, Inc.(a)	3,232	63,315
ANI Pharmaceuticals, Inc.(a)	1,642	126,270
Collegium Pharmaceutical, Inc.(a)	2,888	95,506
Corcept Therapeutics, Inc.(a)(b)	8,583	345,981
Harmony Biosciences Holdings, Inc.(a)	3,630	101,676
Innoviva, Inc.(a)	6,488	151,170
Ligand Pharmaceuticals, Inc.(a)	1,801	359,570
Organon & Co.	23,747	142,245
Pacira BioSciences, Inc.(a)	3,754	84,840
Phibro Animal Health Corp., Class A	1,884	104,204
Prestige Consumer Healthcare, Inc.(a)	4,339	257,172
Supernus Pharmaceuticals, Inc.(a)	5,286	273,233
		2,297,922
Professional Services — 1.1%
CSG Systems International, Inc.	2,482	198,411
Insperity, Inc.	3,273	88,502
Korn Ferry	4,784	301,153
Legalzoom.com, Inc.(a)	10,525	59,677
ManpowerGroup, Inc.	4,229	124,586
Robert Half, Inc.	9,127	231,826
Upwork, Inc.(a)	11,934	130,797
Verra Mobility Corp., Class A(a)	14,574	208,262
		1,343,214
Real Estate Management & Development — 0.5%
Cushman & Wakefield Ltd.(a)	11,824	144,962
eXp World Holdings, Inc.	8,270	49,537
Kennedy-Wilson Holdings, Inc.	10,959	118,577
Marcus & Millichap, Inc.	2,175	57,833
St. Joe Co. (The)	3,657	229,660
		600,569
Residential REITs — 0.2%
Centerspace	1,525	87,611
NexPoint Residential Trust, Inc.	1,993	49,825
Veris Residential, Inc.	7,418	139,978
		277,414
Retail REITs — 1.8%
Acadia Realty Trust	12,031	230,033
Curbline Properties Corp.	8,901	229,557
Getty Realty Corp.	5,027	159,859
Macerich Co. (The)	23,460	443,394
Phillips Edison & Co., Inc.	11,524	431,228
Saul Centers, Inc.	1,137	37,043
Tanger, Inc.	10,549	358,455
Urban Edge Properties	11,504	229,850
Whitestone REIT	4,101	66,231
		2,185,650
Semiconductors & Semiconductor Equipment — 4.5%
ACM Research, Inc., Class A(a)	4,866	191,477
Alpha & Omega Semiconductor Ltd.(a)	2,256	49,993
Axcelis Technologies, Inc.(a)	2,818	262,300
Cohu, Inc.(a)	4,265	130,594
Diodes, Inc.(a)	4,227	288,535
Enphase Energy, Inc.(a)	11,983	453,077
FormFactor, Inc.(a)	7,095	688,144
Ichor Holdings Ltd.(a)	3,171	147,800
Schedule of Investments
21

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Impinj, Inc.(a)	2,470	$ 253,669
Kulicke & Soffa Industries, Inc.	4,799	315,390
MaxLinear, Inc.(a)	7,423	129,086
PDF Solutions, Inc.(a)	2,923	95,611
Penguin Solutions, Inc.(a)	4,369	76,894
Photronics, Inc.(a)(b)	5,395	218,012
Power Integrations, Inc.	5,095	260,864
Qorvo, Inc.(a)	7,722	597,683
Semtech Corp.(a)	8,469	651,183
SolarEdge Technologies, Inc.(a)	5,489	280,214
Ultra Clean Holdings, Inc.(a)	4,166	259,042
Veeco Instruments, Inc.(a)	5,507	186,467
		5,536,035
Software — 3.2%
A10 Networks, Inc.	6,531	150,997
ACI Worldwide, Inc.(a)	9,446	387,380
Adeia, Inc.	10,053	241,574
Agilysys, Inc.(a)	2,330	165,756
Alarm.com Holdings, Inc.(a)	4,556	196,774
BlackLine, Inc.(a)	4,565	168,905
Box, Inc., Class A(a)	13,108	309,873
Cleanspark, Inc.(a)	23,482	199,832
Clear Secure, Inc., Class A	8,122	393,186
LiveRamp Holdings, Inc.(a)	5,811	154,108
MARA Holdings, Inc.(a)(b)	34,679	282,981
N-able, Inc.(a)	6,808	31,793
NCR Voyix Corp.(a)(b)	12,651	80,081
Progress Software Corp.(a)	3,847	98,675
Q2 Holdings, Inc.(a)	5,749	271,928
RingCentral, Inc., Class A	6,993	260,070
Sprinklr, Inc., Class A(a)	11,292	67,752
SPS Commerce, Inc.(a)	3,466	192,952
Teradata Corp.(a)	8,558	219,341
		3,873,958
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	10,070	238,156
Outfront Media, Inc.	13,334	353,351
Safehold, Inc.	4,195	56,758
		648,265
Specialty Retail — 3.3%
Advance Auto Parts, Inc.	5,532	291,813
American Eagle Outfitters, Inc.	14,471	241,666
Asbury Automotive Group, Inc.(a)	1,783	348,416
Boot Barn Holdings, Inc.(a)	2,787	407,905
Buckle, Inc. (The)	2,751	138,541
CarMax, Inc.(a)	12,978	539,625
Group 1 Automotive, Inc.	1,081	357,411
MarineMax, Inc.(a)	1,771	47,923
Monro, Inc.	2,692	43,180
National Vision Holdings, Inc.(a)	7,289	188,785
Sally Beauty Holdings, Inc.(a)	8,861	122,725
Signet Jewelers Ltd.	3,731	315,792
Sonic Automotive, Inc., Class A	1,355	92,912
Upbound Group, Inc.	4,760	85,918
Urban Outfitters, Inc.(a)	4,935	312,632
Victoria’s Secret & Co.(a)	7,359	341,163
Winmark Corp.	273	116,721
		3,993,128
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.0%
Corsair Gaming, Inc.(a)	4,283	$ 23,771
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	3,365	120,332
G-III Apparel Group Ltd.	3,392	93,958
Kontoor Brands, Inc.	4,689	329,590
Oxford Industries, Inc.	1,278	49,216
Steven Madden Ltd.	6,673	226,348
Under Armour, Inc., Class A(a)	17,248	101,936
Under Armour, Inc., Class C, NVS(a)	10,919	63,221
Wolverine World Wide, Inc.	7,487	122,188
		1,106,789
Trading Companies & Distributors — 1.3%
Air Lease Corp., Class A	9,639	625,957
Boise Cascade Co.	3,401	257,966
DNOW, Inc.(a)	17,062	203,209
DXP Enterprises, Inc.(a)	1,169	163,344
Rush Enterprises, Inc., Class A	5,558	367,439
		1,617,915
Water Utilities — 0.7%
American States Water Co.	3,572	270,115
California Water Service Group	5,471	248,055
H2O America	3,412	200,182
Middlesex Water Co.	1,675	87,184
		805,536
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(a)	7,092	28,510
Shenandoah Telecommunications Co.	4,162	64,178
Telephone & Data Systems, Inc.	9,006	379,152
		471,840
Total Long-Term Investments — 98.1% (Cost: $107,522,511)		119,555,822
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(d)(e)(f)	3,422,629	3,423,313
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(d)(e)	2,195,056	2,195,056
Total Short-Term Securities — 4.6% (Cost: $5,618,232)		5,618,369
Total Investments — 102.7% (Cost: $113,140,743)		125,174,191
Liabilities in Excess of Other Assets — (2.7)%		(3,270,577)
Net Assets — 100.0%		$ 121,903,614

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

222026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,433,821	$ —	$ (2,009,244)(a)	$ (699)	$ (565)	$ 3,423,313	3,422,629	$ 12,958 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623,639	—	(428,583)(a)	—	—	2,195,056	2,195,056	53,456	—
				$ (699)	$ (565)	$ 5,618,369		$ 66,414	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	16	06/18/26	$ 201	$ (887)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	USD	20,097	08/19/26	(0.75)%	1D FEDL01	Monthly	$ 26
Axos Financial, Inc.	Merrill Lynch International		9,673	02/15/28	0.40%	1D OBFR01	Monthly	27
Bancorp, Inc. (The)	Merrill Lynch International		6,482	02/15/28	0.40%	1D OBFR01	Monthly	127
Bank of Hawaii Corp.	Merrill Lynch International		31,679	02/15/28	0.40%	1D OBFR01	Monthly	768
BankUnited, Inc.	Goldman Sachs Bank USA		26,118	08/18/26	0.40%	1D FEDL01	Monthly	978
Banner Corp.	Merrill Lynch International		3,622	02/15/28	0.40%	1D OBFR01	Monthly	19
Beacon Financial Corp.	BNP Paribas SA		217,798	09/09/27	0.20%	1D OBFR01	Monthly	9,002
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA		46,670	08/19/26	0.40%	1D FEDL01	Monthly	2,908
Bread Financial Holdings, Inc.	HSBC Bank PLC		74,516	02/09/28	0.40%	1D OBFR01	Monthly	2,695
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.		5,902	02/09/27	0.40%	1D OBFR01	Monthly	164
Cathay General Bancorp	Merrill Lynch International		5,887	02/15/28	0.40%	1D OBFR01	Monthly	46
Central Pacific Financial Corp.	Goldman Sachs Bank USA		7,261	08/18/26	0.40%	1D FEDL01	Monthly	250
Customers Bancorp, Inc.	BNP Paribas SA		8,044	09/09/27	0.20%	1D OBFR01	Monthly	215
Douglas Emmett, Inc.	Goldman Sachs Bank USA		20,432	08/18/26	0.40%	1D FEDL01	Monthly	(358)
Employers Holdings, Inc.	Goldman Sachs Bank USA		16,276	08/18/26	0.40%	1D FEDL01	Monthly	633
First BanCorp/Puerto Rico	Merrill Lynch International		22,941	02/15/28	0.40%	1D OBFR01	Monthly	683
Fulton Financial Corp.	HSBC Bank PLC		41,843	02/09/28	0.40%	1D OBFR01	Monthly	403
Genworth Financial, Inc.	Merrill Lynch International		36,463	02/15/28	0.40%	1D OBFR01	Monthly	394
Hanmi Financial Corp.	Goldman Sachs Bank USA		6,468	08/18/26	0.40%	1D FEDL01	Monthly	149
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		97,299	08/19/26	0.40%	1D FEDL01	Monthly	2,077
Jackson Financial, Inc., Class A	HSBC Bank PLC		152,201	02/09/28	0.40%	1D OBFR01	Monthly	(4,722)
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.		107,926	02/09/27	0.40%	1D OBFR01	Monthly	(3,052)
Lincoln National Corp.	Goldman Sachs Bank USA		68,050	08/18/26	0.40%	1D FEDL01	Monthly	4,192
Lincoln National Corp.	HSBC Bank PLC		108,312	02/09/28	0.40%	1D OBFR01	Monthly	4,933
Lincoln National Corp.	JPMorgan Chase Bank N.A.		11,165	02/09/27	0.40%	1D OBFR01	Monthly	(54)
MarketAxess Holdings, Inc.	Merrill Lynch International		30,672	02/15/28	0.40%	1D OBFR01	Monthly	(1,801)
Moelis & Co., Class A	Goldman Sachs Bank USA		39,076	08/18/26	0.40%	1D FEDL01	Monthly	3,389
Schedule of Investments
23

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Moelis & Co., Class A	HSBC Bank PLC	USD	48,741	02/09/28	0.40%	1D OBFR01	Monthly	$ 2,217
National Bank Holdings Corp., Class A	Merrill Lynch International		25,235	02/15/28	0.40%	1D OBFR01	Monthly	1,042
OFG Bancorp	Goldman Sachs Bank USA		17,308	08/18/26	0.40%	1D FEDL01	Monthly	413
OneSpaWorld Holdings Ltd.	BNP Paribas SA		191,906	09/09/27	0.20%	1D OBFR01	Monthly	17,995
Pathward Financial, Inc.	Merrill Lynch International		11,898	02/15/28	0.40%	1D OBFR01	Monthly	(119)
Perdoceo Education Corp.	BNP Paribas SA		20,521	09/09/27	0.20%	1D OBFR01	Monthly	1,433
Pitney Bowes, Inc.	Goldman Sachs Bank USA		14,739	08/19/26	0.40%	1D FEDL01	Monthly	853
Pitney Bowes, Inc.	HSBC Bank PLC		48,378	02/09/28	0.40%	1D OBFR01	Monthly	1,723
Preferred Bank	Goldman Sachs Bank USA		20,050	08/19/26	0.40%	1D FEDL01	Monthly	356
Preferred Bank	HSBC Bank PLC		18,229	02/09/28	0.40%	1D OBFR01	Monthly	453
Preferred Bank	JPMorgan Chase Bank N.A.		3,921	02/09/27	0.40%	1D OBFR01	Monthly	69
Provident Financial Services, Inc.	Merrill Lynch International		25,347	02/15/28	0.40%	1D OBFR01	Monthly	955
Renasant Corp.	Merrill Lynch International		6,677	02/15/28	0.40%	1D OBFR01	Monthly	7
S&T Bancorp, Inc.	JPMorgan Chase Bank N.A.		4,133	02/09/27	0.40%	1D OBFR01	Monthly	91
SiriusPoint Ltd.	HSBC Bank PLC		37,092	02/09/28	0.40%	1D OBFR01	Monthly	1,487
SiriusPoint Ltd.	JPMorgan Chase Bank N.A.		6,033	02/09/27	0.40%	1D OBFR01	Monthly	300
StepStone Group, Inc., Class A	Merrill Lynch International		5,529	02/15/28	0.40%	1D OBFR01	Monthly	102
TrustCo Bank Corp.	Merrill Lynch International		4,521	02/15/28	0.40%	1D OBFR01	Monthly	32
United Community Banks, Inc.	Goldman Sachs Bank USA		37,265	08/18/26	0.40%	1D FEDL01	Monthly	1,656
WaFd, Inc.	Merrill Lynch International		18,661	02/15/28	0.40%	1D OBFR01	Monthly	179
Western Union Co. (The)	BNP Paribas SA		32,389	09/09/27	0.20%	1D OBFR01	Monthly	(2,594)
Western Union Co. (The)	JPMorgan Chase Bank N.A.		248,854	02/09/27	0.40%	1D OBFR01	Monthly	(24,816)
WSFS Financial Corp.	Goldman Sachs Bank USA		30,707	08/18/26	0.40%	1D FEDL01	Monthly	1,106
Total long positions of equity swaps								29,031
Net dividends and financing fees								(3,074)
Total equity swap contracts including dividends and financing fees								$ 25,957

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 66,547	$ (40,590)
242026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$ —	$ —	$ 66,547	$ —	$ —	$ —	$ 66,547
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 887	$ —	$ —	$ —	$ 887
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	40,590	—	—	—	40,590
	$ —	$ —	$ 41,477	$ —	$ —	$ —	$ 41,477

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 23,034	$ —	$ —	$ —	$ 23,034
Swaps	—	—	42,104	—	—	—	42,104
	$ —	$ —	$ 65,138	$ —	$ —	$ —	$ 65,138
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 5,008	$ —	$ —	$ —	$ 5,008
Swaps	—	—	(7,475)	—	—	—	(7,475)
	$ —	$ —	$ (2,467)	$ —	$ —	$ —	$ (2,467)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 178,078
Equity swaps:
Average notional value — long	1,356,521

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 4,616	$ —
Swaps — OTC(a)	66,547	40,590
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 71,163	$ 40,590
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(4,616)	(3,074)
Total derivative assets and liabilities subject to an MNA	$ 66,547	$ 37,516

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
Schedule of Investments
25

Schedule of Investments  (continued)
March 31, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
BNP Paribas SA	$ 28,645	$ (2,594)	$ —	$ —	$ 26,051
Goldman Sachs Bank USA	18,986	(358)	—	—	18,628
HSBC Bank PLC	13,911	(4,722)	—	—	9,189
JPMorgan Chase Bank N.A.	624	(624)	—	—	—
Merrill Lynch International	4,381	(1,920)	—	—	2,461
	$ 66,547	$ (10,218)	$ —	$ —	$ 56,329
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
BNP Paribas SA	$ 2,594	$ (2,594)	$ —	$ —	$ —
Goldman Sachs Bank USA	358	(358)	—	—	—
HSBC Bank PLC	4,722	(4,722)	—	—	—
JPMorgan Chase Bank N.A.	27,922	(624)	—	—	27,298
Merrill Lynch International	1,920	(1,920)	—	—	—
	$ 37,516	$ (10,218)	$ —	$ —	$ 27,298

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 119,555,822	$ —	$ —	$ 119,555,822
Short-Term Securities
Money Market Funds	5,618,369	—	—	5,618,369
	$ 125,174,191	$ —	$ —	$ 125,174,191
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 66,547	$ —	$ 66,547
Liabilities
Equity Contracts	(887)	(40,590)	—	(41,477)
	$ (887)	$ 25,957	$ —	$ 25,070

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
262026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
March 31, 2026

	iShares ESG Select Screened S&P 500 ETF	iShares ESG Select Screened S&P Mid-Cap ETF	iShares ESG Select Screened S&P Small-Cap ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 593,462,019	$ 345,974,894	$ 119,555,822
Investments, at value — affiliated(c)	3,007,425	10,889,806	5,618,369
Cash	32	14	77
Cash pledged:
Collateral — OTC derivatives	—	—	20,760
Futures contracts	92,000	30,000	14,000
Receivables:
Securities lending income — affiliated	81	5,939	889
Dividends — unaffiliated	264,544	337,435	112,115
Dividends — affiliated	2,901	1,192	6,944
Variation margin on futures contracts	30,991	10,390	4,616
Unrealized appreciation on OTC swaps	—	—	66,547
Total assets	596,859,993	357,249,670	125,400,139
LIABILITIES
Collateral on securities loaned	366,566	10,605,192	3,424,000
Payables:
Swaps	—	—	19,808
Capital shares redeemed	43,676	—	—
Investment advisory fees	42,837	35,648	12,127
Unrealized depreciation on OTC swaps	—	—	40,590
Total liabilities	453,079	10,640,840	3,496,525
Commitments and contingent liabilities
NET ASSETS	$ 596,406,914	$ 346,608,830	$ 121,903,614
NET ASSETS CONSIST OF:
Paid-in capital	$ 577,560,518	$ 323,134,459	$ 115,341,185
Accumulated earnings	18,846,396	23,474,371	6,562,429
NET ASSETS	$ 596,406,914	$ 346,608,830	$ 121,903,614

NET ASSET VALUE
Shares outstanding	$ 12,100,000	$ 7,650,000	$ 2,800,000
Net asset value	$ 49.29	$ 45.31	$ 43.54
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None

(a) Investments, at cost — unaffiliated	$ 566,512,595	$ 310,018,020	$ 107,522,511
(b) Securities loaned, at value	$ 364,183	$ 10,709,628	$ 3,466,263
(c) Investments, at cost — affiliated	$ 3,068,068	$ 10,889,420	$ 5,618,232
See notes to financial statements.
Statements of Assets and Liabilities
27

Statements of Operations
Year Ended March 31, 2026

	iShares ESG Select Screened S&P 500 ETF	iShares ESG Select Screened S&P Mid-Cap ETF	iShares ESG Select Screened S&P Small-Cap ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 5,469,671	$ 4,438,440	$ 1,427,832
Dividends — affiliated	61,688	22,998	53,456
Interest — unaffiliated	349	936	478
Securities lending income — affiliated — net	11,547	33,222	12,958
Foreign taxes withheld	(1,505)	(3,876)	(2,116)
Total investment income	5,541,750	4,491,720	1,492,608
EXPENSES
Investment advisory	392,506	372,695	124,995
Interest expense	1	2	1
Total expenses	392,507	372,697	124,996
Net investment income	5,149,243	4,119,023	1,367,612
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,398,213)	(3,808,536)	(625,781)
Investments — affiliated	(2,453)	(4,646)	(699)
Futures contracts	93,548	(9,493)	23,034
In-kind redemptions — unaffiliated(a)	40,302,035	20,011,039	4,415,490
In-kind redemptions — affiliated(a)	58,517	—	—
Swaps	—	—	42,104
	38,053,434	16,188,364	3,854,148
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,603,100	27,155,231	10,556,790
Investments — affiliated	(91,744)	(993)	(565)
Futures contracts	(21,716)	3,709	5,008
Swaps	—	—	(7,475)
	7,489,640	27,157,947	10,553,758
Net realized and unrealized gain	45,543,074	43,346,311	14,407,906
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 50,692,317	$ 47,465,334	$ 15,775,518

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
282026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares ESG Select Screened S&P 500 ETF		iShares ESG Select Screened S&P Mid-Cap ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 5,149,243	$ 3,141,330	$ 4,119,023	$ 3,105,722
Net realized gain (loss)	38,053,434	14,605,759	16,188,364	(771,451)
Net change in unrealized appreciation (depreciation)	7,489,640	(893,745)	27,157,947	(12,699,374)
Net increase (decrease) in net assets resulting from operations	50,692,317	16,853,344	47,465,334	(10,365,103)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,995,858)	(3,138,284)	(4,062,985)	(3,036,172)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	251,486,997	31,894,568	47,666,921	86,129,476
NET ASSETS
Total increase in net assets	297,183,456	45,609,628	91,069,270	72,728,201
Beginning of year	299,223,458	253,613,830	255,539,560	182,811,359
End of year	$ 596,406,914	$ 299,223,458	$ 346,608,830	$ 255,539,560

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
29

Statements of Changes in Net Assets (continued)

	iShares ESG Select Screened S&P Small-Cap ETF
	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 1,367,612	$ 1,240,227
Net realized gain (loss)	3,854,148	(1,143,489)
Net change in unrealized appreciation (depreciation)	10,553,758	(3,758,943)
Net increase (decrease) in net assets resulting from operations	15,775,518	(3,662,205)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,206,796)	(1,683,657)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	13,389,712	26,859,538
NET ASSETS
Total increase in net assets	27,958,434	21,513,676
Beginning of year	93,945,180	72,431,504
End of year	$ 121,903,614	$ 93,945,180

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
302026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

iShares ESG Select Screened S&P 500 ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 42.75	$ 40.26	$ 30.90	$ 34.35	$ 30.27
Net investment income(a)	0.52	0.49	0.46	0.42	0.39
Net realized and unrealized gain (loss)(b)	6.53	2.48	9.35	(3.45)	4.07
Net increase (decrease) from investment operations	7.05	2.97	9.81	(3.03)	4.46
Distributions from net investment income(c)	(0.51)	(0.48)	(0.45)	(0.42)	(0.38)
Net asset value, end of year	$ 49.29	$ 42.75	$ 40.26	$ 30.90	$ 34.35
Total Return(d)
Based on net asset value	16.47%	7.35%	31.95%	(8.72)%	14.74%
Ratios to Average Net Assets(e)
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	1.05%	1.12%	1.33%	1.40%	1.12%
Supplemental Data
Net assets, end of year (000)	$ 596,407	$ 299,223	$ 253,614	$ 129,794	$ 228,414
Portfolio turnover rate(f)	4%	5%	3%	4%	3%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
31

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares ESG Select Screened S&P Mid-Cap ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 39.01	$ 41.08	$ 34.02	$ 36.51	$ 35.89
Net investment income(a)	0.58	0.56	0.53	0.52	0.46
Net realized and unrealized gain (loss)(b)	6.28	(2.10)	7.02	(2.50)	0.58
Net increase (decrease) from investment operations	6.86	(1.54)	7.55	(1.98)	1.04
Distributions from net investment income(c)	(0.56)	(0.53)	(0.49)	(0.51)	(0.42)
Net asset value, end of year	$ 45.31	$ 39.01	$ 41.08	$ 34.02	$ 36.51
Total Return(d)
Based on net asset value	17.62%	(3.81)%	22.43%	(5.35)%	2.88%
Ratios to Average Net Assets(e)
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	1.33%	1.36%	1.50%	1.55%	1.23%
Supplemental Data
Net assets, end of year (000)	$ 346,609	$ 255,540	$ 182,811	$ 102,046	$ 76,666
Portfolio turnover rate(f)	20%	21%	26%	20%	26%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
322026 iShares Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares ESG Select Screened S&P Small-Cap ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 37.58	$ 39.15	$ 33.92	$ 37.87	$ 38.81
Net investment income(a)	0.54	0.59	0.58	0.51	0.39
Net realized and unrealized gain (loss)(b)	5.91	(1.36)	4.90	(3.97)	(0.55)
Net increase (decrease) from investment operations	6.45	(0.77)	5.48	(3.46)	(0.16)
Distributions from net investment income(c)	(0.49)	(0.80)	(0.25)	(0.49)	(0.78)
Net asset value, end of year	$ 43.54	$ 37.58	$ 39.15	$ 33.92	$ 37.87
Total Return(d)
Based on net asset value	17.22%	(2.14)%	16.29%	(9.08)%	(0.47)%
Ratios to Average Net Assets(e)
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	1.31%	1.46%	1.65%	1.49%	1.00%
Supplemental Data
Net assets, end of year (000)	$ 121,904	$ 93,945	$ 72,432	$ 44,100	$ 24,616
Portfolio turnover rate(f)(g)	27%	27%	28%	23%	34%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
(g)	Excludes underlying investments in equity swaps.
See notes to financial statements.
Financial Highlights
33

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
ESG Select Screened S&P 500	Non-diversified
ESG Select Screened S&P Mid-Cap	Diversified
ESG Select Screened S&P Small-Cap	Diversified
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’  tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
342026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities
Notes to Financial Statements
35

Notes to Financial Statements  (continued)
but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
ESG Select Screened S&P 500
HSBC Bank PLC	$226,242	$(226,242)	$—	$—
J.P. Morgan Securities LLC	6,808	(6,429)	—	379
UBS AG	131,133	(123,818)	—	7,315
	$364,183	$(356,489)	$—	$7,694
ESG Select Screened S&P Mid-Cap
Barclays Bank PLC	$1,245,895	$(1,231,832)	$—	$14,063
BNP Paribas SA	18,804	(18,804)	—	—
BofA Securities, Inc.	1,014,128	(1,010,329)	—	3,799
Citigroup Global Markets, Inc.	413,750	(413,750)	—	—
Goldman Sachs International	1,971,170	(1,921,104)	—	50,066
HSBC Bank PLC	237,648	(237,648)	—	—
J.P. Morgan Securities LLC	1,908,658	(1,844,692)	—	63,966
Morgan Stanley	820,497	(820,497)	—	—
National Financial Services LLC	338,247	(336,344)	—	1,903
TD Securities (USA) LLC	33,782	(32,725)	—	1,057
UBS AG	2,133,179	(2,133,179)	—	—
UBS Securities LLC	573,870	(573,870)	—	—
	$10,709,628	$(10,574,774)	$—	$134,854
ESG Select Screened S&P Small-Cap
Barclays Bank PLC	$124,486	$(123,950)	$—	$536
BofA Securities, Inc.	730,903	(703,351)	—	27,552
Citigroup Global Markets, Inc.	837,247	(830,388)	—	6,859
Goldman Sachs International	178,075	(173,348)	—	4,727
HSBC Bank PLC	249,468	(249,468)	—	—
J.P. Morgan Securities LLC	251,729	(247,389)	—	4,340
TD Securities (USA) LLC	507,812	(504,020)	—	3,792
UBS AG	251,970	(251,970)	—	—
Wells Fargo Bank N.A.	334,573	(323,700)	—	10,873
	$3,466,263	$(3,407,584)	$—	$58,679

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

362026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which
Notes to Financial Statements
37

Notes to Financial Statements  (continued)
is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
ESG Select Screened S&P 500	0.08%
ESG Select Screened S&P Mid-Cap	0.12
ESG Select Screened S&P Small-Cap	0.12
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
382026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the year ended March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
ESG Select Screened S&P 500	$ 2,985
ESG Select Screened S&P Mid-Cap	12,047
ESG Select Screened S&P Small-Cap	4,671
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Select Screened S&P 500	$ 7,327,733	$ 5,040,454	$ (1,165,705)
ESG Select Screened S&P Mid-Cap	16,350,267	19,486,258	565,797
ESG Select Screened S&P Small-Cap	10,897,647	8,109,908	554,627
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
ESG Select Screened S&P 500	$ 17,464,714	$ 17,456,013
ESG Select Screened S&P Mid-Cap	62,153,247	60,357,528
ESG Select Screened S&P Small-Cap	30,549,487	28,175,208
For the year ended March 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Select Screened S&P 500	$ 354,575,202	$ 103,512,864
ESG Select Screened S&P Mid-Cap	84,477,809	38,452,938
ESG Select Screened S&P Small-Cap	23,336,888	11,731,514
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
ESG Select Screened S&P 500	$ 40,331,592	$ (40,331,592)
ESG Select Screened S&P Mid-Cap	19,992,097	(19,992,097)
ESG Select Screened S&P Small-Cap	4,411,555	(4,411,555)
Notes to Financial Statements
39

Notes to Financial Statements  (continued)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/26	Year Ended 03/31/25
ESG Select Screened S&P 500
Ordinary income	$ 4,995,858	$ 3,138,284
ESG Select Screened S&P Mid-Cap
Ordinary income	$ 4,062,985	$ 3,036,172
ESG Select Screened S&P Small-Cap
Ordinary income	$ 1,206,796	$ 1,683,657
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
ESG Select Screened S&P 500	$ 255,552	$ (8,016,372)	$ 26,607,216	$ 18,846,396
ESG Select Screened S&P Mid-Cap	199,351	(11,856,817)	35,131,837	23,474,371
ESG Select Screened S&P Small-Cap	123,411	(4,874,297)	11,313,315	6,562,429

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the accounting for swap agreements, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.

As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Select Screened S&P 500	$ 569,862,081	$ 67,188,676	$ (40,581,313)	$ 26,607,363
ESG Select Screened S&P Mid-Cap	321,732,863	61,998,354	(26,866,517)	35,131,837
ESG Select Screened S&P Small-Cap	113,860,876	22,174,337	(10,861,022)	11,313,315

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value
402026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/26		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
ESG Select Screened S&P 500
Shares sold	7,100,000	$355,233,423	2,100,000	$91,926,990
Shares redeemed	(2,000,000)	(103,746,426)	(1,400,000)	(60,032,422)
	5,100,000	$251,486,997	700,000	$31,894,568
ESG Select Screened S&P Mid-Cap
Shares sold	1,950,000	$85,644,543	2,200,000	$90,472,921
Shares redeemed	(850,000)	(37,977,622)	(100,000)	(4,343,445)
	1,100,000	$47,666,921	2,100,000	$86,129,476
Notes to Financial Statements
41

Notes to Financial Statements  (continued)
	Year Ended 03/31/26		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
ESG Select Screened S&P Small-Cap
Shares sold	600,000	$25,665,879	650,000	$26,859,538
Shares redeemed	(300,000)	(12,276,167)	—	—
	300,000	$13,389,712	650,000	$26,859,538
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
422026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares ESG Select Screened S&P 500 ETF iShares ESG Select Screened S&P Mid-Cap ETF iShares ESG Select Screened S&P Small-Cap ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
43

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Dividend Income
ESG Select Screened S&P 500	$ 5,150,590
ESG Select Screened S&P Mid-Cap	3,205,843
ESG Select Screened S&P Small-Cap	1,109,365
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Business Income
ESG Select Screened S&P 500	$ 280,579
ESG Select Screened S&P Mid-Cap	1,024,972
ESG Select Screened S&P Small-Cap	279,625
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
ESG Select Screened S&P 500	95.47%
ESG Select Screened S&P Mid-Cap	75.86
ESG Select Screened S&P Small-Cap	80.17
442026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
45

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
462026 iShares Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares S&P 100 ETF | OEF | NYSE Arca
●iShares S&P 500 Growth ETF | IVW | NYSE Arca
●iShares S&P 500 Value ETF | IVE | NYSE Arca
●iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

2

Schedule of Investments
March 31, 2026
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Boeing Co. (The)(a)	346,472	$ 68,958,322
General Dynamics Corp.	111,663	38,324,975
General Electric Co.	462,106	131,131,820
Lockheed Martin Corp.	89,078	53,837,852
RTX Corp.	590,622	113,930,984
		406,183,953
Air Freight & Logistics — 0.4%
FedEx Corp.	95,183	33,902,281
United Parcel Service, Inc., Class B	325,154	31,988,651
		65,890,932
Automobiles — 2.8%
General Motors Co.	397,744	29,631,928
Tesla, Inc.(a)	1,238,491	460,409,029
		490,040,957
Banks — 4.1%
Bank of America Corp.	2,923,432	142,517,310
Citigroup, Inc.	768,902	87,201,176
JPMorgan Chase & Co.	1,187,308	349,258,521
U.S. Bancorp	683,952	35,572,344
Wells Fargo & Co.	1,360,764	108,330,422
		722,879,773
Beverages — 1.3%
Coca-Cola Co. (The)	1,705,837	129,728,904
PepsiCo, Inc.	602,519	93,565,175
		223,294,079
Biotechnology — 1.8%
AbbVie, Inc.	778,525	169,321,403
Amgen, Inc.	236,932	83,364,524
Gilead Sciences, Inc.	545,914	76,084,034
		328,769,961
Broadline Retail — 5.0%
Amazon.com, Inc.(a)	4,301,805	895,936,927
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	302,823	35,923,893
BlackRock, Inc.(b)	63,482	61,051,274
Charles Schwab Corp. (The)	734,961	69,071,635
Goldman Sachs Group, Inc. (The)	131,972	111,646,992
Morgan Stanley	530,483	87,301,587
		364,995,381
Chemicals — 0.6%
Linde PLC	205,453	101,855,379
Communications Equipment — 0.8%
Cisco Systems, Inc.	1,740,802	135,068,827
Consumer Finance — 0.7%
American Express Co.	235,642	71,276,992
Capital One Financial Corp.	275,048	50,177,007
		121,453,999
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	195,481	194,783,133
Walmart, Inc.	1,930,370	239,906,383
		434,689,516
Diversified Telecommunication Services — 1.3%
AT&T Inc.	3,080,295	89,297,752
Security	Shares	Value
Diversified Telecommunication Services (continued)
Comcast Corp., Class A	1,578,924	$ 45,330,908
Verizon Communications, Inc.	1,859,065	93,325,063
		227,953,723
Electric Utilities — 1.0%
Duke Energy Corp.	342,177	44,804,656
NextEra Energy, Inc.	918,352	85,296,534
Southern Co. (The)	484,503	46,764,230
		176,865,420
Electrical Equipment — 0.8%
Emerson Electric Co.	247,289	32,399,805
GE Vernova, Inc.	118,597	103,523,321
		135,923,126
Entertainment — 1.4%
Netflix, Inc.(a)	1,859,716	178,811,693
Walt Disney Co. (The)	779,484	75,126,668
		253,938,361
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B(a)	807,510	386,958,792
Mastercard, Inc., Class A	358,689	179,222,546
Visa, Inc., Class A	740,291	223,745,552
		789,926,890
Food Products — 0.2%
Mondelez International, Inc., Class A	564,032	32,510,805
Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	908,000	65,312,440
Union Pacific Corp.	261,081	63,343,472
		128,655,912
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	766,811	78,728,485
Intuitive Surgical, Inc.(a)	156,252	72,030,610
Medtronic PLC	564,079	48,877,445
		199,636,540
Health Care Providers & Services — 0.8%
CVS Health Corp.	559,770	40,202,682
UnitedHealth Group, Inc.	398,568	107,848,515
		148,051,197
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.	14,215	59,849,699
McDonald’s Corp.	313,933	97,567,237
Starbucks Corp.	501,310	44,912,363
		202,329,299
Household Products — 1.0%
Colgate-Palmolive Co.	354,680	30,229,376
Procter & Gamble Co. (The)	1,023,800	147,877,672
		178,107,048
Industrial Conglomerates — 0.5%
3M Co.	231,760	33,658,505
Honeywell International, Inc.	280,152	63,322,756
		96,981,261
Interactive Media & Services — 10.6%
Alphabet, Inc., Class A	2,563,800	737,246,328
Alphabet, Inc., Class C, NVS	2,059,435	590,769,524
Meta Platforms, Inc., Class A	963,157	551,051,015
		1,879,066,867
Schedule of Investments
3

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 0.9%
Accenture PLC, Class A	270,743	$ 53,685,630
International Business Machines Corp.	412,019	99,869,285
		153,554,915
Life Sciences Tools & Services — 0.8%
Danaher Corp.	277,766	52,664,433
Thermo Fisher Scientific, Inc.	165,309	81,254,333
		133,918,766
Machinery — 1.2%
Caterpillar, Inc.	204,997	145,232,175
Deere & Co.	110,932	62,487,995
		207,720,170
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	825,673	170,831,744
ConocoPhillips	539,086	71,159,352
Exxon Mobil Corp.	1,840,276	312,221,226
		554,212,322
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	896,074	54,346,888
Eli Lilly & Co.	348,953	320,956,501
Johnson & Johnson	1,061,237	259,408,772
Merck & Co., Inc.	1,093,666	131,557,083
Pfizer, Inc.	2,501,731	70,248,607
		836,517,851
Retail REITs — 0.1%
Simon Property Group, Inc.	143,097	26,691,883
Semiconductors & Semiconductor Equipment — 18.5%
Advanced Micro Devices, Inc.(a)	718,275	146,118,683
Applied Materials, Inc.	349,747	119,540,027
Broadcom, Inc.	2,087,877	646,218,810
Intel Corp.(a)	2,065,953	91,170,506
Lam Research Corp.	550,258	117,568,124
Micron Technology, Inc.	495,656	167,452,423
NVIDIA Corp.	10,700,828	1,866,224,403
QUALCOMM, Inc.	469,483	60,460,021
Texas Instruments, Inc.	399,333	77,526,509
		3,292,279,506
Software — 9.5%
Adobe, Inc.(a)	180,608	43,902,193
Intuit, Inc.	122,823	53,106,209
Microsoft Corp.	3,269,976	1,210,447,016
Security	Shares	Value
Software (continued)
Oracle Corp.	747,328	$ 109,939,422
Palantir Technologies, Inc., Class A(a)	1,006,306	147,202,442
Salesforce, Inc.	412,278	76,959,934
ServiceNow, Inc.(a)	460,235	48,117,569
		1,689,674,785
Specialized REITs — 0.2%
American Tower Corp.	205,995	35,550,617
Specialty Retail — 1.1%
Home Depot, Inc. (The)	438,587	144,246,878
Lowe’s Cos., Inc.	246,814	58,317,212
		202,564,090
Technology Hardware, Storage & Peripherals — 9.2%
Apple Inc.	6,465,030	1,640,759,964
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	524,262	27,691,519
Tobacco — 0.9%
Altria Group, Inc.	738,614	48,741,138
Philip Morris International, Inc.	684,936	113,247,318
		161,988,456
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	208,490	43,789,155
Total Long-Term Investments — 99.8% (Cost: $16,216,698,686)		17,747,920,132
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)(c)	23,658,449	23,658,449
Total Short-Term Securities — 0.2% (Cost: $23,658,449)		23,658,449
Total Investments — 100.0% (Cost: $16,240,357,135)		17,771,578,581
Other Assets Less Liabilities — 0.0%		6,089,816
Net Assets — 100.0%		$ 17,777,668,397

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 100 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 18,533,961	$ —	$ (18,543,317)(b)	$ 9,356	$ —	$ —	—	$ 50,642 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,443,382	—	(784,933)(b)	—	—	23,658,449	23,658,449	1,123,901	—
BlackRock, Inc.	68,546,921	37,052,955	(41,142,800)	12,641,007	(16,046,809)	61,051,274	63,482	1,920,070	—
				$ 12,650,363	$ (16,046,809)	$ 84,709,723		$ 3,094,613	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	82	06/18/26	$ 26,940	$ (378,810)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 378,810	$ —	$ —	$ —	$ 378,810

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 6,844,189	$ —	$ —	$ —	$ 6,844,189
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (730,178)	$ —	$ —	$ —	$ (730,178)
Schedule of Investments
5

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 100 ETF
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 27,785,097

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 17,747,920,132	$ —	$ —	$ 17,747,920,132
Short-Term Securities
Money Market Funds	23,658,449	—	—	23,658,449
	$ 17,771,578,581	$ —	$ —	$ 17,771,578,581
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (378,810)	$ —	$ —	$ (378,810)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2026
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
Axon Enterprise, Inc.(a)(b)	109,549	$ 46,524,365
Boeing Co. (The)(a)	726,848	144,664,557
General Dynamics Corp.	282,925	97,105,518
General Electric Co.	1,147,176	325,534,134
Howmet Aerospace, Inc.	843,349	194,358,211
RTX Corp.	2,823,400	544,633,860
TransDigm Group, Inc.	118,789	137,671,699
		1,490,492,344
Automobiles — 2.2%
Tesla, Inc.(a)	3,667,768	1,363,492,754
Banks — 1.9%
JPMorgan Chase & Co.	3,856,445	1,134,411,861
Beverages — 0.6%
Coca-Cola Co. (The)	3,420,188	260,105,297
Monster Beverage Corp.(a)	1,500,217	108,705,724
		368,811,021
Biotechnology — 1.4%
AbbVie, Inc.	1,710,074	371,923,994
Amgen, Inc.	770,209	270,998,037
Gilead Sciences, Inc.	1,409,222	196,403,270
Incyte Corp.(a)	347,366	32,694,088
		872,019,389
Broadline Retail — 3.8%
Amazon.com, Inc.(a)	10,890,384	2,268,140,276
eBay, Inc.	703,556	64,037,667
		2,332,177,943
Building Products — 0.4%
Allegion PLC	97,689	14,193,235
Johnson Controls International PLC	849,705	111,268,869
Trane Technologies PLC	246,743	102,827,678
		228,289,782
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)	912,016	108,192,458
Cboe Global Markets, Inc.	112,261	31,553,199
CME Group, Inc., Class A	424,757	125,451,980
Goldman Sachs Group, Inc. (The)	410,071	346,915,965
Interactive Brokers Group, Inc., Class A	936,788	62,830,371
KKR & Co., Inc., Class A	779,671	72,119,568
Moody’s Corp.	154,908	67,578,615
Morgan Stanley	1,543,659	254,039,962
MSCI, Inc., Class A	80,368	43,319,156
Robinhood Markets, Inc., Class A(a)	1,663,661	115,291,707
S&P Global, Inc.	283,207	120,459,265
		1,347,752,246
Commercial Services & Supplies — 0.1%
Rollins, Inc.	621,006	33,167,930
Communications Equipment — 1.4%
Arista Networks, Inc.(a)	2,172,029	266,681,721
Ciena Corp.(a)	296,282	115,025,561
Cisco Systems, Inc.	4,404,746	341,764,242
Lumentum Holdings, Inc.(a)(b)	150,198	105,553,146
		829,024,670
Construction & Engineering — 0.6%
Comfort Systems U.S.A., Inc.	74,024	102,078,356
Security	Shares	Value
Construction & Engineering (continued)
EMCOR Group, Inc.	94,159	$ 69,518,531
Quanta Services, Inc.(b)	313,655	172,202,868
		343,799,755
Consumer Finance — 0.4%
American Express Co.	766,025	231,707,242
Electric Utilities — 0.3%
Constellation Energy Corp.	439,169	122,637,943
NRG Energy, Inc.	330,567	48,309,062
		170,947,005
Electrical Equipment — 1.2%
GE Vernova, Inc.	566,930	494,873,197
Rockwell Automation, Inc.	128,735	46,200,417
Vertiv Holdings Co., Class A	804,745	201,653,002
		742,726,616
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	2,585,559	326,685,380
Coherent Corp.(a)	394,387	93,946,927
Corning, Inc.	1,133,127	154,071,278
Jabil, Inc.	135,447	35,978,786
TE Connectivity PLC	425,884	89,018,274
		699,700,645
Entertainment — 1.6%
Electronic Arts, Inc.	222,659	45,393,490
Live Nation Entertainment, Inc.(a)(b)	178,191	27,175,910
Netflix, Inc.(a)	8,880,992	853,907,381
Take-Two Interactive Software, Inc.(a)	188,372	37,203,470
TKO Group Holdings, Inc., Class A	139,445	28,119,084
		991,799,335
Financial Services — 5.0%
Apollo Global Management, Inc.	517,651	57,676,674
Berkshire Hathaway, Inc., Class B(a)	3,857,120	1,848,331,904
Mastercard, Inc., Class A	1,147,731	573,475,272
Visa, Inc., Class A	1,944,833	587,806,326
		3,067,290,176
Ground Transportation — 0.5%
Uber Technologies, Inc.(a)	4,329,093	311,391,659
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(a)	2,090,010	131,148,128
Dexcom, Inc.(a)	412,865	25,927,922
Edwards Lifesciences Corp.(a)	561,485	44,963,719
IDEXX Laboratories, Inc.(a)	167,956	94,372,797
Insulet Corp.(a)	147,967	31,049,395
Intuitive Surgical, Inc.(a)	746,992	344,355,842
ResMed, Inc.	168,529	37,831,390
STERIS PLC	103,142	22,807,790
Stryker Corp.	304,276	99,982,051
		832,439,034
Health Care Providers & Services — 0.3%
HCA Healthcare, Inc.	329,255	155,816,636
Health Care REITs — 0.5%
Ventas, Inc.	520,098	42,533,614
Welltower, Inc.	1,467,674	290,173,827
		332,707,441
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(a)	418,747	52,879,371
Booking Holdings, Inc.	67,805	285,480,748
Carnival Corp.	2,419,248	62,610,138
DoorDash, Inc., Class A(a)	786,319	118,065,798
Schedule of Investments
7

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.	246,118	$ 56,826,185
Hilton Worldwide Holdings, Inc.	482,295	146,656,264
Las Vegas Sands Corp.	635,959	34,265,471
Marriott International, Inc., Class A	462,620	151,309,123
McDonald’s Corp.	659,104	204,842,932
Norwegian Cruise Line Holdings Ltd.(a)(b)	536,257	10,028,006
Royal Caribbean Cruises Ltd.	529,203	145,626,082
Wynn Resorts Ltd.	179,759	18,254,526
Yum! Brands, Inc.	286,166	44,493,090
		1,331,337,734
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	669,932	100,710,878
Insurance — 0.3%
Cincinnati Financial Corp.	193,622	30,466,422
Progressive Corp. (The)	690,377	136,860,337
W R Berkley Corp.(b)	360,069	23,865,373
		191,192,132
Interactive Media & Services — 14.7%
Alphabet, Inc., Class A	12,246,135	3,521,498,580
Alphabet, Inc., Class C, NVS	9,837,052	2,821,856,737
Meta Platforms, Inc., Class A	4,600,562	2,632,119,537
		8,975,474,854
IT Services — 0.5%
International Business Machines Corp.	1,022,394	247,818,082
VeriSign, Inc.	173,597	43,114,551
		290,932,633
Life Sciences Tools & Services — 0.0%
Mettler-Toledo International, Inc.(a)	20,092	25,340,030
Machinery — 1.5%
Caterpillar, Inc.	978,693	693,364,843
Cummins, Inc.	194,716	104,761,102
Parker-Hannifin Corp.	148,671	133,096,226
		931,222,171
Media — 0.1%
EchoStar Corp., Class A(a)(b)	283,180	33,151,883
Fox Corp., Class A, NVS	278,613	16,270,999
Fox Corp., Class B	196,527	10,435,584
		59,858,466
Metals & Mining — 0.4%
Newmont Corp.	2,295,388	248,475,751
Pharmaceuticals — 3.7%
Eli Lilly & Co.	1,666,791	1,533,064,358
Johnson & Johnson	2,990,738	731,055,997
		2,264,120,355
Professional Services — 0.1%
Verisk Analytics, Inc.	155,902	29,582,405
Retail REITs — 0.1%
Simon Property Group, Inc.	280,468	52,315,696
Semiconductors & Semiconductor Equipment — 25.0%
Advanced Micro Devices, Inc.(a)	3,429,447	697,652,403
Applied Materials, Inc.	1,669,529	570,628,317
Broadcom, Inc.	9,972,914	3,086,716,611
First Solar, Inc.(a)	226,252	44,630,470
KLA Corp.	275,706	405,952,271
Lam Research Corp.	2,626,690	561,218,585
Micron Technology, Inc.	2,367,420	799,809,173
Monolithic Power Systems, Inc.	102,451	112,014,801
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	51,113,217	$ 8,914,145,045
Teradyne, Inc.	191,057	56,640,758
		15,249,408,434
Software — 13.1%
AppLovin Corp., Class A(a)	570,028	226,871,144
Autodesk, Inc.(a)	259,796	62,195,162
Cadence Design Systems, Inc.(a)(b)	360,713	100,231,321
Crowdstrike Holdings, Inc., Class A(a)(b)	531,204	207,387,354
Datadog, Inc., Class A(a)	688,157	81,236,934
Fair Isaac Corp.(a)	24,596	26,257,214
Fortinet, Inc.(a)	837,630	68,451,124
Intuit, Inc.	327,787	141,728,543
Microsoft Corp.	15,619,243	5,781,775,181
Oracle Corp.	1,852,563	272,530,543
Palantir Technologies, Inc., Class A(a)	4,804,920	702,863,697
Palo Alto Networks, Inc.(a)	951,849	152,600,432
ServiceNow, Inc.(a)	1,340,403	140,139,134
Workday, Inc., Class A(a)(b)	197,937	25,715,975
		7,989,983,758
Specialty Retail — 1.0%
AutoZone, Inc.(a)	22,653	76,516,850
Carvana Co., Class A(a)	151,712	47,695,219
O’Reilly Automotive, Inc.(a)	1,770,894	163,471,225
Ross Stores, Inc.	326,567	70,744,209
TJX Cos., Inc. (The)	1,284,682	205,163,715
Ulta Beauty, Inc.(a)	93,308	48,773,025
		612,364,243
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	15,440,325	3,918,600,082
Sandisk Corp.(a)(b)	310,465	197,250,833
Seagate Technology Holdings PLC	293,571	115,009,375
		4,230,860,290
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., Class A	81,303	27,967,419
Tapestry, Inc.	425,872	60,094,798
		88,062,217
Tobacco — 0.5%
Philip Morris International, Inc.	1,833,642	303,174,368
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	74,205	54,062,795
Total Long-Term Investments — 99.9% (Cost: $42,023,953,465)		60,908,444,694
82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	58,646,907	$ 58,658,637
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	60,916,203	60,916,203
Total Short-Term Securities — 0.2% (Cost: $119,566,662)		119,574,840
Total Investments — 100.1% (Cost: $42,143,520,127)		61,028,019,534
Liabilities in Excess of Other Assets — (0.1)%		(50,099,906)
Net Assets — 100.0%		$ 60,977,919,628

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 219,824,633	$ —	$ (161,070,281)(a)	$ (61,789)	$ (33,926)	$ 58,658,637	58,646,907	$ 369,054 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	70,598,005	—	(9,681,802)(a)	—	—	60,916,203	60,916,203	2,152,956	—
				$ (61,789)	$ (33,926)	$ 119,574,840		$ 2,522,010	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	274	06/18/26	$ 59,263	$ (2,454,834)
Schedule of Investments
9

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 500 Growth ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 2,454,834	$ —	$ —	$ —	$ 2,454,834

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 15,568,138	$ —	$ —	$ —	$ 15,568,138
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,184,089)	$ —	$ —	$ —	$ (1,184,089)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 39,991,251

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 60,908,444,694	$ —	$ —	$ 60,908,444,694
Short-Term Securities
Money Market Funds	119,574,840	—	—	119,574,840
	$ 61,028,019,534	$ —	$ —	$ 61,028,019,534
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (2,454,834)	$ —	$ —	$ (2,454,834)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
102026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2026
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)	46,308	$ 19,666,545
Boeing Co. (The)(a)	758,666	150,997,294
General Dynamics Corp.	205,761	70,621,290
General Electric Co.	869,821	246,829,105
Huntington Ingalls Industries, Inc.	67,175	25,519,782
L3Harris Technologies, Inc.	321,349	110,913,607
Lockheed Martin Corp.	349,831	211,434,358
Northrop Grumman Corp.	230,478	157,241,311
Textron, Inc.	301,678	26,414,926
		1,019,638,218
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	204,627	33,982,406
Expeditors International of Washington, Inc.	231,105	33,101,169
FedEx Corp.	372,929	132,829,851
United Parcel Service, Inc., Class B	1,274,793	125,414,136
		325,327,562
Automobile Components — 0.1%
Aptiv PLC(a)	373,059	25,905,217
Automobiles — 1.9%
Ford Motor Co.	6,759,812	78,008,230
General Motors Co.	1,559,389	116,174,481
Tesla, Inc.(a)	1,843,605	685,360,159
		879,542,870
Banks — 5.2%
Bank of America Corp.	11,446,499	558,016,826
Citigroup, Inc.	3,014,522	341,876,940
Citizens Financial Group, Inc.	739,228	44,331,503
Fifth Third Bancorp	1,552,626	72,135,004
Huntington Bancshares, Inc.	3,497,302	54,732,776
JPMorgan Chase & Co.	1,488,344	437,811,271
KeyCorp	1,616,441	32,409,642
M&T Bank Corp.	261,932	54,146,583
PNC Financial Services Group, Inc. (The)	696,747	144,986,083
Regions Financial Corp.	1,509,862	39,437,596
Truist Financial Corp.	2,177,821	100,114,431
U.S. Bancorp	2,681,473	139,463,411
Wells Fargo & Co.	5,334,883	424,710,036
		2,444,172,102
Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	301,535	7,972,585
Coca-Cola Co. (The)	3,873,491	294,578,991
Constellation Brands, Inc., Class A	241,528	36,229,200
Keurig Dr. Pepper, Inc.	2,344,470	61,729,895
Molson Coors Beverage Co., Class B	289,852	12,481,027
PepsiCo, Inc.	2,357,535	366,101,610
		779,093,308
Biotechnology — 2.2%
AbbVie, Inc.	1,646,365	358,067,924
Amgen, Inc.	297,250	104,587,412
Biogen, Inc.(a)	253,167	46,413,106
Gilead Sciences, Inc.	984,507	137,210,741
Moderna, Inc.(a)(b)	600,041	30,482,083
Regeneron Pharmaceuticals, Inc.	173,890	134,354,370
Vertex Pharmaceuticals, Inc.(a)	438,162	195,656,859
		1,006,772,495
Security	Shares	Value
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	7,920,257	$ 1,649,551,925
eBay, Inc.	201,177	18,311,131
		1,667,863,056
Building Products — 0.6%
A. O. Smith Corp.	194,113	12,799,811
Allegion PLC	67,793	9,849,645
Builders FirstSource, Inc.(a)(b)	189,326	15,587,210
Carrier Global Corp.	1,360,071	76,585,598
Johnson Controls International PLC	357,831	46,857,969
Lennox International, Inc.	54,659	25,368,882
Masco Corp.	355,297	21,449,280
Trane Technologies PLC	179,038	74,612,296
		283,110,691
Capital Markets — 4.3%
Ameriprise Financial, Inc.	157,497	69,991,667
Ares Management Corp., Class A	354,229	38,646,384
Bank of New York Mellon Corp. (The)	439,278	52,111,549
BlackRock, Inc.(c)	248,908	239,377,313
Blackstone, Inc., Class A	1,291,522	148,512,115
Cboe Global Markets, Inc.	88,651	24,917,137
Charles Schwab Corp. (The)	2,881,383	270,792,374
CME Group, Inc., Class A	273,701	80,837,590
Coinbase Global, Inc., Class A(a)	384,757	67,182,420
FactSet Research Systems, Inc.	64,087	13,906,238
Franklin Resources, Inc.	526,304	12,431,300
Goldman Sachs Group, Inc. (The)	181,087	153,197,791
Intercontinental Exchange, Inc.	979,546	154,062,995
Invesco Ltd.	760,148	18,463,995
KKR & Co., Inc., Class A	545,056	50,417,680
Moody’s Corp.	137,630	60,041,088
Morgan Stanley	809,283	133,183,703
MSCI, Inc., Class A	60,838	32,792,290
Nasdaq, Inc.	774,946	65,785,166
Northern Trust Corp.	321,442	44,863,660
Raymond James Financial, Inc.	303,344	43,921,178
S&P Global, Inc.	295,604	125,732,205
State Street Corp.	479,846	60,729,310
T Rowe Price Group, Inc.	377,065	33,988,639
		1,995,885,787
Chemicals — 2.4%
Air Products & Chemicals, Inc.	384,092	111,574,885
Albemarle Corp.	203,292	36,497,013
CF Industries Holdings, Inc.	267,656	34,752,455
Corteva, Inc.	1,160,880	97,177,265
Dow, Inc.	1,237,781	51,553,579
DuPont de Nemours, Inc.	705,881	32,329,350
Ecolab, Inc.	439,736	116,978,571
International Flavors & Fragrances, Inc.	442,029	32,069,204
Linde PLC	805,509	399,339,142
LyondellBasell Industries NV, Class A	440,876	35,516,970
Mosaic Co. (The)	543,476	13,858,638
PPG Industries, Inc.	386,553	41,314,784
Sherwin-Williams Co. (The)	397,695	127,481,132
		1,130,442,988
Commercial Services & Supplies — 0.9%
Cintas Corp.	586,833	99,256,934
Copart, Inc.(a)	1,530,781	50,821,929
Republic Services, Inc.	347,108	76,023,594
Schedule of Investments
11

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	427,544	$ 37,803,440
Waste Management, Inc.	640,112	147,091,337
		410,997,234
Communications Equipment — 0.9%
Cisco Systems, Inc.	3,203,439	248,554,832
F5, Inc.(a)(b)	98,745	28,569,891
Motorola Solutions, Inc.	286,134	124,173,572
		401,298,295
Construction Materials — 0.5%
CRH PLC	1,156,250	121,545,000
Martin Marietta Materials, Inc.	104,032	61,241,558
Vulcan Materials Co.	227,932	62,065,883
		244,852,441
Consumer Finance — 0.7%
American Express Co.	295,382	89,347,147
Capital One Financial Corp.	1,078,328	196,719,377
Synchrony Financial	599,620	40,786,153
		326,852,677
Consumer Staples Distribution & Retail — 4.3%
Costco Wholesale Corp.	765,695	762,961,469
Dollar General Corp.	378,620	44,953,552
Dollar Tree, Inc.(a)	319,019	34,935,771
Kroger Co. (The)	1,004,359	72,675,417
Sysco Corp.	826,179	58,931,348
Target Corp.	780,639	94,613,447
Walmart, Inc.	7,561,906	939,793,678
		2,008,864,682
Containers & Packaging — 0.4%
Amcor PLC	796,191	31,648,592
Avery Dennison Corp.	132,174	22,823,806
Ball Corp.	462,613	27,345,055
International Paper Co.	910,522	32,505,636
Packaging Corp. of America	154,250	32,734,935
Smurfit Westrock PLC	900,499	35,884,885
		182,942,909
Distributors — 0.1%
Genuine Parts Co.	240,174	25,398,401
Pool Corp.	56,097	11,350,106
		36,748,507
Diversified Telecommunication Services — 1.9%
AT&T Inc.	12,076,331	350,092,836
Comcast Corp., Class A	6,190,166	177,719,666
Verizon Communications, Inc.	7,274,528	365,181,305
		892,993,807
Electric Utilities — 3.2%
Alliant Energy Corp.	443,855	31,851,035
American Electric Power Co., Inc.	933,012	122,299,213
Constellation Energy Corp.	177,047	49,440,375
Duke Energy Corp.	1,341,503	175,656,403
Edison International	663,776	48,575,128
Entergy Corp.	780,306	87,675,182
Evergy, Inc.	397,591	32,570,655
Eversource Energy	646,061	44,759,106
Exelon Corp.	1,764,539	86,497,702
FirstEnergy Corp.	896,852	45,434,522
NextEra Energy, Inc.	3,592,602	333,680,874
NRG Energy, Inc.	95,050	13,890,607
PG&E Corp.	3,792,550	66,635,103
Pinnacle West Capital Corp.	204,974	20,651,130
Security	Shares	Value
Electric Utilities (continued)
PPL Corp.	1,273,657	$ 48,653,697
Southern Co. (The)	1,899,459	183,335,783
Xcel Energy, Inc.	1,020,435	81,063,356
		1,472,669,871
Electrical Equipment — 1.2%
AMETEK, Inc.	397,113	85,125,143
Eaton Corp. PLC	670,008	239,641,761
Emerson Electric Co.	969,477	127,020,877
Generac Holdings, Inc.(a)	100,276	19,586,911
Hubbell, Inc.	91,707	45,004,293
Rockwell Automation, Inc.	87,099	31,258,089
		547,637,074
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	224,648	27,186,901
Corning, Inc.	417,508	56,768,563
Jabil, Inc.	71,357	18,954,560
Keysight Technologies, Inc.(a)	295,241	83,367,201
TE Connectivity PLC	157,171	32,851,882
Teledyne Technologies, Inc.(a)	80,993	49,001,575
Zebra Technologies Corp., Class A(a)	86,706	18,128,491
		286,259,173
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	1,704,757	104,075,415
Halliburton Co.	1,442,380	56,238,396
SLB Ltd.	2,579,517	132,561,379
		292,875,190
Entertainment — 1.1%
Electronic Arts, Inc.	205,921	41,981,114
Live Nation Entertainment, Inc.(a)	127,048	19,376,091
Take-Two Interactive Software, Inc.(a)	143,690	28,378,775
Walt Disney Co. (The)	3,055,958	294,533,232
Warner Bros Discovery, Inc., Class A(a)	4,275,357	117,401,303
		501,670,515
Financial Services — 2.1%
Apollo Global Management, Inc.	375,344	41,820,828
Block, Inc., Class A(a)	945,801	56,918,304
Corpay, Inc.(a)	120,602	35,093,976
Fidelity National Information Services, Inc.	890,333	41,765,521
Fiserv, Inc.(a)	928,391	51,804,218
Global Payments, Inc.	408,326	27,480,340
Jack Henry & Associates, Inc.	123,931	19,586,055
Mastercard, Inc., Class A	463,609	231,646,873
PayPal Holdings, Inc.	1,588,191	71,833,879
Visa, Inc., Class A	1,304,675	394,324,972
		972,274,966
Food Products — 0.9%
Archer-Daniels-Midland Co.	829,006	60,260,446
Bunge Global SA	233,808	29,740,378
Campbell’s Co. (The)	336,440	7,492,519
Conagra Brands, Inc.	818,989	12,874,507
General Mills, Inc.	918,425	34,183,778
Hershey Co. (The)	254,963	53,004,258
Hormel Foods Corp.	499,110	11,304,841
J M Smucker Co. (The)	182,367	17,587,473
Kraft Heinz Co. (The)	1,469,142	33,041,004
McCormick & Co., Inc., NVS	437,161	22,050,401
Mondelez International, Inc., Class A	2,216,784	127,775,430
Tyson Foods, Inc., Class A	484,814	31,062,033
		440,377,068
122026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	285,390	$ 52,717,241
Ground Transportation — 1.2%
CSX Corp.	3,207,825	131,681,216
JB Hunt Transport Services, Inc.	128,780	27,288,482
Norfolk Southern Corp.	387,397	111,182,939
Old Dominion Freight Line, Inc.	316,577	61,859,146
Union Pacific Corp.	1,023,628	248,352,625
		580,364,408
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	2,999,637	307,972,731
Align Technology, Inc.(a)	114,239	19,583,992
Baxter International, Inc.(b)	880,203	14,787,410
Becton Dickinson & Co.	492,284	77,401,813
Boston Scientific Corp.(a)	844,233	52,975,621
Cooper Cos., Inc. (The)(a)	343,330	24,548,095
Dexcom, Inc.(a)	330,449	20,752,197
Edwards Lifesciences Corp.(a)	539,413	43,196,193
GE HealthCare Technologies, Inc.	786,191	55,961,075
Hologic, Inc.(a)	381,019	28,801,226
Medtronic PLC	2,211,536	191,629,595
ResMed, Inc.	113,394	25,454,685
Solventum Corp.(a)	252,448	16,484,854
STERIS PLC	84,027	18,580,891
Stryker Corp.	344,602	113,232,771
Zimmer Biomet Holdings, Inc.	342,144	30,936,661
		1,042,299,810
Health Care Providers & Services — 2.9%
Cardinal Health, Inc.	405,931	85,777,279
Cencora, Inc.	335,575	105,417,530
Centene Corp.(a)	805,709	26,378,913
Cigna Group (The)	454,488	121,234,674
CVS Health Corp.	2,194,625	157,617,967
DaVita, Inc.(a)	60,411	9,284,567
Elevance Health, Inc.	381,795	111,770,486
Henry Schein, Inc.(a)(b)	171,315	12,625,916
Humana, Inc.	206,862	35,867,802
Labcorp Holdings, Inc.	142,948	38,139,956
McKesson Corp.	211,296	182,847,107
Quest Diagnostics, Inc.	190,650	37,363,587
UnitedHealth Group, Inc.	1,562,616	422,828,263
Universal Health Services, Inc., Class B	94,612	16,932,710
		1,364,086,757
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	266,351	12,364,013
Healthpeak Properties, Inc.	1,189,849	19,549,219
Ventas, Inc.	393,282	32,162,602
		64,075,834
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	1,093,450	20,950,502
Hotels, Restaurants & Leisure — 1.3%
Airbnb, Inc., Class A(a)	387,726	48,962,039
Chipotle Mexican Grill, Inc.(a)	2,246,742	71,918,212
Darden Restaurants, Inc.	200,481	39,302,295
Domino’s Pizza, Inc.	53,226	19,096,957
McDonald’s Corp.	687,960	213,811,088
MGM Resorts International(a)(b)	330,988	12,249,866
Norwegian Cruise Line Holdings Ltd.(a)(b)	342,946	6,413,090
Starbucks Corp.	1,965,348	176,075,527
Yum! Brands, Inc.	244,072	37,948,315
		625,777,389
Security	Shares	Value
Household Durables — 0.5%
DR Horton, Inc.	464,769	$ 63,775,602
Garmin Ltd.	282,019	65,431,228
Lennar Corp., Class A	371,699	32,278,341
NVR, Inc.(a)	4,866	32,066,113
PulteGroup, Inc.	331,454	38,982,305
		232,533,589
Household Products — 1.7%
Church & Dwight Co., Inc.	411,446	38,396,141
Clorox Co. (The)	210,716	21,836,499
Colgate-Palmolive Co.	1,390,501	118,512,400
Kimberly-Clark Corp.	570,663	55,051,860
Procter & Gamble Co. (The)	4,009,014	579,061,982
		812,858,882
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	1,225,337	17,264,998
Industrial Conglomerates — 0.8%
3M Co.	908,583	131,953,509
Honeywell International, Inc.	1,095,211	247,550,542
		379,504,051
Industrial REITs — 0.5%
Prologis, Inc.	1,603,534	211,955,124
Insurance — 3.2%
Aflac, Inc.	805,289	88,348,256
Allstate Corp. (The)	449,559	93,211,563
American International Group, Inc.	927,473	69,792,343
Aon PLC, Class A	369,248	119,185,869
Arch Capital Group Ltd.(a)	620,771	59,587,808
Arthur J. Gallagher & Co.	443,296	96,009,048
Assurant, Inc.	85,600	18,644,536
Brown & Brown, Inc.	505,743	32,979,501
Chubb Ltd.	628,780	204,938,265
Cincinnati Financial Corp.	109,507	17,230,926
Erie Indemnity Co., Class A, NVS	43,483	10,927,713
Everest Group Ltd.	70,209	22,947,812
Globe Life, Inc.	136,195	18,954,258
Hartford Insurance Group, Inc. (The)	481,116	65,061,317
Loews Corp.	292,471	31,218,355
Marsh & McLennan Cos., Inc.	835,137	144,854,513
MetLife, Inc.	950,840	67,243,405
Principal Financial Group, Inc.	342,262	30,841,229
Progressive Corp. (The)	444,862	88,189,443
Prudential Financial, Inc.	602,044	58,813,678
Travelers Cos., Inc. (The)	373,020	108,802,474
W R Berkley Corp.	221,040	14,650,531
Willis Towers Watson PLC	164,706	47,880,034
		1,510,312,877
IT Services — 1.1%
Accenture PLC, Class A	1,061,434	210,471,748
Akamai Technologies, Inc.(a)	246,487	28,309,032
Cognizant Technology Solutions Corp., Class A	828,298	50,816,082
EPAM Systems, Inc.(a)(b)	94,628	12,812,631
Gartner, Inc.(a)(b)	124,403	19,697,971
GoDaddy, Inc., Class A(a)	233,293	19,286,332
International Business Machines Corp.	773,983	187,605,740
		528,999,536
Leisure Products — 0.1%
Hasbro, Inc.	228,058	21,346,229
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	487,032	55,511,907
Schedule of Investments
13

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Techne Corp.	266,824	$ 13,944,222
Charles River Laboratories International, Inc.(a)	84,274	14,537,265
Danaher Corp.	1,085,298	205,772,501
IQVIA Holdings, Inc.(a)	292,569	49,894,717
Mettler-Toledo International, Inc.(a)	18,513	23,348,596
Revvity, Inc.(b)	194,120	17,006,853
Thermo Fisher Scientific, Inc.	648,114	318,567,475
Waters Corp.(a)	168,681	50,233,202
West Pharmaceutical Services, Inc.	124,089	31,101,667
		779,918,405
Machinery — 2.2%
Cummins, Inc.	78,652	42,316,349
Deere & Co.	434,882	244,969,031
Dover Corp.	232,652	48,496,309
Fortive Corp.	543,681	30,054,686
IDEX Corp.	128,190	24,298,415
Illinois Tool Works, Inc.	453,525	118,048,022
Ingersoll Rand, Inc.	618,723	49,572,087
Nordson Corp.	91,283	24,286,755
Otis Worldwide Corp.	670,055	51,647,839
PACCAR, Inc.	906,341	104,682,385
Parker-Hannifin Corp.	95,801	85,764,887
Pentair PLC	282,584	24,615,892
Snap-on, Inc.	89,106	32,365,081
Stanley Black & Decker, Inc.	267,915	19,038,040
Westinghouse Air Brake Technologies Corp.	293,809	73,425,807
Xylem, Inc.	418,617	50,024,732
		1,023,606,317
Media — 0.3%
Charter Communications, Inc., Class A(a)(b)	148,543	32,067,463
Fox Corp., Class A, NVS	121,343	7,086,431
Fox Corp., Class B	86,359	4,585,663
News Corp., Class A, NVS	641,208	15,985,315
News Corp., Class B(b)	211,341	6,025,332
Omnicom Group, Inc.	542,707	40,871,264
Paramount Skydance Corp., Class B, NVS(b)	532,079	4,799,353
Trade Desk, Inc. (The), Class A(a)	760,063	17,245,830
		128,666,651
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	2,479,242	145,729,845
Nucor Corp.	394,793	66,759,496
Steel Dynamics, Inc.	236,389	42,550,020
		255,039,361
Multi-Utilities — 1.4%
Ameren Corp.	476,803	52,410,186
CenterPoint Energy, Inc.	1,126,229	48,608,044
CMS Energy Corp.	528,591	41,008,090
Consolidated Edison, Inc.	622,632	70,469,490
Dominion Energy, Inc.	1,473,041	91,063,394
DTE Energy Co.	357,475	52,269,994
NiSource, Inc.	825,492	38,517,457
Public Service Enterprise Group, Inc.	861,065	69,703,212
Sempra	1,125,908	109,404,480
WEC Energy Group, Inc.	561,438	64,997,677
		638,452,024
Office REITs — 0.0%
BXP, Inc.	252,353	13,097,121
Oil, Gas & Consumable Fuels — 7.7%
APA Corp.	607,222	25,770,502
Chevron Corp.	3,233,633	669,038,668
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	2,113,474	$ 278,978,568
Coterra Energy, Inc.	1,305,435	45,872,986
Devon Energy Corp.	1,075,460	54,117,147
Diamondback Energy, Inc.	334,808	66,221,674
EOG Resources, Inc.	936,008	135,318,677
EQT Corp.	1,077,005	68,540,598
Expand Energy Corp.	410,855	45,103,662
Exxon Mobil Corp.	7,208,975	1,223,074,699
Kinder Morgan, Inc.	3,377,280	113,240,198
Marathon Petroleum Corp.	508,889	124,260,516
Occidental Petroleum Corp.	1,237,621	80,445,365
ONEOK, Inc.	1,085,455	98,114,277
Phillips 66	695,058	126,625,666
Targa Resources Corp.	370,297	92,844,567
Texas Pacific Land Corp.(b)	99,916	47,416,137
Valero Energy Corp.	526,157	130,002,872
Williams Cos., Inc. (The)	2,106,662	153,322,860
		3,578,309,639
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	1,120,551	74,494,230
Southwest Airlines Co.	847,547	31,842,341
United Airlines Holdings, Inc.(a)	555,599	51,154,000
		157,490,571
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	426,466	30,607,465
Kenvue, Inc.	3,294,517	56,797,473
		87,404,938
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	3,513,016	213,064,420
Johnson & Johnson	1,704,449	416,635,514
Merck & Co., Inc.	4,281,609	515,034,747
Pfizer, Inc.	9,808,119	275,411,981
Viatris, Inc.	1,988,010	26,858,015
Zoetis, Inc., Class A	728,191	86,079,458
		1,533,084,135
Professional Services — 0.7%
Automatic Data Processing, Inc.	694,830	141,175,559
Broadridge Financial Solutions, Inc.	200,892	32,640,932
Equifax, Inc.	207,696	37,399,819
Jacobs Solutions, Inc.	202,602	25,787,183
Leidos Holdings, Inc.	220,228	34,249,858
Paychex, Inc.	556,780	51,290,574
Verisk Analytics, Inc.	113,192	21,478,182
		344,022,107
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	503,880	68,255,585
CoStar Group, Inc.(a)	729,436	29,425,448
		97,681,033
Residential REITs — 0.4%
AvalonBay Communities, Inc.	243,528	39,780,299
Camden Property Trust	182,195	17,793,164
Equity Residential	596,817	35,301,725
Essex Property Trust, Inc.	110,241	26,678,322
Invitation Homes, Inc.	964,280	23,962,358
Mid-America Apartment Communities, Inc.	202,196	24,692,175
UDR, Inc.	514,897	17,393,221
		185,601,264
Retail REITs — 0.5%
Federal Realty Investment Trust	134,460	14,280,997
142026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 500 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Kimco Realty Corp.	1,169,756	$ 26,284,417
Realty Income Corp.	1,586,882	97,085,441
Regency Centers Corp.	281,832	21,323,409
Simon Property Group, Inc.	330,901	61,722,963
		220,697,227
Semiconductors & Semiconductor Equipment — 3.1%
Analog Devices, Inc.	842,908	268,162,751
Intel Corp.(a)	8,099,618	357,436,142
Microchip Technology, Inc.	933,483	60,312,337
NXP Semiconductors NV	432,597	85,161,045
ON Semiconductor Corp.(a)	679,705	42,087,334
Qnity Electronics, Inc.	361,554	41,716,101
QUALCOMM, Inc.	1,839,935	236,946,829
Skyworks Solutions, Inc.	259,402	13,890,977
Teradyne, Inc.	113,628	33,686,157
Texas Instruments, Inc.	1,565,569	303,939,566
		1,443,339,239
Software — 3.0%
Adobe, Inc.(a)	708,133	172,132,970
Autodesk, Inc.(a)	153,978	36,862,333
Cadence Design Systems, Inc.(a)	173,243	48,139,032
Fair Isaac Corp.(a)	20,816	22,221,913
Fortinet, Inc.(a)	403,534	32,976,798
Gen Digital, Inc.	960,874	18,093,257
Intuit, Inc.	210,657	91,083,874
Oracle Corp.	1,404,090	206,555,680
Palo Alto Networks, Inc.(a)(b)	613,346	98,331,631
PTC, Inc.(a)	206,455	29,417,773
Roper Technologies, Inc.	184,916	65,434,376
Salesforce, Inc.	1,616,370	301,727,788
ServiceNow, Inc.(a)	703,717	73,573,612
Synopsys, Inc.(a)	330,033	130,851,484
Trimble, Inc.(a)	410,383	26,769,283
Tyler Technologies, Inc.(a)	74,189	25,400,830
Workday, Inc., Class A(a)	205,763	26,732,729
		1,406,305,363
Specialized REITs — 1.6%
American Tower Corp.	807,576	139,371,466
Crown Castle, Inc.	751,222	61,081,861
Digital Realty Trust, Inc.	557,093	100,393,730
Equinix, Inc.	169,495	166,145,779
Extra Space Storage, Inc.	365,262	47,896,806
Iron Mountain, Inc.	510,329	52,125,004
Public Storage	272,480	73,809,382
SBA Communications Corp., Class A	183,674	31,612,132
VICI Properties, Inc.	1,838,794	50,235,852
Weyerhaeuser Co.	1,244,420	30,401,181
		753,073,193
Specialty Retail — 2.5%
AutoZone, Inc.(a)	9,995	33,760,911
Best Buy Co., Inc.	334,382	21,467,324
Carvana Co., Class A(a)(b)	119,195	37,472,524
Home Depot, Inc. (The)	1,717,304	564,804,113
Lowe’s Cos., Inc.	967,668	228,640,595
Ross Stores, Inc.	290,895	63,016,584
TJX Cos., Inc. (The)	860,394	137,404,922
Security	Shares	Value
Specialty Retail (continued)
Tractor Supply Co.	909,489	$ 41,199,852
Williams-Sonoma, Inc.	205,938	37,548,675
		1,165,315,500
Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	12,662,836	3,213,701,149
Dell Technologies, Inc., Class C	512,662	84,143,214
Hewlett Packard Enterprise Co.	2,292,258	54,578,663
HP, Inc.	1,583,568	30,420,341
NetApp, Inc.	343,958	35,217,860
Seagate Technology Holdings PLC	135,427	53,054,882
Super Micro Computer, Inc.(a)(b)	867,959	19,763,426
Western Digital Corp.	584,856	158,197,699
		3,649,077,234
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	244,871	24,509,138
Lululemon Athletica, Inc.(a)	185,946	28,468,333
NIKE, Inc., Class B	2,055,388	108,565,594
		161,543,065
Tobacco — 0.8%
Altria Group, Inc.	2,895,790	191,093,182
Philip Morris International, Inc.	1,181,553	195,357,973
		386,451,155
Trading Companies & Distributors — 0.5%
Fastenal Co.	1,980,664	91,902,810
United Rentals, Inc.	48,231	35,139,177
WW Grainger, Inc.	75,462	82,314,704
		209,356,691
Water Utilities — 0.1%
American Water Works Co., Inc.	336,690	45,820,142
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	817,330	171,663,820
Total Long-Term Investments — 99.7% (Cost: $43,037,974,124)		46,477,132,125
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	53,864,945	53,875,718
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	84,298,517	84,298,517
Total Short-Term Securities — 0.3% (Cost: $138,149,386)		138,174,235
Total Investments — 100.0% (Cost: $43,176,123,510)		46,615,306,360
Liabilities in Excess of Other Assets — (0.0)%		(8,861,627)
Net Assets — 100.0%		$ 46,606,444,733

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
15

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 500 Value ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 124,420,531	$ —	$ (70,461,375)(a)	$ (73,275)	$ (10,163)	$ 53,875,718	53,864,945	$ 1,898,478 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	66,635,664	17,662,853 (a)	—	—	—	84,298,517	84,298,517	2,650,798	—
BlackRock, Inc.	214,837,709	84,601,339	(61,442,197)	5,386,204	(4,005,742)	239,377,313	248,908	5,246,640	—
				$ 5,312,929	$ (4,015,905)	$ 377,551,548		$ 9,795,916	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	1,135	06/18/26	$ 120,100	$ (201,055)
S&P 500 E-Mini Index	9	06/18/26	2,957	(39,187)
				$ (240,242)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 240,242	$ —	$ —	$ —	$ 240,242

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 12,509,172	$ —	$ —	$ —	$ 12,509,172
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,348,830)	$ —	$ —	$ —	$ (1,348,830)
162026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P 500 Value ETF
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 102,820,429

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 46,477,132,125	$ —	$ —	$ 46,477,132,125
Short-Term Securities
Money Market Funds	138,174,235	—	—	138,174,235
	$ 46,615,306,360	$ —	$ —	$ 46,615,306,360
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (240,242)	$ —	$ —	$ (240,242)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
17

Schedule of Investments
March 31, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.3%
Forward Air Corp.(a)(b)	221,033	$ 3,693,461
Hub Group, Inc., Class A	595,388	21,457,784
		25,151,245
Automobile Components — 1.9%
Adient PLC(a)	770,225	15,566,247
Dana, Inc.	563,009	18,945,253
Dauch Corp.(a)(b)	2,320,928	13,763,103
Fox Factory Holding Corp.(a)(b)	410,734	6,760,682
Gentherm, Inc.(a)	170,096	4,725,267
LCI Industries	237,764	29,240,217
Patrick Industries, Inc.	179,901	19,981,604
Phinia, Inc.	372,578	25,499,238
Standard Motor Products, Inc.	205,269	7,131,045
		141,612,656
Automobiles — 0.1%
Winnebago Industries, Inc.	277,737	8,607,070
Banks — 11.8%
Ameris Bancorp	275,845	21,513,152
Atlantic Union Bankshares Corp.	1,394,300	49,832,282
Banc of California, Inc.	1,319,338	23,193,962
BancFirst Corp.	76,241	8,272,149
Bank of Hawaii Corp.	348,311	25,862,092
BankUnited, Inc.	357,345	16,137,700
Banner Corp.	310,098	18,816,747
Beacon Financial Corp.	762,250	22,867,500
Capitol Federal Financial, Inc.	1,174,093	8,371,283
Cathay General Bancorp	612,178	30,523,195
Central Pacific Financial Corp.	239,863	7,666,022
City Holding Co.	43,987	5,257,326
Community Financial System, Inc.	254,788	14,943,316
Customers Bancorp, Inc.(a)(b)	147,481	10,236,656
CVB Financial Corp.	1,252,187	24,279,906
Dime Community Bancshares, Inc.	402,164	13,601,187
Eagle Bancorp, Inc.	274,525	6,827,437
FB Financial Corp.	222,350	11,548,859
First BanCorp/Puerto Rico	594,267	12,693,543
First Bancorp/Southern Pines NC	229,014	12,904,939
First Commonwealth Financial Corp.	1,010,116	17,757,839
First Financial Bancorp	1,011,214	28,192,646
First Hawaiian, Inc.	1,205,550	29,704,752
First Interstate BancSystem, Inc., Class A	864,336	28,868,822
Fulton Financial Corp.	1,636,024	33,276,728
Hanmi Financial Corp.	269,519	7,104,521
Heritage Financial Corp.	404,660	10,521,160
Hilltop Holdings, Inc.	409,858	14,681,114
Hope Bancorp, Inc.	1,265,643	14,137,232
Independent Bank Corp.	280,006	21,059,251
Lakeland Financial Corp.	129,061	7,405,520
National Bank Holdings Corp., Class A	365,498	14,312,902
NBT Bancorp, Inc.	514,200	21,894,636
Northwest Bancshares, Inc.	1,436,299	18,226,634
OFG Bancorp	220,300	8,913,338
Park National Corp.	80,671	13,185,675
Provident Financial Services, Inc.	1,174,593	24,854,388
Renasant Corp.	860,651	31,095,321
S&T Bancorp, Inc.	340,155	14,228,684
Seacoast Banking Corp. of Florida	504,711	15,287,696
ServisFirst Bancshares, Inc.	247,017	17,990,248
Simmons First National Corp., Class A	1,422,480	27,667,236
Southside Bancshares, Inc.	275,015	8,550,216
Security	Shares	Value
Banks (continued)
Stellar Bancorp, Inc.	251,797	$ 9,218,288
Tompkins Financial Corp.	124,962	9,852,004
Triumph Financial, Inc.(a)(b)	222,925	13,299,706
TrustCo Bank Corp.	93,458	4,091,591
Trustmark Corp.	297,465	12,535,175
United Community Banks, Inc.	1,096,757	34,536,878
WaFd, Inc.	689,923	21,663,582
Westamerica BanCorp	138,233	7,208,851
WSFS Financial Corp.	228,292	14,943,994
		901,615,881
Beverages — 0.1%
National Beverage Corp.(a)	116,572	3,922,648
Biotechnology — 0.4%
Arcus Biosciences, Inc.(a)	308,042	6,653,707
Sarepta Therapeutics, Inc.(a)(b)	404,557	8,803,161
Vir Biotechnology, Inc.(a)	655,328	5,871,739
Xencor, Inc.(a)(b)	707,821	8,536,321
		29,864,928
Broadline Retail — 0.2%
Kohl’s Corp.	1,105,786	14,264,639
Building Products — 1.5%
American Woodmark Corp.(a)	143,329	5,708,794
Apogee Enterprises, Inc.	211,327	7,087,908
CSW Industrials, Inc.	67,998	17,718,919
Gibraltar Industries, Inc.(a)(b)	290,591	11,585,863
Griffon Corp.	157,819	11,470,285
Hayward Holdings, Inc.(a)	1,020,298	13,651,587
Insteel Industries, Inc.	191,086	6,422,401
Masterbrand, Inc.(a)(b)	1,247,487	10,366,617
Quanex Building Products Corp.	455,424	8,183,969
Resideo Technologies, Inc.(a)	595,647	20,079,260
		112,275,603
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc., Class A	318,853	11,603,061
BGC Group, Inc., Class A	1,464,269	14,320,551
Cohen & Steers, Inc.	146,403	9,157,508
Donnelley Financial Solutions, Inc.(a)	143,387	6,759,263
MarketAxess Holdings, Inc.	155,637	25,676,992
Moelis & Co., Class A	282,420	16,097,940
Piper Sandler Cos.	305,387	23,377,375
Victory Capital Holdings, Inc., Class A	163,445	10,702,378
Virtus Investment Partners, Inc.	62,902	8,450,884
		126,145,952
Chemicals — 5.2%
Balchem Corp.	130,498	22,116,801
Celanese Corp., Class A	1,076,154	70,778,649
Chemours Co. (The)	1,472,812	32,446,048
Eastman Chemical Co.	1,120,910	85,547,851
Element Solutions, Inc.	1,119,407	38,216,555
FMC Corp.	1,227,853	21,143,629
Hawkins, Inc.(b)	67,867	10,424,371
HB Fuller Co.	533,637	32,914,730
Ingevity Corp.(a)	152,157	10,838,143
Innospec, Inc.	243,588	17,786,796
Koppers Holdings, Inc.	193,142	7,470,733
Minerals Technologies, Inc.	306,003	21,701,733
Quaker Chemical Corp.	134,675	16,730,675
Stepan Co.	211,428	10,567,171
		398,683,885
182026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	575,927	$ 22,184,708
CoreCivic, Inc.(a)	983,484	18,597,683
Deluxe Corp.	442,684	12,191,517
GEO Group, Inc. (The)(a)	1,343,622	22,586,286
HNI Corp.	681,585	22,758,123
Interface, Inc., Class A	252,433	6,290,630
MillerKnoll, Inc.	671,587	9,711,148
Pitney Bowes, Inc.	654,494	7,232,159
UniFirst Corp.	84,205	21,185,136
Vestis Corp.(a)	1,112,148	8,741,483
		151,478,873
Communications Equipment — 0.4%
Extreme Networks, Inc.(a)(b)	466,402	7,033,342
Harmonic, Inc.(a)(b)	1,104,416	9,917,656
NetScout Systems, Inc.(a)(b)	317,300	10,086,967
		27,037,965
Construction & Engineering — 0.4%
Arcosa, Inc.	173,551	18,420,703
WillScot Holdings Corp., Class A	858,679	14,906,668
		33,327,371
Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	385,885	28,898,928
Encore Capital Group, Inc.(a)	219,310	15,378,017
Navient Corp.	651,030	5,325,425
PRA Group, Inc.(a)	384,193	6,723,378
PROG Holdings, Inc.	389,035	11,161,414
World Acceptance Corp.(a)(b)	9,296	1,255,332
		68,742,494
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	330,165	23,699,244
Grocery Outlet Holding Corp.(a)	964,889	6,802,467
United Natural Foods, Inc.(a)(b)	598,732	26,978,864
		57,480,575
Containers & Packaging — 0.5%
O-I Glass, Inc.(a)	1,497,946	15,743,412
Sealed Air Corp.	578,891	24,342,367
		40,085,779
Distributors — 1.0%
LKQ Corp.	2,514,993	73,865,344
Diversified Consumer Services — 1.3%
ADT, Inc.	3,345,784	21,981,801
Matthews International Corp., Class A	308,717	7,971,073
Mister Car Wash, Inc.(a)	965,521	6,729,681
Perdoceo Education Corp.	194,202	7,226,257
Strategic Education, Inc.	228,472	18,954,037
Stride, Inc.(a)	412,842	36,400,279
		99,263,128
Diversified REITs — 0.6%
American Assets Trust, Inc.	469,296	8,639,740
Essential Properties Realty Trust, Inc.	680,745	20,667,418
Global Net Lease, Inc.	1,938,267	18,142,179
		47,449,337
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	217,562	4,098,868
Iridium Communications, Inc.	402,736	11,171,896
Lumen Technologies, Inc.(a)(b)	5,098,624	35,435,437
		50,706,201
Security	Shares	Value
Electric Utilities — 0.8%
Hawaiian Electric Industries, Inc.(a)(b)	1,696,327	$ 25,173,493
MGE Energy, Inc.	179,684	13,887,776
Otter Tail Corp.	226,554	19,884,645
		58,945,914
Electronic Equipment, Instruments & Components — 2.5%
Benchmark Electronics, Inc.	350,684	19,659,345
CTS Corp.	159,750	7,629,660
ePlus, Inc.	95,977	7,222,269
Insight Enterprises, Inc.(a)	304,639	20,413,859
Itron, Inc.(a)	162,128	14,531,533
Knowles Corp.(a)	359,363	9,228,442
Napco Security Technologies, Inc.	120,783	4,757,642
PC Connection, Inc.	111,892	6,541,206
Plexus Corp.(a)	147,710	29,917,184
Ralliant Corp.	532,167	22,132,826
Rogers Corp.(a)	164,420	17,647,199
ScanSource, Inc.(a)	194,154	7,047,790
Vishay Intertechnology, Inc.	1,213,772	21,847,896
		188,576,851
Energy Equipment & Services — 2.7%
Atlas Energy Solutions, Inc.	756,340	9,923,181
Bristow Group, Inc.	247,524	11,606,400
Cactus, Inc., Class A	250,518	11,867,038
Core Laboratories, Inc.(b)	457,728	7,685,253
Helix Energy Solutions Group, Inc.(a)	1,345,214	13,304,166
Helmerich & Payne, Inc.	500,574	18,035,681
Innovex International, Inc.(a)	220,122	5,368,776
Liberty Energy, Inc., Class A	1,593,919	45,904,867
Noble Corp. PLC	580,829	28,501,279
Oceaneering International, Inc.(a)	402,259	14,268,127
Patterson-UTI Energy, Inc.	3,393,436	36,750,912
RPC, Inc.	875,637	6,199,510
		209,415,190
Entertainment — 0.1%
Cinemark Holdings, Inc.	395,940	11,292,209
Financial Services — 2.1%
Enact Holdings, Inc.	129,430	5,282,038
HA Sustainable Infrastructure Capital, Inc.	714,956	26,274,633
Jackson Financial, Inc., Class A	470,777	49,770,544
Merchants Bancorp(b)	288,882	12,395,927
NCR Atleos Corp.(a)(b)	276,233	12,038,234
Payoneer Global, Inc.(a)(b)	903,321	4,363,040
Radian Group, Inc.	665,811	22,025,028
Walker & Dunlop, Inc.	334,936	14,864,460
Western Union Co. (The)	1,825,286	15,934,747
		162,948,651
Food Products — 1.5%
Fresh Del Monte Produce, Inc.	324,215	13,052,896
Freshpet, Inc.(a)	177,676	10,475,777
J & J Snack Foods Corp.	149,633	11,861,408
John B Sanfilippo & Son, Inc.	89,305	7,084,566
Lamb Weston Holdings, Inc.	1,365,396	57,701,635
Simply Good Foods Co. (The)(a)	837,787	12,022,243
		112,198,525
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	93,058	11,759,740
MDU Resources Group, Inc.	2,007,475	41,594,882
Northwest Natural Holding Co.	191,961	10,216,164
		63,570,786
Schedule of Investments
19

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation — 1.2%
ArcBest Corp.	219,681	$ 21,607,823
Heartland Express, Inc.	455,274	4,734,850
Hertz Global Holdings, Inc.(a)(b)	384,960	1,774,666
Marten Transport Ltd.	568,641	7,466,256
RXO, Inc.(a)(b)	1,613,706	23,592,382
Schneider National, Inc., Class B	490,061	12,918,008
Werner Enterprises, Inc.	588,557	17,309,461
		89,403,446
Health Care Equipment & Supplies — 3.0%
Avanos Medical, Inc.(a)	457,076	6,403,635
CONMED Corp.	304,666	10,772,990
Embecta Corp.	583,807	5,160,854
Enovis Corp.(a)(b)	562,441	12,795,533
Glaukos Corp.(a)(b)	175,000	18,840,500
ICU Medical, Inc.(a)	126,211	16,300,150
Integer Holdings Corp.(a)(b)	345,164	30,374,432
Integra LifeSciences Holdings Corp.(a)(b)	659,552	6,212,980
Merit Medical Systems, Inc.(a)	215,713	14,869,097
Neogen Corp.(a)(b)	2,138,074	19,862,707
Omnicell, Inc.(a)	441,222	14,727,990
QuidelOrtho Corp.(a)(b)	668,356	10,981,089
STAAR Surgical Co.(a)(b)	237,900	4,448,730
Tandem Diabetes Care, Inc.(a)(b)	292,899	5,614,874
Teleflex, Inc.	434,041	51,915,644
		229,281,205
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)(b)	906,761	21,209,140
AdaptHealth Corp.(a)	1,055,661	12,562,366
Addus HomeCare Corp.(a)(b)	61,019	5,714,429
AMN Healthcare Services, Inc.(a)	377,485	6,923,075
Astrana Health, Inc.(a)(b)	424,542	10,409,770
Concentra Group Holdings Parent, Inc.	586,209	12,574,183
CorVel Corp.(a)	117,871	6,441,650
Molina Healthcare, Inc.(a)(b)	506,052	67,456,732
NeoGenomics, Inc.(a)(b)	541,510	4,018,004
RadNet, Inc.(a)(b)	246,590	13,781,915
Select Medical Holdings Corp.	1,083,311	17,647,136
U.S. Physical Therapy, Inc.	79,271	5,942,154
		184,680,554
Health Care REITs — 0.4%
LTC Properties, Inc.	187,137	6,954,011
Medical Properties Trust, Inc.	4,847,244	22,442,740
Universal Health Realty Income Trust	52,151	2,110,551
		31,507,302
Health Care Technology — 0.1%
Certara, Inc.(a)(b)	583,274	3,324,662
HealthStream, Inc.	115,883	2,399,937
		5,724,599
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.	2,162,096	24,885,725
DiamondRock Hospitality Co.	1,022,349	9,579,410
Pebblebrook Hotel Trust	1,117,016	14,107,912
Sunstone Hotel Investors, Inc.	1,866,988	16,821,562
Xenia Hotels & Resorts, Inc.	507,779	7,530,363
		72,924,972
Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc.(a)	115,832	4,065,703
Caesars Entertainment, Inc.(a)(b)	2,006,701	53,037,107
Cheesecake Factory, Inc. (The)	211,991	11,606,507
Cracker Barrel Old Country Store, Inc.(b)	219,807	6,178,775
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc.	192,810	$ 5,146,099
Life Time Group Holdings, Inc.(a)(b)	419,153	11,291,982
Marriott Vacations Worldwide Corp.	272,194	17,725,273
Papa John’s International, Inc.(b)	170,884	5,538,351
Penn Entertainment, Inc.(a)	1,251,966	18,817,049
Pursuit Attractions & Hospitality, Inc.(a)	211,131	7,733,729
Sabre Corp.(a)(b)	3,886,691	5,635,702
Six Flags Entertainment Corp.(a)(b)	549,181	9,747,963
United Parks & Resorts, Inc.(a)(b)	127,743	4,172,086
Wendy’s Co. (The)	1,554,701	10,805,172
		171,501,498
Household Durables — 3.4%
Century Communities, Inc.	248,530	14,260,651
Champion Homes, Inc.(a)	293,495	21,827,223
Dream Finders Homes, Inc., Class A(a)(b)	286,126	3,982,874
Ethan Allen Interiors, Inc.	227,346	5,060,722
Green Brick Partners, Inc.(a)	128,767	8,299,033
La-Z-Boy, Inc.	405,691	13,038,909
Leggett & Platt, Inc.	1,331,974	13,159,903
LGI Homes, Inc.(a)	199,486	7,885,682
M/I Homes, Inc.(a)	257,510	31,532,099
Meritage Homes Corp.	657,374	40,652,008
Mohawk Industries, Inc.(a)(b)	510,590	50,272,691
Newell Brands, Inc.	4,121,981	14,138,395
Tri Pointe Homes, Inc.(a)	831,394	38,851,042
		262,961,232
Household Products — 0.6%
Central Garden & Pet Co.(a)	80,632	2,964,839
Central Garden & Pet Co., Class A, NVS(a)	501,541	16,259,959
Energizer Holdings, Inc.	599,621	9,845,777
Reynolds Consumer Products, Inc.	296,166	6,272,796
WD-40 Co.	54,393	11,092,908
		46,436,279
Industrial REITs — 0.6%
Innovative Industrial Properties, Inc.	275,548	13,821,488
LXP Industrial Trust	273,095	12,633,375
Terreno Realty Corp.	307,204	18,868,469
		45,323,332
Insurance — 2.3%
AMERISAFE, Inc.	101,751	3,391,361
Assured Guaranty Ltd.	204,442	16,657,934
Employers Holdings, Inc.	189,421	7,792,780
Genworth Financial, Inc., Class A(a)	3,509,382	28,496,182
Goosehead Insurance, Inc., Class A(a)	79,399	3,387,161
Horace Mann Educators Corp.	189,513	8,088,415
Kemper Corp.	577,210	17,639,537
Lincoln National Corp.	1,489,119	52,863,724
ProAssurance Corp.(a)	248,256	6,136,888
Safety Insurance Group, Inc.	71,648	5,204,511
Stewart Information Services Corp.	297,110	18,296,034
Trupanion, Inc.(a)(b)	113,508	2,906,940
United Fire Group, Inc.	111,429	4,129,559
		174,991,026
Interactive Media & Services — 1.9%
Cargurus, Inc., Class A(a)	399,438	13,600,864
IAC, Inc.(a)	640,579	25,642,377
Match Group, Inc.	2,319,751	71,239,553
QuinStreet, Inc.(a)	204,446	2,455,396
Shutterstock, Inc.	240,621	3,996,715
Yelp, Inc.(a)(b)	241,444	5,973,325
202026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Ziff Davis, Inc.(a)(b)	388,375	$ 16,296,215
ZoomInfo Technologies, Inc., Class A(a)	1,108,772	6,630,457
		145,834,902
IT Services — 0.5%
ASGN, Inc.(a)(b)	419,808	16,250,768
DXC Technology Co.(a)(b)	1,668,518	20,973,271
Grid Dynamics Holdings, Inc., Class A(a)(b)	659,177	3,757,309
		40,981,348
Leisure Products — 0.1%
Callaway Golf Co.(a)(b)	499,824	6,937,557
Life Sciences Tools & Services — 0.2%
Azenta, Inc.(a)(b)	163,347	3,451,522
BioLife Solutions, Inc.(a)(b)	194,310	3,707,435
Cytek Biosciences, Inc.(a)	383,525	1,676,004
Fortrea Holdings, Inc.(a)	909,656	8,568,960
		17,403,921
Machinery — 2.9%
Alamo Group, Inc.	106,000	17,486,820
Albany International Corp., Class A	282,193	14,733,297
Astec Industries, Inc.	118,241	6,366,095
Enerpac Tool Group Corp., Class A(b)	209,394	7,636,599
Franklin Electric Co., Inc.	169,365	15,610,372
Gates Industrial Corp. PLC(a)(b)	1,147,561	25,946,354
Greenbrier Cos., Inc. (The)	303,646	15,986,962
Kadant, Inc.	56,954	16,650,502
Kennametal, Inc.	748,820	27,054,867
Lindsay Corp.	102,838	12,244,921
Mueller Water Products, Inc., Class A	538,217	14,795,585
Tennant Co.	101,714	6,753,810
Titan International, Inc.(a)	477,875	3,302,116
Trinity Industries, Inc.	787,995	25,357,679
Worthington Enterprises, Inc.	165,587	8,633,706
		218,559,685
Marine Transportation — 0.7%
Matson, Inc.	306,629	50,268,758
Media — 1.1%
Cable One, Inc.(a)	45,997	4,195,386
DoubleVerify Holdings, Inc.(a)	538,729	5,117,926
John Wiley & Sons, Inc., Class A	396,130	15,092,553
Scholastic Corp.	226,845	8,860,566
Versant Media Group, Inc.(a)	1,429,573	52,922,792
		86,189,223
Metals & Mining — 1.4%
Alpha Metallurgical Resources, Inc.(a)	106,148	21,789,000
Century Aluminum Co.(a)	204,184	11,983,559
Kaiser Aluminum Corp.	157,827	19,019,732
Materion Corp.	91,768	13,274,241
Metallus, Inc.(a)	352,321	5,756,925
Warrior Met Coal, Inc.	294,466	27,429,508
Worthington Steel, Inc.	319,934	9,709,997
		108,962,962
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Apollo Commercial Real Estate Finance, Inc.	1,290,501	13,627,691
Arbor Realty Trust, Inc.	1,704,304	13,140,184
Blackstone Mortgage Trust, Inc., Class A	1,558,490	29,845,084
Franklin BSP Realty Trust, Inc.	801,157	6,801,823
Redwood Trust, Inc.	1,225,554	6,875,358
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Rithm Capital Corp.	5,466,455	$ 51,821,993
Two Harbors Investment Corp.	1,031,032	11,774,385
		133,886,518
Multi-Utilities — 0.3%
Avista Corp.	423,994	17,019,119
Unitil Corp.	178,106	9,304,258
		26,323,377
Office REITs — 1.0%
Douglas Emmett, Inc.	1,504,455	14,171,966
Easterly Government Properties, Inc.	430,620	9,228,186
Highwoods Properties, Inc.	1,080,336	23,129,994
JBG SMITH Properties	235,801	3,445,053
SL Green Realty Corp.	699,276	25,831,255
		75,806,454
Oil, Gas & Consumable Fuels — 5.5%
California Resources Corp.	772,605	53,479,718
Comstock Resources, Inc.(a)(b)	326,506	6,882,746
Core Natural Resources, Inc.	503,760	52,758,785
Crescent Energy Co., Class A	2,387,603	32,232,641
CVR Energy, Inc.(a)	154,107	5,185,701
Dorian LPG Ltd.	361,595	12,366,549
Kinetik Holdings, Inc., Class A(b)	232,530	11,256,777
Magnolia Oil & Gas Corp., Class A	1,778,383	56,143,551
Northern Oil & Gas, Inc.	1,023,631	29,920,734
Par Pacific Holdings, Inc.(a)	257,135	16,106,936
Peabody Energy Corp.	1,196,249	39,416,405
REX American Resources Corp.(a)	87,459	3,985,507
SM Energy Co.	2,224,367	69,355,763
Talos Energy, Inc.(a)	1,236,390	19,485,506
World Kinect Corp.	546,448	12,606,555
		421,183,874
Paper & Forest Products — 0.2%
Sylvamo Corp.	325,484	13,748,444
Passenger Airlines — 0.6%
Allegiant Travel Co.(a)	132,347	10,725,401
JetBlue Airways Corp.(a)(b)	2,912,099	12,871,478
SkyWest, Inc.(a)	149,869	13,762,470
Sun Country Airlines Holdings, Inc.(a)	526,110	8,691,337
		46,050,686
Personal Care Products — 0.2%
Edgewell Personal Care Co.	459,746	9,810,979
Interparfums, Inc.	78,014	7,086,792
		16,897,771
Pharmaceuticals — 1.1%
Amneal Pharmaceuticals, Inc., Class A(a)	666,821	8,288,585
Amphastar Pharmaceuticals, Inc.(a)	169,260	3,315,803
Innoviva, Inc.(a)	286,132	6,666,876
Organon & Co.	2,556,198	15,311,626
Perrigo Co. PLC	1,353,561	14,537,245
Prestige Consumer Healthcare, Inc.(a)(b)	464,954	27,557,824
Supernus Pharmaceuticals, Inc.(a)	176,189	9,107,209
		84,785,168
Professional Services — 2.4%
Amentum Holdings, Inc.(a)(b)	1,509,460	39,366,717
Insperity, Inc.	352,746	9,538,252
Korn Ferry	512,813	32,281,578
Legalzoom.com, Inc.(a)(b)	247,343	1,402,435
ManpowerGroup, Inc.	455,298	13,413,079
Schedule of Investments
21

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	480,384	$ 58,385,871
Robert Half, Inc.	976,714	24,808,536
		179,196,468
Real Estate Management & Development — 0.6%
Cushman & Wakefield Ltd.(a)	2,003,333	24,560,863
eXp World Holdings, Inc.	900,378	5,393,264
Kennedy-Wilson Holdings, Inc.	1,180,006	12,767,665
Marcus & Millichap, Inc.	234,722	6,241,258
		48,963,050
Residential REITs — 0.2%
Centerspace	86,499	4,969,367
NexPoint Residential Trust, Inc.	116,137	2,903,425
Veris Residential, Inc.	438,693	8,278,137
		16,150,929
Retail REITs — 1.4%
Acadia Realty Trust	1,287,728	24,621,359
Getty Realty Corp.	270,844	8,612,839
Macerich Co. (The)	1,208,100	22,833,090
Phillips Edison & Co., Inc.	519,383	19,435,312
Saul Centers, Inc.	54,536	1,776,783
Tanger, Inc.	384,966	13,081,145
Urban Edge Properties	645,860	12,904,283
Whitestone REIT	223,654	3,612,012
		106,876,823
Semiconductors & Semiconductor Equipment — 4.2%
Alpha & Omega Semiconductor Ltd.(a)	242,825	5,381,002
Axcelis Technologies, Inc.(a)(b)	108,741	10,121,612
Cohu, Inc.(a)(b)	459,214	14,061,133
Diodes, Inc.(a)	451,773	30,838,025
Enphase Energy, Inc.(a)	1,286,683	48,649,484
Ichor Holdings Ltd.(a)	338,574	15,780,934
Kulicke & Soffa Industries, Inc.	515,212	33,859,733
MaxLinear, Inc.(a)	454,878	7,910,328
Penguin Solutions, Inc.(a)	243,041	4,277,522
Photronics, Inc.(a)(b)	580,488	23,457,520
Power Integrations, Inc.	545,415	27,925,248
Qorvo, Inc.(a)	306,741	23,741,753
Semtech Corp.(a)	272,866	20,980,667
SolarEdge Technologies, Inc.(a)(b)	241,221	12,314,332
Ultra Clean Holdings, Inc.(a)(b)	445,999	27,732,218
Veeco Instruments, Inc.(a)(b)	290,732	9,844,186
		316,875,697
Software — 1.5%
A10 Networks, Inc.	239,017	5,526,073
ACI Worldwide, Inc.(a)	344,662	14,134,589
Alarm.com Holdings, Inc.(a)	207,587	8,965,682
Box, Inc., Class A(a)	494,892	11,699,247
Cleanspark, Inc.(a)(b)	1,056,978	8,994,883
MARA Holdings, Inc.(a)(b)	1,673,474	13,655,548
N-able, Inc.(a)	363,963	1,699,707
NCR Voyix Corp.(a)(b)	1,363,190	8,628,993
Progress Software Corp.(a)	134,260	3,443,769
Q2 Holdings, Inc.(a)	227,153	10,744,337
RingCentral, Inc., Class A	305,786	11,372,181
SPS Commerce, Inc.(a)	148,260	8,253,634
Teradata Corp.(a)(b)	394,362	10,107,498
		117,226,141
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	574,192	13,579,641
Millrose Properties, Inc., Class A	621,413	17,399,564
Security	Shares	Value
Specialized REITs (continued)
Outfront Media, Inc.	457,902	$ 12,134,403
Safehold, Inc.	451,133	6,103,829
		49,217,437
Specialty Retail — 4.5%
Academy Sports & Outdoors, Inc.	655,109	36,980,903
Advance Auto Parts, Inc.	589,736	31,108,574
American Eagle Outfitters, Inc.	899,182	15,016,339
Asbury Automotive Group, Inc.(a)(b)	190,986	37,320,574
Buckle, Inc. (The)	118,515	5,968,415
CarMax, Inc.(a)	1,393,880	57,957,530
Group 1 Automotive, Inc.	116,072	38,376,885
MarineMax, Inc.(a)(b)	191,043	5,169,624
Monro, Inc.	297,489	4,771,724
Sally Beauty Holdings, Inc.(a)(b)	953,978	13,212,595
Signet Jewelers Ltd.	399,682	33,829,085
Sonic Automotive, Inc., Class A	146,021	10,012,660
Upbound Group, Inc.	512,885	9,257,574
Victoria’s Secret & Co.(a)(b)	788,585	36,558,801
Winmark Corp.	12,529	5,356,774
		340,898,057
Technology Hardware, Storage & Peripherals — 0.0%
Corsair Gaming, Inc.(a)(b)	467,254	2,593,260
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s, Inc.	358,484	12,819,388
G-III Apparel Group Ltd.	365,372	10,120,804
Kontoor Brands, Inc.	231,332	16,260,326
Oxford Industries, Inc.	139,359	5,366,715
Steven Madden Ltd.	314,569	10,670,181
Under Armour, Inc., Class A(a)(b)	1,857,966	10,980,579
Under Armour, Inc., Class C, NVS(a)	1,187,238	6,874,108
Wolverine World Wide, Inc.	806,085	13,155,307
		86,247,408
Tobacco — 0.2%
Universal Corp.	245,132	12,918,456
Trading Companies & Distributors — 1.5%
Air Lease Corp., Class A	444,966	28,896,092
Boise Cascade Co.	364,006	27,609,855
DNOW, Inc.(a)	1,824,762	21,732,915
Rush Enterprises, Inc., Class A	596,817	39,455,572
		117,694,434
Water Utilities — 0.7%
American States Water Co.	133,329	10,082,339
California Water Service Group	304,712	13,815,642
H2O America(b)	367,179	21,542,392
Middlesex Water Co.	82,805	4,310,000
		49,750,373
Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co.	447,697	6,903,487
Telephone & Data Systems, Inc.	965,228	40,636,099
		47,539,586
Total Long-Term Investments — 98.6% (Cost: $7,607,501,091)		7,519,233,912
222026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	227,514,814	$ 227,560,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	92,776,588	92,776,588
Total Short-Term Securities — 4.2% (Cost: $320,256,977)		320,336,905
Total Investments — 102.8% (Cost: $7,927,758,068)		7,839,570,817
Liabilities in Excess of Other Assets — (2.8)%		(211,867,876)
Net Assets — 100.0%		$ 7,627,702,941

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 212,982,880	$ 14,640,739 (a)	$ —	$ 38,652	$ (101,954)	$ 227,560,317	227,514,814	$ 2,242,213 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	59,043,931	33,732,657 (a)	—	—	—	92,776,588	92,776,588	2,551,774	—
				$ 38,652	$ (101,954)	$ 320,336,905		$ 4,793,987	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	164	06/18/26	$ 20,600	$ 209,175
Schedule of Investments
23

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P Small-Cap 600 Value ETF
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	USD	1,428,266	08/18/26	(0.75)%	1D FEDL01	Monthly	$ 33,720
Arbor Realty Trust, Inc.	JPMorgan Chase Bank N.A.		45,144	02/09/27	0.40%	1D OBFR01	Monthly	(4,196)
Bank of Hawaii Corp.	HSBC Bank PLC		2,986,115	02/09/28	0.40%	1D OBFR01	Monthly	22,792
BankUnited, Inc.	Goldman Sachs Bank USA		1,075,487	08/18/26	0.40%	1D FEDL01	Monthly	6,862
Banner Corp.	HSBC Bank PLC		1,667,449	02/09/28	0.40%	1D OBFR01	Monthly	18,545
Beacon Financial Corp.	HSBC Bank PLC		2,012,620	02/09/28	0.40%	1D OBFR01	Monthly	31,700
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA		3,290,164	08/18/26	0.40%	1D FEDL01	Monthly	89,022
Cathay General Bancorp	HSBC Bank PLC		2,194,976	02/09/28	0.40%	1D OBFR01	Monthly	28,531
Central Pacific Financial Corp.	HSBC Bank PLC		509,705	02/09/28	0.40%	1D OBFR01	Monthly	4,468
Customers Bancorp, Inc.	BNP Paribas SA		903,757	09/07/27	0.20%	1D OBFR01	Monthly	10,581
Douglas Emmett, Inc.	Goldman Sachs Bank USA		1,133,456	08/18/26	0.40%	1D FEDL01	Monthly	3,019
Employers Holdings, Inc.	Goldman Sachs Bank USA		1,151,189	08/18/26	0.40%	1D FEDL01	Monthly	30,434
First BanCorp/Puerto Rico	HSBC Bank PLC		1,109,048	02/09/28	0.40%	1D OBFR01	Monthly	18,546
Fulton Financial Corp.	BNP Paribas SA		4,708,460	09/07/27	0.20%	1D OBFR01	Monthly	65,379
Genworth Financial, Inc., Class A	BNP Paribas SA		3,187,468	09/07/27	0.20%	1D OBFR01	Monthly	11,227
Hanmi Financial Corp.	Goldman Sachs Bank USA		470,482	08/18/26	0.40%	1D FEDL01	Monthly	6,028
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		11,390,674	08/19/26	0.40%	1D FEDL01	Monthly	189,895
Jackson Financial, Inc., Class A	HSBC Bank PLC		6,925,549	02/09/28	0.40%	1D OBFR01	Monthly	(236,962)
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.		5,317,933	02/09/27	0.40%	1D OBFR01	Monthly	(186,390)
Lincoln National Corp.	Goldman Sachs Bank USA		5,681,173	08/18/26	0.40%	1D FEDL01	Monthly	106,463
MarketAxess Holdings, Inc.	HSBC Bank PLC		1,899,631	02/09/28	0.40%	1D OBFR01	Monthly	(5,660)
Moelis & Co., Class A	HSBC Bank PLC		1,035,619	02/09/28	0.40%	1D OBFR01	Monthly	40,940
Moelis & Co., Class A	JPMorgan Chase Bank N.A.		407,101	02/09/27	0.40%	1D OBFR01	Monthly	18,518
National Bank Holdings Corp., Class A	HSBC Bank PLC		2,712,714	02/09/28	0.40%	1D OBFR01	Monthly	95,058
OFG Bancorp	BNP Paribas SA		592,413	09/07/27	0.20%	1D OBFR01	Monthly	5,424
Perdoceo Education Corp.	Goldman Sachs Bank USA		415,842	08/18/26	0.40%	1D FEDL01	Monthly	(578)
Pitney Bowes, Inc.	BNP Paribas SA		1,131,865	09/07/27	0.20%	1D OBFR01	Monthly	49,822
Provident Financial Services, Inc.	Goldman Sachs Bank USA		2,114,382	08/18/26	0.40%	1D FEDL01	Monthly	44,129
Renasant Corp.	HSBC Bank PLC		2,284,253	02/09/28	0.40%	1D OBFR01	Monthly	37,642
S&T Bancorp, Inc.	HSBC Bank PLC		938,143	02/09/28	0.40%	1D OBFR01	Monthly	16,209
TrustCo Bank Corp.	HSBC Bank PLC		70,015	02/09/28	0.40%	1D OBFR01	Monthly	602
United Community Banks, Inc.	HSBC Bank PLC		2,545,306	02/09/28	0.40%	1D OBFR01	Monthly	33,599
WaFd, Inc.	Goldman Sachs Bank USA		1,928,892	08/18/26	0.40%	1D FEDL01	Monthly	9,335
Western Union Co. (The)	BNP Paribas SA		12,009,249	09/07/27	0.20%	1D OBFR01	Monthly	(824,896)
WSFS Financial Corp.	HSBC Bank PLC		983,216	02/09/28	0.40%	1D OBFR01	Monthly	19,108
Total long positions of equity swaps								(211,084)
Net dividends and financing fees								(79,329)
Total equity swap contracts including dividends and financing fees								$ (290,413)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 1,047,598	$ (1,338,011)
242026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P Small-Cap 600 Value ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 209,175	$ —	$ —	$ —	$ 209,175
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	1,047,598	—	—	—	1,047,598
	$ —	$ —	$ 1,256,773	$ —	$ —	$ —	$ 1,256,773
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ 1,338,011	$ —	$ —	$ —	$ 1,338,011

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 4,580,601	$ —	$ —	$ —	$ 4,580,601
Swaps	—	—	791,501	—	—	—	791,501
	$ —	$ —	$ 5,372,102	$ —	$ —	$ —	$ 5,372,102
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 64,149	$ —	$ —	$ —	$ 64,149
Swaps	—	—	(1,318,002)	—	—	—	(1,318,002)
	$ —	$ —	$ (1,253,853)	$ —	$ —	$ —	$ (1,253,853)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 19,823,583
Equity swaps:
Average notional value — long	84,069,818

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 444,129	$ —
Swaps — OTC(a)	1,047,598	1,338,011
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 1,491,727	$ 1,338,011
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(444,129)	(79,329)
Total derivative assets and liabilities subject to an MNA	$ 1,047,598	$ 1,258,682

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
Schedule of Investments
25

Schedule of Investments  (continued)
March 31, 2026
iShares® S&P Small-Cap 600 Value ETF
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
BNP Paribas SA	$ 142,433	$ (142,433)	$ —	$ —	$ —
Goldman Sachs Bank USA	518,907	(578)	—	—	518,329
HSBC Bank PLC	367,740	(242,622)	—	—	125,118
JPMorgan Chase Bank N.A.	18,518	(18,518)	—	—	—
	$ 1,047,598	$ (404,151)	$ —	$ —	$ 643,447
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
BNP Paribas SA	$ 824,896	$ (142,433)	$ —	$ (682,463)	$ —
Goldman Sachs Bank USA	578	(578)	—	—	—
HSBC Bank PLC	242,622	(242,622)	—	—	—
JPMorgan Chase Bank N.A.	190,586	(18,518)	—	(172,068)	—
	$ 1,258,682	$ (404,151)	$ —	$ (854,531)	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 7,519,233,912	$ —	$ —	$ 7,519,233,912
Short-Term Securities
Money Market Funds	320,336,905	—	—	320,336,905
	$ 7,839,570,817	$ —	$ —	$ 7,839,570,817
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 209,175	$ 1,047,598	$ —	$ 1,256,773
Liabilities
Equity Contracts	—	(1,338,011)	—	(1,338,011)
	$ 209,175	$ (290,413)	$ —	$ (81,238)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
262026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
March 31, 2026

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Small-Cap 600 Value ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 17,686,868,858	$ 60,908,444,694	$ 46,237,754,812	$ 7,519,233,912
Investments, at value — affiliated(c)	84,709,723	119,574,840	377,551,548	320,336,905
Cash	46	38	187	6,554
Cash pledged:
Collateral — OTC derivatives	—	—	—	2,830,000
Futures contracts	2,214,640	5,720,340	9,103,360	1,192,000
Receivables:
Investments sold	—	—	—	375,744
Securities lending income — affiliated	149	10,247	27,638	49,525
Capital shares sold	—	59,855	62,849	476,864
Dividends — unaffiliated	7,004,631	9,946,028	40,658,466	10,023,966
Dividends — affiliated	84,878	142,236	246,198	240,986
Due from broker	—	—	—	1,388,414
Variation margin on futures contracts	748,250	2,138,570	2,262,905	444,129
Unrealized appreciation on OTC swaps	—	—	—	1,047,598
Total assets	17,781,631,175	61,046,036,848	46,667,667,963	7,857,646,597
LIABILITIES
Collateral on securities loaned	—	58,535,160	53,805,780	227,495,511
Payables:
Capital shares redeemed	102,581	5,441	125,697	—
Investment advisory fees	3,860,197	9,576,619	7,291,753	1,110,134
Unrealized depreciation on OTC swaps	—	—	—	1,338,011
Total liabilities	3,962,778	68,117,220	61,223,230	229,943,656
Commitments and contingent liabilities
NET ASSETS	$ 17,777,668,397	$ 60,977,919,628	$ 46,606,444,733	$ 7,627,702,941
NET ASSETS CONSIST OF:
Paid-in capital	$ 16,910,707,829	$ 45,298,687,958	$ 46,092,837,375	$ 8,341,258,214
Accumulated earnings (loss)	866,960,568	15,679,231,670	513,607,358	(713,555,273)
NET ASSETS	$ 17,777,668,397	$ 60,977,919,628	$ 46,606,444,733	$ 7,627,702,941

NET ASSET VALUE
Shares outstanding	$ 55,900,000	$ 539,150,000	$ 220,650,000	$ 64,400,000
Net asset value	$ 318.03	$ 113.10	$ 211.22	$ 118.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$ 16,154,530,260	$ 42,023,953,465	$ 42,840,620,271	$ 7,607,501,091
(b) Securities loaned, at value	$ —	$ 58,879,637	$ 54,122,600	$ 228,616,742
(c) Investments, at cost — affiliated	$ 85,826,875	$ 119,566,662	$ 335,503,239	$ 320,256,977
See notes to financial statements.
Statements of Assets and Liabilities
27

Statements of Operations
Year Ended March 31, 2026

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Small-Cap 600 Value ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 263,026,358	$ 376,888,466	$ 823,222,842	$ 128,461,262
Dividends — affiliated	3,043,971	2,152,956	7,897,438	2,551,774
Interest — unaffiliated	1,162	18,610	23,607	43,841
Securities lending income — affiliated — net	50,642	369,054	1,898,478	2,242,213
Foreign taxes withheld	—	(98,145)	(181,163)	(103,024)
Total investment income	266,122,133	379,330,941	832,861,202	133,196,066
EXPENSES
Investment advisory	47,802,574	111,562,707	76,906,704	11,875,560
Interest expense	35	72	51	2,458
Total expenses	47,802,609	111,562,779	76,906,755	11,878,018
Net investment income	218,319,524	267,768,162	755,954,447	121,318,048
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(173,886,354)	(394,204,820)	(210,144,869)	504,587,298
Investments — affiliated	(412,212)	(61,789)	(625,074)	38,652
Futures contracts	6,844,189	15,568,138	12,509,172	4,580,601
In-kind redemptions — unaffiliated(a)	5,179,429,143	5,406,772,992	3,089,918,137	80,821,731
In-kind redemptions — affiliated(a)	13,062,575	—	5,938,003	—
Swaps	—	—	—	791,501
	5,025,037,341	5,028,074,521	2,897,595,369	590,819,783
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,828,890,609)	6,232,600,270	1,378,734,033	627,442,141
Investments — affiliated	(16,046,809)	(33,926)	(4,015,905)	(101,954)
Futures contracts	(730,178)	(1,184,089)	(1,348,830)	64,149
Swaps	—	—	—	(1,318,002)
	(1,845,667,596)	6,231,382,255	1,373,369,298	626,086,334
Net realized and unrealized gain	3,179,369,745	11,259,456,776	4,270,964,667	1,216,906,117
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,397,689,269	$ 11,527,224,938	$ 5,026,919,114	$ 1,338,224,165

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
282026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 218,319,524	$ 147,816,642	$ 267,768,162	$ 265,308,155
Net realized gain	5,025,037,341	250,107,455	5,028,074,521	6,149,559,308
Net change in unrealized appreciation (depreciation)	(1,845,667,596)	718,225,029	6,231,382,255	(1,707,055,715)
Net increase in net assets resulting from operations	3,397,689,269	1,116,149,126	11,527,224,938	4,707,811,748
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(218,068,999)	(145,863,162)	(265,055,507)	(255,833,646)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,989,847,030)	3,925,742,825	(1,704,447,251)	2,770,048,036
NET ASSETS
Total increase in net assets	1,189,773,240	4,896,028,789	9,557,722,180	7,222,026,138
Beginning of year	16,587,895,157	11,691,866,368	51,420,197,448	44,198,171,310
End of year	$ 17,777,668,397	$ 16,587,895,157	$ 60,977,919,628	$ 51,420,197,448

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
29

Statements of Changes in Net Assets (continued)

	iShares S&P 500 Value ETF		iShares S&P Small-Cap 600 Value ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 755,954,447	$ 680,998,168	$ 121,318,048	$ 113,824,297
Net realized gain	2,897,595,369	2,385,513,222	590,819,783	193,243,577
Net change in unrealized appreciation (depreciation)	1,373,369,298	(1,752,983,174)	626,086,334	(573,383,920)
Net increase (decrease) in net assets resulting from operations	5,026,919,114	1,313,528,216	1,338,224,165	(266,316,046)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(733,681,514)	(693,932,456)	(101,784,633)	(128,110,427)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,023,885,298	2,932,474,951	(14,403,271)	(424,710,753)
NET ASSETS
Total increase (decrease) in net assets	9,317,122,898	3,552,070,711	1,222,036,261	(819,137,226)
Beginning of year	37,289,321,835	33,737,251,124	6,405,666,680	7,224,803,906
End of year	$ 46,606,444,733	$ 37,289,321,835	$ 7,627,702,941	$ 6,405,666,680

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
302026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

iShares S&P 100 ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 270.60	$ 247.45	$ 187.06	$ 208.24	$ 179.83
Net investment income(a)	2.93	2.92	2.82	2.66	2.41
Net realized and unrealized gain (loss)(b)	47.63	23.03	60.31	(21.16)	28.36
Net increase (decrease) from investment operations	50.56	25.95	63.13	(18.50)	30.77
Distributions from net investment income(c)	(3.13)	(2.80)	(2.74)	(2.68)	(2.36)
Net asset value, end of year	$ 318.03	$ 270.60	$ 247.45	$ 187.06	$ 208.24
Total Return(d)
Based on net asset value	18.67%	10.47%	33.98%	(8.80)%	17.14%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.91%	1.07%	1.32%	1.48%	1.19%
Supplemental Data
Net assets, end of year (000)	$ 17,777,668	$ 16,587,895	$ 11,691,866	$ 7,548,028	$ 8,777,448
Portfolio turnover rate(f)	5%	4%	3%	3%	2%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
31

Financial Highlights (continued)
(For a share outstanding throughout each period)

iShares S&P 500 Growth ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 92.76	$ 84.53	$ 63.92	$ 76.34	$ 65.08
Net investment income(a)	0.49	0.48	0.68	0.60	0.41
Net realized and unrealized gain (loss)(b)	20.34	8.21	20.60	(12.44)	11.27
Net increase (decrease) from investment operations	20.83	8.69	21.28	(11.84)	11.68
Distributions from net investment income(c)	(0.49)	(0.46)	(0.67)	(0.58)	(0.42)
Net asset value, end of year	$ 113.10	$ 92.76	$ 84.53	$ 63.92	$ 76.34
Total Return(d)
Based on net asset value	22.44%	10.25%	33.49%	(15.48)%	17.94%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	0.43%	0.50%	0.95%	0.94%	0.55%
Supplemental Data
Net assets, end of year (000)	$ 60,977,920	$ 51,420,197	$ 44,198,171	$ 30,164,091	$ 36,758,412
Portfolio turnover rate(f)	22%	31%	31%	34%	14%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
322026 iShares Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

iShares S&P 500 Value ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 190.54	$ 186.86	$ 151.79	$ 155.61	$ 141.09
Net investment income(a)	3.60	3.75	3.16	3.00	2.89
Net realized and unrealized gain (loss)(b)	20.53	3.73	34.93	(3.78)	14.48
Net increase (decrease) from investment operations	24.13	7.48	38.09	(0.78)	17.37
Distributions from net investment income(c)	(3.45)	(3.80)	(3.02)	(3.04)	(2.85)
Net asset value, end of year	$ 211.22	$ 190.54	$ 186.86	$ 151.79	$ 155.61
Total Return(d)
Based on net asset value	12.74%	4.02%	25.36%	(0.35)%	12.39%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	1.77%	1.96%	1.93%	2.06%	1.92%
Supplemental Data
Net assets, end of year (000)	$ 46,606,445	$ 37,289,322	$ 33,737,251	$ 24,476,275	$ 25,886,355
Portfolio turnover rate(f)	28%	32%	32%	29%	18%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
33

Financial Highlights (continued)
(For a share outstanding throughout each period)

iShares S&P Small-Cap 600 Value ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 97.50	$ 102.77	$ 93.67	$ 102.39	$ 100.53
Net investment income(a)	1.99	1.69	1.82	1.62	1.07
Net realized and unrealized gain (loss)(b)	20.64	(5.03)	8.78	(8.96)	2.32
Net increase (decrease) from investment operations	22.63	(3.34)	10.60	(7.34)	3.39
Distributions from net investment income(c)	(1.69)	(1.93)	(1.50)	(1.38)	(1.53)
Net asset value, end of year	$ 118.44	$ 97.50	$ 102.77	$ 93.67	$ 102.39
Total Return(d)
Based on net asset value	23.37%	(3.35)%	11.46%	(7.08)%	3.38%
Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	1.84%	1.61%	1.93%	1.71%	1.04%
Supplemental Data
Net assets, end of year (000)	$ 7,627,703	$ 6,405,667	$ 7,224,804	$ 6,983,348	$ 8,549,270
Portfolio turnover rate(f)(g)	56%	52%	66%	54%	42%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
(g)	Excludes underlying investments in equity swaps.
See notes to financial statements.
342026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
S&P 100(a)	Diversified
S&P 500 Growth(a)	Diversified
S&P 500 Value	Diversified
S&P Small-Cap 600 Value	Diversified

(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’  tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Financial Statements
35

Notes to Financial Statements  (continued)
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial
362026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
S&P 500 Growth
Barclays Bank PLC	$439,216	$(435,600)	$—	$3,616
BofA Securities, Inc.	1,143,612	(1,051,200)	—	92,412
Goldman Sachs International	52,495,187	(52,209,396)	—	285,791
J.P. Morgan Securities LLC	67,567	(65,078)	—	2,489
National Financial Services LLC	2,683,895	(2,683,895)	—	—
State Street Bank & Trust Co.	1,937,011	(1,931,584)	—	5,427
Wells Fargo Bank N.A.	113,149	(112,553)	—	596
	$58,879,637	$(58,489,306)	$—	$390,331
S&P 500 Value
Barclays Bank PLC	$981,242	$(969,950)	$—	$11,292
BNP Paribas SA	431,760	(431,760)	—	—
BofA Securities, Inc.	5,065,711	(4,948,900)	—	116,811
Citigroup Global Markets, Inc.	16,709,979	(15,948,125)	—	761,854
Deutsche Bank Securities, Inc.	844,767	(797,650)	—	47,117
HSBC Bank PLC	4,212,251	(4,212,251)	—	—
Morgan Stanley	20,023,225	(20,023,225)	—	—
National Financial Services LLC	971,938	(971,938)	—	—
Nomura Securities International, Inc.	259,056	(259,056)	—	—
SG Americas Securities LLC	440,132	(415,450)	—	24,682
UBS AG	1,355,402	(1,307,130)	—	48,272
Wells Fargo Bank N.A.	2,827,137	(2,778,184)	—	48,953
	$54,122,600	$(53,063,619)	$—	$1,058,981
S&P Small-Cap 600 Value
Barclays Bank PLC	$13,950,332	$(13,950,332)	$—	$—
BNP Paribas SA	29,321,498	(29,257,390)	—	64,108
BofA Securities, Inc.	13,651,216	(13,547,425)	—	103,791
Citigroup Global Markets, Inc.	31,261,787	(31,208,074)	—	53,713
Goldman Sachs & Co. LLC	24,132,980	(23,512,394)	—	620,586
Goldman Sachs International	29,757,836	(29,622,410)	—	135,426
Notes to Financial Statements
37

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
S&P Small-Cap 600 Value (continued)
HSBC Bank PLC	$2,471,706	$(2,459,568)	$—	$12,138
J.P. Morgan Securities LLC	18,065,273	(18,065,273)	—	—
Jefferies LLC	1,188,783	(1,187,950)	—	833
Morgan Stanley	31,090,208	(30,675,582)	—	414,626
National Financial Services LLC	6,398,817	(6,372,398)	—	26,419
Nomura Securities International, Inc.	83,860	(83,860)	—	—
Pershing LLC	47,100	(47,100)	—	—
SG Americas Securities LLC	9,795,415	(9,795,415)	—	—
TD Securities (USA) LLC	134,444	(128,325)	—	6,119
UBS AG	6,549,874	(6,541,776)	—	8,098
UBS Securities LLC	937,035	(926,100)	—	10,935
Virtu Americas LLC	404,730	(404,730)	—	—
Wells Fargo Bank N.A.	3,701,422	(3,666,600)	—	34,822
Wells Fargo Securities LLC	5,672,426	(5,672,426)	—	—
	$228,616,742	$(227,125,128)	$—	$1,491,614

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
382026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Value	0.18
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
Notes to Financial Statements
39

Notes to Financial Statements  (continued)
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the year ended March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
S&P 100	$ 20,184
S&P 500 Growth	150,868
S&P 500 Value	487,902
S&P Small-Cap 600 Value	605,741
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
S&P 100	$ 744,228,210	$ 385,602,744	$ (72,769,584)
S&P 500 Growth	9,607,039,338	10,344,313,348	(373,356,687)
S&P 500 Value	8,606,611,280	7,324,763,989	60,968,105
S&P Small-Cap 600 Value	1,859,499,445	1,637,103,123	368,288,827
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
S&P 100	$ 1,096,063,716	$ 1,090,738,814
S&P 500 Growth	13,648,566,729	13,572,698,860
S&P 500 Value	11,983,299,580	11,918,238,792
S&P Small-Cap 600 Value	3,714,803,874	3,691,963,415
402026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended March 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$ 9,166,884,450	$ 11,155,183,620
S&P 500 Growth	8,547,774,669	10,299,838,767
S&P 500 Value	13,463,073,453	8,501,467,281
S&P Small-Cap 600 Value	1,219,044,013	1,263,428,265
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
S&P 100	$ 5,180,312,177	$ (5,180,312,177)
S&P 500 Growth	5,405,628,980	(5,405,628,980)
S&P 500 Value	3,093,019,604	(3,093,019,604)
S&P Small-Cap 600 Value	75,386,589	(75,386,589)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/26	Year Ended 03/31/25
S&P 100
Ordinary income	$ 218,068,999	$ 145,863,162
S&P 500 Growth
Ordinary income	$ 265,055,507	$ 255,833,646
S&P 500 Value
Ordinary income	$ 733,681,514	$ 693,932,456
S&P Small-Cap 600 Value
Ordinary income	$ 101,784,633	$ 128,110,427
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
S&P 100	$ 5,193,853	$ (655,436,351)	$ 1,517,203,066	$ 866,960,568
S&P 500 Growth	21,780,389	(3,214,967,273)	18,872,418,554	15,679,231,670
S&P 500 Value	29,665,877	(2,904,375,046)	3,388,316,527	513,607,358
S&P Small-Cap 600 Value	6,857,341	(590,779,561)	(129,633,053)	(713,555,273)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the accounting for swap agreements, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.

For the year ended March 31, 2026, the iShares S&P Small-Cap 600 Value utilized $533,693,400 of its capital loss carryforwards.
Notes to Financial Statements
41

Notes to Financial Statements  (continued)
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$ 16,254,375,515	$ 2,417,337,911	$ (900,134,845)	$ 1,517,203,066
S&P 500 Growth	42,155,600,980	19,831,402,628	(958,984,074)	18,872,418,554
S&P 500 Value	43,226,884,514	6,664,853,125	(3,276,431,279)	3,388,421,846
S&P Small-Cap 600 Value	7,972,737,448	799,943,879	(933,110,510)	(133,166,631)

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it
422026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/26		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
S&P 100
Shares sold	28,700,000	$9,184,775,151	16,400,000	$4,571,638,930
Shares redeemed	(34,100,000)	(11,174,622,181)	(2,350,000)	(645,896,105)
	(5,400,000)	$(1,989,847,030)	14,050,000	$3,925,742,825
S&P 500 Growth
Shares sold	75,300,000	$8,567,953,720	127,000,000	$11,949,199,662
Shares redeemed	(90,500,000)	(10,272,400,971)	(95,500,000)	(9,179,151,626)
	(15,200,000)	$(1,704,447,251)	31,500,000	$2,770,048,036
S&P 500 Value
Shares sold	65,750,000	$13,510,418,540	50,550,000	$9,696,343,900
Shares redeemed	(40,800,000)	(8,486,533,242)	(35,400,000)	(6,763,868,949)
	24,950,000	$5,023,885,298	15,150,000	$2,932,474,951
S&P Small-Cap 600 Value
Shares sold	10,700,000	$1,230,958,074	13,400,000	$1,447,744,012
Shares redeemed	(12,000,000)	(1,245,361,345)	(18,000,000)	(1,872,454,765)
	(1,300,000)	$(14,403,271)	(4,600,000)	$(424,710,753)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
43

Notes to Financial Statements  (continued)
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
442026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares S&P 100 ETF iShares S&P 500 Growth ETF iShares S&P 500 Value ETF iShares S&P Small-Cap 600 Value ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
45

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Dividend Income
S&P 100	$ 261,006,049
S&P 500 Growth	358,811,705
S&P 500 Value	780,221,866
S&P Small-Cap 600 Value	102,900,909
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Business Income
S&P 100	$ 2,772,092
S&P 500 Growth	10,093,807
S&P 500 Value	36,282,746
S&P Small-Cap 600 Value	18,009,362
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
S&P 100	100.00%
S&P 500 Growth	100.00
S&P 500 Value	98.86
S&P Small-Cap 600 Value	91.21
462026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
47

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
482026 iShares Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca
●iShares Core S&P Small-Cap ETF | IJR | NYSE Arca
●iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ
●iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

2

Schedule of Investments
March 31, 2026
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.5%
AeroVironment, Inc.(a)(b)	1,055,546	$ 193,217,695
ATI, Inc.(a)(b)	4,505,313	655,342,829
BWX Technologies, Inc.(b)	3,031,729	619,958,263
Carpenter Technology Corp.	1,651,662	651,002,577
Curtiss-Wright Corp.	1,222,655	832,774,774
Hexcel Corp.	2,513,961	203,454,864
Kratos Defense & Security Solutions, Inc.(a)(b)	6,121,895	431,654,817
Moog, Inc., Class A	942,930	275,939,035
StandardAero, Inc.(a)(b)	6,284,198	162,320,834
Woodward, Inc.(b)	1,976,934	707,584,217
		4,733,249,905
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.(a)(b)	3,794,401	196,739,692
Automobile Components — 1.1%
Autoliv, Inc.	2,277,368	239,488,019
BorgWarner, Inc.	6,865,855	372,541,292
Gentex Corp.	7,254,672	158,514,583
Goodyear Tire & Rubber Co. (The)(a)(b)	9,484,859	62,884,615
Lear Corp.	1,682,959	203,772,676
Visteon Corp.	904,101	82,372,642
		1,119,573,827
Automobiles — 0.2%
Harley-Davidson, Inc.	3,932,211	79,509,306
Thor Industries, Inc.	1,750,800	139,871,412
		219,380,718
Banks — 5.9%
Associated Banc-Corp	5,420,912	140,184,784
Bank OZK	3,427,536	157,289,627
Columbia Banking System, Inc.	9,788,748	268,505,358
Commerce Bancshares, Inc.	4,540,807	223,407,704
Cullen/Frost Bankers, Inc.	2,096,180	287,344,354
East West Bancorp, Inc.	4,562,435	487,085,561
First Financial Bankshares, Inc.	4,318,298	127,173,876
First Horizon Corp.	16,082,838	366,045,393
Flagstar Bank N.A.(b)	9,924,166	130,701,266
FNB Corp.	11,839,184	197,951,156
Glacier Bancorp, Inc.	4,263,634	190,456,531
Hancock Whitney Corp.	2,725,697	173,327,072
Home BancShares, Inc.	6,061,784	163,243,843
International Bancshares Corp.	1,792,029	120,585,631
Old National Bancorp	11,491,118	253,953,708
Pinnacle Financial Partners, Inc.	4,992,078	430,017,599
Prosperity Bancshares, Inc.	3,351,849	225,177,216
Southstate Bank Corp.	3,284,853	303,914,600
Texas Capital Bancshares, Inc.(a)	1,463,795	138,884,870
UMB Financial Corp.	2,365,964	266,857,080
United Bankshares, Inc.	4,627,511	191,671,506
Valley National Bancorp	15,861,448	194,778,581
Webster Financial Corp.	5,346,673	371,166,040
Western Alliance Bancorp	3,402,822	241,089,939
Wintrust Financial Corp.	2,219,210	308,337,037
Zions Bancorp N.A.	4,892,347	281,897,034
		6,241,047,366
Beverages — 0.6%
Boston Beer Co., Inc. (The), Class A(a)(b)	254,880	58,724,352
Celsius Holdings, Inc.(a)(b)	5,295,835	187,896,226
Coca-Cola Consolidated, Inc.	1,875,836	359,672,794
		606,293,372
Security	Shares	Value
Biotechnology — 3.0%
Arrowhead Pharmaceuticals, Inc.(a)(b)	4,640,039	$ 290,930,445
BioMarin Pharmaceutical, Inc.(a)(b)	6,370,610	359,875,759
Cytokinetics, Inc.(a)(b)	4,051,248	267,017,756
Exelixis, Inc.(a)(b)	8,612,088	369,372,454
Halozyme Therapeutics, Inc.(a)(b)	3,896,622	251,838,680
Neurocrine Biosciences, Inc.(a)	3,328,052	438,437,571
Roivant Sciences Ltd.(a)(b)	14,951,732	414,162,976
United Therapeutics Corp.(a)(b)	1,427,816	846,666,332
		3,238,301,973
Broadline Retail — 0.3%
Macy’s, Inc.	8,810,070	159,374,166
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	2,032,305	187,053,352
		346,427,518
Building Products — 1.8%
AAON, Inc.(b)	2,242,202	185,542,215
Advanced Drainage Systems, Inc.	2,376,538	325,894,656
Carlisle Cos., Inc.	1,352,606	451,256,414
Fortune Brands Innovations, Inc.	3,980,789	155,131,347
Owens Corning	2,723,469	294,733,815
Simpson Manufacturing Co., Inc.	1,373,724	235,758,513
Trex Co., Inc.(a)	3,553,928	129,434,058
UFP Industries, Inc.	1,930,338	177,822,737
		1,955,573,755
Capital Markets — 2.6%
Affiliated Managers Group, Inc.(b)	933,096	258,187,663
Carlyle Group, Inc. (The)	8,604,963	416,394,160
Evercore, Inc., Class A	1,282,556	382,855,791
Federated Hermes, Inc., Class B, NVS	2,448,741	138,868,102
Hamilton Lane, Inc., Class A	1,353,952	134,582,829
Houlihan Lokey, Inc., Class A	1,800,994	258,658,758
Janus Henderson Group PLC	4,084,208	209,805,765
Jefferies Financial Group, Inc.	5,478,962	226,116,762
Morningstar, Inc.	760,699	128,596,166
SEI Investments Co.	3,078,167	241,543,764
Stifel Financial Corp.	5,056,829	373,800,800
		2,769,410,560
Chemicals — 1.7%
Ashland, Inc.	1,516,257	84,319,052
Avient Corp.	3,033,944	110,132,167
Axalta Coating Systems Ltd.(a)	7,071,043	195,867,891
Cabot Corp.	1,733,724	130,566,755
NewMarket Corp.	258,406	165,625,326
Olin Corp.	3,764,121	111,907,317
RPM International, Inc.	4,247,076	422,159,355
Scotts Miracle-Gro Co. (The)	1,484,209	90,254,749
Solstice Advanced Materials, Inc.	5,264,127	400,915,912
Westlake Corp.	1,105,059	129,092,992
		1,840,841,516
Commercial Services & Supplies — 1.6%
Brink’s Co. (The)	1,376,611	142,658,198
Clean Harbors, Inc.(a)	1,665,557	477,565,158
MSA Safety, Inc.	1,207,721	198,005,858
RB Global, Inc.(b)	6,157,634	590,209,219
Tetra Tech, Inc.(b)	8,641,925	260,294,781
		1,668,733,214
Construction & Engineering — 2.6%
AECOM	4,287,245	363,644,121
API Group Corp.(a)(b)	12,723,795	515,568,173
Dycom Industries, Inc.(a)(b)	993,803	336,720,332
Fluor Corp.(a)	5,340,844	249,150,373
Schedule of Investments
3

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
MasTec, Inc.(a)	2,033,959	$ 654,405,969
Sterling Infrastructure, Inc.(a)(b)	1,018,643	414,862,735
Valmont Industries, Inc.	653,443	261,096,219
		2,795,447,922
Construction Materials — 0.3%
Eagle Materials, Inc.(b)	1,041,448	197,302,324
Knife River Corp.(a)(b)	1,877,627	153,308,244
		350,610,568
Consumer Finance — 0.7%
Ally Financial, Inc.	9,309,065	365,194,620
FirstCash Holdings, Inc.	1,283,952	241,382,976
SLM Corp.	6,600,237	141,311,074
		747,888,670
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc., Class A	12,260,579	208,920,266
BJ’s Wholesale Club Holdings, Inc.(a)(b)	4,338,962	427,040,640
Casey’s General Stores, Inc.(b)	1,229,145	894,645,480
Maplebear, Inc.(a)(b)	6,089,336	228,106,527
Performance Food Group Co.(a)(b)	5,209,466	446,242,857
Sprouts Farmers Market, Inc.(a)(b)	3,226,365	248,849,532
U.S. Foods Holding Corp.(a)(b)	7,313,304	674,359,762
		3,128,165,064
Containers & Packaging — 1.0%
AptarGroup, Inc.	2,135,305	269,091,136
Crown Holdings, Inc.	3,716,997	372,628,949
Graphic Packaging Holding Co.	9,779,095	97,204,204
Greif, Inc., Class A, NVS	820,191	55,010,211
Silgan Holdings, Inc.	2,906,030	112,753,964
Sonoco Products Co.	3,273,000	177,036,570
		1,083,725,034
Diversified Consumer Services — 0.9%
Duolingo, Inc., Class A(a)(b)	1,325,858	130,689,823
Graham Holdings Co., Class B	112,891	119,355,139
Grand Canyon Education, Inc.(a)	915,520	155,665,866
H&R Block, Inc.	4,200,232	133,315,364
Service Corp. International	4,616,709	380,924,659
		919,950,851
Diversified REITs — 0.5%
WP Carey, Inc.	7,266,947	493,861,718
Electric Utilities — 0.9%
IDACORP, Inc.	1,792,596	256,287,450
OGE Energy Corp.	6,808,269	326,524,581
Portland General Electric Co.	3,727,410	196,695,426
TXNM Energy, Inc.	3,248,165	189,887,726
		969,395,183
Electrical Equipment — 2.3%
Acuity, Inc.	1,010,360	283,123,079
EnerSys(b)	1,221,104	212,130,187
Nextpower, Inc., Class A(a)(b)	4,923,534	593,532,024
nVent Electric PLC	5,350,736	632,885,054
Regal Rexnord Corp.	2,201,874	412,322,925
Sensata Technologies Holding PLC	4,827,013	170,007,398
Vicor Corp.(a)(b)	752,844	121,207,884
		2,425,208,551
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc.(b)	1,251,602	403,904,481
Arrow Electronics, Inc.(a)(b)	1,692,779	242,761,436
Avnet, Inc.	2,714,848	167,288,934
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.(b)	1,302,132	$ 149,523,818
Cognex Corp.	5,490,754	268,992,038
Crane NXT Co.	1,636,314	66,417,985
Fabrinet(a)(b)	1,188,056	619,594,965
Flex Ltd.(a)(b)	12,192,230	798,103,376
IPG Photonics Corp.(a)(b)	837,571	95,977,261
Littelfuse, Inc.	825,950	280,286,133
Novanta, Inc.(a)(b)	1,187,711	140,280,546
TD SYNNEX Corp.	2,486,416	419,483,243
TTM Technologies, Inc.(a)	3,426,744	333,833,401
Vontier Corp.(b)	4,691,889	166,421,303
		4,152,868,920
Energy Equipment & Services — 1.5%
NOV, Inc.	11,942,050	224,629,960
TechnipFMC PLC	13,414,065	927,314,313
Valaris Ltd.(a)(b)	2,135,990	209,412,460
Weatherford International PLC	2,376,429	224,762,655
		1,586,119,388
Entertainment — 0.1%
Warner Music Group Corp., Class A	4,873,395	124,466,508
Financial Services — 1.2%
Equitable Holdings, Inc.	7,935,364	294,481,358
Essent Group Ltd.	3,162,927	184,841,454
Euronet Worldwide, Inc.(a)(b)	1,295,585	85,987,976
MGIC Investment Corp.	7,268,759	190,804,924
Shift4 Payments, Inc., Class A(a)(b)	2,238,705	97,898,570
Voya Financial, Inc.	3,114,664	212,793,844
WEX, Inc.(a)(b)	1,136,201	173,884,201
		1,240,692,327
Food Products — 0.8%
Darling Ingredients, Inc.(a)(b)	5,241,531	324,188,692
Flowers Foods, Inc.	6,997,294	57,027,946
Ingredion, Inc.	2,089,728	235,428,757
Marzetti Co. (The)	672,337	93,004,377
Pilgrim’s Pride Corp.	1,427,135	53,888,618
Post Holdings, Inc.(a)(b)	1,398,342	138,240,090
		901,778,480
Gas Utilities — 1.2%
National Fuel Gas Co.	3,151,250	296,091,450
New Jersey Resources Corp.	3,341,463	183,513,148
ONE Gas, Inc.	1,991,047	171,488,878
Southwest Gas Holdings, Inc.	2,128,740	184,987,506
Spire, Inc.	1,960,929	177,542,512
UGI Corp.	7,111,998	259,018,967
		1,272,642,461
Ground Transportation — 1.8%
Avis Budget Group, Inc.(a)(b)	563,494	82,185,600
Knight-Swift Transportation Holdings, Inc.	5,383,736	309,995,519
Landstar System, Inc.	1,128,589	180,924,103
Ryder System, Inc.	1,307,771	267,713,801
Saia, Inc.(a)(b)	883,612	310,395,223
XPO, Inc.(a)(b)	3,884,632	755,755,156
		1,906,969,402
Health Care Equipment & Supplies — 1.5%
DENTSPLY SIRONA, Inc.	6,612,137	76,700,789
Envista Holdings Corp.(a)	5,430,016	137,759,506
Globus Medical, Inc., Class A(a)(b)	3,691,535	318,062,656
Haemonetics Corp.(a)(b)	1,539,820	86,784,255
Lantheus Holdings, Inc.(a)(b)	2,197,233	166,660,123
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
LivaNova PLC(a)(b)	1,809,393	$ 115,005,019
Masimo Corp.(a)(b)	1,514,339	269,355,478
Penumbra, Inc.(a)(b)	1,300,917	427,182,115
		1,597,509,941
Health Care Providers & Services — 1.8%
Chemed Corp.(b)	469,357	177,294,913
Encompass Health Corp.	3,333,953	322,493,274
Ensign Group, Inc. (The)(b)	1,912,578	385,384,467
HealthEquity, Inc.(a)(b)	2,830,950	236,582,491
Hims & Hers Health, Inc., Class A(a)(b)	6,902,257	143,290,855
Option Care Health, Inc.(a)(b)	5,259,602	141,588,486
Tenet Healthcare Corp.(a)(b)	2,914,277	549,953,213
		1,956,587,699
Health Care REITs — 1.3%
American Healthcare REIT, Inc.	5,878,474	277,228,834
CareTrust REIT, Inc.	7,402,435	271,299,243
Healthcare Realty Trust, Inc.	11,559,188	196,390,604
Omega Healthcare Investors, Inc.	9,801,192	429,488,233
Sabra Health Care REIT, Inc.	8,361,285	160,787,511
		1,335,194,425
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)(b)	4,433,892	103,309,684
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.	6,623,668	69,747,224
Hotels, Restaurants & Leisure — 2.6%
Aramark	8,715,722	353,335,370
Boyd Gaming Corp.	1,915,575	157,421,953
Cava Group, Inc.(a)(b)	3,305,116	267,383,884
Choice Hotels International, Inc.(b)	684,862	70,883,217
Churchill Downs, Inc.	2,194,941	197,171,550
Dutch Bros, Inc., Class A(a)(b)	4,209,191	213,237,616
Hilton Grand Vacations, Inc.(a)(b)	1,984,075	77,617,014
Hyatt Hotels Corp., Class A(b)	1,369,664	196,943,987
Planet Fitness, Inc., Class A(a)(b)	2,749,616	204,516,438
Texas Roadhouse, Inc.	2,193,422	362,221,709
Travel + Leisure Co.	2,131,378	147,470,044
Vail Resorts, Inc.	1,185,486	152,121,564
Wingstop, Inc.(b)	920,650	142,673,131
Wyndham Hotels & Resorts, Inc.	2,506,605	203,611,524
		2,746,609,001
Household Durables — 1.6%
KB Home	2,093,257	108,326,050
Somnigroup International, Inc.	6,960,600	514,527,552
Taylor Morrison Home Corp., Class A(a)	3,238,161	188,590,497
Toll Brothers, Inc.	3,141,943	428,780,961
TopBuild Corp.(a)(b)	925,603	325,164,334
Whirlpool Corp.	2,105,255	113,515,349
		1,678,904,743
Independent Power and Renewable Electricity Producers — 0.7%
Ormat Technologies, Inc.(b)	2,013,967	225,403,187
Talen Energy Corp.(a)(b)	1,515,045	483,647,815
		709,051,002
Industrial REITs — 1.0%
EastGroup Properties, Inc.	1,764,266	326,547,994
First Industrial Realty Trust, Inc.	4,395,693	254,290,840
Rexford Industrial Realty, Inc.	7,628,375	249,676,714
STAG Industrial, Inc.	6,329,964	228,258,502
		1,058,774,050
Security	Shares	Value
Insurance — 3.6%
American Financial Group, Inc.	2,293,797	$ 292,940,815
Brighthouse Financial, Inc.(a)(b)	1,894,752	113,457,750
CNO Financial Group, Inc.	3,131,329	128,572,369
Fidelity National Financial, Inc., Class A	8,451,058	391,960,070
First American Financial Corp.	3,376,449	203,566,110
Hanover Insurance Group, Inc. (The)	1,174,420	203,585,707
Kinsale Capital Group, Inc.(b)	733,017	250,442,588
Old Republic International Corp.	7,543,300	300,977,670
Primerica, Inc.	1,058,683	265,178,918
Reinsurance Group of America, Inc.	2,179,079	444,880,769
RenaissanceRe Holdings Ltd.(b)	1,442,169	428,655,892
RLI Corp.	3,043,110	173,578,994
Ryan Specialty Holdings, Inc., Class A	3,782,813	127,632,110
Selective Insurance Group, Inc.	1,990,769	150,084,075
Unum Group	5,055,158	369,178,189
		3,844,692,026
Interactive Media & Services — 0.3%
Pinterest, Inc., Class A(a)(b)	19,414,109	356,054,759
IT Services — 1.1%
Kyndryl Holdings, Inc.(a)(b)	7,573,511	99,364,464
Okta, Inc., Class A(a)	5,619,336	442,297,936
Twilio, Inc., Class A(a)(b)	5,027,530	632,563,825
		1,174,226,225
Leisure Products — 0.5%
Brunswick Corp.	2,155,054	156,801,729
Mattel, Inc.(a)(b)	10,298,310	149,634,444
Polaris, Inc.	1,770,519	96,493,286
YETI Holdings, Inc.(a)(b)	2,578,203	94,336,448
		497,265,907
Life Sciences Tools & Services — 1.7%
Avantor, Inc.(a)(b)	22,599,920	177,183,373
Bio-Rad Laboratories, Inc., Class A(a)(b)	603,424	168,204,440
Bruker Corp.	3,675,242	132,749,741
Illumina, Inc.(a)(b)	5,070,204	624,953,345
Medpace Holdings, Inc.(a)(b)	743,539	357,039,992
Repligen Corp.(a)(b)	1,753,352	206,579,933
Sotera Health Co.(a)(b)	7,719,035	110,690,962
		1,777,401,786
Machinery — 5.9%
AGCO Corp.	1,993,462	230,982,442
Chart Industries, Inc.(a)	1,490,766	308,215,871
CNH Industrial NV	29,322,697	322,549,667
Crane Co.	1,623,862	277,680,402
Donaldson Co., Inc.	3,824,867	324,616,462
Esab Corp.	1,893,760	183,050,842
Flowserve Corp.	4,212,886	309,689,250
Graco, Inc.	5,497,818	465,390,294
ITT, Inc.	2,851,830	543,359,170
Lincoln Electric Holdings, Inc.	1,824,732	454,504,247
Middleby Corp. (The)(a)	1,535,493	203,575,662
Mueller Industries, Inc.	3,681,303	407,888,372
Oshkosh Corp.	2,097,868	308,827,148
RBC Bearings, Inc.(a)(b)	1,048,453	569,435,793
SPX Technologies, Inc.(a)(b)	1,652,775	330,455,834
Terex Corp.	3,767,451	222,656,354
Timken Co. (The)	2,100,388	211,236,021
Toro Co. (The)	3,232,853	302,077,784
Watts Water Technologies, Inc., Class A	909,681	264,071,297
		6,240,262,912
Schedule of Investments
5

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Marine Transportation — 0.2%
Kirby Corp.(a)	1,795,894	$ 238,638,395
Media — 0.6%
New York Times Co. (The), Class A	5,357,640	448,595,197
Nexstar Media Group, Inc., Class A	944,598	170,811,657
		619,406,854
Metals & Mining — 2.6%
Alcoa Corp.	8,587,413	569,603,104
Cleveland-Cliffs, Inc.(a)(b)	18,977,105	160,356,537
Commercial Metals Co.	3,674,914	225,749,967
Hecla Mining Co.(b)	22,220,773	413,973,001
MP Materials Corp., Class A(a)(b)	4,463,114	215,389,882
Reliance, Inc.	1,733,822	526,943,182
Royal Gold, Inc.	2,686,689	683,735,484
		2,795,751,157
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	23,822,080	503,836,992
Starwood Property Trust, Inc.	11,534,645	198,626,587
		702,463,579
Multi-Utilities — 0.3%
Black Hills Corp.	2,504,576	173,842,620
Northwestern Energy Group, Inc.	2,035,936	134,249,620
		308,092,240
Office REITs — 0.4%
COPT Defense Properties	3,743,218	114,542,471
Cousins Properties, Inc.	5,566,061	125,625,997
Kilroy Realty Corp.	3,612,526	101,909,358
Vornado Realty Trust	5,306,915	137,926,721
		480,004,547
Oil, Gas & Consumable Fuels — 3.9%
Antero Midstream Corp.	10,972,833	250,180,593
Antero Resources Corp.(a)(b)	9,719,266	412,485,649
Chord Energy Corp.	1,886,024	268,154,892
CNX Resources Corp.(a)(b)	4,717,393	181,855,500
DT Midstream, Inc.	3,371,533	454,044,349
HF Sinclair Corp.	5,180,839	323,232,545
Matador Resources Co.	3,870,656	244,548,046
Murphy Oil Corp.	4,445,811	183,389,704
Ovintiv, Inc.	9,207,628	546,564,798
PBF Energy, Inc., Class A	2,752,873	131,091,812
Permian Resources Corp., Class A	24,550,571	523,418,174
Range Resources Corp.	7,856,917	354,975,510
Viper Energy, Inc., Class A	6,157,266	289,329,929
		4,163,271,501
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	2,099,905	152,768,089
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)(b)	3,798,633	139,713,722
American Airlines Group, Inc.(a)(b)	21,879,104	234,981,577
		374,695,299
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)(b)	3,885,736	62,521,492
Coty, Inc., Class A(a)(b)	12,263,060	24,648,751
elf Beauty, Inc.(a)(b)	1,956,718	118,596,678
		205,766,921
Pharmaceuticals — 0.7%
Elanco Animal Health, Inc.(a)(b)	16,476,227	394,276,112
Jazz Pharmaceuticals PLC(a)(b)	2,014,986	380,933,103
		775,209,215
Security	Shares	Value
Professional Services — 2.6%
Booz Allen Hamilton Holding Corp., Class A	3,995,924	$ 311,801,950
CACI International, Inc., Class A(a)(b)	732,376	398,317,335
Concentrix Corp.	1,449,155	39,648,881
ExlService Holdings, Inc.(a)	5,207,208	158,559,484
Exponent, Inc.	1,653,014	107,859,163
FTI Consulting, Inc.(a)(b)	1,004,315	177,532,763
Genpact Ltd.	5,249,120	195,529,720
KBR, Inc.	4,207,847	155,101,240
Maximus, Inc.	1,807,400	115,854,340
Parsons Corp.(a)(b)	1,753,392	94,981,245
Paylocity Holding Corp.(a)	1,445,976	156,223,247
Science Applications International Corp.	1,498,045	142,194,431
TransUnion(b)	6,380,105	441,439,465
UL Solutions, Inc., Class A(b)	2,559,855	219,405,172
		2,714,448,436
Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.(a)(b)	1,565,008	476,263,235
Residential REITs — 0.8%
American Homes 4 Rent, Class A	10,802,439	301,604,097
Equity LifeStyle Properties, Inc.	6,427,697	401,216,847
Independence Realty Trust, Inc.	7,848,059	116,857,598
		819,678,542
Retail REITs — 1.0%
Agree Realty Corp.	3,970,744	299,314,683
Brixmor Property Group, Inc.	10,158,818	292,573,959
Kite Realty Group Trust	7,173,893	176,119,073
NNN REIT, Inc.	6,293,577	264,519,041
		1,032,526,756
Semiconductors & Semiconductor Equipment — 3.7%
Allegro MicroSystems, Inc.(a)(b)	4,113,609	129,702,092
Amkor Technology, Inc.	3,769,490	169,740,135
Cirrus Logic, Inc.(a)(b)	1,692,028	244,701,089
Entegris, Inc.(b)	5,040,410	590,937,668
Lattice Semiconductor Corp.(a)(b)	4,535,850	420,745,446
MACOM Technology Solutions Holdings, Inc.(a)(b)	2,139,163	475,043,928
MKS, Inc.	2,227,313	511,858,801
Onto Innovation, Inc.(a)	1,646,661	337,680,771
Rambus, Inc.(a)(b)	3,570,104	307,136,047
Silicon Laboratories, Inc.(a)(b)	1,093,350	227,580,803
SiTime Corp.(a)(b)	732,863	253,094,237
Synaptics, Inc.(a)(b)	1,283,359	89,886,464
Universal Display Corp.	1,465,026	134,284,283
		3,892,391,764
Software — 3.0%
Appfolio, Inc., Class A(a)(b)	806,337	127,256,105
Bentley Systems, Inc., Class B(b)	4,934,818	173,310,808
BILL Holdings, Inc.(a)(b)	2,918,411	111,775,141
Blackbaud, Inc.(a)	1,186,081	45,794,588
Commvault Systems, Inc.(a)	1,457,096	113,493,208
Docusign, Inc.(a)	6,636,039	314,614,609
Dolby Laboratories, Inc., Class A	2,017,384	121,164,083
Dropbox, Inc., Class A(a)(b)	5,779,546	131,311,285
Dynatrace, Inc.(a)(b)	9,890,089	365,735,491
Guidewire Software, Inc.(a)(b)	2,819,263	421,648,974
InterDigital, Inc.	851,987	257,300,074
Manhattan Associates, Inc.(a)(b)	1,985,071	264,252,652
Nutanix, Inc., Class A(a)(b)	8,966,570	340,819,326
Pegasystems, Inc.	3,024,702	128,731,317
62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Mid-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Qualys, Inc.(a)(b)	1,188,138	$ 104,377,923
UiPath, Inc., Class A(a)(b)	14,188,817	157,495,869
		3,179,081,453
Specialized REITs — 1.4%
CubeSmart	7,555,960	276,925,934
EPR Properties	2,522,847	126,041,436
Gaming & Leisure Properties, Inc.	9,384,645	416,396,699
Lamar Advertising Co., Class A	2,880,418	364,833,744
National Storage Affiliates Trust	2,345,339	88,513,094
Rayonier, Inc.	9,216,178	190,037,590
		1,462,748,497
Specialty Retail — 3.4%
Abercrombie & Fitch Co., Class A(a)	1,519,505	138,837,172
AutoNation, Inc.(a)(b)	862,619	168,434,986
Bath & Body Works, Inc.	6,783,529	126,648,486
Burlington Stores, Inc.(a)	2,061,969	670,923,473
Chewy, Inc., Class A(a)(b)	7,903,353	213,390,531
Dick’s Sporting Goods, Inc.	2,201,929	436,620,501
Five Below, Inc.(a)	1,829,078	417,907,741
Floor & Decor Holdings, Inc., Class A(a)(b)	3,570,487	181,380,740
GameStop Corp., Class A(a)(b)	13,657,218	314,662,303
Gap, Inc. (The)	7,517,399	181,921,056
Lithia Motors, Inc., Class A	803,560	200,665,003
Murphy U.S.A., Inc.(b)	560,457	276,848,944
Penske Automotive Group, Inc.(b)	611,013	91,358,664
RH(a)(b)	513,194	71,754,785
Valvoline, Inc.(a)	4,218,573	142,081,539
		3,633,435,924
Technology Hardware, Storage & Peripherals — 0.6%
Everpure, Inc., Class A(a)(b)	10,399,964	614,013,875
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)(b)	3,948,420	69,571,160
Columbia Sportswear Co.	845,308	46,331,332
Crocs, Inc.(a)(b)	1,664,548	138,190,775
PVH Corp.(b)	1,517,683	105,873,566
VF Corp.	10,890,168	185,023,954
		544,990,787
Security	Shares	Value
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	1,236,928	$ 328,181,737
Core & Main, Inc., Class A(a)(b)	6,256,006	309,046,696
GATX Corp.	1,182,974	201,980,981
MSC Industrial Direct Co., Inc., Class A	1,516,197	139,899,497
Watsco, Inc.	1,158,142	421,320,478
WESCO International, Inc.	1,573,151	430,445,577
		1,830,874,966
Water Utilities — 0.4%
Essential Utilities, Inc.	9,383,612	377,878,055
Total Long-Term Investments — 99.5% (Cost: $87,850,710,037)		105,575,355,934
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	3,954,990,184	3,955,781,182
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	472,044,659	472,044,659
Total Short-Term Securities — 4.1% (Cost: $4,426,572,302)		4,427,825,841
Total Investments — 103.6% (Cost: $92,277,282,339)		110,003,181,775
Liabilities in Excess of Other Assets — (3.6)%		(3,870,547,549)
Net Assets — 100.0%		$ 106,132,634,226

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
7

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Mid-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,933,875,204	$ 23,119,527 (a)	$ —	$ (312,296)	$ (901,253)	$ 3,955,781,182	3,954,990,184	$ 11,620,224 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	396,535,059	75,509,600 (a)	—	—	—	472,044,659	472,044,659	12,078,018	—
				$ (312,296)	$ (901,253)	$ 4,427,825,841		$ 23,698,242	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	811	06/18/26	$ 275,456	$ 2,584,364
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Bank OZK	BNP Paribas SA	USD	478,226	09/07/27	0.20%	1D OBFR01	Monthly	$ 3,619
Corebridge Financial, Inc.	JPMorgan Chase Bank N.A.		201,984,850	02/09/27	0.40%	1D OBFR01	Monthly	(11,119,166)
Corebridge Financial, Inc.	Merrill Lynch International		10,934,197	02/15/28	0.40%	1D OBFR01	Monthly	29,282
Equitable Holdings, Inc.	Goldman Sachs Bank USA		28,257,398	08/18/26	0.40%	1D FEDL01	Monthly	(513,739)
Equitable Holdings, Inc.	HSBC Bank PLC		27,707,889	02/09/28	0.40%	1D OBFR01	Monthly	(1,584,341)
WESCO International, Inc.	BNP Paribas SA		9,828,873	09/07/27	0.20%	1D OBFR01	Monthly	760,221
Total long positions of equity swaps								(12,424,124)
Net dividends and financing fees								(667,141)
Total equity swap contracts including dividends and financing fees								$ (13,091,265)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 793,122	$ (13,884,387)
82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Mid-Cap ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,584,364	$ —	$ —	$ —	$ 2,584,364
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	793,122	—	—	—	793,122
	$ —	$ —	$ 3,377,486	$ —	$ —	$ —	$ 3,377,486
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ 13,884,387	$ —	$ —	$ —	$ 13,884,387

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 13,127,737	$ —	$ —	$ —	$ 13,127,737
Swaps	—	—	(61,153,574)	—	—	—	(61,153,574)
	$ —	$ —	$ (48,025,837)	$ —	$ —	$ —	$ (48,025,837)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,816,903)	$ —	$ —	$ —	$ (1,816,903)
Swaps	—	—	(17,425,307)	—	—	—	(17,425,307)
	$ —	$ —	$ (19,242,210)	$ —	$ —	$ —	$ (19,242,210)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 187,808,578
Equity swaps:
Average notional value — long	227,993,744

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 7,745,050	$ —
Swaps — OTC(a)	793,122	13,884,387
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 8,538,172	$ 13,884,387
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(7,745,050)	(667,141)
Total derivative assets and liabilities subject to an MNA	$ 793,122	$ 13,217,246

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
Schedule of Investments
9

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Mid-Cap ETF
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
BNP Paribas SA	$ 763,840	$ —	$ —	$ (763,840)	$ —
Merrill Lynch International	29,282	—	—	—	29,282
	$ 793,122	$ —	$ —	$ (763,840)	$ 29,282
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs Bank USA	$ 513,739	$ —	$ —	$ (513,739)	$ —
HSBC Bank PLC	1,584,341	—	—	(1,584,341)	—
JPMorgan Chase Bank N.A.	11,119,166	—	—	(11,119,166)	—
	$ 13,217,246	$ —	$ —	$ (13,217,246)	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 105,575,355,934	$ —	$ —	$ 105,575,355,934
Short-Term Securities
Money Market Funds	4,427,825,841	—	—	4,427,825,841
	$ 110,003,181,775	$ —	$ —	$ 110,003,181,775
Derivative Financial Instruments(a)(b)
Assets
Equity Contracts	$ 2,584,364	$ 793,122	$ —	$ 3,377,486
Liabilities
Equity Contracts	—	(13,884,387)	—	(13,884,387)
	$ 2,584,364	$ (13,091,265)	$ —	$ (10,506,901)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
102026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.9%
AAR Corp.(a)(b)(c)	2,345,031	$ 256,687,093
Mercury Systems, Inc.(a)(b)(c)	3,172,565	231,311,714
National Presto Industries, Inc.(c)	317,640	43,535,738
VSE Corp.(a)(c)	1,730,040	319,019,376
		850,553,921
Air Freight & Logistics — 0.2%
Forward Air Corp.(b)(c)	1,332,336	22,263,335
Hub Group, Inc., Class A(a)	3,637,653	131,101,014
		153,364,349
Automobile Components — 1.5%
Adient PLC(a)(b)(c)	4,703,000	95,047,630
Dana, Inc.(a)	6,745,519	226,986,714
Dauch Corp.(a)(b)(c)	14,163,686	83,990,658
Dorman Products, Inc.(a)(b)(c)	1,670,448	174,327,953
Fox Factory Holding Corp.(a)(b)(c)	2,508,227	41,285,416
Gentherm, Inc.(a)(b)(c)	1,829,257	50,816,759
LCI Industries(a)	1,453,320	178,729,294
Patrick Industries, Inc.(a)	1,998,864	222,013,824
Phinia, Inc.(a)	2,276,936	155,833,500
Standard Motor Products, Inc.(a)	1,254,055	43,565,871
XPEL, Inc.(a)(b)(c)	1,511,474	66,897,839
		1,339,495,458
Automobiles — 0.1%
Winnebago Industries, Inc.(a)	1,693,388	52,478,094
Banks — 8.5%
Ameris Bancorp(a)	3,855,423	300,684,440
Atlantic Union Bankshares Corp.(a)	8,509,597	304,132,997
Axos Financial, Inc.(a)(b)(c)	3,405,995	289,816,115
Banc of California, Inc.(a)	8,061,751	141,725,583
BancFirst Corp.	1,248,736	135,487,856
Bancorp, Inc. (The)(a)(b)(c)	2,544,448	136,713,191
Bank of Hawaii Corp.(a)	2,361,026	175,306,181
BankUnited, Inc.(a)	4,368,801	197,295,053
Banner Corp.(a)	2,060,626	125,038,786
Beacon Financial Corp.(a)	4,979,548	149,386,440
Capitol Federal Financial, Inc.(a)	7,168,017	51,107,961
Cathay General Bancorp(a)	4,038,301	201,349,688
Central Pacific Financial Corp.(a)	1,553,699	49,656,220
City Holding Co.(a)	864,737	103,353,366
Community Financial System, Inc.(a)	3,161,900	185,445,435
Customers Bancorp, Inc.(a)(b)(c)	1,920,992	133,336,055
CVB Financial Corp.(a)	7,652,145	148,375,092
Dime Community Bancshares, Inc.(a)	2,448,364	82,803,670
Eagle Bancorp, Inc.(a)(c)	1,658,439	41,245,378
FB Financial Corp.	2,423,893	125,897,002
First BanCorp/Puerto Rico(a)	9,349,569	199,706,794
First Bancorp/Southern Pines NC(a)	2,490,012	140,312,176
First Commonwealth Financial Corp.(a)	6,151,497	108,143,317
First Financial Bancorp(a)	6,248,806	174,216,711
First Hawaiian, Inc.(a)	7,361,976	181,399,089
First Interstate BancSystem, Inc., Class A(a)	5,283,094	176,455,340
Fulton Financial Corp.(a)	10,780,386	219,273,051
Hanmi Financial Corp.(a)	1,781,510	46,960,604
Heritage Financial Corp.(a)	2,467,767	64,161,942
Hilltop Holdings, Inc.	2,501,810	89,614,834
Hope Bancorp, Inc.(a)	7,732,101	86,367,568
Independent Bank Corp.(a)	2,979,269	224,070,821
Lakeland Financial Corp.(a)	1,513,852	86,864,828
National Bank Holdings Corp., Class A(a)	2,271,499	88,951,901
Security	Shares	Value
Banks (continued)
NBT Bancorp, Inc.(a)	3,141,488	$ 133,764,559
Northwest Bancshares, Inc.(a)	8,772,423	111,322,048
OFG Bancorp(a)	2,556,393	103,431,661
Park National Corp.(a)	965,685	157,841,213
Pathward Financial, Inc.(a)(c)	1,312,409	117,106,255
Preferred Bank	546,812	49,590,380
Provident Financial Services, Inc.(a)	7,508,046	158,870,253
Renasant Corp.(a)	5,687,034	205,472,538
S&T Bancorp, Inc.(a)	2,257,023	94,411,272
Seacoast Banking Corp. of Florida(a)	5,817,038	176,198,081
ServisFirst Bancshares, Inc.(a)	3,018,709	219,852,576
Simmons First National Corp., Class A(a)	8,731,918	169,835,805
Southside Bancshares, Inc.(a)	1,684,893	52,383,323
Stellar Bancorp, Inc.(a)	2,742,584	100,406,000
Tompkins Financial Corp.(a)	757,526	59,723,350
Triumph Financial, Inc.(a)(b)(c)	1,356,689	80,940,066
TrustCo Bank Corp.(a)	1,075,676	47,093,095
Trustmark Corp.(a)	3,559,468	149,995,982
United Community Banks, Inc.(a)	7,195,573	226,588,594
WaFd, Inc.(a)	4,581,734	143,866,448
Westamerica BanCorp(a)	1,477,616	77,057,674
WSFS Financial Corp.(a)	3,209,608	210,100,940
		7,810,507,598
Beverages — 0.2%
National Beverage Corp.(b)	1,404,620	47,265,463
Vita Coco Co., Inc. (The)(b)(c)	2,634,862	126,236,238
		173,501,701
Biotechnology — 3.3%
ACADIA Pharmaceuticals, Inc.(b)(c)	7,518,880	167,370,269
ADMA Biologics, Inc.(a)(b)(c)	14,295,331	128,800,932
Alkermes PLC(a)(b)(c)	9,919,327	350,747,403
Apellis Pharmaceuticals, Inc.(b)(c)	6,153,311	247,547,702
Arcus Biosciences, Inc.(b)(c)	5,089,792	109,939,507
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	6,938,748	171,803,400
Krystal Biotech, Inc.(a)(b)(c)	1,550,560	400,540,659
Protagonist Therapeutics, Inc.(a)(b)(c)	3,530,505	372,115,227
PTC Therapeutics, Inc.(a)(b)(c)	4,823,448	328,621,512
Sarepta Therapeutics, Inc.(a)(b)(c)	6,291,393	136,900,712
TG Therapeutics, Inc.(a)(b)(c)	8,167,455	271,322,855
Veracyte, Inc.(a)(b)(c)	4,747,508	152,917,233
Vericel Corp.(a)(b)(c)	3,036,291	97,677,481
Vir Biotechnology, Inc.(b)(c)	6,773,280	60,688,589
Xencor, Inc.(a)(b)(c)	4,284,914	51,676,063
		3,048,669,544
Broadline Retail — 0.4%
Etsy, Inc.(a)(b)(c)	5,929,880	296,375,402
Kohl’s Corp.(a)(c)	6,734,443	86,874,315
		383,249,717
Building Products — 2.4%
American Woodmark Corp.(a)(b)	874,268	34,822,094
Apogee Enterprises, Inc.(a)	1,290,731	43,291,118
Armstrong World Industries, Inc.(a)	2,591,194	427,028,771
AZZ, Inc.(a)	1,793,423	224,411,020
CSW Industrials, Inc.(a)(c)	989,392	257,815,767
Gibraltar Industries, Inc.(a)(b)(c)	1,772,910	70,685,922
Griffon Corp.(a)	2,349,869	170,788,479
Hayward Holdings, Inc.(a)(b)(c)	11,982,686	160,328,339
Insteel Industries, Inc.(a)(c)	1,169,684	39,313,079
Masterbrand, Inc.(a)(b)(c)	7,607,826	63,221,034
Quanex Building Products Corp.(a)	2,756,584	49,535,814
Schedule of Investments
11

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Resideo Technologies, Inc.(a)(b)(c)	8,274,497	$ 278,933,294
Zurn Elkay Water Solutions Corp.(a)	8,918,845	399,921,010
		2,220,095,741
Capital Markets — 3.0%
Acadian Asset Management, Inc.	1,586,116	86,316,433
Artisan Partners Asset Management, Inc., Class A(a)	4,231,711	153,991,963
BGC Group, Inc., Class A(a)	21,814,694	213,347,707
Cohen & Steers, Inc.	1,653,706	103,439,310
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,592,664	75,078,181
MarketAxess Holdings, Inc.(a)	2,125,028	350,587,119
Moelis & Co., Class A	3,545,796	202,110,372
Piper Sandler Cos.(a)(c)	4,061,972	310,943,957
PJT Partners, Inc., Class A(a)(c)	1,459,872	203,973,316
StepStone Group, Inc., Class A(a)	4,414,589	210,664,187
StoneX Group, Inc.(a)(b)(c)	4,207,489	339,333,988
Victory Capital Holdings, Inc., Class A	2,851,098	186,689,897
Virtu Financial, Inc., Class A(a)	4,793,531	210,819,493
Virtus Investment Partners, Inc.(a)	380,990	51,186,007
WisdomTree, Inc.	6,897,260	100,424,106
		2,798,906,036
Chemicals — 3.6%
Balchem Corp.(a)	1,945,616	329,743,000
Celanese Corp., Class A(a)(c)	6,579,053	432,704,316
Chemours Co. (The)(a)	9,037,512	199,096,389
Eastman Chemical Co.(a)	6,855,388	523,203,212
Element Solutions, Inc.(a)	13,667,266	466,600,461
FMC Corp.(a)	7,500,036	129,150,620
Hawkins, Inc.(a)(c)	1,259,622	193,477,939
HB Fuller Co.(a)	3,261,928	201,195,719
Ingevity Corp.(a)(b)(c)	2,159,786	153,841,557
Innospec, Inc.(a)	1,487,589	108,623,749
Koppers Holdings, Inc.(a)	1,186,816	45,906,043
Minerals Technologies, Inc.(a)	1,869,525	132,586,713
Quaker Chemical Corp.	822,415	102,168,615
Sensient Technologies Corp.(a)	2,551,839	220,580,963
Stepan Co.(a)	1,289,445	64,446,461
		3,303,325,757
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.(a)	3,518,881	135,547,296
Brady Corp., Class A, NVS(a)	2,621,227	212,948,481
Casella Waste Systems, Inc., Class A(a)(b)(c)	3,755,038	297,924,715
CoreCivic, Inc.(a)(b)	6,007,717	113,605,928
Deluxe Corp.(a)	2,701,059	74,387,165
Enviri Corp.(a)(b)(c)	4,841,483	94,989,896
GEO Group, Inc. (The)(a)(b)	8,210,455	138,017,749
Healthcare Services Group, Inc.(a)(b)(c)	4,228,967	78,447,338
HNI Corp.(a)	4,164,967	139,068,248
Interface, Inc., Class A(a)(c)	3,505,055	87,345,971
Liquidity Services, Inc.(b)(c)	1,414,371	43,237,321
MillerKnoll, Inc.(a)	4,096,002	59,228,189
OPENLANE, Inc.(a)(b)	6,382,096	186,038,098
Pitney Bowes, Inc.	6,535,512	72,217,408
UniFirst Corp.(a)(c)	872,274	219,455,416
Vestis Corp.(a)(b)	6,730,022	52,897,973
		2,005,357,192
Communications Equipment — 1.5%
Calix, Inc.(a)(b)(c)	3,622,273	177,455,154
Digi International, Inc.(a)(b)(c)	2,258,237	108,847,023
Extreme Networks, Inc.(b)(c)	6,030,955	90,946,801
Harmonic, Inc.(a)(b)	6,734,850	60,478,953
Security	Shares	Value
Communications Equipment (continued)
NetScout Systems, Inc.(a)(b)(c)	4,119,844	$ 130,969,841
Viasat, Inc.(a)(b)(c)	8,160,831	373,766,060
Viavi Solutions, Inc.(a)(b)(c)	13,902,444	462,673,336
		1,405,137,168
Construction & Engineering — 2.6%
Arcosa, Inc.(a)(c)	2,946,436	312,734,717
Argan, Inc.(a)	833,494	453,962,507
Everus Construction Group, Inc.(a)(b)(c)	3,064,471	361,791,446
Granite Construction, Inc.(a)(c)	2,613,135	313,262,624
MYR Group, Inc.(a)(b)(c)	932,494	263,261,706
Primoris Services Corp.(a)(c)	3,246,342	464,356,760
WillScot Holdings Corp., Class A(a)(c)	10,927,704	189,704,941
		2,359,074,701
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	1,679,278	125,761,129
Encore Capital Group, Inc.(a)(b)(c)	1,338,989	93,889,909
Enova International, Inc.(a)(b)(c)	1,484,621	201,656,070
EZCORP, Inc., Class A, NVS(a)(b)(c)	3,525,382	89,474,195
Navient Corp.	3,974,736	32,513,340
PRA Group, Inc.(a)(b)(c)	2,341,135	40,969,863
PROG Holdings, Inc.(a)	2,373,125	68,084,956
World Acceptance Corp.(b)(c)	171,196	23,118,308
		675,467,770
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)(a)	2,017,551	144,819,811
Chefs’ Warehouse, Inc. (The)(a)(b)(c)	2,174,437	129,270,280
Grocery Outlet Holding Corp.(a)(b)(c)	5,888,703	41,515,356
PriceSmart, Inc.	1,516,481	228,230,391
United Natural Foods, Inc.(a)(b)(c)	3,659,186	164,882,921
		708,718,759
Containers & Packaging — 0.5%
O-I Glass, Inc.(a)(b)(c)	9,146,715	96,131,975
Sealed Air Corp.(a)	8,847,887	372,053,648
		468,185,623
Distributors — 0.5%
LKQ Corp.(a)	15,378,754	451,674,005
Diversified Consumer Services — 1.7%
ADT, Inc.	30,515,347	200,485,830
Covista, Inc.(a)(b)(c)	2,072,888	238,900,342
Frontdoor, Inc.(a)(b)	4,331,893	228,983,864
Laureate Education, Inc., Class A(a)(b)(c)	8,056,134	280,675,709
Matthews International Corp., Class A(a)	1,867,788	48,226,286
Mister Car Wash, Inc.(b)(c)	5,896,701	41,100,006
OneSpaWorld Holdings Ltd.	2,276,893	52,254,694
Perdoceo Education Corp.(a)	3,516,935	130,865,151
Strategic Education, Inc.(a)	1,395,553	115,775,077
Stride, Inc.(a)(b)(c)	2,524,259	222,563,916
		1,559,830,875
Diversified REITs — 0.6%
American Assets Trust, Inc.	2,841,008	52,302,957
Essential Properties Realty Trust, Inc.(a)	12,609,651	382,829,004
Global Net Lease, Inc.	9,232,006	86,411,576
		521,543,537
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.(a)(c)	2,848,163	53,659,391
Iridium Communications, Inc.(a)	6,303,723	174,865,276
Lumen Technologies, Inc.(b)(c)	47,061,267	327,075,806
Uniti Group, Inc.(b)(c)	10,761,275	100,940,760
		656,541,233
122026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc.(a)(b)(c)	10,366,558	$ 153,839,721
MGE Energy, Inc.(a)	2,194,668	169,625,890
Otter Tail Corp.(a)	2,517,188	220,933,591
		544,399,202
Electrical Equipment — 0.5%
Powell Industries, Inc.(c)	568,968	307,857,205
Sunrun, Inc.(a)(b)(c)	13,936,298	188,976,201
		496,833,406
Electronic Equipment, Instruments & Components — 3.4%
Arlo Technologies, Inc.(a)(b)(c)	6,363,034	90,545,974
Badger Meter, Inc.(a)	1,770,339	269,711,147
Benchmark Electronics, Inc.(a)	2,142,438	120,105,074
CTS Corp.(a)	1,743,839	83,285,751
ePlus, Inc.(a)	1,569,983	118,141,221
Insight Enterprises, Inc.(a)(b)(c)	1,861,472	124,737,239
Itron, Inc.(a)(b)(c)	2,751,329	246,601,618
Knowles Corp.(a)(b)(c)	5,098,936	130,940,676
Mirion Technologies, Inc., Class A(a)(b)(c)	14,698,040	273,236,564
Napco Security Technologies, Inc.(a)	2,140,876	84,329,106
OSI Systems, Inc.(a)(b)(c)	930,267	246,995,191
PC Connection, Inc.	681,734	39,854,170
Plexus Corp.(a)(b)(c)	1,609,252	325,937,900
Ralliant Corp.(a)(c)	6,776,758	281,845,365
Rogers Corp.(a)(b)(c)	1,004,168	107,777,351
Sanmina Corp.(a)(b)(c)	3,280,735	425,314,485
ScanSource, Inc.(a)(b)(c)	1,185,803	43,044,649
Vishay Intertechnology, Inc.(a)	7,415,694	133,482,492
		3,145,885,973
Energy Equipment & Services — 3.0%
Archrock, Inc.(a)	10,536,125	366,657,150
Atlas Energy Solutions, Inc.	4,612,712	60,518,781
Bristow Group, Inc.(a)(c)	1,509,868	70,797,711
Cactus, Inc., Class A(a)	4,134,509	195,851,691
Core Laboratories, Inc.(a)(c)	2,794,035	46,911,848
Helix Energy Solutions Group, Inc.(a)(b)(c)	8,209,990	81,196,801
Helmerich & Payne, Inc.(a)	5,997,713	216,097,599
Innovex International, Inc.(b)(c)	2,316,149	56,490,874
Kodiak Gas Services, Inc.(a)	4,993,002	291,191,877
Liberty Energy, Inc., Class A(a)	9,735,291	280,376,381
Noble Corp. PLC	7,555,884	370,767,228
Oceaneering International, Inc.(a)(b)(c)	5,993,129	212,576,286
Patterson-UTI Energy, Inc.(a)	20,748,394	224,705,107
RPC, Inc.	5,335,808	37,777,521
Tidewater, Inc.(a)(b)(c)	2,771,987	231,599,514
		2,743,516,369
Entertainment — 0.8%
Cinemark Holdings, Inc.(a)	6,197,613	176,755,923
Madison Square Garden Sports Corp., Class A(a)(b)(c)	1,080,025	347,120,035
Sphere Entertainment Co., Class A(a)(b)(c)	1,599,422	187,772,143
		711,648,101
Financial Services — 1.8%
Enact Holdings, Inc.	1,733,081	70,727,036
EVERTEC, Inc.(a)	3,841,684	108,412,322
HA Sustainable Infrastructure Capital, Inc.(a)	7,668,031	281,800,139
Jackson Financial, Inc., Class A	1,741,956	184,159,588
Merchants Bancorp(c)	1,762,686	75,636,856
NCR Atleos Corp.(a)(b)(c)	4,438,654	193,436,541
NMI Holdings, Inc., Class A(a)(b)(c)	4,584,431	171,962,007
Payoneer Global, Inc.(b)(c)	16,779,043	81,042,778
Security	Shares	Value
Financial Services (continued)
Radian Group, Inc.	6,618,430	$ 218,937,664
Sezzle, Inc.(b)(c)	1,024,832	64,861,617
Walker & Dunlop, Inc.(a)	2,044,888	90,752,129
Western Union Co. (The)	11,577,510	101,071,662
		1,642,800,339
Food Products — 1.2%
Cal-Maine Foods, Inc.(a)	2,690,707	212,969,459
Fresh Del Monte Produce, Inc.	1,978,599	79,658,396
Freshpet, Inc.(a)(b)(c)	2,931,539	172,843,539
J & J Snack Foods Corp.	912,722	72,351,473
John B Sanfilippo & Son, Inc.(a)	545,377	43,264,757
Lamb Weston Holdings, Inc.(a)	8,343,582	352,599,775
Simply Good Foods Co. (The)(a)(b)(c)	5,111,377	73,348,260
Tootsie Roll Industries, Inc.(c)	1,214,676	51,890,959
Vital Farms, Inc.(b)(c)	2,229,965	31,487,106
		1,090,413,724
Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	1,420,475	179,505,426
MDU Resources Group, Inc.(a)	12,277,449	254,388,743
Northwest Natural Holding Co.(a)	2,492,470	132,649,253
		566,543,422
Ground Transportation — 1.0%
ArcBest Corp.(a)(c)	1,342,057	132,004,727
Heartland Express, Inc.	2,741,834	28,515,074
Hertz Global Holdings, Inc.(b)(c)	7,478,834	34,477,425
Lyft, Inc., Class A(a)(b)(c)	23,916,811	318,093,586
Marten Transport Ltd.	3,473,970	45,613,226
RXO, Inc.(a)(b)(c)	9,859,923	144,152,074
Schneider National, Inc., Class B	2,990,083	78,818,588
Werner Enterprises, Inc.(a)	3,594,289	105,708,039
		887,382,739
Health Care Equipment & Supplies — 2.8%
Artivion, Inc.(a)(b)(c)	2,527,408	92,553,681
Avanos Medical, Inc.(a)(b)(c)	2,785,412	39,023,622
CONMED Corp.(a)	1,858,357	65,711,504
Embecta Corp.(a)	3,637,124	32,152,176
Enovis Corp.(a)(b)(c)	3,432,457	78,088,397
Glaukos Corp.(a)(b)(c)	3,450,630	371,494,826
ICU Medical, Inc.(a)(b)(c)	1,482,700	191,490,705
Inspire Medical Systems, Inc.(a)(b)(c)	1,561,061	80,519,526
Integer Holdings Corp.(a)(b)(c)	2,104,361	185,183,768
Integra LifeSciences Holdings Corp.(a)(b)(c)	4,019,636	37,864,971
LeMaitre Vascular, Inc.(a)	1,253,383	136,831,822
Merit Medical Systems, Inc.(a)(b)(c)	3,561,574	245,499,296
Neogen Corp.(a)(b)(c)	13,060,852	121,335,315
Omnicell, Inc.(a)(b)(c)	2,693,989	89,925,353
QuidelOrtho Corp.(a)(b)(c)	4,076,460	66,976,238
STAAR Surgical Co.(a)(b)(c)	2,984,784	55,815,461
Tandem Diabetes Care, Inc.(a)(b)(c)	4,070,675	78,034,840
Teleflex, Inc.(a)	2,654,922	317,555,220
TransMedics Group, Inc.(a)(b)(c)	2,052,806	204,069,444
UFP Technologies, Inc.(a)(b)(c)	462,979	89,632,734
		2,579,758,899
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.(a)(b)(c)	5,540,031	129,581,325
AdaptHealth Corp.(b)(c)	6,440,022	76,636,262
Addus HomeCare Corp.(a)(b)(c)	1,095,072	102,553,493
AMN Healthcare Services, Inc.(a)(b)	2,305,059	42,274,782
Astrana Health, Inc.(b)(c)	2,588,879	63,479,313
BrightSpring Health Services, Inc.(b)(c)	7,952,846	338,870,768
Schedule of Investments
13

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Concentra Group Holdings Parent, Inc.(a)	7,158,708	$ 153,554,287
CorVel Corp.(b)(c)	1,873,315	102,376,665
Molina Healthcare, Inc.(a)(b)(c)	3,094,228	412,460,592
National HealthCare Corp.	745,289	119,022,653
NeoGenomics, Inc.(a)(b)(c)	7,764,250	57,610,735
Pediatrix Medical Group, Inc.(a)(b)(c)	5,054,004	108,105,146
Privia Health Group, Inc.(a)(b)(c)	6,943,819	142,834,357
Progyny, Inc.(a)(b)(c)	4,812,743	81,720,376
RadNet, Inc.(b)(c)	3,513,849	196,389,021
Select Medical Holdings Corp.(a)	6,616,203	107,777,947
U.S. Physical Therapy, Inc.(a)	912,376	68,391,705
		2,303,639,427
Health Care REITs — 0.3%
LTC Properties, Inc.(a)	2,858,804	106,233,157
Medical Properties Trust, Inc.(c)	29,619,538	137,138,461
Universal Health Realty Income Trust(a)	765,927	30,997,066
		274,368,684
Health Care Technology — 0.3%
Certara, Inc.(b)(c)	7,167,913	40,857,104
HealthStream, Inc.	1,424,259	29,496,404
Schrodinger, Inc.(a)(b)(c)	3,367,213	38,251,540
Waystar Holding Corp.(b)(c)	6,894,327	166,222,224
		274,827,272
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.(a)	13,213,688	152,089,549
DiamondRock Hospitality Co.(a)	12,231,255	114,606,859
Pebblebrook Hotel Trust(a)(c)	6,818,550	86,118,287
Ryman Hospitality Properties, Inc.(a)	3,785,190	349,259,481
Sunstone Hotel Investors, Inc.(a)	11,401,581	102,728,245
Xenia Hotels & Resorts, Inc.(a)	5,690,813	84,394,757
		889,197,178
Hotels, Restaurants & Leisure — 2.4%
BJ’s Restaurants, Inc.(a)(b)(c)	1,268,231	44,514,908
Brinker International, Inc.(a)(b)(c)	2,616,473	373,553,850
Caesars Entertainment, Inc.(a)(b)(c)	12,262,292	324,092,378
Cheesecake Factory, Inc. (The)(a)(c)	2,753,920	150,777,120
Cracker Barrel Old Country Store, Inc.(a)(c)	1,339,772	37,660,991
Golden Entertainment, Inc.	1,178,066	31,442,582
Life Time Group Holdings, Inc.(b)(c)	9,139,827	246,226,939
Marriott Vacations Worldwide Corp.	1,662,725	108,276,652
Monarch Casino & Resort, Inc.	727,187	69,519,077
Papa John’s International, Inc.(a)	1,967,642	63,771,277
Penn Entertainment, Inc.(a)(b)(c)	7,647,219	114,937,702
Pursuit Attractions & Hospitality, Inc.(b)(c)	1,289,830	47,246,473
Red Rock Resorts, Inc., Class A	2,915,432	155,567,452
Sabre Corp.(a)(b)(c)	23,694,949	34,357,676
Shake Shack, Inc., Class A(a)(b)(c)	2,417,956	213,916,567
Six Flags Entertainment Corp.(a)(b)(c)	6,092,566	108,143,047
United Parks & Resorts, Inc.(b)(c)	1,636,630	53,452,336
Wendy’s Co. (The)	9,483,196	65,908,212
		2,243,365,239
Household Durables — 2.7%
Cavco Industries, Inc.(a)(b)(c)	466,216	225,783,747
Century Communities, Inc.(a)	1,517,146	87,053,837
Champion Homes, Inc.(a)(b)(c)	3,322,050	247,060,858
Dream Finders Homes, Inc., Class A(a)(b)(c)	1,724,965	24,011,513
Ethan Allen Interiors, Inc.(a)	1,389,466	30,929,513
Green Brick Partners, Inc.(b)(c)	1,831,054	118,011,430
Installed Building Products, Inc.(a)(c)	1,360,666	360,780,590
La-Z-Boy, Inc.(a)	2,475,853	79,573,915
Security	Shares	Value
Household Durables (continued)
Leggett & Platt, Inc.(a)	8,129,116	$ 80,315,666
LGI Homes, Inc.(a)(b)(c)	1,218,746	48,177,029
M/I Homes, Inc.(a)(b)(c)	1,569,919	192,236,582
Meritage Homes Corp.(a)	4,012,776	248,150,068
Mohawk Industries, Inc.(a)(b)(c)	3,119,692	307,164,874
Newell Brands, Inc.(a)	25,164,071	86,312,764
Sonos, Inc.(a)(b)(c)	7,256,454	97,236,484
Tri Pointe Homes, Inc.(a)(b)	5,074,676	237,139,609
		2,469,938,479
Household Products — 0.4%
Central Garden & Pet Co.(a)(b)(c)	509,249	18,725,086
Central Garden & Pet Co., Class A, NVS(a)(b)(c)	3,062,659	99,291,405
Energizer Holdings, Inc.(a)	3,656,647	60,042,144
Reynolds Consumer Products, Inc.	3,281,854	69,509,668
WD-40 Co.(a)	809,954	165,182,019
		412,750,322
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A(a)	2,077,600	81,379,592
Clearway Energy, Inc., Class C(a)	5,096,342	200,235,277
		281,614,869
Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.(a)	1,682,189	84,378,600
LXP Industrial Trust(a)	3,560,111	164,690,735
Terreno Realty Corp.(a)	6,258,971	384,425,999
		633,495,334
Insurance — 2.1%
AMERISAFE, Inc.(a)	1,134,848	37,824,484
Assured Guaranty Ltd.(a)	2,602,200	212,027,256
Employers Holdings, Inc.(a)	1,126,139	46,329,358
Genworth Financial, Inc., Class A(a)(b)	22,872,497	185,724,676
Goosehead Insurance, Inc., Class A(a)(b)	1,494,739	63,765,566
HCI Group, Inc.	644,861	99,701,959
Horace Mann Educators Corp.(a)	2,459,560	104,974,021
Kemper Corp.(a)	3,525,115	107,727,514
Lincoln National Corp.	8,547,054	303,420,417
Mercury General Corp.	1,596,652	140,744,874
Palomar Holdings, Inc.(a)(b)(c)	1,591,706	190,208,867
ProAssurance Corp.(a)(b)(c)	3,100,801	76,651,801
Safety Insurance Group, Inc.(a)	893,793	64,925,124
SiriusPoint Ltd.(b)(c)	5,139,664	110,708,363
Stewart Information Services Corp.(a)	1,814,592	111,742,575
Trupanion, Inc.(b)(c)	2,031,408	52,024,359
United Fire Group, Inc.(a)	1,316,676	48,796,013
		1,957,297,227
Interactive Media & Services — 1.3%
Cargurus, Inc., Class A(a)(b)(c)	4,879,098	166,133,287
IAC, Inc.(a)(b)	3,914,934	156,714,808
Match Group, Inc.(a)	14,183,402	435,572,275
QuinStreet, Inc.(a)(b)(c)	3,420,018	41,074,416
Shutterstock, Inc.	1,449,355	24,073,787
TripAdvisor, Inc.(a)(b)(c)	6,869,255	73,226,258
Yelp, Inc.(a)(b)(c)	3,506,624	86,753,878
Ziff Davis, Inc.(a)(b)(c)	2,371,740	99,518,210
ZoomInfo Technologies, Inc., Class A(a)(b)(c)	16,128,622	96,449,160
		1,179,516,079
IT Services — 0.7%
ASGN, Inc.(a)(b)(c)	2,563,288	99,224,878
DigitalOcean Holdings, Inc.(b)(c)	4,771,460	409,295,839
142026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
DXC Technology Co.(a)(b)(c)	10,193,515	$ 128,132,484
Grid Dynamics Holdings, Inc., Class A(b)(c)	3,972,410	22,642,737
		659,295,938
Leisure Products — 0.3%
Acushnet Holdings Corp.(c)	1,655,783	154,782,595
Callaway Golf Co.(b)(c)	8,391,308	116,471,355
		271,253,950
Life Sciences Tools & Services — 0.2%
Azenta, Inc.(a)(b)(c)	2,459,987	51,979,525
BioLife Solutions, Inc.(b)(c)	2,340,222	44,651,436
Cytek Biosciences, Inc.(a)(b)(c)	6,598,467	28,835,301
Fortrea Holdings, Inc.(a)(b)(c)	5,544,527	52,229,444
OmniAb, Inc., 12.50 Earnout Shares(b)(d)	450,637	5
OmniAb, Inc., 15.00 Earnout Shares(b)(d)	450,637	5
		177,695,716
Machinery — 4.2%
Alamo Group, Inc.(a)	647,384	106,798,938
Albany International Corp., Class A(a)	1,722,793	89,947,023
Astec Industries, Inc.(a)	1,372,820	73,912,629
Enerpac Tool Group Corp., Class A(a)(c)	3,168,872	115,568,762
Enpro, Inc.(a)(c)	1,265,579	317,217,376
ESCO Technologies, Inc.(a)	1,555,862	437,772,891
Federal Signal Corp.(a)(c)	3,653,361	395,074,459
Franklin Electric Co., Inc.(a)	2,299,301	211,926,573
Gates Industrial Corp. PLC(a)(b)(c)	15,251,005	344,825,223
Greenbrier Cos., Inc. (The)(a)	1,854,145	97,620,734
JBT Marel Corp.(a)(c)	3,122,465	399,269,600
Kadant, Inc.(a)(c)	707,499	206,837,333
Kennametal, Inc.(a)	4,576,359	165,343,851
Lindsay Corp.(a)	627,476	74,713,567
Mueller Water Products, Inc., Class A(a)	9,394,363	258,251,039
Proto Labs, Inc.(a)(b)(c)	1,421,245	81,039,390
Standex International Corp.(a)(c)	727,870	185,504,948
Tennant Co.(a)	1,087,754	72,226,866
Titan International, Inc.(b)(c)	2,992,250	20,676,448
Trinity Industries, Inc.(a)	4,815,273	154,955,485
Worthington Enterprises, Inc.	1,873,774	97,698,576
		3,907,181,711
Marine Transportation — 0.3%
Matson, Inc.(a)	1,873,155	307,085,031
Media — 0.6%
Cable One, Inc.(b)	277,290	25,291,621
DoubleVerify Holdings, Inc.(a)(b)(c)	8,025,928	76,246,316
John Wiley & Sons, Inc., Class A(a)	2,418,423	92,141,916
Scholastic Corp.(a)	1,373,620	53,653,597
Versant Media Group, Inc.(a)(b)	8,733,749	323,323,388
		570,656,838
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.(a)(b)(c)	648,636	133,145,512
Century Aluminum Co.(b)(c)	3,205,805	188,148,695
Kaiser Aluminum Corp.(a)	963,994	116,170,917
Materion Corp.(a)(c)	1,250,137	180,832,317
Metallus, Inc.(a)(b)(c)	2,149,319	35,119,872
Warrior Met Coal, Inc.	2,470,246	230,103,415
Worthington Steel, Inc.	1,951,220	59,219,527
		942,740,255
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Adamas Trust, Inc.(a)	5,039,574	37,091,265
Apollo Commercial Real Estate Finance, Inc.(a)	7,876,280	83,173,517
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Arbor Realty Trust, Inc.(a)(c)	10,493,101	$ 80,901,809
ARMOUR Residential REIT, Inc.(a)	6,718,532	112,065,114
Blackstone Mortgage Trust, Inc., Class A(a)	9,526,312	182,428,875
Ellington Financial, Inc.(a)	7,482,205	88,664,129
Franklin BSP Realty Trust, Inc.(a)	4,893,620	41,546,834
PennyMac Mortgage Investment Trust(a)	5,221,562	60,883,413
Redwood Trust, Inc.(a)	7,468,206	41,896,636
Rithm Capital Corp.(a)	33,394,507	316,579,926
Two Harbors Investment Corp.(a)	6,289,385	71,824,777
		1,117,056,295
Multi-Utilities — 0.3%
Avista Corp.(a)	4,887,157	196,170,482
Unitil Corp.(a)	1,079,180	56,376,363
		252,546,845
Office REITs — 0.5%
Douglas Emmett, Inc.	8,150,864	76,781,139
Easterly Government Properties, Inc.(a)	2,645,867	56,700,930
Highwoods Properties, Inc.(a)	6,601,836	141,345,309
JBG SMITH Properties(a)	3,579,241	52,292,711
SL Green Realty Corp.(a)	4,273,839	157,875,613
		484,995,702
Oil, Gas & Consumable Fuels — 3.3%
California Resources Corp.(a)	4,720,057	326,722,346
Comstock Resources, Inc.(b)(c)	4,750,297	100,136,261
Core Natural Resources, Inc.(a)(c)	3,078,246	322,384,704
Crescent Energy Co., Class A	14,595,290	197,036,415
CVR Energy, Inc.(b)	1,809,788	60,899,366
Dorian LPG Ltd.(a)	2,206,120	75,449,304
International Seaways, Inc.	2,432,680	177,293,718
Kinetik Holdings, Inc., Class A	2,729,767	132,148,020
Magnolia Oil & Gas Corp., Class A(a)	10,866,776	343,064,118
Northern Oil & Gas, Inc.(a)	6,265,093	183,128,668
Par Pacific Holdings, Inc.(b)(c)	2,352,162	147,339,428
Peabody Energy Corp.(a)	7,304,803	240,693,259
REX American Resources Corp.(a)(b)(c)	1,699,823	77,460,934
SM Energy Co.(a)	13,599,085	424,019,470
Talos Energy, Inc.(b)(c)	7,552,707	119,030,662
World Kinect Corp.(a)	3,334,477	76,926,384
		3,003,733,057
Paper & Forest Products — 0.1%
Sylvamo Corp.(a)	1,986,392	83,905,198
Passenger Airlines — 0.4%
Allegiant Travel Co.(b)	807,326	65,425,699
JetBlue Airways Corp.(b)(c)	17,769,901	78,542,962
SkyWest, Inc.(a)(b)	2,408,978	221,216,450
Sun Country Airlines Holdings, Inc.(a)(b)(c)	3,207,552	52,988,759
		418,173,870
Personal Care Products — 0.2%
Edgewell Personal Care Co.(a)	2,803,294	59,822,294
Interparfums, Inc.	1,097,299	99,678,641
		159,500,935
Pharmaceuticals — 2.0%
Amneal Pharmaceuticals, Inc., Class A(b)(c)	10,193,533	126,705,615
Amphastar Pharmaceuticals, Inc.(b)(c)	2,123,131	41,592,136
ANI Pharmaceuticals, Inc.(b)(c)	1,079,072	82,980,637
Collegium Pharmaceutical, Inc.(a)(b)(c)	1,896,942	62,731,872
Corcept Therapeutics, Inc.(a)(b)(c)	5,623,089	226,666,718
Harmony Biosciences Holdings, Inc.(b)(c)	2,384,823	66,798,892
Indivior Pharmaceuticals, Inc.(a)(b)	7,499,941	228,598,202
Schedule of Investments
15

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Innoviva, Inc.(a)(b)(c)	4,264,077	$ 99,352,994
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,182,353	236,056,776
Organon & Co.(a)	15,607,876	93,491,177
Pacira BioSciences, Inc.(a)(b)(c)	2,466,190	55,735,894
Perrigo Co. PLC(a)	8,260,300	88,715,622
Phibro Animal Health Corp., Class A(a)	1,237,599	68,451,601
Prestige Consumer Healthcare, Inc.(a)(b)(c)	2,842,003	168,445,518
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,443,772	178,008,575
		1,824,332,229
Professional Services — 1.6%
Amentum Holdings, Inc.(b)(c)	9,231,722	240,763,310
CSG Systems International, Inc.(a)	1,622,170	129,676,270
Insperity, Inc.(a)	2,150,736	58,155,901
Korn Ferry(a)	3,134,818	197,336,793
Legalzoom.com, Inc.(b)(c)	6,914,042	39,202,618
ManpowerGroup, Inc.(a)	2,778,538	81,855,729
Paycom Software, Inc.(a)	2,935,854	356,823,695
Robert Half, Inc.(a)	5,968,451	151,598,655
Upwork, Inc.(a)(b)(c)	7,842,992	85,959,192
Verra Mobility Corp., Class A(a)(b)(c)	9,582,208	136,929,752
		1,478,301,915
Real Estate Management & Development — 0.5%
Cushman & Wakefield Ltd.(b)(c)	9,793,164	120,064,191
eXp World Holdings, Inc.	5,566,345	33,342,407
Kennedy-Wilson Holdings, Inc.(a)	7,200,813	77,912,797
Marcus & Millichap, Inc.	1,490,482	39,631,916
St. Joe Co. (The)	2,392,954	150,277,511
		421,228,822
Residential REITs — 0.2%
Centerspace(a)	1,002,281	57,581,043
NexPoint Residential Trust, Inc.(a)	1,308,893	32,722,325
Veris Residential, Inc.(a)	4,875,768	92,005,742
		182,309,110
Retail REITs — 1.6%
Acadia Realty Trust(a)	7,869,730	150,469,238
Curbline Properties Corp.(a)	5,821,713	150,141,978
Getty Realty Corp.(a)	3,310,501	105,273,932
Macerich Co. (The)(a)	15,386,082	290,796,950
Phillips Edison & Co., Inc.(a)	7,557,239	282,791,883
Saul Centers, Inc.	747,047	24,338,791
Tanger, Inc.(a)	6,914,788	234,964,496
Urban Edge Properties(a)	7,564,632	151,141,347
Whitestone REIT(a)	2,694,119	43,510,022
		1,433,428,637
Semiconductors & Semiconductor Equipment — 3.9%
ACM Research, Inc., Class A(a)(b)(c)	3,199,229	125,889,661
Alpha & Omega Semiconductor Ltd.(b)(c)	1,482,231	32,846,239
Axcelis Technologies, Inc.(a)(b)(c)	1,843,784	171,619,415
Cohu, Inc.(a)(b)(c)	2,802,822	85,822,410
Diodes, Inc.(a)(b)(c)	2,755,380	188,082,239
Enphase Energy, Inc.(a)(b)(c)	7,861,869	297,257,267
FormFactor, Inc.(a)(b)(c)	4,657,362	451,717,540
Ichor Holdings Ltd.(a)(b)	2,067,382	96,360,675
Impinj, Inc.(a)(b)(c)	1,615,962	165,959,297
Kulicke & Soffa Industries, Inc.(a)	3,143,121	206,565,912
MaxLinear, Inc.(a)(b)(c)	4,877,773	84,824,472
PDF Solutions, Inc.(b)(c)	1,920,572	62,821,910
Penguin Solutions, Inc.(a)(b)(c)	2,870,013	50,512,229
Photronics, Inc.(a)(b)(c)	3,546,972	143,333,139
Power Integrations, Inc.(a)	3,333,413	170,670,746
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc.(a)(b)(c)	5,068,493	$ 392,301,358
Semtech Corp.(a)(b)(c)	5,559,930	427,503,018
SolarEdge Technologies, Inc.(a)(b)(c)	3,591,506	183,346,381
Ultra Clean Holdings, Inc.(a)(b)(c)	2,725,999	169,502,618
Veeco Instruments, Inc.(a)(b)(c)	3,620,470	122,589,114
		3,629,525,640
Software — 3.0%
A10 Networks, Inc.(a)	4,292,190	99,235,433
ACI Worldwide, Inc.(a)(b)(c)	6,192,675	253,961,602
Adeia, Inc.(a)	6,437,726	154,698,556
Agilysys, Inc.(a)(b)(c)	1,531,595	108,957,668
Alarm.com Holdings, Inc.(a)(b)	2,995,413	129,371,887
BlackLine, Inc.(a)(b)(c)	3,000,329	111,012,173
Box, Inc., Class A(a)(b)(c)	8,603,230	203,380,357
Cleanspark, Inc.(a)(b)(c)	15,359,656	130,710,673
Clear Secure, Inc., Class A(a)	5,326,239	257,843,230
Life360, Inc.(a)(b)(c)	4,706,775	192,130,556
LiveRamp Holdings, Inc.(a)(b)(c)	3,789,932	100,508,997
MARA Holdings, Inc.(a)(b)(c)	22,716,421	185,365,995
N-able, Inc.(b)	4,475,917	20,902,532
NCR Voyix Corp.(a)(b)(c)	8,310,553	52,605,800
Progress Software Corp.(a)(b)	2,527,676	64,834,889
Q2 Holdings, Inc.(a)(b)	3,744,626	177,120,810
RingCentral, Inc., Class A(a)(c)	4,553,873	169,358,537
Sprinklr, Inc., Class A(a)(b)(c)	7,423,728	44,542,368
SPS Commerce, Inc.(a)(b)(c)	2,264,405	126,059,426
Teradata Corp.(a)(b)(c)	5,597,163	143,455,288
		2,726,056,777
Specialized REITs — 0.7%
Four Corners Property Trust, Inc.(a)	6,591,160	155,880,934
Millrose Properties, Inc., Class A(a)	9,262,234	259,342,552
Outfront Media, Inc.	8,739,810	231,604,965
Safehold, Inc.	2,755,768	37,285,541
		684,113,992
Specialty Retail — 3.1%
Academy Sports & Outdoors, Inc.(a)	4,005,292	226,098,733
Advance Auto Parts, Inc.(a)	3,604,690	190,147,398
American Eagle Outfitters, Inc.(a)	9,468,092	158,117,136
Asbury Automotive Group, Inc.(a)(b)(c)	1,167,794	228,198,626
Boot Barn Holdings, Inc.(a)(b)(c)	1,827,490	267,471,436
Buckle, Inc. (The)	1,808,060	91,053,902
CarMax, Inc.(a)(b)(c)	8,519,001	354,220,062
Group 1 Automotive, Inc.(a)(c)	708,647	234,299,958
MarineMax, Inc.(a)(b)(c)	1,174,887	31,792,442
Monro, Inc.(a)	1,804,015	28,936,401
National Vision Holdings, Inc.(a)(b)(c)	4,762,753	123,355,303
Sally Beauty Holdings, Inc.(a)(b)(c)	5,822,681	80,644,132
Signet Jewelers Ltd.(a)	2,450,131	207,379,088
Sonic Automotive, Inc., Class A	890,246	61,044,168
Upbound Group, Inc.(a)	3,127,255	56,446,953
Urban Outfitters, Inc.(b)(c)	3,231,991	204,746,630
Victoria’s Secret & Co.(a)(b)(c)	4,821,728	223,535,310
Winmark Corp.	177,462	75,873,878
		2,843,361,556
Technology Hardware, Storage & Peripherals — 0.0%
Corsair Gaming, Inc.(b)(c)	2,916,216	16,184,999
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.(a)	2,187,484	78,224,428
G-III Apparel Group Ltd.(a)	2,227,772	61,709,284
Kontoor Brands, Inc.(a)	3,072,192	215,944,376
162026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.(a)	839,108	$ 32,314,049
Steven Madden Ltd.(a)	4,363,422	148,007,274
Under Armour, Inc., Class A(a)(b)(c)	11,331,645	66,970,022
Under Armour, Inc., Class C, NVS(b)(c)	7,172,913	41,531,166
Wolverine World Wide, Inc.(a)	4,919,938	80,293,388
		724,993,987
Tobacco — 0.1%
Universal Corp.(a)	1,495,840	78,830,768
Trading Companies & Distributors — 1.1%
Air Lease Corp., Class A(a)	6,327,209	410,888,952
Boise Cascade Co.(a)	2,224,691	168,742,812
DNOW, Inc.(a)(b)(c)	11,148,901	132,783,411
DXP Enterprises, Inc.(b)(c)	762,468	106,539,654
Rush Enterprises, Inc., Class A(a)	3,642,853	240,829,012
		1,059,783,841
Water Utilities — 0.6%
American States Water Co.(a)	2,325,177	175,829,885
California Water Service Group(a)	3,578,941	162,269,185
H2O America(a)	2,243,321	131,615,643
Middlesex Water Co.(a)	1,105,869	57,560,481
		527,275,194
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(b)(c)	4,732,135	19,023,183
Shenandoah Telecommunications Co.(c)	2,734,151	42,160,608
Telephone & Data Systems, Inc.(a)	5,903,861	248,552,548
		309,736,339
Total Long-Term Investments — 98.4% (Cost: $79,232,528,014)		90,570,156,210
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(a)(e)(f)	4,188,997,098	$ 4,189,834,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(a)(e)	1,273,431,664	1,273,431,664
Total Short-Term Securities — 6.0% (Cost: $5,461,948,279)		5,463,266,562
Total Investments — 104.4% (Cost: $84,694,476,293)		96,033,422,772
Liabilities in Excess of Other Assets — (4.4)%		(4,015,381,239)
Net Assets — 100.0%		$ 92,018,041,533

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
A10 Networks, Inc.	$ 74,448,096	$ 16,756,900	$ (21,458,676)	$ 2,334,514	$ 27,154,599	$ 99,235,433	4,292,190	$ 1,038,905	$ —
AAR Corp.	122,545,761	58,184,269	(41,255,369)	11,442,557	105,769,875	256,687,093	2,345,031	—	—
ABM Industries, Inc.	182,160,436	34,956,839	(47,806,861)	1,768,568	(35,531,686)	135,547,296	3,518,881	4,016,132	—
Academy Sports & Outdoors, Inc.	195,720,765	44,534,945	(55,855,013)	6,532,973	35,165,063	226,098,733	4,005,292	2,202,653	—
Acadia Healthcare Co., Inc.	—	133,318,326	(11,953,262)	(49,693)	8,265,954	129,581,325	5,540,031	—	—
Acadia Realty Trust	155,006,452	45,919,262	(36,671,738)	(1,816,978)	(11,967,760)	150,469,238	7,869,730	6,220,192	—
Accendra Health, Inc.(a)(b)	41,262,007	2,378,140	(26,685,669)	(62,737,060)	45,782,582	—	—	—	—
ACI Worldwide, Inc.	354,852,507	58,639,226	(73,561,574)	15,289,278	(101,257,835)	253,961,602	6,192,675	—	—
ACM Research, Inc., Class A	—	136,190,406	(13,431,510)	(341,192)	3,471,957	125,889,661	3,199,229	—	—
Adamas Trust, Inc.(c)	37,018,136	7,536,364	(12,334,191)	(12,538,854)	17,409,810	37,091,265	5,039,574	4,200,170	—
Addus HomeCare Corp.	109,641,123	26,673,348	(27,554,413)	3,178,689	(9,385,254)	102,553,493	1,095,072	—	—
Adeia, Inc.	89,399,483	—	(4,419,113)	(2,257,174)	71,975,360	154,698,556	6,437,726	1,301,702	—
Adient PLC	66,733,909	19,958,660	(28,966,959)	(2,356,980)	39,679,000	95,047,630	4,703,000	—	—
ADMA Biologics, Inc.	290,013,244	54,140,942	(60,241,550)	(3,645,004)	(151,466,700)	128,800,932	14,295,331	—	—
Schedule of Investments
17

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Advance Auto Parts, Inc.	$ 143,868,861	$ 40,940,854	$ (41,968,403)	$ (5,658,331)	$ 52,964,417	$ 190,147,398	3,604,690	$ 3,576,397	$ —
Advanced Energy Industries, Inc.(b)	222,030,840	64,134,277	(646,283,220)	412,074,227	(51,956,124)	—	—	670,983	—
AdvanSix, Inc.(b)	38,126,904	4,027,377	(32,351,164)	(18,485,647)	8,682,530	—	—	773,803	—
AeroVironment, Inc.(b)	206,388,689	66,811,162	(549,150,435)	337,755,163	(61,804,579)	—	—	—	—
Agilysys, Inc.(d)	N/A	47,221,914	(30,789,058)	13,473,412	18,275,135	108,957,668	1,531,595	—	—
AH Realty Trust, Inc.(b)(e)	37,741,092	7,322,891	(38,513,547)	(32,087,505)	25,537,069	—	—	—	—
Air Lease Corp., Class A	309,431,057	82,418,991	(83,777,067)	8,664,695	94,151,276	410,888,952	6,327,209	5,510,385	—
Alamo Group, Inc.	114,285,360	27,973,005	(26,634,932)	6,898,394	(15,722,889)	106,798,938	647,384	783,293	—
Alarm.com Holdings, Inc.	170,088,771	32,298,393	(35,676,555)	(2,082,513)	(35,256,209)	129,371,887	2,995,413	—	—
Albany International Corp., Class A	133,618,152	20,497,591	(33,415,272)	(8,115,398)	(22,638,050)	89,947,023	1,722,793	1,995,845	—
Alexander & Baldwin, Inc.(b)	77,373,727	11,612,779	(104,895,809)	(3,008,783)	18,918,086	—	—	3,511,501	—
Alkermes PLC	332,037,101	66,008,081	(68,484,481)	(303,512)	21,490,214	350,747,403	9,919,327	—	—
Alpha & Omega Semiconductor Ltd.(f)	37,319,061	7,825,417	(8,144,718)	(2,392,973)	21,154,621	N/A	N/A	—	—
Alpha Metallurgical Resources, Inc.	84,667,246	23,913,159	(27,688,208)	(3,523,492)	55,776,807	133,145,512	648,636	—	—
American Eagle Outfitters, Inc.	125,601,045	37,553,685	(51,927,526)	173,859	46,716,073	158,117,136	9,468,092	4,862,234	—
American States Water Co.	184,398,697	39,196,722	(40,610,521)	4,591,595	(11,746,608)	175,829,885	2,325,177	4,538,327	—
American Woodmark Corp.	54,755,199	10,640,994	(13,915,452)	(3,193,469)	(13,465,178)	34,822,094	874,268	—	—
Ameris Bancorp	230,464,742	46,752,405	(54,481,129)	18,548,812	59,399,610	300,684,440	3,855,423	3,050,478	—
AMERISAFE, Inc.	61,860,178	10,894,541	(12,884,766)	(2,212,944)	(19,832,525)	37,824,484	1,134,848	2,938,050	—
AMN Healthcare Services, Inc.	57,577,935	9,827,027	(10,717,090)	(10,379,476)	(4,033,614)	42,274,782	2,305,059	—	—
Andersons, Inc. (The)	85,273,190	24,822,351	(22,766,591)	3,679,359	53,811,502	144,819,811	2,017,551	1,547,692	—
Apogee Enterprises, Inc.	62,881,856	11,055,518	(13,688,935)	(1,059,255)	(15,898,066)	43,291,118	1,290,731	1,359,792	—
Apollo Commercial Real Estate Finance, Inc.	75,593,497	17,028,152	(16,715,001)	(2,212,194)	9,479,063	83,173,517	7,876,280	7,723,211	—
Apple Hospitality REIT, Inc.	178,121,749	33,433,987	(40,265,115)	(6,798,035)	(12,403,037)	152,089,549	13,213,688	12,599,677	—
Arbor Realty Trust, Inc.	118,029,196	4,346,437	—	—	(41,473,824)	80,901,809	10,493,101	12,362,772	—
ArcBest Corp.	101,622,990	23,377,481	(30,115,287)	6,514,869	30,604,674	132,004,727	1,342,057	656,073	—
Archrock, Inc.	284,204,653	63,406,494	(70,153,249)	23,825,735	65,373,517	366,657,150	10,536,125	8,710,864	—
Arcosa, Inc.	232,607,724	63,320,962	(66,504,969)	23,488,371	59,822,629	312,734,717	2,946,436	584,356	—
Argan, Inc.	—	398,158,799	(3,217,318)	63,552	58,957,474	453,962,507	833,494	—	—
Arlo Technologies, Inc.	61,230,420	21,942,799	(19,029,332)	5,970,026	20,432,061	90,545,974	6,363,034	—	—
ARMOUR Residential REIT, Inc.	80,790,352	52,453,266	(23,723,387)	(11,627,648)	14,172,531	112,065,114	6,718,532	14,098,673	—
Armstrong World Industries, Inc.	379,726,543	94,753,108	(109,220,432)	21,690,052	40,079,500	427,028,771	2,591,194	3,354,983	—
Arrowhead Pharmaceuticals, Inc.(b)	99,950,485	75,147,333	(584,529,145)	346,533,564	62,897,763	—	—	—	—
Artisan Partners Asset Management, Inc., Class A	170,631,188	33,565,698	(44,204,740)	1,403,743	(7,403,926)	153,991,963	4,231,711	10,390,669	—
Artivion, Inc.	57,334,644	27,151,114	(17,837,997)	4,766,874	21,139,046	92,553,681	2,527,408	—	—
Asbury Automotive Group, Inc.	267,481,629	56,530,091	(65,311,152)	21,955,740	(52,457,682)	228,198,626	1,167,794	—	—
ASGN, Inc.	—	93,378,811	(888,195)	22,576	6,711,686	99,224,878	2,563,288	—	—
Assured Guaranty Ltd.	260,546,588	47,052,114	(76,895,246)	24,334,575	(43,010,775)	212,027,256	2,602,200	3,799,203	—
Astec Industries, Inc.	48,566,163	14,026,194	(15,059,485)	95,601	26,284,156	73,912,629	1,372,820	710,539	—
182026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Astrana Health, Inc.(f)	$ 79,694,987	$ 14,798,502	$ (14,867,874)	$ (12,276,176)	$ 85,903,551	$ N/A	N/A	$ —	$ —
Atlantic Union Bankshares Corp.(d)	N/A	105,043,867	(23,153,104)	1,673,738	32,039,093	304,132,997	8,509,597	11,776,947	—
Avanos Medical, Inc.	40,716,474	7,351,846	(8,112,593)	(4,992,079)	4,059,974	39,023,622	2,785,412	—	—
Avista Corp.	205,006,992	45,780,695	(45,394,984)	(1,225,004)	(7,997,217)	196,170,482	4,887,157	9,452,275	—
Axcelis Technologies, Inc.	99,831,336	32,918,505	(44,941,381)	11,986,447	71,824,508	171,619,415	1,843,784	—	—
Axos Financial, Inc.	216,601,447	45,521,577	(37,230,899)	13,398,468	51,525,522	289,816,115	3,405,995	—	—
Azenta, Inc.	97,872,098	17,341,442	(27,539,878)	(9,059,775)	(26,634,362)	51,979,525	2,459,987	—	—
AZZ, Inc.	154,902,658	42,441,808	(46,954,021)	13,477,961	60,542,614	224,411,020	1,793,423	1,381,390	—
B&G Foods, Inc.(b)	34,295,260	1,579,029	(26,828,913)	(79,009,967)	69,964,591	—	—	—	—
Badger Meter, Inc.	346,008,246	67,593,916	(78,066,282)	28,656,585	(94,481,318)	269,711,147	1,770,339	2,705,911	—
Balchem Corp.	333,694,860	67,287,615	(77,128,721)	17,825,305	(11,936,059)	329,743,000	1,945,616	1,854,731	—
Banc of California, Inc.	121,022,849	30,303,002	(33,971,813)	(654,375)	25,025,920	141,725,583	8,061,751	3,351,081	—
Bancorp, Inc. (The)	156,115,093	16,234,462	(40,408,671)	14,406,589	(9,634,282)	136,713,191	2,544,448	—	—
Bank of Hawaii Corp.	169,667,235	10,816,383	(17,207,490)	4,666,084	7,363,969	175,306,181	2,361,026	6,655,969	—
BankUnited, Inc.	159,325,467	2,709,485	(11,716,946)	3,153,345	43,823,702	197,295,053	4,368,801	5,523,469	—
Banner Corp.	136,004,766	16,829,016	(21,439,730)	3,638,940	(9,994,206)	125,038,786	2,060,626	4,043,916	—
Beacon Financial Corp.(g)	69,333,758	78,564,244	(6,404,519)	348,713	7,544,244	149,386,440	4,979,548	4,126,976	—
Benchmark Electronics, Inc.	84,640,823	21,015,933	(23,622,870)	5,259,000	32,812,188	120,105,074	2,142,438	1,445,765	—
BGC Group, Inc., Class A	196,061,725	53,216,641	(49,577,559)	1,150,551	12,496,349	213,347,707	21,814,694	1,742,455	—
BJ’s Restaurants, Inc.	48,330,137	11,311,398	(16,820,799)	980,676	713,496	44,514,908	1,268,231	—	—
BlackLine, Inc.	155,438,901	33,522,037	(44,544,462)	(7,085,846)	(26,318,457)	111,012,173	3,000,329	—	—
BlackRock Cash Funds: Institutional, SL Agency Shares	3,908,839,480	282,090,739 (h)	—	57,448	(1,152,769)	4,189,834,898	4,188,997,098	19,534,371 (i)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,215,109,656	58,322,008 (h)	—	—	—	1,273,431,664	1,273,431,664	43,540,340	—
Blackstone Mortgage Trust, Inc., Class A	212,213,860	39,344,337	(78,329,361)	(68,395)	9,268,434	182,428,875	9,526,312	—	—
Bloomin’ Brands, Inc.(b)	33,473,260	6,785,478	(33,965,073)	(63,455,233)	57,161,568	—	—	1,354,955	—
Boise Cascade Co.	232,945,701	38,964,192	(51,546,539)	13,055,363	(64,675,905)	168,742,812	2,224,691	1,962,803	—
Boot Barn Holdings, Inc.	203,228,124	66,887,738	(73,326,188)	27,760,391	42,921,371	267,471,436	1,827,490	—	—
BorgWarner, Inc.(b)	387,433,320	72,638,547	(674,492,697)	213,665,353	755,477	—	—	5,860,843	—
Box, Inc., Class A	274,226,095	57,282,040	(66,248,663)	(1,015,513)	(60,863,602)	203,380,357	8,603,230	—	—
Brady Corp., Class A	193,171,508	40,193,032	(47,388,194)	12,313,504	14,658,631	212,948,481	2,621,227	2,545,050	—
Brandywine Realty Trust(b)	47,611,611	5,865,579	(42,526,177)	(68,501,724)	57,550,711	—	—	—	—
Brinker International, Inc.	409,297,560	82,072,252	(100,877,642)	39,373,591	(56,311,911)	373,553,850	2,616,473	—	—
Bristow Group, Inc.	48,069,844	12,505,231	(12,430,811)	2,730,703	19,922,744	70,797,711	1,509,868	191,389	—
Brookline Bancorp, Inc.(b)	60,105,881	3,274,335	(75,094,010)	92,008	11,621,786	—	—	1,443,724	—
Cable One, Inc.(f)	75,725,049	8,518,214	(10,461,025)	(10,466,490)	36,870,099	N/A	N/A	—	—
Cactus, Inc., Class A	188,895,586	44,309,514	(42,159,555)	(3,386,990)	8,193,136	195,851,691	4,134,509	2,245,747	—
Caesars Entertainment, Inc.	—	336,137,713	(36,915,244)	(226,775)	25,096,684	324,092,378	12,262,292	—	—
Caleres, Inc.(b)	35,823,737	2,382,007	(25,583,047)	(30,916,768)	18,294,071	—	—	283,222	—
California Resources Corp.(d)	N/A	67,451,507	(51,343,364)	443,669	110,725,394	326,722,346	4,720,057	6,955,867	—
California Water Service Group	178,730,802	33,320,224	(38,636,497)	(798,347)	(10,346,997)	162,269,185	3,578,941	4,398,293	—
Calix, Inc.	129,335,516	45,504,827	(44,344,320)	7,064,403	39,894,728	177,455,154	3,622,273	—	—
Cal-Maine Foods, Inc.	228,747,759	74,465,316	(57,286,482)	14,464,065	(47,421,199)	212,969,459	2,690,707	20,865,111	—
Schedule of Investments
19

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Capitol Federal Financial, Inc.	$ 42,336,314	$ 10,478,362	$ (12,742,904)	$ (2,890,061)	$ 13,926,250	$ 51,107,961	7,168,017	$ 2,771,938	$ —
CareTrust REIT, Inc.(b)	331,656,867	148,480,122	(566,307,108)	157,746,883	(71,576,764)	—	—	12,582,349	—
Cargurus, Inc., Class A	158,987,141	36,135,043	(55,477,785)	7,894,963	18,593,925	166,133,287	4,879,098	—	—
CarMax, Inc.	—	418,583,435	(60,870,243)	(1,402,627)	(2,090,503)	354,220,062	8,519,001	—	—
Cars.com, Inc.(b)	41,500,220	8,133,840	(38,494,790)	(30,681,914)	19,542,644	—	—	—	—
Carter’s, Inc.	91,134,321	16,041,965	(17,373,936)	(5,195,402)	(6,382,520)	78,224,428	2,187,484	2,172,910	—
Casella Waste Systems, Inc., Class A	—	393,245,201	(21,467,750)	(3,144,015)	(70,708,721)	297,924,715	3,755,038	—	—
Catalyst Pharmaceuticals, Inc.	168,115,501	38,013,093	(37,317,566)	5,948,721	(2,956,349)	171,803,400	6,938,748	—	—
Cathay General Bancorp	189,612,857	9,885,780	(26,077,592)	3,251,820	24,676,823	201,349,688	4,038,301	5,837,907	—
Cavco Industries, Inc.	257,480,302	53,150,568	(66,295,534)	20,516,658	(39,068,247)	225,783,747	466,216	—	—
Celanese Corp., Class A	383,743,571	66,605,467	(75,081,224)	(4,142,736)	61,579,238	432,704,316	6,579,053	786,493	—
Centerspace	66,342,202	14,527,993	(15,432,391)	(1,203,537)	(6,653,224)	57,581,043	1,002,281	3,052,479	—
Central Garden & Pet Co.	20,891,984	4,161,554	(6,098,903)	383,386	(612,935)	18,725,086	509,249	—	—
Central Garden & Pet Co., Class A	102,248,913	21,046,412	(23,038,565)	2,158,765	(3,124,120)	99,291,405	3,062,659	—	—
Central Pacific Financial Corp.	43,196,860	373,648	(1,789,653)	33,993	7,841,372	49,656,220	1,553,699	1,755,632	—
Century Communities, Inc.	113,038,606	20,998,084	(30,598,623)	6,750,826	(23,135,056)	87,053,837	1,517,146	1,875,992	—
CEVA, Inc.(b)	37,410,320	4,499,932	(35,645,011)	(15,294,450)	9,029,209	—	—	—	—
Champion Homes, Inc.	308,769,964	66,875,285	(61,393,159)	(5,858,826)	(61,332,406)	247,060,858	3,322,050	—	—
Cheesecake Factory, Inc. (The)	141,282,510	32,097,998	(40,820,738)	12,474,294	5,743,056	150,777,120	2,753,920	3,056,467	—
Chefs’ Warehouse, Inc. (The)	118,524,130	30,731,241	(30,208,949)	8,064,289	2,159,569	129,270,280	2,174,437	—	—
Chemours Co. (The)	124,995,768	27,153,065	(29,193,437)	(232,671)	76,373,664	199,096,389	9,037,512	3,129,183	—
Chesapeake Utilities Corp.	181,843,780	40,211,646	(39,161,321)	7,242,795	(10,631,474)	179,505,426	1,420,475	3,831,262	—
Cinemark Holdings, Inc.	165,144,378	34,936,665	(48,832,447)	10,897,501	14,609,826	176,755,923	6,197,613	2,109,800	—
City Holding Co.	106,887,245	21,619,214	(26,751,854)	8,320,376	(6,721,615)	103,353,366	864,737	2,875,881	—
Cleanspark, Inc.	115,513,232	42,573,494	(57,106,529)	1,616,245	28,114,231	130,710,673	15,359,656	—	—
Clear Secure, Inc., Class A	150,699,219	42,450,396	(59,820,528)	1,778,821	122,735,322	257,843,230	5,326,239	2,164,107	—
Clearway Energy, Inc., Class A	60,905,823	13,349,080	(18,600,713)	2,783,851	22,941,551	81,379,592	2,077,600	9,169	—
Clearway Energy, Inc., Class C	155,035,736	39,513,678	(47,288,380)	6,313,507	46,660,736	200,235,277	5,096,342	94,318	—
Cogent Communications Holdings, Inc.	160,068,516	27,930,202	(28,751,033)	(2,396,199)	(103,192,095)	53,659,391	2,848,163	—	—
Cohu, Inc.	42,393,896	14,531,307	(15,310,832)	(1,227,933)	45,435,972	85,822,410	2,802,822	—	—
Collegium Pharmaceutical, Inc.	59,517,855	16,977,746	(18,994,009)	2,851,841	2,378,439	62,731,872	1,896,942	—	—
Community Financial System, Inc.	185,343,017	34,502,000	(39,459,195)	4,364,563	695,050	185,445,435	3,161,900	5,925,724	—
Concentra Group Holdings Parent, Inc.	145,236,017	41,362,296	(31,334,914)	10,121,158	(11,830,270)	153,554,287	7,158,708	1,708,683	—
CONMED Corp.	115,345,444	18,207,300	(21,283,191)	(9,277,836)	(37,280,213)	65,711,504	1,858,357	737,737	—
Corcept Therapeutics, Inc.	658,629,185	77,983,535	(90,472,398)	27,127,411	(446,601,015)	226,666,718	5,623,089	—	—
Core Laboratories, Inc.	43,398,284	9,802,874	(10,806,323)	(2,752,530)	7,269,543	46,911,848	2,794,035	111,899	—
Core Natural Resources, Inc.	241,888,914	56,729,696	(61,105,116)	16,103,298	68,767,912	322,384,704	3,078,246	1,220,017	—
CoreCivic, Inc.	137,829,706	26,973,798	(43,025,908)	9,173,310	(17,344,978)	113,605,928	6,007,717	—	—
202026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Covista, Inc.(j)	$ 231,904,953	$ 50,833,447	$ (79,936,326)	$ 25,832,194	$ 10,266,074	$ 238,900,342	2,072,888	$ —	$ —
Cracker Barrel Old Country Store, Inc.	53,423,618	11,864,128	(13,864,800)	(7,683,114)	(6,078,841)	37,660,991	1,339,772	1,332,193	—
Crescent Energy Co., Class A(f)	127,113,171	23,362,237	(24,329,415)	(16,533,681)	17,069,608	N/A	N/A	5,722,088	—
CSG Systems International, Inc.	103,217,997	27,207,326	(32,243,635)	6,314,963	25,179,619	129,676,270	1,622,170	2,127,145	—
CSW Industrials, Inc.	302,544,412	57,866,635	(71,321,811)	(10,823,688)	(20,449,781)	257,815,767	989,392	1,081,131	—
CTS Corp.	77,364,895	17,155,155	(21,543,523)	3,977,505	6,331,719	83,285,751	1,743,839	278,689	—
Curbline Properties Corp.	141,402,210	29,489,755	(29,694,757)	12,926,471	(3,981,701)	150,141,978	5,821,713	3,905,355	—
Customers Bancorp, Inc.	90,574,354	27,575,215	(17,036,160)	7,182,608	25,040,038	133,336,055	1,920,992	—	—
CVB Financial Corp.	149,927,505	31,043,154	(39,251,968)	(108,695)	6,765,096	148,375,092	7,652,145	6,210,161	—
Cytek Biosciences, Inc.	26,508,530	7,539,314	(6,962,835)	(5,402,670)	7,152,962	28,835,301	6,598,467	—	—
Dana, Inc.	106,349,113	38,489,266	(66,821,885)	11,627,316	137,342,904	226,986,714	6,745,519	3,169,051	—
Dauch Corp.(k)	30,177,524	68,399,818	(12,606,971)	(8,301,544)	6,321,831	83,990,658	14,163,686	—	—
Dave & Buster’s Entertainment, Inc.(b)	33,460,115	7,144,155	(35,795,670)	(39,876,009)	35,067,409	—	—	—	—
Deluxe Corp.	43,274,421	12,353,088	(12,717,129)	(571,009)	32,047,794	74,387,165	2,701,059	3,217,515	—
DiamondRock Hospitality Co.	99,088,323	22,642,950	(26,746,231)	(2,705,989)	22,327,806	114,606,859	12,231,255	4,502,159	—
Digi International, Inc.	64,209,738	19,325,911	(19,600,698)	7,438,580	37,473,492	108,847,023	2,258,237	—	—
Dime Community Bancshares, Inc.	67,672,566	17,109,713	(16,146,590)	1,386,081	12,781,900	82,803,670	2,448,364	2,379,087	—
Diodes, Inc.	123,679,503	31,815,080	(36,793,831)	1,783,397	67,598,090	188,082,239	2,755,380	—	—
DNOW, Inc.	111,575,134	91,950,409	(28,230,989)	3,960,676	(46,471,819)	132,783,411	11,148,901	—	—
Donnelley Financial Solutions, Inc.	71,748,042	21,941,717	(24,286,869)	4,922,202	753,089	75,078,181	1,592,664	—	—
Dorian LPG Ltd.	50,252,467	13,800,684	(14,617,950)	3,293,329	22,720,774	75,449,304	2,206,120	5,348,421	—
Dorman Products, Inc.	202,441,626	45,191,900	(44,943,178)	9,208,242	(37,570,637)	174,327,953	1,670,448	—	—
DoubleVerify Holdings, Inc.	116,072,725	20,963,907	(30,431,276)	(23,966,422)	(6,392,618)	76,246,316	8,025,928	—	—
Dream Finders Homes, Inc., Class A(d)	N/A	9,505,669	(8,731,026)	(2,315,634)	(28,066,851)	24,011,513	1,724,965	—	—
DXC Technology Co.	190,876,540	32,943,570	(47,105,467)	(14,545,772)	(34,036,387)	128,132,484	10,193,515	—	—
DXP Enterprises, Inc.(f)	64,656,689	18,767,511	(20,772,877)	7,987,588	(39,468,461)	N/A	N/A	—	—
Dycom Industries, Inc.(b)	274,845,430	68,056,763	(674,216,553)	431,056,815	(99,742,455)	—	—	—	—
Dynavax Technologies Corp.(b)	98,038,142	13,280,943	(121,698,350)	31,619,338	(21,240,073)	—	—	—	—
Eagle Bancorp, Inc.	39,268,152	8,722,239	(14,499,633)	(11,598,140)	19,352,760	41,245,378	1,658,439	633,575	—
Easterly Government Properties, Inc.	65,134,435	6,529,739	(4,582,193)	(1,637,217)	(8,743,834)	56,700,930	2,645,867	2,978,683	—
Eastman Chemical Co.	—	449,962,257	(51,004,179)	1,057,746	123,187,388	523,203,212	6,855,388	11,619,386	—
Edgewell Personal Care Co.	93,064,381	12,744,072	(17,415,186)	(6,207,868)	(22,363,105)	59,822,294	2,803,294	1,697,324	—
Element Solutions, Inc.	311,493,923	76,235,937	(75,061,884)	(1,339,378)	155,271,863	466,600,461	13,667,266	4,320,629	—
Ellington Financial, Inc.	74,325,973	36,189,014	(16,114,930)	617,668	(6,353,596)	88,664,129	7,482,205	5,979,566	—
Elme Communities(b)	94,702,580	14,220,720	(108,817,852)	(26,150,532)	26,045,084	—	—	—	—
Embecta Corp.	46,393,412	8,304,752	(8,647,403)	(2,873,382)	(11,025,203)	32,152,176	3,637,124	2,100,128	—
Employers Holdings, Inc.	77,462,995	3,762,268	(20,869,117)	1,610,193	(15,636,981)	46,329,358	1,126,139	1,791,924	—
Encore Capital Group, Inc.	50,210,567	15,551,096	(20,899,817)	1,150,700	47,877,363	93,889,909	1,338,989	—	—
Energizer Holdings, Inc.	121,534,172	17,628,032	(29,619,137)	(6,619,292)	(42,881,631)	60,042,144	3,656,647	4,535,090	—
Enerpac Tool Group Corp., Class A	150,895,761	25,791,987	(33,344,124)	6,639,953	(34,414,815)	115,568,762	3,168,872	126,428	—
Enova International, Inc.	154,341,021	41,220,288	(52,277,344)	20,604,794	37,767,311	201,656,070	1,484,621	—	—
Enovis Corp.	134,741,451	20,644,297	(23,778,045)	(6,985,129)	(46,534,177)	78,088,397	3,432,457	—	—
Schedule of Investments
21

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Enphase Energy, Inc.	$ —	$ 335,070,397	$ (35,101,045)	$ 1,076,637	$ (3,788,722)	$ 297,257,267	7,861,869	$ —	$ —
Enpro, Inc.	210,013,936	59,436,486	(63,505,445)	22,318,902	88,953,497	317,217,376	1,265,579	1,577,319	—
Enviri Corp.	33,149,193	16,196,994	(16,198,240)	1,646,106	60,195,843	94,989,896	4,841,483	—	—
ePlus, Inc.	99,397,547	25,879,595	(28,887,394)	6,724,587	15,026,886	118,141,221	1,569,983	1,175,851	—
ESCO Technologies, Inc.	253,917,172	70,334,602	(75,018,134)	26,906,805	161,632,446	437,772,891	1,555,862	493,738	—
Essential Properties Realty Trust, Inc.	378,832,178	104,433,541	(72,104,274)	11,604,907	(39,937,348)	382,829,004	12,609,651	13,989,525	—
Ethan Allen Interiors, Inc.	39,535,878	7,496,333	(8,608,705)	139,600	(7,633,593)	30,929,513	1,389,466	2,470,056	—
Etsy, Inc.	328,192,384	70,418,864	(129,580,438)	3,894,796	23,449,796	296,375,402	5,929,880	—	—
EVERTEC, Inc.	144,960,761	25,589,533	(29,346,762)	4,005,957	(36,797,167)	108,412,322	3,841,684	763,733	—
Everus Construction Group, Inc.	116,916,841	56,383,147	(58,862,438)	8,684,271	238,669,625	361,791,446	3,064,471	—	—
EZCORP, Inc., Class A	47,800,109	20,431,719	(14,474,688)	4,797,641	30,919,414	89,474,195	3,525,382	—	—
Federal Signal Corp.	277,916,471	83,054,022	(94,271,002)	38,051,175	90,323,793	395,074,459	3,653,361	2,075,131	—
First BanCorp/Puerto Rico	193,197,004	8,586,338	(22,903,600)	9,788,430	11,038,622	199,706,794	9,349,569	7,074,755	—
First Bancorp/Southern Pines NC	102,717,377	24,908,122	(27,165,188)	3,538,124	36,313,741	140,312,176	2,490,012	2,288,087	—
First Commonwealth Financial Corp.	97,563,430	18,739,136	(20,673,182)	4,546,114	7,967,819	108,143,317	6,151,497	3,343,526	—
First Financial Bancorp	147,637,121	32,075,737	(22,554,767)	2,996,190	14,062,430	174,216,711	6,248,806	5,800,874	—
First Hawaiian, Inc.	191,055,692	40,880,472	(51,328,062)	4,898,635	(4,107,648)	181,399,089	7,361,976	7,768,362	—
First Interstate BancSystem, Inc., Class A	—	198,428,069	(23,819,765)	(171,134)	2,018,170	176,455,340	5,283,094	2,541,868	—
FMC Corp.	325,685,916	35,844,565	(48,177,890)	(12,356,782)	(171,845,189)	129,150,620	7,500,036	9,725,502	—
Foot Locker, Inc.(b)	71,966,781	6,716,119	(127,764,711)	26,235,917	22,845,894	—	—	—	—
FormFactor, Inc.	135,483,215	56,418,258	(55,818,235)	16,663,838	298,970,464	451,717,540	4,657,362	—	—
Fortrea Holdings, Inc.	41,914,270	12,694,906	(10,806,158)	(9,739,451)	18,165,877	52,229,444	5,544,527	—	—
Four Corners Property Trust, Inc.	178,263,564	35,798,731	(27,469,874)	1,909,667	(32,621,154)	155,880,934	6,591,160	8,578,449	—
Fox Factory Holding Corp.	60,149,444	10,905,775	(12,927,374)	(7,383,663)	(9,458,766)	41,285,416	2,508,227	—	—
Franklin BSP Realty Trust, Inc.	66,061,525	10,599,731	(16,684,564)	(2,690,283)	(15,739,575)	41,546,834	4,893,620	3,292,563	—
Franklin Electric Co., Inc.	228,089,628	45,401,201	(56,519,042)	13,931,046	(18,976,260)	211,926,573	2,299,301	2,491,234	—
Freshpet, Inc.	249,623,028	40,561,844	(45,624,974)	(5,515,073)	(66,201,286)	172,843,539	2,931,539	—	—
Frontdoor, Inc.	181,062,894	53,579,392	(74,305,361)	20,917,178	47,729,761	228,983,864	4,331,893	—	—
Fulton Financial Corp.	203,865,997	5,752,459	(13,712,717)	210,413	23,156,899	219,273,051	10,780,386	7,884,600	—
Gates Industrial Corp. PLC	258,782,908	109,639,878	(75,564,139)	5,193,549	46,773,027	344,825,223	15,251,005	—	—
Gentherm, Inc.	51,216,967	12,894,538	(15,025,871)	(5,651,192)	7,382,317	50,816,759	1,829,257	—	—
Genworth Financial, Inc., Class A	187,382,560	4,522,546	(33,216,546)	13,318,220	13,717,896	185,724,676	22,872,497	—	—
GEO Group, Inc. (The)	245,795,315	36,814,379	(43,242,953)	11,643,414	(112,992,406)	138,017,749	8,210,455	—	—
Getty Realty Corp.	97,597,547	19,806,033	(16,479,454)	1,495,458	2,854,348	105,273,932	3,310,501	3,677,599	—
Gibraltar Industries, Inc.	110,047,744	19,930,270	(25,787,604)	1,897,953	(35,402,441)	70,685,922	1,772,910	—	—
G-III Apparel Group Ltd.	65,305,400	14,082,000	(17,964,751)	(799,884)	1,086,519	61,709,284	2,227,772	451,803	—
Glaukos Corp.	335,566,632	85,160,192	(77,456,802)	20,160,460	8,064,344	371,494,826	3,450,630	—	—
GMS, Inc.(b)	176,455,455	9,556,956	(271,008,898)	183,752,115	(98,755,628)	—	—	—	—
Goosehead Insurance, Inc., Class A	178,931,500	27,529,817	(38,818,548)	118,985	(103,996,188)	63,765,566	1,494,739	—	—
Granite Construction, Inc.	202,510,300	61,760,572	(66,813,678)	24,123,545	91,681,885	313,262,624	2,613,135	1,347,708	—
Greenbrier Cos., Inc. (The)	99,311,534	19,545,851	(23,078,000)	2,613,186	(771,837)	97,620,734	1,854,145	2,382,032	—
Griffon Corp.	174,828,225	38,241,538	(43,838,352)	15,676,489	(14,119,421)	170,788,479	2,349,869	1,878,390	—
222026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Grocery Outlet Holding Corp.	$ 83,956,610	$ 14,907,198	$ (17,053,246)	$ (6,022,172)	$ (34,273,034)	$ 41,515,356	5,888,703	$ —	$ —
Group 1 Automotive, Inc.	306,643,974	62,917,059	(99,746,688)	32,959,437	(68,473,824)	234,299,958	708,647	1,559,301	—
H2O America(l)	102,324,662	41,757,524	(21,548,974)	(1,629,615)	10,712,046	131,615,643	2,243,321	3,238,591	—
HA Sustainable Infrastructure Capital, Inc.	215,087,569	54,719,076	(51,487,597)	6,217,757	57,263,334	281,800,139	7,668,031	3,510,270	—
Hanesbrands, Inc.(b)	125,979,168	13,713,464	(142,209,413)	16,730,902	(14,214,121)	—	—	—	—
Hanmi Financial Corp.	42,878,589	2,116,057	(4,529,995)	(1,223,587)	7,719,540	46,960,604	1,781,510	1,958,498	—
Harmonic, Inc.	69,401,986	14,197,845	(18,491,567)	1,205,268	(5,834,579)	60,478,953	6,734,850	—	—
Hawaiian Electric Industries, Inc.	—	129,285,174	(10,061,109)	310,432	34,305,224	153,839,721	10,366,558	—	—
Hawkins, Inc.	124,731,922	50,740,825	(35,499,451)	16,689,385	36,815,258	193,477,939	1,259,622	892,971	—
Hayward Holdings, Inc.(d)	N/A	82,730,808	(33,706,307)	(638,356)	(15,939,631)	160,328,339	11,982,686	—	—
HB Fuller Co.	189,730,215	39,772,008	(45,301,635)	184,853	16,810,278	201,195,719	3,261,928	3,048,949	—
Healthcare Services Group, Inc.	46,521,670	15,568,529	(20,975,006)	(2,154,625)	39,486,770	78,447,338	4,228,967	—	—
Heidrick & Struggles International, Inc.(b)	54,043,365	9,611,473	(83,295,564)	35,443,455	(15,802,729)	—	—	550,914	—
Helen of Troy Ltd.(b)	75,586,719	4,181,964	(33,476,471)	(55,054,570)	8,762,358	—	—	—	—
Helix Energy Solutions Group, Inc.	73,458,306	13,282,210	(17,080,094)	215,569	11,320,810	81,196,801	8,209,990	—	—
Helmerich & Payne, Inc.	160,676,370	34,914,195	(35,840,040)	1,492,094	54,854,980	216,097,599	5,997,713	5,941,242	—
Heritage Financial Corp.	51,183,337	19,190,334	(10,024,967)	(552,278)	4,365,516	64,161,942	2,467,767	1,953,758	—
Highwoods Properties, Inc.	197,251,592	38,577,117	(40,107,236)	2,278,853	(56,655,017)	141,345,309	6,601,836	12,937,681	—
Hillenbrand, Inc.(b)	105,108,650	21,940,170	(158,884,673)	(32,673,685)	64,509,538	—	—	2,865,848	—
HNI Corp.	131,089,641	88,717,047	(39,709,412)	1,971,415	(43,000,443)	139,068,248	4,164,967	4,248,127	—
Hope Bancorp, Inc.	78,248,843	21,075,510	(18,151,128)	(2,514,312)	7,708,655	86,367,568	7,732,101	4,270,015	—
Horace Mann Educators Corp.	107,787,451	12,233,074	(14,891,320)	1,715,984	(1,871,168)	104,974,021	2,459,560	3,453,578	—
Hub Group, Inc., Class A	139,615,389	29,979,995	(33,319,254)	5,703,007	(10,878,123)	131,101,014	3,637,653	1,817,642	—
IAC, Inc.	201,184,399	33,393,650	(92,603,293)	(6,382,458)	21,122,510	156,714,808	3,914,934	—	—
Ichor Holdings Ltd.	47,332,249	11,804,254	(12,490,589)	(610,321)	50,325,082	96,360,675	2,067,382	—	—
ICU Medical, Inc.	210,232,096	43,834,366	(47,204,783)	4,605,526	(19,976,500)	191,490,705	1,482,700	—	—
Impinj, Inc.	129,636,966	75,256,755	(39,159,732)	(8,712,490)	8,937,798	165,959,297	1,615,962	—	—
Independent Bank Corp.	164,763,486	54,175,596	(29,993,014)	3,456,532	31,668,221	224,070,821	2,979,269	6,849,115	—
Indivior Pharmaceuticals, Inc.(m)	—	280,044,939	(15,243,708)	(1,632,582)	(34,570,447)	228,598,202	7,499,941	—	—
Ingevity Corp.	88,975,714	25,888,032	(29,022,902)	976,040	67,024,673	153,841,557	2,159,786	—	—
Innospec, Inc.	146,607,907	24,970,759	(29,780,590)	(966,427)	(32,207,900)	108,623,749	1,487,589	2,528,895	—
Innovative Industrial Properties, Inc.	94,753,942	18,616,096	(23,655,562)	(21,218,251)	15,882,375	84,378,600	1,682,189	11,570,054	—
Innoviva, Inc.	61,749,457	34,134,274	(16,801,229)	4,340,881	15,929,611	99,352,994	4,264,077	—	—
Insight Enterprises, Inc.	253,473,651	62,867,266	(43,135,552)	9,781,878	(158,250,004)	124,737,239	1,861,472	—	—
Insperity, Inc.	—	87,413,661	(4,082,713)	(1,209,346)	(23,965,701)	58,155,901	2,150,736	1,307,867	—
Inspire Medical Systems, Inc.	292,223,052	33,209,624	(57,163,862)	(51,148,501)	(136,600,787)	80,519,526	1,561,061	—	—
Installed Building Products, Inc.	246,207,644	72,524,088	(83,063,204)	28,797,573	96,314,489	360,780,590	1,360,666	4,532,167	—
Insteel Industries, Inc.	31,628,117	8,718,033	(9,490,229)	297,390	8,159,768	39,313,079	1,169,684	1,316,705	—
Integer Holdings Corp.	244,765,485	50,272,342	(48,202,345)	6,283,458	(67,935,172)	185,183,768	2,104,361	—	—
Integra LifeSciences Holdings Corp.	90,225,014	10,889,057	(12,386,350)	(6,282,766)	(44,579,984)	37,864,971	4,019,636	—	—
InterDigital, Inc.(b)	328,370,067	104,815,270	(614,589,087)	391,275,328	(209,871,578)	—	—	4,000,160	—
Schedule of Investments
23

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Interface, Inc., Class A	$ 71,517,387	$ 19,963,919	$ (21,311,339)	$ 4,893,567	$ 12,282,437	$ 87,345,971	3,505,055	$ 279,195	$ —
International Seaways, Inc.(f)	82,801,165	27,664,893	(28,936,917)	2,957,140	6,470,050	N/A	N/A	10,841,321	—
Iridium Communications, Inc.	—	116,777,592	(9,432,246)	881,897	66,638,033	174,865,276	6,303,723	953,223	—
Itron, Inc.	292,094,870	65,593,450	(69,854,728)	14,672,900	(55,904,874)	246,601,618	2,751,329	—	—
Jack in the Box, Inc.(b)	31,697,857	1,771,304	(24,022,897)	(78,523,368)	69,077,104	—	—	—	—
JBG SMITH Properties	84,142,224	4,606,507	(37,296,242)	8,996,393	(8,156,171)	52,292,711	3,579,241	2,243,123	—
JBT Marel Corp.	348,897,497	125,902,706	(84,621,693)	10,881,223	(1,790,133)	399,269,600	3,122,465	1,179,956	—
JetBlue Airways Corp.(f)	90,722,107	18,682,276	(23,545,176)	(1,540,114)	3,642,674	N/A	N/A	—	—
John B Sanfilippo & Son, Inc.	39,608,898	9,050,891	(9,908,866)	(703,360)	5,217,194	43,264,757	545,377	1,370,662	—
John Wiley & Sons, Inc., Class A	112,974,305	18,995,550	(23,833,550)	849,865	(16,844,254)	92,141,916	2,418,423	3,477,846	—
Kadant, Inc.	244,690,321	46,252,577	(52,294,210)	(5,537,874)	(26,273,481)	206,837,333	707,499	955,954	—
Kaiser Aluminum Corp.	59,741,677	20,641,025	(20,640,079)	534,921	55,893,373	116,170,917	963,994	2,949,422	—
Kemper Corp.	—	105,645,968	(972,720)	11,622	3,042,644	107,727,514	3,525,115	—	—
Kennametal, Inc.	101,880,903	27,818,664	(30,317,156)	(494,179)	66,455,619	165,343,851	4,576,359	3,651,156	—
Kennedy-Wilson Holdings, Inc.	63,418,224	13,978,155	(17,877,887)	(2,764,956)	21,159,261	77,912,797	7,200,813	—	—
KKR Real Estate Finance Trust, Inc.(b)	38,540,718	6,537,036	(31,436,912)	(36,643,404)	23,002,562	—	—	1,175,590	—
Knowles Corp.	82,384,380	23,859,771	(29,248,301)	4,885,377	49,059,449	130,940,676	5,098,936	—	—
Kodiak Gas Services, Inc.	—	192,867,641	(31,809,682)	2,731,138	127,402,780	291,191,877	4,993,002	2,464,762	—
Kohl’s Corp.	56,297,631	22,841,140	(22,163,767)	(5,239,227)	35,138,538	86,874,315	6,734,443	3,350,632	—
Kontoor Brands, Inc.	196,793,807	46,289,453	(44,704,537)	9,812,390	7,753,263	215,944,376	3,072,192	6,357,271	—
Koppers Holdings, Inc.	35,088,088	6,156,343	(8,083,194)	(517,638)	13,262,444	45,906,043	1,186,816	396,243	—
Korn Ferry	216,354,570	44,235,945	(47,369,738)	12,922,030	(28,806,014)	197,336,793	3,134,818	6,196,263	—
Kratos Defense & Security Solutions, Inc.(b)	280,610,374	62,575,325	(838,834,078)	484,982,626	10,665,753	—	—	—	—
Krystal Biotech, Inc.	282,183,022	67,691,872	(65,844,305)	1,984,336	114,525,734	400,540,659	1,550,560	—	—
Kulicke & Soffa Industries, Inc.	108,858,768	30,713,641	(34,545,611)	7,061,430	94,477,684	206,565,912	3,143,121	2,607,659	—
Lakeland Financial Corp.	93,845,120	19,280,273	(22,899,535)	(1,690,988)	(1,670,042)	86,864,828	1,513,852	3,082,310	—
Lamb Weston Holdings, Inc.	—	336,553,527	(2,775,887)	42,098	18,780,037	352,599,775	8,343,582	—	—
Laureate Education, Inc., Class A	—	270,513,155	(2,275,369)	47,536	12,390,387	280,675,709	8,056,134	—	—
La-Z-Boy, Inc.	100,255,882	19,514,238	(22,505,400)	2,455,623	(20,146,428)	79,573,915	2,475,853	2,292,850	—
LCI Industries	137,648,306	36,247,268	(45,604,726)	(2,439,401)	52,877,847	178,729,294	1,453,320	6,842,835	—
Leggett & Platt, Inc.	65,727,473	17,521,940	(18,309,503)	(2,318,781)	17,694,537	80,315,666	8,129,116	1,623,382	—
LeMaitre Vascular, Inc.	106,139,037	23,562,145	(24,594,009)	8,983,685	22,740,964	136,831,822	1,253,383	1,052,864	—
LGI Homes, Inc.	85,036,799	13,190,451	(16,272,723)	(6,896,473)	(26,881,025)	48,177,029	1,218,746	—	—
Liberty Energy, Inc., Class A	158,672,116	39,346,073	(41,062,383)	(2,236,507)	125,657,082	280,376,381	9,735,291	3,305,777	—
Life360, Inc.	—	189,369,534	(1,867,932)	12,837	4,616,117	192,130,556	4,706,775	—	—
Ligand Pharmaceuticals, Inc.	122,836,744	46,545,906	(41,410,642)	11,185,052	96,899,716	236,056,776	1,182,353	—	—
Lincoln National Corp.(f)	306,924,709	—	—	—	(83,166,926)	N/A	N/A	15,384,697	—
Lindsay Corp.	85,006,637	19,276,271	(24,782,879)	2,454,871	(7,241,333)	74,713,567	627,476	953,241	—
LiveRamp Holdings, Inc.	106,286,364	24,378,965	(32,253,694)	507,167	1,590,195	100,508,997	3,789,932	—	—
LKQ Corp.	—	489,087,637	(30,193,258)	(1,823,117)	(5,397,257)	451,674,005	15,378,754	4,664,257	—
LTC Properties, Inc.	99,204,485	24,835,605	(22,479,651)	(675,610)	5,348,328	106,233,157	2,858,804	6,228,964	—
LXP Industrial Trust	158,967,702	37,352,765	(42,303,943)	(1,265,154)	11,939,365	164,690,735	3,560,111	8,456,500	—
Lyft, Inc., Class A	—	324,976,378	(2,618,304)	(19,908)	(4,244,580)	318,093,586	23,916,811	—	—
242026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
M/I Homes, Inc.	$ 192,075,994	$ 44,566,706	$ (57,090,068)	$ 19,938,192	$ (7,254,242)	$ 192,236,582	1,569,919	$ —	$ —
Macerich Co. (The)	263,869,144	58,903,322	(67,190,737)	9,412,050	25,803,171	290,796,950	15,386,082	—	—
Madison Square Garden Sports Corp., Class A	201,712,590	65,416,438	(53,872,223)	1,697,127	132,166,103	347,120,035	1,080,025	—	—
Magnolia Oil & Gas Corp., Class A	298,398,224	56,441,917	(79,307,559)	(479,174)	68,010,710	343,064,118	10,866,776	6,853,404	—
ManpowerGroup, Inc.	—	114,202,004	(10,815,901)	(1,579,670)	(19,950,704)	81,855,729	2,778,538	2,009,183	—
MARA Holdings, Inc.	241,342,346	84,090,852	(58,592,285)	(6,329,744)	(75,145,174)	185,365,995	22,716,421	—	—
MarineMax, Inc.	27,172,839	6,094,985	(7,986,342)	(271,011)	6,781,971	31,792,442	1,174,887	—	—
MarketAxess Holdings, Inc.	—	361,434,172	—	—	(10,847,053)	350,587,119	2,125,028	3,100,494	—
Masterbrand, Inc.	102,635,889	18,278,105	(20,762,324)	215,507	(37,146,143)	63,221,034	7,607,826	—	—
Match Group, Inc.	—	444,166,077	(3,532,604)	(27,289)	(5,033,909)	435,572,275	14,183,402	—	—
Materion Corp.	104,697,125	31,395,863	(32,774,494)	8,861,475	68,652,348	180,832,317	1,250,137	692,983	—
Matson, Inc.	263,210,553	51,686,896	(70,764,114)	22,360,814	40,590,882	307,085,031	1,873,155	2,730,223	—
Matthews International Corp., Class A	42,851,965	10,731,373	(11,728,696)	(3,675,391)	10,047,035	48,226,286	1,867,788	1,879,512	—
MaxLinear, Inc.	51,711,443	19,522,423	(16,818,560)	(7,085,378)	37,494,544	84,824,472	4,877,773	—	—
MDU Resources Group, Inc.	213,192,724	49,685,029	(52,995,816)	3,922,286	40,584,520	254,388,743	12,277,449	6,749,158	—
Medical Properties Trust, Inc.(f)	223,870,178	35,309,729	(78,744,169)	9,606,130	(72,510,032)	N/A	N/A	4,001,688	—
Mercury Systems, Inc.	135,161,136	54,400,264	(47,574,023)	8,890,303	80,434,034	231,311,714	3,172,565	—	—
Merit Medical Systems, Inc.	380,961,926	66,998,053	(70,432,075)	17,596,698	(149,625,306)	245,499,296	3,561,574	—	—
Meritage Homes Corp.	317,151,497	63,203,071	(90,979,038)	20,951,666	(62,177,128)	248,150,068	4,012,776	7,584,928	—
Mesa Laboratories, Inc.(b)	40,583,025	2,347,417	(28,070,250)	(51,309,909)	36,449,717	—	—	104,145	—
Metallus, Inc.	30,887,919	8,376,051	(10,379,937)	90,213	6,145,626	35,119,872	2,149,319	—	—
MGE Energy, Inc.	208,130,654	39,173,148	(43,288,265)	1,587,970	(35,977,617)	169,625,890	2,194,668	4,088,148	—
Middlesex Water Co.	71,031,389	12,540,090	(12,919,978)	(2,618,905)	(10,472,115)	57,560,481	1,105,869	1,513,288	—
MillerKnoll, Inc.	80,655,692	15,654,907	(17,724,613)	(161,958)	(19,195,839)	59,228,189	4,096,002	3,076,140	—
Millrose Properties, Inc., Class A(d)	N/A	116,772,912	(56,927,405)	2,270,695	(351,407)	259,342,552	9,262,234	19,764,122	—
Minerals Technologies, Inc.	125,344,910	23,302,362	(28,928,319)	585,944	12,281,816	132,586,713	1,869,525	864,743	—
Mirion Technologies, Inc., Class A	—	381,274,508	(41,805,722)	(4,079,701)	(62,152,521)	273,236,564	14,698,040	—	—
Mohawk Industries, Inc.	—	359,964,828	(21,582,160)	(2,290,320)	(28,927,474)	307,164,874	3,119,692	—	—
Molina Healthcare, Inc.	—	434,839,754	(3,472,873)	(1,597)	(18,904,692)	412,460,592	3,094,228	—	—
Monro, Inc.	27,331,500	4,909,865	(5,820,515)	(6,391,732)	8,907,283	28,936,401	1,804,015	1,999,934	—
Moog, Inc., Class A(b)	303,897,458	81,704,037	(582,826,028)	360,874,107	(163,649,574)	—	—	1,993,743	—
Mr. Cooper Group, Inc.(b)	470,772,151	—	(116,552,999)	31,026,767	(385,245,919)	—	—	7,417,344	—
Mueller Water Products, Inc., Class A	246,157,442	51,498,413	(58,214,213)	(1,500,845)	20,310,242	258,251,039	9,394,363	2,560,103	—
MYR Group, Inc.	112,734,671	43,936,408	(52,006,927)	21,116,916	137,480,638	263,261,706	932,494	—	—
Myriad Genetics, Inc.(b)	49,923,464	7,166,340	(32,911,177)	(104,677,281)	80,498,654	—	—	—	—
Napco Security Technologies, Inc.	—	94,293,324	(3,780,614)	(201,280)	(5,982,324)	84,329,106	2,140,876	—	—
National Bank Holdings Corp., Class A	90,132,471	6,162,868	(9,191,078)	(128,543)	1,976,183	88,951,901	2,271,499	2,807,414	—
National Vision Holdings, Inc.	62,223,366	27,165,438	(27,532,419)	2,238,098	59,260,820	123,355,303	4,762,753	—	—
NBT Bancorp, Inc.	125,248,738	39,648,637	(29,604,594)	6,890,019	(8,418,241)	133,764,559	3,141,488	4,536,561	—
NCR Atleos Corp.	118,236,242	34,697,598	(35,089,105)	7,080,856	68,510,950	193,436,541	4,438,654	—	—
NCR Voyix Corp.	87,992,755	18,863,362	(26,534,575)	(9,972,894)	(17,742,848)	52,605,800	8,310,553	—	—
Neogen Corp.	105,829,393	24,571,917	(18,832,095)	(1,525,411)	11,291,511	121,335,315	13,060,852	—	—
Schedule of Investments
25

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
NeoGenomics, Inc.	$ 75,313,617	$ 16,863,565	$ (17,008,214)	$ (12,768,209)	$ (4,790,024)	$ 57,610,735	7,764,250	$ —	$ —
NetScout Systems, Inc.	93,211,285	22,959,704	(30,232,905)	(1,804,240)	46,835,997	130,969,841	4,119,844	—	—
Newell Brands, Inc.	159,954,395	24,299,371	(27,886,576)	(12,489,716)	(57,564,710)	86,312,764	25,164,071	7,016,792	—
NexPoint Residential Trust, Inc.	54,015,808	8,924,873	(13,468,016)	(1,779,651)	(14,970,689)	32,722,325	1,308,893	—	—
NMI Holdings, Inc., Class A	175,302,714	37,488,598	(47,862,710)	12,010,116	(4,976,711)	171,962,007	4,584,431	—	—
Northern Oil & Gas, Inc.	185,630,731	43,583,556	(38,833,044)	(7,965,969)	713,394	183,128,668	6,265,093	10,591,874	—
Northwest Bancshares, Inc.	94,855,914	32,050,575	(20,727,064)	(581,604)	5,724,227	111,322,048	8,772,423	6,766,916	—
Northwest Natural Holding Co.	106,002,289	23,402,087	(22,339,023)	336,117	25,247,783	132,649,253	2,492,470	4,771,355	—
Oceaneering International, Inc.	136,285,565	32,928,473	(37,672,150)	7,290,898	73,743,500	212,576,286	5,993,129	—	—
ODP Corp. (The)(b)	27,344,993	—	(26,968,979)	(21,003,816)	20,627,802	—	—	—	—
OFG Bancorp	113,682,413	8,328,522	(19,843,053)	6,454,021	(5,190,242)	103,431,661	2,556,393	3,261,723	—
O-I Glass, Inc.	109,265,158	27,914,198	(31,205,592)	(2,447,005)	(7,394,784)	96,131,975	9,146,715	—	—
Omnicell, Inc.	100,116,176	22,115,889	(27,532,823)	(6,654,804)	1,880,915	89,925,353	2,693,989	—	—
OPENLANE, Inc.	127,372,664	37,516,082	(42,545,755)	8,972,318	54,722,789	186,038,098	6,382,096	—	—
Organon & Co.	237,126,690	28,662,467	(32,345,756)	(12,594,931)	(127,357,293)	93,491,177	15,607,876	1,242,548	—
OSI Systems, Inc.	187,742,546	51,801,211	(59,171,019)	20,457,706	46,164,747	246,995,191	930,267	—	—
Otter Tail Corp.	207,872,022	44,700,730	(49,264,869)	2,424,517	15,201,191	220,933,591	2,517,188	5,390,561	—
Outfront Media, Inc.(f)	137,489,462	46,481,292	(41,432,425)	2,932,231	12,875,097	N/A	N/A	9,134,520	—
Oxford Industries, Inc.	53,535,612	7,193,727	(10,484,882)	(5,377,166)	(12,553,242)	32,314,049	839,108	2,348,157	—
Pacific Premier Bancorp, Inc.(b)	127,255,306	3,449,024	(148,688,596)	(45,373,158)	63,357,424	—	—	3,857,717	—
Pacira BioSciences, Inc.	70,939,494	14,626,304	(24,614,855)	(13,164,383)	7,949,334	55,735,894	2,466,190	—	—
Palomar Holdings, Inc.	224,869,185	45,463,653	(52,621,655)	12,528,944	(40,031,260)	190,208,867	1,591,706	—	—
Papa John’s International, Inc.	82,907,615	17,643,954	(19,742,287)	(6,858,364)	(10,179,641)	63,771,277	1,967,642	3,596,157	—
Park National Corp.	136,145,542	39,815,911	(29,578,762)	8,784,378	2,674,144	157,841,213	965,685	4,766,027	—
Pathward Financial, Inc.	107,662,236	5,326,065	(18,169,983)	8,672,277	13,615,660	117,106,255	1,312,409	277,819	—
Patrick Industries, Inc.	175,927,756	46,335,718	(51,742,047)	17,029,629	34,462,768	222,013,824	1,998,864	3,480,533	—
Patterson Cos., Inc.(b)	152,320,336	—	(152,849,619)	13,128,079	(12,598,796)	—	—	—	—
Patterson-UTI Energy, Inc.	178,718,944	31,476,327	(37,270,606)	(1,034,649)	52,815,091	224,705,107	20,748,394	7,139,031	—
Paycom Software, Inc.	—	369,440,523	(2,938,538)	(38,290)	(9,640,000)	356,823,695	2,935,854	—	—
Peabody Energy Corp.	101,792,139	40,873,810	(41,740,253)	(45,971)	139,813,534	240,693,259	7,304,803	2,179,952	—
Pebblebrook Hotel Trust	74,963,702	18,304,934	(24,489,561)	(2,505,503)	19,844,715	86,118,287	6,818,550	—	—
Pediatrix Medical Group, Inc.	75,720,712	20,897,100	(22,250,792)	1,502,696	32,235,430	108,105,146	5,054,004	—	—
Penguin Solutions, Inc.	57,230,033	14,973,228	(25,601,560)	2,377,801	1,532,727	50,512,229	2,870,013	—	—
Penn Entertainment, Inc.	151,755,237	28,569,429	(55,369,330)	(9,545,755)	(471,879)	114,937,702	7,647,219	—	—
PennyMac Mortgage Investment Trust	78,674,763	15,739,627	(17,397,985)	(2,297,280)	(13,835,712)	60,883,413	5,221,562	8,300,226	—
Perdoceo Education Corp.	96,266,942	8,901,441	(18,853,087)	6,994,946	37,554,909	130,865,151	3,516,935	2,111,970	—
Perrigo Co. PLC	—	116,374,606	(6,244,007)	(1,487,949)	(19,927,028)	88,715,622	8,260,300	2,424,048	—
Phibro Animal Health Corp., Class A	27,397,404	10,502,754	(10,636,763)	2,527,785	38,660,421	68,451,601	1,237,599	587,160	—
Phillips Edison & Co., Inc.	282,451,246	54,953,475	(62,819,823)	1,222,904	6,984,081	282,791,883	7,557,239	7,823,631	—
Phinia, Inc.	107,074,905	28,425,762	(40,332,889)	6,354,334	54,311,388	155,833,500	2,276,936	2,615,892	—
Photronics, Inc.	81,292,652	22,011,512	(30,989,095)	8,911,491	62,106,579	143,333,139	3,546,972	—	—
Piper Sandler Cos.	246,562,866	70,609,182	(62,171,111)	27,616,165	28,326,855	310,943,957	4,061,972	7,741,695	—
PJT Partners, Inc., Class A	202,081,340	57,513,499	(57,427,719)	10,100,618	(8,294,422)	203,973,316	1,459,872	1,451,895	—
262026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Plexus Corp.	$ 214,237,588	$ 53,720,701	$ (61,027,694)	$ 18,711,079	$ 100,296,226	$ 325,937,900	1,609,252	$ —	$ —
Power Integrations, Inc.	—	132,139,250	(9,810,280)	709,695	47,632,081	170,670,746	3,333,413	722,155	—
PRA Group, Inc.	50,263,642	8,501,120	(10,473,519)	(5,908,066)	(1,413,314)	40,969,863	2,341,135	—	—
Premier, Inc.(b)	108,845,221	11,559,544	(165,967,401)	30,774,457	14,788,179	—	—	2,180,513	—
Prestige Consumer Healthcare, Inc.	263,347,860	41,509,926	(57,594,005)	10,198,305	(89,016,568)	168,445,518	2,842,003	—	—
PriceSmart, Inc.(f)	134,777,274	38,816,299	(39,287,294)	7,774,330	(20,059,588)	N/A	N/A	2,003,191	—
Primoris Services Corp.	—	437,694,261	(30,098,796)	132,205	56,629,090	464,356,760	3,246,342	517,322	—
Privia Health Group, Inc.	143,812,275	44,655,250	(32,164,525)	(1,765,152)	(11,703,491)	142,834,357	6,943,819	—	—
ProAssurance Corp.	73,927,501	14,127,262	(15,540,110)	(7,003,561)	11,140,709	76,651,801	3,100,801	—	—
PROG Holdings, Inc.	68,320,610	15,743,863	(21,491,284)	622,450	4,889,317	68,084,956	2,373,125	1,274,708	—
Progress Software Corp.	138,211,477	24,127,506	(31,914,740)	698,259	(66,287,613)	64,834,889	2,527,676	—	—
Progyny, Inc.	102,327,946	28,132,637	(22,435,596)	2,118,899	(28,423,510)	81,720,376	4,812,743	—	—
Protagonist Therapeutics, Inc.	178,218,255	65,836,516	(72,218,117)	16,296,494	183,982,079	372,115,227	3,530,505	—	—
Proto Labs, Inc.	53,098,179	14,729,328	(18,043,280)	(5,816,393)	37,071,556	81,039,390	1,421,245	—	—
Provident Financial Services, Inc.	117,685,515	12,353,070	—	—	28,831,668	158,870,253	7,508,046	7,013,542	—
PTC Therapeutics, Inc.	—	442,969,713	(27,565,876)	(3,649,884)	(83,132,441)	328,621,512	4,823,448	—	—
Q2 Holdings, Inc.	—	320,394,410	(27,962,486)	(4,198,197)	(111,112,917)	177,120,810	3,744,626	—	—
Qorvo, Inc.	418,203,014	90,081,609	(150,782,439)	14,545,191	20,253,983	392,301,358	5,068,493	—	—
Quanex Building Products Corp.	54,259,432	10,370,055	(12,775,544)	(4,474,053)	2,155,924	49,535,814	2,756,584	892,261	—
QuidelOrtho Corp.	142,520,795	24,144,264	(23,221,471)	(7,406,587)	(69,060,763)	66,976,238	4,076,460	—	—
QuinStreet, Inc.	62,284,275	11,157,157	(12,454,631)	654,299	(20,566,684)	41,074,416	3,420,018	—	—
Ralliant Corp.	—	386,289,205	(56,069,020)	(2,746,927)	(45,627,893)	281,845,365	6,776,758	1,016,530	—
Ready Capital Corp.(b)	53,035,744	5,836,311	(38,174,961)	(76,526,841)	55,829,747	—	—	—	—
Redwood Trust, Inc.	49,732,682	10,016,472	(17,418,656)	(10,748,859)	10,314,997	41,896,636	7,468,206	2,161,771	—
Renasant Corp.	133,662,383	81,476,138	(30,834,661)	4,336,155	16,832,523	205,472,538	5,687,034	5,069,113	—
Resideo Technologies, Inc.	161,262,364	59,518,237	(89,718,676)	32,175,851	115,695,518	278,933,294	8,274,497	—	—
REX American Resources Corp.	36,626,655	11,908,884	(17,656,740)	4,646,925	41,935,210	77,460,934	1,699,823	—	—
RingCentral, Inc., Class A	—	137,327,739	(10,164,138)	1,009,034	41,185,902	169,358,537	4,553,873	348,749	—
Rithm Capital Corp.	—	295,601,239	(2,469,213)	48,528	23,399,372	316,579,926	33,394,507	—	—
Robert Half, Inc.	338,813,268	41,423,457	(52,516,034)	(23,279,211)	(152,842,825)	151,598,655	5,968,451	14,103,497	—
Rogers Corp.	70,900,152	15,539,667	(18,290,481)	(6,535,987)	46,164,000	107,777,351	1,004,168	—	—
Rush Enterprises, Inc., Class A	205,858,911	45,238,796	(56,094,389)	1,658,252	44,167,442	240,829,012	3,642,853	2,748,525	—
RXO, Inc.	167,323,315	48,054,556	(30,012,832)	(7,688,447)	(33,524,518)	144,152,074	9,859,923	—	—
Ryman Hospitality Properties, Inc.	338,706,379	82,706,202	(73,727,561)	(1,014,043)	2,588,504	349,259,481	3,785,190	17,377,013	—
S&T Bancorp, Inc.	87,729,250	12,243,185	(16,329,000)	2,430,443	8,337,394	94,411,272	2,257,023	3,217,311	—
Sabre Corp.	67,035,956	9,412,951	(9,926,106)	(8,724,858)	(23,440,267)	34,357,676	23,694,949	—	—
Safety Insurance Group, Inc.	72,362,934	14,873,901	(16,544,023)	607,020	(6,374,708)	64,925,124	893,793	3,252,762	—
Sally Beauty Holdings, Inc.	56,919,801	18,399,669	(23,476,040)	2,013,529	26,787,173	80,644,132	5,822,681	—	—
Sanmina Corp.	255,909,036	93,639,858	(89,602,302)	32,243,491	133,124,402	425,314,485	3,280,735	—	—
Sarepta Therapeutics, Inc.	—	132,204,351	(15,796,982)	(520,101)	21,013,444	136,900,712	6,291,393	—	—
ScanSource, Inc.	45,391,038	10,496,102	(16,089,280)	815,614	2,431,175	43,044,649	1,185,803	—	—
Scholastic Corp.	29,590,416	8,586,301	(12,002,366)	(4,007,094)	31,486,340	53,653,597	1,373,620	1,113,411	—
Schrodinger, Inc.	67,630,622	12,834,264	(14,454,800)	(8,156,439)	(19,602,107)	38,251,540	3,367,213	—	—
Seacoast Banking Corp. of Florida	135,046,632	51,679,206	(31,683,864)	2,480,028	18,676,079	176,198,081	5,817,038	3,927,459	—
Schedule of Investments
27

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Sealed Air Corp.	$ 247,726,581	$ 46,987,403	$ (36,201,586)	$ 1,318,146	$ 112,223,104	$ 372,053,648	8,847,887	$ 7,033,313	$ —
Select Medical Holdings Corp.	107,886,476	24,157,104	(22,581,579)	5,728,606	(7,412,660)	107,777,947	6,616,203	1,602,109	—
Semtech Corp.	183,220,661	87,206,078	(60,719,675)	16,369,668	201,426,286	427,503,018	5,559,930	—	—
Sensient Technologies Corp.	194,960,305	52,910,423	(58,103,965)	8,272,576	22,541,624	220,580,963	2,551,839	4,164,007	—
ServisFirst Bancshares, Inc.	256,503,149	47,596,900	(53,662,317)	14,615,259	(45,200,415)	219,852,576	3,018,709	4,157,781	—
Shake Shack, Inc., Class A	218,230,537	51,929,200	(57,703,250)	10,639,321	(9,179,241)	213,916,567	2,417,956	—	—
Shenandoah Telecommunications Co.(f)	35,644,749	7,615,799	(9,155,926)	(5,585,279)	54,402,690	N/A	N/A	296,124	—
Signet Jewelers Ltd.	156,134,720	46,464,038	(65,559,261)	24,045,057	46,294,534	207,379,088	2,450,131	3,223,051	—
Simmons First National Corp., Class A	159,654,399	50,919,628	(31,383,602)	(6,233,501)	(3,121,119)	169,835,805	8,731,918	7,159,143	—
Simply Good Foods Co. (The)	196,075,891	26,630,083	(38,930,558)	(15,168,255)	(95,258,901)	73,348,260	5,111,377	—	—
Simulations Plus, Inc.(b)	25,097,863	1,349,934	(17,708,896)	(34,431,794)	25,692,893	—	—	—	—
SiTime Corp.(b)	180,685,461	111,683,535	(499,802,794)	243,818,104	(36,384,306)	—	—	—	—
Six Flags Entertainment Corp.	205,700,472	33,444,511	(28,824,260)	(11,587,954)	(90,589,722)	108,143,047	6,092,566	—	—
SkyWest, Inc.	217,886,626	51,145,220	(58,980,758)	20,950,039	(9,784,677)	221,216,450	2,408,978	—	—
SL Green Realty Corp.	249,888,429	46,921,953	(50,627,584)	8,879,061	(97,186,246)	157,875,613	4,273,839	11,302,822	—
SM Energy Co.	211,900,054	181,181,801	(46,306,498)	9,146,505	68,097,608	424,019,470	13,599,085	8,471,549	—
SolarEdge Technologies, Inc.	57,970,060	26,054,096	(25,631,724)	(8,085,479)	133,039,428	183,346,381	3,591,506	—	—
Sonos, Inc.	78,559,508	24,502,274	(24,098,565)	(7,801,515)	26,074,782	97,236,484	7,256,454	—	—
Southside Bancshares, Inc.	51,250,541	9,235,686	(11,548,594)	(437,605)	3,883,295	52,383,323	1,684,893	2,456,158	—
SpartanNash Co.(b)	43,064,798	3,372,951	(59,697,874)	6,849,972	6,410,153	—	—	887,706	—
Sphere Entertainment Co., Class A	—	173,992,289	(2,178,824)	41,642	15,917,036	187,772,143	1,599,422	—	—
Sprinklr, Inc., Class A	58,336,766	14,651,741	(11,587,626)	(2,901,046)	(13,957,467)	44,542,368	7,423,728	—	—
SPS Commerce, Inc.	311,446,830	45,300,690	(57,163,738)	7,100,862	(180,625,218)	126,059,426	2,264,405	—	—
SPX Technologies, Inc.(b)	369,180,323	108,601,318	(686,295,805)	437,262,959	(228,748,795)	—	—	—	—
STAAR Surgical Co.	53,693,223	14,812,471	(15,649,745)	(6,037,272)	8,996,784	55,815,461	2,984,784	—	—
Standard Motor Products, Inc.	32,395,662	9,516,716	(10,501,735)	(1,160,302)	13,315,530	43,565,871	1,254,055	1,567,085	—
Standex International Corp.	118,729,943	36,057,471	(35,710,898)	10,893,694	55,534,738	185,504,948	727,870	950,421	—
Stellar Bancorp, Inc.	81,319,377	17,553,580	(22,591,028)	2,070,617	22,053,454	100,406,000	2,742,584	1,618,185	—
Stepan Co.	71,955,608	13,295,655	(13,974,577)	(6,080,594)	(749,631)	64,446,461	1,289,445	1,999,073	—
StepStone Group, Inc., Class A	214,059,693	64,924,810	(41,713,480)	6,641,280	(33,248,116)	210,664,187	4,414,589	6,062,567	—
Steven Madden Ltd.	118,911,050	31,959,602	(32,336,724)	(405,048)	29,878,394	148,007,274	4,363,422	3,656,965	—
Stewart Information Services Corp.	122,484,690	28,369,294	(22,356,508)	8,004,679	(24,759,580)	111,742,575	1,814,592	3,476,210	—
StoneX Group, Inc.	203,338,530	70,343,841	(55,076,507)	25,348,184	95,379,940	339,333,988	4,207,489	—	—
Strategic Education, Inc.	126,275,084	23,529,532	(32,484,388)	(1,159,295)	(385,856)	115,775,077	1,395,553	3,427,396	—
Stride, Inc.	334,565,303	54,861,292	(73,056,115)	19,473,197	(113,279,761)	222,563,916	2,524,259	—	—
Sturm Ruger & Co., Inc.(b)	40,788,206	5,428,062	(39,156,571)	(23,039,088)	15,979,391	—	—	376,899	—
Summit Hotel Properties, Inc.(b)	36,263,495	6,760,414	(36,119,126)	(40,167,348)	33,262,565	—	—	800,110	—
282026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Sun Country Airlines Holdings, Inc.(d)	$ N/A	$ 19,862,429	$ (10,059,553)	$ (1,148,570)	$ (222,313)	$ 52,988,759	3,207,552	$ —	$ —
SunCoke Energy, Inc.(b)	47,979,343	8,003,025	(39,562,436)	(13,848,207)	(2,571,725)	—	—	2,439,847	—
Sunrun, Inc.	81,281,435	47,329,024	(42,207,451)	(630,665)	103,203,858	188,976,201	13,936,298	—	—
Sunstone Hotel Investors, Inc.	116,890,644	21,969,306	(31,232,587)	(2,966,106)	(1,933,012)	102,728,245	11,401,581	4,105,995	—
Supernus Pharmaceuticals, Inc.	111,815,050	36,224,553	(33,159,620)	6,608,558	56,520,034	178,008,575	3,443,772	—	—
Sylvamo Corp.	141,432,521	20,599,791	(26,325,833)	3,141,454	(54,942,735)	83,905,198	1,986,392	3,641,478	—
Tandem Diabetes Care, Inc.	77,801,039	16,615,170	(16,524,453)	(5,256,079)	5,399,163	78,034,840	4,070,675	—	—
Tanger, Inc.	231,284,035	52,201,445	(49,191,564)	16,138,355	(15,467,775)	234,964,496	6,914,788	7,888,868	—
TEGNA, Inc.(b)	181,524,457	39,460,507	(257,740,204)	67,133,635	(30,378,395)	—	—	4,829,818	—
Teleflex, Inc.	396,882,371	64,353,341	(91,418,706)	(10,769,818)	(41,491,968)	317,555,220	2,654,922	3,636,114	—
Telephone & Data Systems, Inc.	233,609,987	50,851,360	(54,365,895)	14,888,748	3,568,348	248,552,548	5,903,861	943,291	—
Tennant Co.	93,059,717	16,802,198	(22,614,113)	355,662	(15,376,598)	72,226,866	1,087,754	1,343,071	—
Teradata Corp.	133,022,095	31,739,415	(38,319,179)	502,933	16,510,024	143,455,288	5,597,163	—	—
Terreno Realty Corp.	390,071,636	87,846,607	(80,890,144)	(690,959)	(11,911,141)	384,425,999	6,258,971	12,602,719	—
TG Therapeutics, Inc.	325,440,394	60,456,606	(63,643,932)	6,925,428	(57,855,641)	271,322,855	8,167,455	—	—
Thryv Holdings, Inc.(b)	32,575,625	3,588,703	(19,702,737)	(47,862,144)	31,400,553	—	—	—	—
Tidewater, Inc.(d)	N/A	31,199,602	(19,890,633)	(13,733,120)	(967,924)	231,599,514	2,771,987	—	—
Tompkins Financial Corp.	48,903,718	10,632,091	(11,611,989)	(18,026)	11,817,556	59,723,350	757,526	1,938,633	—
TransMedics Group, Inc.	139,621,744	55,022,433	(54,931,961)	(6,605,863)	70,963,091	204,069,444	2,052,806	—	—
TreeHouse Foods, Inc.(b)	75,670,795	11,134,449	(78,529,598)	(40,377,847)	32,102,201	—	—	—	—
Tri Pointe Homes, Inc.	184,724,296	39,898,765	(63,977,847)	11,761,241	64,733,154	237,139,609	5,074,676	—	—
Trinity Industries, Inc.	143,111,163	28,836,754	(36,180,222)	2,085,866	17,101,924	154,955,485	4,815,273	5,873,401	—
TripAdvisor, Inc.	96,449,593	28,447,659	(27,960,805)	(1,575,865)	(22,134,324)	73,226,258	6,869,255	—	—
Triumph Financial, Inc.	78,508,122	17,577,626	(17,325,783)	1,945,352	234,749	80,940,066	1,356,689	—	—
Triumph Group, Inc.(b)	103,301,019	—	(105,991,574)	8,930,964	(6,240,409)	—	—	—	—
TrustCo Bank Corp.	35,879,623	5,903,781	(9,575,428)	301,807	14,583,312	47,093,095	1,075,676	1,679,961	—
Trustmark Corp.	130,227,445	25,843,668	(33,543,482)	3,797,249	23,671,102	149,995,982	3,559,468	3,527,680	—
TTM Technologies, Inc.(b)	129,316,719	52,368,729	(645,217,137)	505,415,333	(41,883,644)	—	—	—	—
Two Harbors Investment Corp.	85,641,782	14,886,606	(26,849,324)	(9,939,894)	8,085,607	71,824,777	6,289,385	—	—
U.S. Physical Therapy, Inc.	67,531,707	16,363,879	(17,566,256)	(2,250,727)	4,313,102	68,391,705	912,376	1,641,436	—
UFP Technologies, Inc.	90,920,984	24,896,510	(21,900,643)	217,958	(4,502,075)	89,632,734	462,979	—	—
Ultra Clean Holdings, Inc.	59,645,776	19,821,288	(20,438,443)	168,079	110,305,918	169,502,618	2,725,999	—	—
Under Armour, Inc., Class A	—	56,453,788	(4,767,288)	238,620	15,044,902	66,970,022	11,331,645	—	—
UniFirst Corp.	161,463,648	37,290,563	(47,047,151)	3,010,629	64,737,727	219,455,416	872,274	1,278,222	—
United Community Banks, Inc.	207,872,739	11,403,693	(16,476,963)	(3,087,621)	26,876,746	226,588,594	7,195,573	7,143,010	—
United Fire Group, Inc.	38,772,542	9,695,571	(9,369,780)	643,009	9,054,671	48,796,013	1,316,676	882,076	—
United Natural Foods, Inc.	101,472,500	27,071,188	(27,080,981)	5,930,457	57,489,757	164,882,921	3,659,186	—	—
Uniti Group, Inc.(b)	76,066,991	3,585,561	(72,542,302)	(56,995,766)	49,885,516	—	—	—	—
Unitil Corp.	57,945,336	14,639,891	(11,331,337)	138,247	(5,015,774)	56,376,363	1,079,180	1,861,543	—
Universal Corp.	85,570,806	17,668,725	(19,253,168)	294,573	(5,450,168)	78,830,768	1,495,840	4,848,354	—
Universal Health Realty Income Trust	32,267,878	6,515,085	(8,052,465)	(1,323,722)	1,590,290	30,997,066	765,927	1,462,224	—
Upbound Group, Inc.	75,663,572	14,016,175	(14,667,807)	692,308	(19,257,295)	56,446,953	3,127,255	4,835,821	—
Upwork, Inc.	—	170,124,722	(15,909,162)	(2,275,823)	(65,980,545)	85,959,192	7,842,992	—	—
Schedule of Investments
29

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
Urban Edge Properties	$ 147,393,564	$ 27,389,442	$ (30,843,882)	$ 1,563,297	$ 5,638,926	$ 151,141,347	7,564,632	$ 5,896,574	$ —
Veeco Instruments, Inc.	72,023,787	23,726,030	(22,164,376)	3,902,349	45,101,324	122,589,114	3,620,470	—	—
Veracyte, Inc.	—	147,747,339	(26,246,316)	1,950,574	29,465,636	152,917,233	4,747,508	—	—
Vericel Corp.	136,177,920	25,300,337	(25,568,581)	(4,125,425)	(34,106,770)	97,677,481	3,036,291	—	—
Veris Residential, Inc.	84,500,933	16,700,314	(18,721,872)	1,351,966	8,174,401	92,005,742	4,875,768	1,541,231	—
Veritex Holdings, Inc.(b)	84,250,603	2,890,141	(104,149,029)	6,846,141	10,162,144	—	—	2,171,028	—
Verra Mobility Corp., Class A	229,393,445	42,991,222	(57,184,974)	4,054,496	(82,324,437)	136,929,752	9,582,208	—	—
Versant Media Group, Inc.	—	369,336,773	(17,146,189)	(907,688)	(27,959,508)	323,323,388	8,733,749	—	—
Vestis Corp.	70,155,152	10,313,433	(12,082,798)	(11,384,965)	(4,102,849)	52,897,973	6,730,022	—	—
Viasat, Inc.(d)	N/A	136,008,797	(44,320,785)	7,929,026	105,811,646	373,766,060	8,160,831	—	—
Viavi Solutions, Inc.	153,782,559	56,328,914	(41,823,428)	7,895,108	286,490,183	462,673,336	13,902,444	—	—
Victoria’s Secret & Co.	90,321,505	41,950,443	(38,614,019)	4,729,517	125,147,864	223,535,310	4,821,728	—	—
Virtu Financial, Inc., Class A	190,449,235	39,966,342	(47,961,959)	9,073,630	19,292,245	210,819,493	4,793,531	4,618,553	—
Virtus Investment Partners, Inc.	70,299,611	14,240,111	(18,841,656)	1,157,355	(15,669,414)	51,186,007	380,990	3,583,944	—
Vishay Intertechnology, Inc.	110,460,766	31,652,115	(23,331,291)	(1,433,840)	16,134,742	133,482,492	7,415,694	2,827,638	—
VSE Corp.	—	309,311,459	(2,503,600)	(8,475)	12,219,992	319,019,376	1,730,040	—	—
WaFd, Inc.	144,074,524	9,120,543	(22,708,488)	(2,432,497)	15,812,366	143,866,448	4,581,734	5,155,238	—
Walker & Dunlop, Inc.	169,730,934	34,508,018	(29,110,685)	(48,208)	(84,327,930)	90,752,129	2,044,888	5,333,886	—
WD-40 Co.	204,378,792	37,622,857	(44,064,017)	8,093,277	(40,848,890)	165,182,019	809,954	3,103,010	—
Werner Enterprises, Inc.	112,049,470	23,773,800	(29,908,356)	(4,530,490)	4,323,615	105,708,039	3,594,289	2,033,098	—
Westamerica BanCorp	83,984,841	14,020,624	(22,625,604)	(1,640,593)	3,318,406	77,057,674	1,477,616	2,838,704	—
Whitestone REIT	40,891,375	8,103,132	(9,538,000)	1,317,223	2,736,292	43,510,022	2,694,119	1,486,686	—
WillScot Holdings Corp., Class A	317,618,058	49,468,705	(62,439,278)	(9,372,963)	(105,569,581)	189,704,941	10,927,704	3,075,823	—
Winnebago Industries, Inc.	60,500,561	13,835,949	(15,248,952)	(3,647,841)	(2,961,623)	52,478,094	1,693,388	2,339,239	—
Wolfspeed, Inc.(b)	29,432,093	494,293	(5,010,827)	(70,726,494)	45,810,935	—	—	—	—
Wolverine World Wide, Inc.	68,857,588	19,583,005	(20,356,588)	(605,440)	12,814,823	80,293,388	4,919,938	1,937,859	—
World Kinect Corp.	101,838,605	18,499,532	(25,158,337)	(3,278,518)	(14,974,898)	76,926,384	3,334,477	2,674,445	—
WSFS Financial Corp.	188,303,609	14,869,654	(37,739,664)	1,378,114	43,289,227	210,100,940	3,209,608	2,296,970	—
Xencor, Inc.	46,036,131	11,594,731	(11,591,295)	(10,216,459)	15,852,955	51,676,063	4,284,914	—	—
Xenia Hotels & Resorts, Inc.	74,029,000	17,244,052	(24,826,804)	(6,887,490)	24,835,999	84,394,757	5,690,813	3,189,591	—
Xerox Holdings Corp.(b)	34,557,616	2,417,877	(31,684,862)	(83,465,763)	78,175,132	—	—	174,205	—
XPEL, Inc.	41,181,858	17,622,593	(13,207,600)	(2,122,795)	23,423,783	66,897,839	1,511,474	—	—
Yelp, Inc.	150,701,621	24,700,991	(43,810,026)	1,524,380	(46,363,088)	86,753,878	3,506,624	—	—
Ziff Davis, Inc.	99,313,192	18,678,437	(28,429,431)	(7,017,399)	16,973,411	99,518,210	2,371,740	—	—
302026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
ZoomInfo Technologies, Inc., Class A	$ —	$ 96,387,522	$ (881,671)	$ (4,888)	$ 948,197	$ 96,449,160	16,128,622	$ —	$ —
Zurn Elkay Water Solutions Corp.	291,319,958	94,623,323	(84,549,976)	5,082,288	93,445,417	399,921,010	8,918,845	3,481,929	—
				$ 4,600,095,023	$ 3,876,812,281	$ 82,858,790,153		$ 1,185,958,014	$ —

(a)	Formerly the Owens & Minor, Inc.
(b)	As of period end, the entity is no longer held.
(c)	Formerly the New York Mortgage Trust, Inc.
(d)	As of the beginning of the period, the entity was not considered an affiliate.
(e)	Formerly the Armada Hoffler Properties, Inc.
(f)	As of period end, the entity was not considered an affiliate.
(g)	Formerly the Berkshire Hills Bancorp, Inc.
(h)	Represents net amount purchased (sold).
(i)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(j)	Formerly the Adtalem Global Education, Inc.
(k)	Formerly the American Axle & Manufacturing Holdings, Inc.
(l)	Formerly the SJW Group.
(m)	Formerly the Indivior PLC
Schedule of Investments
31

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2,608	06/18/26	$ 327,591	$ 2,518,553
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Adeia, Inc.	BNP Paribas SA	USD	4,092,286	09/07/27	0.20%	1D OBFR01	Monthly	$ 139,709
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA		10,222,056	08/19/26	(0.75)%	1D FEDL01	Monthly	7,834
Bancorp, Inc. (The)	BNP Paribas SA		43,143	09/07/27	0.20%	1D OBFR01	Monthly	1,131
Bank of Hawaii Corp.	Merrill Lynch International		2,133,084	02/15/28	0.40%	1D OBFR01	Monthly	79,937
BankUnited, Inc.	Merrill Lynch International		3,680,923	02/15/28	0.40%	1D OBFR01	Monthly	222,301
Beacon Financial Corp.	BNP Paribas SA		2,354,556	09/07/27	0.20%	1D OBFR01	Monthly	120,624
Bread Financial Holdings, Inc.	HSBC Bank PLC		67,492,670	02/09/28	0.40%	1D OBFR01	Monthly	2,355,436
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.		2,766,595	02/09/27	0.40%	1D OBFR01	Monthly	92,780
Central Pacific Financial Corp.	BNP Paribas SA		1,195,283	09/07/27	0.20%	1D OBFR01	Monthly	58,028
Douglas Emmett, Inc.	Goldman Sachs Bank USA		105,777	08/19/26	0.40%	1D FEDL01	Monthly	(2,091)
Douglas Emmett, Inc.	HSBC Bank PLC		18,225,803	02/09/28	0.40%	1D OBFR01	Monthly	(1,125,102)
Douglas Emmett, Inc.	JPMorgan Chase Bank N.A.		1,378,385	02/09/27	0.40%	1D OBFR01	Monthly	(91,528)
Employers Holdings, Inc.	Goldman Sachs Bank USA		9,147,257	08/18/26	0.40%	1D FEDL01	Monthly	375,707
Extreme Networks, Inc.	BNP Paribas SA		5,970,568	09/07/27	0.20%	1D OBFR01	Monthly	96,930
Extreme Networks, Inc.	Goldman Sachs Bank USA		22,994,404	08/19/26	0.40%	1D FEDL01	Monthly	387,633
Extreme Networks, Inc.	JPMorgan Chase Bank N.A.		1,244,040	02/09/27	0.40%	1D OBFR01	Monthly	93,104
Fulton Financial Corp.	Merrill Lynch International		14,416,107	02/15/28	0.40%	1D OBFR01	Monthly	28,141
Genworth Financial, Inc.	Merrill Lynch International		9,009,345	02/15/28	0.40%	1D OBFR01	Monthly	148,497
Global Net Lease, Inc.	HSBC Bank PLC		24,626,366	02/09/28	0.40%	1D OBFR01	Monthly	(114,033)
Hanmi Financial Corp.	Goldman Sachs Bank USA		210,788	08/18/26	0.40%	1D FEDL01	Monthly	9,371
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		111,362,476	08/19/26	0.40%	1D FEDL01	Monthly	2,377,655
Jackson Financial, Inc., Class A	HSBC Bank PLC		150,311,107	02/09/28	0.40%	1D OBFR01	Monthly	(4,309,884)
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.		6,225,637	02/09/27	0.40%	1D OBFR01	Monthly	(218,204)
Koppers Holdings, Inc.	JPMorgan Chase Bank N.A.		149,432	02/09/27	0.40%	1D OBFR01	Monthly	5,288
Lincoln National Corp.	HSBC Bank PLC		50,045,291	02/09/28	0.40%	1D OBFR01	Monthly	2,271,840
Lincoln National Corp.	JPMorgan Chase Bank N.A.		4,685,812	02/09/27	0.40%	1D OBFR01	Monthly	206,727
Lumen Technologies, Inc.	Goldman Sachs Bank USA		2,935,660	08/18/26	0.40%	1D FEDL01	Monthly	170,740
Lumen Technologies, Inc.	HSBC Bank PLC		54,917,457	02/09/28	0.40%	1D OBFR01	Monthly	2,598,290
Lumen Technologies, Inc.	JPMorgan Chase Bank N.A.		6,100,601	02/09/27	0.40%	1D OBFR01	Monthly	294,448
MarketAxess Holdings, Inc.	BNP Paribas SA		19,327,745	09/07/27	0.20%	1D OBFR01	Monthly	(1,381,551)
Moelis & Co., Class A	Goldman Sachs Bank USA		43,746,039	08/19/26	0.40%	1D FEDL01	Monthly	4,164,342
Moelis & Co., Class A	JPMorgan Chase Bank N.A.		3,291,372	02/09/27	0.40%	1D OBFR01	Monthly	149,718
National Bank Holdings Corp., A	BNP Paribas SA		16,375,086	09/07/27	0.20%	1D OBFR01	Monthly	692,604
OFG Bancorp	Goldman Sachs Bank USA		1,667,226	08/18/26	0.40%	1D FEDL01	Monthly	75,912
OneSpaWorld Holdings Ltd.	JPMorgan Chase Bank N.A.		25,764,743	02/09/27	0.40%	1D OBFR01	Monthly	3,234,809
OneSpaWorld Holdings Ltd.	Merrill Lynch International		54,517,844	02/15/28	0.40%	1D OBFR01	Monthly	5,539,666
Par Pacific Holdings, Inc.	Goldman Sachs Bank USA		33,631,231	08/19/26	0.40%	1D FEDL01	Monthly	5,738,384
Par Pacific Holdings, Inc.	JPMorgan Chase Bank N.A.		1,950,046	02/09/27	0.40%	1D OBFR01	Monthly	650,015
Pathward Financial, Inc.	BNP Paribas SA		182,853	09/07/27	0.20%	1D OBFR01	Monthly	(2,252)
Payoneer Global, Inc.	JPMorgan Chase Bank N.A.		494,705	02/09/27	0.40%	1D OBFR01	Monthly	20,588
Payoneer Global, Inc.	Merrill Lynch International		2,530,247	02/15/28	0.40%	1D OBFR01	Monthly	132,300
Perdoceo Education Corp.	BNP Paribas SA		4,634,245	09/07/27	0.20%	1D OBFR01	Monthly	377,905
Pitney Bowes, Inc.	Goldman Sachs Bank USA		23,387,644	08/19/26	0.40%	1D FEDL01	Monthly	1,758,046
Pitney Bowes, Inc.	JPMorgan Chase Bank N.A.		1,386,972	02/09/27	0.40%	1D OBFR01	Monthly	49,395
Preferred Bank	HSBC Bank PLC		10,996,381	02/09/28	0.40%	1D OBFR01	Monthly	294,161
Preferred Bank	JPMorgan Chase Bank N.A.		821,718	02/09/27	0.40%	1D OBFR01	Monthly	20,429
Provident Financial Services, Inc.	HSBC Bank PLC		5,584,466	02/09/28	0.40%	1D OBFR01	Monthly	241,263
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.		2,193,582	02/09/27	0.40%	1D OBFR01	Monthly	36,894
Radian Group, Inc.	Goldman Sachs Bank USA		5,858,159	08/18/26	0.40%	1D FEDL01	Monthly	54,196
322026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Radian Group, Inc.	JPMorgan Chase Bank N.A.	USD	45,094,028	02/09/27	0.40%	1D OBFR01	Monthly	$ (605,199)
RadNet, Inc.	Goldman Sachs Bank USA		22,684,005	08/19/26	0.40%	1D FEDL01	Monthly	(2,692,040)
RadNet, Inc.	JPMorgan Chase Bank N.A.		19,587,576	02/09/27	0.40%	1D OBFR01	Monthly	(2,023,809)
S&T Bancorp, Inc.	HSBC Bank PLC		76,226	02/09/28	0.40%	1D OBFR01	Monthly	4,297
SiriusPoint Ltd.	Goldman Sachs Bank USA		21,476,023	08/18/26	0.40%	1D FEDL01	Monthly	1,262,570
SiriusPoint Ltd.	JPMorgan Chase Bank N.A.		1,732,640	02/09/27	0.40%	1D OBFR01	Monthly	69,440
StepStone Group, Inc., Class A	JPMorgan Chase Bank N.A.		760,850	02/09/27	0.40%	1D OBFR01	Monthly	15,745
Tidewater, Inc.	JPMorgan Chase Bank N.A.		154,245	02/09/27	0.40%	1D OBFR01	Monthly	16,949
TrustCo Bank Corp.	Merrill Lynch International		567,634	02/15/28	0.40%	1D OBFR01	Monthly	9,518
United Community Banks, Inc.	BNP Paribas SA		1,700,821	09/07/27	0.20%	1D OBFR01	Monthly	101,415
United Community Banks, Inc.	JPMorgan Chase Bank N.A.		171,824	02/09/27	0.40%	1D OBFR01	Monthly	5,055
Warrior Met Coal, Inc.	Goldman Sachs Bank USA		6,004,247	08/18/26	0.40%	1D FEDL01	Monthly	377,646
Warrior Met Coal, Inc.	JPMorgan Chase Bank N.A.		48,972,087	02/09/27	0.40%	1D OBFR01	Monthly	8,815,472
Western Union Co. (The)	Goldman Sachs Bank USA		34,647,029	08/18/26	0.40%	1D FEDL01	Monthly	(2,551,454)
Western Union Co. (The)	JPMorgan Chase Bank N.A.		2,556,886	02/09/27	0.40%	1D OBFR01	Monthly	(258,059)
Western Union Co. (The)	Merrill Lynch International		34,004,568	02/15/28	0.40%	1D OBFR01	Monthly	(2,723,232)
Total long positions of equity swaps								27,952,447
Net dividends and financing fees								(1,877,062)
Total equity swap contracts including dividends and financing fees								$ 26,075,385

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 46,050,885	$ (19,975,500)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,518,553	$ —	$ —	$ —	$ 2,518,553
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	46,050,885	—	—	—	46,050,885
	$ —	$ —	$ 48,569,438	$ —	$ —	$ —	$ 48,569,438
Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$ —	$ —	$ 19,975,500	$ —	$ —	$ —	$ 19,975,500

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
33

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 49,398,833	$ —	$ —	$ —	$ 49,398,833
Swaps	—	—	95,330,184	—	—	—	95,330,184
	$ —	$ —	$ 144,729,017	$ —	$ —	$ —	$ 144,729,017
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,029,388	$ —	$ —	$ —	$ 1,029,388
Swaps	—	—	31,875,211	—	—	—	31,875,211
	$ —	$ —	$ 32,904,599	$ —	$ —	$ —	$ 32,904,599
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 230,040,946
Equity swaps:
Average notional value — long	1,048,192,320

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 9,772,922	$ —
Swaps — OTC(a)	46,050,885	19,975,500
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 55,823,807	$ 19,975,500
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(9,772,922)	(1,877,062)
Total derivative assets and liabilities subject to an MNA	$ 46,050,885	$ 18,098,438

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
342026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P Small-Cap ETF
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
BNP Paribas SA	$ 1,588,346	$ (1,383,803)	$ —	$ —	$ 204,543
Goldman Sachs Bank USA	16,760,036	(5,245,585)	—	(9,220,000)	2,294,451
HSBC Bank PLC	7,765,287	(5,549,019)	—	—	2,216,268
JPMorgan Chase Bank N.A.	13,776,856	(3,196,799)	—	—	10,580,057
Merrill Lynch International	6,160,360	(2,723,232)	—	—	3,437,128
	$ 46,050,885	$ (18,098,438)	$ —	$ (9,220,000)	$ 18,732,447
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
BNP Paribas SA	$ 1,383,803	$ (1,383,803)	$ —	$ —	$ —
Goldman Sachs Bank USA	5,245,585	(5,245,585)	—	—	—
HSBC Bank PLC	5,549,019	(5,549,019)	—	—	—
JPMorgan Chase Bank N.A.	3,196,799	(3,196,799)	—	—	—
Merrill Lynch International	2,723,232	(2,723,232)	—	—	—
	$ 18,098,438	$ (18,098,438)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 90,570,156,200	$ —	$ 10	$ 90,570,156,210
Short-Term Securities
Money Market Funds	5,463,266,562	—	—	5,463,266,562
	$ 96,033,422,762	$ —	$ 10	$ 96,033,422,772
Derivative Financial Instruments(a)(b)
Assets
Equity Contracts	$ 2,518,553	$ 46,050,885	$ —	$ 48,569,438
Liabilities
Equity Contracts	—	(19,975,500)	—	(19,975,500)
	$ 2,518,553	$ 26,075,385	$ —	$ 28,593,938

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
35

Schedule of Investments
March 31, 2026
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
AeroVironment, Inc.(a)(b)	27,246	$ 4,987,380
ATI, Inc.(a)	114,866	16,708,408
Axon Enterprise, Inc.(a)	44,136	18,744,118
Boeing Co. (The)(a)	294,165	58,547,660
BWX Technologies, Inc.	77,103	15,766,792
Carpenter Technology Corp.	42,124	16,603,175
Curtiss-Wright Corp.	31,157	21,221,656
General Dynamics Corp.	114,381	39,257,847
General Electric Co.	462,916	131,361,673
Hexcel Corp.	64,397	5,211,649
Howmet Aerospace, Inc.	340,315	78,428,995
Kratos Defense & Security Solutions, Inc.(a)	157,615	11,113,434
Moog, Inc., Class A	24,130	7,061,403
RTX Corp.	1,139,322	219,775,214
StandardAero, Inc.(a)	99,806	2,577,989
TransDigm Group, Inc.	47,997	55,626,603
Woodward, Inc.	50,601	18,111,110
		721,105,106
Automobile Components — 0.0%
Autoliv, Inc.	37,131	3,904,696
Gentex Corp.	72,521	1,584,584
		5,489,280
Automobiles — 2.1%
Tesla, Inc.(a)	1,480,048	550,207,844
Banks — 1.8%
Cullen/Frost Bankers, Inc.	27,371	3,752,017
East West Bancorp, Inc.	60,171	6,423,856
First Financial Bankshares, Inc.	46,926	1,381,971
International Bancshares Corp.	21,904	1,473,920
JPMorgan Chase & Co.	1,556,186	457,767,674
Texas Capital Bancshares, Inc.(a)	19,237	1,825,206
		472,624,644
Beverages — 0.6%
Celsius Holdings, Inc.(a)(b)	137,055	4,862,711
Coca-Cola Co. (The)	1,380,141	104,959,723
Coca-Cola Consolidated, Inc.	48,394	9,279,066
Monster Beverage Corp.(a)	604,794	43,823,373
		162,924,873
Biotechnology — 1.6%
AbbVie, Inc.	690,065	150,082,237
Amgen, Inc.	310,800	109,354,980
Arrowhead Pharmaceuticals, Inc.(a)	117,960	7,396,092
BioMarin Pharmaceutical, Inc.(a)	93,882	5,303,394
Cytokinetics, Inc.(a)	53,178	3,504,962
Exelixis, Inc.(a)	220,439	9,454,629
Gilead Sciences, Inc.	568,663	79,254,562
Halozyme Therapeutics, Inc.(a)	99,608	6,437,665
Incyte Corp.(a)	141,347	13,303,580
Neurocrine Biosciences, Inc.(a)	85,594	11,276,153
Roivant Sciences Ltd.(a)	217,881	6,035,304
United Therapeutics Corp.(a)	36,440	21,608,191
		423,011,749
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	4,394,574	915,257,927
eBay, Inc.	284,111	25,859,783
Ollie’s Bargain Outlet Holdings, Inc.(a)	52,635	4,844,526
		945,962,236
Security	Shares	Value
Building Products — 0.4%
AAON, Inc.	56,841	$ 4,703,593
Advanced Drainage Systems, Inc.	34,294	4,702,736
Allegion PLC	39,637	5,758,860
Carlisle Cos., Inc.	14,720	4,910,886
Fortune Brands Innovations, Inc.	58,818	2,292,137
Johnson Controls International PLC	343,430	44,972,159
Simpson Manufacturing Co., Inc.	17,374	2,981,726
Trane Technologies PLC	99,509	41,469,381
		111,791,478
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	24,073	6,660,999
Bank of New York Mellon Corp. (The)	368,027	43,659,043
Carlyle Group, Inc. (The)	85,307	4,128,006
Cboe Global Markets, Inc.	44,960	12,636,907
CME Group, Inc., Class A	171,400	50,622,990
Evercore, Inc., Class A	20,530	6,128,410
Federated Hermes, Inc., Class B, NVS	63,381	3,594,336
Goldman Sachs Group, Inc. (The)	165,474	139,989,349
Hamilton Lane, Inc., Class A	19,009	1,889,495
Houlihan Lokey, Inc., Class A	24,685	3,545,260
Interactive Brokers Group, Inc., Class A	378,057	25,356,283
KKR & Co., Inc., Class A	315,530	29,186,525
Moody’s Corp.	62,689	27,348,076
Morgan Stanley	622,910	102,512,299
Morningstar, Inc.	10,024	1,694,557
MSCI, Inc., Class A	32,430	17,480,094
Robinhood Markets, Inc., Class A(a)	671,731	46,550,958
S&P Global, Inc.	114,281	48,608,281
SEI Investments Co.	47,061	3,692,877
Stifel Financial Corp.	71,916	5,316,031
		580,600,776
Chemicals — 0.1%
NewMarket Corp.	6,688	4,286,674
RPM International, Inc.	44,972	4,470,217
Solstice Advanced Materials, Inc.	71,413	5,438,814
		14,195,705
Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	25,391	2,631,269
Clean Harbors, Inc.(a)	22,061	6,325,551
MSA Safety, Inc.	19,010	3,116,690
RB Global, Inc.	156,520	15,002,442
Rollins, Inc.	246,979	13,191,148
Tetra Tech, Inc.	224,158	6,751,639
		47,018,739
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	876,472	107,613,232
Ciena Corp.(a)	119,526	46,403,579
Cisco Systems, Inc.	1,777,436	137,911,259
Lumentum Holdings, Inc.(a)(b)	60,354	42,414,377
		334,342,447
Construction & Engineering — 0.8%
AECOM	47,208	4,004,183
API Group Corp.(a)	325,684	13,196,716
Comfort Systems U.S.A., Inc.	29,899	41,230,422
Dycom Industries, Inc.(a)	24,734	8,380,374
EMCOR Group, Inc.	37,941	28,012,220
MasTec, Inc.(a)	51,830	16,675,784
Quanta Services, Inc.	126,569	69,488,912
362026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Sterling Infrastructure, Inc.(a)	26,202	$ 10,671,289
Valmont Industries, Inc.	10,129	4,047,244
		195,707,144
Construction Materials — 0.0%
Eagle Materials, Inc.	13,979	2,648,322
Knife River Corp.(a)(b)	19,477	1,590,297
		4,238,619
Consumer Finance — 0.4%
American Express Co.	309,112	93,500,198
FirstCash Holdings, Inc.	33,312	6,262,656
SLM Corp.	94,151	2,015,773
		101,778,627
Consumer Staples Distribution & Retail — 0.1%
Casey’s General Stores, Inc.	31,589	22,992,370
Sprouts Farmers Market, Inc.(a)	33,400	2,576,142
		25,568,512
Diversified Consumer Services — 0.1%
Duolingo, Inc., Class A(a)	23,657	2,331,871
Graham Holdings Co., Class B	1,306	1,380,782
Grand Canyon Education, Inc.(a)	23,675	4,025,460
H&R Block, Inc.	56,404	1,790,263
Service Corp. International	63,697	5,255,639
		14,784,015
Diversified REITs — 0.0%
WP Carey, Inc.	99,644	6,771,806
Electric Utilities — 0.3%
Constellation Energy Corp.	177,218	49,488,127
IDACORP, Inc.	24,053	3,438,857
NRG Energy, Inc.	132,581	19,375,387
TXNM Energy, Inc.	34,396	2,010,790
		74,313,161
Electrical Equipment — 1.3%
Acuity, Inc.	17,666	4,950,366
EnerSys	31,546	5,480,171
GE Vernova, Inc.	228,773	199,695,952
Nextpower, Inc., Class A(a)	82,766	9,977,441
nVent Electric PLC	136,203	16,110,091
Rockwell Automation, Inc.	52,295	18,767,630
Vertiv Holdings Co., Class A	324,709	81,365,581
Vicor Corp.(a)	19,284	3,104,724
		339,451,956
Electronic Equipment, Instruments & Components — 1.4%
Advanced Energy Industries, Inc.	32,263	10,411,593
Amphenol Corp., Class A	1,043,812	131,885,646
Belden, Inc.	14,986	1,720,842
Cognex Corp.	71,749	3,514,983
Coherent Corp.(a)	159,132	37,906,834
Corning, Inc.	456,584	62,081,726
Crane NXT Co.	17,669	717,185
Fabrinet(a)	30,180	15,739,474
Flex Ltd.(a)	312,078	20,428,626
Jabil, Inc.	54,673	14,522,789
Littelfuse, Inc.	9,039	3,067,385
Novanta, Inc.(a)(b)	14,349	1,694,760
TE Connectivity PLC	171,669	35,882,254
TTM Technologies, Inc.(a)	88,221	8,594,490
Vontier Corp.	53,297	1,890,445
		350,059,032
Security	Shares	Value
Energy Equipment & Services — 0.1%
TechnipFMC PLC	342,872	$ 23,702,741
Valaris Ltd.(a)	55,576	5,448,671
Weatherford International PLC	25,894	2,449,055
		31,600,467
Entertainment — 1.6%
Electronic Arts, Inc.	89,206	18,186,427
Live Nation Entertainment, Inc.(a)(b)	71,660	10,928,867
Netflix, Inc.(a)	3,583,732	344,575,832
Take-Two Interactive Software, Inc.(a)	77,413	15,289,067
TKO Group Holdings, Inc., Class A	56,847	11,463,198
Warner Music Group Corp., Class A	62,723	1,601,945
		402,045,336
Financial Services — 4.8%
Apollo Global Management, Inc.	208,755	23,259,482
Berkshire Hathaway, Inc., Class B(a)	1,556,457	745,854,195
Equitable Holdings, Inc.	48,465	1,798,536
Essent Group Ltd.	34,723	2,029,212
Mastercard, Inc., Class A	463,140	231,412,532
MGIC Investment Corp.	102,580	2,692,725
Shift4 Payments, Inc., Class A(a)(b)	37,601	1,644,292
Visa, Inc., Class A	784,793	237,195,836
WEX, Inc.(a)	17,306	2,648,510
		1,248,535,320
Food Products — 0.0%
Marzetti Co. (The)	7,868	1,088,380
Gas Utilities — 0.0%
National Fuel Gas Co.	47,960	4,506,322
Spire, Inc.	21,651	1,960,281
		6,466,603
Ground Transportation — 0.6%
Avis Budget Group, Inc.(a)(b)	10,134	1,478,044
Uber Technologies, Inc.(a)	1,746,910	125,655,236
XPO, Inc.(a)	99,316	19,321,928
		146,455,208
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(a)	843,379	52,922,032
Dexcom, Inc.(a)	166,602	10,462,606
Edwards Lifesciences Corp.(a)	225,770	18,079,662
Globus Medical, Inc., Class A(a)	95,407	8,220,267
Haemonetics Corp.(a)	22,913	1,291,377
IDEXX Laboratories, Inc.(a)	67,573	37,968,593
Insulet Corp.(a)	59,228	12,428,403
Intuitive Surgical, Inc.(a)	301,431	138,956,677
Lantheus Holdings, Inc.(a)	39,294	2,980,450
LivaNova PLC(a)	46,824	2,976,133
Masimo Corp.(a)	22,388	3,982,153
Penumbra, Inc.(a)(b)	33,572	11,024,038
ResMed, Inc.	67,831	15,226,703
STERIS PLC	42,173	9,325,715
Stryker Corp.	122,510	40,255,561
		366,100,370
Health Care Providers & Services — 0.4%
Chemed Corp.	6,114	2,309,502
Encompass Health Corp.	86,322	8,349,927
Ensign Group, Inc. (The)	49,376	9,949,264
HCA Healthcare, Inc.	132,867	62,877,979
HealthEquity, Inc.(a)	73,858	6,172,313
Hims & Hers Health, Inc., Class A(a)(b)	175,588	3,645,207
Schedule of Investments
37

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(a)(b)	136,179	$ 3,665,939
Tenet Healthcare Corp.(a)	74,011	13,966,616
		110,936,747
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	92,089	4,342,917
CareTrust REIT, Inc.	189,624	6,949,720
Omega Healthcare Investors, Inc.	136,862	5,997,293
Sabra Health Care REIT, Inc.	213,830	4,111,951
Ventas, Inc.	209,312	17,117,535
Welltower, Inc.	592,247	117,093,154
		155,612,570
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)	109,733	2,556,779
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A(a)	169,367	21,387,665
Booking Holdings, Inc.	27,360	115,194,355
Boyd Gaming Corp.	49,611	4,077,032
Carnival Corp.	976,226	25,264,729
Cava Group, Inc.(a)(b)	35,981	2,910,863
Choice Hotels International, Inc.(b)	10,428	1,079,298
Churchill Downs, Inc.	56,806	5,102,883
DoorDash, Inc., Class A(a)	317,303	47,643,045
Dutch Bros, Inc., Class A(a)	60,725	3,076,328
Expedia Group, Inc.	99,458	22,963,858
Hilton Grand Vacations, Inc.(a)	50,922	1,992,069
Hilton Worldwide Holdings, Inc.	194,621	59,180,354
Hyatt Hotels Corp., Class A(b)	24,655	3,545,142
Las Vegas Sands Corp.	256,250	13,806,750
Marriott International, Inc., Class A	186,682	61,058,082
McDonald’s Corp.	265,966	82,659,573
Norwegian Cruise Line Holdings Ltd.(a)	218,531	4,086,530
Planet Fitness, Inc., Class A(a)(b)	71,096	5,288,120
Royal Caribbean Cruises Ltd.	213,549	58,764,414
Texas Roadhouse, Inc.	56,543	9,337,511
Travel + Leisure Co.	53,877	3,727,750
Vail Resorts, Inc.	15,214	1,952,260
Wingstop, Inc.	23,799	3,688,131
Wyndham Hotels & Resorts, Inc.	34,277	2,784,321
Wynn Resorts Ltd.	70,008	7,109,312
Yum! Brands, Inc.	115,114	17,897,925
		585,578,300
Household Durables — 0.1%
Somnigroup International, Inc.	176,725	13,063,512
TopBuild Corp.(a)(b)	23,899	8,395,719
		21,459,231
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	52,212	5,843,567
Talen Energy Corp.(a)	38,499	12,290,036
Vistra Corp.	269,985	40,586,845
		58,720,448
Industrial REITs — 0.1%
EastGroup Properties, Inc.	28,211	5,221,574
First Industrial Realty Trust, Inc.	113,561	6,569,504
STAG Industrial, Inc.	97,636	3,520,754
		15,311,832
Insurance — 0.4%
American Financial Group, Inc.	23,722	3,029,537
Cincinnati Financial Corp.	77,458	12,188,016
Hanover Insurance Group, Inc. (The)	13,138	2,277,472
Security	Shares	Value
Insurance (continued)
Kinsale Capital Group, Inc.(b)	19,024	$ 6,499,740
Old Republic International Corp.	101,432	4,047,137
Primerica, Inc.	15,930	3,990,146
Progressive Corp. (The)	278,587	55,227,087
RenaissanceRe Holdings Ltd.	19,195	5,705,330
Ryan Specialty Holdings, Inc., Class A	64,095	2,162,565
W R Berkley Corp.	144,877	9,602,448
		104,729,478
Interactive Media & Services — 14.0%
Alphabet, Inc., Class A	4,941,660	1,421,023,750
Alphabet, Inc., Class C, NVS	3,969,523	1,138,697,368
Meta Platforms, Inc., Class A	1,856,457	1,062,134,743
Pinterest, Inc., Class A(a)	334,127	6,127,889
		3,627,983,750
IT Services — 0.6%
International Business Machines Corp.	412,565	100,001,630
Okta, Inc., Class A(a)	143,938	11,329,360
Twilio, Inc., Class A(a)	128,057	16,112,132
VeriSign, Inc.	70,051	17,397,866
		144,840,988
Leisure Products — 0.0%
Mattel, Inc.(a)	106,631	1,549,348
YETI Holdings, Inc.(a)(b)	39,416	1,442,232
		2,991,580
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(a)	8,672	2,417,320
Bruker Corp.	46,508	1,679,869
Illumina, Inc.(a)	70,834	8,730,999
Medpace Holdings, Inc.(a)	19,147	9,194,198
Mettler-Toledo International, Inc.(a)(b)	8,130	10,253,556
Repligen Corp.(a)	24,853	2,928,180
Sotera Health Co.(a)	197,732	2,835,477
		38,039,599
Machinery — 1.8%
Caterpillar, Inc.	394,932	279,793,525
Chart Industries, Inc.(a)	37,605	7,774,834
Crane Co.	21,321	3,645,891
Cummins, Inc.	78,646	42,313,121
Donaldson Co., Inc.	66,570	5,649,796
Esab Corp.	21,434	2,071,810
Flowserve Corp.	109,091	8,019,279
Graco, Inc.	71,740	6,072,791
ITT, Inc.	72,996	13,907,928
Lincoln Electric Holdings, Inc.	31,204	7,772,292
Mueller Industries, Inc.	68,430	7,582,044
Oshkosh Corp.	24,848	3,657,874
Parker-Hannifin Corp.	59,994	53,709,029
RBC Bearings, Inc.(a)	26,977	14,651,748
SPX Technologies, Inc.(a)	42,783	8,554,033
Watts Water Technologies, Inc., Class A	23,495	6,820,364
		471,996,359
Marine Transportation — 0.0%
Kirby Corp.(a)	21,292	2,829,281
Media — 0.1%
EchoStar Corp., Class A(a)(b)	112,995	13,228,325
Fox Corp., Class A, NVS	112,430	6,565,912
Fox Corp., Class B	79,173	4,204,086
382026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
New York Times Co. (The), Class A	138,449	$ 11,592,335
Nexstar Media Group, Inc., Class A	13,440	2,430,355
		38,021,013
Metals & Mining — 0.5%
Hecla Mining Co.	574,423	10,701,500
MP Materials Corp., Class A(a)(b)	68,061	3,284,624
Newmont Corp.	926,253	100,266,887
Royal Gold, Inc.	68,493	17,430,784
		131,683,795
Multi-Utilities — 0.0%
Northwestern Energy Group, Inc.	23,185	1,528,819
Office REITs — 0.0%
COPT Defense Properties	40,649	1,243,859
Oil, Gas & Consumable Fuels — 0.1%
Antero Midstream Corp.	285,774	6,515,647
DT Midstream, Inc.	62,824	8,460,508
		14,976,155
Personal Care Products — 0.0%
BellRing Brands, Inc.(a)	43,751	703,953
elf Beauty, Inc.(a)(b)	34,208	2,073,347
		2,777,300
Pharmaceuticals — 3.6%
Elanco Animal Health, Inc.(a)	425,968	10,193,414
Eli Lilly & Co.	672,599	618,636,382
Jazz Pharmaceuticals PLC(a)	52,199	9,868,221
Johnson & Johnson	1,206,845	295,001,192
		933,699,209
Professional Services — 0.2%
CACI International, Inc., Class A(a)	18,598	10,114,894
ExlService Holdings, Inc.(a)	136,153	4,145,859
Exponent, Inc.	22,322	1,456,511
FTI Consulting, Inc.(a)(b)	10,358	1,830,984
Genpact Ltd.	64,551	2,404,525
Maximus, Inc.	26,137	1,675,382
Parsons Corp.(a)	30,557	1,655,273
Paylocity Holding Corp.(a)	37,252	4,024,706
TransUnion	86,617	5,993,030
UL Solutions, Inc., Class A	64,464	5,525,209
Verisk Analytics, Inc.	62,130	11,789,167
		50,615,540
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	83,152	5,190,348
Retail REITs — 0.1%
Agree Realty Corp.	44,222	3,333,454
Brixmor Property Group, Inc.	120,717	3,476,650
NNN REIT, Inc.	70,041	2,943,823
Simon Property Group, Inc.	113,177	21,110,906
		30,864,833
Semiconductors & Semiconductor Equipment — 23.9%
Advanced Micro Devices, Inc.(a)	1,383,878	281,522,301
Allegro MicroSystems, Inc.(a)(b)	66,996	2,112,384
Amkor Technology, Inc.	46,803	2,107,539
Applied Materials, Inc.	673,703	230,264,948
Broadcom, Inc.	4,024,351	1,245,576,878
Cirrus Logic, Inc.(a)	24,840	3,592,361
Entegris, Inc.	52,099	6,108,087
First Solar, Inc.(a)	90,638	17,879,252
KLA Corp.	111,257	163,815,919
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	1,059,945	$ 226,467,849
Lattice Semiconductor Corp.(a)	69,271	6,425,578
MACOM Technology Solutions Holdings, Inc.(a)	54,825	12,174,988
Micron Technology, Inc.	955,322	322,745,984
MKS, Inc.	40,843	9,386,130
Monolithic Power Systems, Inc.	41,343	45,202,369
NVIDIA Corp.	20,625,618	3,597,107,779
Onto Innovation, Inc.(a)	20,166	4,135,442
Rambus, Inc.(a)	92,397	7,948,914
Silicon Laboratories, Inc.(a)	14,825	3,085,824
SiTime Corp.(a)	18,752	6,476,003
Teradyne, Inc.	76,990	22,824,455
Universal Display Corp.	15,889	1,456,386
		6,218,417,370
Software — 12.7%
Appfolio, Inc., Class A(a)(b)	19,608	3,094,535
AppLovin Corp., Class A(a)	230,023	91,549,154
Autodesk, Inc.(a)	103,985	24,894,009
Bentley Systems, Inc., Class B(b)	76,688	2,693,283
BILL Holdings, Inc.(a)	37,410	1,432,803
Blackbaud, Inc.(a)	13,726	529,961
Cadence Design Systems, Inc.(a)	145,395	40,400,909
Commvault Systems, Inc.(a)	23,087	1,798,246
Crowdstrike Holdings, Inc., Class A(a)(b)	213,846	83,487,617
Datadog, Inc., Class A(a)	277,158	32,718,502
Docusign, Inc.(a)	101,649	4,819,179
Dolby Laboratories, Inc., Class A	23,596	1,417,176
Dropbox, Inc., Class A(a)	149,628	3,399,548
Dynatrace, Inc.(a)	252,239	9,327,798
Fair Isaac Corp.(a)	9,967	10,640,171
Fortinet, Inc.(a)	338,435	27,656,908
Guidewire Software, Inc.(a)	72,948	10,910,103
InterDigital, Inc.	21,804	6,584,808
Intuit, Inc.	132,269	57,190,470
Manhattan Associates, Inc.(a)	31,425	4,183,296
Microsoft Corp.	6,302,806	2,333,109,697
Nutanix, Inc., Class A(a)	139,394	5,298,366
Oracle Corp.	748,439	110,102,861
Palantir Technologies, Inc., Class A(a)	1,938,921	283,625,364
Palo Alto Networks, Inc.(a)	384,097	61,578,431
Pegasystems, Inc.	75,807	3,226,346
Qualys, Inc.(a)	30,705	2,697,434
ServiceNow, Inc.(a)	540,878	56,548,795
UiPath, Inc., Class A(a)(b)	273,862	3,039,868
Workday, Inc., Class A(a)(b)	79,549	10,335,006
		3,288,290,644
Specialized REITs — 0.1%
CubeSmart	87,923	3,222,378
EPR Properties	33,917	1,694,493
Gaming & Leisure Properties, Inc.	105,928	4,700,025
Lamar Advertising Co., Class A	44,610	5,650,303
National Storage Affiliates Trust	25,575	965,201
		16,232,400
Specialty Retail — 1.1%
Abercrombie & Fitch Co., Class A(a)	16,560	1,513,087
AutoZone, Inc.(a)	9,141	30,876,287
Burlington Stores, Inc.(a)	32,630	10,617,150
Carvana Co., Class A(a)(b)	61,201	19,240,370
Chewy, Inc., Class A(a)	129,377	3,493,179
Dick’s Sporting Goods, Inc.	22,723	4,505,744
Five Below, Inc.(a)	47,255	10,796,823
Schedule of Investments
39

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
O’Reilly Automotive, Inc.(a)	714,604	$ 65,965,095
Ross Stores, Inc.	131,435	28,472,764
TJX Cos., Inc. (The)	518,406	82,789,438
Ulta Beauty, Inc.(a)	37,654	19,682,122
Valvoline, Inc.(a)	104,522	3,520,301
		281,472,360
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	6,230,609	1,581,266,258
Everpure, Inc., Class A(a)	267,702	15,805,126
Sandisk Corp.(a)	125,282	79,596,666
Seagate Technology Holdings PLC	118,543	46,440,406
		1,723,108,456
Textiles, Apparel & Luxury Goods — 0.1%
Capri Holdings Ltd.(a)	49,114	865,388
Crocs, Inc.(a)	18,788	1,559,780
Ralph Lauren Corp., Class A	32,517	11,185,523
Tapestry, Inc.	171,836	24,247,778
		37,858,469
Tobacco — 0.5%
Philip Morris International, Inc.	739,926	122,339,365
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	17,718	4,700,940
Core & Main, Inc., Class A(a)	71,832	3,548,501
GATX Corp.	17,687	3,019,878
MSC Industrial Direct Co., Inc., Class A	16,492	1,521,717
United Rentals, Inc.	29,945	21,816,729
		34,607,765
Total Long-Term Investments — 99.9% (Cost: $18,147,271,189)		25,960,754,075
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	128,960,240	$ 128,986,031
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	29,277,127	29,277,127
Total Short-Term Securities — 0.6% (Cost: $158,242,000)		158,263,158
Total Investments — 100.5% (Cost: $18,305,513,189)		26,119,017,233
Liabilities in Excess of Other Assets — (0.5)%		(121,014,396)
Net Assets — 100.0%		$ 25,998,002,837

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 187,239,641	$ —	$ (58,232,194)(a)	$ (8,864)	$ (12,552)	$ 128,986,031	128,960,240	$ 354,985 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,360,483	2,916,644 (a)	—	—	—	29,277,127	29,277,127	809,294	—
				$ (8,864)	$ (12,552)	$ 158,263,158		$ 1,164,279	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

402026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Growth ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	21	06/18/26	$ 5,670	$ (251,415)
Nasdaq 100 E-Mini Index	44	06/18/26	21,045	(717,065)
S&P 500 E-Mini Index	21	06/18/26	6,899	(150,312)
				$ (1,118,792)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 1,118,792	$ —	$ —	$ —	$ 1,118,792

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 5,369,843	$ —	$ —	$ —	$ 5,369,843
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,128,199)	$ —	$ —	$ —	$ (1,128,199)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 18,766,551

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
41

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Growth ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 25,960,754,075	$ —	$ —	$ 25,960,754,075
Short-Term Securities
Money Market Funds	158,263,158	—	—	158,263,158
	$ 26,119,017,233	$ —	$ —	$ 26,119,017,233
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,118,792)	$ —	$ —	$ (1,118,792)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
422026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.(a)(b)	22,774	$ 9,671,890
Boeing Co. (The)(a)	370,261	73,693,047
General Dynamics Corp.	100,601	34,528,275
General Electric Co.	424,580	120,483,066
Huntington Ingalls Industries, Inc.	32,858	12,482,754
L3Harris Technologies, Inc.	157,131	54,233,765
Lockheed Martin Corp.	170,750	103,199,592
Northrop Grumman Corp.	112,504	76,754,729
StandardAero, Inc.(a)(b)	61,637	1,592,084
Textron, Inc.	147,969	12,956,166
		499,595,368
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	99,962	16,600,689
Expeditors International of Washington, Inc.	113,256	16,221,657
FedEx Corp.	182,198	64,895,284
GXO Logistics, Inc.(a)	95,934	4,974,178
United Parcel Service, Inc., Class B	622,296	61,221,480
		163,913,288
Automobile Components — 0.1%
Aptiv PLC(a)	181,076	12,573,917
Autoliv, Inc.	22,798	2,397,438
BorgWarner, Inc.	174,313	9,458,223
Gentex Corp.	109,669	2,396,268
Goodyear Tire & Rubber Co. (The)(a)	234,021	1,551,559
Lear Corp.	43,599	5,278,967
Visteon Corp.	22,592	2,058,357
		35,714,729
Automobiles — 1.8%
Ford Motor Co.	3,292,311	37,993,269
General Motors Co.	761,046	56,697,927
Harley-Davidson, Inc.	99,278	2,007,401
Tesla, Inc.(a)	899,752	334,482,806
Thor Industries, Inc.	44,251	3,535,212
		434,716,615
Banks — 5.6%
Associated Banc-Corp	137,020	3,543,337
Bank of America Corp.	5,586,351	272,334,611
Bank OZK	90,658	4,160,296
Citigroup, Inc.	1,471,205	166,849,359
Citizens Financial Group, Inc.	357,791	21,456,726
Columbia Banking System, Inc.	257,221	7,055,572
Commerce Bancshares, Inc.	115,377	5,676,548
Cullen/Frost Bankers, Inc.	27,497	3,769,289
East West Bancorp, Inc.	56,899	6,074,537
Fifth Third Bancorp	757,951	35,214,404
First Financial Bankshares, Inc.	63,632	1,873,962
First Horizon Corp.	408,319	9,293,341
Flagstar Bank N.A.	250,661	3,301,205
FNB Corp.	295,499	4,940,743
Glacier Bancorp, Inc.	107,319	4,793,940
Hancock Whitney Corp.	69,009	4,388,282
Home BancShares, Inc.	157,394	4,238,621
Huntington Bancshares, Inc.	1,705,869	26,696,850
International Bancshares Corp.	23,318	1,569,068
JPMorgan Chase & Co.	726,370	213,668,999
KeyCorp	783,133	15,701,817
M&T Bank Corp.	127,832	26,425,431
Old National Bancorp	288,111	6,367,253
Pinnacle Financial Partners, Inc.	126,338	10,882,755
Security	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (The)	340,039	$ 70,758,716
Prosperity Bancshares, Inc.	85,066	5,714,734
Regions Financial Corp.	740,083	19,330,968
Southstate Bank Corp.	83,392	7,715,428
Texas Capital Bancshares, Inc.(a)	20,976	1,990,203
Truist Financial Corp.	1,062,865	48,859,904
U.S. Bancorp	1,308,666	68,063,719
UMB Financial Corp.	60,504	6,824,246
United Bankshares, Inc.	115,862	4,799,004
Valley National Bancorp	397,231	4,877,997
Webster Financial Corp.	134,353	9,326,785
Wells Fargo & Co.	2,603,636	207,275,462
Western Alliance Bancorp	86,946	6,160,124
Wintrust Financial Corp.	57,031	7,923,887
Zions Bancorp N.A.	123,108	7,093,483
		1,336,991,606
Beverages — 1.6%
Boston Beer Co., Inc. (The), Class A(a)	6,712	1,546,445
Brown-Forman Corp., Class B, NVS	148,591	3,928,746
Coca-Cola Co. (The)	1,890,421	143,766,517
Constellation Brands, Inc., Class A	118,009	17,701,350
Keurig Dr. Pepper, Inc.	1,144,293	30,129,235
Molson Coors Beverage Co., Class B	141,311	6,084,852
PepsiCo, Inc.	1,150,570	178,672,015
		381,829,160
Biotechnology — 2.1%
AbbVie, Inc.	803,494	174,751,910
Amgen, Inc.	145,219	51,095,305
Biogen, Inc.(a)	123,915	22,717,337
BioMarin Pharmaceutical, Inc.(a)	68,868	3,890,353
Cytokinetics, Inc.(a)(b)	47,288	3,116,752
Gilead Sciences, Inc.	480,479	66,964,358
Moderna, Inc.(a)(b)	290,597	14,762,328
Regeneron Pharmaceuticals, Inc.	84,865	65,570,094
Roivant Sciences Ltd.(a)	163,065	4,516,901
Vertex Pharmaceuticals, Inc.(a)	213,839	95,487,667
		502,873,005
Broadline Retail — 3.4%
Amazon.com, Inc.(a)	3,865,402	805,047,274
eBay, Inc.	98,491	8,964,651
Macy’s, Inc.	226,644	4,099,990
		818,111,915
Building Products — 0.7%
A. O. Smith Corp.	95,093	6,270,432
Advanced Drainage Systems, Inc.	26,616	3,649,852
Allegion PLC	33,197	4,823,192
Builders FirstSource, Inc.(a)	92,466	7,612,726
Carlisle Cos., Inc.	19,843	6,620,021
Carrier Global Corp.	665,057	37,449,360
Fortune Brands Innovations, Inc.	46,341	1,805,909
Johnson Controls International PLC	173,898	22,771,943
Lennox International, Inc.	26,929	12,498,557
Masco Corp.	171,413	10,348,203
Owens Corning	68,587	7,422,485
Simpson Manufacturing Co., Inc.	17,590	3,018,796
Trane Technologies PLC	87,350	36,402,239
Trex Co., Inc.(a)	89,316	3,252,889
UFP Industries, Inc.	49,375	4,548,425
		168,495,029
Schedule of Investments
43

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 4.2%
Ameriprise Financial, Inc.	76,816	$ 34,137,030
Ares Management Corp., Class A	172,746	18,846,589
Bank of New York Mellon Corp. (The)	215,217	25,531,193
BlackRock, Inc.(c)	121,478	116,826,607
Blackstone, Inc., Class A	630,315	72,479,922
Carlyle Group, Inc. (The)	135,497	6,556,700
Cboe Global Markets, Inc.	43,530	12,234,977
Charles Schwab Corp. (The)	1,406,232	132,157,683
CME Group, Inc., Class A	133,244	39,353,615
Coinbase Global, Inc., Class A(a)(b)	187,777	32,787,742
Evercore, Inc., Class A	12,297	3,670,778
FactSet Research Systems, Inc.	31,426	6,819,128
Franklin Resources, Inc.	262,106	6,190,944
Goldman Sachs Group, Inc. (The)	88,175	74,595,168
Hamilton Lane, Inc., Class A	15,827	1,573,204
Houlihan Lokey, Inc., Class A	22,458	3,225,418
Intercontinental Exchange, Inc.	478,103	75,196,040
Invesco Ltd.	374,661	9,100,516
Janus Henderson Group PLC	106,063	5,448,456
Jefferies Financial Group, Inc.	138,638	5,721,590
KKR & Co., Inc., Class A	265,960	24,601,300
Moody’s Corp.	67,064	29,256,670
Morgan Stanley	394,402	64,906,737
Morningstar, Inc.	9,886	1,671,228
MSCI, Inc., Class A	30,093	16,220,428
Nasdaq, Inc.	378,069	32,094,277
Northern Trust Corp.	157,640	22,001,815
Raymond James Financial, Inc.	148,247	21,464,683
S&P Global, Inc.	144,268	61,362,951
SEI Investments Co.	33,855	2,656,602
State Street Corp.	234,934	29,733,247
Stifel Financial Corp.	56,505	4,176,850
T Rowe Price Group, Inc.	186,604	16,820,485
		1,009,420,573
Chemicals — 2.4%
Air Products & Chemicals, Inc.	187,453	54,453,222
Albemarle Corp.	98,442	17,673,292
Ashland, Inc.	40,360	2,244,420
Avient Corp.	76,561	2,779,164
Axalta Coating Systems Ltd.(a)	178,244	4,937,359
Cabot Corp.	44,228	3,330,811
CF Industries Holdings, Inc.	131,112	17,023,582
Corteva, Inc.	565,413	47,330,722
Dow, Inc.	604,085	25,160,140
DuPont de Nemours, Inc.	344,454	15,775,993
Ecolab, Inc.	214,705	57,115,824
International Flavors & Fragrances, Inc.	217,206	15,758,295
Linde PLC	393,123	194,894,659
LyondellBasell Industries NV, Class A	216,445	17,436,809
Mosaic Co. (The)	266,100	6,785,550
Olin Corp.	93,037	2,765,990
PPG Industries, Inc.	188,816	20,180,654
RPM International, Inc.	62,969	6,259,119
Scotts Miracle-Gro Co. (The)	39,907	2,426,745
Sherwin-Williams Co. (The)	194,090	62,215,550
Solstice Advanced Materials, Inc.	62,813	4,783,838
Westlake Corp.	28,064	3,278,436
		584,610,174
Commercial Services & Supplies — 0.9%
Brink’s Co. (The)	10,436	1,081,483
Cintas Corp.	286,364	48,435,607
Clean Harbors, Inc.(a)	20,515	5,882,266
Security	Shares	Value
Commercial Services & Supplies (continued)
Copart, Inc.(a)	748,682	$ 24,856,242
MSA Safety, Inc.	12,812	2,100,527
Republic Services, Inc.	169,778	37,184,778
Veralto Corp.	208,700	18,453,254
Waste Management, Inc.	312,399	71,786,166
		209,780,323
Communications Equipment — 0.8%
Cisco Systems, Inc.	1,563,406	121,304,671
F5, Inc.(a)	48,178	13,939,341
Motorola Solutions, Inc.	139,678	60,616,062
		195,860,074
Construction & Engineering — 0.1%
AECOM	61,722	5,235,260
Fluor Corp.(a)	135,234	6,308,666
Valmont Industries, Inc.	6,535	2,611,190
		14,155,116
Construction Materials — 0.5%
CRH PLC	564,297	59,318,901
Eagle Materials, Inc.	13,140	2,489,373
Knife River Corp.(a)(b)	28,055	2,290,691
Martin Marietta Materials, Inc.	50,577	29,773,668
Vulcan Materials Co.	110,757	30,159,131
		124,031,764
Consumer Finance — 0.7%
Ally Financial, Inc.	236,760	9,288,095
American Express Co.	144,410	43,681,137
Capital One Financial Corp.	526,268	96,007,071
SLM Corp.	76,102	1,629,344
Synchrony Financial	292,638	19,905,236
		170,510,883
Consumer Staples Distribution & Retail — 4.3%
Albertsons Cos., Inc., Class A	311,514	5,308,198
BJ’s Wholesale Club Holdings, Inc.(a)(b)	112,009	11,023,926
Costco Wholesale Corp.	373,688	372,353,934
Dollar General Corp.	185,645	22,041,631
Dollar Tree, Inc.(a)	155,694	17,050,050
Kroger Co. (The)	490,167	35,468,484
Maplebear, Inc.(a)(b)	158,343	5,931,529
Performance Food Group Co.(a)	131,423	11,257,694
Sprouts Farmers Market, Inc.(a)	48,533	3,743,350
Sysco Corp.	403,790	28,802,341
Target Corp.	380,357	46,099,268
U.S. Foods Holding Corp.(a)(b)	186,783	17,223,260
Walmart, Inc.	3,690,513	458,656,956
		1,034,960,621
Containers & Packaging — 0.5%
Amcor PLC	388,262	15,433,415
AptarGroup, Inc.	54,203	6,830,662
Avery Dennison Corp.	64,903	11,207,450
Ball Corp.	226,922	13,413,360
Crown Holdings, Inc.	95,564	9,580,291
Graphic Packaging Holding Co.	244,412	2,429,455
Greif, Inc., Class A, NVS	24,205	1,623,429
International Paper Co.	442,033	15,780,578
Packaging Corp. of America	75,420	16,005,632
Silgan Holdings, Inc.	73,034	2,833,719
Smurfit Westrock PLC	436,782	17,405,763
Sonoco Products Co.	81,053	4,384,157
		116,927,911
442026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	116,811	$ 12,352,763
Pool Corp.	27,761	5,616,883
		17,969,646
Diversified Consumer Services — 0.0%
Duolingo, Inc., Class A(a)	10,364	1,021,579
Graham Holdings Co., Class B	1,548	1,636,639
H&R Block, Inc.	49,483	1,570,590
Service Corp. International	55,284	4,561,483
		8,790,291
Diversified REITs — 0.0%
WP Carey, Inc.	88,464	6,012,013
Diversified Telecommunication Services — 1.8%
AT&T Inc.	5,893,733	170,859,320
Comcast Corp., Class A	3,021,050	86,734,345
Verizon Communications, Inc.	3,550,260	178,223,052
		435,816,717
Electric Utilities — 3.1%
Alliant Energy Corp.	215,716	15,479,780
American Electric Power Co., Inc.	455,348	59,687,016
Constellation Energy Corp.	86,706	24,212,651
Duke Energy Corp.	654,707	85,727,335
Edison International	324,961	23,780,646
Entergy Corp.	380,821	42,789,048
Evergy, Inc.	192,497	15,769,354
Eversource Energy	316,692	21,940,422
Exelon Corp.	861,166	42,214,357
FirstEnergy Corp.	438,730	22,226,062
IDACORP, Inc.	22,352	3,195,665
NextEra Energy, Inc.	1,753,331	162,849,383
NRG Energy, Inc.	46,456	6,789,080
OGE Energy Corp.	171,738	8,236,554
PG&E Corp.	1,852,150	32,542,275
Pinnacle West Capital Corp.	99,952	10,070,164
Portland General Electric Co.	93,228	4,919,642
PPL Corp.	620,151	23,689,768
Southern Co. (The)	927,012	89,475,198
TXNM Energy, Inc.	48,422	2,830,750
Xcel Energy, Inc.	497,640	39,532,522
		737,957,672
Electrical Equipment — 1.2%
Acuity, Inc.	8,093	2,267,820
AMETEK, Inc.	193,085	41,389,701
Eaton Corp. PLC	326,989	116,954,156
Emerson Electric Co.	473,141	61,990,934
Generac Holdings, Inc.(a)	49,052	9,581,327
Hubbell, Inc.	44,779	21,974,846
Nextpower, Inc., Class A(a)(b)	43,221	5,210,292
Regal Rexnord Corp.	56,081	10,501,728
Rockwell Automation, Inc.	42,519	15,259,219
Sensata Technologies Holding PLC	122,638	4,319,310
		289,449,333
Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.(a)(b)	43,183	6,192,874
Avnet, Inc.	67,285	4,146,102
Belden, Inc.	17,207	1,975,880
CDW Corp.	109,145	13,208,728
Cognex Corp.	70,405	3,449,141
Corning, Inc.	202,750	27,567,917
Crane NXT Co.	27,386	1,111,598
IPG Photonics Corp.(a)	20,589	2,359,293
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc.	35,024	$ 9,303,425
Keysight Technologies, Inc.(a)	144,670	40,850,468
Littelfuse, Inc.	12,491	4,238,821
Novanta, Inc.(a)(b)	16,064	1,897,319
TD SYNNEX Corp.	63,498	10,712,747
TE Connectivity PLC	76,341	15,956,796
Teledyne Technologies, Inc.(a)	39,315	23,785,968
Vontier Corp.	69,626	2,469,634
Zebra Technologies Corp., Class A(a)	42,320	8,848,266
		178,074,977
Energy Equipment & Services — 0.6%
Baker Hughes Co., Class A	833,721	50,898,667
Halliburton Co.	705,943	27,524,718
NOV, Inc.	311,200	5,853,672
SLB Ltd.	1,258,906	64,695,179
Weatherford International PLC	34,270	3,241,257
		152,213,493
Entertainment — 1.0%
Electronic Arts, Inc.	100,638	20,517,069
Live Nation Entertainment, Inc.(a)(b)	61,841	9,431,371
Take-Two Interactive Software, Inc.(a)	70,141	13,852,848
Walt Disney Co. (The)	1,491,430	143,744,023
Warner Bros Discovery, Inc., Class A(a)(b)	2,087,140	57,312,864
Warner Music Group Corp., Class A	58,473	1,493,401
		246,351,576
Financial Services — 2.0%
Apollo Global Management, Inc.	184,481	20,554,873
Block, Inc., Class A(a)	461,619	27,780,231
Corpay, Inc.(a)(b)	59,538	17,324,963
Equitable Holdings, Inc.	17,808	660,855
Essent Group Ltd.	50,061	2,925,565
Euronet Worldwide, Inc.(a)(b)	33,453	2,220,276
Fidelity National Information Services, Inc.	438,204	20,556,150
Fiserv, Inc.(a)	453,098	25,282,868
Global Payments, Inc.	203,127	13,670,447
Jack Henry & Associates, Inc.	61,949	9,790,420
Mastercard, Inc., Class A	226,260	113,053,071
MGIC Investment Corp.	98,887	2,595,784
PayPal Holdings, Inc.	775,103	35,057,909
Shift4 Payments, Inc., Class A(a)(b)	20,708	905,561
Visa, Inc., Class A	636,846	192,480,335
Voya Financial, Inc.	81,816	5,589,669
WEX, Inc.(a)(b)	12,407	1,898,767
		492,347,744
Food Products — 1.0%
Archer-Daniels-Midland Co.	405,398	29,468,381
Bunge Global SA	113,233	14,403,237
Campbell’s Co. (The)	164,462	3,662,569
Conagra Brands, Inc.	398,830	6,269,607
Darling Ingredients, Inc.(a)	132,755	8,210,897
Flowers Foods, Inc.	176,734	1,440,382
General Mills, Inc.	449,661	16,736,382
Hershey Co. (The)	124,950	25,975,855
Hormel Foods Corp.	244,415	5,536,000
Ingredion, Inc.	54,798	6,173,543
J M Smucker Co. (The)	90,456	8,723,577
Kraft Heinz Co. (The)	717,892	16,145,391
Marzetti Co. (The)	9,378	1,297,259
McCormick & Co., Inc., NVS	212,616	10,724,351
Mondelez International, Inc., Class A	1,082,081	62,371,149
Pilgrim’s Pride Corp.	35,362	1,335,269
Schedule of Investments
45

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Post Holdings, Inc.(a)	35,532	$ 3,512,693
Tyson Foods, Inc., Class A	239,638	15,353,607
		237,340,149
Gas Utilities — 0.2%
Atmos Energy Corp.	139,284	25,728,540
National Fuel Gas Co.	31,635	2,972,425
New Jersey Resources Corp.	83,789	4,601,692
ONE Gas, Inc.	51,980	4,477,037
Southwest Gas Holdings, Inc.	53,539	4,652,539
Spire, Inc.	28,401	2,571,427
UGI Corp.	179,667	6,543,472
		51,547,132
Ground Transportation — 1.3%
Avis Budget Group, Inc.(a)(b)	4,215	614,758
CSX Corp.	1,567,394	64,341,524
JB Hunt Transport Services, Inc.	62,988	13,347,157
Knight-Swift Transportation Holdings, Inc.	135,892	7,824,661
Landstar System, Inc.	28,551	4,577,011
Norfolk Southern Corp.	189,309	54,331,683
Old Dominion Freight Line, Inc.	154,458	30,181,093
Ryder System, Inc.	33,193	6,794,939
Saia, Inc.(a)	22,199	7,798,065
Union Pacific Corp.	499,571	121,205,916
		311,016,807
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	1,463,943	150,303,028
Align Technology, Inc.(a)	55,918	9,586,023
Baxter International, Inc.(b)	428,024	7,190,803
Becton Dickinson & Co.	240,821	37,864,286
Boston Scientific Corp.(a)(b)	410,133	25,735,846
Cooper Cos., Inc. (The)(a)	166,620	11,913,330
DENTSPLY SIRONA, Inc.	182,129	2,112,696
Dexcom, Inc.(a)	160,034	10,050,135
Edwards Lifesciences Corp.(a)	261,696	20,956,616
Envista Holdings Corp.(a)	135,398	3,435,047
GE HealthCare Technologies, Inc.	385,083	27,410,208
Haemonetics Corp.(a)	15,708	885,303
Hologic, Inc.(a)	186,209	14,075,538
Lantheus Holdings, Inc.(a)	17,154	1,301,131
Masimo Corp.(a)	16,286	2,896,791
Medtronic PLC	1,079,317	93,522,818
ResMed, Inc.	55,265	12,405,887
Solventum Corp.(a)	123,981	8,095,959
STERIS PLC	41,300	9,132,669
Stryker Corp.	168,181	55,262,595
Zimmer Biomet Holdings, Inc.	166,062	15,015,326
		519,152,035
Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	198,110	41,862,624
Cencora, Inc.	163,775	51,448,278
Centene Corp.(a)	390,471	12,784,021
Chemed Corp.	5,928	2,239,243
Cigna Group (The)	221,808	59,167,284
CVS Health Corp.	1,071,062	76,923,673
DaVita, Inc.(a)	29,385	4,516,181
Elevance Health, Inc.	185,808	54,395,292
Henry Schein, Inc.(a)	83,826	6,177,976
Humana, Inc.	100,427	17,413,037
Labcorp Holdings, Inc.	70,069	18,695,110
McKesson Corp.	103,121	89,236,789
Quest Diagnostics, Inc.	92,902	18,206,934
Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	762,619	$ 206,357,075
Universal Health Services, Inc., Class B	46,217	8,271,456
		667,694,973
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	129,893	6,029,633
American Healthcare REIT, Inc.	57,862	2,728,772
Healthcare Realty Trust, Inc.	291,137	4,946,417
Healthpeak Properties, Inc.	582,895	9,576,965
Omega Healthcare Investors, Inc.	114,790	5,030,098
Ventas, Inc.	191,938	15,696,690
		44,008,575
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	532,801	10,208,467
Park Hotels & Resorts, Inc.	175,997	1,853,249
		12,061,716
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A(a)	190,066	24,001,535
Aramark	219,981	8,918,030
Cava Group, Inc.(a)	48,240	3,902,616
Chipotle Mexican Grill, Inc.(a)	1,096,501	35,098,997
Choice Hotels International, Inc.(b)	8,738	904,383
Darden Restaurants, Inc.	98,055	19,222,702
Domino’s Pizza, Inc.	26,193	9,397,786
Dutch Bros, Inc., Class A(a)	46,911	2,376,511
Hyatt Hotels Corp., Class A(b)	10,937	1,572,631
McDonald’s Corp.	335,750	104,347,743
MGM Resorts International(a)(b)	161,534	5,978,373
Norwegian Cruise Line Holdings Ltd.(a)	168,845	3,157,402
Starbucks Corp.	959,169	85,931,951
Vail Resorts, Inc.	16,067	2,061,717
Wyndham Hotels & Resorts, Inc.	29,279	2,378,333
Yum! Brands, Inc.	119,543	18,586,546
		327,837,256
Household Durables — 0.6%
DR Horton, Inc.	226,825	31,124,926
Garmin Ltd.	137,488	31,898,591
KB Home	56,522	2,925,013
Lennar Corp., Class A	181,328	15,746,524
NVR, Inc.(a)(b)	2,348	15,472,921
PulteGroup, Inc.	163,396	19,217,004
Taylor Morrison Home Corp., Class A(a)	80,902	4,711,732
Toll Brothers, Inc.	80,525	10,989,247
Whirlpool Corp.	53,012	2,858,407
		134,944,365
Household Products — 1.6%
Church & Dwight Co., Inc.	201,040	18,761,053
Clorox Co. (The)	101,986	10,568,809
Colgate-Palmolive Co.	678,619	57,838,697
Kimberly-Clark Corp.	279,842	26,996,358
Procter & Gamble Co. (The)	1,956,561	282,605,671
		396,770,588
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	589,239	8,302,378
Industrial Conglomerates — 0.8%
3M Co.	443,424	64,398,468
Honeywell International, Inc.	534,509	120,815,069
		185,213,537
Industrial REITs — 0.5%
EastGroup Properties, Inc.	17,631	3,263,322
462026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Prologis, Inc.	782,588	$ 103,442,482
Rexford Industrial Realty, Inc.	195,468	6,397,668
STAG Industrial, Inc.	64,492	2,325,581
		115,429,053
Insurance — 3.4%
Aflac, Inc.	393,011	43,117,237
Allstate Corp. (The)	219,243	45,457,844
American Financial Group, Inc.	35,581	4,544,050
American International Group, Inc.	453,097	34,095,549
Aon PLC, Class A	180,384	58,224,348
Arch Capital Group Ltd.(a)	301,961	28,985,236
Arthur J. Gallagher & Co.	216,735	46,940,466
Assurant, Inc.	42,631	9,285,458
Brighthouse Financial, Inc.(a)	46,711	2,797,055
Brown & Brown, Inc.	244,901	15,969,994
Chubb Ltd.	306,920	100,034,436
Cincinnati Financial Corp.	53,145	8,362,366
CNO Financial Group, Inc.	81,398	3,342,202
Erie Indemnity Co., Class A, NVS	21,827	5,485,343
Everest Group Ltd.	34,264	11,199,188
Fidelity National Financial, Inc., Class A	212,504	9,855,936
First American Financial Corp.	86,122	5,192,295
Globe Life, Inc.	66,243	9,219,038
Hanover Insurance Group, Inc. (The)	16,658	2,887,664
Hartford Insurance Group, Inc. (The)	234,241	31,676,410
Loews Corp.	141,306	15,083,002
Marsh & McLennan Cos., Inc.	407,582	70,695,098
MetLife, Inc.	464,787	32,869,737
Old Republic International Corp.	89,721	3,579,868
Primerica, Inc.	10,985	2,751,523
Principal Financial Group, Inc.	166,470	15,000,612
Progressive Corp. (The)	216,305	42,880,303
Prudential Financial, Inc.	292,918	28,615,159
Reinsurance Group of America, Inc.	55,354	11,301,073
RenaissanceRe Holdings Ltd.	17,576	5,224,114
RLI Corp.	79,177	4,516,256
Ryan Specialty Holdings, Inc., Class A	32,769	1,105,626
Selective Insurance Group, Inc.	51,159	3,856,877
Travelers Cos., Inc. (The)	182,051	53,100,636
Unum Group	127,833	9,335,644
W R Berkley Corp.	109,606	7,264,686
Willis Towers Watson PLC	79,859	23,215,011
		807,067,340
Interactive Media & Services — 0.0%
Pinterest, Inc., Class A(a)	158,242	2,902,158
IT Services — 1.1%
Accenture PLC, Class A	518,022	102,718,582
Akamai Technologies, Inc.(a)(b)	120,473	13,836,324
Cognizant Technology Solutions Corp., Class A	403,880	24,778,038
EPAM Systems, Inc.(a)(b)	46,308	6,270,103
Gartner, Inc.(a)(b)	60,192	9,530,801
GoDaddy, Inc., Class A(a)	114,916	9,500,106
International Business Machines Corp.	377,733	91,558,702
Kyndryl Holdings, Inc.(a)	190,521	2,499,636
		260,692,292
Leisure Products — 0.1%
Brunswick Corp.	55,089	4,008,276
Hasbro, Inc.	112,023	10,485,353
Mattel, Inc.(a)	159,433	2,316,561
Security	Shares	Value
Leisure Products (continued)
Polaris, Inc.	44,810	$ 2,442,145
YETI Holdings, Inc.(a)	26,882	983,612
		20,235,947
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	238,401	27,172,946
Avantor, Inc.(a)	573,046	4,492,681
Bio-Rad Laboratories, Inc., Class A(a)	6,905	1,924,769
Bio-Techne Corp.	130,400	6,814,704
Bruker Corp.	44,444	1,605,317
Charles River Laboratories International, Inc.(a)(b)	41,154	7,099,065
Danaher Corp.	529,672	100,425,811
Illumina, Inc.(a)	58,701	7,235,485
IQVIA Holdings, Inc.(a)(b)	142,242	24,257,951
Mettler-Toledo International, Inc.(a)	9,198	11,600,518
Repligen Corp.(a)	20,149	2,373,955
Revvity, Inc.	94,808	8,306,129
Thermo Fisher Scientific, Inc.	316,305	155,473,397
Waters Corp.(a)	82,837	24,668,858
West Pharmaceutical Services, Inc.	60,138	15,072,988
		398,524,574
Machinery — 2.3%
AGCO Corp.	51,851	6,007,975
CNH Industrial NV	750,683	8,257,513
Crane Co.	20,227	3,458,817
Cummins, Inc.	38,392	20,655,664
Deere & Co.	212,240	119,554,792
Donaldson Co., Inc.	33,267	2,823,370
Dover Corp.	114,418	23,850,432
Esab Corp.	26,455	2,557,140
Fortive Corp.	268,192	14,825,654
Graco, Inc.	67,127	5,682,301
IDEX Corp.	63,342	12,006,476
Illinois Tool Works, Inc.	221,284	57,598,012
Ingersoll Rand, Inc.	302,257	24,216,831
Lincoln Electric Holdings, Inc.	15,186	3,782,529
Middleby Corp. (The)(a)	39,013	5,172,344
Mueller Industries, Inc.	27,421	3,038,247
Nordson Corp.	45,211	12,028,839
Oshkosh Corp.	29,046	4,275,862
Otis Worldwide Corp.	325,240	25,069,499
PACCAR, Inc.	442,618	51,122,379
Parker-Hannifin Corp.	46,807	41,903,499
Pentair PLC	137,695	11,994,611
Snap-on, Inc.	43,670	15,861,817
Stanley Black & Decker, Inc.	129,685	9,215,416
Terex Corp.	95,219	5,627,443
Timken Co. (The)	54,510	5,482,071
Toro Co. (The)	81,593	7,624,050
Westinghouse Air Brake Technologies Corp.	143,342	35,822,599
Xylem, Inc.	203,601	24,330,319
		563,846,501
Marine Transportation — 0.0%
Kirby Corp.(a)	24,244	3,221,543
Media — 0.3%
Charter Communications, Inc., Class A(a)(b)	72,493	15,649,789
Fox Corp., Class A, NVS	60,062	3,507,621
Fox Corp., Class B	40,523	2,151,771
News Corp., Class A, NVS	319,674	7,969,473
News Corp., Class B	103,538	2,951,869
Nexstar Media Group, Inc., Class A	11,452	2,070,865
Omnicom Group, Inc.	267,155	20,119,443
Schedule of Investments
47

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Paramount Skydance Corp., Class B, NVS(b)	257,664	$ 2,324,129
Trade Desk, Inc. (The), Class A(a)	367,906	8,347,787
		65,092,747
Metals & Mining — 0.7%
Alcoa Corp.	216,943	14,389,829
Cleveland-Cliffs, Inc.(a)	475,661	4,019,336
Commercial Metals Co.	92,165	5,661,696
Freeport-McMoRan, Inc.	1,209,969	71,121,978
MP Materials Corp., Class A(a)(b)	46,455	2,241,918
Nucor Corp.	192,512	32,553,779
Reliance, Inc.	44,257	13,450,587
Steel Dynamics, Inc.	115,976	20,875,680
		164,314,803
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	604,802	12,791,562
Starwood Property Trust, Inc.	297,625	5,125,103
		17,916,665
Multi-Utilities — 1.3%
Ameren Corp.	232,697	25,578,054
Black Hills Corp.	62,515	4,339,166
CenterPoint Energy, Inc.	546,757	23,598,032
CMS Energy Corp.	258,649	20,065,990
Consolidated Edison, Inc.	303,929	34,398,684
Dominion Energy, Inc.	717,432	44,351,646
DTE Energy Co.	175,344	25,638,800
NiSource, Inc.	399,787	18,654,062
Northwestern Energy Group, Inc.	28,248	1,862,673
Public Service Enterprise Group, Inc.	421,436	34,115,244
Sempra	548,357	53,283,850
WEC Energy Group, Inc.	274,081	31,730,357
		317,616,558
Office REITs — 0.1%
BXP, Inc.	123,583	6,413,958
COPT Defense Properties	58,788	1,798,913
Cousins Properties, Inc.	146,202	3,299,779
Kilroy Realty Corp.	90,643	2,557,039
Vornado Realty Trust	140,294	3,646,241
		17,715,930
Oil, Gas & Consumable Fuels — 7.6%
Antero Resources Corp.(a)	244,613	10,381,376
APA Corp.	298,624	12,673,603
Chevron Corp.	1,578,141	326,517,373
Chord Energy Corp.	48,253	6,860,612
CNX Resources Corp.(a)(b)	119,856	4,620,449
ConocoPhillips	1,031,459	136,152,588
Coterra Energy, Inc.	636,070	22,351,500
Devon Energy Corp.	526,195	26,478,132
Diamondback Energy, Inc.	163,395	32,317,897
DT Midstream, Inc.	25,115	3,382,237
EOG Resources, Inc.	455,665	65,875,489
EQT Corp.	525,189	33,423,028
Expand Energy Corp.	198,932	21,838,755
Exxon Mobil Corp.	3,518,267	596,909,179
HF Sinclair Corp.	134,142	8,369,119
Kinder Morgan, Inc.	1,645,033	55,157,956
Marathon Petroleum Corp.	248,360	60,644,545
Matador Resources Co.	100,641	6,358,498
Murphy Oil Corp.	112,489	4,640,171
Occidental Petroleum Corp.	606,073	39,394,745
ONEOK, Inc.	528,377	47,759,997
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.	235,871	$ 14,001,303
PBF Energy, Inc., Class A	71,219	3,391,449
Permian Resources Corp., Class A	623,298	13,288,713
PetroCorp Escrow(a)(d)	190	—
Phillips 66	338,589	61,684,144
Range Resources Corp.	201,417	9,100,020
Targa Resources Corp.	180,306	45,208,123
Texas Pacific Land Corp.	48,852	23,183,205
Valero Energy Corp.	256,338	63,335,993
Viper Energy, Inc., Class A	156,308	7,344,913
Williams Cos., Inc. (The)	1,028,133	74,827,520
		1,837,472,632
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	52,411	3,812,900
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)(b)	96,681	3,555,927
American Airlines Group, Inc.(a)	556,460	5,976,380
Delta Air Lines, Inc.	544,471	36,196,432
Southwest Airlines Co.	413,638	15,540,380
United Airlines Holdings, Inc.(a)	272,478	25,087,050
		86,356,169
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	65,063	1,046,864
Coty, Inc., Class A(a)	355,016	713,582
elf Beauty, Inc.(a)	16,537	1,002,307
Estee Lauder Cos., Inc. (The), Class A	208,544	14,967,203
Kenvue, Inc.	1,615,282	27,847,462
		45,577,418
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	1,714,491	103,983,879
Johnson & Johnson	831,841	203,335,214
Merck & Co., Inc.	2,089,597	251,357,623
Pfizer, Inc.	4,786,756	134,412,109
Viatris, Inc.	980,195	13,242,434
Zoetis, Inc., Class A	355,384	42,009,943
		748,341,202
Professional Services — 0.8%
Automatic Data Processing, Inc.	339,028	68,883,709
Booz Allen Hamilton Holding Corp., Class A	101,280	7,902,878
Broadridge Financial Solutions, Inc.	97,423	15,829,289
Concentrix Corp.	37,176	1,017,135
Equifax, Inc.	101,326	18,245,773
Exponent, Inc.	19,539	1,274,920
FTI Consulting, Inc.(a)	15,441	2,729,506
Genpact Ltd.	71,145	2,650,151
Jacobs Solutions, Inc.	99,959	12,722,782
KBR, Inc.	105,500	3,888,730
Leidos Holdings, Inc.	107,774	16,761,012
Maximus, Inc.	21,905	1,404,111
Parsons Corp.(a)	14,543	787,794
Paychex, Inc.	272,458	25,098,831
Science Applications International Corp.	38,612	3,665,051
TransUnion(b)	77,732	5,378,277
Verisk Analytics, Inc.	54,874	10,412,342
		198,652,291
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	245,761	33,290,785
CoStar Group, Inc.(a)	355,123	14,325,662
Jones Lang LaSalle, Inc.(a)	39,927	12,150,585
		59,767,032
482026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs — 0.4%
American Homes 4 Rent, Class A	277,053	$ 7,735,320
AvalonBay Communities, Inc.	118,616	19,375,924
Camden Property Trust	87,056	8,501,889
Equity LifeStyle Properties, Inc.	80,541	5,027,369
Equity Residential	291,639	17,250,447
Essex Property Trust, Inc.	54,398	13,164,316
Independence Realty Trust, Inc.	201,537	3,000,886
Invitation Homes, Inc.	473,740	11,772,439
Mid-America Apartment Communities, Inc.	99,038	12,094,520
UDR, Inc.	254,221	8,587,585
		106,510,695
Retail REITs — 0.5%
Agree Realty Corp.	55,539	4,186,530
Brixmor Property Group, Inc.	137,849	3,970,051
Federal Realty Investment Trust	66,940	7,109,697
Kimco Realty Corp.	568,414	12,772,263
Kite Realty Group Trust	182,144	4,471,635
NNN REIT, Inc.	90,140	3,788,584
Realty Income Corp.	775,397	47,438,788
Regency Centers Corp.	138,318	10,465,140
Simon Property Group, Inc.	161,688	30,159,663
		124,362,351
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(a)(b)	38,897	1,226,422
Amkor Technology, Inc.	49,904	2,247,177
Analog Devices, Inc.	411,371	130,873,570
Cirrus Logic, Inc.(a)	19,334	2,796,083
Entegris, Inc.	77,883	9,131,003
Intel Corp.(a)	3,952,939	174,443,198
Lattice Semiconductor Corp.(a)	46,740	4,335,602
Microchip Technology, Inc.	454,865	29,388,828
MKS, Inc.	16,227	3,729,127
NXP Semiconductors NV	210,984	41,534,310
ON Semiconductor Corp.(a)	331,721	20,540,164
Onto Innovation, Inc.(a)	21,884	4,487,752
Qnity Electronics, Inc.	176,934	20,414,645
QUALCOMM, Inc.	898,130	115,661,181
Silicon Laboratories, Inc.(a)	12,839	2,672,438
Skyworks Solutions, Inc.	128,460	6,879,033
Synaptics, Inc.(a)(b)	32,665	2,287,857
Teradyne, Inc.	55,034	16,315,380
Texas Instruments, Inc.	764,059	148,334,414
Universal Display Corp.	21,654	1,984,806
		739,282,990
Software — 2.9%
Adobe, Inc.(a)	345,595	84,007,233
Autodesk, Inc.(a)	75,300	18,026,820
Bentley Systems, Inc., Class B	47,769	1,677,647
BILL Holdings, Inc.(a)	38,719	1,482,938
Blackbaud, Inc.(a)	16,968	655,134
Cadence Design Systems, Inc.(a)	84,243	23,408,602
Commvault Systems, Inc.(a)	14,200	1,106,038
Docusign, Inc.(a)	68,445	3,244,977
Dolby Laboratories, Inc., Class A	29,397	1,765,584
Fair Isaac Corp.(a)	10,086	10,767,208
Fortinet, Inc.(a)	197,811	16,165,115
Gen Digital, Inc.	469,704	8,844,526
Intuit, Inc.	102,788	44,443,475
Manhattan Associates, Inc.(a)	20,722	2,758,513
Nutanix, Inc., Class A(a)	90,114	3,425,233
Oracle Corp.	685,254	100,807,716
Security	Shares	Value
Software (continued)
Palo Alto Networks, Inc.(a)(b)	299,339	$ 47,990,029
PTC, Inc.(a)	99,908	14,235,891
Roper Technologies, Inc.	90,099	31,882,432
Salesforce, Inc.	788,855	147,255,563
ServiceNow, Inc.(a)	343,442	35,906,861
Synopsys, Inc.(a)	161,068	63,860,241
Trimble, Inc.(a)	200,950	13,107,969
Tyler Technologies, Inc.(a)	36,285	12,423,258
UiPath, Inc., Class A(a)(b)	85,996	954,556
Workday, Inc., Class A(a)(b)	101,769	13,221,829
		703,425,388
Specialized REITs — 1.6%
American Tower Corp.	394,131	68,019,128
Crown Castle, Inc.	366,627	29,810,441
CubeSmart	105,100	3,851,915
Digital Realty Trust, Inc.	271,885	48,996,396
EPR Properties	30,649	1,531,224
Equinix, Inc.	82,722	81,087,413
Extra Space Storage, Inc.	178,631	23,423,883
Gaming & Leisure Properties, Inc.	132,576	5,882,397
Iron Mountain, Inc.	248,866	25,419,173
Lamar Advertising Co., Class A	30,144	3,818,039
National Storage Affiliates Trust	38,606	1,456,991
Public Storage	132,395	35,863,158
Rayonier, Inc.	231,921	4,782,211
SBA Communications Corp., Class A	89,349	15,377,856
VICI Properties, Inc.	895,461	24,463,995
Weyerhaeuser Co.	605,351	14,788,725
		388,572,945
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A(a)(b)	23,213	2,120,972
AutoNation, Inc.(a)(b)	21,919	4,279,904
AutoZone, Inc.(a)	4,912	16,591,655
Bath & Body Works, Inc.	172,501	3,220,594
Best Buy Co., Inc.	163,292	10,483,346
Burlington Stores, Inc.(a)	20,242	6,586,342
Carvana Co., Class A(a)	57,890	18,199,458
Chewy, Inc., Class A(a)	71,579	1,932,633
Dick’s Sporting Goods, Inc.	33,177	6,578,667
Floor & Decor Holdings, Inc., Class A(a)(b)	90,089	4,576,521
GameStop Corp., Class A(a)(b)	344,620	7,940,045
Gap, Inc. (The)	190,726	4,615,569
Home Depot, Inc. (The)	838,113	275,646,985
Lithia Motors, Inc., Class A	20,538	5,128,749
Lowe’s Cos., Inc.	472,259	111,585,357
Murphy U.S.A., Inc.	14,170	6,999,555
Penske Automotive Group, Inc.	15,451	2,310,234
RH(a)	12,860	1,798,085
Ross Stores, Inc.	141,594	30,673,508
TJX Cos., Inc. (The)	419,937	67,063,939
Tractor Supply Co.	444,667	20,143,415
Williams-Sonoma, Inc.	100,504	18,324,894
		626,800,427
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	6,179,972	1,568,415,094
Dell Technologies, Inc., Class C	250,199	41,065,162
Hewlett Packard Enterprise Co.	1,118,715	26,636,604
HP, Inc.	783,929	15,059,276
NetApp, Inc.	166,478	17,045,682
Seagate Technology Holdings PLC	65,563	25,684,961
Schedule of Investments
49

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.(a)(b)	427,124	$ 9,725,614
Western Digital Corp.	285,435	77,207,313
		1,780,839,706
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)	52,087	917,773
Columbia Sportswear Co.	23,728	1,300,532
Crocs, Inc.(a)	25,251	2,096,338
Deckers Outdoor Corp.(a)	119,505	11,961,255
Lululemon Athletica, Inc.(a)	90,151	13,802,118
NIKE, Inc., Class B	1,003,111	52,984,323
PVH Corp.	40,300	2,811,328
VF Corp.	275,749	4,684,976
		90,558,643
Tobacco — 0.8%
Altria Group, Inc.	1,413,260	93,261,027
Philip Morris International, Inc.	576,643	95,342,154
		188,603,181
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	13,976	3,708,112
Core & Main, Inc., Class A(a)	89,410	4,416,854
Fastenal Co.	967,967	44,913,669
GATX Corp.	12,300	2,100,102
MSC Industrial Direct Co., Inc., Class A	22,851	2,108,462
United Rentals, Inc.	23,394	17,043,932
Watsco, Inc.	29,768	10,829,301
WESCO International, Inc.	40,782	11,158,771
WW Grainger, Inc.	36,896	40,246,526
		136,525,729
Water Utilities — 0.1%
American Water Works Co., Inc.	163,276	22,220,231
Essential Utilities, Inc.	238,028	9,585,387
		31,805,618
Security	Shares	Value
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	398,891	$ 83,779,077
Total Long-Term Investments — 99.7% (Cost: $22,044,089,728)		23,998,993,632
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(e)(f)	73,102,149	73,116,769
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(e)	43,679,163	43,679,163
Total Short-Term Securities — 0.5% (Cost: $116,774,901)		116,795,932
Total Investments — 100.2% (Cost: $22,160,864,629)		24,115,789,564
Liabilities in Excess of Other Assets — (0.2)%		(46,546,043)
Net Assets — 100.0%		$ 24,069,243,521

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 112,890,025	$ —	$ (39,739,259)(a)	$ (23,528)	$ (10,469)	$ 73,116,769	73,102,149	$ 1,058,084 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	41,277,756	2,401,407 (a)	—	—	—	43,679,163	43,679,163	1,453,415	—
BlackRock, Inc.	110,132,413	31,666,563	(26,217,335)	2,493,602	(1,248,636)	116,826,607	121,478	2,559,490	—
				$ 2,470,074	$ (1,259,105)	$ 233,622,539		$ 5,070,989	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

502026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	63	06/18/26	$ 5,242	$ (149,953)
Russell 1000 Value E-Mini Index	584	06/18/26	61,796	(99,196)
				$ (249,149)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 249,149	$ —	$ —	$ —	$ 249,149

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 7,028,715	$ —	$ —	$ —	$ 7,028,715
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,271,352)	$ —	$ —	$ —	$ (1,271,352)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 51,591,095

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
51

Schedule of Investments  (continued)
March 31, 2026
iShares® Core S&P  U.S. Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 23,998,993,632	$ —	$ —	$ 23,998,993,632
Short-Term Securities
Money Market Funds	116,795,932	—	—	116,795,932
	$ 24,115,789,564	$ —	$ —	$ 24,115,789,564
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (249,149)	$ —	$ —	$ (249,149)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
522026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
March 31, 2026

	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 105,575,355,934	$ 13,174,632,619	$ 25,960,754,075	$ 23,882,167,025
Investments, at value — affiliated(c)	4,427,825,841	82,858,790,153	158,263,158	233,622,539
Cash	1,342,669	625,146	—	50
Cash pledged:
Collateral — OTC derivatives	80,034,000	35,382,000	—	—
Futures contracts	19,996,000	27,684,000	2,848,620	4,655,190
Receivables:
Securities lending income — affiliated	1,245,678	843,843	29,221	22,323
Capital shares sold	1,800,064	409,077	56,297	—
Dividends — unaffiliated	100,739,719	87,028,011	4,745,230	21,498,299
Dividends — affiliated	1,274,419	4,112,838	54,082	128,403
Variation margin on futures contracts	7,745,050	9,772,922	1,103,165	1,111,937
Unrealized appreciation on OTC swaps	793,122	46,050,885	—	—
Total assets	110,218,152,496	96,245,331,494	26,127,853,848	24,143,205,766
LIABILITIES
Bank overdraft	—	—	20	—
Cash received:
Collateral — OTC derivatives	860,000	9,220,000	—	—
Collateral on securities loaned	3,955,465,170	4,189,735,565	128,949,695	73,058,573
Payables:
Investments purchased	59,399,334	—	—	—
Swaps	51,374,356	3,543,812	—	—
Capital shares redeemed	—	116,879	—	83,401
Investment advisory fees	4,535,023	4,698,205	901,296	820,271
Unrealized depreciation on OTC swaps	13,884,387	19,975,500	—	—
Total liabilities	4,085,518,270	4,227,289,961	129,851,011	73,962,245
Commitments and contingent liabilities
NET ASSETS	$ 106,132,634,226	$ 92,018,041,533	$ 25,998,002,837	$ 24,069,243,521
NET ASSETS CONSIST OF:
Paid-in capital	$ 91,169,946,211	$ 82,764,595,174	$ 20,074,990,673	$ 23,618,894,475
Accumulated earnings	14,962,688,015	9,253,446,359	5,923,012,164	450,349,046
NET ASSETS	$ 106,132,634,226	$ 92,018,041,533	$ 25,998,002,837	$ 24,069,243,521

NET ASSET VALUE
Shares outstanding	$ 1,572,600,000	$ 740,550,000	$ 167,600,000	$ 235,400,000
Net asset value	$ 67.49	$ 124.26	$ 155.12	$ 102.25
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$ 87,850,710,037	$ 11,570,376,157	$ 18,147,271,189	$ 21,948,596,908
(b) Securities loaned, at value	$ 4,019,242,338	$ 4,296,619,695	$ 131,046,759	$ 73,675,780
(c) Investments, at cost — affiliated	$ 4,426,572,302	$ 73,124,100,136	$ 158,242,000	$ 212,267,721
See notes to financial statements.
Statements of Assets and Liabilities
53

Statements of Operations
Year Ended March 31, 2026

	iShares Core S&P Mid-Cap ETF	iShares Core S&P Small-Cap ETF	iShares Core S&P U.S. Growth ETF	iShares Core S&P U.S. Value ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 1,413,486,472	$ 64,721,594	$ 152,418,846	$ 432,584,705
Dividends — affiliated	12,078,018	1,166,423,643	809,294	4,012,905
Interest — unaffiliated	366,833	673,531	5,334	16,471
Securities lending income — affiliated — net	11,620,224	19,534,371	354,985	1,058,084
Foreign taxes withheld	(1,079,905)	(1,548,344)	(63,439)	(89,532)
Total investment income	1,436,471,642	1,249,804,795	153,525,020	437,582,633
EXPENSES
Investment advisory	49,578,562	50,909,805	9,804,375	8,955,208
Interest expense	15,883	87,943	174	2,582
Total expenses	49,594,445	50,997,748	9,804,549	8,957,790
Net investment income	1,386,877,197	1,198,807,047	143,720,471	428,624,843
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	918,535,148	2,897,133,413	(57,176,323)	216,044,419
Investments — affiliated	(312,296)	153,277,201	(8,864)	(605,174)
Futures contracts	13,127,737	49,398,833	5,369,843	7,028,715
In-kind redemptions — unaffiliated(a)	6,249,508,483	516,536,200	1,296,756,092	1,304,218,074
In-kind redemptions — affiliated(a)	—	4,446,817,822	—	3,075,248
Swaps	(61,153,574)	95,330,184	—	—
	7,119,705,498	8,158,493,653	1,244,940,748	1,529,761,282
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	6,746,474,339	1,987,494,821	2,993,942,882	725,856,787
Investments — affiliated	(901,253)	3,876,812,281	(12,552)	(1,259,105)
Futures contracts	(1,816,903)	1,029,388	(1,128,199)	(1,271,352)
Swaps	(17,425,307)	31,875,211	—	—
	6,726,330,876	5,897,211,701	2,992,802,131	723,326,330
Net realized and unrealized gain	13,846,036,374	14,055,705,354	4,237,742,879	2,253,087,612
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 15,232,913,571	$ 15,254,512,401	$ 4,381,463,350	$ 2,681,712,455

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
542026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Core S&P Mid-Cap ETF		iShares Core S&P Small-Cap ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 1,386,877,197	$ 1,294,855,543	$ 1,198,807,047	$ 1,251,462,662
Net realized gain	7,119,705,498	3,362,427,779	8,158,493,653	2,134,314,862
Net change in unrealized appreciation (depreciation)	6,726,330,876	(7,394,368,452)	5,897,211,701	(6,442,836,841)
Net increase (decrease) in net assets resulting from operations	15,232,913,571	(2,737,085,130)	15,254,512,401	(3,057,059,317)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,366,053,917)	(1,228,803,824)	(1,165,921,489)	(1,760,277,664)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,800,571,765	8,369,383,012	(495,077,612)	2,882,602,598
NET ASSETS
Total increase (decrease) in net assets	16,667,431,419	4,403,494,058	13,593,513,300	(1,934,734,383)
Beginning of year	89,465,202,807	85,061,708,749	78,424,528,233	80,359,262,616
End of year	$ 106,132,634,226	$ 89,465,202,807	$ 92,018,041,533	$ 78,424,528,233

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
55

Statements of Changes in Net Assets (continued)

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 143,720,471	$ 128,169,647	$ 428,624,843	$ 394,475,640
Net realized gain	1,244,940,748	2,821,458,523	1,529,761,282	1,479,321,670
Net change in unrealized appreciation (depreciation)	2,992,802,131	(1,284,335,276)	723,326,330	(1,084,242,849)
Net increase in net assets resulting from operations	4,381,463,350	1,665,292,894	2,681,712,455	789,554,461
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(141,501,465)	(124,512,004)	(423,058,419)	(393,543,488)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,300,749,431	994,309,005	1,597,162,401	2,815,407,464
NET ASSETS
Total increase in net assets	6,540,711,316	2,535,089,895	3,855,816,437	3,211,418,437
Beginning of year	19,457,291,521	16,922,201,626	20,213,427,084	17,002,008,647
End of year	$ 25,998,002,837	$ 19,457,291,521	$ 24,069,243,521	$ 20,213,427,084

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
562026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

iShares Core S&P Mid-Cap ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24(a)	Year Ended 03/31/23(a)	Year Ended 03/31/22(a)
Net asset value, beginning of year	$ 58.33	$ 60.80	$ 50.03	$ 53.68	$ 52.03
Net investment income(b)	0.90	0.88	0.83	0.80	0.68
Net realized and unrealized gain (loss)(c)	9.15	(2.52)	10.72	(3.62)	1.68
Net increase (decrease) from investment operations	10.05	(1.64)	11.55	(2.82)	2.36
Distributions from net investment income(d)	(0.89)	(0.83)	(0.78)	(0.83)	(0.71)
Net asset value, end of year	$ 67.49	$ 58.33	$ 60.80	$ 50.03	$ 53.68
Total Return(e)
Based on net asset value	17.30%	(2.76)%	23.30%	(5.13)%	4.51%
Ratios to Average Net Assets(f)
Total expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	1.40%	1.44%	1.59%	1.62%	1.26%
Supplemental Data
Net assets, end of year (000)	$ 106,132,634	$ 89,465,203	$ 85,061,709	$ 66,508,277	$ 66,023,819
Portfolio turnover rate(g)(h)	16%	18%	19%	18%	16%

(a)	Per share amounts reflect a five-for-one stock split effective after the close of trading on February 21, 2024.
(b)	Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.
(h)	Excludes underlying investments in equity swaps.
See notes to financial statements.
Financial Highlights
57

Financial Highlights (continued)
(For a share outstanding throughout each period)

iShares Core S&P Small-Cap ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 104.59	$ 110.59	$ 96.76	$ 107.93	$ 108.34
Net investment income(a)	1.64	1.69	1.70	1.57	1.13
Net realized and unrealized gain (loss)(b)	19.63	(5.33)	13.55	(11.24)	0.12
Net increase (decrease) from investment operations	21.27	(3.64)	15.25	(9.67)	1.25
Distributions from net investment income(c)	(1.60)	(2.36)	(1.42)	(1.50)	(1.66)
Net asset value, end of year	$ 124.26	$ 104.59	$ 110.59	$ 96.76	$ 107.93
Total Return(d)
Based on net asset value	20.43%	(3.46)%	15.91%	(8.90)%	1.12%
Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	1.41%	1.49%	1.71%	1.60%	1.02%
Supplemental Data
Net assets, end of year (000)	$ 92,018,042	$ 78,424,528	$ 80,359,263	$ 66,756,826	$ 72,070,280
Portfolio turnover rate(f)(g)	25%	25%	25%	19%	16%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
(g)	Excludes underlying investments in equity swaps.
See notes to financial statements.
582026 iShares Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

iShares Core S&P U.S. Growth ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 127.26	$ 117.27	$ 88.82	$ 105.47	$ 90.74
Net investment income(a)	0.91	0.86	1.09	0.96	0.72
Net realized and unrealized gain (loss)(b)	27.85	9.96	28.42	(16.67)	14.73
Net increase (decrease) from investment operations	28.76	10.82	29.51	(15.71)	15.45
Distributions from net investment income(c)	(0.90)	(0.83)	(1.06)	(0.94)	(0.72)
Net asset value, end of year	$ 155.12	$ 127.26	$ 117.27	$ 88.82	$ 105.47
Total Return(d)
Based on net asset value	22.58%	9.19%	33.45%	(14.86)%	17.03%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	0.59%	0.66%	1.09%	1.10%	0.69%
Supplemental Data
Net assets, end of year (000)	$ 25,998,003	$ 19,457,292	$ 16,922,202	$ 12,323,462	$ 12,857,333
Portfolio turnover rate(f)	22%	21%	31%	36%	15%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
59

Financial Highlights (continued)
(For a share outstanding throughout each period)

iShares Core S&P U.S. Value ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 92.28	$ 90.46	$ 73.78	$ 75.80	$ 68.82
Net investment income(a)	1.89	1.94	1.63	1.55	1.50
Net realized and unrealized gain (loss)(b)	9.93	1.80	16.62	(2.02)	6.93
Net increase (decrease) from investment operations	11.82	3.74	18.25	(0.47)	8.43
Distributions from net investment income(c)	(1.85)	(1.92)	(1.57)	(1.55)	(1.45)
Net asset value, end of year	$ 102.25	$ 92.28	$ 90.46	$ 73.78	$ 75.80
Total Return(d)
Based on net asset value	12.89%	4.14%	25.02%	(0.46)%	12.33%
Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	1.91%	2.09%	2.05%	2.18%	2.04%
Supplemental Data
Net assets, end of year (000)	$ 24,069,244	$ 20,213,427	$ 17,002,009	$ 13,283,986	$ 12,123,855
Portfolio turnover rate(f)	28%	31%	33%	31%	20%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
602026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P U.S. Growth(a)	Diversified
Core S&P U.S. Value	Diversified

(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’  tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Financial Statements
61

Notes to Financial Statements  (continued)
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial
622026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core S&P Mid-Cap
Barclays Bank PLC	$156,608,522	$(156,608,522)	$—	$—
Barclays Capital, Inc.	11,830,532	(11,569,969)	—	260,563 (b)
BMO Capital Markets Corp.	187,889	(186,877)	—	1,012 (b)
BNP Paribas SA	447,481,717	(441,494,662)	—	5,987,055 (b)
BofA Securities, Inc.	558,747,061	(549,980,459)	—	8,766,602 (b)
Citadel Clearing LLC	6,929,111	(6,929,111)	—	—
Citigroup Global Markets, Inc.	454,749,659	(444,520,298)	—	10,229,361 (b)
Deutsche Bank Securities, Inc.	67,830	(66,976)	—	854 (b)
Goldman Sachs & Co. LLC	252,600,487	(249,321,148)	—	3,279,339 (b)
Goldman Sachs International	351,289,610	(345,875,112)	—	5,414,498 (b)
HSBC Bank PLC	98,923,681	(96,578,326)	—	2,345,355
ING Financial Markets LLC	4,586,760	(4,586,760)	—	—
J.P. Morgan Securities LLC	295,899,970	(290,286,980)	—	5,612,990 (b)
Jefferies LLC	21,954,577	(21,334,090)	—	620,487 (b)
Morgan Stanley	485,256,750	(476,386,983)	—	8,869,767 (b)
National Financial Services LLC	192,801,845	(191,615,149)	—	1,186,696 (b)
Natixis SA	146,902,634	(143,461,275)	—	3,441,359 (b)
Nomura Securities International, Inc.	709,320	(709,320)	—	—
Pershing LLC	3,287,346	(3,287,346)	—	—
RBC Capital Market LLC	471,628	(471,628)	—	—
Scotia Capital (USA), Inc.	29,120,615	(28,209,464)	—	911,151 (b)
SG Americas Securities LLC	35,987,079	(35,380,344)	—	606,735 (b)
State Street Bank & Trust Co.	51,464,592	(51,097,609)	—	366,983 (b)
TD Securities (USA) LLC	7,589,561	(7,352,092)	—	237,469 (b)
UBS AG	159,847,108	(157,019,421)	—	2,827,687 (b)
UBS Securities LLC	57,488,019	(56,507,484)	—	980,535 (b)
Virtu Americas LLC	8,550,662	(8,548,850)	—	1,812 (b)
Wells Fargo Bank N.A.	86,921,383	(85,211,962)	—	1,709,421 (b)
Wells Fargo Securities LLC	90,986,390	(89,550,168)	—	1,436,222 (b)
	$4,019,242,338	$(3,954,148,385)	$—	$65,093,953
Notes to Financial Statements
63

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core S&P Small-Cap
Barclays Bank PLC	$97,252,038	$(96,317,228)	$—	$934,810
Barclays Capital, Inc.	40,940,605	(39,454,586)	—	1,486,019 (b)
BMO Capital Markets Corp.	792,844	(756,560)	—	36,284 (b)
BNP Paribas SA	392,488,062	(362,850,833)	—	29,637,229 (b)
BofA Securities, Inc.	366,301,590	(359,253,717)	—	7,047,873 (b)
Citadel Clearing LLC	3,341,285	(3,211,575)	—	129,710 (b)
Citigroup Global Markets, Inc.	522,176,454	(512,126,148)	—	10,050,306 (b)
Goldman Sachs & Co. LLC	248,755,748	(242,810,268)	—	5,945,480 (b)
Goldman Sachs International	343,847,309	(338,759,485)	—	5,087,824
HSBC Bank PLC	96,210,841	(89,586,987)	—	6,623,854 (b)
J.P. Morgan Securities LLC	429,747,526	(423,834,575)	—	5,912,951 (b)
Jefferies LLC	33,950,754	(33,683,657)	—	267,097 (b)
Morgan Stanley	768,980,334	(760,286,653)	—	8,693,681 (b)
National Financial Services LLC	173,872,732	(162,507,743)	—	11,364,989 (b)
Natixis SA	46,372,347	(46,372,347)	—	—
Nomura Securities International, Inc.	409,390	(409,390)	—	—
Pershing LLC	1,412,563	(1,158,500)	—	254,063 (b)
RBC Capital Market LLC	1,464,454	(1,394,825)	—	69,629 (b)
Scotia Capital (USA), Inc.	2,389,174	(2,349,015)	—	40,159 (b)
Scotia Capital, Inc.	8,624,935	(8,373,228)	—	251,707 (b)
SG Americas Securities LLC	116,210,122	(113,413,926)	—	2,796,196 (b)
State Street Bank & Trust Co.	86,463,303	(86,463,303)	—	—
TD Securities (USA) LLC	16,942,154	(16,596,169)	—	345,985 (b)
UBS AG	230,953,219	(226,467,604)	—	4,485,615
UBS Securities LLC	13,382,131	(13,382,131)	—	—
Virtu Americas LLC	24,620,701	(23,984,775)	—	635,926 (b)
Wells Fargo Bank N.A.	146,195,732	(143,195,349)	—	3,000,383 (b)
Wells Fargo Securities LLC	82,521,348	(80,161,869)	—	2,359,479 (b)
	$4,296,619,695	$(4,189,162,446)	$—	$107,457,249
Core S&P U.S. Growth
Barclays Bank PLC	$10,727,127	$(10,727,127)	$—	$—
Barclays Capital, Inc.	2,143	(2,143)	—	—
BNP Paribas SA	21,809,182	(20,712,324)	—	1,096,858 (b)
BofA Securities, Inc.	17,189	(17,189)	—	—
Citigroup Global Markets, Inc.	1,460,556	(1,352,386)	—	108,170 (b)
Goldman Sachs & Co. LLC	2,651,846	(2,648,594)	—	3,252 (b)
Goldman Sachs International	44,489,224	(44,366,732)	—	122,492 (b)
HSBC Bank PLC	811,218	(800,222)	—	10,996 (b)
J.P. Morgan Securities LLC	32,690,465	(32,145,002)	—	545,463 (b)
Jefferies LLC	24,537	(24,263)	—	274 (b)
Morgan Stanley	8,144,827	(7,829,601)	—	315,226 (b)
National Financial Services LLC	129,703	(129,703)	—	—
State Street Bank & Trust Co.	2,714,196	(2,679,522)	—	34,674 (b)
UBS AG	44,303	(42,779)	—	1,524 (b)
UBS Securities LLC	119,408	(119,408)	—	—
Wells Fargo Bank N.A.	1,325,775	(1,325,775)	—	—
Wells Fargo Securities LLC	3,885,060	(3,777,750)	—	107,310 (b)
	$131,046,759	$(128,700,520)	$—	$2,346,239
Core S&P U.S. Value
Barclays Bank PLC	$616,928	$(614,802)	$—	$2,126 (b)
Barclays Capital, Inc.	3,441,006	(3,441,006)	—	—
642026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core S&P U.S. Value (continued)
BNP Paribas SA	$6,240,214	$(6,160,665)	$—	$79,549 (b)
BofA Securities, Inc.	1,749	(1,749)	—	—
Citigroup Global Markets, Inc.	20,253,718	(19,882,605)	—	371,113 (b)
Goldman Sachs & Co. LLC	3,799,531	(3,799,531)	—	—
Goldman Sachs International	3,234,597	(3,234,597)	—	—
HSBC Bank PLC	269,799	(269,799)	—	—
J.P. Morgan Securities LLC	5,460,056	(5,381,122)	—	78,934 (b)
Jefferies LLC	1,520,920	(1,520,920)	—	—
Morgan Stanley	19,439,507	(19,294,396)	—	145,111 (b)
National Financial Services LLC	700	(700)	—	—
RBC Capital Market LLC	318,536	(318,536)	—	—
SG Americas Securities LLC	1,756,400	(1,661,750)	—	94,650 (b)
State Street Bank & Trust Co.	772	(748)	—	24 (b)
TD Securities (USA) LLC	241,415	(233,864)	—	7,551 (b)
UBS AG	746,646	(746,646)	—	—
Wells Fargo Bank N.A.	2,848,018	(2,830,650)	—	17,368 (b)
Wells Fargo Securities LLC	3,485,268	(3,432,850)	—	52,418 (b)
	$73,675,780	$(72,826,936)	$—	$848,844

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Notes to Financial Statements
65

Notes to Financial Statements  (continued)
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core S&P Mid-Cap	0.05%
Core S&P Small-Cap	0.06
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities
662026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the year ended March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core S&P Mid-Cap	$ 4,411,115
Core S&P Small-Cap	6,209,193
Core S&P U.S. Growth	141,108
Core S&P U.S. Value	284,022
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core S&P Mid-Cap	$ 3,495,906,255	$ 3,784,789,354	$ 235,338,243
Core S&P Small-Cap	2,233,629,090	5,295,265,197	1,970,783,420
Core S&P U.S. Growth	3,680,320,706	4,069,781,678	(58,843,782)
Core S&P U.S. Value	4,468,892,745	4,152,359,853	284,180,513
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Core S&P Mid-Cap	$ 16,360,674,025	$ 16,249,792,831
Core S&P Small-Cap	21,815,979,918	21,265,697,757
Core S&P U.S. Growth	5,436,474,429	5,417,768,580
Core S&P U.S. Value	6,286,980,080	6,395,425,177
Notes to Financial Statements
67

Notes to Financial Statements  (continued)
For the year ended March 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core S&P Mid-Cap	$ 15,070,960,087	$ 12,574,402,927
Core S&P Small-Cap	12,598,773,054	13,599,229,503
Core S&P U.S. Growth	4,963,043,437	2,679,230,637
Core S&P U.S. Value	5,159,846,752	3,451,086,667
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Core S&P Mid-Cap	$ 6,243,200,740	$ (6,243,200,740)
Core S&P Small-Cap	4,949,657,827	(4,949,657,827)
Core S&P U.S. Growth	1,295,708,414	(1,295,708,414)
Core S&P U.S. Value	1,305,646,112	(1,305,646,112)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/26	Year Ended 03/31/25
Core S&P Mid-Cap
Ordinary income	$ 1,366,053,917	$ 1,228,803,824
Core S&P Small-Cap
Ordinary income	$ 1,165,921,489	$ 1,760,277,664
Core S&P U.S. Growth
Ordinary income	$ 141,501,465	$ 124,512,004
Core S&P U.S. Value
Ordinary income	$ 423,058,419	$ 393,543,488
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Qualified Late-Year Ordinary Losses(c)	Total
Core S&P Mid-Cap	$ 186,666,483	$ (2,581,464,773)	$ 17,357,486,305	$ —	$ 14,962,688,015
Core S&P Small-Cap	—	(1,578,679,856)	10,832,691,476	(565,261)	9,253,446,359
Core S&P U.S. Growth	10,274,139	(1,896,205,333)	7,808,943,358	—	5,923,012,164
Core S&P U.S. Value	18,169,329	(1,496,204,285)	1,928,384,002	—	450,349,046

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the accounting for swap agreements, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.

(c)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
682026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For the year ended March 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
iShares ETF	Utilized
Core S&P Mid-Cap	$ 937,757,194
Core S&P Small-Cap	3,323,421,440
Core S&P U.S. Value	228,048,738
As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P Mid-Cap	$ 92,645,695,470	$ 25,726,300,868	$ (8,368,814,563)	$ 17,357,486,305
Core S&P Small-Cap	85,200,731,296	21,531,535,707	(10,698,844,231)	10,832,691,476
Core S&P U.S. Growth	18,310,073,875	8,510,926,482	(701,983,124)	7,808,943,358
Core S&P U.S. Value	22,187,388,620	3,606,838,182	(1,678,437,238)	1,928,400,944

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that
Notes to Financial Statements
69

Notes to Financial Statements  (continued)
time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/26		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Core S&P Mid-Cap
Shares sold	233,900,000	$15,282,795,060	256,200,000	$15,854,479,058
Shares redeemed	(195,150,000)	(12,482,223,295)	(121,450,000)	(7,485,096,046)
	38,750,000	$2,800,571,765	134,750,000	$8,369,383,012
Core S&P Small-Cap
Shares sold	109,600,000	$13,116,874,025	75,700,000	$8,732,983,572
Shares redeemed	(118,900,000)	(13,611,951,637)	(52,500,000)	(5,850,380,974)
	(9,300,000)	$(495,077,612)	23,200,000	$2,882,602,598
Core S&P U.S. Growth
Shares sold	31,350,000	$4,974,962,616	49,450,000	$6,702,273,543
Shares redeemed	(16,650,000)	(2,674,213,185)	(40,850,000)	(5,707,964,538)
	14,700,000	$2,300,749,431	8,600,000	$994,309,005
Core S&P U.S. Value
Shares sold	52,000,000	$5,181,990,156	89,500,000	$8,256,381,910
Shares redeemed	(35,650,000)	(3,584,827,755)	(58,400,000)	(5,440,974,446)
	16,350,000	$1,597,162,401	31,100,000	$2,815,407,464
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
702026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
71

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Core S&P Mid-Cap ETF iShares Core S&P Small-Cap ETF iShares Core S&P U.S. Growth ETF iShares Core S&P U.S. Value ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
722026 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Dividend Income
Core S&P Mid-Cap	$ 1,070,218,860
Core S&P Small-Cap	958,311,635
Core S&P U.S. Growth	142,767,261
Core S&P U.S. Value	407,661,641
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Business Income
Core S&P Mid-Cap	$ 305,667,581
Core S&P Small-Cap	229,651,859
Core S&P U.S. Growth	7,144,512
Core S&P U.S. Value	25,003,520
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Core S&P Mid-Cap	79.66%
Core S&P Small-Cap	78.95
Core S&P U.S. Growth	96.99
Core S&P U.S. Value	91.15
Important Tax Information
73

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.  This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million.   There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Core S&P Mid-Cap ETF and iShares Core S&P Small-Cap ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
742026 iShares Annual Financial Statements and Additional Information

Additional Information (continued)
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
75

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
762026 iShares Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares MSCI USA Quality GARP ETF | GARP | Cboe BZX Exchange

2

Schedule of Investments
March 31, 2026
iShares® MSCI USA Quality GARP ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
Axon Enterprise, Inc.(a)	1,365	$ 579,702
Boeing Co. (The)(a)	14,133	2,812,891
FTAI Aviation Ltd.	5,487	1,344,315
General Electric Co.	56,302	15,976,818
HEICO Corp.	5,504	1,509,197
HEICO Corp., Class A	18,882	3,985,801
Howmet Aerospace, Inc.	47,586	10,966,670
Rocket Lab Corp.(a)	25,674	1,648,784
		38,824,178
Automobile Components — 0.3%
Aptiv PLC(a)	53,812	3,736,705
Banks — 0.7%
Citigroup, Inc.	63,662	7,219,907
Citizens Financial Group, Inc.	45,864	2,750,464
		9,970,371
Biotechnology — 0.9%
Alnylam Pharmaceuticals, Inc.(a)	7,033	2,327,009
Gilead Sciences, Inc.	44,161	6,154,718
Incyte Corp.(a)	17,840	1,679,101
Natera, Inc.(a)	6,999	1,399,730
Neurocrine Biosciences, Inc.(a)	10,655	1,403,690
		12,964,248
Broadline Retail — 1.5%
Amazon.com, Inc.(a)	85,630	17,834,160
MercadoLibre, Inc.(a)(b)	1,634	2,825,219
		20,659,379
Capital Markets — 1.6%
Ares Management Corp., Class A	8,089	882,510
Charles Schwab Corp. (The)	180,240	16,938,955
KKR & Co., Inc., Class A	22,219	2,055,257
LPL Financial Holdings, Inc.	2,895	870,903
Robinhood Markets, Inc., Class A(a)	13,733	951,697
		21,699,322
Communications Equipment — 1.5%
Arista Networks, Inc.(a)	144,550	17,747,849
Ciena Corp.(a)	6,351	2,465,649
		20,213,498
Construction & Engineering — 2.5%
Comfort Systems U.S.A., Inc.	8,765	12,086,847
EMCOR Group, Inc.	11,153	8,234,372
Quanta Services, Inc.	26,543	14,572,638
		34,893,857
Consumer Finance — 1.4%
American Express Co.	58,835	17,796,411
SoFi Technologies, Inc.(a)(b)	44,984	714,346
		18,510,757
Containers & Packaging — 0.1%
International Paper Co.	53,570	1,912,449
Electric Utilities — 0.8%
Constellation Energy Corp.	16,428	4,587,519
NRG Energy, Inc.	47,732	6,975,554
		11,563,073
Electrical Equipment — 1.4%
Bloom Energy Corp., Class A(a)	11,997	1,625,474
Security	Shares	Value
Electrical Equipment (continued)
GE Vernova, Inc.	9,680	$ 8,449,672
Vertiv Holdings Co., Class A	38,764	9,713,483
		19,788,629
Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	330,614	41,773,079
Coherent Corp.(a)	14,041	3,344,707
Jabil, Inc.	28,497	7,569,658
		52,687,444
Entertainment — 1.7%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	21,712	1,845,954
Live Nation Entertainment, Inc.(a)	8,282	1,263,088
Netflix, Inc.(a)	216,310	20,798,207
		23,907,249
Financial Services — 5.1%
Affirm Holdings, Inc., Class A(a)	5,080	232,766
Corpay, Inc.(a)	2,524	734,459
Mastercard, Inc., Class A	45,186	22,577,637
Rocket Cos., Inc., Class A(a)	17,153	244,430
Toast, Inc., Class A(a)	25,726	681,996
Visa, Inc., Class A	150,017	45,341,138
		69,812,426
Ground Transportation — 2.6%
Uber Technologies, Inc.(a)	491,778	35,373,591
Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp.(a)	158,291	9,932,760
Dexcom, Inc.(a)	41,641	2,615,055
IDEXX Laboratories, Inc.(a)	19,877	11,168,687
Insulet Corp.(a)	7,534	1,580,935
ResMed, Inc.	15,570	3,495,154
		28,792,591
Health Care Providers & Services — 0.3%
McKesson Corp.	4,382	3,792,007
Health Care REITs — 0.2%
Welltower, Inc.	12,192	2,410,480
Hotels, Restaurants & Leisure — 4.9%
Airbnb, Inc., Class A(a)	107,225	13,540,373
Booking Holdings, Inc.	558	2,349,359
Carnival Corp.	39,175	1,013,849
Chipotle Mexican Grill, Inc.(a)	164,721	5,272,719
DoorDash, Inc., Class A(a)	48,083	7,219,662
DraftKings, Inc., Class A(a)	55,804	1,206,483
Expedia Group, Inc.	29,154	6,731,367
Flutter Entertainment PLC(a)	41,631	4,244,280
Hilton Worldwide Holdings, Inc.	4,153	1,262,844
Hyatt Hotels Corp., Class A	5,203	748,139
Las Vegas Sands Corp.	75,819	4,085,128
Marriott International, Inc., Class A	4,038	1,320,709
Royal Caribbean Cruises Ltd.	64,526	17,756,265
		66,751,177
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	12,054	1,812,078
Insurance — 0.0%
Everest Group Ltd.	1,630	532,765
Interactive Media & Services — 9.9%
Alphabet, Inc., Class A	153,468	44,131,258
Alphabet, Inc., Class C, NVS	85,523	24,533,128
Meta Platforms, Inc., Class A	112,995	64,647,829
Schedule of Investments
3

Schedule of Investments  (continued)
March 31, 2026
iShares® MSCI USA Quality GARP ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Pinterest, Inc., Class A(a)	60,846	$ 1,115,916
Reddit, Inc., Class A(a)	5,157	694,390
Snap, Inc., Class A, NVS(a)(b)	109,928	505,669
		135,628,190
IT Services — 0.7%
Cloudflare, Inc., Class A(a)	14,215	2,933,123
CoreWeave, Inc., Class A(a)(b)	10,578	819,478
GoDaddy, Inc., Class A(a)	12,150	1,004,441
MongoDB, Inc., Class A(a)	3,685	901,977
Okta, Inc., Class A(a)	15,277	1,202,453
Snowflake, Inc., Class A(a)	14,499	2,186,739
		9,048,211
Media — 0.1%
Trade Desk, Inc. (The), Class A(a)	44,967	1,020,301
Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	25,574	1,503,240
Newmont Corp.	97,085	10,509,451
Steel Dynamics, Inc.	7,394	1,330,920
		13,343,611
Oil, Gas & Consumable Fuels — 3.8%
Cheniere Energy, Inc.	3,834	1,087,936
Coterra Energy, Inc.	189,685	6,665,531
Diamondback Energy, Inc.	46,393	9,176,071
EQT Corp.	111,065	7,068,177
Expand Energy Corp.	59,324	6,512,589
Marathon Petroleum Corp.	5,327	1,300,747
Phillips 66	35,872	6,535,161
Targa Resources Corp.	11,474	2,876,876
Texas Pacific Land Corp.(b)	7,299	3,463,813
Valero Energy Corp.	32,572	8,047,890
		52,734,791
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	17,448	1,159,943
United Airlines Holdings, Inc.(a)	9,054	833,602
		1,993,545
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	72,461	4,394,759
Eli Lilly & Co.	42,901	39,459,053
		43,853,812
Professional Services — 0.1%
Jacobs Solutions, Inc.	12,591	1,602,582
Real Estate Management & Development — 0.3%
CoStar Group, Inc.(a)	52,793	2,129,669
Zillow Group, Inc., Class C, NVS(a)	41,736	1,727,036
		3,856,705
Residential REITs — 0.0%
UDR, Inc.	11,713	395,665
Semiconductors & Semiconductor Equipment — 21.5%
Advanced Micro Devices, Inc.(a)	146,585	29,819,787
Astera Labs, Inc.(a)	5,988	656,285
Broadcom, Inc.	101,361	31,372,243
Credo Technology Group Holding Ltd.(a)	7,315	686,659
First Solar, Inc.(a)	9,159	1,806,704
KLA Corp.	29,575	43,546,526
Lam Research Corp.	306,693	65,528,026
Marvell Technology, Inc.	76,353	7,562,765
Microchip Technology, Inc.	48,636	3,142,372
Micron Technology, Inc.	101,318	34,229,273
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	6,466	$ 7,069,601
NVIDIA Corp.	390,579	68,116,978
Teradyne, Inc.	7,029	2,083,817
		295,621,036
Software — 15.8%
Adobe, Inc.(a)	113,078	27,487,000
AppLovin Corp., Class A(a)	10,375	4,129,250
Atlassian Corp., Class A(a)	15,116	1,031,667
Autodesk, Inc.(a)	57,236	13,702,298
Cadence Design Systems, Inc.(a)	12,273	3,410,299
Crowdstrike Holdings, Inc., Class A(a)	11,327	4,422,174
Datadog, Inc., Class A(a)	13,896	1,640,423
Fair Isaac Corp.(a)	1,044	1,114,512
Fortinet, Inc.(a)	398,367	32,554,551
HubSpot, Inc.(a)	4,459	1,088,442
IREN Ltd.(a)	29,564	1,013,454
Microsoft Corp.	182,036	67,384,266
Oracle Corp.	155,208	22,832,649
Palantir Technologies, Inc., Class A(a)	102,841	15,043,581
Palo Alto Networks, Inc.(a)	36,384	5,833,083
Samsara, Inc., Class A(a)	17,303	548,332
ServiceNow, Inc.(a)	93,409	9,765,911
Workday, Inc., Class A(a)	19,190	2,493,165
Zscaler, Inc.(a)	4,672	655,435
		216,150,492
Specialized REITs — 0.1%
Crown Castle, Inc.	15,493	1,259,736
Specialty Retail — 0.7%
Burlington Stores, Inc.(a)	7,826	2,546,424
Carvana Co., Class A(a)	2,483	780,606
Ulta Beauty, Inc.(a)	11,064	5,783,263
		9,110,293
Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	273,787	69,484,403
Dell Technologies, Inc., Class C	28,579	4,690,671
IonQ, Inc.(a)(b)	13,294	383,266
Seagate Technology Holdings PLC	9,814	3,844,733
Super Micro Computer, Inc.(a)(b)	48,381	1,101,635
		79,504,708
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(a)	26,559	4,066,183
Total Long-Term Investments — 99.8% (Cost: $1,394,109,291)		1,369,798,135
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® MSCI USA Quality GARP ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	5,819,762	$ 5,820,926
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	2,218,187	2,218,187
Total Short-Term Securities — 0.6% (Cost: $8,039,515)		8,039,113
Total Investments — 100.4% (Cost: $1,402,148,806)		1,377,837,248
Liabilities in Excess of Other Assets — (0.4)%		(5,386,058)
Net Assets — 100.0%		$ 1,372,451,190

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,182,991	$ 3,637,381 (a)	$ —	$ 956	$ (402)	$ 5,820,926	5,819,762	$ 10,976 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	255,937	1,962,250 (a)	—	—	—	2,218,187	2,218,187	45,374	—
				$ 956	$ (402)	$ 8,039,113		$ 56,350	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Nasdaq 100 Index	45	06/18/26	$ 2,152	$ (77,147)
Schedule of Investments
5

Schedule of Investments  (continued)
March 31, 2026
iShares® MSCI USA Quality GARP ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 77,147	$ —	$ —	$ —	$ 77,147

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 112,991	$ —	$ —	$ —	$ 112,991
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (72,351)	$ —	$ —	$ —	$ (72,351)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 1,200,488

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,369,798,135	$ —	$ —	$ 1,369,798,135
Short-Term Securities
Money Market Funds	8,039,113	—	—	8,039,113
	$ 1,377,837,248	$ —	$ —	$ 1,377,837,248
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (77,147)	$ —	$ —	$ (77,147)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
62026 iShares Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
March 31, 2026

iShares MSCI USA Quality GARP ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,369,798,135
Investments, at value — affiliated(c)	8,039,113
Cash	22
Cash pledged:
Futures contracts	185,000
Receivables:
Securities lending income — affiliated	966
Capital shares sold	27,363
Dividends — unaffiliated	312,792
Dividends — affiliated	6,750
Variation margin on futures contracts	69,772
Total assets	1,378,439,913
LIABILITIES
Collateral on securities loaned	5,820,773
Payables:
Investment advisory fees	167,950
Total liabilities	5,988,723
Commitments and contingent liabilities
NET ASSETS	$ 1,372,451,190
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,442,775,634
Accumulated loss	(70,324,444)
NET ASSETS	$ 1,372,451,190

NET ASSET VALUE
Shares outstanding	$ 21,450,000
Net asset value	$ 63.98
Shares authorized	Unlimited
Par value	None

(a) Investments, at cost — unaffiliated	$ 1,394,109,291
(b) Securities loaned, at value	$ 6,029,647
(c) Investments, at cost — affiliated	$ 8,039,515
See notes to financial statements.
Statement of Assets and Liabilities
7

Statement of Operations
Year Ended March 31, 2026

iShares MSCI USA Quality GARP ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 4,152,407
Dividends — affiliated	45,374
Interest — unaffiliated	364
Securities lending income — affiliated — net	10,976
Total investment income	4,209,121
EXPENSES
Investment advisory	1,245,970
Interest expense	1,358
Total expenses	1,247,328
Net investment income	2,961,793
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(38,569,778)
Investments — affiliated	956
Futures contracts	112,991
In-kind redemptions — unaffiliated(a)	105,966,410
67,510,579
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(3,464,640)
Investments — affiliated	(402)
Futures contracts	(72,351)
(3,537,393)
Net realized and unrealized gain	63,973,186
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 66,934,979

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
82026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI USA Quality GARP ETF
	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 2,961,793	$ 825,437
Net realized gain	67,510,579	7,134,939
Net change in unrealized appreciation (depreciation)	(3,537,393)	(25,251,049)
Net increase (decrease) in net assets resulting from operations	66,934,979	(17,290,673)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,794,347)	(794,675)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	992,126,089	286,701,630
NET ASSETS
Total increase in net assets	1,056,266,721	268,616,282
Beginning of year	316,184,469	47,568,187
End of year	$ 1,372,451,190	$ 316,184,469

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
9

Financial Highlights
(For a share outstanding throughout each period)

iShares MSCI USA Quality GARP ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 51.00	$ 47.57	$ 33.10	$ 36.39	$ 32.35
Net investment income(a)	0.23	0.28	0.30	0.32	0.24
Net realized and unrealized gain (loss)(b)	12.95	3.38	14.46	(3.08)	4.06
Net increase (decrease) from investment operations	13.18	3.66	14.76	(2.76)	4.30
Distributions from net investment income(c)	(0.20)	(0.23)	(0.29)	(0.53)	(0.26)
Net asset value, end of year	$ 63.98	$ 51.00	$ 47.57	$ 33.10	$ 36.39
Total Return(d)
Based on net asset value	25.86%	7.67%	44.83%	(7.47)%	13.28%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.25%	0.25%	0.25%
Net investment income	0.36%	0.51%	0.73%	1.01%	0.66%
Supplemental Data
Net assets, end of year (000)	$ 1,372,451	$ 316,184	$ 47,568	$ 1,655	$ 5,459
Portfolio turnover rate(f)	67%	69%	53%	67%	111%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
102026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
MSCI USA Quality GARP ETF	Non-diversified
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.  Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements
11

Notes to Financial Statements  (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
122026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Bank PLC	$1,291,521	$(1,184,750)	$—	$106,771
J.P. Morgan Securities LLC	21,018	(19,874)	—	1,144
Jefferies LLC	345,804	(330,350)	—	15,454
Morgan Stanley	3,321,447	(3,294,498)	—	26,949
UBS AG	1,049,857	(991,301)	—	58,556
	$6,029,647	$(5,820,773)	$—	$208,874

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
iShares ETF	Investment Advisory Fees
MSCI USA Quality GARP ETF	0.15%
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Notes to Financial Statements
13

Notes to Financial Statements  (continued)
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the year ended March 31, 2026, the Fund paid BTC $4,354 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI USA Quality GARP ETF	$ 235,903,430	$ 325,399,738	$ (14,633,856)
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
MSCI USA Quality GARP ETF	$ 561,486,466	$ 560,112,623
For the year ended March 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
MSCI USA Quality GARP ETF	$ 1,482,860,803	$ 494,250,336
142026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
8.
INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
MSCI USA Quality GARP ETF	$ 105,953,614	$ (105,953,614)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/26	Year Ended 03/31/25
MSCI USA Quality GARP ETF
Ordinary income	$ 2,794,347	$ 794,675
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
MSCI USA Quality GARP ETF	$ 204,691	$ (46,161,879)	$ (24,367,256)	$ (70,324,444)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains(losses) on certain futures contracts.

As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI USA Quality GARP ETF	$ 1,402,204,504	$ 88,993,652	$ (113,360,908)	$ (24,367,256)

9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,
Notes to Financial Statements
15

Notes to Financial Statements  (continued)
market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invest.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/26		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
MSCI USA Quality GARP ETF
Shares sold	22,950,000	$1,486,249,686	6,600,000	$358,709,832
Shares redeemed	(7,700,000)	(494,123,597)	(1,400,000)	(72,008,202)
	15,250,000	$992,126,089	5,200,000	$286,701,630
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and
162026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of iShares MSCI USA Quality GARP ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares MSCI USA Quality GARP ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
182026 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Dividend Income
iShares MSCI USA Quality GARP ETF	$ 3,710,922
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Business Income
iShares MSCI USA Quality GARP ETF	$ 62,610
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
iShares MSCI USA Quality GARP ETF	100.00%
Important Tax Information
19

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
202026 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements
21

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Want to know more?
iShares.com  |  1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Preferred and Income Securities ETF | PFF | NASDAQ

2

Schedule of Investments
March 31, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds
Textiles, Apparel & Luxury Goods — 0.0%
Fossil Group, Inc., 7.50%, 06/30/29	USD	1,175	$ 1,080,238
Total Corporate Bonds — 0.0% (Cost: $825,990)			1,080,238

	Shares
Preferred Securities
Preferred Stocks — 98.9%
Aerospace & Defense — 4.1%
Boeing Co. (The), 6.00%(a)(b)	7,869,996	510,605,341
FTAI Aviation Ltd., Series C, 8.25%, NVS(c)	287,452	7,238,041
VSE Corp., 5.75%(a)	630,377	31,707,963
		549,551,345
Automobiles — 0.9%
Ford Motor Co.
6.00%	2,189,909	42,330,941
6.50%, NVS	1,642,406	34,490,526
6.20%	2,053,070	40,794,501
		117,615,968
Banks — 24.2%
Associated Banc-Corp
6.63%	821,236	20,136,707
Series E, 5.88%, NVS(c)	284,772	5,911,867
Series F, 5.63%, NVS(c)	273,716	5,403,154
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(c)	472,186	11,493,007
Banc of California, Inc., Series F, 7.75%, NVS(c)	1,404,934	34,926,659
Bank of America Corp.
Series 02, (3-mo. CME Term SOFR + 0.912%), 4.58%, NVS(c)(d)	542,561	10,455,150
Series 4, (3-mo. CME Term SOFR + 1.012%), 4.68%, NVS(b)(c)(d)	370,673	7,061,321
Series 5, (3-mo. CME Term SOFR + 0.762%), 4.43%, NVS(c)(d)	737,461	14,387,864
Series E, (3-mo. CME Term SOFR + 0.612%), 4.57%, NVS(b)(c)(d)	561,653	10,441,129
Series GG, 6.00%(c)	2,626,594	64,955,670
Series HH, 5.88%, NVS(b)(c)	1,645,837	40,487,590
Series K*, 6.45%	2,037,470	52,098,108
Series KK, 5.38%, NVS(b)(c)	2,685,446	58,139,906
Series L, 7.25%, NVS(a)(c)	150,871	179,771,849
Series LL, 5.00%, NVS(c)	2,524,838	50,925,982
Series NN, 4.38%, NVS(c)	2,075,054	36,437,948
Series PP, 4.13%, NVS(c)	1,753,510	29,178,406
Series QQ, 4.25%, NVS(c)	2,510,300	42,675,100
Series SS, 4.75%, NVS(c)	1,314,633	25,017,466
Bank of Hawaii Corp.
8.00%(c)	452,299	11,872,849
Series A, 4.38%, NVS(c)	493,399	7,716,760
Bank OZK, Series A, 4.63%, NVS(c)	959,353	15,119,403
Citigroup, Inc., Series II, 6.25%(c)	2,189,927	53,981,701
Citizens Financial Group, Inc.
Series E, 5.00%, NVS(c)	1,231,833	22,936,730
Series H, 7.38%, NVS(c)	1,094,988	27,779,846
Series I, 6.50%, NVS(c)	1,094,988	27,221,402
ConnectOne Bancorp, Inc., Series A, 5.25%, NVS(c)	314,796	7,649,543
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(c)	410,561	6,967,220
Dime Community Bancshares, Inc., 5.50%, NVS(c)	377,252	6,881,076
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp
6.88%(b)(c)	1,094,988	$ 28,535,387
Series A, 6.00%, NVS(c)	547,485	12,619,529
Series I, (3-mo. CME Term SOFR + 3.972%), 7.97%, NVS(c)(d)	1,231,834	31,005,262
Series K, 4.95%, NVS(c)	684,330	12,940,680
First Busey Corp., Series B, 8.25%, NVS(c)	588,548	14,884,379
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(c)	944,381	20,379,742
Series C, 5.63%, NVS(c)	547,485	11,606,682
Series E, 6.63%, NVS(c)	1,094,988	27,068,103
First Horizon Corp.
Series E, 6.50%, NVS(c)	410,596	9,747,549
Series F, 4.70%(c)	410,561	7,037,016
Series H, 6.75%, NVS(c)	1,097,310	27,279,127
Flagstar Bank N.A.
6.00%, NVS(a)	198,445	7,689,744
Series A., 6.38%, NVS(b)(c)	1,409,784	29,675,953
Fulton Financial Corp., Series A, 5.13%, NVS(c)	548,221	9,752,852
Hancock Whitney Corp., 6.25%	472,185	10,208,640
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(c)	478,975	10,345,860
Series H, 4.50%, NVS(c)	1,368,564	23,320,331
Series J, 6.88%, NVS(c)	889,696	21,895,419
Series L, 5.50%, NVS(c)	416,746	8,530,791
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(c)	4,643,269	112,367,110
Series EE, 6.00%, NVS(c)	5,064,214	125,643,149
Series GG, 4.75%, NVS(c)	2,463,641	48,016,363
Series JJ, 4.55%, NVS(c)	4,106,065	77,194,022
Series LL, 4.63%, NVS(c)	5,064,214	96,827,772
Series MM, 4.20%, NVS(c)	5,474,793	95,808,877
KeyCorp
6.20%, NVS(c)	1,642,405	38,974,271
Series E, 6.13%, NVS(b)(c)	1,368,672	33,806,198
Series F, 5.65%, NVS(c)	1,163,377	24,198,242
Series G, 5.63%, NVS(c)	1,231,834	25,819,241
Live Oak Bancshares, Inc., Series A, 8.38%, NVS(c)	284,780	7,119,500
M&T Bank Corp.
Series H, 5.63%, NVS(c)	684,331	16,875,602
Series J, 7.50%, NVS(c)	2,053,069	52,620,158
Series K, 6.35%, NVS(c)	1,231,825	30,894,171
Midland States Bancorp, Inc., 7.75%, NVS(c)	314,797	7,665,307
Old National Bancorp
Series A, 7.00%, NVS(c)	295,630	7,272,498
Series C, 7.00%, NVS(c)	335,322	8,225,449
Pinnacle Financial Partners, Inc.
Series A, (3-mo. CME Term SOFR + 3.614%), 7.30%, NVS(c)(d)	547,474	14,075,557
Series B, 8.40%, NVS(c)	958,082	24,498,157
Series C, 6.75%, NVS(c)	615,941	15,380,047
Popular Capital Trust II, 6.13%	276,541	6,849,921
Regions Financial Corp.
6.95%(c)	1,368,672	34,079,933
Series C, 5.70%, NVS(c)	1,368,672	32,163,792
Series E, 4.45%, NVS(c)	1,094,988	17,848,304
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(b)(c)	821,236	18,141,103
Truist Financial Corp.
Series I, (3-mo. CME Term SOFR + 0.792%), 4.47%, NVS(c)(d)	472,234	8,783,552
Series O, 5.25%, NVS(c)	1,574,016	32,377,509
Schedule of Investments
3

Schedule of Investments  (continued)
March 31, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Truist Financial Corp.
Series R, 4.75%, NVS(c)	2,532,098	$ 45,906,937
U.S. Bancorp
Series A, (3-mo. CME Term SOFR + 1.282%), 4.95%, NVS(c)(d)	39,289	29,466,750
Series B*, (3-mo. CME Term SOFR + 0.862%), 4.53%, NVS(c)(d)	2,737,393	50,039,544
Series K, 5.50%, NVS(c)	1,574,017	33,825,625
Series L, 3.75%, NVS(c)	1,368,672	20,215,285
Series M, 4.00%, NVS(c)	2,053,069	32,027,876
Series O, 4.50%, NVS(c)	1,231,833	21,372,303
UMB Financial Corp., 7.75%, NVS(c)	821,236	20,949,730
Valley National Bancorp
Series A, (3-mo. CME Term SOFR + 4.112%), 7.79%, NVS(b)(c)(d)	327,480	8,137,878
Series B, (3-mo. CME Term SOFR + 3.840%), 7.54%, NVS(c)(d)	284,780	6,962,871
Series C, 8.25%(c)	410,597	10,388,104
WaFd, Inc., Series A, 4.88%, NVS(c)	822,331	13,255,976
Webster Financial Corp.
Series F, 5.25%, NVS(c)	410,597	8,491,146
Series G, 6.50%(c)	369,517	8,609,746
Wells Fargo & Co.
Series AA, 4.70%, NVS(c)	3,203,286	60,478,040
Series CC, 4.38%, NVS(c)	2,874,778	50,164,876
Series DD, 4.25%, NVS(c)	3,422,317	59,034,968
Series L, 7.50%, NVS(a)(c)	268,705	310,354,275
Series Y, 5.63%, NVS(b)(c)	1,889,190	44,452,641
Series Z, 4.75%, NVS(c)	5,509,779	104,685,801
WesBanco, Inc., Series B, 7.38%(c)	629,585	15,771,104
Western Alliance Bancorp, Series A, 4.25%, NVS(c)	821,236	18,822,729
Wintrust Financial Corp., Series F, 7.88%(c)	1,163,550	29,984,683
		3,229,479,152
Broadline Retail — 0.3%
Dillard’s Capital Trust I, 7.50%	547,485	14,190,811
QVC Group, Inc., 8.00%	905,357	2,290,553
QVC, Inc.
6.25%	1,369,412	14,392,520
6.38%	615,905	6,467,003
		37,340,887
Capital Markets — 11.1%
Affiliated Managers Group, Inc.
4.20%	569,477	8,325,754
4.75%	752,780	12,097,175
5.88%	821,169	16,094,912
6.75%	1,231,833	27,593,059
Ares Management Corp., Series B, 6.75%, NVS(a)	2,053,069	74,280,036
Bank of New York Mellon Corp. (The), Series K, 6.15%, NVS(c)	1,368,681	34,217,025
BRC Group Holdings, Inc.
6.50%	494,159	11,840,050
6.00%	601,196	10,226,344
5.25%(b)	1,046,763	16,905,222
5.00%(b)	530,067	12,011,318
Brookfield Finance I UK PLC, 4.50%(c)	629,585	9,154,166
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,094,988	16,589,068
Brookfield Oaktree Holdings LLC
Series A, 6.63%, NVS(c)	492,747	9,963,344
Series B, 6.55%, NVS(c)	643,286	13,026,541
Carlyle Finance LLC, 4.63%, NVS	1,368,672	23,951,760
Charles Schwab Corp. (The)
Series D, 5.95%, NVS(c)	2,053,070	49,807,478
Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp. (The)
Series J, 4.45%, NVS(c)	1,642,405	$ 29,037,720
CION Investment Corp.
7.50%	448,379	11,110,832
7.50%(b)	342,655	8,360,782
Crescent Capital BDC, Inc., 5.00%	305,524	7,613,658
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(c)	574,493	9,318,276
Series I, 7.15%, NVS(c)	880,555	14,309,019
Series J, 7.13%, NVS(c)	794,760	13,097,645
Gladstone Investment Corp.
5.00%, NVS	364,344	9,181,469
4.88%	368,305	8,747,244
7.88%	346,275	8,774,609
7.13%	285,550	7,232,982
Goldman Sachs Group, Inc. (The)
Series A, (3-mo. CME Term SOFR + 1.012%), 4.65%, NVS(c)(d)	2,053,003	39,335,537
Series C, (3-mo. CME Term SOFR + 1.012%), 4.65%, NVS(c)(d)	547,485	10,484,338
Series D, (3-mo. CME Term SOFR + 0.932%), 4.57%, NVS(c)(d)	3,695,408	70,434,476
KKR & Co., Inc.
Series D, 6.25%(a)	3,541,498	142,439,050
Series T, 6.88%	1,615,079	37,566,738
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,368,829	21,901,264
Morgan Stanley
Series A, (3-mo. CME Term SOFR + 0.962%), 4.63%(c)(d)	3,011,145	57,000,975
Series E, 7.13%, NVS(c)	2,361,016	59,426,773
Series F, 6.88%, NVS(c)	2,326,821	58,286,866
Series I, 6.38%, NVS(c)	2,737,393	67,230,372
Series K, 5.85%, NVS(c)	2,737,393	63,972,874
Series L, 4.88%, NVS(c)	1,368,672	27,044,959
Series O, 4.25%, NVS(c)	3,558,629	61,101,660
Series P, 6.50%, NVS(c)	2,737,393	68,078,964
Series Q, 6.63%, NVS(c)	2,737,393	69,091,799
New Mountain Finance Corp., 8.25%(b)	314,778	7,985,918
Northern Trust Corp., Series E, 4.70%, NVS(c)	1,094,988	20,476,276
Prospect Capital Corp., Series A, 5.35%(c)	359,303	5,748,848
Runway Growth Finance Corp., 7.25%	273,825	6,845,625
Saratoga Investment Corp.
7.50%	273,825	6,831,934
Series 2027, 6.00%	288,779	7,121,290
State Street Corp., Series G, 5.35%, NVS(b)(c)(d)	1,368,672	29,590,689
Stifel Financial Corp.
5.20%	615,942	12,010,869
Series B, 6.25%, NVS(c)	437,991	10,248,989
Series C, 6.13%, NVS(c)	615,941	14,776,425
Series D, 4.50%, NVS(c)	825,362	14,196,226
Trinity Capital, Inc.
7.88%, NVS	319,267	7,952,941
7.88%	326,252	8,139,987
		1,478,190,150
Chemicals — 1.7%
Albemarle Corp., 7.25%, NVS(a)	3,147,990	226,183,082
EIDP, Inc., Series B, 4.50%, NVS(c)	114,478	7,700,935
		233,884,017
Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc., 6.70%	957,402	18,382,118
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance — 2.3%
Atlanticus Holdings Corp.
6.13%	405,680	$ 10,137,943
9.25%, NVS	457,660	11,514,726
Capital One Financial Corp.
Series I, 5.00%, NVS(c)	4,106,065	76,578,112
Series J, 4.80%, NVS(c)	3,421,724	61,009,339
Series K, 4.63%, NVS(c)	342,172	5,803,237
Series L, 4.38%, NVS(c)	1,847,767	29,730,571
Series N, 4.25%, NVS(c)	1,163,377	18,230,118
Navient Corp., 6.00%	821,236	14,790,460
SLM Corp., Series B, (3-mo. CME Term SOFR + 1.962%), 5.64%(c)(d)	172,068	12,621,188
Synchrony Financial
Series A, 5.63%, NVS(c)	2,052,869	38,121,777
Series B, 8.25%, NVS(c)	1,368,672	34,463,161
		313,000,632
Diversified REITs — 0.4%
AH Realty Trust, Inc., Series A, 6.75%, NVS(c)	468,363	10,191,579
CTO Realty Growth, Inc., Series A, 6.38%, NVS(c)	335,535	6,784,518
Global Net Lease, Inc.
Series A, 7.25%, NVS(c)	465,336	10,102,444
Series B, 6.88%(c)	334,261	7,133,130
Series D, 7.50%, NVS(c)	542,929	12,172,468
LXP Industrial Trust, Series C, 6.50%, NVS(a)(c)	137,728	6,335,488
		52,719,627
Diversified Telecommunication Services — 2.4%
AT&T Inc.
5.35%	3,620,168	76,964,772
Series A, 5.00%, NVS(c)	3,284,896	64,515,357
Series C, 4.75%, NVS(c)	4,790,462	88,144,501
Qwest Corp.
6.75%	1,806,662	34,326,578
6.50%, NVS	2,675,787	50,037,217
		313,988,425
Electric Utilities — 10.6%
BIP Bermuda Holdings I Ltd., 5.13%(c)	821,236	13,016,591
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(c)	957,794	13,897,591
4.88%(c)	711,742	10,633,425
7.25%(c)	410,597	9,743,467
Brookfield Infrastructure Finance ULC
5.00%	684,330	10,333,383
7.25%	432,486	9,800,133
Duke Energy Corp.
5.63%	1,368,672	31,794,250
Series A, 5.75%, NVS(c)	2,737,393	66,518,650
Entergy Arkansas LLC, 4.88%	1,133,635	22,309,937
Entergy Louisiana LLC, 4.88%	739,086	14,892,583
Entergy Mississippi LLC, 4.90%	711,742	14,483,950
Georgia Power Co., Series 2017, 5.00%	739,086	15,712,968
NextEra Energy Capital Holdings, Inc.
Series .Z, 6.50%	1,337,255	33,377,885
Series N, 5.65%	1,881,962	43,021,651
Series U, 6.50%	2,395,325	59,428,013
NextEra Energy, Inc.
7.30%(a)	2,737,393	153,239,260
7.23%(a)	2,053,069	107,868,245
7.38%(a)	3,154,675	158,459,325
Pacific Gas & Electric Co., Series A, 6.00%(c)	299,819	6,685,964
PG&E Corp., Series A, 6.00%, NVS(a)	2,203,608	94,733,108
PPL Corp., 7.00%, NVS(a)	1,577,371	80,903,359
Security	Shares	Value
Electric Utilities (continued)
SCE Trust II, 5.10%, NVS(c)	602,241	$ 10,581,374
SCE Trust VI, 5.00%, NVS(c)	1,300,283	22,494,896
SCE Trust VII, Series M, 7.50%(c)	1,505,567	36,856,280
SCE Trust VIII, Series N, 6.95%, NVS(c)	958,082	22,687,382
Southern Co. (The)
5.25%	1,231,833	25,572,853
6.50%	1,546,622	38,495,422
Series 2020, 4.95%	2,737,393	52,831,685
Series A, 7.13%(a)	2,750,967	141,399,704
Series C, 4.20%	2,053,069	34,799,519
Xcel Energy, Inc., 6.25%	2,463,450	60,797,946
		1,417,370,799
Electrical Equipment — 0.1%
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%, NVS(c)	524,849	10,082,349
Electronic Equipment, Instruments & Components — 0.3%
Novanta, Inc., 6.50%(a)	865,712	46,436,792
Financial Services — 4.9%
Apollo Global Management, Inc.
6.75%(a)	1,967,482	115,018,998
7.63%	1,642,405	41,766,359
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), 10.30%, NVS(d)	6,148,181	180,449,112
Compass Diversified Holdings
Series A, 7.25%, NVS(c)	320,056	5,607,381
Series B, 7.88%, NVS(c)	514,869	10,045,094
Series C, 7.88%, NVS(c)	541,106	10,573,211
Corebridge Financial, Inc., 6.38%	1,642,405	37,397,562
Equitable Holdings, Inc.
Series A, 5.25%, NVS(c)	2,192,816	42,562,559
Series C, 4.30%(c)	822,331	13,124,403
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(c)	273,715	5,619,369
Series F, 5.25%, NVS(c)	328,447	6,233,924
Series G, 4.88%, NVS(c)	342,172	6,046,179
Series H, 6.50%(c)	284,780	6,945,784
Jackson Financial, Inc., 8.00%(c)	1,507,574	37,613,971
Merchants Bancorp
8.25%, NVS(c)	390,060	9,497,961
7.63%, NVS(c)	629,585	15,003,011
Series C, 6.00%, NVS(c)	537,020	10,310,784
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%(b)	684,330	15,705,374
Shift4 Payments, Inc., 6.00%, NVS(a)	684,330	36,707,461
TPG Operating Group II LP, 6.95%	1,094,988	27,352,800
Voya Financial, Inc., Series B, 5.35%, NVS(c)	821,236	18,847,366
		652,428,663
Food Products — 1.2%
CHS, Inc.
8.00%, NVS(c)	839,847	22,885,831
Series 1, 7.88%, NVS(c)	1,468,558	37,785,997
Series 2, 7.10%, NVS(c)(d)	1,149,726	28,271,762
Series 3, 6.75%, NVS(c)(d)	1,348,307	32,642,513
Series 4, 7.50%(c)	1,416,634	35,784,175
		157,370,278
Gas Utilities — 0.1%
Entergy New Orleans LLC, 5.50%	313,173	6,855,357
Spire, Inc., 6.38%	547,485	13,117,741
		19,973,098
Schedule of Investments
5

Schedule of Investments  (continued)
March 31, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 0.2%
Strive, Inc., Series A, 12.50%, NVS(c)	227,191	$ 22,657,758
Health Care Providers & Services — 0.6%
BrightSpring Health Services, Inc., 6.75%(a)	547,485	77,764,769
Health Care REITs — 0.2%
Diversified Healthcare Trust
6.25%, NVS	684,331	11,715,746
5.63%	958,082	15,501,767
		27,217,513
Hotel & Resort REITs — 0.6%
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(c)	224,707	3,267,240
Chatham Lodging Trust, Series A, 6.63%, NVS(c)	341,679	6,833,580
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(c)	291,838	5,606,208
Series F, 6.30%, NVS(c)	403,124	7,780,293
Series G, 6.38%, NVS(c)	621,776	12,062,454
Series H, 5.70%, NVS(c)	535,657	9,315,075
RLJ Lodging Trust, Series A, 1.95%(a)(c)	881,430	21,242,463
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(c)	437,991	7,599,144
Series F, 5.88%, NVS(c)	284,788	4,923,985
Sunstone Hotel Investors, Inc., Series H, 6.13%(c)	311,236	6,003,742
		84,634,184
Household Durables — 0.2%
Whirlpool Corp., Series A, 8.50%, NVS(a)	720,122	29,488,996
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(c)	547,225	9,477,937
Tennessee Valley Authority
Series A, (30-yr. CMT + 0.840%), 2.22%(d)	570,340	13,830,745
Series D, (30-yr. CMT + 0.940%), 2.13%(d)	702,067	17,200,642
		40,509,324
Insurance — 8.8%
AEGON Funding Co. LLC, 5.10%, NVS	2,532,098	47,983,257
Allstate Corp. (The)
(3-mo. CME Term SOFR + 3.427%), 7.11%, NVS(d)	1,368,672	35,256,991
Series H, 5.10%, NVS(c)	3,147,990	62,235,762
Series I, 4.75%, NVS(c)	821,236	15,242,140
Series J, 7.38%(c)	1,642,405	41,782,783
American Financial Group, Inc.
5.88%	342,172	7,041,900
4.50%	547,481	8,869,192
5.63%	410,561	8,038,784
5.13%	547,485	9,893,054
American National Group, Inc., 7.38%, NVS(c)	821,236	19,381,170
Arch Capital Group Ltd.
Series F, 5.45%, NVS(c)	903,319	17,596,654
Series G, 4.55%(c)	1,368,672	22,487,281
Aspen Insurance Holdings Ltd.
5.63%, NVS(c)	544,347	11,240,766
5.63%, NVS(c)	824,054	17,165,045
7.00%, NVS(c)	615,941	14,351,425
Assurant, Inc., 5.25%	684,330	13,618,167
Athene Holding Ltd.
7.25%	1,574,016	37,272,699
Series A, 6.35%, NVS(c)	2,361,015	55,790,784
Series B, 5.63%, NVS(c)	944,381	17,829,913
Series D, 4.88%(c)	1,574,016	25,530,539
Series E, 7.75%, NVS(c)	1,368,672	34,025,186
Security	Shares	Value
Insurance (continued)
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(c)	1,507,574	$ 29,246,936
Brighthouse Financial, Inc.
6.25%	1,026,531	16,835,108
Series A, 6.60%, NVS(c)	1,163,377	17,171,445
Series B, 6.75%, NVS(c)	1,101,771	17,143,557
Series C, 5.38%(c)	1,574,016	18,888,192
Series D, 4.63%, NVS(c)	958,082	10,385,609
CNO Financial Group, Inc., 5.13%	410,561	7,377,781
F&G Annuities & Life, Inc.
7.95%	944,382	23,524,556
7.30%	1,026,532	20,633,293
Globe Life, Inc., 4.25%, NVS	889,625	13,700,225
Hartford Insurance Group, Inc. (The), Series G, 6.00%, NVS(c)	944,376	23,241,093
Kemper Corp., 5.88%	410,597	9,357,506
Lincoln National Corp., Series D, 9.00%(c)	1,370,485	35,824,478
Maiden Holdings Ltd., 6.63%	323,197	3,435,584
Maiden Holdings North America Ltd., 7.75%	417,404	5,004,674
MetLife, Inc.
Series A, (3-mo. CME Term SOFR + 1.262%), 4.94%, NVS(c)(d)	1,642,405	34,030,632
Series E, 5.63%, NVS(b)(c)	2,203,608	49,448,963
Series F, 4.75%, NVS(c)	2,737,393	50,258,535
Prudential Financial, Inc.
5.95%	822,332	19,250,792
5.63%	1,548,674	34,876,138
4.13%, NVS	1,370,485	22,325,201
Reinsurance Group of America, Inc.
7.13%	1,916,233	48,691,481
5.75%, NVS	1,094,988	27,287,101
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(c)	684,330	14,227,221
Series G, 4.20%, NVS(c)	1,368,672	20,680,634
Selective Insurance Group, Inc., Series B, 4.60%(c)	547,485	8,661,213
Unum Group, 6.25%	821,236	18,789,880
W R Berkley Corp.
5.70%	506,440	10,690,948
5.10%	821,236	15,513,148
4.13%	821,236	12,745,583
4.25%	684,330	11,024,556
		1,172,905,555
Leisure Products — 0.1%
Brunswick Corp., 6.38%	588,550	13,842,696
Life Sciences Tools & Services — 0.4%
Bruker Corp., 6.38%(a)	188,904	53,318,154
Marine Transportation — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(c)	298,334	7,905,851
Media — 0.1%
Liberty Broadband Corp., Series A, 7.00%(c)	491,603	11,454,350
Mortgage Real Estate Investment Trusts (REITs) — 5.8%
ACRES Commercial Realty Corp.
Series C, (3-mo. CME Term SOFR + 5.927%), 9.61%(c)(d)	328,225	8,222,037
Series D, 7.88%, NVS(c)	308,449	6,677,921
Adamas Trust, Inc.
9.88%	314,761	7,821,811
Series D, 8.00%, NVS(c)	420,640	9,123,682
Series E, 10.83%, NVS(c)(d)	510,282	12,481,498
Series F, 6.88%, NVS(c)	397,179	9,325,763
62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
AGNC Investment Corp.
Series C, (3-mo. CME Term SOFR + 5.373%), 9.06%, NVS(c)(d)	889,626	$ 22,391,886
Series D, (3-mo. CME Term SOFR + 4.594%), 8.27%, NVS(c)(d)	645,698	15,871,257
Series E, (3-mo. CME Term SOFR + 5.255%), 8.94%, NVS(c)(d)	1,101,771	27,500,204
Series F, (3-mo. CME Term SOFR + 4.959%), 8.64%, NVS(c)(d)	1,574,017	38,201,393
Series G, 7.75%, NVS(c)	410,561	10,075,167
Series H, 8.75%, NVS(c)	944,382	23,779,539
Annaly Capital Management, Inc.
Series F, (3-mo. CME Term SOFR + 5.255%), 8.94%, NVS(c)(d)	1,970,913	49,548,753
Series G, (3-mo. CME Term SOFR + 4.434%), 8.12%, NVS(c)(d)	1,163,377	28,386,399
Series I, (3-mo. CME Term SOFR + 5.251%), 8.93%, NVS(c)(d)	1,211,279	30,015,494
Series J, 8.88%, NVS(c)	752,780	19,060,390
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(c)	630,421	10,490,205
Series E, 6.25%, NVS(c)	394,047	6,450,549
Series F, 6.25%, NVS(c)	777,196	16,935,101
ARMOUR Residential REIT, Inc., Series C, 7.00%(c)	469,768	9,508,104
Chimera Investment Corp.
8.88%	339,914	8,314,296
Series A, 8.00%, NVS(c)	412,905	8,456,294
Series B, (3-mo. CME Term SOFR + 6.053%), 9.75%, NVS(c)(d)	889,622	19,429,344
Series C, (3-mo. CME Term SOFR + 5.005%), 8.71%, NVS(c)(d)	711,743	14,035,572
Series D, (3-mo. CME Term SOFR + 5.600%), 9.30%, NVS(c)(d)	547,485	12,187,016
Dynex Capital, Inc., Series C, (3-mo. CME Term SOFR + 5.723%), 9.41%, NVS(c)(d)	305,238	7,838,512
Ellington Financial, Inc.
Series B, 6.25%, NVS(c)	329,885	7,788,585
Series C, 8.63%(c)	273,734	6,706,483
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(c)	706,843	13,606,728
Granite Point Mortgage Trust, Inc., Series A, 7.00%, NVS(c)	563,222	10,222,479
Invesco Mortgage Capital, Inc., Series C, 7.50%, NVS(c)	466,192	10,890,245
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(c)	897,149	15,502,735
MFA Financial, Inc.
8.88%	329,250	8,214,788
Series B, 7.50%, NVS(c)	547,485	10,456,964
Series C, (3-mo. CME Term SOFR + 5.607%), 9.29%, NVS(c)(d)	752,780	15,936,353
PennyMac Mortgage Investment Trust
9.00%, NVS	472,186	11,870,756
9.00%	287,416	7,145,162
Series A, 8.13%, NVS(c)(d)	327,489	7,375,052
Series B, 8.00%, NVS(c)(d)	533,792	11,722,072
Series C, 6.75%, NVS(c)	684,331	11,879,986
Ready Capital Corp.
9.00%	355,834	6,618,512
Series E, 6.50%, NVS(c)	314,761	3,188,529
Redwood Trust, Inc., 9.50%	273,716	6,410,429
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Rithm Capital Corp.
Series A, (3-mo. CME Term SOFR + 6.064%), 9.75%, NVS(c)(d)	299,741	$ 7,420,988
Series B, (3-mo. CME Term SOFR + 5.902%), 9.58%(c)(d)	770,651	18,680,580
Series C, (3-mo. CME Term SOFR + 5.231%), 8.91%, NVS(c)(d)	1,088,340	24,661,784
Series D, 7.00%, NVS(c)	1,272,871	30,968,951
Series E, 8.75%(c)	520,092	12,482,208
Series F, 8.75%(c)	684,331	16,382,884
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(c)	550,916	9,740,195
Two Harbors Investment Corp.
9.38%	314,779	7,913,544
Series A, 8.13%, NVS(c)	345,603	8,560,586
Series B, 7.63%, NVS(c)	695,217	17,366,521
Series C, (3-mo. CME Term SOFR + 5.273%), 8.96%, NVS(c)(d)	661,157	16,390,082
		768,232,368
Multi-Utilities — 1.8%
Algonquin Power & Utilities Corp., Series 19-A, 8.86%, NVS(d)	958,082	24,986,779
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(c)	547,485	8,841,883
Series 14, 5.00%, NVS(c)	547,485	8,694,062
CMS Energy Corp.
5.88%	1,724,573	38,113,063
5.88%, NVS	766,498	16,786,306
5.63%	547,498	11,672,657
Series C, 4.20%, NVS(c)	629,585	10,545,549
DTE Energy Co.
4.38%	766,498	12,608,892
Series E, 5.25%	1,094,988	22,502,003
Series G, 4.38%	629,531	10,280,241
Series H, 6.25%	1,642,405	39,072,815
Sempra, 5.75%	2,073,546	42,715,048
		246,819,298
Office REITs — 0.6%
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(b)(c)	1,163,377	14,995,930
SL Green Realty Corp., Series I, 6.50%, NVS(c)	629,586	12,780,596
Vornado Realty Trust
Series L, 5.40%, NVS(c)	821,237	13,304,039
Series M, 5.25%, NVS(c)	874,580	14,159,450
Series N, 5.25%, NVS(c)	821,237	13,345,101
Series O, 4.45%, NVS(c)	821,237	11,710,840
		80,295,956
Oil, Gas & Consumable Fuels — 0.6%
El Paso Energy Capital Trust I, 4.75%(a)	301,818	15,317,263
NGL Energy Partners LP, Series B, (3-mo. CME Term SOFR + 7.475%), 11.15%, NVS(c)(d)	927,032	22,879,150
Seapeak LLC
9.00%, NVS(c)	337,559	8,506,487
Series B, 8.50%, NVS(c)	451,433	11,421,255
TransCanada PipeLines Ltd., 6.25%	1,012,838	24,024,517
		82,148,672
Real Estate Management & Development — 0.5%
Brookfield Property Partners LP
Series A, 5.75%, NVS(c)	786,975	10,443,158
Series A-1, 6.50%, NVS(c)	524,030	8,625,534
Schedule of Investments
7

Schedule of Investments  (continued)
March 31, 2026
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Brookfield Property Partners LP
Series A2, 6.38%, NVS(c)	684,331	$ 10,169,159
Brookfield Property Preferred LP, 6.25%	1,837,084	31,965,261
		61,203,112
Residential REITs — 0.2%
American Homes 4 Rent
Series G, 5.88%, NVS(c)	314,797	7,026,269
Series H, 6.25%, NVS(c)	314,799	7,444,996
UMH Properties, Inc., Series D, 6.38%, NVS(c)	888,433	18,443,869
		32,915,134
Retail REITs — 0.5%
Agree Realty Corp., Series A, 4.25%, NVS(c)	479,047	8,047,989
Federal Realty Investment Trust, Series C, 5.00%, NVS(c)	410,597	7,920,416
Kimco Realty Corp.
Series L, 5.13%, NVS(c)	609,226	11,800,708
Series M, 5.25%, NVS(c)	716,182	14,323,640
Regency Centers Corp.
Series A, 6.25%, NVS(c)	314,797	7,035,713
Series B, 5.88%, NVS(c)	327,489	7,208,033
Saul Centers, Inc., Series E, 6.00%, NVS(b)(c)	313,174	7,074,601
		63,411,100
Semiconductors & Semiconductor Equipment — 0.9%
Microchip Technology, Inc., 7.50%(a)	2,032,501	115,791,582
Software — 6.6%
Oracle Corp., Series D, 6.50%, NVS(a)	6,843,750	308,037,187
Soluna Holdings, Inc., Series A, 9.00%, NVS(c)	373,338	2,893,370
Strategy, Inc.
8.00%, NVS(a)(c)	959,648	67,847,114
10.00%, NVS(b)(c)	878,755	84,132,004
Series A, 10.00%, NVS(b)(c)	959,979	72,814,407
Series A., 11.50%, NVS(b)(c)(e)	3,441,825	344,251,336
		879,975,418
Specialized REITs — 2.3%
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(b)(c)	547,485	11,092,046
Series K, 5.85%, NVS(c)	574,830	12,652,008
Series L, 5.20%, NVS(c)	944,382	18,321,011
EPR Properties
Series C, 5.75%, NVS(a)(c)	383,821	8,678,193
Series E, 9.00%, NVS(a)(c)	245,315	7,452,670
Series G, 5.75%, NVS(c)	427,249	8,643,247
Gladstone Land Corp., Series B, 6.00%(c)	400,235	8,004,700
National Storage Affiliates Trust
6.00%(c)	291,605	11,314,274
Series A, 6.00%, NVS(c)	618,430	14,019,808
Public Storage
Series F, 5.15%, NVS(b)(c)	766,498	15,031,026
Series G, 5.05%, NVS(c)	821,236	15,874,492
Series H, 5.60%(c)	780,124	17,022,306
Series I, 4.88%, NVS(c)	865,712	16,110,900
Series J, 4.70%, NVS(c)	708,304	12,650,309
Series K, 4.75%, NVS(c)	629,585	11,433,264
Series L, 4.63%, NVS(c)	1,546,622	27,096,817
Series M, 4.13%, NVS(c)	629,531	9,852,160
Series N, 3.88%, NVS(c)	773,348	11,368,216
Series O, 3.90%, NVS(c)	484,060	7,275,422
Series P, 4.00%, NVS(c)	1,652,686	25,170,408
Series Q, 3.95%, NVS(c)	393,479	5,898,250
Security	Shares	Value
Specialized REITs (continued)
Public Storage
Series R, 4.00%, NVS(c)	1,190,788	$ 18,135,701
Series S, 4.10%, NVS(c)	684,330	10,805,571
		303,902,799
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co., 7.63%(a)	2,053,069	132,443,481
Trading Companies & Distributors — 0.8%
QXO, Inc., 5.50%, NVS(a)	786,974	43,275,700
Triton International Ltd.
8.00%, NVS(c)	393,533	9,798,972
7.38%, NVS(c)	479,046	11,295,905
6.88%, NVS(c)	427,249	9,591,740
7.63%(c)	410,575	9,755,262
Series E, 5.75%, NVS(c)	479,009	8,698,803
Series G, 7.50%, NVS(c)	479,040	11,276,602
		103,692,984
Wireless Telecommunication Services — 1.0%
Array Digital Infrastructure, Inc.
6.25%	301,376	6,051,630
5.50%	297,696	5,245,404
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(c)	1,149,726	23,006,017
Series VV, 6.00%, NVS(c)	1,888,812	33,394,196
T-Mobile U.S.A., Inc.
6.25%	1,077,117	26,044,689
5.50%	1,097,140	23,314,225
5.50%	1,080,615	23,017,100
		140,073,261
Total Preferred Securities — 98.9% (Cost: $14,997,194,181)		13,200,418,615
Total Long-Term Investments — 98.9% (Cost: $14,998,020,171)		13,201,498,853
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(f)(g)(h)	184,266,961	184,303,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(f)(g)	171,344,718	171,344,718
Total Short-Term Securities — 2.7% (Cost: $355,656,211)		355,648,532
Total Investments — 101.6% (Cost: $15,353,676,382)		13,557,147,385
Liabilities in Excess of Other Assets — (1.6)%		(213,490,221)
Net Assets — 100.0%		$ 13,343,657,164

(a)	Convertible security.
(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Preferred and Income Securities ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 40,850,184	$ 143,517,573 (a)	$ —	$ (38,529)	$ (25,414)	$ 184,303,814	184,266,961	$ 3,384,608 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	168,468,346	2,876,372 (a)	—	—	—	171,344,718	171,344,718	3,974,684	—
				$ (38,529)	$ (25,414)	$ 355,648,532		$ 7,359,292	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 1,080,238	$ —	$ 1,080,238
Preferred Securities
Preferred Stocks	12,779,067,892	421,350,723	—	13,200,418,615
Short-Term Securities
Money Market Funds	355,648,532	—	—	355,648,532
	$ 13,134,716,424	$ 422,430,961	$ —	$ 13,557,147,385
See notes to financial statements.
Schedule of Investments
9

Statement of Assets and Liabilities
March 31, 2026

iShares Preferred and Income Securities ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 13,201,498,853
Investments, at value — affiliated(c)	355,648,532
Cash	6,624,804
Receivables:
Investments sold	463,181,335
Securities lending income — affiliated	422,347
Capital shares sold	414,165
Dividends — unaffiliated	31,925,418
Dividends — affiliated	356,460
Interest — unaffiliated	4,071
Total assets	14,060,075,985
LIABILITIES
Collateral on securities loaned	184,222,142
Payables:
Investments purchased	526,922,257
Investment advisory fees	5,274,422
Total liabilities	716,418,821
Commitments and contingent liabilities
NET ASSETS	$ 13,343,657,164
NET ASSETS CONSIST OF:
Paid-in capital	$ 18,504,964,278
Accumulated loss	(5,161,307,114)
NET ASSETS	$ 13,343,657,164

NET ASSET VALUE
Shares outstanding	$ 441,100,000
Net asset value	$ 30.25
Shares authorized	Unlimited
Par value	None

(a) Investments, at cost — unaffiliated	$ 14,998,020,171
(b) Securities loaned, at value	$ 182,563,557
(c) Investments, at cost — affiliated	$ 355,656,211
See notes to financial statements.
102026 iShares Annual Financial Statements and Additional Information

Statement of Operations
Year Ended March 31, 2026

iShares Preferred and Income Securities ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 899,205,004
Dividends — affiliated	3,974,684
Interest — unaffiliated	98,884
Securities lending income — affiliated — net	3,384,608
Foreign taxes withheld	(1,148,037)
Total investment income	905,515,143
EXPENSES
Investment advisory	63,842,706
Interest expense	782
Total expenses	63,843,488
Net investment income	841,671,655
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(439,259,106)
Investments — affiliated	(38,529)
In-kind redemptions — unaffiliated(a)	42,236,944
(397,060,691)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	183,672,153
Investments — affiliated	(25,414)
183,646,739
Net realized and unrealized loss	(213,413,952)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 628,257,703

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statement of Operations
11

Statements of Changes in Net Assets

	iShares Preferred and Income Securities ETF
	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 841,671,655	$ 898,089,784
Net realized loss	(397,060,691)	(510,548,912)
Net change in unrealized appreciation (depreciation)	183,646,739	(192,286,678)
Net increase in net assets resulting from operations	628,257,703	195,254,194
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(825,635,486)	(915,567,083)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(619,415,860)	36,715,242
NET ASSETS
Total decrease in net assets	(816,793,643)	(683,597,647)
Beginning of year	14,160,450,807	14,844,048,454
End of year	$ 13,343,657,164	$ 14,160,450,807

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
122026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

iShares Preferred and Income Securities ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 30.65	$ 32.15	$ 31.18	$ 36.39	$ 38.27
Net investment income(a)	1.85	1.95	2.02	1.90	1.75
Net realized and unrealized gain (loss)(b)	(0.44)	(1.46)	0.99	(5.13)	(1.94)
Net increase (decrease) from investment operations	1.41	0.49	3.01	(3.23)	(0.19)
Distributions from net investment income(c)	(1.81)	(1.99)	(2.04)	(1.98)	(1.69)
Net asset value, end of year	$ 30.25	$ 30.65	$ 32.15	$ 31.18	$ 36.39
Total Return(d)
Based on net asset value	4.63%	1.46%(e)	10.14%	(8.99)%	(0.67)%
Ratios to Average Net Assets(f)
Total expenses	0.45%	0.45%(g)	0.46%	0.46%	0.45%
Net investment income	5.97%	6.10%	6.58%	5.80%	4.56%
Supplemental Data
Net assets, end of year (000)	$ 13,343,657	$ 14,160,451	$ 14,844,048	$ 12,981,969	$ 17,711,748
Portfolio turnover rate(h)	20%	20%	21%	16%	21%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes payment from an affiliate with no financial impact to the expense ratios.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
13

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
Preferred and Income Securities	Diversified
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.  Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
142026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The
Notes to Financial Statements
15

Notes to Financial Statements  (continued)
market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Bank PLC	$ 15,003,000	$ (15,003,000)	$ —	$ —
Barclays Capital, Inc.	108,768	(108,768)	—	—
BNP Paribas SA	13,502,436	(13,502,436)	—	—
BofA Securities, Inc.	6,488,000	(6,325,000)	—	163,000
Citigroup Global Markets, Inc.	35,322,752	(34,415,434)	—	907,318
Goldman Sachs & Co. LLC	2,852,190	(2,852,190)	—	—
J.P. Morgan Securities LLC	58,101,627	(58,101,627)	—	—
Morgan Stanley	35,266,846	(35,266,846)	—	—
UBS AG	6,132,322	(6,132,322)	—	—
UBS Securities LLC	9,654,144	(9,404,160)	—	249,984
Virtu Americas LLC	131,472	(131,472)	—	—
	$ 182,563,557	$ (181,243,255)	$ —	$ 1,320,302

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
162026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.456000
Over $81 billion, up to and including $111 billion	0.433200
Over $111 billion, up to and including $141 billion	0.411540
Over $141 billion, up to and including $171 billion	0.390963
Over $171 billion	0.371400
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the year ended March 31, 2026, the Fund paid BTC $819,100 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6.
PURCHASES AND SALES
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Preferred and Income Securities	$ 2,825,160,546	$ 2,744,228,958
Notes to Financial Statements
17

Notes to Financial Statements  (continued)
For the year ended March 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Preferred and Income Securities	$ 1,250,376,056	$ 1,897,294,086
7.
INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Preferred and Income Securities	$ 38,769,676	$ (38,769,676)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/26	Year Ended 03/31/25
Preferred and Income Securities
Ordinary income	$ 825,635,486	$ 915,567,083
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Preferred and Income Securities	$ 54,984,326	$ (3,411,560,927)	$ (1,804,730,513)	$ (5,161,307,114)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the the tax deferral of losses on wash sales, the timing and recognition of partnership income, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of realized gains / losses for tax purposes, dividends deemed recognized for tax purposes and the classification of investments.

As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Preferred and Income Securities	$ 15,365,071,679	$ 242,133,574	$ (2,050,057,868)	$ (1,807,924,294)

8.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
182026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invest.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/26		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Preferred and Income Securities
Shares sold	39,950,000	$1,246,454,589	41,100,000	$1,325,665,881
Shares redeemed	(60,800,000)	(1,865,870,449)	(40,900,000)	(1,288,950,639)
	(20,850,000)	$(619,415,860)	200,000	$36,715,242
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s
Notes to Financial Statements
19

Notes to Financial Statements  (continued)
custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
202026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of iShares Preferred and Income Securities ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Preferred and Income Securities ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
21

Important Tax Information (unaudited)
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Dividend Income
Preferred and Income Securities	$ 536,294,495
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Business Income
Preferred and Income Securities	$ 67,719,922
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Preferred and Income Securities	64.25%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended March 31, 2026:
Fund Name	Interest Dividends
Preferred and Income Securities	$ 196,932,057
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended March 31, 2026:
iShares ETF	Interest-Related Dividends
Preferred and Income Securities	$ 190,681,131
222026 BlackRock Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Preferred and Income Securities ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.  This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million.   There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Preferred and Income Securities ETF is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Additional Information
23

Additional Information (continued)
The iShares Preferred and Income Securities ETF has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
242026 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in these Financial Statements
25

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Want to know more?
iShares.com  |  1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Russell Top 200 ETF | IWL | NYSE Arca
●iShares Russell Top 200 Growth ETF | IWY | NYSE Arca
●iShares Russell Top 200 Value ETF | IWX | NYSE Arca

2

Schedule of Investments
March 31, 2026
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Boeing Co. (The)(a)	30,678	$ 6,105,842
General Dynamics Corp.	10,276	3,526,929
General Electric Co.	42,231	11,983,891
Lockheed Martin Corp.	8,356	5,050,283
Northrop Grumman Corp.	5,429	3,703,881
RTX Corp.	54,320	10,478,328
TransDigm Group, Inc.	2,245	2,601,865
		43,451,019
Air Freight & Logistics — 0.3%
FedEx Corp.	8,721	3,106,245
United Parcel Service, Inc., Class B	29,710	2,922,870
		6,029,115
Automobiles — 2.4%
General Motors Co.	36,702	2,734,299
Tesla, Inc.(a)	114,561	42,588,052
		45,322,351
Banks — 3.9%
Bank of America Corp.	266,652	12,999,285
Citigroup, Inc.	70,372	7,980,889
JPMorgan Chase & Co.	110,297	32,444,965
NU Holdings Ltd., Class A(a)	135,300	1,944,261
PNC Financial Services Group, Inc. (The)	15,809	3,289,695
Truist Financial Corp.	51,280	2,357,342
U.S. Bancorp	63,427	3,298,838
Wells Fargo & Co.	125,740	10,010,161
		74,325,436
Beverages — 1.3%
Coca-Cola Co. (The)	157,902	12,008,447
Keurig Dr. Pepper, Inc.	52,355	1,378,507
Monster Beverage Corp.(a)	28,202	2,043,517
PepsiCo, Inc.	55,662	8,643,752
		24,074,223
Biotechnology — 2.0%
AbbVie, Inc.	71,928	15,643,621
Amgen, Inc.	21,812	7,674,552
Gilead Sciences, Inc.	50,517	7,040,554
Regeneron Pharmaceuticals, Inc.	4,111	3,176,323
Vertex Pharmaceuticals, Inc.(a)	10,305	4,601,595
		38,136,645
Broadline Retail — 4.2%
Amazon.com, Inc.(a)	389,472	81,115,333
Building Products — 0.5%
Carrier Global Corp.	31,734	1,786,941
Johnson Controls International PLC	24,852	3,254,369
Trane Technologies PLC	9,063	3,776,915
		8,818,225
Capital Markets — 2.8%
BlackRock, Inc.(b)	6,194	5,956,832
Blackstone, Inc., Class A	30,049	3,455,334
Brookfield Asset Management Ltd., Class A	15,463	687,330
Charles Schwab Corp. (The)	67,803	6,372,126
CME Group, Inc., Class A	14,612	4,315,654
Goldman Sachs Group, Inc. (The)	11,930	10,092,661
Interactive Brokers Group, Inc., Class A	17,438	1,169,567
Intercontinental Exchange, Inc.	23,168	3,643,863
KKR & Co., Inc., Class A	27,434	2,537,645
Moody’s Corp.	6,319	2,756,664
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley	46,061	$ 7,580,259
S&P Global, Inc.	12,325	5,242,315
		53,810,250
Chemicals — 0.9%
Air Products & Chemicals, Inc.	9,054	2,630,096
Ecolab, Inc.	10,158	2,702,231
Linde PLC	19,034	9,436,296
Sherwin-Williams Co. (The)	9,347	2,996,181
Solstice Advanced Materials, Inc.	6,432	489,861
		18,254,665
Commercial Services & Supplies — 0.5%
Cintas Corp.	14,003	2,368,468
Copart, Inc.(a)	35,906	1,192,079
Republic Services, Inc.	8,186	1,792,898
Waste Management, Inc.	15,046	3,457,420
		8,810,865
Communications Equipment — 1.1%
Arista Networks, Inc.(a)	41,856	5,139,080
Cisco Systems, Inc.	161,601	12,538,622
Motorola Solutions, Inc.	6,784	2,944,052
		20,621,754
Construction Materials — 0.1%
CRH PLC	27,230	2,862,418
Consumer Finance — 0.6%
American Express Co.	21,946	6,638,226
Capital One Financial Corp.	24,948	4,551,264
		11,189,490
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	18,022	17,957,662
Target Corp.	18,377	2,227,292
Walmart, Inc.	176,643	21,953,192
		42,138,146
Diversified Telecommunication Services — 1.1%
AT&T Inc.	280,697	8,137,406
Comcast Corp., Class A	146,568	4,207,967
Verizon Communications, Inc.	171,482	8,608,397
		20,953,770
Electric Utilities — 1.2%
American Electric Power Co., Inc.	21,741	2,849,810
Constellation Energy Corp.	12,681	3,541,169
Duke Energy Corp.	31,641	4,143,073
NextEra Energy, Inc.	84,731	7,869,816
Southern Co. (The)	44,787	4,322,841
		22,726,709
Electrical Equipment — 1.0%
Eaton Corp. PLC	15,930	5,697,683
Emerson Electric Co.	22,912	3,001,930
GE Vernova, Inc.	10,961	9,567,857
		18,267,470
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	49,586	6,265,191
Energy Equipment & Services — 0.2%
SLB Ltd.	61,097	3,139,775
Entertainment — 1.4%
Netflix, Inc.(a)	172,070	16,544,531
Schedule of Investments
3

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Spotify Technology SA(a)	6,257	$ 3,034,082
Walt Disney Co. (The)	72,127	6,951,600
		26,530,213
Financial Services — 4.0%
Apollo Global Management, Inc.	16,999	1,894,028
Berkshire Hathaway, Inc., Class B(a)	74,885	35,884,892
Fiserv, Inc.(a)	21,887	1,221,295
Mastercard, Inc., Class A	32,662	16,319,895
PayPal Holdings, Inc.	37,953	1,716,614
Visa, Inc., Class A	68,345	20,656,593
		77,693,317
Food Products — 0.2%
Mondelez International, Inc., Class A	52,707	3,038,031
Ground Transportation — 0.9%
CSX Corp.	76,389	3,135,769
Norfolk Southern Corp.	9,187	2,636,669
Uber Technologies, Inc.(a)	81,626	5,871,358
Union Pacific Corp.	24,241	5,881,351
		17,525,147
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	70,304	7,218,112
Becton Dickinson & Co.	11,654	1,832,358
Boston Scientific Corp.(a)	59,807	3,752,889
Edwards Lifesciences Corp.(a)	23,263	1,862,901
Intuitive Surgical, Inc.(a)	14,341	6,611,058
Medtronic PLC	52,051	4,510,219
Stryker Corp.	13,949	4,583,502
		30,371,039
Health Care Providers & Services — 1.4%
Cigna Group (The)	10,662	2,844,088
CVS Health Corp.	50,979	3,661,312
Elevance Health, Inc.	9,012	2,638,263
HCA Healthcare, Inc.	6,565	3,106,821
McKesson Corp.	5,018	4,342,376
UnitedHealth Group, Inc.	36,946	9,997,218
		26,590,078
Health Care REITs — 0.3%
Welltower, Inc.	27,951	5,526,192
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A(a)	16,957	2,141,330
Booking Holdings, Inc.	1,321	5,561,833
Chipotle Mexican Grill, Inc.(a)	53,329	1,707,061
DoorDash, Inc., Class A(a)	14,847	2,229,277
Marriott International, Inc., Class A	9,006	2,945,592
McDonald’s Corp.	29,039	9,025,031
Starbucks Corp.	46,201	4,139,148
		27,749,272
Household Products — 0.9%
Colgate-Palmolive Co.	32,725	2,789,152
Kimberly-Clark Corp.	13,526	1,304,853
Procter & Gamble Co. (The)	95,366	13,774,665
		17,868,670
Industrial Conglomerates — 0.5%
3M Co.	21,687	3,149,603
Honeywell International, Inc.	25,820	5,836,095
		8,985,698
Industrial REITs — 0.3%
Prologis, Inc.	37,649	4,976,445
Security	Shares	Value
Insurance — 1.3%
Aflac, Inc.	19,107	$ 2,096,229
American International Group, Inc.	21,901	1,648,050
Aon PLC, Class A	8,495	2,742,016
Arthur J. Gallagher & Co.	10,254	2,220,811
Chubb Ltd.	14,867	4,845,601
Marsh & McLennan Cos., Inc.	19,723	3,420,955
MetLife, Inc.	22,739	1,608,102
Progressive Corp. (The)	23,758	4,709,786
Travelers Cos., Inc. (The)	8,811	2,569,993
		25,861,543
Interactive Media & Services — 9.0%
Alphabet, Inc., Class A	236,007	67,866,173
Alphabet, Inc., Class C, NVS	192,167	55,125,026
Meta Platforms, Inc., Class A	88,648	50,718,180
		173,709,379
IT Services — 0.8%
Accenture PLC, Class A	24,980	4,953,284
International Business Machines Corp.	37,776	9,156,525
Snowflake, Inc., Class A(a)	13,465	2,030,791
		16,140,600
Life Sciences Tools & Services — 0.6%
Danaher Corp.	25,510	4,836,696
Thermo Fisher Scientific, Inc.	15,342	7,541,053
		12,377,749
Machinery — 1.5%
Caterpillar, Inc.	18,799	13,318,339
Deere & Co.	9,919	5,587,373
Illinois Tool Works, Inc.	11,738	3,055,284
PACCAR, Inc.	20,947	2,419,378
Parker-Hannifin Corp.	5,144	4,605,115
		28,985,489
Media — 0.0%
Versant Media Group, Inc.(a)	5,787	214,235
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	58,166	3,418,997
Newmont Corp.	44,629	4,831,089
Southern Copper Corp.	3,393	583,800
		8,833,886
Multi-Utilities — 0.2%
Dominion Energy, Inc.	34,498	2,132,666
Sempra	26,591	2,583,848
		4,716,514
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	76,066	15,738,055
ConocoPhillips	50,239	6,631,548
EOG Resources, Inc.	22,240	3,215,237
Exxon Mobil Corp.	171,530	29,101,780
Williams Cos., Inc. (The)	49,537	3,605,303
		58,291,923
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	82,681	5,014,603
Eli Lilly & Co.	32,527	29,917,359
Johnson & Johnson	97,704	23,882,766
Merck & Co., Inc.	100,902	12,137,501
Pfizer, Inc.	230,479	6,471,850
Zoetis, Inc., Class A	18,034	2,131,799
		79,555,878
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services — 0.2%
Automatic Data Processing, Inc.	16,372	$ 3,326,463
Semiconductors & Semiconductor Equipment — 16.3%
Advanced Micro Devices, Inc.(a)	65,385	13,301,271
Analog Devices, Inc.	19,845	6,313,488
Applied Materials, Inc.	32,209	11,008,714
Broadcom, Inc.	187,508	58,035,601
Intel Corp.(a)	179,192	7,907,743
KLA Corp.	5,345	7,870,031
Lam Research Corp.	50,978	10,891,960
Marvell Technology, Inc.	34,369	3,404,249
Micron Technology, Inc.	45,364	15,325,774
NVIDIA Corp.	950,238	165,721,507
QUALCOMM, Inc.	43,416	5,591,113
Texas Instruments, Inc.	36,859	7,155,806
		312,527,257
Software — 9.5%
Adobe, Inc.(a)	16,643	4,045,580
AppLovin Corp., Class A(a)	9,670	3,848,660
Atlassian Corp., Class A(a)	6,720	458,640
Autodesk, Inc.(a)	8,613	2,061,952
Cadence Design Systems, Inc.(a)	11,104	3,085,468
Crowdstrike Holdings, Inc., Class A(a)	10,017	3,910,737
Fortinet, Inc.(a)	25,122	2,052,970
Intuit, Inc.	11,105	4,801,580
Microsoft Corp.	301,116	111,464,110
Oracle Corp.	68,345	10,054,233
Palantir Technologies, Inc., Class A(a)	88,686	12,972,988
Palo Alto Networks, Inc.(a)	32,478	5,206,873
Roper Technologies, Inc.	4,372	1,547,076
Salesforce, Inc.	37,019	6,910,337
ServiceNow, Inc.(a)	42,403	4,433,234
Strategy, Inc., Class A(a)	12,665	1,580,592
Synopsys, Inc.(a)	7,752	3,073,513
Workday, Inc., Class A(a)	8,693	1,129,394
		182,637,937
Specialized REITs — 0.5%
American Tower Corp.	19,024	3,283,162
Equinix, Inc.	3,958	3,879,790
Public Storage	6,387	1,730,110
		8,893,062
Security	Shares	Value
Specialty Retail — 1.6%
AutoZone, Inc.(a)	676	$ 2,283,379
Home Depot, Inc. (The)	40,425	13,295,378
Lowe’s Cos., Inc.	22,740	5,373,007
O’Reilly Automotive, Inc.(a)	34,128	3,150,356
TJX Cos., Inc. (The)	45,369	7,245,430
		31,347,550
Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	584,921	148,447,101
Dell Technologies, Inc., Class C	12,677	2,080,676
		150,527,777
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	47,510	2,509,478
Tobacco — 0.8%
Altria Group, Inc.	68,544	4,523,219
Philip Morris International, Inc.	63,256	10,458,747
		14,981,966
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	19,522	4,100,206
Total Long-Term Investments — 99.8% (Cost: $1,496,051,250)		1,916,705,844
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)(c)	2,944,209	2,944,209
Total Short-Term Securities — 0.2% (Cost: $2,944,209)		2,944,209
Total Investments — 100.0% (Cost: $1,498,995,459)		1,919,650,053
Other Assets Less Liabilities — 0.0%		887,027
Net Assets — 100.0%		$ 1,920,537,080

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments
5

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 5,423,547	$ —	$ (5,421,802)(b)	$ (1,745)	$ —	$ —	—	$ 5,435 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,330,601	613,608 (b)	—	—	—	2,944,209	2,944,209	105,655	—
BlackRock, Inc.	5,441,314	1,189,549	(702,283)	233,818	(205,566)	5,956,832	6,194	126,535	—
				$ 232,073	$ (205,566)	$ 8,901,041		$ 237,625	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	06/18/26	$ 3,285	$ (78,201)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 78,201	$ —	$ —	$ —	$ 78,201

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 485,896	$ —	$ —	$ —	$ 485,896
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (111,310)	$ —	$ —	$ —	$ (111,310)
62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 ETF
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 3,292,922

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,916,705,844	$ —	$ —	$ 1,916,705,844
Short-Term Securities
Money Market Funds	2,944,209	—	—	2,944,209
	$ 1,919,650,053	$ —	$ —	$ 1,919,650,053
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (78,201)	$ —	$ —	$ (78,201)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
7

Schedule of Investments
March 31, 2026
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Boeing Co. (The)(a)	66,627	$ 13,260,772
General Electric Co.	652,855	185,260,663
Lockheed Martin Corp.	36,032	21,777,381
TransDigm Group, Inc.	6,063	7,026,774
		227,325,590
Automobiles — 3.5%
Tesla, Inc.(a)	1,399,632	520,313,196
Banks — 0.5%
Bank of America Corp.	327,569	15,968,989
Citigroup, Inc.	194,204	22,024,676
NU Holdings Ltd., Class A(a)	2,099,458	30,169,211
		68,162,876
Beverages — 0.9%
Coca-Cola Co. (The)	1,192,677	90,703,086
Monster Beverage Corp.(a)	437,832	31,725,307
PepsiCo, Inc.	117,783	18,290,522
		140,718,915
Biotechnology — 2.9%
AbbVie, Inc.	1,111,932	241,834,091
Amgen, Inc.	249,023	87,618,743
Gilead Sciences, Inc.	210,435	29,328,326
Vertex Pharmaceuticals, Inc.(a)	159,299	71,133,375
		429,914,535
Broadline Retail — 4.5%
Amazon.com, Inc.(a)	3,161,713	658,489,966
Building Products — 0.4%
Trane Technologies PLC	139,921	58,310,678
Capital Markets — 0.9%
Blackstone, Inc., Class A	465,544	53,532,905
Brookfield Asset Management Ltd., Class A	82,165	3,652,234
Charles Schwab Corp. (The)	91,585	8,607,158
Goldman Sachs Group, Inc. (The)	9,919	8,391,375
Interactive Brokers Group, Inc., Class A	14,604	979,490
KKR & Co., Inc., Class A	106,104	9,814,620
Moody’s Corp.	97,565	42,562,731
		127,540,513
Chemicals — 0.4%
Ecolab, Inc.	38,378	10,209,316
Sherwin-Williams Co. (The)	131,271	42,078,919
		52,288,235
Commercial Services & Supplies — 0.7%
Cintas Corp.	215,790	36,498,720
Copart, Inc.(a)	516,965	17,163,238
Waste Management, Inc.	232,201	53,357,468
		107,019,426
Communications Equipment — 0.7%
Arista Networks, Inc.(a)	647,484	79,498,085
Motorola Solutions, Inc.	44,048	19,115,511
		98,613,596
Consumer Finance — 0.2%
American Express Co.	111,145	33,619,140
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	278,591	277,596,430
Walmart, Inc.	272,846	33,909,301
		311,505,731
Security	Shares	Value
Electrical Equipment — 1.0%
GE Vernova, Inc.	169,454	$ 147,916,397
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	765,845	96,764,516
Energy Equipment & Services — 0.0%
SLB Ltd.	73,857	3,795,511
Entertainment — 2.0%
Netflix, Inc.(a)	2,660,036	255,762,461
Spotify Technology SA(a)	96,544	46,815,151
		302,577,612
Financial Services — 4.0%
Apollo Global Management, Inc.	183,014	20,391,420
Fiserv, Inc.(a)	92,797	5,178,073
Mastercard, Inc., Class A	504,917	252,286,828
Visa, Inc., Class A	1,056,551	319,331,974
		597,188,295
Ground Transportation — 0.7%
Uber Technologies, Inc.(a)	1,263,651	90,894,416
Union Pacific Corp.	29,630	7,188,831
		98,083,247
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.(a)	159,707	10,021,614
Intuitive Surgical, Inc.(a)	221,549	102,131,874
Stryker Corp.	55,558	18,255,803
		130,409,291
Health Care Providers & Services — 0.5%
Cigna Group (The)	13,011	3,470,684
HCA Healthcare, Inc.	21,519	10,183,652
McKesson Corp.	71,602	61,961,507
		75,615,843
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A(a)	262,139	33,102,913
Booking Holdings, Inc.	19,176	80,737,096
Chipotle Mexican Grill, Inc.(a)	826,229	26,447,590
DoorDash, Inc., Class A(a)	229,519	34,462,278
Marriott International, Inc., Class A	106,830	34,940,888
McDonald’s Corp.	25,368	7,884,121
Starbucks Corp.	94,430	8,459,984
		226,034,870
Household Products — 0.2%
Colgate-Palmolive Co.	239,139	20,381,817
Kimberly-Clark Corp.	75,113	7,246,151
		27,627,968
Industrial Conglomerates — 0.1%
3M Co.	53,854	7,821,216
Insurance — 0.3%
Aon PLC, Class A	121,737	39,294,269
Arthur J. Gallagher & Co.	10,049	2,176,412
Marsh & McLennan Cos., Inc.	36,149	6,270,044
Progressive Corp. (The)	18,320	3,631,757
		51,372,482
Interactive Media & Services — 10.5%
Alphabet, Inc., Class A	2,020,576	581,036,835
Alphabet, Inc., Class C, NVS	1,645,241	471,953,833
Meta Platforms, Inc., Class A	882,976	505,177,059
		1,558,167,727
IT Services — 0.2%
Snowflake, Inc., Class A(a)	208,144	31,392,278
82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 0.3%
Caterpillar, Inc.	35,772	$ 25,343,031
Illinois Tool Works, Inc.	59,538	15,497,146
		40,840,177
Oil, Gas & Consumable Fuels — 0.0%
Williams Cos., Inc. (The)	41,726	3,036,818
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	246,091	14,925,419
Eli Lilly & Co.	462,703	425,580,338
Zoetis, Inc., Class A	220,738	26,093,439
		466,599,196
Professional Services — 0.3%
Automatic Data Processing, Inc.	234,657	47,677,609
Semiconductors & Semiconductor Equipment — 22.5%
Advanced Micro Devices, Inc.(a)	591,258	120,279,615
Applied Materials, Inc.	141,227	48,269,976
Broadcom, Inc.	2,057,536	636,827,968
KLA Corp.	82,589	121,604,870
Lam Research Corp.	788,061	168,377,113
Marvell Technology, Inc.	37,076	3,672,378
NVIDIA Corp.	12,377,868	2,158,700,179
QUALCOMM, Inc.	153,431	19,758,844
Texas Instruments, Inc.	233,387	45,309,752
		3,322,800,695
Software — 16.3%
Adobe, Inc.(a)	257,280	62,539,622
AppLovin Corp., Class A(a)	149,641	59,557,118
Atlassian Corp., Class A(a)(b)	104,090	7,104,142
Autodesk, Inc.(a)	133,721	32,012,807
Cadence Design Systems, Inc.(a)	171,254	47,586,349
Crowdstrike Holdings, Inc., Class A(a)	155,198	60,590,851
Fortinet, Inc.(a)	388,349	31,735,880
Intuit, Inc.	171,371	74,097,393
Microsoft Corp.	3,953,470	1,463,455,990
Oracle Corp.	1,056,546	155,428,482
Palantir Technologies, Inc., Class A(a)	1,370,999	200,549,734
Palo Alto Networks, Inc.(a)	502,085	80,494,267
Salesforce, Inc.	64,098	11,965,174
ServiceNow, Inc.(a)	655,505	68,533,048
Strategy, Inc., Class A(a)(b)	10,845	1,353,456
Synopsys, Inc.(a)	87,910	34,854,557
Workday, Inc., Class A(a)	132,779	17,250,648
		2,409,109,518
Security	Shares	Value
Specialized REITs — 0.4%
American Tower Corp.	293,584	$ 50,666,727
Public Storage	12,940	3,505,187
		54,171,914
Specialty Retail — 1.8%
AutoZone, Inc.(a)	1,641	5,542,937
Home Depot, Inc. (The)	476,253	156,634,849
O’Reilly Automotive, Inc.(a)	485,937	44,856,845
TJX Cos., Inc. (The)	351,023	56,058,373
		263,093,004
Technology Hardware, Storage & Peripherals — 13.2%
Apple Inc.	7,640,460	1,939,072,344
Dell Technologies, Inc., Class C	26,825	4,402,787
		1,943,475,131
Total Long-Term Investments — 99.8% (Cost: $11,916,287,439)		14,739,393,712
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	8,104,810	8,106,430
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	24,679,836	24,679,836
Total Short-Term Securities — 0.2% (Cost: $32,786,926)		32,786,266
Total Investments — 100.0% (Cost: $11,949,074,365)		14,772,179,978
Liabilities in Excess of Other Assets — (0.0)%		(4,960,355)
Net Assets — 100.0%		$ 14,767,219,623

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
9

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 75,782,792	$ —	$ (67,678,021)(a)	$ 2,319	$ (660)	$ 8,106,430	8,104,810	$ 71,454 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	16,726,822	7,953,014 (a)	—	—	—	24,679,836	24,679,836	876,199	—
				$ 2,319	$ (660)	$ 32,786,266		$ 947,653	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	116	06/18/26	$ 25,090	$ (682,383)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 682,383	$ —	$ —	$ —	$ 682,383

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,668,915	$ —	$ —	$ —	$ 3,668,915
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (369,369)	$ —	$ —	$ —	$ (369,369)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 22,263,328
102026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 14,739,393,712	$ —	$ —	$ 14,739,393,712
Short-Term Securities
Money Market Funds	32,786,266	—	—	32,786,266
	$ 14,772,179,978	$ —	$ —	$ 14,772,179,978
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (682,383)	$ —	$ —	$ (682,383)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
11

Schedule of Investments
March 31, 2026
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
Boeing Co. (The)(a)	107,825	$ 21,460,410
General Dynamics Corp.	41,957	14,400,482
Lockheed Martin Corp.	24,714	14,936,894
Northrop Grumman Corp.	22,201	15,146,410
RTX Corp.	222,135	42,849,841
TransDigm Group, Inc.	7,581	8,786,076
		117,580,113
Air Freight & Logistics — 0.7%
FedEx Corp.	35,584	12,674,309
United Parcel Service, Inc., Class B	121,863	11,988,882
		24,663,191
Automobiles — 0.3%
General Motors Co.	150,097	11,182,226
Banks — 8.4%
Bank of America Corp.	1,003,809	48,935,689
Citigroup, Inc.	236,412	26,811,485
JPMorgan Chase & Co.	451,044	132,679,103
PNC Financial Services Group, Inc. (The)	64,650	13,453,018
Truist Financial Corp.	209,710	9,640,369
U.S. Bancorp	259,317	13,487,077
Wells Fargo & Co.	514,211	40,936,338
		285,943,079
Beverages — 1.8%
Coca-Cola Co. (The)	330,184	25,110,493
Keurig Dr. Pepper, Inc.	214,926	5,659,001
PepsiCo, Inc.	196,361	30,492,900
		61,262,394
Biotechnology — 1.2%
Amgen, Inc.	23,382	8,226,957
Gilead Sciences, Inc.	151,109	21,060,061
Regeneron Pharmaceuticals, Inc.	16,850	13,018,984
		42,306,002
Broadline Retail — 2.7%
Amazon.com, Inc.(a)	437,873	91,195,810
Building Products — 0.6%
Carrier Global Corp.	130,461	7,346,259
Johnson Controls International PLC	101,639	13,309,627
		20,655,886
Capital Markets — 5.5%
BlackRock, Inc.(b)	25,329	24,359,153
Brookfield Asset Management Ltd., Class A	41,475	1,843,564
Charles Schwab Corp. (The)	253,055	23,782,109
CME Group, Inc., Class A	59,710	17,635,349
Goldman Sachs Group, Inc. (The)	46,163	39,053,436
Interactive Brokers Group, Inc., Class A	67,441	4,523,268
Intercontinental Exchange, Inc.	94,719	14,897,404
KKR & Co., Inc., Class A	84,528	7,818,840
Morgan Stanley	188,369	30,999,886
S&P Global, Inc.	50,333	21,408,638
		186,321,647
Chemicals — 1.8%
Air Products & Chemicals, Inc.	36,898	10,718,500
Ecolab, Inc.	31,181	8,294,770
Linde PLC	77,970	38,654,407
Sherwin-Williams Co. (The)	3,624	1,161,673
Solstice Advanced Materials, Inc.	26,278	2,001,332
		60,830,682
Security	Shares	Value
Commercial Services & Supplies — 0.2%
Copart, Inc.(a)	10,077	$ 334,556
Republic Services, Inc.	33,543	7,346,588
		7,681,144
Communications Equipment — 1.7%
Cisco Systems, Inc.	660,848	51,275,196
Motorola Solutions, Inc.	16,001	6,943,954
		58,219,150
Construction Materials — 0.3%
CRH PLC	111,355	11,705,638
Consumer Finance — 1.1%
American Express Co.	60,265	18,228,957
Capital One Financial Corp.	102,025	18,612,421
		36,841,378
Consumer Staples Distribution & Retail — 2.6%
Target Corp.	75,388	9,137,026
Walmart, Inc.	650,186	80,805,116
		89,942,142
Diversified Telecommunication Services — 2.5%
AT&T Inc.	1,147,503	33,266,112
Comcast Corp., Class A	600,106	17,229,043
Verizon Communications, Inc.	701,237	35,202,098
		85,697,253
Electric Utilities — 2.7%
American Electric Power Co., Inc.	88,827	11,643,443
Constellation Energy Corp.	51,862	14,482,464
Duke Energy Corp.	129,167	16,913,127
NextEra Energy, Inc.	346,380	32,171,774
Southern Co. (The)	182,951	17,658,431
		92,869,239
Electrical Equipment — 1.0%
Eaton Corp. PLC	65,067	23,272,514
Emerson Electric Co.	93,588	12,261,900
		35,534,414
Energy Equipment & Services — 0.3%
SLB Ltd.	229,347	11,786,142
Entertainment — 0.8%
Walt Disney Co. (The)	294,964	28,428,630
Financial Services — 4.7%
Apollo Global Management, Inc.	21,103	2,351,296
Berkshire Hathaway, Inc., Class B(a)	306,234	146,747,333
Fiserv, Inc.(a)	64,097	3,576,613
PayPal Holdings, Inc.	155,027	7,011,871
		159,687,113
Food Products — 0.4%
Mondelez International, Inc., Class A	215,110	12,398,940
Ground Transportation — 1.3%
CSX Corp.	311,667	12,793,930
Norfolk Southern Corp.	37,496	10,761,352
Union Pacific Corp.	91,458	22,189,540
		45,744,822
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	287,499	29,517,522
Becton Dickinson & Co.	47,540	7,474,714
Boston Scientific Corp.(a)	202,830	12,727,583
Edwards Lifesciences Corp.(a)	95,654	7,659,972
122026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	212,921	$ 18,449,605
Stryker Corp.	42,452	13,949,303
		89,778,699
Health Care Providers & Services — 2.6%
Cigna Group (The)	40,214	10,727,085
CVS Health Corp.	207,948	14,934,825
Elevance Health, Inc.	36,931	10,811,550
HCA Healthcare, Inc.	21,218	10,041,206
McKesson Corp.	1,596	1,381,115
UnitedHealth Group, Inc.	151,087	40,882,631
		88,778,412
Health Care REITs — 0.7%
Welltower, Inc.	114,167	22,571,958
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	326	1,372,564
Marriott International, Inc., Class A	8,631	2,822,941
McDonald’s Corp.	111,979	34,801,954
Starbucks Corp.	163,866	14,680,755
		53,678,214
Household Products — 1.9%
Colgate-Palmolive Co.	70,253	5,987,663
Kimberly-Clark Corp.	35,389	3,413,977
Procter & Gamble Co. (The)	389,990	56,330,156
		65,731,796
Industrial Conglomerates — 1.0%
3M Co.	74,222	10,779,261
Honeywell International, Inc.	105,586	23,865,604
		34,644,865
Industrial REITs — 0.6%
Prologis, Inc.	154,010	20,357,042
Insurance — 2.7%
Aflac, Inc.	78,139	8,572,630
American International Group, Inc.	89,565	6,739,766
Aon PLC, Class A	2,687	867,310
Arthur J. Gallagher & Co.	39,418	8,537,151
Chubb Ltd.	60,684	19,778,736
Marsh & McLennan Cos., Inc.	71,096	12,331,601
MetLife, Inc.	92,481	6,540,256
Progressive Corp. (The)	92,414	18,320,151
Travelers Cos., Inc. (The)	36,035	10,510,689
		92,198,290
Interactive Media & Services — 6.3%
Alphabet, Inc., Class A	342,566	98,508,279
Alphabet, Inc., Class C, NVS	278,931	80,014,147
Meta Platforms, Inc., Class A	64,654	36,990,493
		215,512,919
IT Services — 1.7%
Accenture PLC, Class A	102,159	20,257,108
International Business Machines Corp.	154,480	37,444,407
		57,701,515
Life Sciences Tools & Services — 1.5%
Danaher Corp.	104,547	19,822,111
Thermo Fisher Scientific, Inc.	62,701	30,819,423
		50,641,534
Machinery — 3.2%
Caterpillar, Inc.	67,415	47,760,831
Deere & Co.	40,566	22,850,828
Illinois Tool Works, Inc.	32,371	8,425,848
Security	Shares	Value
Machinery (continued)
PACCAR, Inc.	85,573	$ 9,883,681
Parker-Hannifin Corp.	21,000	18,800,040
		107,721,228
Media — 0.0%
Versant Media Group, Inc.(a)	24,175	894,958
Metals & Mining — 1.1%
Freeport-McMoRan, Inc.	237,472	13,958,604
Newmont Corp.	182,411	19,745,991
Southern Copper Corp.	13,948	2,399,893
		36,104,488
Multi-Utilities — 0.6%
Dominion Energy, Inc.	141,780	8,764,839
Sempra	108,398	10,533,034
		19,297,873
Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	311,061	64,358,521
ConocoPhillips	205,451	27,119,532
EOG Resources, Inc.	90,736	13,117,703
Exxon Mobil Corp.	701,456	119,009,025
Williams Cos., Inc. (The)	191,487	13,936,424
		237,541,205
Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	273,269	16,573,765
Johnson & Johnson	399,553	97,666,735
Merck & Co., Inc.	412,636	49,635,985
Pfizer, Inc.	943,237	26,486,095
Zoetis, Inc., Class A	14,935	1,765,466
		192,128,046
Professional Services — 0.0%
Automatic Data Processing, Inc.	4,947	1,005,131
Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.(a)	110,979	22,576,458
Analog Devices, Inc.	81,155	25,818,652
Applied Materials, Inc.	94,356	32,249,937
Intel Corp.(a)	732,628	32,330,874
Marvell Technology, Inc.	130,744	12,950,193
Micron Technology, Inc.	185,513	62,673,712
QUALCOMM, Inc.	136,961	17,637,838
Texas Instruments, Inc.	89,161	17,309,716
		223,547,380
Software — 1.2%
Roper Technologies, Inc.	17,767	6,287,030
Salesforce, Inc.	134,434	25,094,795
Strategy, Inc., Class A(a)	48,915	6,104,592
Synopsys, Inc.(a)	8,431	3,342,723
		40,829,140
Specialized REITs — 0.7%
Equinix, Inc.	16,226	15,905,374
Public Storage	22,780	6,170,647
		22,076,021
Specialty Retail — 1.7%
AutoZone, Inc.(a)	2,332	7,876,983
Home Depot, Inc. (The)	39,328	12,934,586
Lowe’s Cos., Inc.	93,056	21,987,271
O’Reilly Automotive, Inc.(a)	11,471	1,058,888
TJX Cos., Inc. (The)	92,857	14,829,263
		58,686,991
Schedule of Investments
13

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies, Inc., Class C	44,746	$ 7,344,161
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	194,285	10,262,134
Tobacco — 1.8%
Altria Group, Inc.	280,078	18,482,347
Philip Morris International, Inc.	258,680	42,770,151
		61,252,498
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	80,006	16,803,660
Total Long-Term Investments — 99.7% (Cost: $3,090,705,827)		3,405,567,193
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(b)(c)	6,213,401	6,213,401
Total Short-Term Securities — 0.2% (Cost: $6,213,401)		6,213,401
Total Investments — 99.9% (Cost: $3,096,919,228)		3,411,780,594
Other Assets Less Liabilities — 0.1%		2,844,152
Net Assets — 100.0%		$ 3,414,624,746

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 148,126	$ —	$ (149,672)(b)	$ 1,546	$ —	$ —	—	$ 10,292 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,002,035	1,211,366 (b)	—	—	—	6,213,401	6,213,401	185,471	—
BlackRock, Inc.	26,269,552	9,047,927	(10,582,664)	2,074,779	(2,450,441)	24,359,153	25,329	504,843	—
				$ 2,076,325	$ (2,450,441)	$ 30,572,554		$ 700,606	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

142026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	78	06/18/26	$ 8,254	$ (11,505)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 11,505	$ —	$ —	$ —	$ 11,505

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 688,795	$ —	$ —	$ —	$ 688,795
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (108,975)	$ —	$ —	$ —	$ (108,975)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 6,504,423

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
15

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Top 200 Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,405,567,193	$ —	$ —	$ 3,405,567,193
Short-Term Securities
Money Market Funds	6,213,401	—	—	6,213,401
	$ 3,411,780,594	$ —	$ —	$ 3,411,780,594
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (11,505)	$ —	$ —	$ (11,505)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
162026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
March 31, 2026

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,910,749,012	$ 14,739,393,712	$ 3,381,208,040
Investments, at value — affiliated(c)	8,901,041	32,786,266	30,572,554
Cash	1	5	1
Cash pledged:
Futures contracts	246,000	2,202,000	635,971
Receivables:
Securities lending income — affiliated	—	2,794	—
Capital shares sold	—	51,221	30,287
Dividends — unaffiliated	791,004	2,471,721	2,575,595
Dividends — affiliated	9,736	62,661	16,666
Variation margin on futures contracts	91,250	905,380	172,380
Total assets	1,920,788,044	14,777,875,760	3,415,211,494
LIABILITIES
Collateral on securities loaned	—	8,111,658	—
Payables:
Investment advisory fees	250,964	2,544,479	586,748
Total liabilities	250,964	10,656,137	586,748
Commitments and contingent liabilities
NET ASSETS	$ 1,920,537,080	$ 14,767,219,623	$ 3,414,624,746
NET ASSETS CONSIST OF:
Paid-in capital	$ 1,551,382,350	$ 12,427,087,158	$ 3,239,893,816
Accumulated earnings	369,154,730	2,340,132,465	174,730,930
NET ASSETS	$ 1,920,537,080	$ 14,767,219,623	$ 3,414,624,746

NET ASSET VALUE
Shares outstanding	$ 11,950,000	$ 59,350,000	$ 36,850,000
Net asset value	$ 160.71	$ 248.82	$ 92.66
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None

(a) Investments, at cost — unaffiliated	$ 1,490,816,761	$ 11,916,287,439	$ 3,067,019,923
(b) Securities loaned, at value	$ —	$ 8,114,399	$ —
(c) Investments, at cost — affiliated	$ 8,178,698	$ 32,786,926	$ 29,899,305
See notes to financial statements.
Statements of Assets and Liabilities
17

Statements of Operations
Year Ended March 31, 2026

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 20,718,906	$ 84,914,034	$ 59,692,304
Dividends — affiliated	232,190	876,199	690,314
Interest — unaffiliated	30	825	281
Securities lending income — affiliated — net	5,435	71,454	10,292
Foreign taxes withheld	(3,115)	(16,951)	(7,976)
Total investment income	20,953,446	85,845,561	60,385,215
EXPENSES
Investment advisory	2,759,932	29,553,397	6,039,495
Interest expense	—	20	—
Total expenses	2,759,932	29,553,417	6,039,495
Net investment income	18,193,514	56,292,144	54,345,720
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,659,642)	(107,999,696)	(2,258,363)
Investments — affiliated	(3,332)	2,319	78,326
Futures contracts	485,896	3,668,915	688,795
In-kind redemptions — unaffiliated(a)	84,341,386	944,640,124	201,869,131
In-kind redemptions — affiliated(a)	235,405	—	1,997,999
	75,399,713	840,311,662	202,375,888
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	181,226,221	1,277,399,090	107,718,744
Investments — affiliated	(205,566)	(660)	(2,450,441)
Futures contracts	(111,310)	(369,369)	(108,975)
	180,909,345	1,277,029,061	105,159,328
Net realized and unrealized gain	256,309,058	2,117,340,723	307,535,216
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 274,502,572	$ 2,173,632,867	$ 361,880,936

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
182026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 18,193,514	$ 16,913,119	$ 56,292,144	$ 53,952,702
Net realized gain	75,399,713	105,202,792	840,311,662	1,301,847,957
Net change in unrealized appreciation (depreciation)	180,909,345	1,415,473	1,277,029,061	(665,471,380)
Net increase in net assets resulting from operations	274,502,572	123,531,384	2,173,632,867	690,329,279
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,803,098)	(16,927,143)	(56,211,271)	(53,727,357)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	97,187,236	150,691,155	899,555,568	892,207,702
NET ASSETS
Total increase in net assets	353,886,710	257,295,396	3,016,977,164	1,528,809,624
Beginning of year	1,566,650,370	1,309,354,974	11,750,242,459	10,221,432,835
End of year	$ 1,920,537,080	$ 1,566,650,370	$ 14,767,219,623	$ 11,750,242,459

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
19

Statements of Changes in Net Assets (continued)

	iShares Russell Top 200 Value ETF
	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 54,345,720	$ 49,876,367
Net realized gain	202,375,888	274,497,775
Net change in unrealized appreciation (depreciation)	105,159,328	(61,520,849)
Net increase in net assets resulting from operations	361,880,936	262,853,293
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(53,438,920)	(49,326,184)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,461,505	739,577,805
NET ASSETS
Total increase in net assets	319,903,521	953,104,914
Beginning of year	3,094,721,225	2,141,616,311
End of year	$ 3,414,624,746	$ 3,094,721,225

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
202026 iShares Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

iShares Russell Top 200 ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 137.43	$ 127.12	$ 97.38	$ 107.99	$ 94.64
Net investment income(a)	1.58	1.53	1.47	1.42	1.26
Net realized and unrealized gain (loss)(b)	23.24	10.30	29.74	(10.59)	13.37
Net increase (decrease) from investment operations	24.82	11.83	31.21	(9.17)	14.63
Distributions from net investment income(c)	(1.54)	(1.52)	(1.47)	(1.44)	(1.28)
Net asset value, end of year	$ 160.71	$ 137.43	$ 127.12	$ 97.38	$ 107.99
Total Return(d)
Based on net asset value	18.06%	9.29%	32.29%	(8.41)%	15.48%
Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.99%	1.11%	1.34%	1.51%	1.20%
Supplemental Data
Net assets, end of year (000)	$ 1,920,537	$ 1,566,650	$ 1,309,355	$ 803,407	$ 1,042,089
Portfolio turnover rate(f)	3%	5%	4%	5%	4%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
21

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Russell Top 200 Growth ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 210.77	$ 195.25	$ 138.98	$ 158.56	$ 134.47
Net investment income(a)	0.97	0.98	1.10	1.14	0.89
Net realized and unrealized gain (loss)(b)	38.05	15.52	56.34	(19.62)	24.09
Net increase (decrease) from investment operations	39.02	16.50	57.44	(18.48)	24.98
Distributions from net investment income(c)	(0.97)	(0.98)	(1.17)	(1.10)	(0.89)
Net asset value, end of year	$ 248.82	$ 210.77	$ 195.25	$ 138.98	$ 158.56
Total Return(d)
Based on net asset value	18.49%	8.43%	41.48%	(11.60)%	18.58%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.38%	0.45%	0.66%	0.87%	0.57%
Supplemental Data
Net assets, end of year (000)	$ 14,767,220	$ 11,750,242	$ 10,221,433	$ 5,934,551	$ 4,820,372
Portfolio turnover rate(f)	18%	28%	11%	12%	10%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
222026 iShares Annual Financial Statements and Additional Information

Financial Highlights  (continued)
(For a share outstanding throughout each period)

iShares Russell Top 200 Value ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 82.20	$ 76.35	$ 65.15	$ 69.61	$ 63.58
Net investment income(a)	1.58	1.58	1.55	1.40	1.30
Net realized and unrealized gain (loss)(b)	10.42	5.77	11.18	(4.52)	6.01
Net increase (decrease) from investment operations	12.00	7.35	12.73	(3.12)	7.31
Distributions from net investment income(c)	(1.54)	(1.50)	(1.53)	(1.34)	(1.28)
Net asset value, end of year	$ 92.66	$ 82.20	$ 76.35	$ 65.15	$ 69.61
Total Return(d)
Based on net asset value	14.71%	9.71%	19.82%	(4.37)%	11.56%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.80%	1.99%	2.28%	2.17%	1.91%
Supplemental Data
Net assets, end of year (000)	$ 3,414,625	$ 3,094,721	$ 2,141,616	$ 1,557,158	$ 1,287,723
Portfolio turnover rate(f)	18%	18%	14%	18%	15%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
23

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Russell Top 200(a)	Diversified
Russell Top 200 Growth(a)	Diversified
Russell Top 200 Value	Diversified

(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’  tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
242026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess
Notes to Financial Statements
25

Notes to Financial Statements  (continued)
collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Russell Top 200 Growth
Goldman Sachs International	$8,114,399	$(8,111,658)	$—	$2,741

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
262026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Russell Top 200	0.15%
Russell Top 200 Value	0.20
For its investment advisory services to the iShares Russell Top 200 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $13 billion	0.2000%
Over $13 billion	0.1900
Prior to August 1, 2025, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the iShares Russell Top 200 Growth ETF, based on the average daily net asset of the fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the BlackRock Multi-Asset Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the year ended March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Russell Top 200	$ 2,226
Russell Top 200 Growth	29,504
Russell Top 200 Value	4,159
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
Notes to Financial Statements
27

Notes to Financial Statements  (continued)
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Russell Top 200	$ 40,196,216	$ 25,145,496	$ (5,918,569)
Russell Top 200 Growth	1,683,307,977	1,470,300,424	(18,444,849)
Russell Top 200 Value	458,712,479	268,529,930	19,006,842
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Russell Top 200	$ 58,831,013	$ 58,290,371
Russell Top 200 Growth	2,689,041,660	2,716,790,017
Russell Top 200 Value	544,921,777	543,990,214
For the year ended March 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$ 302,061,856	$ 205,480,761
Russell Top 200 Growth	2,793,952,942	1,872,360,375
Russell Top 200 Value	1,040,177,726	1,029,853,155
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Russell Top 200	$ 84,484,636	$ (84,484,636)
Russell Top 200 Growth	944,529,427	(944,529,427)
Russell Top 200 Value	203,266,831	(203,266,831)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/26	Year Ended 03/31/25
Russell Top 200
Ordinary income	$ 17,803,098	$ 16,927,143
Russell Top 200 Growth
Ordinary income	$ 56,211,271	$ 53,727,357
Russell Top 200 Value
Ordinary income	$ 53,438,920	$ 49,326,184
282026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Russell Top 200	$ 819,563	$ (49,845,479)	$ 418,180,646	$ 369,154,730
Russell Top 200 Growth	1,562,823	(457,670,878)	2,796,240,520	2,340,132,465
Russell Top 200 Value	2,659,202	(138,923,601)	310,995,329	174,730,930

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains(losses) on certain futures contracts.

As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$ 1,501,469,407	$ 489,751,669	$ (71,571,023)	$ 418,180,646
Russell Top 200 Growth	11,975,939,458	3,254,033,619	(457,793,099)	2,796,240,520
Russell Top 200 Value	3,100,785,265	523,429,837	(212,434,508)	310,995,329

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that
Notes to Financial Statements
29

Notes to Financial Statements  (continued)
time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/26		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Russell Top 200
Shares sold	1,900,000	$302,746,350	3,300,000	$450,814,008
Shares redeemed	(1,350,000)	(205,559,114)	(2,200,000)	(300,122,853)
	550,000	$97,187,236	1,100,000	$150,691,155
Russell Top 200 Growth
Shares sold	10,800,000	$2,798,342,660	19,050,000	$4,187,470,365
Shares redeemed	(7,200,000)	(1,898,787,092)	(15,650,000)	(3,295,262,663)
	3,600,000	$899,555,568	3,400,000	$892,207,702
Russell Top 200 Value
Shares sold	11,700,000	$1,043,977,328	24,750,000	$1,971,403,174
Shares redeemed	(12,500,000)	(1,032,515,823)	(15,150,000)	(1,231,825,369)
	(800,000)	$11,461,505	9,600,000	$739,577,805
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
302026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
31

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Russell Top 200 ETF iShares Russell Top 200 Growth ETF iShares Russell Top 200 Value ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
322026 iShares Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Dividend Income
Russell Top 200	$ 20,399,456
Russell Top 200 Growth	82,912,843
Russell Top 200 Value	58,637,301
The following maximum amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Business Income
Russell Top 200	$ 381,411
Russell Top 200 Growth	1,345,662
Russell Top 200 Value	1,114,036
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Russell Top 200	100.00%
Russell Top 200 Growth	100.00
Russell Top 200 Value	100.00
Important Tax Information
33

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
342026 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements
35

Want to know more?
iShares.com  |  1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2026
2026 Annual Financial Statements and Additional Information

iShares Trust
●iShares Russell 3000 ETF | IWV | NYSE Arca
●iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

2

Schedule of Investments
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
AAR Corp.(a)	9,482	$ 1,037,900
AeroVironment, Inc.(a)	10,142	1,856,493
AerSale Corp.(a)	7,507	46,693
Archer Aviation, Inc., Class A(a)(b)	166,568	861,157
Astronics Corp.(a)	7,787	519,626
ATI, Inc.(a)	36,508	5,310,454
Axon Enterprise, Inc.(a)	20,514	8,712,091
Beta Technologies, Inc., Class A(a)	11,573	170,123
Boeing Co. (The)(a)	204,991	40,799,359
BWX Technologies, Inc.	24,460	5,001,825
Byrna Technologies, Inc.(a)(b)	5,821	53,437
Cadre Holdings, Inc.	6,776	207,888
Carpenter Technology Corp.	13,146	5,181,496
Curtiss-Wright Corp.	10,186	6,937,888
Ducommun, Inc.(a)	4,023	490,806
Firefly Aerospace, Inc.(a)(b)	6,487	184,685
FTAI Aviation Ltd.	27,647	6,773,515
General Dynamics Corp.	68,693	23,576,811
General Electric Co.	282,315	80,112,528
HEICO Corp.	11,448	3,139,042
HEICO Corp., Class A	20,240	4,272,462
Hexcel Corp.	21,294	1,723,323
Howmet Aerospace, Inc.(b)	109,099	25,142,955
Huntington Ingalls Industries, Inc.	10,515	3,994,648
Intuitive Machines, Inc., Class A(a)(b)	29,223	542,379
Karman Holdings, Inc.(a)(b)	13,776	1,102,769
Kratos Defense & Security Solutions, Inc.(a)	48,601	3,426,856
L3Harris Technologies, Inc.	50,897	17,567,100
Leonardo DRS, Inc.	19,753	879,404
Loar Holdings, Inc.(a)(b)	11,657	667,829
Lockheed Martin Corp.	55,863	33,763,039
Mercury Systems, Inc.(a)	13,264	967,078
Moog, Inc., Class A	7,764	2,272,057
National Presto Industries, Inc.	1,669	228,753
Northrop Grumman Corp.	36,277	24,749,620
Park Aerospace Corp.	6,442	176,382
Red Cat Holdings, Inc.(a)(b)	27,467	359,543
Redwire Corp.(a)(b)	28,467	241,969
Rocket Lab Corp.(a)	132,810	8,529,058
RTX Corp.	363,482	70,115,678
StandardAero, Inc.(a)	62,010	1,601,718
Textron, Inc.	48,572	4,252,964
TransDigm Group, Inc.	15,033	17,422,646
V2X, Inc.(a)	6,592	451,552
Voyager Technologies, Inc., Class A(a)(b)	12,863	300,866
VSE Corp.	7,219	1,331,184
Woodward, Inc.	16,250	5,816,200
		422,873,849
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	32,227	5,351,938
Expeditors International of Washington, Inc.	36,424	5,217,009
FedEx Corp.	57,961	20,644,549
Forward Air Corp.(a)	7,413	123,871
GXO Logistics, Inc.(a)	31,381	1,627,105
Hub Group, Inc., Class A	17,545	632,322
United Parcel Service, Inc., Class B	199,650	19,641,567
		53,238,361
Automobile Components — 0.1%
Adient PLC(a)	25,209	509,474
Aptiv PLC(a)	58,742	4,079,045
BorgWarner, Inc.	57,984	3,146,212
Cooper-Standard Holdings, Inc.(a)	6,705	186,868
Dana, Inc.	34,480	1,160,252
Dauch Corp.(a)	61,336	363,723
Dorman Products, Inc.(a)	7,495	782,178
Fox Factory Holding Corp.(a)	11,351	186,837
Garrett Motion, Inc.	47,697	866,655
Gentex Corp.	63,444	1,386,251
Security	Shares	Value
Automobile Components (continued)
Gentherm, Inc.(a)	8,555	$ 237,658
Goodyear Tire & Rubber Co. (The)(a)	76,095	504,510
LCI Industries	7,037	865,410
Lear Corp.	14,565	1,763,530
Patrick Industries, Inc.	8,930	991,855
Phinia, Inc.	12,621	863,781
QuantumScape Corp., Class A(a)	111,394	710,694
Solid Power, Inc., Class A(a)(b)	38,256	114,768
Standard Motor Products, Inc.	5,149	178,876
Visteon Corp.	7,066	643,783
XPEL, Inc.(a)	6,711	297,029
		19,839,389
Automobiles — 1.9%
Ford Motor Co.	1,065,091	12,291,150
General Motors Co.	245,251	18,271,200
Harley-Davidson, Inc.	32,115	649,365
Lucid Group, Inc.(a)(b)	34,154	325,488
Rivian Automotive, Inc., Class A(a)(b)	209,177	3,148,114
Tesla, Inc.(a)	766,139	284,812,173
Thor Industries, Inc.	13,478	1,076,757
Winnebago Industries, Inc.	7,916	245,317
		320,819,564
Banks — 3.9%
1st Source Corp.	4,083	282,584
ACNB Corp.	3,235	154,859
Amalgamated Financial Corp.	5,129	199,364
Amerant Bancorp, Inc., Class A	7,845	172,904
Ameris Bancorp	16,968	1,323,334
Arrow Financial Corp.	5,038	169,126
Associated Banc-Corp	43,432	1,123,152
Atlantic Union Bankshares Corp.	41,976	1,500,222
Axos Financial, Inc.(a)	14,242	1,211,852
Banc of California, Inc.	33,329	585,924
BancFirst Corp.	6,039	655,231
Bancorp, Inc. (The)(a)	11,133	598,176
Bank First Corp.	2,974	401,668
Bank of America Corp.	1,781,808	86,863,140
Bank of Hawaii Corp.	10,736	797,148
Bank of Marin Bancorp	4,553	116,693
Bank of NT Butterfield & Son Ltd. (The)	14,199	745,164
Bank OZK	29,776	1,366,421
BankUnited, Inc.	20,108	908,077
Banner Corp.	10,216	619,907
Bar Harbor Bankshares	4,861	157,739
BayCom Corp.	6,289	186,941
BCB Bancorp, Inc.	5,817	52,237
Beacon Financial Corp.	19,886	596,580
Blue Foundry Bancorp(a)(b)	8,962	118,657
BOK Financial Corp.	6,126	784,496
Bridgewater Bancshares, Inc.(a)	8,262	146,237
Burke & Herbert Financial Services Corp.	3,963	246,855
Business First Bancshares, Inc.	6,612	178,788
Byline Bancorp, Inc.	7,438	234,818
California BanCorp	9,057	160,490
Camden National Corp.	3,762	178,507
Capital City Bank Group, Inc.	4,615	200,568
Capitol Federal Financial, Inc.	40,091	285,849
Carter Bankshares, Inc.(a)(b)	8,401	195,911
Cathay General Bancorp	17,489	872,002
Central Pacific Financial Corp.	8,158	260,730
ChoiceOne Financial Services, Inc.	5,492	154,435
Citigroup, Inc.	470,232	53,329,011
Citizens & Northern Corp.	5,871	131,158
Citizens Financial Group, Inc.	118,553	7,109,623
Citizens Financial Services, Inc.	1,408	86,099
City Holding Co.	3,834	458,240
Civista Bancshares, Inc.	6,101	139,042
CNB Financial Corp.	5,127	148,478
Coastal Financial Corp.(a)(b)	2,827	215,135
Schedule of Investments
3

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Colony Bankcorp, Inc.	2,356	$ 47,049
Columbia Banking System, Inc.	82,732	2,269,339
Columbia Financial, Inc.(a)(b)	8,703	152,390
Commerce Bancshares, Inc.	35,505	1,746,846
Community Financial System, Inc.	14,325	840,161
Community Trust Bancorp, Inc.	3,888	236,079
Community West Bancshares	7,226	168,366
ConnectOne Bancorp, Inc.	14,010	375,048
Cullen/Frost Bankers, Inc.	16,372	2,244,274
Customers Bancorp, Inc.(a)	7,608	528,071
CVB Financial Corp.	34,996	678,572
Dime Community Bancshares, Inc.	9,461	319,971
Eagle Bancorp, Inc.	7,914	196,821
East West Bancorp, Inc.	37,710	4,025,920
Eastern Bankshares, Inc.	61,334	1,199,693
Enterprise Financial Services Corp.	9,460	511,881
Equity Bancshares, Inc., Class A	4,010	178,084
Esquire Financial Holdings, Inc.(b)	2,315	248,863
Farmers & Merchants Bancorp, Inc.	4,401	112,974
Farmers National Banc Corp.	22,415	294,981
FB Financial Corp.	10,522	546,513
Fidelity D&D Bancorp, Inc.	2,354	101,881
Fifth Third Bancorp	245,031	11,384,140
Financial Institutions, Inc.	4,676	148,276
First Bancorp, Inc. (The)	3,829	107,327
First BanCorp/Puerto Rico	43,678	932,962
First Bancorp/Southern Pines NC	12,181	686,399
First Bank	9,490	151,840
First Busey Corp.	22,818	576,611
First Business Financial Services, Inc.	3,352	180,773
First Citizens BancShares, Inc., Class A	2,441	4,600,455
First Commonwealth Financial Corp.	24,724	434,648
First Community Bankshares, Inc.	4,459	185,138
First Financial Bancorp	25,233	703,496
First Financial Bankshares, Inc.	34,858	1,026,568
First Financial Corp.	2,828	178,730
First Foundation, Inc.(a)	11,740	69,266
First Hawaiian, Inc.	35,788	881,816
First Horizon Corp.	135,452	3,082,888
First Internet Bancorp	4,065	82,845
First Interstate BancSystem, Inc., Class A	23,948	799,863
First Merchants Corp.	14,485	561,004
First Mid Bancshares, Inc.	7,025	289,360
Firstsun Capital Bancorp(a)	4,504	164,216
Five Star Bancorp	3,963	149,484
Flagstar Bank N.A.	81,156	1,068,825
Flushing Financial Corp.	8,593	131,988
FNB Corp.	95,013	1,588,617
FS Bancorp, Inc.	3,269	126,151
Fulton Financial Corp.	43,569	886,193
German American Bancorp, Inc.	10,706	447,404
Glacier Bancorp, Inc.	35,152	1,570,240
Great Southern Bancorp, Inc.	2,612	164,896
Hancock Whitney Corp.	23,884	1,518,784
Hanmi Financial Corp.	8,508	224,271
HBT Financial, Inc.	5,188	138,623
Heritage Commerce Corp.	16,712	208,566
Heritage Financial Corp.	9,252	240,552
Hilltop Holdings, Inc.	13,965	500,226
Hingham Institution For Savings (The)(b)	476	136,060
Home Bancorp, Inc.	2,931	177,560
Home BancShares, Inc.	53,060	1,428,906
HomeTrust Bancshares, Inc.	5,496	234,404
Hope Bancorp, Inc.	29,705	331,805
Horizon Bancorp, Inc.	10,678	176,934
Huntington Bancshares, Inc.	544,191	8,516,589
Independent Bank Corp.	14,753	1,109,573
Independent Bank Corp.	5,080	169,164
International Bancshares Corp.	14,818	997,103
John Marshall Bancorp, Inc.	5,965	120,970
Security	Shares	Value
Banks (continued)
JPMorgan Chase & Co.	737,621	$ 216,978,593
Kearny Financial Corp.	15,835	119,554
KeyCorp	256,286	5,138,534
Lakeland Financial Corp.	5,963	342,157
Live Oak Bancshares, Inc.	8,563	283,178
M&T Bank Corp.	41,458	8,570,198
Mechanics Bancorp, Class A	17,185	253,479
Mercantile Bank Corp.	4,815	243,158
Metrocity Bankshares, Inc.	7,661	219,641
Metropolitan Bank Holding Corp.	2,493	207,642
Mid Penn Bancorp, Inc.	5,663	182,122
Midland States Bancorp, Inc.	6,294	140,419
MVB Financial Corp.	5,656	140,438
National Bank Holdings Corp., Class A	8,169	319,898
NB Bancorp, Inc.	10,440	219,971
NBT Bancorp, Inc.	11,920	507,554
Nicolet Bankshares, Inc.	5,265	782,484
Northeast Bank	1,277	143,496
Northeast Community Bancorp, Inc.	7,171	170,670
Northfield Bancorp, Inc.	12,396	167,842
Northrim BanCorp, Inc.	10,064	230,264
Northwest Bancshares, Inc.	38,817	492,588
NU Holdings Ltd., Class A(a)	916,037	13,163,452
OceanFirst Financial Corp.	15,349	276,896
OFG Bancorp	10,977	444,129
Old National Bancorp	93,754	2,071,963
Old Second Bancorp, Inc.	12,067	243,271
Orange County Bancorp, Inc.	5,378	171,988
Origin Bancorp, Inc.	7,101	294,407
Orrstown Financial Services, Inc.	6,575	237,226
Park National Corp.	3,604	589,074
Pathward Financial, Inc.	6,453	575,801
Peapack-Gladstone Financial Corp.	4,903	172,635
Peoples Bancorp, Inc.	9,760	320,811
Peoples Financial Services Corp.	3,280	174,922
Pinnacle Financial Partners, Inc.	40,520	3,490,393
PNC Financial Services Group, Inc. (The)	105,637	21,982,003
Popular, Inc.	18,019	2,417,609
Preferred Bank	2,234	202,601
Primis Financial Corp.	9,840	130,675
Prosperity Bancshares, Inc.	25,001	1,679,567
Provident Financial Services, Inc.	36,608	774,625
QCR Holdings, Inc.	5,119	437,419
RBB Bancorp	4,940	105,568
Red River Bancshares, Inc.	2,084	188,477
Regions Financial Corp.	235,318	6,146,506
Renasant Corp.	26,308	950,508
Republic Bancorp, Inc., Class A	3,169	223,573
S&T Bancorp, Inc.	9,079	379,775
Seacoast Banking Corp. of Florida	22,737	688,704
ServisFirst Bancshares, Inc.	13,838	1,007,822
Shore Bancshares, Inc.	6,877	128,462
Sierra Bancorp	2,180	73,946
Simmons First National Corp., Class A	38,022	739,528
SmartFinancial, Inc.	6,500	254,020
South Plains Financial, Inc.	3,589	150,379
Southern First Bancshares, Inc.(a)	2,945	160,503
Southern Missouri Bancorp, Inc.	2,589	165,541
Southside Bancshares, Inc.	9,636	299,583
Southstate Bank Corp.	26,883	2,487,215
Stellar Bancorp, Inc.	13,745	503,204
Stock Yards Bancorp, Inc.	7,677	508,908
Texas Capital Bancshares, Inc.(a)	13,187	1,251,183
Third Coast Bancshares, Inc.(a)	5,831	220,587
Timberland Bancorp, Inc.	3,844	151,569
Tompkins Financial Corp.	3,462	272,944
Towne Bank	22,289	750,471
TriCo Bancshares	7,367	350,227
Triumph Financial, Inc.(a)	5,874	350,443
Truist Financial Corp.	342,660	15,752,080
42026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
TrustCo Bank Corp.	5,386	$ 235,799
Trustmark Corp.	17,147	722,575
U.S. Bancorp	425,438	22,127,030
UMB Financial Corp.	19,766	2,229,407
United Bankshares, Inc.	36,223	1,500,357
United Community Banks, Inc.	31,392	988,534
Unity Bancorp, Inc.	3,524	182,649
Univest Financial Corp.	7,273	249,173
Valley National Bancorp	125,686	1,543,424
WaFd, Inc.	20,099	631,109
Washington Trust Bancorp, Inc.	3,632	121,527
Webster Financial Corp.	44,384	3,081,137
Wells Fargo & Co.	840,213	66,889,357
WesBanco, Inc.	24,337	839,383
West BanCorp, Inc.	5,796	137,887
Westamerica BanCorp	7,811	407,344
Western Alliance Bancorp	28,584	2,025,176
Wintrust Financial Corp.	17,318	2,406,163
WSFS Financial Corp.	16,183	1,059,339
Zions Bancorp N.A.	39,919	2,300,133
		662,684,434
Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A(a)	2,447	563,789
Brown-Forman Corp., Class A	14,315	383,499
Brown-Forman Corp., Class B, NVS	39,855	1,053,766
Celsius Holdings, Inc.(a)	44,407	1,575,560
Coca-Cola Co. (The)	1,056,139	80,319,371
Coca-Cola Consolidated, Inc.	15,340	2,941,292
Constellation Brands, Inc., Class A	39,070	5,860,500
Keurig Dr. Pepper, Inc.	349,544	9,203,494
MGP Ingredients, Inc.	3,911	71,923
Molson Coors Beverage Co., Class B	46,928	2,020,720
Monster Beverage Corp.(a)	188,290	13,643,493
National Beverage Corp.(a)	6,801	228,854
PepsiCo, Inc.	372,145	57,790,397
Primo Brands Corp., Class A(b)	65,987	1,242,535
Vita Coco Co., Inc. (The)(a)(b)	11,986	574,249
		177,473,442
Biotechnology — 2.4%
4D Molecular Therapeutics, Inc.(a)(b)	12,603	117,334
AbbVie, Inc.	480,889	104,588,549
ABSCI CORP(a)(b)	35,218	105,654
ACADIA Pharmaceuticals, Inc.(a)	34,946	777,898
ADC Therapeutics SA(a)(b)	47,405	177,769
ADMA Biologics, Inc.(a)	65,361	588,903
Agios Pharmaceuticals, Inc.(a)	16,446	556,368
Akebia Therapeutics, Inc.(a)	45,463	63,194
Aktis Oncology, Inc.(a)(b)	9,408	168,309
Aldeyra Therapeutics, Inc.(a)	14,830	25,063
Alector, Inc.(a)(b)	16,346	35,144
Alkermes PLC(a)	42,963	1,519,172
Allogene Therapeutics, Inc.(a)(b)	25,145	61,354
Alnylam Pharmaceuticals, Inc.(a)	34,344	11,363,399
Altimmune, Inc.(a)(b)	23,162	71,339
Amgen, Inc.	146,209	51,443,637
Amicus Therapeutics, Inc.(a)	81,244	1,174,788
AnaptysBio, Inc.(a)(b)	7,346	407,409
Anavex Life Sciences Corp.(a)(b)	19,492	59,840
Anika Therapeutics, Inc.(a)	6,075	88,088
Annexon, Inc.(a)(b)	23,501	130,196
Apellis Pharmaceuticals, Inc.(a)	26,744	1,075,911
Apogee Therapeutics, Inc.(a)(b)	11,083	932,856
Arbutus Biopharma Corp.(a)(b)	48,988	220,446
Arcellx, Inc.(a)	10,685	1,226,852
Arcturus Therapeutics Holdings, Inc.(a)(b)	8,878	68,538
Arcus Biosciences, Inc.(a)	20,994	453,470
Arcutis Biotherapeutics, Inc.(a)(b)	31,142	733,706
Ardelyx, Inc.(a)	56,630	339,214
ArriVent Biopharma, Inc.(a)(b)	7,585	174,986
Security	Shares	Value
Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc.(a)	35,554	$ 2,229,236
ARS Pharmaceuticals, Inc.(a)(b)	17,577	141,143
Atrium Therapeutics, Inc.(a)	3,247	43,412
aTyr Pharma, Inc.(a)(b)	31,003	24,182
Aura Biosciences, Inc.(a)	8,800	58,872
Aurinia Pharmaceuticals, Inc.(a)(b)	38,112	564,820
Avita Medical, Inc.(a)(b)	7,219	26,710
Beam Therapeutics, Inc.(a)	24,657	587,576
Bicara Therapeutics, Inc.(a)	9,384	186,648
BioCryst Pharmaceuticals, Inc.(a)(b)	71,828	683,803
Biogen, Inc.(a)	39,700	7,278,201
Biohaven Ltd.(a)(b)	23,812	201,450
BioMarin Pharmaceutical, Inc.(a)	50,415	2,847,943
Bridgebio Pharma, Inc.(a)(b)	42,289	3,140,381
Bright Minds Biosciences, Inc.(a)(b)	1,991	145,283
Capricor Therapeutics, Inc.(a)(b)	12,984	394,714
CareDx, Inc.(a)(b)	13,023	226,079
Caris Life Sciences, Inc.(a)(b)	24,717	441,940
Catalyst Pharmaceuticals, Inc.(a)	32,831	812,896
Celcuity, Inc.(a)(b)	9,522	1,086,841
Celldex Therapeutics, Inc.(a)	16,720	530,358
CG oncology, Inc.(a)(b)	16,216	1,097,499
Cogent Biosciences, Inc.(a)	38,921	1,498,069
Coherus Oncology, Inc.(a)(b)	16,760	28,324
Compass Therapeutics, Inc.(a)(b)	33,687	178,204
Corvus Pharmaceuticals, Inc.(a)(b)	22,321	326,556
CRISPR Therapeutics AG(a)(b)	25,317	1,204,330
Cullinan Therapeutics, Inc.(a)	16,751	238,032
Cytokinetics, Inc.(a)(b)	32,718	2,156,443
Day One Biopharmaceuticals, Inc.(a)	18,430	395,139
Denali Therapeutics, Inc.(a)	41,235	791,712
Design Therapeutics, Inc.(a)	9,004	95,803
Dianthus Therapeutics, Inc.(a)	9,622	807,478
Disc Medicine, Inc.(a)(b)	8,325	532,300
Dyne Therapeutics, Inc.(a)(b)	38,669	701,069
Editas Medicine, Inc.(a)(b)	18,915	46,720
Emergent BioSolutions, Inc.(a)(b)	14,317	118,831
Enanta Pharmaceuticals, Inc.(a)(b)	4,884	61,685
Entrada Therapeutics, Inc.(a)	7,554	95,331
Erasca, Inc.(a)	46,535	752,936
Exelixis, Inc.(a)	72,805	3,122,606
Fate Therapeutics, Inc.(a)(b)	20,507	24,608
Geron Corp.(a)(b)	167,070	248,934
Gilead Sciences, Inc.	338,741	47,210,333
Gossamer Bio, Inc.(a)(b)	51,538	16,930
GRAIL, Inc.(a)	8,749	452,148
Halozyme Therapeutics, Inc.(a)	33,447	2,161,680
Heron Therapeutics, Inc.(a)(b)	28,471	22,780
Humacyte, Inc.(a)(b)	24,735	15,007
Ideaya Biosciences, Inc.(a)(b)	21,976	732,240
ImmunityBio, Inc.(a)(b)	79,206	607,510
Immunome, Inc.(a)(b)	30,966	677,226
Immunovant, Inc.(a)(b)	23,632	587,019
Incyte Corp.(a)	43,145	4,060,807
Inhibrx Biosciences, Inc.(a)	1,933	129,956
Insmed, Inc.(a)	56,717	9,274,364
Intellia Therapeutics, Inc.(a)(b)	23,533	301,693
Ionis Pharmaceuticals, Inc.(a)(b)	42,354	3,180,362
Iovance Biotherapeutics, Inc.(a)(b)	64,207	225,367
Ironwood Pharmaceuticals, Inc., Class A(a)	40,807	143,233
Jade Biosciences, Inc.	14,815	208,151
Janux Therapeutics, Inc.(a)	13,436	186,760
KalVista Pharmaceuticals, Inc.(a)(b)	6,561	132,073
Keros Therapeutics, Inc.(a)	7,039	77,711
Kodiak Sciences, Inc.(a)	14,280	544,354
Korro Bio, Inc.(a)(b)	3,272	37,039
Krystal Biotech, Inc.(a)	6,707	1,732,552
Kura Oncology, Inc.(a)(b)	16,863	137,096
Kymera Therapeutics, Inc.(a)	15,202	1,266,175
Larimar Therapeutics, Inc.(a)(b)	17,101	76,955
Schedule of Investments
5

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Lexeo Therapeutics, Inc.(a)(b)	19,200	$ 110,208
Madrigal Pharmaceuticals, Inc.(a)	4,591	2,403,251
MannKind Corp.(a)	82,770	202,787
MapLight Therapeutics, Inc.(a)(b)	10,125	205,841
MeiraGTx Holdings PLC(a)(b)	17,340	150,164
MiMedx Group, Inc.(a)	33,791	133,474
Mineralys Therapeutics, Inc.(a)(b)	11,015	298,396
Mirum Pharmaceuticals, Inc.(a)(b)	10,518	971,653
Moderna, Inc.(a)(b)	95,734	4,863,287
Monte Rosa Therapeutics, Inc.(a)	14,340	235,893
Myriad Genetics, Inc.(a)	23,001	103,505
Natera, Inc.(a)	35,914	7,182,441
Neurocrine Biosciences, Inc.(a)	26,577	3,501,254
Neurogene, Inc.(a)(b)	4,436	89,430
Nkarta, Inc.(a)	8,823	18,617
Novavax, Inc.(a)(b)	41,405	337,037
Nurix Therapeutics, Inc.(a)(b)	27,245	422,298
Nuvalent, Inc., Class A(a)(b)	13,405	1,373,342
Olema Pharmaceuticals, Inc.(a)(b)	17,278	257,615
Organogenesis Holdings, Inc., Class A(a)(b)	31,370	74,347
ORIC Pharmaceuticals, Inc.(a)(b)	17,404	220,509
Oruka Therapeutics, Inc.(a)(b)	10,355	507,913
Palvella Therapeutics, Inc.(a)(b)	1,943	242,195
Perspective Therapeutics, Inc.(a)(b)	14,935	62,279
Praxis Precision Medicines, Inc.(a)	6,845	2,205,391
Precigen, Inc.(a)(b)	61,195	236,825
Prime Medicine, Inc.(a)(b)	10,507	36,564
Protagonist Therapeutics, Inc.(a)	16,000	1,686,400
Prothena Corp. PLC(a)	10,884	105,792
PTC Therapeutics, Inc.(a)	20,052	1,366,143
Recursion Pharmaceuticals, Inc., Class A(a)(b)	97,534	299,429
Regeneron Pharmaceuticals, Inc.	27,484	21,235,238
REGENXBIO, Inc.(a)(b)	9,374	78,554
Relay Therapeutics, Inc.(a)	41,985	417,751
Replimune Group, Inc.(a)	22,803	174,443
Revolution Medicines, Inc.(a)	46,145	4,487,601
Rhythm Pharmaceuticals, Inc.(a)	13,972	1,215,145
Rigel Pharmaceuticals, Inc.(a)(b)	6,448	174,354
Rocket Pharmaceuticals, Inc.(a)	18,887	67,615
Roivant Sciences Ltd.(a)	115,188	3,190,708
Sana Biotechnology, Inc.(a)(b)	49,385	142,229
Sarepta Therapeutics, Inc.(a)	25,165	547,590
Savara, Inc.(a)(b)	42,422	231,624
Scholar Rock Holding Corp.(a)(b)	22,093	1,086,092
SELLAS Life Sciences Group, Inc.(a)(b)	43,694	184,826
Sionna Therapeutics, Inc.(a)	4,296	172,227
Soleno Therapeutics, Inc.(a)(b)	15,988	535,278
Solid Biosciences, Inc.(a)(b)	24,202	174,254
Spyre Therapeutics, Inc.(a)(b)	19,760	996,694
Stoke Therapeutics, Inc.(a)(b)	13,506	439,755
Summit Therapeutics, Inc.(a)(b)	31,522	597,657
Syndax Pharmaceuticals, Inc.(a)(b)	19,859	463,906
Tango Therapeutics, Inc.(a)	32,996	690,276
Taysha Gene Therapies, Inc.(a)(b)	69,615	311,179
Tectonic Therapeutic, Inc.(a)	5,360	165,678
TG Therapeutics, Inc.(a)	40,569	1,347,702
Travere Therapeutics, Inc.(a)	26,903	799,288
Twist Bioscience Corp.(a)	15,266	725,440
Tyra Biosciences, Inc.(a)(b)	6,571	251,669
Ultragenyx Pharmaceutical, Inc.(a)	25,362	531,334
United Therapeutics Corp.(a)	11,503	6,821,049
Upstream Bio, Inc.(a)(b)	9,519	85,671
UroGen Pharma Ltd.(a)(b)	9,551	171,727
Vanda Pharmaceuticals, Inc.(a)	15,031	103,864
Vaxcyte, Inc.(a)	33,871	1,968,244
Vera Therapeutics, Inc., Class A(a)	14,849	597,375
Veracyte, Inc.(a)	20,139	648,677
Verastem, Inc.(a)	30,992	164,258
Vericel Corp.(a)	14,467	465,403
Vertex Pharmaceuticals, Inc.(a)	68,858	30,747,851
Security	Shares	Value
Biotechnology (continued)
Viking Therapeutics, Inc.(a)(b)	27,681	$ 900,740
Vir Biotechnology, Inc.(a)	20,328	182,139
Viridian Therapeutics, Inc.(a)	19,270	376,921
Voyager Therapeutics, Inc.(a)	9,063	34,983
Xencor, Inc.(a)	15,106	182,178
Xenon Pharmaceuticals, Inc.(a)	23,264	1,352,802
Zenas Biopharma, Inc.(a)(b)	4,686	91,611
Zymeworks, Inc.(a)(b)	14,181	355,092
		405,712,976
Broadline Retail — 3.3%
Amazon.com, Inc.(a)	2,604,645	542,469,414
Coupang, Inc., Class A(a)	354,403	6,691,129
Dillard’s, Inc., Class A(b)	767	438,808
eBay, Inc.	122,426	11,143,215
Etsy, Inc.(a)	27,854	1,392,143
Groupon, Inc.(a)(b)	6,675	79,432
Kohl’s Corp.	29,653	382,524
Macy’s, Inc.	74,621	1,349,894
Ollie’s Bargain Outlet Holdings, Inc.(a)	17,191	1,582,260
Savers Value Village, Inc.(a)(b)	6,935	51,596
		565,580,415
Building Products — 0.6%
A. O. Smith Corp.	32,184	2,122,213
AAON, Inc.	17,754	1,469,143
Advanced Drainage Systems, Inc.	19,366	2,655,660
Allegion PLC	23,348	3,392,231
American Woodmark Corp.(a)	4,816	191,821
Apogee Enterprises, Inc.	7,053	236,558
Armstrong World Industries, Inc.	12,259	2,020,283
AZZ, Inc.	8,487	1,061,978
Builders FirstSource, Inc.(a)	29,826	2,455,575
Carlisle Cos., Inc.	11,580	3,863,320
Carrier Global Corp.	211,446	11,906,524
CSW Industrials, Inc.	4,452	1,160,102
Fortune Brands Innovations, Inc.	33,044	1,287,725
Gibraltar Industries, Inc.(a)	8,228	328,050
Griffon Corp.	11,231	816,269
Hayward Holdings, Inc.(a)	53,555	716,566
Insteel Industries, Inc.	5,018	168,655
Janus International Group, Inc.(a)(b)	38,038	195,896
JELD-WEN Holding, Inc.(a)	22,020	27,305
Johnson Controls International PLC	166,064	21,746,081
Lennox International, Inc.	8,503	3,946,497
Masco Corp.	57,378	3,463,910
Masterbrand, Inc.(a)	34,568	287,260
Modine Manufacturing Co.(a)	14,423	3,125,608
Owens Corning	23,225	2,513,409
Quanex Building Products Corp.	11,873	213,358
Resideo Technologies, Inc.(a)	33,150	1,117,487
Simpson Manufacturing Co., Inc.	11,747	2,016,020
Tecnoglass, Inc.	6,021	268,236
Trane Technologies PLC	60,529	25,224,855
Trex Co., Inc.(a)	28,832	1,050,061
UFP Industries, Inc.	16,517	1,521,546
Zurn Elkay Water Solutions Corp.	39,371	1,765,396
		104,335,598
Capital Markets — 3.2%
Acadian Asset Management, Inc.	8,627	469,481
Affiliated Managers Group, Inc.	7,538	2,085,765
Ameriprise Financial, Inc.	25,190	11,194,436
Ares Management Corp., Class A	50,628	5,523,515
Artisan Partners Asset Management, Inc., Class A	15,159	551,636
Bank of New York Mellon Corp. (The)	186,820	22,162,457
BGC Group, Inc., Class A	89,541	875,711
BlackRock, Inc.(c)	41,355	39,771,517
Blackstone, Inc., Class A	200,929	23,104,826
Blue Owl Capital, Inc., Class A	164,649	1,503,245
Brookfield Asset Management Ltd., Class A	103,202	4,587,329
Bullish(a)(b)	8,960	320,141
62026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Carlyle Group, Inc. (The)	70,591	$ 3,415,898
Cboe Global Markets, Inc.	28,776	8,088,070
Charles Schwab Corp. (The)	453,073	42,579,801
CME Group, Inc., Class A	97,551	28,811,688
Cohen & Steers, Inc.	8,047	503,340
Coinbase Global, Inc., Class A(a)	60,356	10,538,761
Diamond Hill Investment Group, Inc., Class A	696	119,782
DigitalBridge Group, Inc., Class A	42,402	653,839
Donnelley Financial Solutions, Inc.(a)	6,522	307,447
Evercore, Inc., Class A	10,115	3,019,429
FactSet Research Systems, Inc.	10,417	2,260,385
Franklin Resources, Inc.	72,791	1,719,323
Freedom Holding Corp.(a)(b)	4,758	689,339
GCM Grosvenor, Inc., Class A	13,169	129,056
Goldman Sachs Group, Inc. (The)	79,776	67,489,698
Hamilton Lane, Inc., Class A	10,730	1,066,562
Houlihan Lokey, Inc., Class A	14,873	2,136,060
Interactive Brokers Group, Inc., Class A	115,968	7,777,974
Intercontinental Exchange, Inc.	154,720	24,334,362
Invesco Ltd.	101,266	2,459,751
Janus Henderson Group PLC	35,061	1,801,084
Jefferies Financial Group, Inc.	41,326	1,705,524
KKR & Co., Inc., Class A	184,950	17,107,875
Lazard, Inc.	24,876	1,056,732
LPL Financial Holdings, Inc.	21,434	6,447,990
Marex Group PLC	14,408	642,309
MarketAxess Holdings, Inc.	9,924	1,637,261
Miami International Holdings, Inc.(a)(b)	6,314	245,741
Moelis & Co., Class A	16,331	930,867
Moody’s Corp.	42,298	18,452,502
Morgan Stanley	307,791	50,653,165
Morningstar, Inc.	6,347	1,072,960
MSCI, Inc., Class A	19,350	10,429,843
Nasdaq, Inc.	122,672	10,413,626
Northern Trust Corp.	51,404	7,174,456
Open Lending Corp., Class A(a)(b)	27,200	34,000
Patria Investments Ltd., Class A	14,467	182,284
Perella Weinberg Partners, Class A	16,191	294,029
Piper Sandler Cos.	18,012	1,378,819
PJT Partners, Inc., Class A	6,359	888,479
Raymond James Financial, Inc.	48,170	6,974,534
Ridgepost Capital, Inc., Class A	9,918	72,005
Robinhood Markets, Inc., Class A(a)	205,837	14,264,504
S&P Global, Inc.	82,519	35,098,631
SEI Investments Co.	27,199	2,134,306
State Street Corp.	76,375	9,666,020
StepStone Group, Inc., Class A	17,666	843,022
Stifel Financial Corp.	41,613	3,076,033
StoneX Group, Inc.(a)	20,190	1,628,323
T Rowe Price Group, Inc.	59,047	5,322,497
TPG, Inc., Class A	34,945	1,415,622
Tradeweb Markets, Inc., Class A	31,901	3,753,472
Victory Capital Holdings, Inc., Class A	11,028	722,113
Virtu Financial, Inc., Class A	21,991	967,164
Virtus Investment Partners, Inc.	1,771	237,934
Webull Corp., Class A(a)(b)	73,246	351,581
WisdomTree, Inc.	40,530	590,117
XP, Inc., Class A	110,214	2,098,475
		542,016,523
Chemicals — 1.2%
AdvanSix, Inc.	7,967	194,395
Air Products & Chemicals, Inc.	60,456	17,561,863
Albemarle Corp.	31,291	5,617,673
American Vanguard Corp.(a)	8,922	22,216
Ashland, Inc.	13,855	770,477
ASP Isotopes, Inc.(a)(b)	20,872	92,254
Aspen Aerogels, Inc.(a)	15,932	54,487
Avient Corp.	23,285	845,245
Axalta Coating Systems Ltd.(a)	61,398	1,700,725
Balchem Corp.	8,249	1,398,041
Security	Shares	Value
Chemicals (continued)
Cabot Corp.	14,280	$ 1,075,427
Celanese Corp., Class A	30,089	1,978,954
CF Industries Holdings, Inc.	43,382	5,632,719
Chemours Co. (The)	38,696	852,473
Core Molding Technologies, Inc.(a)	4,170	93,408
Corteva, Inc.	183,619	15,370,746
Dow, Inc.	190,844	7,948,653
DuPont de Nemours, Inc.	112,994	5,175,125
Eastman Chemical Co.	32,166	2,454,909
Ecolab, Inc.	67,664	17,999,977
Ecovyst, Inc.(a)	25,938	333,563
Element Solutions, Inc.	59,597	2,034,642
FMC Corp.	33,394	575,045
Hawkins, Inc.	5,666	870,298
HB Fuller Co.	15,253	940,805
Huntsman Corp.	45,602	606,963
Ingevity Corp.(a)	9,841	700,974
Innospec, Inc.	6,584	480,764
International Flavors & Fragrances, Inc.	69,165	5,017,921
Intrepid Potash, Inc.(a)	2,924	125,059
Koppers Holdings, Inc.	5,290	204,617
Linde PLC	127,460	63,189,570
LSB Industries, Inc.(a)	19,701	293,545
LyondellBasell Industries NV, Class A	70,243	5,658,776
Mativ Holdings, Inc.	13,952	121,382
Minerals Technologies, Inc.	8,176	579,842
Mosaic Co. (The)	84,227	2,147,788
NewMarket Corp.	1,588	1,017,829
Olin Corp.	33,815	1,005,320
Orion SA	16,174	105,131
Perimeter Solutions, Inc.(a)(b)	38,936	950,817
PPG Industries, Inc.	61,918	6,617,796
PureCycle Technologies, Inc.(a)(b)	28,075	145,709
Quaker Chemical Corp.	3,590	445,986
Rayonier Advanced Materials, Inc.(a)(b)	16,412	181,681
RPM International, Inc.	35,019	3,480,889
Scotts Miracle-Gro Co. (The)	10,852	659,910
Sensient Technologies Corp.	11,551	998,468
Sherwin-Williams Co. (The)	62,497	20,033,413
Solstice Advanced Materials, Inc.	43,001	3,274,956
Stepan Co.	6,177	308,726
Tronox Holdings PLC, Class A	34,405	336,137
Westlake Corp.	9,149	1,068,786
		211,352,875
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	17,732	683,037
ACCO Brands Corp.	28,106	84,318
ACV Auctions, Inc., Class A(a)	41,834	177,376
BrightView Holdings, Inc.(a)	14,086	166,074
Brink’s Co. (The)	11,793	1,222,109
Casella Waste Systems, Inc., Class A(a)(b)	17,482	1,387,022
Cimpress PLC(a)	4,504	328,792
Cintas Corp.	93,452	15,806,471
Clean Harbors, Inc.(a)	13,644	3,912,144
Copart, Inc.(a)	240,102	7,971,386
CoreCivic, Inc.(a)	30,920	584,697
Deluxe Corp.	11,018	303,436
Ennis, Inc.	6,586	141,072
Enviri Corp.(a)	23,198	455,145
GEO Group, Inc. (The)(a)	33,516	563,404
Healthcare Services Group, Inc.(a)	20,459	379,514
HNI Corp.	18,628	621,989
Interface, Inc., Class A	14,597	363,757
Liquidity Services, Inc.(a)	6,824	208,610
MillerKnoll, Inc.	21,277	307,665
Montrose Environmental Group, Inc.(a)	9,084	198,849
MSA Safety, Inc.	9,748	1,598,185
OPENLANE, Inc.(a)	28,828	840,336
Pitney Bowes, Inc.	49	541
RB Global, Inc.	50,438	4,834,482
Schedule of Investments
7

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	54,668	$ 11,973,385
Rollins, Inc.	81,309	4,342,714
Tetra Tech, Inc.	71,980	2,168,038
UniFirst Corp.	4,166	1,048,124
Veralto Corp.	67,216	5,943,239
Vestis Corp.(a)	40,906	321,521
Waste Management, Inc.	100,728	23,146,287
		92,083,719
Communications Equipment — 1.1%
ADTRAN Holdings, Inc.(a)(b)	18,718	235,472
Applied Optoelectronics, Inc.(a)(b)	18,050	1,526,850
Arista Networks, Inc.(a)	280,430	34,431,195
Aviat Networks, Inc.(a)	3,580	80,944
Calix, Inc.(a)	14,694	719,859
Ciena Corp.(a)	38,430	14,919,679
Cisco Systems, Inc.	1,080,872	83,864,859
Clearfield, Inc.(a)(b)	3,447	91,242
Digi International, Inc.(a)	8,762	422,328
Extreme Networks, Inc.(a)	35,540	535,943
F5, Inc.(a)(b)	15,385	4,451,342
Harmonic, Inc.(a)	32,478	291,652
Lumentum Holdings, Inc.(a)(b)	19,205	13,496,506
Motorola Solutions, Inc.	45,086	19,565,971
NETGEAR, Inc.(a)	8,858	193,459
NetScout Systems, Inc.(a)	16,748	532,419
Ribbon Communications, Inc.(a)	23,715	50,276
Ubiquiti, Inc.	1,069	844,820
Viasat, Inc.(a)	31,504	1,442,883
Viavi Solutions, Inc.(a)	58,867	1,959,094
Vistance Networks, Inc.(a)	61,798	1,124,724
		180,781,517
Construction & Engineering — 0.5%
AECOM	36,062	3,058,779
Ameresco, Inc., Class A(a)(b)	8,086	206,193
API Group Corp.(a)	99,438	4,029,228
Arcosa, Inc.	12,941	1,373,558
Argan, Inc.	3,885	2,115,965
Bowman Consulting Group Ltd.(a)	3,375	95,985
Centuri Holdings, Inc.(a)	21,719	634,412
Comfort Systems U.S.A., Inc.	9,394	12,954,232
Construction Partners, Inc., Class A(a)(b)	11,855	1,317,328
Dycom Industries, Inc.(a)	7,931	2,687,181
EMCOR Group, Inc.	11,938	8,813,945
Everus Construction Group, Inc.(a)	13,187	1,556,857
Fluor Corp.(a)	45,779	2,135,590
Granite Construction, Inc.	11,182	1,340,498
Great Lakes Dredge & Dock Corp.(a)(b)	14,884	253,028
IES Holdings, Inc.(a)(b)	2,550	1,214,998
Legence Corp., Class A(a)(b)	9,937	561,043
Limbach Holdings, Inc.(a)(b)	2,575	200,979
MasTec, Inc.(a)	16,955	5,455,102
MYR Group, Inc.(a)	4,118	1,162,594
NWPX Infrastructure, Inc.(a)	4,044	314,866
Primoris Services Corp.	13,794	1,973,094
Quanta Services, Inc.	39,815	21,859,231
Sterling Infrastructure, Inc.(a)	8,345	3,398,668
Tutor Perini Corp.	13,415	1,035,504
Valmont Industries, Inc.	5,573	2,226,804
WillScot Holdings Corp., Class A	49,832	865,083
		82,840,745
Construction Materials — 0.2%
CRH PLC	183,086	19,246,000
Eagle Materials, Inc.	9,115	1,726,837
James Hardie Industries PLC(a)(b)	41,373	783,605
Knife River Corp.(a)(b)	15,463	1,262,554
Martin Marietta Materials, Inc.	16,193	9,532,495
United States Lime & Minerals, Inc.(b)	3,467	452,825
Vulcan Materials Co.	35,781	9,743,166
		42,747,482
Security	Shares	Value
Consumer Finance — 0.6%
Ally Financial, Inc.	72,754	$ 2,854,139
American Express Co.	146,848	44,418,583
Bread Financial Holdings, Inc.	11,414	854,794
Capital One Financial Corp.	166,707	30,412,358
Credit Acceptance Corp.(a)(b)	1,202	508,999
Dave, Inc., Class A(a)	2,963	515,829
Encore Capital Group, Inc.(a)	6,586	461,810
Enova International, Inc.(a)	7,326	995,091
Figure Technology Solutions, Inc., Class A(a)(b)	9,420	319,809
FirstCash Holdings, Inc.	10,929	2,054,652
Green Dot Corp., Class A(a)	14,412	161,703
LendingClub Corp.(a)	26,017	372,563
LendingTree, Inc.(a)	3,912	167,747
Navient Corp.	25,629	209,645
Nelnet, Inc., Class A	3,280	422,989
NerdWallet, Inc., Class A(a)	5,995	62,228
OneMain Holdings, Inc.	32,580	1,742,704
PRA Group, Inc.(a)	9,674	169,295
PROG Holdings, Inc.	10,779	309,249
Regional Management Corp.	3,425	110,456
SLM Corp.	57,834	1,238,226
SoFi Technologies, Inc.(a)(b)	328,453	5,215,834
Synchrony Financial	94,190	6,406,804
Upstart Holdings, Inc.(a)(b)	22,952	588,719
World Acceptance Corp.(a)	995	134,365
		100,708,591
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	95,716	1,631,001
Andersons, Inc. (The)	9,946	713,924
BJ’s Wholesale Club Holdings, Inc.(a)	35,450	3,488,989
Casey’s General Stores, Inc.	10,100	7,351,386
Chefs’ Warehouse, Inc. (The)(a)	10,622	631,478
Costco Wholesale Corp.	120,519	120,088,747
Dollar General Corp.	59,745	7,093,524
Dollar Tree, Inc.(a)	52,169	5,713,027
Grocery Outlet Holding Corp.(a)	26,497	186,804
Ingles Markets, Inc., Class A	4,282	384,909
Kroger Co. (The)	157,537	11,399,377
Maplebear, Inc.(a)	46,482	1,741,216
Natural Grocers by Vitamin Cottage, Inc.	3,584	92,646
Performance Food Group Co.(a)	42,244	3,618,621
PriceSmart, Inc.	7,442	1,120,021
Sprouts Farmers Market, Inc.(a)	26,680	2,057,828
Sysco Corp.	130,950	9,340,663
Target Corp.	122,674	14,868,089
U.S. Foods Holding Corp.(a)(b)	60,147	5,546,155
United Natural Foods, Inc.(a)	14,245	641,880
Walmart, Inc.	1,180,549	146,718,630
Weis Markets, Inc.	4,791	327,656
		344,756,571
Containers & Packaging — 0.2%
Amcor PLC	123,514	4,909,682
AptarGroup, Inc.	17,562	2,213,163
Ardagh Metal Packaging SA	41,863	169,545
Avery Dennison Corp.	20,822	3,595,543
Ball Corp.	73,455	4,341,925
Crown Holdings, Inc.	31,585	3,166,396
Graphic Packaging Holding Co.	78,694	782,218
Greif, Inc., Class A, NVS	6,394	428,846
Greif, Inc., Class B	2,017	176,568
International Paper Co.	141,949	5,067,579
Myers Industries, Inc.	9,823	208,051
O-I Glass, Inc.(a)	44,129	463,796
Packaging Corp. of America	24,246	5,145,486
Ranpak Holdings Corp., Class A(a)(b)	18,145	64,778
Sealed Air Corp.	37,117	1,560,770
Silgan Holdings, Inc.	22,294	865,007
Smurfit Westrock PLC	140,255	5,589,162
82026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Sonoco Products Co.	26,366	$ 1,426,137
TriMas Corp.	9,972	358,394
		40,533,046
Distributors — 0.0%
Genuine Parts Co.	37,472	3,962,664
GigaCloud Technology, Inc., Class A(a)	6,293	285,576
Gold.com, Inc.	5,210	208,817
LKQ Corp.	71,470	2,099,074
Pool Corp.	8,927	1,806,200
		8,362,331
Diversified Consumer Services — 0.1%
ADT, Inc.	138,040	906,923
American Public Education, Inc.(a)	4,669	265,573
Bright Horizons Family Solutions, Inc.(a)	15,145	1,243,859
Carriage Services, Inc.	3,950	180,357
Coursera, Inc.(a)(b)	35,224	205,004
Covista, Inc.(a)	10,691	1,232,138
Driven Brands Holdings, Inc.(a)(b)	17,172	216,539
Duolingo, Inc., Class A(a)	10,007	986,390
European Wax Center, Inc., Class A(a)	6,885	39,795
Frontdoor, Inc.(a)	20,407	1,078,714
Graham Holdings Co., Class B	856	905,015
Grand Canyon Education, Inc.(a)	8,150	1,385,744
H&R Block, Inc.	37,021	1,175,046
KinderCare Learning Cos., Inc.(a)(b)	8,705	19,151
Laureate Education, Inc., Class A(a)	35,735	1,245,007
Liberty Live Holdings, Inc., Class A(a)	5,075	465,073
Liberty Live Holdings, Inc., Class C, NVS(a)	12,405	1,167,435
Lincoln Educational Services Corp.(a)	11,579	471,034
Matthews International Corp., Class A	8,014	206,921
Mister Car Wash, Inc.(a)	20,445	142,502
OneSpaWorld Holdings Ltd.	27,720	636,174
Perdoceo Education Corp.	20,693	769,986
Service Corp. International	38,721	3,194,870
Strategic Education, Inc.	5,964	494,773
Stride, Inc.(a)	11,283	994,822
Udemy, Inc.(a)	22,606	104,440
Universal Technical Institute, Inc.(a)(b)	13,962	504,028
		20,237,313
Diversified REITs — 0.0%
AH Realty Trust, Inc.	14,986	82,423
American Assets Trust, Inc.	12,605	232,058
Broadstone Net Lease, Inc.	47,134	861,138
CTO Realty Growth, Inc.	6,774	125,251
Essential Properties Realty Trust, Inc.	53,087	1,611,722
Gladstone Commercial Corp.	9,903	113,191
Global Net Lease, Inc.	55,642	520,809
NexPoint Diversified Real Estate Trust	12,491	58,333
WP Carey, Inc.	58,969	4,007,533
		7,612,458
Diversified Telecommunication Services — 0.9%
Anterix, Inc.(a)(b)	3,236	123,583
AST SpaceMobile, Inc., Class A(a)(b)	59,616	4,940,378
AT&T Inc.	1,877,823	54,438,089
ATN International, Inc.	3,100	84,382
Bandwidth, Inc., Class A(a)	8,609	153,412
Cogent Communications Holdings, Inc.	11,687	220,183
Comcast Corp., Class A	979,044	28,108,353
GCI Liberty, Inc., Class A(a)	833	30,696
GCI Liberty, Inc., Class C, NVS(a)	8,377	311,708
Globalstar, Inc.(a)	14,181	941,902
IDT Corp., Class B	5,317	261,065
Iridium Communications, Inc.	28,730	796,970
Liberty Global Ltd., Class A(a)	44,804	541,680
Liberty Global Ltd., Class C, NVS(a)	46,445	544,800
Liberty Latin America Ltd., Class A(a)	12,034	103,974
Liberty Latin America Ltd., Class C, NVS(a)(b)	43,323	382,109
Lumen Technologies, Inc.(a)	271,602	1,887,634
Security	Shares	Value
Diversified Telecommunication Services (continued)
Uniti Group, Inc.(a)	37,543	$ 352,153
Verizon Communications, Inc.	1,145,033	57,480,657
		151,703,728
Electric Utilities — 1.6%
Alliant Energy Corp.	68,375	4,906,590
American Electric Power Co., Inc.	145,825	19,114,741
Constellation Energy Corp.	85,037	23,746,582
Duke Energy Corp.	211,779	27,730,342
Edison International	103,462	7,571,349
Entergy Corp.	120,748	13,567,245
Evergy, Inc.	62,610	5,129,011
Eversource Energy	100,369	6,953,564
Exelon Corp.	276,294	13,543,932
FirstEnergy Corp.	148,105	7,502,999
Genie Energy Ltd., Class B	3,984	56,334
Hawaiian Electric Industries, Inc.(a)	44,447	659,594
IDACORP, Inc.	14,487	2,071,207
MGE Energy, Inc.	9,604	742,293
NextEra Energy, Inc.	566,990	52,662,031
NRG Energy, Inc.	54,985	8,035,508
OGE Energy Corp.	55,769	2,674,681
Oklo, Inc., Class A(a)(b)	32,769	1,625,015
Otter Tail Corp.	10,699	939,051
PG&E Corp.	590,660	10,377,896
Pinnacle West Capital Corp.	32,832	3,307,824
Portland General Electric Co.	31,105	1,641,411
PPL Corp.	201,729	7,706,048
Southern Co. (The)	298,466	28,807,938
TXNM Energy, Inc.	25,438	1,487,106
Xcel Energy, Inc.	160,052	12,714,531
		265,274,823
Electrical Equipment — 1.3%
Acuity, Inc.	8,648	2,423,343
Allient, Inc.(b)	3,550	209,770
American Superconductor Corp.(a)(b)	11,994	405,997
AMETEK, Inc.	62,760	13,453,234
Amprius Technologies, Inc.(a)(b)	32,968	555,840
Array Technologies, Inc.(a)(b)	41,544	300,363
Atkore, Inc.	10,083	593,990
Bloom Energy Corp., Class A(a)	58,819	7,969,386
Eaton Corp. PLC	106,246	38,001,007
Emerson Electric Co.	153,416	20,100,564
EnerSys	10,302	1,789,663
Enovix Corp.(a)(b)	38,681	200,368
Eos Energy Enterprises, Inc., Class A(a)(b)	84,679	420,008
Fluence Energy, Inc., Class A(a)	15,667	215,578
GE Vernova, Inc.	73,246	63,936,433
Generac Holdings, Inc.(a)	15,716	3,069,806
Hubbell, Inc.	14,599	7,164,313
Hyliion Holdings Corp., Class A(a)(b)	55,289	97,309
LSI Industries, Inc.	9,098	169,223
NANO Nuclear Energy, Inc.(a)(b)	6,580	134,758
Nextpower, Inc., Class A(a)	38,833	4,681,318
NuScale Power Corp., Class A(a)(b)	33,857	367,010
nVent Electric PLC	43,198	5,109,459
Plug Power, Inc.(a)(b)	367,906	831,468
Powell Industries, Inc.	2,529	1,368,391
Power Solutions International, Inc.(a)(b)	2,806	170,829
Preformed Line Products Co.	891	241,238
Regal Rexnord Corp.	17,561	3,288,473
Rockwell Automation, Inc.	30,578	10,973,833
Sensata Technologies Holding PLC	40,865	1,439,265
Shoals Technologies Group, Inc., Class A(a)(b)	43,503	286,250
Sunrun, Inc.(a)	54,296	736,254
T1 Energy, Inc.(a)(b)	59,282	260,248
Thermon Group Holdings, Inc.(a)	8,860	446,544
Vertiv Holdings Co., Class A	103,467	25,926,761
Vicor Corp.(a)	5,607	902,727
		218,241,021
Schedule of Investments
9

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.0%
908 Devices, Inc.(a)(b)	8,008	$ 49,009
Advanced Energy Industries, Inc.	9,696	3,128,996
Aeva Technologies, Inc.(a)(b)	8,184	107,701
Amphenol Corp., Class A	330,530	41,762,466
Arlo Technologies, Inc.(a)	21,938	312,178
Arrow Electronics, Inc.(a)	14,513	2,081,309
Avnet, Inc.	21,766	1,341,221
Badger Meter, Inc.	8,169	1,244,547
Bel Fuse, Inc., Class B, NVS(b)	2,782	550,780
Belden, Inc.	11,335	1,301,598
Benchmark Electronics, Inc.	10,774	603,991
CDW Corp.	35,061	4,243,082
Climb Global Solutions, Inc.	3,140	62,235
Cognex Corp.	45,883	2,247,808
Coherent Corp.(a)	47,445	11,301,874
Corning, Inc.	212,399	28,879,892
Crane NXT Co.	12,777	518,618
CTS Corp.	8,381	400,277
Daktronics, Inc.(a)	13,846	270,689
ePlus, Inc.	7,684	578,221
Evolv Technologies Holdings, Inc., Class A(a)(b)	34,686	209,850
Fabrinet(a)	9,549	4,979,995
Flex Ltd.(a)	100,306	6,566,031
Ingram Micro Holding Corp.(b)	7,486	174,499
Insight Enterprises, Inc.(a)	7,443	498,755
IPG Photonics Corp.(a)	6,691	766,722
Itron, Inc.(a)	11,937	1,069,913
Jabil, Inc.	28,151	7,477,750
Keysight Technologies, Inc.(a)	46,709	13,189,220
Kimball Electronics, Inc.(a)	6,113	144,817
Knowles Corp.(a)	26,401	677,978
Littelfuse, Inc.	6,368	2,160,981
Methode Electronics, Inc.	9,402	51,899
MicroVision, Inc.(a)(b)	42,236	27,082
Mirion Technologies, Inc., Class A(a)	64,677	1,202,345
Napco Security Technologies, Inc.	10,329	406,859
nLight, Inc.(a)(b)	11,033	629,102
Novanta, Inc.(a)	9,925	1,172,242
OSI Systems, Inc.(a)	4,616	1,225,594
Ouster, Inc., Class A(a)(b)	14,566	267,577
PC Connection, Inc.	3,023	176,725
Plexus Corp.(a)	7,548	1,528,772
Powerfleet, Inc. NJ(a)	32,117	98,920
Ralliant Corp.	30,339	1,261,799
Rogers Corp.(a)	5,073	544,485
Sanmina Corp.(a)	14,183	1,838,684
ScanSource, Inc.(a)	6,915	251,015
TD SYNNEX Corp.	21,500	3,627,265
Teledyne Technologies, Inc.(a)	12,536	7,584,405
TTM Technologies, Inc.(a)	28,733	2,799,169
Vishay Intertechnology, Inc.	32,733	589,194
Vishay Precision Group, Inc.(a)(b)	3,300	143,286
Vontier Corp.	43,264	1,534,574
Zebra Technologies Corp., Class A(a)	13,683	2,860,842
		168,724,838
Energy Equipment & Services — 0.5%
Archrock, Inc.	47,510	1,653,348
Atlas Energy Solutions, Inc.	18,213	238,955
Baker Hughes Co., Class A	270,544	16,516,711
Borr Drilling Ltd.	63,577	366,839
Bristow Group, Inc.	6,258	293,438
Cactus, Inc., Class A	17,609	834,138
Core Laboratories, Inc.	12,479	209,522
DMC Global, Inc.(a)	6,489	33,808
Expro Group Holdings NV(a)	25,810	449,352
Flowco Holdings, Inc., Class A	7,290	150,174
Forum Energy Technologies, Inc.(a)	3,044	178,561
Halliburton Co.	230,482	8,986,493
Helix Energy Solutions Group, Inc.(a)	36,160	357,622
Helmerich & Payne, Inc.	27,354	985,565
Security	Shares	Value
Energy Equipment & Services (continued)
Innovex International, Inc.(a)	10,068	$ 245,559
Kodiak Gas Services, Inc.	24,688	1,439,804
Liberty Energy, Inc., Class A	41,809	1,204,099
Nabors Industries Ltd.(a)	2,274	195,700
National Energy Services Reunited Corp.(a)(b)	16,355	351,142
Noble Corp. PLC	33,875	1,662,246
NOV, Inc.	106,404	2,001,459
Oceaneering International, Inc.(a)	25,066	889,091
Oil States International, Inc.(a)	23,387	272,225
Patterson-UTI Energy, Inc.	107,040	1,159,243
ProFrac Holding Corp., Class A(a)(b)	8,300	51,460
ProPetro Holding Corp.(a)	20,263	291,990
RPC, Inc.	21,046	149,006
Seadrill Ltd.(a)	19,949	907,680
Select Water Solutions, Inc., Class A	22,860	349,758
SLB Ltd.	408,652	21,000,626
Solaris Energy Infrastructure, Inc., Class A	10,935	617,937
TechnipFMC PLC	108,731	7,516,574
TETRA Technologies, Inc.(a)	42,983	366,215
Tidewater, Inc.(a)	13,216	1,104,197
Transocean Ltd.(a)(b)	240,848	1,596,822
Valaris Ltd.(a)	15,890	1,557,856
Weatherford International PLC	19,660	1,859,443
		78,044,658
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(a)(b)	91,142	89,319
Atlanta Braves Holdings, Inc., Class A(a)(b)	3,171	149,513
Atlanta Braves Holdings, Inc., Class C, NVS(a)(b)	13,608	581,062
Cinemark Holdings, Inc.	29,609	844,449
Electronic Arts, Inc.	68,006	13,864,383
IMAX Corp.(a)(b)	9,548	362,919
Liberty Media Corp. - Liberty Formula One, Class A(a)	6,649	519,154
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	57,356	4,876,407
Lionsgate Studios Corp.(a)(b)	50,265	482,041
Live Nation Entertainment, Inc.(a)	42,491	6,480,302
Madison Square Garden Entertainment Corp., Class A(a)	11,485	676,581
Madison Square Garden Sports Corp., Class A(a)	4,351	1,398,411
Marcus Corp. (The)	7,362	126,406
Netflix, Inc.(a)	1,150,408	110,611,729
Playstudios, Inc., Class A(a)(b)	27,973	13,125
Playtika Holding Corp.	25,787	71,688
ROBLOX Corp., Class A(a)	167,998	9,501,967
Roku, Inc., Class A(a)	35,429	3,352,292
Sphere Entertainment Co., Class A(a)	6,968	818,043
Spotify Technology SA(a)	41,755	20,247,417
Starz Entertainment Corp.(a)	3,395	39,043
Take-Two Interactive Software, Inc.(a)	49,394	9,755,315
TKO Group Holdings, Inc., Class A	18,550	3,740,608
Vivid Seats, Inc., Class A(a)(b)	1,132	6,690
Walt Disney Co. (The)	481,963	46,451,594
Warner Bros Discovery, Inc., Class A(a)	629,865	17,296,093
		252,356,551
Financial Services — 3.4%
Acacia Research Corp.(a)(b)	31,269	150,404
Affirm Holdings, Inc., Class A(a)	76,193	3,491,163
Alerus Financial Corp.	5,650	133,961
Apollo Global Management, Inc.	114,094	12,712,353
Banco Latinoamericano de Comercio Exterior SA, Class E	11,034	563,617
Berkshire Hathaway, Inc., Class B(a)	500,802	239,984,318
Better Home & Finance Holding Co.(a)(b)	2,912	103,725
Block, Inc., Class A(a)	146,916	8,841,405
Burford Capital Ltd.	53,722	242,823
Cannae Holdings, Inc.	16,967	192,915
Cantaloupe, Inc.(a)(b)	24,882	268,974
Cass Information Systems, Inc.	3,447	151,737
102026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Compass Diversified Holdings	20,498	$ 161,114
Corpay, Inc.(a)	18,528	5,391,463
Enact Holdings, Inc.	8,585	350,354
Equitable Holdings, Inc.	77,707	2,883,707
Essent Group Ltd.	26,555	1,551,874
Euronet Worldwide, Inc.(a)	11,164	740,955
EVERTEC, Inc.	19,364	546,452
Federal Agricultural Mortgage Corp., Class C, NVS	2,554	378,886
Fidelity National Information Services, Inc.	140,691	6,599,815
Fiserv, Inc.(a)	146,289	8,162,926
Flywire Corp.(a)(b)	30,736	357,767
Global Payments, Inc.	65,904	4,435,339
HA Sustainable Infrastructure Capital, Inc.	31,997	1,175,890
International Money Express, Inc.(a)	9,676	152,881
Jack Henry & Associates, Inc.	20,173	3,188,141
Jackson Financial, Inc., Class A	17,898	1,892,177
Marqeta, Inc., Class A(a)(b)	102,726	419,122
Mastercard, Inc., Class A	218,253	109,052,294
Merchants Bancorp	5,263	225,835
MGIC Investment Corp.	62,956	1,652,595
NCR Atleos Corp.(a)	21,690	945,250
NewtekOne, Inc.	6,718	73,562
NMI Holdings, Inc., Class A(a)	22,415	840,787
Onity Group, Inc.(a)	3,502	137,523
Pagseguro Digital Ltd., Class A	53,230	533,365
Payoneer Global, Inc.(a)	73,558	355,285
PayPal Holdings, Inc.	253,760	11,477,565
Paysafe Ltd.(a)(b)	7,860	53,527
Paysign, Inc.(a)	30,744	181,390
PennyMac Financial Services, Inc., Class A	8,437	737,394
Priority Technology Holdings, Inc.(a)(b)	15,981	75,430
Radian Group, Inc.	39,954	1,321,678
Remitly Global, Inc.(a)	44,337	694,761
Repay Holdings Corp., Class A(a)(b)	21,117	54,904
Rocket Cos., Inc., Class A(a)	257,872	3,674,676
Sezzle, Inc.(a)	3,554	224,933
Shift4 Payments, Inc., Class A(a)(b)	18,705	817,970
StoneCo Ltd., Class A(a)(b)	74,652	1,054,086
TFS Financial Corp.	15,378	216,061
Toast, Inc., Class A(a)	124,462	3,299,488
UWM Holdings Corp., Class A	33,527	121,368
Velocity Financial, Inc.(a)	7,898	142,875
Visa, Inc., Class A	456,800	138,063,232
Voya Financial, Inc.	26,337	1,799,344
Walker & Dunlop, Inc.	9,570	424,717
Waterstone Financial, Inc.	8,369	150,893
Western Union Co. (The)	69,996	611,065
WEX, Inc.(a)	9,161	1,401,999
		585,642,110
Food Products — 0.5%
Archer-Daniels-Midland Co.	129,391	9,405,432
B&G Foods, Inc.	17,106	82,280
Beyond Meat, Inc.(a)(b)	15,262	10,708
BRC, Inc., Class A(a)(b)	14,293	11,094
Bunge Global SA	35,910	4,567,752
Calavo Growers, Inc.	4,189	108,034
Cal-Maine Foods, Inc.	11,818	935,395
Campbell’s Co. (The)	51,357	1,143,720
Conagra Brands, Inc.	127,801	2,009,032
Darling Ingredients, Inc.(a)	42,902	2,653,489
Dole PLC	19,030	271,939
Flowers Foods, Inc.	49,998	407,484
Fresh Del Monte Produce, Inc.	9,060	364,756
Freshpet, Inc.(a)	12,298	725,090
General Mills, Inc.	144,481	5,377,583
Hain Celestial Group, Inc. (The)(a)(b)	23,698	16,536
Hershey Co. (The)	39,043	8,116,649
Hormel Foods Corp.	79,181	1,793,450
Ingredion, Inc.	18,118	2,041,174
J & J Snack Foods Corp.	4,168	330,397
Security	Shares	Value
Food Products (continued)
J M Smucker Co. (The)	27,663	$ 2,667,820
John B Sanfilippo & Son, Inc.	1,994	158,184
Kraft Heinz Co. (The)	230,436	5,182,506
Lamb Weston Holdings, Inc.	39,228	1,657,775
Limoneira Co.	7,513	100,824
Mama’s Creations, Inc.(a)	12,477	191,397
Marzetti Co. (The)	5,119	708,111
McCormick & Co., Inc., NVS	68,666	3,463,513
Mission Produce, Inc.(a)(b)	10,594	145,773
Mondelez International, Inc., Class A	352,803	20,335,565
Pilgrim’s Pride Corp.	10,546	398,217
Post Holdings, Inc.(a)	13,522	1,336,785
Seaboard Corp.	75	424,052
Seneca Foods Corp., Class A(a)	2,122	320,677
Simply Good Foods Co. (The)(a)	23,101	331,499
Smithfield Foods, Inc.	14,135	395,356
SunOpta, Inc.(a)	28,328	183,565
Tootsie Roll Industries, Inc.	4,874	208,217
Tyson Foods, Inc., Class A	76,062	4,873,292
Utz Brands, Inc., Class A	15,783	125,001
Vital Farms, Inc.(a)(b)	8,826	124,623
Westrock Coffee Co.(a)(b)	10,178	43,257
		83,748,003
Gas Utilities — 0.1%
Atmos Energy Corp.	42,974	7,938,158
Brookfield Infrastructure Corp., Class A	31,987	1,264,126
Chesapeake Utilities Corp.	5,922	748,363
MDU Resources Group, Inc.	52,750	1,092,980
National Fuel Gas Co.	24,823	2,332,369
New Jersey Resources Corp.	26,697	1,466,199
Northwest Natural Holding Co.	12,063	641,993
ONE Gas, Inc.	16,816	1,448,362
Southwest Gas Holdings, Inc.	17,361	1,508,671
Spire, Inc.	15,876	1,437,413
UGI Corp.	57,030	2,077,033
		21,955,667
Ground Transportation — 0.9%
ArcBest Corp.	6,244	614,160
Avis Budget Group, Inc.(a)(b)	4,232	617,237
Covenant Logistics Group, Inc., Class A	7,546	204,874
CSX Corp.	511,067	20,979,300
FTAI Infrastructure, Inc.	32,909	162,570
Heartland Express, Inc.	12,039	125,206
Hertz Global Holdings, Inc.(a)(b)	36,057	166,223
JB Hunt Transport Services, Inc.	21,067	4,464,097
Knight-Swift Transportation Holdings, Inc.	42,541	2,449,511
Landstar System, Inc.	9,332	1,496,013
Lyft, Inc., Class A(a)	103,044	1,370,485
Marten Transport Ltd.	14,276	187,444
Norfolk Southern Corp.	61,071	17,527,377
Old Dominion Freight Line, Inc.	50,304	9,829,402
RXO, Inc.(a)	42,878	626,876
Ryder System, Inc.	11,069	2,265,935
Saia, Inc.(a)	7,173	2,519,731
Schneider National, Inc., Class B	14,970	394,609
Uber Technologies, Inc.(a)	547,572	39,386,854
U-Haul Holding Co.(a)(b)	2,344	111,996
U-Haul Holding Co., NVS	27,038	1,207,788
Union Pacific Corp.	162,166	39,344,715
Universal Logistics Holdings, Inc.	3,562	75,301
Werner Enterprises, Inc.	16,558	486,971
XPO, Inc.(a)	30,546	5,942,724
		152,557,399
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	469,924	48,247,097
Accuray, Inc.(a)(b)	29,811	11,570
Align Technology, Inc.(a)	18,498	3,171,112
Alphatec Holdings, Inc.(a)	33,629	365,884
AngioDynamics, Inc.(a)	10,336	117,520
Schedule of Investments
11

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Artivion, Inc.(a)	10,678	$ 391,028
AtriCure, Inc.(a)	12,182	347,552
Avanos Medical, Inc.(a)	12,206	171,006
Axogen, Inc.(a)	11,092	367,478
Baxter International, Inc.	137,733	2,313,914
Becton Dickinson & Co.	77,239	12,144,288
Beta Bionics, Inc.(a)(b)	11,011	110,330
Bioventus, Inc., Class A(a)(b)	14,806	135,179
Boston Scientific Corp.(a)	401,276	25,180,069
Butterfly Network, Inc., Class A(a)	52,547	212,290
Ceribell, Inc.(a)(b)	8,201	150,324
Cerus Corp.(a)(b)	37,803	68,801
ClearPoint Neuro, Inc.(a)(b)	10,771	98,016
CONMED Corp.	7,932	280,476
Cooper Cos., Inc. (The)(a)	54,987	3,931,570
CVRx, Inc.(a)(b)	5,209	49,277
DENTSPLY SIRONA, Inc.	53,344	618,790
Dexcom, Inc.(a)	105,718	6,639,090
Edwards Lifesciences Corp.(a)	157,407	12,605,153
Embecta Corp.	16,289	143,995
Enovis Corp.(a)	14,145	321,799
Envista Holdings Corp.(a)	43,657	1,107,578
GE HealthCare Technologies, Inc.	123,098	8,762,116
Glaukos Corp.(a)	15,006	1,615,546
Globus Medical, Inc., Class A(a)	30,243	2,605,737
Haemonetics Corp.(a)	13,856	780,924
Hologic, Inc.(a)	60,980	4,609,478
ICU Medical, Inc.(a)	6,040	780,066
IDEXX Laboratories, Inc.(a)	21,591	12,131,767
Inogen, Inc.(a)	4,725	29,201
Inspire Medical Systems, Inc.(a)	7,793	401,963
Insulet Corp.(a)	19,215	4,032,076
Integer Holdings Corp.(a)	9,204	809,952
Integra LifeSciences Holdings Corp.(a)	19,527	183,944
Intuitive Surgical, Inc.(a)	95,996	44,253,196
iRadimed Corp.	2,787	268,277
IRhythm Holdings, Inc.(a)	8,971	1,058,757
Kestra Medical Technologies Ltd.(a)(b)	6,526	130,063
Lantheus Holdings, Inc.(a)	19,055	1,445,322
LeMaitre Vascular, Inc.	4,820	526,199
LivaNova PLC(a)	13,955	886,980
Masimo Corp.(a)	11,642	2,070,763
Medline, Inc., Class A(a)	87,925	3,912,663
Medtronic PLC	347,954	30,150,214
Merit Medical Systems, Inc.(a)	15,714	1,083,166
Neogen Corp.(a)	57,790	536,869
NeuroPace, Inc.(a)	11,205	147,346
Novocure Ltd.(a)	27,216	296,654
Omnicell, Inc.(a)	11,718	391,147
OraSure Technologies, Inc.(a)(b)	20,911	62,733
Orthofix Medical, Inc.(a)	9,192	105,432
OrthoPediatrics Corp.(a)(b)	2,893	45,912
Penumbra, Inc.(a)	10,429	3,424,571
PROCEPT BioRobotics Corp.(a)(b)	14,023	350,715
Pulmonx Corp.(a)	8,123	10,479
Pulse Biosciences, Inc.(a)(b)	9,423	203,443
QuidelOrtho Corp.(a)	16,829	276,500
ResMed, Inc.	39,655	8,901,754
RxSight, Inc.(a)	8,255	50,851
SI-BONE, Inc.(a)(b)	13,969	176,428
Solventum Corp.(a)	39,932	2,607,560
STAAR Surgical Co.(a)	12,792	239,210
STERIS PLC	26,545	5,869,896
Strive, Inc., Class A(a)(b)	17,172	172,063
Stryker Corp.	93,342	30,671,248
Tactile Systems Technology, Inc.(a)(b)	7,320	191,272
Tandem Diabetes Care, Inc.(a)	16,571	317,666
Teleflex, Inc.	12,959	1,550,026
TransMedics Group, Inc.(a)(b)	8,863	881,071
Treace Medical Concepts, Inc.(a)	10,858	14,550
Security	Shares	Value
Health Care Equipment & Supplies (continued)
UFP Technologies, Inc.(a)	2,001	$ 387,394
Utah Medical Products, Inc.	1,157	71,722
Varex Imaging Corp.(a)	9,930	105,357
Zimmer Biomet Holdings, Inc.	53,678	4,853,565
		304,742,990
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)	24,871	581,733
Accendra Health, Inc.(a)	19,722	44,966
AdaptHealth Corp.(a)	20,377	242,486
Addus HomeCare Corp.(a)	4,482	419,739
agilon health, Inc.(a)(b)	3,065	24,244
Alignment Healthcare, Inc.(a)	50,677	892,929
AMN Healthcare Services, Inc.(a)	9,710	178,081
Astrana Health, Inc.(a)	12,542	307,530
Aveanna Healthcare Holdings, Inc.(a)	19,576	126,069
BrightSpring Health Services, Inc.(a)	34,651	1,476,479
Brookdale Senior Living, Inc.(a)(b)	66,186	905,425
Cardinal Health, Inc.	64,562	13,642,596
Castle Biosciences, Inc.(a)	5,436	133,454
Cencora, Inc.	49,992	15,704,487
Centene Corp.(a)	132,409	4,335,071
Chemed Corp.	3,976	1,501,894
Cigna Group (The)	71,240	19,003,270
Clover Health Investments Corp.(a)(b)	107,796	189,721
Community Health Systems, Inc.(a)(b)	41,502	122,016
Concentra Group Holdings Parent, Inc.	27,844	597,254
CorVel Corp.(a)	7,729	422,390
Cross Country Healthcare, Inc.(a)(b)	12,141	114,125
CVS Health Corp.	339,924	24,413,342
DaVita, Inc.(a)	10,317	1,585,620
DocGo, Inc.(a)(b)	24,881	15,653
Elevance Health, Inc.	60,269	17,643,750
Encompass Health Corp.	27,529	2,662,880
Enhabit, Inc.(a)	14,557	205,108
Ensign Group, Inc. (The)	15,111	3,044,867
Fulgent Genetics, Inc.(a)(b)	5,315	84,509
GeneDx Holdings Corp., Class A(a)(b)	4,412	283,339
Guardant Health, Inc.(a)(b)	33,054	3,053,198
Guardian Pharmacy Services, Inc., Class A(a)	6,040	227,466
HCA Healthcare, Inc.	43,893	20,771,923
HealthEquity, Inc.(a)	23,267	1,944,423
Henry Schein, Inc.(a)	29,564	2,178,867
Hims & Hers Health, Inc., Class A(a)(b)	55,869	1,159,840
Humana, Inc.	32,576	5,648,353
Labcorp Holdings, Inc.	22,983	6,132,094
LifeStance Health Group, Inc.(a)(b)	45,492	289,784
McKesson Corp.	33,533	29,018,117
Molina Healthcare, Inc.(a)(b)	14,478	1,929,917
Nano-X Imaging Ltd.(a)(b)	14,714	33,401
National HealthCare Corp.	3,547	566,456
National Research Corp., Class A	3,807	64,643
NeoGenomics, Inc.(a)	34,786	258,112
Nutex Health, Inc.(a)(b)	1,106	105,114
Omada Health, Inc.(a)	12,213	153,517
OPKO Health, Inc.(a)(b)	101,896	116,161
Option Care Health, Inc.(a)	44,675	1,202,651
PACS Group, Inc.(a)(b)	10,612	340,857
Pediatrix Medical Group, Inc.(a)	20,936	447,821
Pennant Group, Inc. (The)(a)	8,691	264,902
Privia Health Group, Inc.(a)	29,514	607,103
Progyny, Inc.(a)	21,282	361,368
Quest Diagnostics, Inc.	29,750	5,830,405
RadNet, Inc.(a)	18,247	1,019,825
Select Medical Holdings Corp.	26,742	435,627
Strata Critical Medical, Inc., Class A(a)(b)	23,701	99,070
Surgery Partners, Inc.(a)(b)	20,129	239,938
Talkspace, Inc.(a)	53,674	277,763
Tenet Healthcare Corp.(a)	23,562	4,446,385
U.S. Physical Therapy, Inc.	3,574	267,907
UnitedHealth Group, Inc.	247,369	66,935,578
122026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	14,504	$ 2,595,781
Viemed Healthcare, Inc.(a)	11,797	108,650
		270,038,044
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	45,920	2,131,606
American Healthcare REIT, Inc.	48,631	2,293,438
CareTrust REIT, Inc.	60,765	2,227,037
Chiron Real Estate, Inc.	2,362	78,135
Community Healthcare Trust, Inc.	5,840	92,798
Diversified Healthcare Trust	58,871	390,903
Healthcare Realty Trust, Inc.	88,558	1,504,600
Healthpeak Properties, Inc.	190,415	3,128,519
LTC Properties, Inc.	9,985	371,043
Medical Properties Trust, Inc.	159,445	738,230
National Health Investors, Inc.	11,515	931,103
Omega Healthcare Investors, Inc.	77,501	3,396,094
Sabra Health Care REIT, Inc.	63,871	1,228,239
Sila Realty Trust, Inc.	14,860	351,885
Universal Health Realty Income Trust	3,285	132,944
Ventas, Inc.	126,829	10,372,076
Welltower, Inc.	187,144	37,000,240
		66,368,890
Health Care Technology — 0.1%
Certara, Inc.(a)	28,883	164,633
Definitive Healthcare Corp., Class A(a)	10,544	12,969
Doximity, Inc., Class A(a)	36,229	844,136
Evolent Health, Inc., Class A(a)	29,291	66,783
Health Catalyst, Inc.(a)(b)	12,222	15,522
HealthStream, Inc.	6,979	144,535
HeartFlow, Inc.(a)(b)	6,661	162,062
OptimizeRx Corp.(a)	5,286	33,196
Phreesia, Inc.(a)	12,932	108,370
Schrodinger, Inc.(a)(b)	15,843	179,977
Simulations Plus, Inc.(a)	4,216	49,833
Teladoc Health, Inc.(a)(b)	45,026	245,392
Veeva Systems, Inc., Class A(a)	40,166	7,055,560
Waystar Holding Corp.(a)	29,486	710,907
		9,793,875
Hotel & Resort REITs — 0.0%
Apple Hospitality REIT, Inc.	64,495	742,337
Braemar Hotels & Resorts, Inc.	22,987	54,249
Chatham Lodging Trust	13,032	102,562
DiamondRock Hospitality Co.	57,434	538,157
Host Hotels & Resorts, Inc.	189,320	3,627,371
Park Hotels & Resorts, Inc.	60,080	632,642
Pebblebrook Hotel Trust	34,454	435,154
RLJ Lodging Trust	47,343	351,285
Ryman Hospitality Properties, Inc.	15,659	1,444,856
Service Properties Trust	43,796	59,344
Summit Hotel Properties, Inc.	29,290	129,462
Sunstone Hotel Investors, Inc.	55,365	498,839
Xenia Hotels & Resorts, Inc.	31,284	463,942
		9,080,200
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc., Class A(a)	13,153	143,499
Airbnb, Inc., Class A(a)	113,311	14,308,913
Aramark	70,623	2,863,056
BJ’s Restaurants, Inc.(a)	6,091	213,794
Bloomin’ Brands, Inc.	23,402	126,371
Booking Holdings, Inc.	8,824	37,151,864
Boyd Gaming Corp.	14,900	1,224,482
Brightstar Lottery PLC	29,139	371,231
Brinker International, Inc.(a)	12,182	1,739,224
Caesars Entertainment, Inc.(a)	58,639	1,549,829
Carnival Corp.	310,848	8,044,746
Cava Group, Inc.(a)(b)	26,927	2,178,394
Cheesecake Factory, Inc. (The)	11,763	644,024
Chipotle Mexican Grill, Inc.(a)	356,562	11,413,550
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.(b)	7,621	$ 788,774
Churchill Downs, Inc.	17,548	1,576,337
Cracker Barrel Old Country Store, Inc.	5,858	164,668
Darden Restaurants, Inc.	31,593	6,193,492
Dave & Buster’s Entertainment, Inc.(a)	9,620	104,185
Dine Brands Global, Inc.	4,604	120,809
Domino’s Pizza, Inc.	8,574	3,076,265
DoorDash, Inc., Class A(a)	99,209	14,896,231
DraftKings, Inc., Class A(a)	129,713	2,804,395
Dutch Bros, Inc., Class A(a)(b)	32,587	1,650,857
El Pollo Loco Holdings, Inc.(a)(b)	11,485	159,182
Expedia Group, Inc.	31,751	7,330,988
First Watch Restaurant Group, Inc.(a)(b)	17,612	184,574
Flutter Entertainment PLC(a)(b)	42,783	4,361,727
Genius Sports Ltd.(a)	59,142	261,999
Global Business Travel Group I, Class A(a)(b)	33,645	187,739
Golden Entertainment, Inc.	5,291	141,217
Hilton Grand Vacations, Inc.(a)	16,362	640,081
Hilton Worldwide Holdings, Inc.	61,702	18,762,344
Hyatt Hotels Corp., Class A(b)	11,823	1,700,029
Inspired Entertainment, Inc.(a)(b)	6,692	47,714
Jack in the Box, Inc.(b)	5,501	53,195
Krispy Kreme, Inc.(b)	22,562	76,485
Kura Sushi U.S.A., Inc., Class A(a)(b)	1,536	107,197
Las Vegas Sands Corp.	83,728	4,511,265
Life Time Group Holdings, Inc.(a)	36,254	976,683
Lindblad Expeditions Holdings, Inc.(a)	12,634	218,568
Marriott International, Inc., Class A	60,181	19,683,400
Marriott Vacations Worldwide Corp.	7,456	485,535
McDonald’s Corp.	194,017	60,298,543
MGM Resorts International(a)	55,295	2,046,468
Monarch Casino & Resort, Inc.	3,681	351,904
Navan, Inc., Class A(a)(b)	10,526	139,364
Norwegian Cruise Line Holdings Ltd.(a)(b)	116,695	2,182,197
Papa John’s International, Inc.	8,839	286,472
Penn Entertainment, Inc.(a)	43,760	657,713
Planet Fitness, Inc., Class A(a)	22,832	1,698,244
Portillo’s, Inc., Class A(a)(b)	10,616	56,159
Pursuit Attractions & Hospitality, Inc.(a)	5,104	186,960
RCI Hospitality Holdings, Inc.	2,973	67,814
Red Rock Resorts, Inc., Class A	13,012	694,320
Restaurant Brands International, Inc.	92,543	6,838,928
Royal Caribbean Cruises Ltd.	68,902	18,960,452
Rush Street Interactive, Inc., Class A(a)	23,305	506,884
Sabre Corp.(a)(b)	86,590	125,556
Serve Robotics, Inc.(a)(b)	18,317	154,596
Shake Shack, Inc., Class A(a)	9,573	846,923
Six Flags Entertainment Corp.(a)	24,986	443,502
Starbucks Corp.	308,279	27,618,716
Super Group SGHC Ltd.	36,269	391,705
Sweetgreen, Inc., Class A(a)(b)	25,375	131,696
Target Hospitality Corp.(a)	9,719	90,192
Texas Roadhouse, Inc.	18,438	3,044,851
Travel + Leisure Co.	16,615	1,149,592
United Parks & Resorts, Inc.(a)	10,201	333,165
Vail Resorts, Inc.	10,267	1,317,461
Viking Holdings Ltd.(a)	47,129	3,463,039
Wendy’s Co. (The)	48,521	337,221
Wingstop, Inc.	7,889	1,222,558
Wyndham Hotels & Resorts, Inc.	20,194	1,640,359
Wynn Resorts Ltd.	20,671	2,099,140
Xponential Fitness, Inc., Class A(a)(b)	4,904	29,522
Yum! Brands, Inc.	76,140	11,838,247
		324,489,375
Household Durables — 0.4%
Beazer Homes U.S.A., Inc.(a)	9,952	191,476
Cavco Industries, Inc.(a)	2,123	1,028,148
Century Communities, Inc.	7,249	415,948
Champion Homes, Inc.(a)	15,268	1,135,481
Cricut, Inc., Class A	12,720	47,573
Schedule of Investments
13

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
DR Horton, Inc.	70,200	$ 9,632,844
Dream Finders Homes, Inc., Class A(a)	7,933	110,427
Ethan Allen Interiors, Inc.	6,102	135,831
Garmin Ltd.	43,992	10,206,584
Green Brick Partners, Inc.(a)	8,367	539,253
Helen of Troy Ltd.(a)	6,471	93,312
Hovnanian Enterprises, Inc., Class A(a)(b)	1,552	172,132
Installed Building Products, Inc.	6,093	1,615,559
KB Home	18,354	949,820
La-Z-Boy, Inc.	12,922	415,313
Leggett & Platt, Inc.	36,718	362,774
Lennar Corp., Class A	55,574	4,826,046
Lennar Corp., Class B	3,043	255,977
LGI Homes, Inc.(a)	6,028	238,287
Lovesac Co. (The)(a)(b)	3,878	57,278
M/I Homes, Inc.(a)	7,375	903,069
Meritage Homes Corp.	19,824	1,225,916
Mohawk Industries, Inc.(a)	14,025	1,380,901
Newell Brands, Inc.	116,610	399,972
NVR, Inc.(a)	734	4,836,935
PulteGroup, Inc.	53,170	6,253,324
SharkNinja, Inc.(a)	22,389	2,370,995
Somnigroup International, Inc.	54,558	4,032,927
Sonos, Inc.(a)	32,644	437,430
Taylor Morrison Home Corp., Class A(a)	27,176	1,582,730
Toll Brothers, Inc.	25,976	3,544,945
TopBuild Corp.(a)	7,701	2,705,361
Tri Pointe Homes, Inc.(a)	22,350	1,044,416
Whirlpool Corp.	14,442	778,713
		63,927,697
Household Products — 0.8%
Central Garden & Pet Co.(a)	2,619	96,301
Central Garden & Pet Co., Class A, NVS(a)	15,316	496,545
Church & Dwight Co., Inc.	64,727	6,040,324
Clorox Co. (The)	33,401	3,461,346
Colgate-Palmolive Co.	218,924	18,658,892
Energizer Holdings, Inc.	19,529	320,666
Kimberly-Clark Corp.	89,651	8,648,632
Oil-Dri Corp. of America	3,936	256,194
Procter & Gamble Co. (The)	637,774	92,120,077
Reynolds Consumer Products, Inc.	14,485	306,792
Spectrum Brands Holdings, Inc.	8,197	604,119
WD-40 Co.	3,627	739,690
		131,749,578
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	190,950	2,690,485
Brookfield Renewable Corp.	34,924	1,391,023
Clearway Energy, Inc., Class A	8,405	329,224
Clearway Energy, Inc., Class C	23,191	911,174
Hallador Energy Co.(a)	10,233	166,593
Montauk Renewables, Inc.(a)(b)	19,130	21,999
Ormat Technologies, Inc.(b)	16,328	1,827,430
Talen Energy Corp.(a)	12,237	3,906,418
Vistra Corp.	91,905	13,816,079
		25,060,425
Industrial Conglomerates — 0.3%
3M Co.	144,220	20,945,071
Brookfield Business Corp., Class A(b)	5,507	174,241
Honeywell International, Inc.	172,719	39,039,676
		60,158,988
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	76,956	881,916
EastGroup Properties, Inc.	14,153	2,619,579
First Industrial Realty Trust, Inc.	34,830	2,014,916
Industrial Logistics Properties Trust	29,043	164,964
Innovative Industrial Properties, Inc.	7,878	395,160
Lineage, Inc.	16,715	547,583
LXP Industrial Trust	15,058	696,583
Security	Shares	Value
Industrial REITs (continued)
One Liberty Properties, Inc.	4,667	$ 100,154
Prologis, Inc.	251,212	33,205,202
Rexford Industrial Realty, Inc.	63,971	2,093,771
STAG Industrial, Inc.	50,537	1,822,364
Terreno Realty Corp.	25,611	1,573,028
		46,115,220
Insurance — 1.9%
Aflac, Inc.	127,677	14,007,444
Allstate Corp. (The)	71,531	14,831,237
American Coastal Insurance Corp.	12,018	135,202
American Financial Group, Inc.	17,838	2,278,091
American International Group, Inc.	146,345	11,012,461
AMERISAFE, Inc.	4,956	165,183
Aon PLC, Class A	57,190	18,459,788
Arch Capital Group Ltd.(a)	96,613	9,273,882
Arthur J. Gallagher & Co.	68,493	14,834,214
Assurant, Inc.	13,939	3,036,054
Assured Guaranty Ltd.	13,125	1,069,425
Axis Capital Holdings Ltd.	21,005	2,130,117
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	25,689	563,617
Bowhead Specialty Holdings, Inc.(a)	4,467	100,195
Brighthouse Financial, Inc.(a)	14,909	892,751
Brown & Brown, Inc.	78,226	5,101,117
Chubb Ltd.	98,992	32,264,463
Cincinnati Financial Corp.	41,336	6,504,220
CNA Financial Corp.	5,157	236,809
CNO Financial Group, Inc.	27,909	1,145,943
Donegal Group, Inc., Class A	7,058	121,256
Employers Holdings, Inc.	5,576	229,397
Everest Group Ltd.	11,330	3,703,210
F&G Annuities & Life, Inc.	8,959	226,842
Fidelis Insurance Holdings Ltd.	16,306	311,608
Fidelity National Financial, Inc., Class A	70,294	3,260,236
First American Financial Corp.	27,859	1,679,619
Genworth Financial, Inc., Class A(a)	102,820	834,898
Globe Life, Inc.	22,386	3,115,460
Goosehead Insurance, Inc., Class A(a)	6,410	273,451
Greenlight Capital Re Ltd., Class A(a)	11,081	191,590
Hamilton Insurance Group Ltd., Class B	10,661	318,018
Hanover Insurance Group, Inc. (The)	9,528	1,651,679
Hartford Insurance Group, Inc. (The)	76,604	10,359,159
HCI Group, Inc.	2,471	382,041
Heritage Insurance Holdings, Inc.(a)	9,052	237,615
Hippo Holdings, Inc.(a)(b)	6,479	168,843
Horace Mann Educators Corp.	11,387	485,997
Investors Title Co.	646	140,402
James River Group Holdings, Inc.(b)	8,274	52,126
Kemper Corp.	16,561	506,104
Kinsale Capital Group, Inc.	5,849	1,998,369
Lemonade, Inc.(a)	16,391	1,027,388
Lincoln National Corp.	45,044	1,599,062
Loews Corp.	46,113	4,922,102
Markel Group, Inc.(a)	3,357	6,425,533
Marsh & McLennan Cos., Inc.	131,797	22,860,190
MBIA, Inc.(a)(b)	15,196	89,808
Mercury General Corp.	7,117	627,363
MetLife, Inc.	151,849	10,738,761
Octave Specialty Group, Inc.(a)	13,292	61,808
Old Republic International Corp.	63,513	2,534,169
Oscar Health, Inc., Class A(a)(b)	53,294	611,282
Palomar Holdings, Inc.(a)	7,338	876,891
Primerica, Inc.	8,990	2,251,815
Principal Financial Group, Inc.	59,911	5,398,580
ProAssurance Corp.(a)	13,309	328,998
Progressive Corp. (The)	159,155	31,550,887
Prudential Financial, Inc.	95,510	9,330,372
Reinsurance Group of America, Inc.	17,785	3,630,986
RenaissanceRe Holdings Ltd.	12,270	3,647,012
RLI Corp.	23,329	1,330,686
Root, Inc., Class A(a)	2,065	91,211
142026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Ryan Specialty Holdings, Inc., Class A	27,100	$ 914,354
Safety Insurance Group, Inc.	3,813	276,976
Selective Insurance Group, Inc.	16,898	1,273,940
Selectquote, Inc.(a)	45,202	28,455
SiriusPoint Ltd.(a)	17,682	380,870
Skyward Specialty Insurance Group, Inc.(a)	8,617	376,391
Slide Insurance Holdings, Inc.(a)(b)	19,775	355,950
Stewart Information Services Corp.	7,032	433,031
Tiptree, Inc.	6,915	117,002
Travelers Cos., Inc. (The)	58,879	17,173,827
Trupanion, Inc.(a)	9,742	249,493
United Fire Group, Inc.	6,058	224,509
Universal Insurance Holdings, Inc.	9,319	318,337
Unum Group	46,712	3,411,377
W R Berkley Corp.	60,995	4,042,749
White Mountains Insurance Group Ltd.(b)	660	1,449,994
Willis Towers Watson PLC	25,928	7,537,270
		316,789,562
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	1,578,324	453,862,849
Alphabet, Inc., Class C, NVS	1,285,140	368,655,260
Angi, Inc., Class A(a)	10,826	74,158
Bumble, Inc., Class A(a)(b)	23,500	76,610
Cargurus, Inc., Class A(a)	26,054	887,139
Cars.com, Inc.(a)(b)	18,988	154,183
EverQuote, Inc., Class A(a)	7,859	121,186
fuboTV, Inc., Class A(a)(b)	7,446	70,439
Getty Images Holdings, Inc., Class A(a)	39,116	31,035
Grindr, Inc.(a)	6,583	79,588
IAC, Inc.(a)	20,610	825,018
Match Group, Inc.	63,836	1,960,403
MediaAlpha, Inc., Class A(a)(b)	7,638	71,033
Meta Platforms, Inc., Class A	592,844	339,183,838
Nextdoor Holdings, Inc., Class A(a)	39,621	55,469
Pinterest, Inc., Class A(a)	158,487	2,906,652
QuinStreet, Inc.(a)	12,538	150,581
Reddit, Inc., Class A(a)	35,137	4,731,197
Rumble, Inc., Class A(a)(b)	21,038	107,294
Shutterstock, Inc.	6,106	101,421
Teads Holding Co.(a)(b)	3,895	2,565
TripAdvisor, Inc.(a)(b)	27,966	298,118
Trump Media & Technology Group Corp., Class A(a)(b)	43,371	402,483
Yelp, Inc.(a)	18,988	469,763
Ziff Davis, Inc.(a)	13,211	554,334
ZipRecruiter, Inc., Class A(a)(b)	21,719	39,963
ZoomInfo Technologies, Inc., Class A(a)	83,670	500,347
		1,176,372,926
IT Services — 1.0%
Accenture PLC, Class A	166,924	33,099,360
Akamai Technologies, Inc.(a)(b)	38,149	4,381,413
Amdocs Ltd.	31,051	2,026,388
Applied Digital Corp.(a)(b)	63,743	1,513,259
ASGN, Inc.(a)	12,141	469,978
BigBear.ai Holdings, Inc.(a)(b)	116,295	409,358
Cloudflare, Inc., Class A(a)	84,925	17,523,424
Cognizant Technology Solutions Corp., Class A	130,945	8,033,476
Commerce.com, Inc., Series 1(a)	20,133	53,755
DigitalOcean Holdings, Inc.(a)	20,469	1,755,831
DXC Technology Co.(a)	48,520	609,896
EPAM Systems, Inc.(a)(b)	15,125	2,047,925
Fastly, Inc., Class A(a)(b)	39,825	1,157,315
Gartner, Inc.(a)(b)	19,011	3,010,202
Globant SA(a)(b)	11,015	507,902
GoDaddy, Inc., Class A(a)(b)	37,093	3,066,478
Grid Dynamics Holdings, Inc., Class A(a)	11,474	65,402
Hackett Group, Inc. (The)	7,987	103,911
International Business Machines Corp.	252,322	61,160,330
Kyndryl Holdings, Inc.(a)	63,476	832,805
Security	Shares	Value
IT Services (continued)
MongoDB, Inc., Class A(a)	21,283	$ 5,209,440
Okta, Inc., Class A(a)	44,079	3,469,458
Snowflake, Inc., Class A(a)	89,970	13,569,275
Tucows, Inc., Class A(a)	2,763	47,413
Twilio, Inc., Class A(a)	38,154	4,800,536
Unisys Corp.(a)	18,280	37,840
VeriSign, Inc.	22,783	5,658,386
		174,620,756
Leisure Products — 0.1%
Acushnet Holdings Corp.	7,208	673,804
Brunswick Corp.	19,110	1,390,443
Callaway Golf Co.(a)	38,545	535,005
Funko, Inc., Class A(a)(b)	7,192	22,655
Hasbro, Inc.	37,823	3,540,233
JAKKS Pacific, Inc.	3,505	69,820
Johnson Outdoors, Inc., Class A	1,510	70,230
Malibu Boats, Inc., Class A(a)(b)	5,162	133,799
MasterCraft Boat Holdings, Inc.(a)	5,298	108,662
Mattel, Inc.(a)	89,605	1,301,961
Peloton Interactive, Inc., Class A(a)	100,527	431,261
Polaris, Inc.	14,752	803,984
Smith & Wesson Brands, Inc.	15,198	217,787
Sturm Ruger & Co., Inc.	4,189	167,937
YETI Holdings, Inc.(a)(b)	22,911	838,313
		10,305,894
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(a)(b)	30,536	648,279
Adaptive Biotechnologies Corp.(a)	43,034	597,312
Agilent Technologies, Inc.	76,556	8,725,853
Avantor, Inc.(a)	181,013	1,419,142
Azenta, Inc.(a)	10,598	223,936
BioLife Solutions, Inc.(a)	9,641	183,950
Bio-Rad Laboratories, Inc., Class A(a)	5,214	1,453,403
Bio-Techne Corp.	42,396	2,215,615
Bruker Corp.	29,618	1,069,802
Charles River Laboratories International, Inc.(a)	13,940	2,404,650
Codexis, Inc.(a)(b)	16,836	27,443
CryoPort, Inc.(a)(b)	10,216	84,589
Cytek Biosciences, Inc.(a)	28,201	123,238
Danaher Corp.	170,572	32,340,451
Fortrea Holdings, Inc.(a)	23,655	222,830
Illumina, Inc.(a)	41,375	5,099,883
IQVIA Holdings, Inc.(a)	45,687	7,791,461
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	30,194	85,449
MaxCyte, Inc.(a)(b)	25,380	17,829
Medpace Holdings, Inc.(a)	6,169	2,962,292
Mesa Laboratories, Inc.	1,403	124,053
Mettler-Toledo International, Inc.(a)	5,572	7,027,406
OmniAb, Inc.(a)(b)	19,334	30,354
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	1,502	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	1,502	—
Pacific Biosciences of California, Inc.(a)(b)	68,555	90,493
QIAGEN NV	55,325	2,215,213
Quanterix Corp.(a)	12,436	43,775
Quantum-Si, Inc., Class A(a)(b)	35,388	27,390
Repligen Corp.(a)(b)	14,809	1,744,796
Revvity, Inc.	32,245	2,824,985
Sotera Health Co.(a)	57,563	825,453
Standard BioTools, Inc.(a)(b)	82,567	75,904
Tempus AI, Inc., Class A(a)(b)	26,029	1,177,031
Thermo Fisher Scientific, Inc.	102,569	50,415,741
Waters Corp.(a)	26,467	7,881,873
West Pharmaceutical Services, Inc.	19,614	4,916,053
		147,117,927
Machinery — 2.1%
3D Systems Corp.(a)(b)	31,409	59,049
Aebi Schmidt Holding AG(b)	9,361	90,895
AGCO Corp.	16,540	1,916,490
Alamo Group, Inc.	2,424	399,887
Schedule of Investments
15

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Albany International Corp., Class A	8,071	$ 421,387
Alliance Laundry Holdings, Inc.(a)(b)	11,730	243,280
Allison Transmission Holdings, Inc.	23,477	2,748,218
Astec Industries, Inc.	6,050	325,732
Atmus Filtration Technologies, Inc.	22,657	1,286,238
Blue Bird Corp.(a)(b)	9,985	567,048
Caterpillar, Inc.	125,621	88,997,454
CECO Environmental Corp.(a)	8,540	508,813
Chart Industries, Inc.(a)	12,226	2,527,726
CNH Industrial NV	235,828	2,594,108
Columbus McKinnon Corp.	6,686	97,148
Crane Co.	13,728	2,347,488
Cummins, Inc.	37,368	20,104,731
Deere & Co.	66,291	37,341,720
Donaldson Co., Inc.	33,024	2,802,747
Douglas Dynamics, Inc.	5,532	232,842
Dover Corp.	36,899	7,691,597
Energy Recovery, Inc.(a)	15,039	151,443
Enerpac Tool Group Corp., Class A	16,030	584,614
Enpro, Inc.	6,109	1,531,221
Esab Corp.	15,290	1,477,931
ESCO Technologies, Inc.	6,694	1,883,491
Federal Signal Corp.	17,002	1,838,596
Flowserve Corp.	35,943	2,642,170
Fortive Corp.	85,936	4,750,542
Franklin Electric Co., Inc.	11,914	1,098,113
Gates Industrial Corp. PLC(a)	64,096	1,449,211
Gorman-Rupp Co. (The)	4,798	298,100
Graco, Inc.	44,777	3,790,373
Graham Corp.(a)	4,542	358,455
Greenbrier Cos., Inc. (The)	8,464	445,630
Helios Technologies, Inc.	8,236	532,952
Hillman Solutions Corp.(a)(b)	46,940	390,541
Hyster-Yale, Inc., Class A	2,717	88,330
IDEX Corp.	20,343	3,856,016
Illinois Tool Works, Inc.	78,496	20,431,724
Ingersoll Rand, Inc.(b)	108,043	8,656,405
ITT, Inc.	22,935	4,369,806
JBT Marel Corp.	13,962	1,785,321
Kadant, Inc.	3,363	983,173
Kennametal, Inc.	22,396	809,167
Lincoln Electric Holdings, Inc.	15,088	3,758,119
Lindsay Corp.	3,135	373,284
Luxfer Holdings PLC	7,352	89,547
Manitowoc Co., Inc. (The)(a)	9,304	108,392
Microvast Holdings, Inc.(a)(b)	53,132	79,698
Middleby Corp. (The)(a)	12,900	1,710,282
Miller Industries, Inc.	3,078	140,203
Mueller Industries, Inc.	29,425	3,260,290
Mueller Water Products, Inc., Class A	40,661	1,117,771
Nordson Corp.	14,550	3,871,173
Omega Flex, Inc.	1,098	34,082
Oshkosh Corp.	16,919	2,490,646
Otis Worldwide Corp.	105,675	8,145,429
PACCAR, Inc.	139,327	16,092,268
Parker-Hannifin Corp.	34,268	30,678,084
Pentair PLC	44,661	3,890,420
Proto Labs, Inc.(a)	7,214	411,342
RBC Bearings, Inc.(a)	8,363	4,542,113
Snap-on, Inc.	14,006	5,087,259
SPX Technologies, Inc.(a)	12,903	2,579,826
Standex International Corp.	3,130	797,712
Stanley Black & Decker, Inc.	41,224	2,929,377
Tennant Co.	4,676	310,486
Terex Corp.	30,063	1,776,723
Timken Co. (The)	16,863	1,695,912
Titan International, Inc.(a)	11,295	78,048
Toro Co. (The)	26,460	2,472,422
Trinity Industries, Inc.	20,380	655,828
Wabash National Corp.	12,700	109,474
Security	Shares	Value
Machinery (continued)
Watts Water Technologies, Inc., Class A	7,098	$ 2,060,478
Westinghouse Air Brake Technologies Corp.	46,191	11,543,593
Worthington Enterprises, Inc.	7,893	411,541
Xylem, Inc.	66,020	7,889,390
		358,699,135
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.(a)(b)	3,642	56,342
Costamare, Inc.	18,213	307,800
Genco Shipping & Trading Ltd.	9,152	206,378
Kirby Corp.(a)	15,833	2,103,889
Matson, Inc.	8,349	1,368,735
Pangaea Logistics Solutions Ltd.	17,116	121,181
Safe Bulkers, Inc.	13,882	87,873
		4,252,198
Media — 0.2%
Advantage Solutions, Inc., Class A(a)(b)	1,552	32,809
AMC Networks, Inc., Class A(a)	7,737	52,534
Boston Omaha Corp., Class A(a)(b)	4,996	58,353
Cable One, Inc.(a)	1,469	133,987
Charter Communications, Inc., Class A(a)(b)	22,635	4,886,444
DoubleVerify Holdings, Inc.(a)	37,379	355,101
EchoStar Corp., Class A(a)(b)	37,067	4,339,434
Entravision Communications Corp., Class A	23,696	70,377
EW Scripps Co. (The), Class A(a)(b)	13,845	51,503
Fox Corp., Class A, NVS	57,018	3,329,851
Fox Corp., Class B	40,337	2,141,895
Gray Media, Inc.	21,749	94,391
Ibotta, Inc., Class A(a)(b)	4,426	132,647
iHeartMedia, Inc., Class A(a)(b)	28,642	83,635
John Wiley & Sons, Inc., Class A	12,204	464,972
Liberty Broadband Corp., Class A(a)	4,167	209,267
Liberty Broadband Corp., Class C, NVS(a)	29,232	1,470,370
Magnite, Inc.(a)(b)	34,357	408,161
National CineMedia, Inc.	24,658	75,207
New York Times Co. (The), Class A	44,188	3,699,861
News Corp., Class A, NVS	104,878	2,614,609
News Corp., Class B	31,851	908,072
Nexstar Media Group, Inc., Class A	8,277	1,496,730
NIQ Global Intelligence PLC(a)(b)	12,907	146,753
Omnicom Group, Inc.	86,791	6,536,230
Optimum Communications, Inc., Class A(a)	75,782	98,517
PubMatic, Inc., Class A(a)(b)	11,480	93,906
Scholastic Corp.	7,021	274,240
Sinclair, Inc., Class A	12,034	155,720
Sirius XM Holdings, Inc.	51,235	1,182,504
Stagwell, Inc., Class A(a)(b)	34,300	215,747
TechTarget, Inc.(a)	7,457	28,933
Thryv Holdings, Inc.(a)	6,726	18,429
Trade Desk, Inc. (The), Class A(a)	120,997	2,745,422
U.S.A. TODAY Co., Inc.(a)(b)	26,489	186,747
Versant Media Group, Inc.(a)	39,153	1,449,444
		40,242,802
Metals & Mining — 0.8%
Alcoa Corp.	70,584	4,681,837
Alpha Metallurgical Resources, Inc.(a)	3,056	627,305
American Battery Technology Co.(a)(b)	37,024	103,297
Anglogold Ashanti PLC	135,952	13,236,287
Caledonia Mining Corp. PLC	4,416	99,757
Century Aluminum Co.(a)	15,464	907,582
Cleveland-Cliffs, Inc.(a)(b)	150,910	1,275,189
Coeur Mining, Inc.(a)	274,651	5,155,199
Commercial Metals Co.	32,068	1,969,937
Compass Minerals International, Inc.(a)	9,108	212,672
Constellium SE, Class A(a)	30,836	757,949
Critical Metals Corp.(a)(b)	19,761	156,902
Dakota Gold Corp.(a)	31,239	157,757
Freeport-McMoRan, Inc.	389,436	22,891,048
Hecla Mining Co.	169,270	3,153,500
Idaho Strategic Resources, Inc.(a)(b)	5,188	166,638
162026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Ivanhoe Electric, Inc.(a)	27,746	$ 327,958
Kaiser Aluminum Corp.	4,400	530,244
Materion Corp.	5,076	734,243
Metallus, Inc.(a)	10,162	166,047
MP Materials Corp., Class A(a)(b)	38,585	1,862,112
Newmont Corp.	298,612	32,324,749
NioCorp Developments Ltd.(a)(b)	33,133	147,773
Novagold Resources, Inc.(a)(b)	86,698	778,548
Nucor Corp.	61,986	10,481,833
Perpetua Resources Corp.(a)	23,939	673,165
Ramaco Resources, Inc., Class A(a)	11,457	177,125
Reliance, Inc.	14,578	4,430,546
Royal Gold, Inc.	22,893	5,826,040
Ryerson Holding Corp.	13,539	304,357
Southern Copper Corp.	22,775	3,918,666
SSR Mining, Inc.(a)(b)	53,720	1,579,368
Steel Dynamics, Inc.	37,699	6,785,820
SunCoke Energy, Inc.	26,617	173,277
Tredegar Corp.(a)	11,547	91,799
U.S.A. Rare Earth, Inc., Class A(a)(b)	49,471	748,744
United States Antimony Corp.(a)(b)	23,797	207,748
Warrior Met Coal, Inc.	14,724	1,371,541
Worthington Steel, Inc.	7,893	239,552
		129,434,111
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc.	24,723	181,961
AGNC Investment Corp.	299,998	3,008,980
Annaly Capital Management, Inc.	193,186	4,085,884
Apollo Commercial Real Estate Finance, Inc.	41,614	439,444
Arbor Realty Trust, Inc.	41,214	317,760
Ares Commercial Real Estate Corp.	11,227	53,890
ARMOUR Residential REIT, Inc.	27,038	450,994
Blackstone Mortgage Trust, Inc., Class A	48,172	922,494
BrightSpire Capital, Inc., Class A	41,135	230,356
Chicago Atlantic Real Estate Finance, Inc.	7,551	85,477
Chimera Investment Corp.	20,275	254,451
Claros Mortgage Trust, Inc.(a)	23,763	56,556
Dynex Capital, Inc.	57,042	727,856
Ellington Financial, Inc.	33,981	402,675
Franklin BSP Realty Trust, Inc.	22,237	188,792
Invesco Mortgage Capital, Inc.	8,804	71,136
KKR Real Estate Finance Trust, Inc.	16,154	98,862
Ladder Capital Corp., Class A	28,348	276,960
MFA Financial, Inc.	30,179	289,115
Orchid Island Capital, Inc.	54,413	382,523
PennyMac Mortgage Investment Trust	24,035	280,248
Ready Capital Corp.	39,127	63,386
Redwood Trust, Inc.	32,024	179,655
Rithm Capital Corp.	152,983	1,450,279
Starwood Property Trust, Inc.	92,961	1,600,788
Sunrise Realty Trust, Inc.	2,182	16,736
TPG RE Finance Trust, Inc.	15,075	117,736
Two Harbors Investment Corp.	24,322	277,757
		16,512,751
Multi-Utilities — 0.6%
Ameren Corp.	72,513	7,970,629
Avista Corp.	22,015	883,682
Black Hills Corp.	20,302	1,409,162
CenterPoint Energy, Inc.	177,348	7,654,340
CMS Energy Corp.	80,649	6,256,749
Consolidated Edison, Inc.	97,293	11,011,622
Dominion Energy, Inc.	233,020	14,405,296
DTE Energy Co.	56,481	8,258,652
NiSource, Inc.	130,335	6,081,431
Northwestern Energy Group, Inc.	15,708	1,035,785
Public Service Enterprise Group, Inc.	134,703	10,904,208
Sempra	178,212	17,316,860
Security	Shares	Value
Multi-Utilities (continued)
Unitil Corp.	3,465	$ 181,012
WEC Energy Group, Inc.	88,194	10,210,219
		103,579,647
Office REITs — 0.0%
Brandywine Realty Trust	50,121	135,828
BXP, Inc.	42,177	2,188,986
COPT Defense Properties	30,127	921,886
Cousins Properties, Inc.	43,602	984,097
Douglas Emmett, Inc.	44,557	419,727
Easterly Government Properties, Inc.	10,547	226,022
Empire State Realty Trust, Inc., Class A	39,153	203,596
Highwoods Properties, Inc.	27,418	587,019
Hudson Pacific Properties, Inc.(a)	14,306	84,549
JBG SMITH Properties	18,312	267,538
Kilroy Realty Corp.	31,416	886,245
NET Lease Office Properties	3,786	43,615
Peakstone Realty Trust, Class E	7,396	154,503
Piedmont Realty Trust, Inc., Class A(a)	34,331	225,555
Postal Realty Trust, Inc., Class A	3,906	72,495
SL Green Realty Corp.	18,921	698,942
Vornado Realty Trust	47,906	1,245,077
		9,345,680
Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Corp.	90,075	2,053,710
Antero Resources Corp.(a)	77,995	3,310,108
APA Corp.	95,076	4,035,025
Ardmore Shipping Corp.	13,473	205,463
BKV Corp.(a)	6,276	178,992
California Resources Corp.	21,328	1,476,324
Calumet, Inc.(a)	18,415	661,099
Centrus Energy Corp., Class A(a)(b)	4,283	743,486
Cheniere Energy, Inc.	57,707	16,374,938
Chevron Corp.	508,440	105,196,236
Chord Energy Corp.	15,541	2,209,619
Clean Energy Fuels Corp.(a)	42,331	104,981
CNX Resources Corp.(a)	34,970	1,348,093
Comstock Resources, Inc.(a)	22,689	478,284
ConocoPhillips	335,706	44,313,192
Core Natural Resources, Inc.	14,891	1,559,534
Coterra Energy, Inc.	204,952	7,202,013
Crescent Energy Co., Class A	70,993	958,406
CVR Energy, Inc.(a)	7,627	256,649
Delek U.S. Holdings, Inc.	19,404	874,538
Devon Energy Corp.	166,294	8,367,914
DHT Holdings, Inc.	31,675	578,702
Diamondback Energy, Inc.	53,391	10,560,206
Diversified Energy Co.	12,599	219,727
Dorian LPG Ltd.	9,561	326,986
DT Midstream, Inc.	26,821	3,611,984
Encore Energy Corp.(a)(b)	44,044	79,279
Energy Fuels, Inc.(a)(b)	57,666	1,052,405
EOG Resources, Inc.	148,806	21,512,883
EQT Corp.	163,461	10,402,658
Evolution Petroleum Corp.	14,223	65,141
Excelerate Energy, Inc., Class A	4,924	164,560
Expand Energy Corp.	61,595	6,761,899
Exxon Mobil Corp.	1,147,158	194,626,826
FLEX LNG Ltd.	7,333	217,863
Gevo, Inc.(a)	74,920	204,532
Golar LNG Ltd.	25,556	1,382,835
Granite Ridge Resources, Inc.	21,889	128,488
Green Plains, Inc.(a)	20,566	338,311
Gulfport Energy Corp.(a)(b)	3,780	799,735
HF Sinclair Corp.	43,402	2,707,851
Infinity Natural Resources, Inc., Class A(a)	3,429	60,385
International Seaways, Inc.	10,826	788,999
Kinder Morgan, Inc.	529,478	17,753,397
Kinetik Holdings, Inc., Class A	13,204	639,206
Kosmos Energy Ltd.(a)	125,705	349,460
Schedule of Investments
17

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp., Class A	48,905	$ 1,543,931
Marathon Petroleum Corp.	81,578	19,919,716
Matador Resources Co.	33,222	2,098,966
Murphy Oil Corp.	38,463	1,586,599
New Fortress Energy, Inc., Class A(a)(b)	58,672	34,616
NextDecade Corp.(a)(b)	31,907	244,408
Nordic American Tankers Ltd.	52,147	305,581
Northern Oil & Gas, Inc.	24,696	721,864
Occidental Petroleum Corp.	190,718	12,396,670
ONEOK, Inc.	170,021	15,368,198
Ovintiv, Inc.	77,863	4,621,948
Par Pacific Holdings, Inc.(a)	13,146	823,465
PBF Energy, Inc., Class A	22,404	1,066,878
Peabody Energy Corp.	30,903	1,018,254
Permian Resources Corp., Class A	192,650	4,107,298
PetroCorp Escrow(a)(d)	1,248	—
Phillips 66	109,038	19,864,543
Range Resources Corp.	63,095	2,850,632
REX American Resources Corp.(a)	9,298	423,710
Riley Exploration Permian, Inc.	3,350	122,108
Sable Offshore Corp., Class A(a)(b)	33,417	552,049
SandRidge Energy, Inc.	10,112	164,927
Scorpio Tankers, Inc.	12,946	966,548
SFL Corp. Ltd.	35,566	383,757
SM Energy Co.	70,869	2,209,695
Talos Energy, Inc.(a)	36,296	572,025
Targa Resources Corp.	57,549	14,429,261
Teekay Corp. Ltd.	22,238	271,526
Teekay Tankers Ltd., Class A	6,455	473,281
Texas Pacific Land Corp.(b)	15,690	7,445,846
Uranium Energy Corp.(a)(b)	127,980	1,727,730
VAALCO Energy, Inc.	28,240	179,042
Valero Energy Corp.	82,351	20,347,285
Viper Energy, Inc., Class A	50,538	2,374,781
Vitesse Energy, Inc.	6,442	116,987
W&T Offshore, Inc.	33,545	114,388
Williams Cos., Inc. (The)	331,811	24,149,205
World Kinect Corp.	18,009	415,468
		643,256,108
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)(b)	4,573	65,760
Louisiana-Pacific Corp.	17,037	1,239,442
Sylvamo Corp.	9,489	400,815
		1,706,017
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	32,998	1,213,666
Allegiant Travel Co.(a)	3,711	300,739
American Airlines Group, Inc.(a)	176,511	1,895,728
Delta Air Lines, Inc.	178,170	11,844,742
Frontier Group Holdings, Inc.(a)(b)	9,932	35,060
JetBlue Airways Corp.(a)	81,399	359,784
Joby Aviation, Inc., Class A(a)(b)	157,270	1,299,050
SkyWest, Inc.(a)	11,477	1,053,933
Southwest Airlines Co.	127,397	4,786,305
Sun Country Airlines Holdings, Inc.(a)	12,238	202,172
United Airlines Holdings, Inc.(a)	88,227	8,123,060
		31,114,239
Personal Care Products — 0.1%
Beauty Health Co. (The), Class A(a)(b)	24,430	21,743
BellRing Brands, Inc.(a)	35,924	578,017
Coty, Inc., Class A(a)(b)	99,985	200,970
Edgewell Personal Care Co.	15,312	326,758
elf Beauty, Inc.(a)	14,490	878,239
Estee Lauder Cos., Inc. (The), Class A	66,156	4,748,016
Herbalife Ltd.(a)(b)	28,677	422,125
Honest Co., Inc. (The)(a)(b)	16,406	48,234
Interparfums, Inc.	5,098	463,102
Kenvue, Inc.	517,425	8,920,407
Medifast, Inc.(a)(b)	3,236	32,975
Security	Shares	Value
Personal Care Products (continued)
Niagen Bioscience, Inc.(a)	20,955	$ 92,412
Nu Skin Enterprises, Inc., Class A	12,006	87,404
Olaplex Holdings, Inc.(a)(b)	34,965	70,979
USANA Health Sciences, Inc.(a)	3,660	63,940
Waldencast PLC, Class A(a)(b)	11,680	11,092
		16,966,413
Pharmaceuticals — 3.3%
Alumis, Inc.(a)(b)	15,169	334,173
Amneal Pharmaceuticals, Inc., Class A(a)	48,346	600,941
Amphastar Pharmaceuticals, Inc.(a)	10,596	207,576
Amylyx Pharmaceuticals, Inc.(a)(b)	23,796	330,764
ANI Pharmaceuticals, Inc.(a)	5,406	415,721
Aquestive Therapeutics, Inc.(a)(b)	33,759	140,100
Arvinas, Inc.(a)	14,693	155,746
Atea Pharmaceuticals, Inc.(a)(b)	18,437	99,191
Axsome Therapeutics, Inc.(a)(b)	11,275	1,905,701
BioAge Labs, Inc.(a)	8,901	155,679
Bristol-Myers Squibb Co.	552,065	33,482,742
Collegium Pharmaceutical, Inc.(a)	9,176	303,450
Corcept Therapeutics, Inc.(a)	25,373	1,022,786
CorMedix, Inc.(a)(b)	22,681	154,004
Crinetics Pharmaceuticals, Inc.(a)(b)	26,898	976,935
Definium Therapeutics, Inc.(a)	19,536	369,230
Edgewise Therapeutics, Inc.(a)(b)	20,783	654,665
Elanco Animal Health, Inc.(a)	131,431	3,145,144
Eli Lilly & Co.	217,536	200,083,087
Enliven Therapeutics, Inc.(a)(b)	11,971	469,263
Esperion Therapeutics, Inc.(a)(b)	65,145	178,497
Eton Pharmaceuticals, Inc.(a)	9,060	223,601
Evolus, Inc.(a)	11,699	48,083
EyePoint, Inc.(a)	21,856	281,724
Fulcrum Therapeutics, Inc.(a)(b)	23,018	176,548
Harmony Biosciences Holdings, Inc.(a)	11,668	326,821
Harrow, Inc.(a)(b)	6,922	244,070
Indivior Pharmaceuticals, Inc.(a)	32,456	989,259
Innoviva, Inc.(a)	18,740	436,642
Jazz Pharmaceuticals PLC(a)	16,644	3,146,548
Johnson & Johnson	653,612	159,768,917
LENZ Therapeutics, Inc.(a)(b)	5,782	52,905
Ligand Pharmaceuticals, Inc.(a)	5,348	1,067,728
Liquidia Corp.(a)(b)	21,171	798,994
Maze Therapeutics, Inc.(a)	5,759	171,906
MBX Biosciences, Inc.(a)	7,646	228,233
Merck & Co., Inc.	674,242	81,104,570
Nuvation Bio, Inc., Class A(a)	69,268	297,160
Ocular Therapeutix, Inc.(a)(b)	45,160	382,505
Omeros Corp.(a)	19,634	207,335
Organon & Co.	69,067	413,711
Pacira BioSciences, Inc.(a)	11,955	270,183
Perrigo Co. PLC	37,392	401,590
Pfizer, Inc.	1,544,431	43,367,622
Phathom Pharmaceuticals, Inc.(a)(b)	9,238	102,634
Phibro Animal Health Corp., Class A	3,859	213,441
Prestige Consumer Healthcare, Inc.(a)	13,794	817,570
Rapport Therapeutics, Inc.(a)(b)	7,641	239,087
Royalty Pharma PLC, Class A	105,722	5,071,484
Septerna, Inc.(a)	6,848	164,557
SIGA Technologies, Inc.	12,261	65,596
Supernus Pharmaceuticals, Inc.(a)	13,256	685,203
Tarsus Pharmaceuticals, Inc.(a)	9,826	689,294
Terns Pharmaceuticals, Inc.(a)	23,593	1,243,823
Theravance Biopharma, Inc.(a)(b)	15,577	252,815
Third Harmonic Bio, Inc.(a)(d)	10,547	—
Trevi Therapeutics, Inc.(a)(b)	24,364	290,663
Viatris, Inc.	310,874	4,199,908
WaVe Life Sciences Ltd.(a)	31,023	224,917
Xeris Biopharma Holdings, Inc.(a)	46,516	269,793
Zevra Therapeutics, Inc.(a)(b)	18,765	174,890
Zoetis, Inc., Class A	120,449	14,238,276
		568,536,001
182026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services — 0.6%
Alight, Inc., Class A	117,496	$ 68,465
Amentum Holdings, Inc.(a)	42,272	1,102,454
Asure Software, Inc.(a)(b)	3,464	29,790
Automatic Data Processing, Inc.	109,993	22,348,378
Barrett Business Services, Inc.	7,052	205,777
BlackSky Technology, Inc., Class A(a)(b)	8,336	209,734
Booz Allen Hamilton Holding Corp., Class A	32,875	2,565,236
Broadridge Financial Solutions, Inc.	31,782	5,163,939
CACI International, Inc., Class A(a)	6,138	3,338,274
CBIZ, Inc.(a)(b)	13,727	368,570
Clarivate PLC(a)(b)	124,553	315,119
Concentrix Corp.	13,396	366,515
Conduent, Inc.(a)	41,629	53,285
CRA International, Inc.	1,755	284,099
CSG Systems International, Inc.	7,955	635,923
Equifax, Inc.	33,291	5,994,710
ExlService Holdings, Inc.(a)	40,960	1,247,232
Exponent, Inc.	13,559	884,725
First Advantage Corp.(a)(b)	19,150	225,204
Forrester Research, Inc.(a)(b)	3,675	20,800
Franklin Covey Co.(a)(b)	4,428	69,918
FTI Consulting, Inc.(a)	8,150	1,440,675
Genpact Ltd.	43,435	1,617,954
Huron Consulting Group, Inc.(a)(b)	4,746	605,068
ICF International, Inc.	4,910	320,574
Innodata, Inc.(a)(b)	8,622	332,982
Insperity, Inc.	9,516	257,313
Jacobs Solutions, Inc.	32,630	4,153,146
KBR, Inc.	36,852	1,358,365
Kelly Services, Inc., Class A, NVS	10,204	90,305
Kforce, Inc.	5,119	149,680
Korn Ferry	14,322	901,570
Legalzoom.com, Inc.(a)	36,439	206,609
Leidos Holdings, Inc.	34,409	5,351,288
ManpowerGroup, Inc.	12,048	354,934
Maximus, Inc.	14,414	923,937
Parsons Corp.(a)(b)	14,678	795,107
Paychex, Inc.	86,883	8,003,662
Paycom Software, Inc.	14,097	1,713,349
Paylocity Holding Corp.(a)	12,175	1,315,387
Planet Labs PBC, Class A(a)(b)	72,744	2,033,195
Resolute Holdings Management, Inc.(a)(b)	907	147,206
Resources Connection, Inc.	10,835	40,415
Robert Half, Inc.	28,664	728,066
Science Applications International Corp.	13,684	1,298,885
SS&C Technologies Holdings, Inc.	57,659	3,896,019
TIC Solutions, Inc.(a)(b)	44,819	294,909
TransUnion	52,537	3,635,035
TriNet Group, Inc.	8,598	313,225
TrueBlue, Inc.(a)(b)	10,108	39,522
TTEC Holdings, Inc.(a)	4,716	11,790
Upwork, Inc.(a)(b)	30,779	337,338
Verisk Analytics, Inc.	37,591	7,132,892
Verra Mobility Corp., Class A(a)	44,640	637,906
Willdan Group, Inc.(a)(b)	4,116	315,121
		96,251,576
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	80,286	10,875,541
Compass, Inc., Class A(a)	174,740	1,277,349
CoStar Group, Inc.(a)	114,348	4,612,798
Cushman & Wakefield Ltd.(a)	40,265	493,649
eXp World Holdings, Inc.	16,417	98,338
Forestar Group, Inc.(a)	6,671	163,039
FRP Holdings, Inc.(a)	5,102	111,632
Howard Hughes Holdings, Inc.(a)	7,860	497,224
Jones Lang LaSalle, Inc.(a)	12,867	3,915,685
Kennedy-Wilson Holdings, Inc.	32,068	346,976
Marcus & Millichap, Inc.	5,953	158,290
Newmark Group, Inc., Class A	42,141	631,694
Real Brokerage, Inc. (The)(a)(b)	25,534	63,835
Security	Shares	Value
Real Estate Management & Development (continued)
REX Holdings, Inc., Class A(a)(b)	5,504	$ 31,703
RMR Group, Inc. (The), Class A	4,189	64,804
Seaport Entertainment Group, Inc.(a)(b)	2,461	52,862
St. Joe Co. (The)	11,861	744,871
Tejon Ranch Co.(a)	8,537	160,837
Zillow Group, Inc., Class A(a)(b)	12,703	525,777
Zillow Group, Inc., Class C, NVS(a)	45,091	1,865,866
		26,692,770
Residential REITs — 0.2%
American Homes 4 Rent, Class A	89,320	2,493,814
AvalonBay Communities, Inc.	38,493	6,287,832
Camden Property Trust	29,434	2,874,524
Centerspace	4,717	270,992
Equity LifeStyle Properties, Inc.	52,128	3,253,830
Equity Residential	102,894	6,086,180
Essex Property Trust, Inc.	17,421	4,215,882
Independence Realty Trust, Inc.	58,592	872,435
Invitation Homes, Inc.	165,251	4,106,487
Mid-America Apartment Communities, Inc.	31,425	3,837,621
NexPoint Residential Trust, Inc.	6,278	156,950
Sun Communities, Inc.	33,170	4,178,093
UDR, Inc.	89,256	3,015,068
UMH Properties, Inc.	15,733	227,027
Veris Residential, Inc.	24,450	461,372
		42,338,107
Retail REITs — 0.3%
Acadia Realty Trust	31,757	607,194
Agree Realty Corp.	29,809	2,247,002
Alexander’s, Inc.	566	133,689
Brixmor Property Group, Inc.	81,146	2,337,005
CBL & Associates Properties, Inc.	9,080	348,944
Curbline Properties Corp.	24,256	625,562
Federal Realty Investment Trust	22,675	2,408,312
Getty Realty Corp.	12,026	382,427
InvenTrust Properties Corp.	18,741	570,851
Kimco Realty Corp.	182,290	4,096,056
Kite Realty Group Trust	56,014	1,375,144
Macerich Co. (The)	72,538	1,370,968
NETSTREIT Corp.	25,502	480,203
NNN REIT, Inc.	49,320	2,072,920
Phillips Edison & Co., Inc.	33,993	1,272,018
Realty Income Corp.	248,025	15,174,169
Regency Centers Corp.	48,790	3,691,451
Saul Centers, Inc.	3,238	105,494
Simon Property Group, Inc.	88,054	16,424,713
SITE Centers Corp.	12,128	65,491
Tanger, Inc.	29,192	991,944
Urban Edge Properties	31,265	624,675
Whitestone REIT	15,932	257,302
		57,663,534
Semiconductors & Semiconductor Equipment — 12.9%
ACM Research, Inc., Class A(a)	16,174	636,447
Advanced Micro Devices, Inc.(a)	437,300	88,959,939
Aehr Test Systems(a)(b)	6,868	254,665
Allegro MicroSystems, Inc.(a)	33,320	1,050,580
Alpha & Omega Semiconductor Ltd.(a)	6,452	142,976
Ambarella, Inc.(a)(b)	11,736	604,111
Ambiq Micro, Inc.(a)(b)	6,750	171,517
Amkor Technology, Inc.	33,724	1,518,592
Analog Devices, Inc.	132,606	42,187,273
Applied Materials, Inc.	215,224	73,561,411
Astera Labs, Inc.(a)	34,067	3,733,743
Axcelis Technologies, Inc.(a)(b)	8,936	831,763
Broadcom, Inc.	1,253,989	388,122,135
CEVA, Inc.(a)(b)	5,723	106,906
Cirrus Logic, Inc.(a)	14,501	2,097,135
Cohu, Inc.(a)	11,222	343,618
Credo Technology Group Holding Ltd.(a)	43,352	4,069,452
Diodes, Inc.(a)	12,272	837,687
Schedule of Investments
19

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(a)	36,357	$ 1,374,658
Entegris, Inc.	40,332	4,728,524
First Solar, Inc.(a)	27,400	5,404,924
FormFactor, Inc.(a)	20,637	2,001,583
GLOBALFOUNDRIES, Inc.(a)	33,307	1,481,495
Ichor Holdings Ltd.(a)	7,405	345,147
Impinj, Inc.(a)	7,188	738,208
indie Semiconductor, Inc., Class A(a)(b)	33,156	106,762
Intel Corp.(a)	1,199,358	52,927,669
KLA Corp.	35,752	52,641,602
Kopin Corp.(a)	60,664	136,494
Kulicke & Soffa Industries, Inc.	15,250	1,002,230
Lam Research Corp.	340,810	72,817,465
Lattice Semiconductor Corp.(a)	36,981	3,430,358
MACOM Technology Solutions Holdings, Inc.(a)	17,982	3,993,263
Marvell Technology, Inc.	229,660	22,747,823
MaxLinear, Inc.(a)	18,967	329,836
Microchip Technology, Inc.	141,656	9,152,394
Micron Technology, Inc.	303,646	102,583,765
MKS, Inc.	17,793	4,089,009
Monolithic Power Systems, Inc.	12,652	13,833,064
Navitas Semiconductor Corp.(a)(b)	46,359	406,568
NVE Corp.	1,261	82,595
NVIDIA Corp.	6,354,840	1,108,284,096
ON Semiconductor Corp.(a)	109,040	6,751,757
Onto Innovation, Inc.(a)	13,554	2,779,519
PDF Solutions, Inc.(a)	7,630	249,577
Penguin Solutions, Inc.(a)	14,245	250,712
Photronics, Inc.(a)	16,425	663,734
Power Integrations, Inc.	15,810	809,472
Qnity Electronics, Inc.	56,486	6,517,355
Qorvo, Inc.(a)	22,939	1,775,479
QUALCOMM, Inc.	290,115	37,361,010
Rambus, Inc.(a)(b)	29,582	2,544,939
Rigetti Computing, Inc.(a)(b)	85,511	1,200,574
Semtech Corp.(a)	25,770	1,981,455
Silicon Laboratories, Inc.(a)	8,460	1,760,949
SiTime Corp.(a)	6,137	2,119,413
SkyWater Technology, Inc.(a)(b)	9,723	266,507
Skyworks Solutions, Inc.	41,368	2,215,256
Synaptics, Inc.(a)(b)	10,370	726,315
Teradyne, Inc.	42,417	12,574,944
Texas Instruments, Inc.	246,853	47,924,041
Ultra Clean Holdings, Inc.(a)	11,632	723,278
Universal Display Corp.	12,764	1,169,948
Veeco Instruments, Inc.(a)	15,367	520,327
		2,206,756,043
Software — 7.9%
8x8, Inc.(a)	28,424	47,184
A10 Networks, Inc.	23,208	536,569
ACI Worldwide, Inc.(a)	27,875	1,143,154
Adeia, Inc.	28,346	681,154
Adobe, Inc.(a)	111,211	27,033,170
Agilysys, Inc.(a)	6,351	451,810
Alarm.com Holdings, Inc.(a)	12,343	533,094
Alkami Technology, Inc.(a)(b)	18,413	288,532
Amplitude, Inc., Class A(a)	17,409	118,729
Appfolio, Inc., Class A(a)	6,110	964,280
Appian Corp., Class A(a)	10,422	251,274
AppLovin Corp., Class A(a)	64,717	25,757,366
Arteris, Inc.(a)	13,826	227,299
Asana, Inc., Class A(a)	19,916	127,462
Atlassian Corp., Class A(a)(b)	44,920	3,065,790
Aurora Innovation, Inc., Class A(a)(b)	321,750	1,325,610
Autodesk, Inc.(a)	58,223	13,938,586
AvePoint, Inc., Class A(a)	39,685	377,404
Bentley Systems, Inc., Class B	42,481	1,491,933
BILL Holdings, Inc.(a)	21,787	834,442
Bit Digital, Inc.(a)(b)	85,128	111,518
Bitdeer Technologies Group, Class A(a)(b)	23,970	207,340
Security	Shares	Value
Software (continued)
Blackbaud, Inc.(a)	11,417	$ 440,810
BlackLine, Inc.(a)	15,048	556,776
Blend Labs, Inc., Class A(a)(b)	61,902	105,233
Box, Inc., Class A(a)	37,853	894,845
Braze, Inc., Class A(a)(b)	23,259	549,145
C3.ai, Inc., Class A(a)(b)	29,749	250,487
Cadence Design Systems, Inc.(a)	74,022	20,568,493
CCC Intelligent Solutions Holdings, Inc.(a)(b)	148,026	888,156
Cerence, Inc.(a)(b)	10,043	63,371
Cipher Digital, Inc.(a)(b)	86,989	1,119,548
Circle Internet Group, Inc., Class A(a)	30,810	2,939,582
Cleanspark, Inc.(a)(b)	80,349	683,770
Clear Secure, Inc., Class A	22,170	1,073,250
Clearwater Analytics Holdings, Inc., Class A(a)	74,822	1,769,540
Commvault Systems, Inc.(a)	11,554	899,941
Consensus Cloud Solutions, Inc.(a)(b)	5,738	136,220
Core Scientific, Inc.(a)(b)	73,734	1,103,061
Crowdstrike Holdings, Inc., Class A(a)	66,975	26,147,710
CS Disco, Inc.(a)(b)	9,822	37,520
Daily Journal Corp.(a)(b)	396	191,007
Datadog, Inc., Class A(a)	84,756	10,005,446
Digimarc Corp.(a)(b)	5,362	26,327
Digital Turbine, Inc.(a)(b)	22,874	65,877
Docusign, Inc.(a)	54,332	2,575,880
Dolby Laboratories, Inc., Class A	15,678	941,621
Domo, Inc., Class B(a)(b)	6,979	21,356
Dropbox, Inc., Class A(a)(b)	50,191	1,140,340
D-Wave Quantum, Inc.(a)(b)	100,200	1,445,886
Dynatrace, Inc.(a)	80,001	2,958,437
Elastic NV(a)	25,943	1,296,891
EverCommerce, Inc.(a)(b)	11,471	131,114
Fair Isaac Corp.(a)	6,337	6,765,001
Five9, Inc.(a)	19,613	297,529
Fortinet, Inc.(a)	167,868	13,718,173
Freshworks, Inc., Class A(a)	54,659	438,912
Gen Digital, Inc.	148,056	2,787,894
Gitlab, Inc., Class A(a)	39,677	858,610
Guidewire Software, Inc.(a)	22,723	3,398,452
HubSpot, Inc.(a)	13,761	3,359,060
Hut 8 Corp.(a)(b)	26,055	1,222,240
I3 Verticals, Inc., Class A(a)(b)	6,210	138,856
Intapp, Inc.(a)	14,335	368,266
InterDigital, Inc.	7,096	2,142,992
Intuit, Inc.	74,204	32,084,326
Life360, Inc.(a)(b)	4,936	201,488
LiveRamp Holdings, Inc.(a)	16,859	447,101
Manhattan Associates, Inc.(a)	16,694	2,222,305
MARA Holdings, Inc.(a)(b)	101,476	828,044
Microsoft Corp.	2,013,756	745,432,058
Mitek Systems, Inc.(a)(b)	11,083	149,620
N-able, Inc.(a)	18,165	84,831
nCino, Inc.(a)	28,769	430,960
NCR Voyix Corp.(a)	44,742	283,217
NextNav, Inc.(a)(b)	23,172	371,215
Nutanix, Inc., Class A(a)	68,283	2,595,437
ON24, Inc.(a)(b)	15,315	124,051
OneSpan, Inc.	11,113	117,020
Ooma, Inc.(a)	7,187	104,571
Oracle Corp.	456,873	67,210,587
Pagaya Technologies Ltd., Class A(a)(b)	11,592	135,047
PagerDuty, Inc.(a)	26,980	167,546
Palantir Technologies, Inc., Class A(a)	593,204	86,773,881
Palo Alto Networks, Inc.(a)	217,021	34,792,807
PAR Technology Corp.(a)(b)	10,137	135,126
Pegasystems, Inc.	25,536	1,086,812
Porch Group, Inc.(a)(b)	28,426	203,814
Procore Technologies, Inc.(a)	33,980	1,936,860
Progress Software Corp.(a)	11,875	304,594
PTC, Inc.(a)	31,982	4,557,115
Q2 Holdings, Inc.(a)	16,417	776,524
202026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Qualys, Inc.(a)	10,107	$ 887,900
Rapid7, Inc.(a)	15,352	84,590
Red Violet, Inc.(a)	2,499	86,465
Rezolve AI PLC(a)(b)	56,236	143,964
Rimini Street, Inc.(a)(b)	25,528	83,732
RingCentral, Inc., Class A	24,694	918,370
Riot Platforms, Inc.(a)	92,163	1,139,135
Roper Technologies, Inc.	29,081	10,290,603
Rubrik, Inc., Class A(a)	39,538	1,936,176
SailPoint, Inc.(a)(b)	16,234	214,938
Salesforce, Inc.	247,368	46,176,185
Samsara, Inc., Class A(a)(b)	84,559	2,679,675
SEMrush Holdings, Inc., Class A(a)(b)	12,331	147,232
SentinelOne, Inc., Class A(a)	86,541	1,114,648
ServiceNow, Inc.(a)	283,340	29,623,197
SoundHound AI, Inc., Class A(a)(b)	99,993	686,952
SoundThinking, Inc.(a)	2,910	19,264
Sprinklr, Inc., Class A(a)	31,105	186,630
Sprout Social, Inc., Class A(a)	13,832	78,842
SPS Commerce, Inc.(a)	9,934	553,026
Strategy, Inc., Class A(a)(b)	84,631	10,561,949
Synopsys, Inc.(a)	51,799	20,537,268
Tenable Holdings, Inc.(a)(b)	31,696	536,138
Teradata Corp.(a)	26,596	681,655
Terawulf, Inc.(a)(b)	79,432	1,146,204
Trimble, Inc.(a)	65,427	4,267,803
Tyler Technologies, Inc.(a)	11,835	4,052,067
UiPath, Inc., Class A(a)(b)	108,831	1,208,024
Unity Software, Inc.(a)	88,291	1,937,105
Varonis Systems, Inc.(a)	30,557	656,059
Vertex, Inc., Class A(a)	19,163	227,848
Viant Technology, Inc., Class A(a)(b)	7,869	88,133
Weave Communications, Inc.(a)(b)	13,563	62,661
Workday, Inc., Class A(a)	58,073	7,544,844
Workiva, Inc., Class A(a)	13,210	787,712
Xperi, Inc.(a)(b)	12,543	70,241
Yext, Inc.(a)(b)	25,814	99,126
Zeta Global Holdings Corp., Class A(a)	57,906	921,864
Zoom Communications, Inc., Class A(a)	71,631	5,758,416
Zscaler, Inc.(a)(b)	26,359	3,697,904
		1,341,488,827
Specialized REITs — 0.8%
American Tower Corp.	127,498	22,003,605
Crown Castle, Inc.	117,426	9,547,908
CubeSmart	59,389	2,176,607
Digital Realty Trust, Inc.	93,207	16,796,833
EPR Properties	20,908	1,044,564
Equinix, Inc.	26,618	26,092,028
Extra Space Storage, Inc.	56,922	7,464,182
Farmland Partners, Inc.	10,363	116,376
Four Corners Property Trust, Inc.	28,116	664,943
Gaming & Leisure Properties, Inc.	72,567	3,219,798
Gladstone Land Corp.	9,364	95,513
Iron Mountain, Inc.	79,526	8,122,786
Lamar Advertising Co., Class A	23,572	2,985,629
Millrose Properties, Inc., Class A	41,492	1,161,776
National Storage Affiliates Trust	18,643	703,587
Outfront Media, Inc.	39,249	1,040,098
Public Storage	42,970	11,639,714
Rayonier, Inc.	81,208	1,674,509
Safehold, Inc.	14,654	198,269
SBA Communications Corp., Class A	28,798	4,956,424
Smartstop Self Storage REIT, Inc.	14,938	452,323
VICI Properties, Inc.	285,275	7,793,713
Weyerhaeuser Co.	198,286	4,844,127
		134,795,312
Specialty Retail — 1.8%
1-800-Flowers.com, Inc., Class A(a)(b)	10,848	32,978
Abercrombie & Fitch Co., Class A(a)	13,861	1,266,480
Security	Shares	Value
Specialty Retail (continued)
Academy Sports & Outdoors, Inc.	17,313	$ 977,319
Advance Auto Parts, Inc.	15,762	831,445
American Eagle Outfitters, Inc.	49,118	820,271
America’s Car-Mart, Inc.(a)(b)	1,976	25,154
Arhaus, Inc., Class A	13,736	93,130
Arko Corp., Class A	21,078	117,194
Asbury Automotive Group, Inc.(a)	5,480	1,070,847
AutoNation, Inc.(a)	6,961	1,359,205
AutoZone, Inc.(a)	4,510	15,233,788
Bath & Body Works, Inc.	61,942	1,156,457
Bed Bath & Beyond, Inc.(a)(b)	11,688	54,232
Best Buy Co., Inc.	52,172	3,349,442
Boot Barn Holdings, Inc.(a)	8,272	1,210,690
Buckle, Inc. (The)	6,871	346,024
Build-A-Bear Workshop, Inc.	4,317	161,672
Burlington Stores, Inc.(a)	17,230	5,606,297
Caleres, Inc.	10,810	113,937
Camping World Holdings, Inc., Class A	15,075	102,962
CarMax, Inc.(a)	41,494	1,725,321
Carvana Co., Class A(a)	36,613	11,510,395
Chewy, Inc., Class A(a)	63,524	1,715,148
Designer Brands, Inc., Class A	17,954	102,158
Dick’s Sporting Goods, Inc.	17,743	3,518,259
EVgo, Inc., Class A(a)(b)	20,948	36,031
Five Below, Inc.(a)	14,793	3,379,905
Floor & Decor Holdings, Inc., Class A(a)	28,169	1,430,985
GameStop Corp., Class A(a)(b)	109,990	2,534,170
Gap, Inc. (The)	62,079	1,502,312
Genesco, Inc.(a)	3,236	93,812
Group 1 Automotive, Inc.	3,412	1,128,110
Haverty Furniture Cos., Inc.	4,642	98,318
Home Depot, Inc. (The)	270,441	88,945,340
Lithia Motors, Inc., Class A	6,455	1,611,943
Lowe’s Cos., Inc.	151,944	35,901,328
MarineMax, Inc.(a)	5,484	148,397
Monro, Inc.	8,683	139,275
Murphy U.S.A., Inc.	4,598	2,271,274
National Vision Holdings, Inc.(a)	20,908	541,517
OneWater Marine, Inc., Class A(a)(b)	3,418	32,300
O’Reilly Automotive, Inc.(a)	228,144	21,059,973
Outdoor Holding Co.(a)	37,132	74,635
Penske Automotive Group, Inc.	5,388	805,614
Petco Health & Wellness Co., Inc.(a)(b)	23,690	65,858
RealReal, Inc. (The)(a)	27,031	245,441
Revolve Group, Inc., Class A(a)(b)	9,845	222,595
RH(a)	4,221	590,180
Ross Stores, Inc.	86,302	18,695,602
Sally Beauty Holdings, Inc.(a)	28,076	388,853
Shoe Carnival, Inc.	5,597	87,257
Signet Jewelers Ltd.	11,883	1,005,777
Sleep Number Corp.(a)(b)	5,848	10,497
Sonic Automotive, Inc., Class A	3,379	231,698
Stitch Fix, Inc., Class A(a)(b)	26,592	88,020
ThredUp, Inc., Class A(a)	29,830	97,842
TJX Cos., Inc. (The)	303,047	48,396,606
Tractor Supply Co.	143,597	6,504,944
Ulta Beauty, Inc.(a)	12,074	6,311,201
Upbound Group, Inc.	16,562	298,944
Urban Outfitters, Inc.(a)	16,764	1,061,999
Valvoline, Inc.(a)	34,483	1,161,387
Victoria’s Secret & Co.(a)	21,454	994,607
Warby Parker, Inc., Class A(a)	26,167	551,339
Wayfair, Inc., Class A(a)(b)	26,542	1,996,224
Williams-Sonoma, Inc.	31,969	5,828,908
Winmark Corp.	785	335,627
Zumiez, Inc.(a)	5,468	121,171
		309,528,621
Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	3,911,732	992,758,464
Corsair Gaming, Inc.(a)	10,335	57,359
Schedule of Investments
21

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C	84,707	$ 13,902,960
Diebold Nixdorf, Inc.(a)(b)	6,778	511,332
Eastman Kodak Co.(a)	20,273	183,471
Everpure, Inc., Class A(a)	83,283	4,917,028
GPGI, Inc., Class A(b)	47,767	816,816
Hewlett Packard Enterprise Co.	358,777	8,542,480
HP, Inc.	253,572	4,871,118
Immersion Corp.	5,081	27,742
IonQ, Inc.(a)(b)	90,728	2,615,688
NetApp, Inc.	54,355	5,565,409
Quantum Computing, Inc.(a)(b)	54,051	370,249
Sandisk Corp.(a)	38,802	24,652,463
Super Micro Computer, Inc.(a)(b)	138,589	3,155,672
Turtle Beach Corp.(a)(b)	8,556	86,758
Western Digital Corp.	92,161	24,928,629
Xerox Holdings Corp.	33,787	43,585
		1,088,007,223
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc.(a)	40,268	1,325,623
Birkenstock Holding PLC(a)(b)	14,141	506,672
Capri Holdings Ltd.(a)(b)	30,789	542,502
Carter’s, Inc.	9,987	357,135
Columbia Sportswear Co.	8,261	452,785
Crocs, Inc.(a)	15,025	1,247,375
Deckers Outdoor Corp.(a)	39,295	3,933,037
Figs, Inc., Class A(a)	23,556	347,922
G-III Apparel Group Ltd.	11,372	315,004
Kontoor Brands, Inc.	14,313	1,006,061
Lululemon Athletica, Inc.(a)	28,410	4,349,571
Movado Group, Inc.	4,405	107,570
NIKE, Inc., Class B	317,469	16,768,713
On Holding AG, Class A(a)	59,460	2,022,829
Oxford Industries, Inc.	4,651	179,110
PVH Corp.	14,800	1,032,448
Ralph Lauren Corp., Class A	10,529	3,621,871
Steven Madden Ltd.	19,509	661,745
Tapestry, Inc.	55,823	7,877,184
Under Armour, Inc., Class A(a)(b)	50,838	300,453
Under Armour, Inc., Class C, NVS(a)	51,737	299,557
VF Corp.	93,555	1,589,499
Wolverine World Wide, Inc.	22,852	372,945
		49,217,611
Tobacco — 0.6%
Altria Group, Inc.	458,336	30,245,593
Philip Morris International, Inc.	422,986	69,936,505
Turning Point Brands, Inc.(b)	4,079	354,016
Universal Corp.	6,727	354,513
		100,890,627
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	28,698	1,863,648
Alta Equipment Group, Inc., Class A	9,052	48,609
Applied Industrial Technologies, Inc.	10,702	2,839,455
BlueLinx Holdings, Inc.(a)(b)	2,316	125,481
Boise Cascade Co.	11,080	840,418
Core & Main, Inc., Class A(a)	52,052	2,571,369
Custom Truck One Source, Inc.(a)	17,418	114,436
Distribution Solutions Group, Inc.(a)(b)	4,031	105,773
DNOW, Inc.(a)	50,400	600,264
DXP Enterprises, Inc.(a)	2,868	400,746
Fastenal Co.	311,598	14,458,147
Ferguson Enterprises, Inc.	51,500	12,012,890
GATX Corp.	9,133	1,559,368
Global Industrial Co.	4,003	126,175
Herc Holdings, Inc.	8,574	853,542
Hudson Technologies, Inc.(a)(b)	11,465	67,414
McGrath RentCorp	6,224	686,383
MSC Industrial Direct Co., Inc., Class A	12,494	1,152,821
NPK International, Inc.(a)	26,626	385,811
QXO, Inc.(a)(b)	174,593	3,390,596
Security	Shares	Value
Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A	15,660	$ 1,035,283
Rush Enterprises, Inc., Class B	3,400	218,790
SiteOne Landscape Supply, Inc.(a)	12,375	1,647,236
Titan Machinery, Inc.(a)	5,783	96,692
Transcat, Inc.(a)(b)	2,645	194,275
United Rentals, Inc.	17,276	12,586,602
Watsco, Inc.	9,342	3,398,526
WESCO International, Inc.	12,903	3,530,519
Willis Lease Finance Corp.(b)	1,191	202,780
WW Grainger, Inc.	11,794	12,865,013
Xometry, Inc., Class A(a)(b)	12,490	510,092
		80,489,154
Water Utilities — 0.1%
American States Water Co.	10,318	780,247
American Water Works Co., Inc.	52,747	7,178,339
California Water Service Group	15,682	711,022
Consolidated Water Co. Ltd.	4,768	157,916
Essential Utilities, Inc.	74,394	2,995,846
H2O America	7,758	455,162
Middlesex Water Co.	5,289	275,293
York Water Co. (The)	3,339	101,673
		12,655,498
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	17,630	70,873
Millicom International Cellular SA	27,724	2,077,636
Shenandoah Telecommunications Co.	13,468	207,677
Spok Holdings, Inc.	7,747	84,442
Telephone & Data Systems, Inc.	27,903	1,174,716
T-Mobile U.S., Inc.	130,533	27,415,846
		31,031,190
Total Common Stocks — 99.8% (Cost: $11,023,378,361)		17,023,023,539
Rights
Biotechnology — 0.0%
Aduro Biotech CVR(a)(d)	4,039	2,060
Akero Therapeutics, Inc.(a)(d)	21,010	13,657
Chinook Therapeutics, Inc., CVR(a)(d)	16,679	2,835
GTX, Inc., Contingent Rights(a)(b)(d)	684	—
Inhibrx, Inc., CVR(a)(d)	7,685	12,757
		31,309
Total Rights — 0.0% (Cost: $1,402)		31,309
Total Long-Term Investments — 99.8% (Cost: $11,023,379,763)		17,023,054,848
222026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(e)(f)	191,560,926	$ 191,599,238
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(e)	26,573,663	26,573,663
Total Short-Term Securities — 1.3% (Cost: $218,066,743)		218,172,901
Total Investments — 101.1% (Cost: $11,241,446,506)		17,241,227,749
Liabilities in Excess of Other Assets — (1.1)%		(194,088,811)
Net Assets — 100.0%		$ 17,047,138,938

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 206,421,024	$ —	$ (14,762,336)(a)	$ (10,027)	$ (49,423)	$ 191,599,238	191,560,926	$ 1,247,094 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	23,775,370	2,798,293 (a)	—	—	—	26,573,663	26,573,663	898,870	—
BlackRock, Inc.	37,352,833	6,858,096	(4,925,851)	2,949,734	(2,463,295)	39,771,517	41,355	869,081	—
				$ 2,939,707	$ (2,512,718)	$ 257,944,418		$ 3,015,045	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	16	06/18/26	$ 2,010	$ 5,698
S&P 500 E-Mini Index	60	06/18/26	19,712	(315,248)
				$ (309,550)
Schedule of Investments
23

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell 3000 ETF
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 5,698	$ —	$ —	$ —	$ 5,698
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 315,248	$ —	$ —	$ —	$ 315,248

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 4,678,858	$ —	$ —	$ —	$ 4,678,858
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (643,936)	$ —	$ —	$ —	$ (643,936)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 24,993,972

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 17,023,023,539	$ —	$ —	$ 17,023,023,539
Rights	—	—	31,309	31,309
Short-Term Securities
Money Market Funds	218,172,901	—	—	218,172,901
	$ 17,241,196,440	$ —	$ 31,309	$ 17,241,227,749
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 5,698	$ —	$ —	$ 5,698
Liabilities
Equity Contracts	(315,248)	—	—	(315,248)
	$ (309,550)	$ —	$ —	$ (309,550)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
242026 iShares Annual Financial Statements and Additional Information

Schedule of Investments
March 31, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
ATI, Inc.(a)	193,779	$ 28,187,093
BWX Technologies, Inc.	108,619	22,211,499
Carpenter Technology Corp.	57,186	22,539,862
Curtiss-Wright Corp.	53,032	36,121,156
Hexcel Corp.	109,839	8,889,270
Huntington Ingalls Industries, Inc.	56,078	21,304,032
L3Harris Technologies, Inc.	269,268	92,937,850
Leonardo DRS, Inc.	63,859	2,843,003
Loar Holdings, Inc.(a)(b)	6,157	352,735
StandardAero, Inc.(a)(b)	299,865	7,745,513
Textron, Inc.	252,598	22,117,481
Woodward, Inc.	86,201	30,853,062
		296,102,556
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	169,680	28,178,758
Expeditors International of Washington, Inc.	192,578	27,582,947
GXO Logistics, Inc.(a)	163,250	8,464,512
		64,226,217
Automobile Components — 0.4%
Aptiv PLC(a)	312,425	21,694,792
BorgWarner, Inc.	305,390	16,570,461
Gentex Corp.	315,580	6,895,423
Lear Corp.	74,349	9,002,177
QuantumScape Corp., Class A(a)(b)	646,378	4,123,892
		58,286,745
Automobiles — 0.7%
Ford Motor Co.	5,626,163	64,925,921
Harley-Davidson, Inc.	161,283	3,261,142
Lucid Group, Inc.(a)(b)	193,128	1,840,510
Rivian Automotive, Inc., Class A(a)(b)	1,141,600	17,181,080
Thor Industries, Inc.	73,366	5,861,210
		93,069,863
Banks — 3.3%
Bank OZK	157,742	7,238,780
BOK Financial Corp.	26,776	3,428,935
Central BanCo, Inc., Class A(b)	28,417	680,587
Citizens Financial Group, Inc.	619,718	37,164,488
Columbia Banking System, Inc.	420,116	11,523,782
Commerce Bancshares, Inc.	194,717	9,580,076
Cullen/Frost Bankers, Inc.	85,947	11,781,615
East West Bancorp, Inc.	197,224	21,055,634
Fifth Third Bancorp	1,302,098	60,495,473
First Citizens BancShares, Inc., Class A(b)	12,604	23,754,255
First Hawaiian, Inc.	181,318	4,467,676
First Horizon Corp.	690,640	15,718,966
FNB Corp.	511,029	8,544,405
Huntington Bancshares, Inc.	2,890,145	45,230,769
KeyCorp	1,333,591	26,738,500
M&T Bank Corp.	218,860	45,242,739
Pinnacle Financial Partners, Inc.	214,255	18,455,926
Popular, Inc.	84,277	11,307,445
Prosperity Bancshares, Inc.	134,990	9,068,628
Regions Financial Corp.	1,251,554	32,690,590
Southstate Bank Corp.	140,927	13,038,566
Webster Financial Corp.	230,245	15,983,608
Western Alliance Bancorp	122,867	8,705,127
Wintrust Financial Corp.	95,267	13,236,397
Zions Bancorp N.A.	208,777	12,029,731
		467,162,698
Security	Shares	Value
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A(a)	11,333	$ 2,611,123
Brown-Forman Corp., Class A	62,287	1,668,669
Brown-Forman Corp., Class B, NVS	205,863	5,443,018
Coca-Cola Consolidated, Inc.	70,295	13,478,363
Constellation Brands, Inc., Class A	205,141	30,771,150
Molson Coors Beverage Co., Class B	235,149	10,125,516
Primo Brands Corp., Class A(b)	369,750	6,962,392
		71,060,231
Biotechnology — 1.3%
Biogen, Inc.(a)(b)	210,347	38,562,916
BioMarin Pharmaceutical, Inc.(a)	275,057	15,537,970
Caris Life Sciences, Inc.(a)(b)	66,366	1,186,624
Exelixis, Inc.(a)	73,494	3,152,158
Incyte Corp.(a)	171,078	16,101,861
Insmed, Inc.(a)(b)	18,866	3,084,968
Ionis Pharmaceuticals, Inc.(a)(b)	17,745	1,332,472
Moderna, Inc.(a)(b)	515,041	26,164,083
Neurocrine Biosciences, Inc.(a)	20,577	2,710,814
Revolution Medicines, Inc.(a)	245,804	23,904,439
Roivant Sciences Ltd.(a)	610,526	16,911,570
Sarepta Therapeutics, Inc.(a)	29,883	650,254
United Therapeutics Corp.(a)	61,017	36,181,861
Viking Therapeutics, Inc.(a)(b)	145,093	4,721,326
		190,203,316
Broadline Retail — 0.6%
Dillard’s, Inc., Class A(b)	4,459	2,551,039
eBay, Inc.	650,912	59,246,010
Etsy, Inc.(a)	56,896	2,843,662
Macy’s, Inc.	386,321	6,988,547
Ollie’s Bargain Outlet Holdings, Inc.(a)	88,076	8,106,515
		79,735,773
Building Products — 1.0%
A. O. Smith Corp.	164,351	10,837,305
Advanced Drainage Systems, Inc.	101,684	13,943,927
Allegion PLC	123,941	18,007,388
Armstrong World Industries, Inc.	44,303	7,301,134
Builders FirstSource, Inc.(a)	156,498	12,884,480
Carlisle Cos., Inc.	52,577	17,540,739
Fortune Brands Innovations, Inc.	174,194	6,788,340
Hayward Holdings, Inc.(a)	296,440	3,966,367
Masco Corp.	298,743	18,035,115
Owens Corning	117,185	12,681,761
Simpson Manufacturing Co., Inc.	55,368	9,502,256
Trex Co., Inc.(a)	153,330	5,584,279
		137,073,091
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	39,529	10,937,674
Ameriprise Financial, Inc.	12,333	5,480,785
Bank of New York Mellon Corp. (The)	920,540	109,203,660
Bullish(a)(b)	40,146	1,434,417
Carlyle Group, Inc. (The)	376,211	18,204,850
Cboe Global Markets, Inc.	150,617	42,333,920
Coinbase Global, Inc., Class A(a)	289,806	50,603,026
Evercore, Inc., Class A	53,028	15,829,388
FactSet Research Systems, Inc.	50,845	11,032,857
Franklin Resources, Inc.	391,096	9,237,688
Freedom Holding Corp.(a)(b)	4,542	658,045
Hamilton Lane, Inc., Class A	20,395	2,027,263
Houlihan Lokey, Inc., Class A	48,969	7,032,928
Invesco Ltd.	525,095	12,754,558
Janus Henderson Group PLC	176,305	9,056,788
Schedule of Investments
25

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Jefferies Financial Group, Inc.	166,402	$ 6,867,411
Lazard, Inc.	106,082	4,506,363
MarketAxess Holdings, Inc.	53,545	8,833,854
Morningstar, Inc.	9,839	1,663,283
MSCI, Inc., Class A	52,305	28,192,918
Nasdaq, Inc.	652,508	55,391,404
Northern Trust Corp.	267,088	37,277,472
Raymond James Financial, Inc.	257,293	37,253,454
Robinhood Markets, Inc., Class A(a)	946,478	65,590,925
SEI Investments Co.	147,669	11,587,586
State Street Corp.	401,668	50,835,102
Stifel Financial Corp.	213,060	15,749,395
T Rowe Price Group, Inc.	311,473	28,076,176
TPG, Inc., Class A	12,647	512,330
Tradeweb Markets, Inc., Class A	154,233	18,147,055
Virtu Financial, Inc., Class A	114,727	5,045,693
XP, Inc., Class A	518,537	9,872,945
		691,231,213
Chemicals — 2.9%
Albemarle Corp.	169,407	30,413,639
Ashland, Inc.	64,843	3,605,919
Axalta Coating Systems Ltd.(a)	306,260	8,483,402
Celanese Corp., Class A	158,540	10,427,176
CF Industries Holdings, Inc.	224,001	29,084,290
Corteva, Inc.	976,024	81,702,969
Dow, Inc.	1,018,071	42,402,657
DuPont de Nemours, Inc.	604,383	27,680,741
Eastman Chemical Co.	162,872	12,430,391
Element Solutions, Inc.	323,669	11,050,060
FMC Corp.	178,489	3,073,580
Huntsman Corp.	239,319	3,185,336
International Flavors & Fragrances, Inc.	369,600	26,814,480
LyondellBasell Industries NV, Class A	368,896	29,718,262
Mosaic Co. (The)	452,694	11,543,697
NewMarket Corp.	9,071	5,814,057
Olin Corp.	169,294	5,033,111
PPG Industries, Inc.	323,256	34,549,601
RPM International, Inc.	183,867	18,276,380
Scotts Miracle-Gro Co. (The)	63,842	3,882,232
Westlake Corp.	48,740	5,693,807
		404,865,787
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(a)	72,763	20,863,335
MSA Safety, Inc.	53,565	8,781,982
RB Global, Inc.	250,366	23,997,581
Tetra Tech, Inc.	308,609	9,295,303
Veralto Corp.	214,814	18,993,854
		81,932,055
Communications Equipment — 1.2%
Ciena Corp.(a)	203,482	78,997,817
F5, Inc.(a)	81,614	23,613,378
Lumentum Holdings, Inc.(a)	93,743	65,878,831
		168,490,026
Construction & Engineering — 1.0%
AECOM	185,197	15,708,409
API Group Corp.(a)	516,548	20,930,525
EMCOR Group, Inc.	41,638	30,741,752
Everus Construction Group, Inc.(a)	73,446	8,671,035
MasTec, Inc.(a)	70,780	22,772,757
Quanta Services, Inc.	47,780	26,232,175
Security	Shares	Value
Construction & Engineering (continued)
Valmont Industries, Inc.	28,045	$ 11,205,941
WillScot Holdings Corp., Class A	195,727	3,397,821
		139,660,415
Construction Materials — 0.8%
Eagle Materials, Inc.	42,732	8,095,577
James Hardie Industries PLC(a)(b)	81,660	1,546,640
Martin Marietta Materials, Inc.	86,464	50,899,628
Vulcan Materials Co.	190,539	51,883,770
		112,425,615
Consumer Finance — 0.6%
Ally Financial, Inc.	350,366	13,744,858
Credit Acceptance Corp.(a)(b)	4,852	2,054,628
Figure Technology Solutions, Inc., Class A(a)(b)	41,055	1,393,817
OneMain Holdings, Inc.	169,143	9,047,459
SLM Corp.	259,989	5,566,365
SoFi Technologies, Inc.(a)(b)	1,510,596	23,988,264
Synchrony Financial	500,728	34,059,519
		89,854,910
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	514,719	8,770,812
BJ’s Wholesale Club Holdings, Inc.(a)	160,623	15,808,516
Casey’s General Stores, Inc.	45,309	32,978,609
Dollar General Corp.	316,932	37,629,336
Dollar Tree, Inc.(a)	271,112	29,689,475
Kroger Co. (The)	837,832	60,625,523
Maplebear, Inc.(a)	248,226	9,298,546
Performance Food Group Co.(a)	192,221	16,465,651
Sysco Corp.	320,332	22,849,282
U.S. Foods Holding Corp.(a)	322,655	29,752,017
		263,867,767
Containers & Packaging — 1.5%
Amcor PLC	662,248	26,324,358
AptarGroup, Inc.	94,393	11,895,406
Avery Dennison Corp.	110,597	19,097,890
Ball Corp.	387,402	22,899,332
Crown Holdings, Inc.	166,986	16,740,347
Graphic Packaging Holding Co.	432,891	4,302,937
International Paper Co.	754,955	26,951,893
Packaging Corp. of America	127,324	27,020,699
Sealed Air Corp.	210,843	8,865,948
Silgan Holdings, Inc.	126,515	4,908,782
Smurfit Westrock PLC	748,849	29,841,633
Sonoco Products Co.	143,848	7,780,738
		206,629,963
Distributors — 0.3%
Genuine Parts Co.	200,002	21,150,212
LKQ Corp.	371,843	10,921,029
Pool Corp.	38,567	7,803,261
		39,874,502
Diversified Consumer Services — 0.3%
ADT, Inc.	752,432	4,943,478
Bright Horizons Family Solutions, Inc.(a)	71,718	5,890,200
Grand Canyon Education, Inc.(a)	28,941	4,920,838
H&R Block, Inc.	151,417	4,805,976
Liberty Live Holdings, Inc., Class A(a)	28,483	2,610,182
Liberty Live Holdings, Inc., Class C, NVS(a)(b)	69,212	6,513,541
Service Corp. International	196,094	16,179,716
		45,863,931
262026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs — 0.1%
WP Carey, Inc.	312,365	$ 21,228,325
Diversified Telecommunication Services — 0.1%
AST SpaceMobile, Inc., Class A(a)(b)	24,096	1,996,836
GCI Liberty, Inc., Class A(a)	3,793	139,772
GCI Liberty, Inc., Class C, NVS(a)	39,744	1,478,874
Iridium Communications, Inc.	123,203	3,417,651
Liberty Global Ltd., Class A(a)	239,657	2,897,453
Liberty Global Ltd., Class C, NVS(a)(b)	192,668	2,259,996
		12,190,582
Electric Utilities — 3.7%
Alliant Energy Corp.	370,749	26,604,948
Edison International	548,705	40,154,232
Entergy Corp.	643,196	72,269,503
Evergy, Inc.	332,141	27,208,991
Eversource Energy	541,593	37,521,563
Exelon Corp.	1,455,911	71,368,757
FirstEnergy Corp.	789,604	40,001,339
IDACORP, Inc.	77,778	11,119,921
OGE Energy Corp.	302,273	14,497,013
PG&E Corp.	3,163,629	55,584,961
Pinnacle West Capital Corp.	171,851	17,313,988
PPL Corp.	1,067,462	40,777,048
Xcel Energy, Inc.	852,474	67,720,535
		522,142,799
Electrical Equipment — 1.7%
Acuity, Inc.	44,775	12,546,851
AMETEK, Inc.	331,801	71,124,862
Generac Holdings, Inc.(a)	83,134	16,238,564
Hubbell, Inc.	77,143	37,857,156
nVent Electric PLC	230,200	27,228,056
Regal Rexnord Corp.	95,108	17,809,924
Rockwell Automation, Inc.	149,968	53,820,516
Sensata Technologies Holding PLC	208,391	7,339,531
		243,965,460
Electronic Equipment, Instruments & Components — 3.5%
Arrow Electronics, Inc.(a)	73,968	10,607,751
Avnet, Inc.	116,143	7,156,731
CDW Corp.	173,248	20,966,473
Cognex Corp.	242,540	11,882,034
Coherent Corp.(a)	252,206	60,077,991
Corning, Inc.	1,125,208	152,994,532
Crane NXT Co.	71,466	2,900,805
Flex Ltd.(a)(b)	531,282	34,777,720
Ingram Micro Holding Corp.	28,754	670,256
IPG Photonics Corp.(a)	36,150	4,142,428
Jabil, Inc.	51,781	13,754,587
Keysight Technologies, Inc.(a)	247,810	69,974,110
Littelfuse, Inc.	35,351	11,996,362
Ralliant Corp.	163,549	6,802,003
TD SYNNEX Corp.	109,773	18,519,803
Teledyne Technologies, Inc.(a)	66,890	40,469,119
Vontier Corp.	210,079	7,451,502
Zebra Technologies Corp., Class A(a)	73,587	15,385,570
		490,529,777
Energy Equipment & Services — 1.4%
Baker Hughes Co., Class A	1,430,020	87,302,721
Halliburton Co.	1,210,009	47,178,251
NOV, Inc.	525,192	9,878,861
Security	Shares	Value
Energy Equipment & Services (continued)
TechnipFMC PLC	576,402	$ 39,846,670
Weatherford International PLC	102,022	9,649,241
		193,855,744
Entertainment — 1.8%
Electronic Arts, Inc.	362,159	73,833,355
Liberty Media Corp. - Liberty Formula One, Class A(a)(b)	22,853	1,784,362
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	209,157	17,782,528
Madison Square Garden Sports Corp., Class A(a)	23,558	7,571,541
Roku, Inc., Class A(a)	160,861	15,220,668
Take-Two Interactive Software, Inc.(a)	173,395	34,245,513
TKO Group Holdings, Inc., Class A	54,720	11,034,288
Warner Bros Discovery, Inc., Class A(a)(b)	3,358,061	92,212,355
		253,684,610
Financial Services — 1.2%
Affirm Holdings, Inc., Class A(a)	160,815	7,368,543
Block, Inc., Class A(a)	486,574	29,282,023
Euronet Worldwide, Inc.(a)(b)	58,157	3,859,880
Fidelity National Information Services, Inc.	747,897	35,083,848
Global Payments, Inc.	339,317	22,836,034
Jack Henry & Associates, Inc.	105,225	16,629,759
MGIC Investment Corp.	321,002	8,426,303
Rocket Cos., Inc., Class A(a)	1,366,255	19,469,134
TFS Financial Corp.	76,781	1,078,773
UWM Holdings Corp., Class A	285,987	1,035,273
Voya Financial, Inc.	138,709	9,476,599
Western Union Co. (The)	403,681	3,524,135
WEX, Inc.(a)(b)	45,210	6,918,939
		164,989,243
Food Products — 2.1%
Archer-Daniels-Midland Co.	689,037	50,086,100
Bunge Global SA	188,083	23,924,158
Campbell’s Co. (The)	278,698	6,206,604
Conagra Brands, Inc.	685,455	10,775,353
Darling Ingredients, Inc.(a)	199,515	12,340,003
Flowers Foods, Inc.	282,990	2,306,368
Freshpet, Inc.(a)	51,229	3,020,462
General Mills, Inc.	766,732	28,537,765
Hershey Co. (The)	184,271	38,308,098
Hormel Foods Corp.	416,186	9,426,613
Ingredion, Inc.	90,632	10,210,601
J M Smucker Co. (The)	148,684	14,339,085
Kraft Heinz Co. (The)	1,228,883	27,637,579
Lamb Weston Holdings, Inc.	194,557	8,221,979
McCormick & Co., Inc., NVS	364,418	18,381,244
Pilgrim’s Pride Corp.	62,807	2,371,592
Post Holdings, Inc.(a)(b)	66,163	6,540,874
Seaboard Corp.	375	2,120,257
Smithfield Foods, Inc.	64,674	1,808,932
Tyson Foods, Inc., Class A	399,706	25,609,163
		302,172,830
Gas Utilities — 0.5%
Atmos Energy Corp.	230,807	42,634,669
MDU Resources Group, Inc.	293,189	6,074,876
National Fuel Gas Co.	135,173	12,700,855
UGI Corp.	310,385	11,304,222
		72,714,622
Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)(b)	16,092	2,347,018
Schedule of Investments
27

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
JB Hunt Transport Services, Inc.	110,190	$ 23,349,261
Knight-Swift Transportation Holdings, Inc.	227,089	13,075,785
Landstar System, Inc.	49,008	7,856,473
Lyft, Inc., Class A(a)(b)	464,049	6,171,852
Old Dominion Freight Line, Inc.	249,803	48,811,506
Ryder System, Inc.	56,544	11,575,122
Saia, Inc.(a)	38,365	13,476,857
Schneider National, Inc., Class B	66,120	1,742,923
U-Haul Holding Co.(a)(b)	6,654	317,928
U-Haul Holding Co., NVS	92,592	4,136,085
XPO, Inc.(a)(b)	130,939	25,474,182
		158,334,992
Health Care Equipment & Supplies — 2.0%
Align Technology, Inc.(a)	96,474	16,538,538
Baxter International, Inc.(b)	739,729	12,427,447
Cooper Cos., Inc. (The)(a)	280,429	20,050,673
DENTSPLY SIRONA, Inc.	287,529	3,335,336
Envista Holdings Corp.(a)	234,606	5,951,954
GE HealthCare Technologies, Inc.	659,894	46,971,255
Globus Medical, Inc., Class A(a)	161,372	13,903,812
Hologic, Inc.(a)	322,305	24,363,035
Medline, Inc., Class A(a)	470,333	20,929,818
ResMed, Inc.	160,660	36,064,957
Solventum Corp.(a)	212,859	13,899,693
STERIS PLC	141,166	31,216,038
Teleflex, Inc.	64,514	7,716,520
Zimmer Biomet Holdings, Inc.	285,546	25,819,069
		279,188,145
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)	134,262	3,140,388
Cardinal Health, Inc.	171,168	36,169,510
Centene Corp.(a)	708,436	23,194,195
Chemed Corp.	18,239	6,889,600
Encompass Health Corp.	143,753	13,905,228
Henry Schein, Inc.(a)	145,956	10,756,957
Humana, Inc.	174,120	30,190,667
Labcorp Holdings, Inc.	120,329	32,104,980
Molina Healthcare, Inc.(a)(b)	33,010	4,400,233
Quest Diagnostics, Inc.	160,654	31,484,971
Tenet Healthcare Corp.(a)	125,258	23,637,437
Universal Health Services, Inc., Class B	75,362	13,487,537
		229,361,703
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	246,797	11,456,317
Healthcare Realty Trust, Inc.	471,866	8,017,003
Healthpeak Properties, Inc.	1,001,965	16,462,285
Medical Properties Trust, Inc.	727,748	3,369,473
Omega Healthcare Investors, Inc.	424,284	18,592,125
Ventas, Inc.	674,741	55,180,319
		113,077,522
Health Care Technology — 0.1%
Certara, Inc.(a)	171,086	975,190
Veeva Systems, Inc., Class A(a)	43,729	7,681,436
		8,656,626
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	986,722	18,905,594
Park Hotels & Resorts, Inc.	265,863	2,799,537
		21,705,131
Hotels, Restaurants & Leisure — 1.2%
Aramark	376,779	15,274,621
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	79,072	$ 6,498,137
Caesars Entertainment, Inc.(a)(b)	295,751	7,816,699
Carnival Corp.	1,139,108	29,480,115
Choice Hotels International, Inc.(b)	28,135	2,911,973
Churchill Downs, Inc.	15,402	1,383,562
Darden Restaurants, Inc.	8,166	1,600,863
Domino’s Pizza, Inc.	31,409	11,269,235
Flutter Entertainment PLC(a)(b)	39,233	3,999,804
Hyatt Hotels Corp., Class A	58,504	8,412,290
MGM Resorts International(a)(b)	296,453	10,971,726
Norwegian Cruise Line Holdings Ltd.(a)(b)	68,217	1,275,658
Penn Entertainment, Inc.(a)	188,510	2,833,305
Restaurant Brands International, Inc.(b)	177,807	13,139,937
Travel + Leisure Co.	60,035	4,153,822
Vail Resorts, Inc.	9,139	1,172,716
Wendy’s Co. (The)	133,395	927,095
Wyndham Hotels & Resorts, Inc.	12,073	980,690
Wynn Resorts Ltd.	109,529	11,122,670
Yum! Brands, Inc.	267,057	41,522,022
		176,746,940
Household Durables — 1.7%
DR Horton, Inc.	372,762	51,150,402
Garmin Ltd.	234,544	54,416,554
Lennar Corp., Class A	296,348	25,734,860
Lennar Corp., Class B	13,626	1,146,219
Mohawk Industries, Inc.(a)(b)	73,523	7,239,075
Newell Brands, Inc.	626,589	2,149,200
NVR, Inc.(a)	3,905	25,733,286
PulteGroup, Inc.	280,364	32,973,610
SharkNinja, Inc.(a)	99,606	10,548,275
Toll Brothers, Inc.	135,390	18,476,673
TopBuild Corp.(a)(b)	37,534	13,185,694
Whirlpool Corp.	86,818	4,681,227
		247,435,075
Household Products — 0.4%
Church & Dwight Co., Inc.	346,853	32,368,322
Clorox Co. (The)	175,247	18,160,847
Reynolds Consumer Products, Inc.	83,801	1,774,905
		52,304,074
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	1,044,096	14,711,313
Brookfield Renewable Corp.	194,729	7,756,056
Clearway Energy, Inc., Class A	52,197	2,044,556
Clearway Energy, Inc., Class C	122,740	4,822,454
Talen Energy Corp.(a)	65,468	20,899,350
		50,233,729
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	409,268	4,690,211
EastGroup Properties, Inc.	76,573	14,172,897
First Industrial Realty Trust, Inc.	185,604	10,737,192
Lineage, Inc.	101,728	3,332,609
Rexford Industrial Realty, Inc.	334,606	10,951,654
STAG Industrial, Inc.	269,686	9,724,877
		53,609,440
Insurance — 4.6%
Allstate Corp. (The)	376,055	77,971,244
American Financial Group, Inc.	95,184	12,155,949
Arch Capital Group Ltd.(a)	505,918	48,563,069
Assurant, Inc.	71,656	15,607,393
Assured Guaranty Ltd.	61,736	5,030,249
282026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Axis Capital Holdings Ltd.	109,698	$ 11,124,474
Brighthouse Financial, Inc.(a)	83,722	5,013,273
Brown & Brown, Inc.	367,146	23,941,591
Cincinnati Financial Corp.	221,650	34,876,628
CNA Financial Corp.	32,814	1,506,819
Everest Group Ltd.	51,293	16,765,117
Fidelity National Financial, Inc., Class A	374,359	17,362,770
First American Financial Corp.	138,507	8,350,587
Globe Life, Inc.	114,459	15,929,259
Hanover Insurance Group, Inc. (The)	51,179	8,871,880
Hartford Insurance Group, Inc. (The)	404,800	54,741,104
Kemper Corp.	83,432	2,549,682
Lincoln National Corp.	253,726	9,007,273
Loews Corp.	242,281	25,861,074
Markel Group, Inc.(a)(b)	14,290	27,352,060
Old Republic International Corp.	329,161	13,133,524
Primerica, Inc.	45,679	11,441,676
Principal Financial Group, Inc.	312,967	28,201,456
Prudential Financial, Inc.	504,215	49,256,763
Reinsurance Group of America, Inc.	94,720	19,338,035
RenaissanceRe Holdings Ltd.	65,130	19,358,590
RLI Corp.	111,764	6,375,019
Unum Group	238,563	17,422,256
W R Berkley Corp.(b)	324,275	21,492,947
White Mountains Insurance Group Ltd.	3,573	7,849,738
Willis Towers Watson PLC	138,030	40,125,321
		656,576,820
Interactive Media & Services — 0.2%
IAC, Inc.(a)	96,512	3,863,375
Match Group, Inc.	337,965	10,378,905
Pinterest, Inc., Class A(a)(b)	429,786	7,882,275
Trump Media & Technology Group Corp., Class A(a)(b)	105,220	976,442
ZoomInfo Technologies, Inc., Class A(a)(b)	381,479	2,281,245
		25,382,242
IT Services — 1.3%
Akamai Technologies, Inc.(a)(b)	202,511	23,258,388
Amdocs Ltd.	154,811	10,102,966
Cognizant Technology Solutions Corp., Class A	697,125	42,768,619
DXC Technology Co.(a)(b)	241,596	3,036,862
EPAM Systems, Inc.(a)(b)	77,444	10,485,918
Globant SA(a)(b)	56,917	2,624,443
Kyndryl Holdings, Inc.(a)	311,887	4,091,957
MongoDB, Inc., Class A(a)	102,960	25,201,519
Okta, Inc., Class A(a)	145,600	11,460,176
Twilio, Inc., Class A(a)	168,540	21,205,703
VeriSign, Inc.	120,146	29,839,460
		184,076,011
Leisure Products — 0.3%
Brunswick Corp.	94,783	6,896,411
Hasbro, Inc.	200,420	18,759,312
Mattel, Inc.(a)	444,436	6,457,655
YETI Holdings, Inc.(a)(b)	111,353	4,074,406
		36,187,784
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	410,801	46,823,098
Avantor, Inc.(a)	952,931	7,470,979
Bio-Rad Laboratories, Inc., Class A(a)	26,751	7,456,841
Bio-Techne Corp.	221,512	11,576,217
Bruker Corp.	152,065	5,492,588
Charles River Laboratories International, Inc.(a)(b)	70,494	12,160,215
Security	Shares	Value
Life Sciences Tools & Services (continued)
Illumina, Inc.(a)	221,802	$ 27,339,315
IQVIA Holdings, Inc.(a)(b)	243,510	41,528,195
Mettler-Toledo International, Inc.(a)	29,581	37,307,557
QIAGEN NV	292,979	11,730,879
Repligen Corp.(a)	67,077	7,903,012
Revvity, Inc.	162,833	14,265,799
Sotera Health Co.(a)	319,266	4,578,275
Waters Corp.(a)(b)	96,670	28,788,326
West Pharmaceutical Services, Inc.	103,195	25,864,795
		290,286,091
Machinery — 5.0%
AGCO Corp.	89,706	10,394,234
Allison Transmission Holdings, Inc.	99,908	11,695,231
CNH Industrial NV	1,270,122	13,971,342
Crane Co.	70,640	12,079,440
Cummins, Inc.	198,391	106,738,326
Donaldson Co., Inc.	166,111	14,097,841
Dover Corp.	195,074	40,663,175
Esab Corp.	82,505	7,974,933
Flowserve Corp.	182,412	13,409,106
Fortive Corp.	456,209	25,219,234
Gates Industrial Corp. PLC(a)	367,905	8,318,332
Graco, Inc.	239,378	20,263,348
IDEX Corp.	109,069	20,674,029
Ingersoll Rand, Inc.(b)	573,169	45,922,300
ITT, Inc.	123,106	23,455,386
Lincoln Electric Holdings, Inc.	77,053	19,192,361
Middleby Corp. (The)(a)	68,564	9,090,215
Mueller Industries, Inc.	156,505	17,340,754
Nordson Corp.	76,550	20,366,893
Oshkosh Corp.	90,456	13,316,028
Otis Worldwide Corp.	562,671	43,370,681
Pentair PLC	235,238	20,491,582
RBC Bearings, Inc.(a)	35,551	19,308,459
Snap-on, Inc.	73,952	26,860,845
Stanley Black & Decker, Inc.	222,095	15,782,071
Timken Co. (The)	90,474	9,098,970
Toro Co. (The)	142,400	13,305,856
Westinghouse Air Brake Technologies Corp.	244,540	61,112,991
Xylem, Inc.	351,276	41,977,482
		705,491,445
Marine Transportation — 0.1%
Kirby Corp.(a)	77,434	10,289,430
Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	118,166	25,509,676
DoubleVerify Holdings, Inc.(a)	104,194	989,843
Fox Corp., Class A, NVS	296,779	17,331,894
Fox Corp., Class B	215,842	11,461,210
Liberty Broadband Corp., Class A(a)	18,978	953,075
Liberty Broadband Corp., Class C, NVS(a)	129,525	6,515,107
New York Times Co. (The), Class A	230,624	19,310,148
News Corp., Class A, NVS	548,807	13,681,759
News Corp., Class B	180,516	5,146,511
Nexstar Media Group, Inc., Class A	38,268	6,920,002
NIQ Global Intelligence PLC(a)(b)	50,230	571,115
Omnicom Group, Inc.	450,796	33,949,447
Sirius XM Holdings, Inc.	278,374	6,424,872
		148,764,659
Metals & Mining — 1.7%
Alcoa Corp.	373,299	24,760,923
Anglogold Ashanti PLC	637,871	62,103,121
Schedule of Investments
29

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc.(a)(b)	813,570	$ 6,874,666
MP Materials Corp., Class A(a)(b)	204,501	9,869,218
Nucor Corp.	331,010	55,973,791
Reliance, Inc.	75,031	22,803,421
Royal Gold, Inc.	121,391	30,892,796
Steel Dynamics, Inc.	177,956	32,032,080
		245,310,016
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	1,603,537	16,083,476
Annaly Capital Management, Inc.	1,016,770	21,504,686
Rithm Capital Corp.	795,090	7,537,453
Starwood Property Trust, Inc.	499,056	8,593,744
		53,719,359
Multi-Utilities — 2.6%
Ameren Corp.	389,105	42,770,422
CenterPoint Energy, Inc.	939,762	40,560,128
CMS Energy Corp.	437,026	33,904,477
Consolidated Edison, Inc.	520,039	58,858,014
DTE Energy Co.	298,748	43,682,932
NiSource, Inc.	686,146	32,015,572
Public Service Enterprise Group, Inc.	719,548	58,247,411
WEC Energy Group, Inc.	469,254	54,325,536
		364,364,492
Office REITs — 0.2%
BXP, Inc.	227,025	11,782,598
Cousins Properties, Inc.	242,630	5,476,159
Highwoods Properties, Inc.	157,891	3,380,446
Kilroy Realty Corp.	168,598	4,756,150
Vornado Realty Trust	255,988	6,653,128
		32,048,481
Oil, Gas & Consumable Fuels — 7.1%
Antero Midstream Corp.	483,166	11,016,185
Antero Resources Corp.(a)	416,429	17,673,247
APA Corp.	504,688	21,418,959
Cheniere Energy, Inc.	168,970	47,946,927
Chord Energy Corp.	81,871	11,640,419
Coterra Energy, Inc.	1,085,459	38,143,029
Devon Energy Corp.	873,913	43,975,302
Diamondback Energy, Inc.	283,410	56,055,664
DT Midstream, Inc.	146,650	19,749,356
EQT Corp.	867,616	55,215,082
Expand Energy Corp.	328,094	36,018,159
HF Sinclair Corp.	201,980	12,601,532
Kinder Morgan, Inc.	2,803,619	94,005,345
Marathon Petroleum Corp.	433,440	105,837,379
Matador Resources Co.	168,952	10,674,387
Occidental Petroleum Corp.	1,015,632	66,016,080
ONEOK, Inc.	901,259	81,464,801
Ovintiv, Inc.	413,817	24,564,177
Permian Resources Corp., Class A	990,719	21,122,129
Phillips 66	539,418	98,271,171
Range Resources Corp.	339,532	15,340,056
Valero Energy Corp.	437,604	108,123,196
Viper Energy, Inc., Class A	268,158	12,600,745
		1,009,473,327
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	90,711	6,599,225
Passenger Airlines — 1.0%
Alaska Air Group, Inc.(a)(b)	139,536	5,132,134
American Airlines Group, Inc.(a)(b)	884,383	9,498,274
Security	Shares	Value
Passenger Airlines (continued)
Delta Air Lines, Inc.	939,555	$ 62,461,616
Southwest Airlines Co.	593,548	22,299,598
United Airlines Holdings, Inc.(a)(b)	469,152	43,194,825
		142,586,447
Personal Care Products — 0.6%
BellRing Brands, Inc.(a)	168,162	2,705,726
Coty, Inc., Class A(a)	553,664	1,112,865
elf Beauty, Inc.(a)	83,218	5,043,843
Estee Lauder Cos., Inc. (The), Class A	354,084	25,412,609
Kenvue, Inc.	2,739,442	47,227,980
		81,503,023
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc.(a)(b)	709,531	16,979,077
Jazz Pharmaceuticals PLC(a)	83,548	15,794,749
Organon & Co.	370,054	2,216,623
Perrigo Co. PLC	206,277	2,215,415
Royalty Pharma PLC, Class A	555,278	26,636,686
Viatris, Inc.	1,667,568	22,528,844
		86,371,394
Professional Services — 1.6%
Amentum Holdings, Inc.(a)	229,224	5,978,162
Broadridge Financial Solutions, Inc.	15,980	2,596,430
CACI International, Inc., Class A(a)	31,421	17,088,939
Clarivate PLC(a)(b)	533,541	1,349,859
Concentrix Corp.	63,916	1,748,742
Equifax, Inc.	144,881	26,088,722
FTI Consulting, Inc.(a)(b)	43,321	7,657,853
Genpact Ltd.	227,954	8,491,287
Jacobs Solutions, Inc.	168,069	21,391,822
KBR, Inc.	167,218	6,163,655
Leidos Holdings, Inc.	183,848	28,592,041
ManpowerGroup, Inc.	70,223	2,068,770
Parsons Corp.(a)(b)	76,185	4,126,941
Paychex, Inc.	320,132	29,490,560
Paycom Software, Inc.	33,376	4,056,519
Paylocity Holding Corp.(a)	5,159	557,378
Robert Half, Inc.	144,584	3,672,434
Science Applications International Corp.	65,940	6,259,025
SS&C Technologies Holdings, Inc.	300,601	20,311,610
TransUnion	281,512	19,477,815
Verisk Analytics, Inc.	80,607	15,295,178
		232,463,742
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A(a)	381,216	51,639,519
CoStar Group, Inc.(a)	527,966	21,298,148
Howard Hughes Holdings, Inc.(a)(b)	46,227	2,924,320
Jones Lang LaSalle, Inc.(a)	49,714	15,128,965
Zillow Group, Inc., Class A(a)(b)	69,245	2,866,051
Zillow Group, Inc., Class C, NVS(a)	237,353	9,821,667
		103,678,670
Residential REITs — 1.5%
American Homes 4 Rent, Class A	492,865	13,760,791
AvalonBay Communities, Inc.	205,137	33,509,129
Camden Property Trust	151,802	14,824,983
Equity LifeStyle Properties, Inc.	277,024	17,291,838
Equity Residential	544,797	32,224,743
Essex Property Trust, Inc.	92,051	22,276,342
Invitation Homes, Inc.	882,742	21,936,139
Mid-America Apartment Communities, Inc.	168,117	20,530,448
302026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Sun Communities, Inc.	142,415	$ 17,938,593
UDR, Inc.	451,966	15,267,411
		209,560,417
Retail REITs — 1.7%
Agree Realty Corp.	162,665	12,261,688
Brixmor Property Group, Inc.	437,576	12,602,189
Federal Realty Investment Trust	122,848	13,047,686
Kimco Realty Corp.	960,263	21,577,109
NNN REIT, Inc.	273,522	11,496,129
Realty Income Corp.	1,320,795	80,806,238
Regency Centers Corp.	260,377	19,700,124
Simon Property Group, Inc.	363,156	67,739,489
		239,230,652
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.(a)(b)	176,723	5,572,076
Amkor Technology, Inc.	178,921	8,056,813
Cirrus Logic, Inc.(a)	74,105	10,717,065
Entegris, Inc.(b)	181,051	21,226,419
First Solar, Inc.(a)	146,000	28,799,960
GLOBALFOUNDRIES, Inc.(a)	176,684	7,858,904
Lattice Semiconductor Corp.(a)	29,986	2,781,502
MACOM Technology Solutions Holdings, Inc.(a)	71,633	15,907,540
Microchip Technology, Inc.	760,765	49,153,027
MKS, Inc.	96,879	22,263,763
ON Semiconductor Corp.(a)	579,677	35,893,600
Onto Innovation, Inc.(a)	54,460	11,168,112
Qnity Electronics, Inc.	302,077	34,853,644
Qorvo, Inc.(a)	120,693	9,341,638
Skyworks Solutions, Inc.	215,336	11,531,243
Teradyne, Inc.	225,511	66,854,991
Universal Display Corp.	63,207	5,793,554
		347,773,851
Software — 1.3%
Aurora Innovation, Inc., Class A(a)(b)	1,676,840	6,908,581
BILL Holdings, Inc.(a)(b)	115,706	4,431,540
CCC Intelligent Solutions Holdings, Inc.(a)(b)	867,300	5,203,800
Circle Internet Group, Inc., Class A(a)	138,668	13,230,314
Docusign, Inc.(a)(b)	70,442	3,339,655
Dolby Laboratories, Inc., Class A	86,890	5,218,613
Dropbox, Inc., Class A(a)	182,352	4,143,038
Fair Isaac Corp.(a)	5,952	6,353,998
Gen Digital, Inc.	702,339	13,225,043
nCino, Inc.(a)	142,505	2,134,725
Nutanix, Inc., Class A(a)	279,980	10,642,040
Pegasystems, Inc.	88,684	3,774,391
PTC, Inc.(a)	149,753	21,338,305
Rubrik, Inc., Class A(a)	82,792	4,054,324
SailPoint, Inc.(a)(b)	95,752	1,267,757
SentinelOne, Inc., Class A(a)	127,209	1,638,452
Teradata Corp.(a)(b)	102,686	2,631,842
Trimble, Inc.(a)	343,308	22,393,981
Tyler Technologies, Inc.(a)(b)	10,587	3,624,777
UiPath, Inc., Class A(a)	582,551	6,466,316
Unity Software, Inc.(a)	443,966	9,740,614
Zoom Communications, Inc., Class A(a)	383,416	30,822,812
		182,584,918
Specialized REITs — 2.6%
Crown Castle, Inc.	625,410	50,852,087
CubeSmart	326,606	11,970,110
Digital Realty Trust, Inc.	496,166	89,414,075
EPR Properties	107,272	5,359,309
Security	Shares	Value
Specialized REITs (continued)
Extra Space Storage, Inc.	303,863	$ 39,845,555
Fermi, Inc.(a)(b)	51,522	300,889
Gaming & Leisure Properties, Inc.	391,531	17,372,230
Iron Mountain, Inc.	423,103	43,215,740
Millrose Properties, Inc., Class A	224,435	6,284,180
National Storage Affiliates Trust	103,135	3,892,315
Rayonier, Inc.	429,185	8,849,795
SBA Communications Corp., Class A	152,148	26,186,192
VICI Properties, Inc.	1,540,473	42,085,722
Weyerhaeuser Co.	1,045,329	25,537,388
		371,165,587
Specialty Retail — 1.8%
AutoNation, Inc.(a)	38,192	7,457,370
Bath & Body Works, Inc.	296,403	5,533,844
Best Buy Co., Inc.	278,655	17,889,651
CarMax, Inc.(a)	203,337	8,454,752
Dick’s Sporting Goods, Inc.	91,322	18,108,239
Five Below, Inc.(a)	77,718	17,757,009
Floor & Decor Holdings, Inc., Class A(a)	106,700	5,420,360
GameStop Corp., Class A(a)(b)	584,810	13,474,022
Gap, Inc. (The)	325,913	7,887,095
Lithia Motors, Inc., Class A	30,372	7,584,496
Penske Automotive Group, Inc.	27,125	4,055,730
RH(a)	18,498	2,586,390
Ross Stores, Inc.	367,094	79,523,573
Ulta Beauty, Inc.(a)	48,054	25,118,306
Valvoline, Inc.(a)	20,870	702,902
Wayfair, Inc., Class A(a)(b)	116,817	8,785,807
Williams-Sonoma, Inc.	141,281	25,759,765
		256,099,311
Technology Hardware, Storage & Peripherals — 2.6%
Everpure, Inc., Class A(a)	64,989	3,836,950
Hewlett Packard Enterprise Co.	1,920,313	45,722,652
HP, Inc.	1,326,509	25,482,238
NetApp, Inc.	171,976	17,608,623
Sandisk Corp.(a)	206,137	130,967,082
Super Micro Computer, Inc.(a)(b)	404,367	9,207,437
Western Digital Corp.	490,341	132,632,337
		365,457,319
Textiles, Apparel & Luxury Goods — 0.4%
Amer Sports, Inc.(a)	214,566	7,063,513
Birkenstock Holding PLC(a)(b)	43,167	1,546,674
Columbia Sportswear Co.	36,310	1,990,151
Crocs, Inc.(a)	72,411	6,011,561
Lululemon Athletica, Inc.(a)	63,424	9,710,214
PVH Corp.(b)	65,241	4,551,212
Ralph Lauren Corp., Class A	50,693	17,437,885
Tapestry, Inc.	24,718	3,487,957
Under Armour, Inc., Class A(a)(b)	287,117	1,696,862
Under Armour, Inc., Class C, NVS(a)(b)	266,056	1,540,464
VF Corp.	506,417	8,604,025
		63,640,518
Trading Companies & Distributors — 1.7%
Air Lease Corp., Class A	151,662	9,848,930
Applied Industrial Technologies, Inc.	53,216	14,119,269
Core & Main, Inc., Class A(a)	114,147	5,638,862
Fastenal Co.	296,215	13,744,376
Ferguson Enterprises, Inc.	259,045	60,424,837
MSC Industrial Direct Co., Inc., Class A	63,582	5,866,711
QXO, Inc.(a)(b)	925,117	17,965,772
SiteOne Landscape Supply, Inc.(a)	43,898	5,843,263
Schedule of Investments
31

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	91,416	$ 66,602,041
Watsco, Inc.	50,266	18,286,268
WESCO International, Inc.	69,743	19,083,080
WW Grainger, Inc.	9,254	10,094,356
		247,517,765
Water Utilities — 0.4%
American Water Works Co., Inc.	280,936	38,232,580
Essential Utilities, Inc.	404,775	16,300,290
		54,532,870
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	143,414	10,747,445
Total Long-Term Investments — 99.8% (Cost: $11,966,748,298)		14,133,227,354
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)(e)	294,914,015	294,972,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	24,843,555	24,843,555
Total Short-Term Securities — 2.3% (Cost: $319,669,916)		319,816,553
Total Investments — 102.1% (Cost: $12,286,418,214)		14,453,043,907
Liabilities in Excess of Other Assets — (2.1)%		(291,257,699)
Net Assets — 100.0%		$ 14,161,786,208

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 423,380,361	$ —	$ (128,288,065)(a)	$ (56,849)	$ (62,449)	$ 294,972,998	294,914,015	$ 2,778,876 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,015,923	10,827,632 (a)	—	—	—	24,843,555	24,843,555	916,756	—
				$ (56,849)	$ (62,449)	$ 319,816,553		$ 3,695,632	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

322026 iShares Annual Financial Statements and Additional Information

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Mid-Cap Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	06/18/26	$ 3,285	$ (17,927)
S&P Mid 400 E-Mini Index	66	06/18/26	22,417	172,408
				$ 154,481
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 172,408	$ —	$ —	$ —	$ 172,408
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 17,927	$ —	$ —	$ —	$ 17,927

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended March 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 4,439,819	$ —	$ —	$ —	$ 4,439,819
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (240,147)	$ —	$ —	$ —	$ (240,147)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$ 32,704,540

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments
33

Schedule of Investments  (continued)
March 31, 2026
iShares® Russell Mid-Cap Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 14,133,227,354	$ —	$ —	$ 14,133,227,354
Short-Term Securities
Money Market Funds	319,816,553	—	—	319,816,553
	$ 14,453,043,907	$ —	$ —	$ 14,453,043,907
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 172,408	$ —	$ —	$ 172,408
Liabilities
Equity Contracts	(17,927)	—	—	(17,927)
	$ 154,481	$ —	$ —	$ 154,481

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
342026 iShares Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
March 31, 2026

	iShares Russell 3000 ETF	iShares Russell Mid-Cap Value ETF
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 16,983,283,331	$ 14,133,227,354
Investments, at value — affiliated(c)	257,944,418	319,816,553
Cash	6,226	294
Cash pledged:
Futures contracts	2,559,459	2,755,590
Receivables:
Investments sold	311,721	4,950
Securities lending income — affiliated	68,789	102,918
Dividends — unaffiliated	9,179,289	16,305,628
Dividends — affiliated	65,140	74,721
Variation margin on futures contracts	885,550	958,175
Total assets	17,254,303,923	14,473,246,183
LIABILITIES
Collateral on securities loaned	191,489,530	294,579,803
Payables:
Investments purchased	12,748,906	14,073,093
Investment advisory fees	2,926,549	2,807,079
Total liabilities	207,164,985	311,459,975
Commitments and contingent liabilities
NET ASSETS	$ 17,047,138,938	$ 14,161,786,208
NET ASSETS CONSIST OF:
Paid-in capital	$ 11,487,795,337	$ 13,519,596,761
Accumulated earnings	5,559,343,601	642,189,447
NET ASSETS	$ 17,047,138,938	$ 14,161,786,208

NET ASSET VALUE
Shares outstanding	$ 46,000,000	$ 97,200,000
Net asset value	$ 370.59	$ 145.70
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Investments, at cost — unaffiliated	$ 10,994,275,186	$ 11,966,748,298
(b) Securities loaned, at value	$ 195,566,486	$ 298,654,145
(c) Investments, at cost — affiliated	$ 247,171,320	$ 319,669,916
See notes to financial statements.
Statements of Assets and Liabilities
35

Statements of Operations
Year Ended March 31, 2026

	iShares Russell 3000 ETF	iShares Russell Mid-Cap Value ETF
INVESTMENT INCOME
Dividends — unaffiliated	$ 203,488,145	$ 262,852,241
Dividends — affiliated	1,767,951	916,756
Interest — unaffiliated	13,953	37,575
Securities lending income — affiliated — net	1,247,094	2,778,876
Foreign taxes withheld	(106,869)	(275,617)
Total investment income	206,410,274	266,309,831
EXPENSES
Investment advisory	33,279,809	31,484,574
Interest expense	308	1,715
Total expenses	33,280,117	31,486,289
Net investment income	173,130,157	234,823,542
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(68,293,789)	(176,350,841)
Investments — affiliated	(10,027)	(56,849)
Futures contracts	4,678,858	4,439,819
In-kind redemptions — unaffiliated(a)	1,221,411,117	1,396,496,101
In-kind redemptions — affiliated(a)	2,949,734	—
	1,160,735,893	1,224,528,230
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,255,805,294	748,097,995
Investments — affiliated	(2,512,718)	(62,449)
Futures contracts	(643,936)	(240,147)
	1,252,648,640	747,795,399
Net realized and unrealized gain	2,413,384,533	1,972,323,629
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,586,514,690	$ 2,207,147,171

(a)	See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
362026 iShares Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Russell 3000 ETF		iShares Russell Mid-Cap Value ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/26	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 173,130,157	$ 165,420,553	$ 234,823,542	$ 215,868,139
Net realized gain	1,160,735,893	620,486,762	1,224,528,230	1,080,597,402
Net change in unrealized appreciation (depreciation)	1,252,648,640	197,872,710	747,795,399	(1,065,184,661)
Net increase in net assets resulting from operations	2,586,514,690	983,780,025	2,207,147,171	231,280,880
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(167,807,486)	(169,322,017)	(219,224,054)	(207,879,928)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	196,263,772	(37,513,336)	(1,108,360,392)	(870,180,334)
NET ASSETS
Total increase (decrease) in net assets	2,614,970,976	776,944,672	879,562,725	(846,779,382)
Beginning of year	14,432,167,962	13,655,223,290	13,282,223,483	14,129,002,865
End of year	$ 17,047,138,938	$ 14,432,167,962	$ 14,161,786,208	$ 13,282,223,483

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
37

Financial Highlights
(For a share outstanding throughout each period)

iShares Russell 3000 ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 317.54	$ 300.11	$ 235.52	$ 262.10	$ 237.19
Net investment income(a)	3.78	3.60	3.47	3.37	2.87
Net realized and unrealized gain (loss)(b)	52.93	17.52	64.59	(26.44)	25.00
Net increase (decrease) from investment operations	56.71	21.12	68.06	(23.07)	27.87
Distributions from net investment income(c)	(3.66)	(3.69)	(3.47)	(3.51)	(2.96)
Net asset value, end of year	$ 370.59	$ 317.54	$ 300.11	$ 235.52	$ 262.10
Total Return(d)
Based on net asset value	17.87%	7.02%	29.12%	(8.72)%	11.75%
Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.04%	1.12%	1.34%	1.47%	1.10%
Supplemental Data
Net assets, end of year (000)	$ 17,047,139	$ 14,432,168	$ 13,655,223	$ 10,727,904	$ 12,017,483
Portfolio turnover rate(f)	3%	3%	3%	4%	5%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
382026 iShares Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

iShares Russell Mid-Cap Value ETF
	Year Ended 03/31/26	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22
Net asset value, beginning of year	$ 126.02	$ 125.42	$ 106.21	$ 119.55	$ 109.15
Net investment income(a)	2.33	2.07	2.03	2.04	1.62
Net realized and unrealized gain (loss)(b)	19.51	0.53	19.12	(13.31)	10.55
Net increase (decrease) from investment operations	21.84	2.60	21.15	(11.27)	12.17
Distributions from net investment income(c)	(2.16)	(2.00)	(1.94)	(2.07)	(1.77)
Net asset value, end of year	$ 145.70	$ 126.02	$ 125.42	$ 106.21	$ 119.55
Total Return(d)
Based on net asset value	17.43%	2.06%(e)	20.17%	(9.37)%	11.19%
Ratios to Average Net Assets(f)
Total expenses	0.23%	0.23%(g)	0.23%	0.23%	0.23%
Net investment income	1.69%	1.62%	1.84%	1.88%	1.39%
Supplemental Data
Net assets, end of year (000)	$ 14,161,786	$ 13,282,223	$ 14,129,003	$ 12,676,126	$ 14,907,745
Portfolio turnover rate(h)	15%	19%	19%	19%	21%

(a)	Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes payment from an affiliate with no financial impact to the expense ratios.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
39

Notes to Financial Statements
1.
ORGANIZATION
iShares Trust (the “Trust”)  is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Russell 3000	Diversified
Russell Mid-Cap Value	Diversified
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.  Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’  tax year.  These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
402026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and  procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Notes to Financial Statements
41

Notes to Financial Statements  (continued)
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Russell 3000(b)
Barclays Bank PLC	$4,745,791	$(4,683,490)	$—	$62,301
Barclays Capital, Inc.	916,361	(828,364)	—	87,997 (c)
BMO Capital Markets Corp.	9,739	(9,739)	—	—
BNP Paribas SA	12,817,984	(12,609,126)	—	208,858 (c)
BofA Securities, Inc.	7,732,406	(7,561,473)	—	170,933 (c)
Citadel Clearing LLC	1,020,894	(989,175)	—	31,719 (c)
Citigroup Global Markets, Inc.	14,240,230	(13,938,428)	—	301,802 (c)
Deutsche Bank Securities, Inc.	389	(375)	—	14 (c)
Goldman Sachs & Co. LLC	13,290,727	(13,276,866)	—	13,861 (c)
Goldman Sachs International	32,104,681	(31,605,054)	—	499,627 (c)
HSBC Bank PLC	6,163,496	(6,021,593)	—	141,903
J.P. Morgan Securities LLC	35,634,048	(34,670,114)	—	963,934 (c)
Jefferies LLC	2,071,174	(2,029,248)	—	41,926 (c)
Mizuho Securities USA LLC	22,887	(22,887)	—	—
Morgan Stanley	31,053,978	(30,396,238)	—	657,740 (c)
National Bank of Canada	1,642,994	(1,601,388)	—	41,606 (c)
National Financial Services LLC	4,366,956	(4,301,259)	—	65,697 (c)
Natixis SA	1,762,478	(1,702,214)	—	60,264 (c)
Nomura Securities International, Inc.	30,864	(30,864)	—	—
Pershing LLC	92,907	(91,367)	—	1,540 (c)
RBC Capital Market LLC	9,701	(9,375)	—	326 (c)
Scotia Capital (USA), Inc.	1,017,532	(964,832)	—	52,700 (c)
Scotia Capital, Inc.	172,820	(172,820)	—	—
SG Americas Securities LLC	1,176,015	(1,176,015)	—	—
State Street Bank & Trust Co.	356,412	(351,586)	—	4,826 (c)
TD Securities (USA) LLC	1,260,122	(1,142,073)	—	118,049 (c)
UBS AG	6,293,622	(6,170,699)	—	122,923
UBS Securities LLC	932,223	(854,575)	—	77,648 (c)
Virtu Americas LLC	1,283,753	(1,251,124)	—	32,629 (c)
Wells Fargo Bank N.A.	5,961,229	(5,904,080)	—	57,149 (c)
Wells Fargo Securities LLC	7,382,073	(7,064,595)	—	317,478 (c)
	$195,566,486	$(191,431,036)	$—	$4,135,450
Russell Mid-Cap Value
Barclays Bank PLC	$2,866,741	$(2,822,423)	$—	$44,318 (c)
Barclays Capital, Inc.	467,884	(456,575)	—	11,309 (c)
BNP Paribas SA	17,453,732	(17,404,191)	—	49,541 (c)
BofA Securities, Inc.	7,850,823	(7,734,441)	—	116,382 (c)
Citigroup Global Markets, Inc.	38,840,495	(37,878,997)	—	961,498 (c)
Goldman Sachs & Co. LLC	26,976,836	(26,976,836)	—	—
Goldman Sachs International	12,138,394	(12,049,348)	—	89,046 (c)
HSBC Bank PLC	8,758,680	(8,495,966)	—	262,714 (c)
422026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Russell Mid-Cap Value (continued)
J.P. Morgan Securities LLC	$53,991,554	$(52,555,326)	$—	$1,436,228 (c)
Jefferies LLC	60,398	(60,398)	—	—
Morgan Stanley	60,294,807	(59,107,630)	—	1,187,177 (c)
National Financial Services LLC	6,431,351	(6,356,776)	—	74,575 (c)
Natixis SA	9,726,568	(9,529,900)	—	196,668 (c)
Pershing LLC	721,599	(706,890)	—	14,709 (c)
Scotia Capital (USA), Inc.	1,410,216	(1,340,226)	—	69,990 (c)
SG Americas Securities LLC	5,083,840	(5,066,350)	—	17,490 (c)
State Street Bank & Trust Co.	3,440,865	(3,440,865)	—	—
TD Securities (USA) LLC	1,530,965	(1,502,727)	—	28,238 (c)
UBS AG	18,373,150	(18,262,162)	—	110,988 (c)
UBS Securities LLC	12,475,532	(12,429,536)	—	45,996 (c)
Virtu Americas LLC	438,434	(436,251)	—	2,183 (c)
Wells Fargo Bank N.A.	9,308,623	(9,308,623)	—	—
Wells Fargo Securities LLC	12,658	(12,658)	—	—
	$298,654,145	$(293,935,095)	$—	$4,719,050

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’
Statements of Assets and Liabilities.

(b)	Securities loaned with a value of $2,895 have been sold and are pending settlement as of March 31, 2026.
(c)
The market value of the loaned securities is determined as of March 31, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
Notes to Financial Statements
43

Notes to Financial Statements  (continued)
For its investment advisory services to the iShares Russell 3000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $15 billion	0.2000%
Over $15 billion	0.1900
Prior to August 1, 2025, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the iShares Russell 3000 ETF, based on the average daily net asset of the fund.
For its investment advisory services to the iShares Russell Mid-Cap Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.250000%
Over $121 billion, up to and including $181 billion	0.237500
Over $181 billion, up to and including $231 billion	0.225625
Over $231 billion, up to and including $281 billion	0.214343
Over $281 billion	0.203626
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.  BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the year ended March 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Russell 3000	$ 378,892
Russell Mid-Cap Value	782,204
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
442026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the year ended March 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Russell 3000	$ 85,943,254	$ 77,058,281	$ (3,932,082)
Russell Mid-Cap Value	972,770,841	516,873,960	(69,497,525)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7.
PURCHASES AND SALES
For the year ended March 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Russell 3000	$ 476,554,465	$ 451,000,954
Russell Mid-Cap Value	2,147,821,902	2,120,395,355
For the year ended March 31, 2026, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Russell 3000	$ 2,146,035,229	$ 1,957,880,179
Russell Mid-Cap Value	2,632,508,822	3,747,931,173
8.
INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF	Paid-in capital	Accumulated earnings (loss)
Russell 3000	$ 1,223,314,685	$ (1,223,314,685)
Russell Mid-Cap Value	1,392,433,870	(1,392,433,870)
The tax character of distributions paid was as follows:
iShares ETF	Year Ended 03/31/26	Year Ended 03/31/25
Russell 3000
Ordinary income	$ 167,807,486	$ 169,322,017
Russell Mid-Cap Value
Ordinary income	$ 219,224,054	$ 207,879,928
Notes to Financial Statements
45

Notes to Financial Statements  (continued)
As of March 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Russell 3000	$ 8,488,457	$ (390,734,624)	$ 5,941,589,768	$ 5,559,343,601
Russell Mid-Cap Value	41,465,938	(1,505,366,043)	2,106,089,552	642,189,447

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and undistributed capital gains from underlying REIT investments.

As of March 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$ 11,299,618,975	$ 6,827,249,662	$ (885,640,888)	$ 5,941,608,774
Russell Mid-Cap Value	12,347,934,408	3,456,293,638	(1,351,184,139)	2,105,109,499

9.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights
462026 iShares Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Year Ended 03/31/26		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Russell 3000
Shares sold	5,850,000	$2,156,488,053	3,300,000	$1,066,361,962
Shares redeemed	(5,300,000)	(1,960,224,281)	(3,350,000)	(1,103,875,298)
	550,000	$196,263,772	(50,000)	$(37,513,336)
Russell Mid-Cap Value
Shares sold	19,700,000	$2,652,185,177	25,650,000	$3,176,533,677
Shares redeemed	(27,900,000)	(3,760,545,569)	(32,900,000)	(4,046,714,011)
	(8,200,000)	$(1,108,360,392)	(7,250,000)	$(870,180,334)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Notes to Financial Statements
47

Notes to Financial Statements  (continued)
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
482026 iShares Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Russell 3000 ETF iShares Russell Mid-Cap Value ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 22, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
49

Important Tax Information (unaudited)
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Dividend Income
Russell 3000	$ 190,112,105
Russell Mid-Cap Value	211,211,561
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2026:
iShares ETF	Qualified Business Income
Russell 3000	$ 11,040,478
Russell Mid-Cap Value	40,102,435
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF	Dividends-Received Deduction
Russell 3000	100.00%
Russell Mid-Cap Value	84.14
502026 iShares Annual Financial Statements and Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Russell 3000 ETF (the “Fund”)  to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives.  Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities.  No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available.  Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company.  Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.  This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million.   There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Russell 3000 ETF is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
Additional Information
51

Additional Information (continued)
iShares Russell 3000 ETF has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
• Go to icsdelivery.com.
• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
522026 iShares Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements
53

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Want to know more?
iShares.com  |  1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: May 22, 2026

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: May 22, 2026